As filed with the Securities and Exchange Commission on March 4, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip Code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 1-800-851-9777

Date of fiscal year end:  December 31

Date of reporting period: December 31, 2025

Item 1:	Report(s) to Shareholders.

(a)

Annual Shareholder Report

Transamerica Janus Balanced VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Janus Balanced VP (the "Portfolio") seeks long-term capital growth, consistent with preservation of capital and balanced by current income. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$79	0.74%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 13.72%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The additional benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio outperformed its blended benchmark, consisting of the S&P 500® Index (55%) and the Bloomberg US Aggregate Bond Index (45%) (the “Blended Benchmark”), during the fiscal year ended December 31, 2025.

  Asset allocation positioning contributed to relative performance, with an overweight allocation to equities versus the Blended Benchmark and a corresponding underweight allocation to fixed income. This asset allocation aided results as equities outperformed bonds during the period.

  The Portfolio entered the period with approximately 60% allocated to equities and 40% to fixed income and ended the period with roughly the same allocation, although allocations between equities and fixed income were actively adjusted during periods of market volatility.

  The equity portion of the Portfolio outperformed the S&P 500® Index and contributed to the Portfolio’s overall relative performance, while the fixed income portion underperformed the Bloomberg US Aggregate Bond Index and detracted from the Portfolio’s overall relative performance.

  The Portfolio’s equity allocation was well positioned from a sector perspective given the market environment. Notably, the Portfolio maintained an overweight allocation to growth-oriented sectors including information technology, which outperformed the broader market, and underweight allocations to the consumer staples and real estate sectors, which lagged.

  Positive security selection in the financials sector, highlighted by holdings in global financial services companies Morgan Stanley and Goldman Sachs, contributed to relative performance. Security selection in the information technology sector also contributed to relative performance, led by wafer fabrication equipment suppliers Lam Research Corporation and KLA Corporation.

  Conversely, overweight allocations to the health care and consumer discretionary sectors detracted from relative performance. Security selection in the real estate sector, particularly holdings such as Prologis, Inc., also detracted from relative performance.

  Within fixed income, relative underperformance stemmed primarily from interest-rate risk positioning. An underweight allocation to duration detracted from relative returns, as U.S. Treasury yields declined.

  An overweight allocation to asset-backed securities (“ABS”), combined with weak security selection in the sector, also detracted from relative performance.

  Fixed income underperformance was partially offset by overweight allocations to non-agency mortgages and commercial mortgage-backed securities (“CMBS”), an underweight allocation to U.S. Treasuries and strong security selection within investment-grade corporate bonds.

  The views expressed reflect the opinions of Janus Henderson Investors US LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Janus Balanced VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,613	$9,504	$10,138
2/29/2016	$9,590	$9,491	$10,210
3/31/2016	$9,932	$10,135	$10,303
4/30/2016	$9,932	$10,174	$10,343
5/31/2016	$10,000	$10,357	$10,345
6/30/2016	$9,970	$10,384	$10,531
7/31/2016	$10,273	$10,766	$10,598
8/31/2016	$10,216	$10,782	$10,586
9/30/2016	$10,192	$10,784	$10,580
10/31/2016	$10,100	$10,587	$10,499
11/30/2016	$10,332	$10,979	$10,250
12/31/2016	$10,433	$11,196	$10,265
1/31/2017	$10,673	$11,408	$10,285
2/28/2017	$10,967	$11,861	$10,354
3/31/2017	$10,913	$11,875	$10,349
4/30/2017	$11,057	$11,997	$10,428
5/31/2017	$11,213	$12,166	$10,509
6/30/2017	$11,251	$12,242	$10,498
7/31/2017	$11,437	$12,494	$10,543
8/31/2017	$11,484	$12,532	$10,638
9/30/2017	$11,658	$12,790	$10,587
10/31/2017	$11,863	$13,089	$10,593
11/30/2017	$12,108	$13,490	$10,580
12/31/2017	$12,211	$13,640	$10,628
1/31/2018	$12,630	$14,421	$10,506
2/28/2018	$12,408	$13,890	$10,406
3/31/2018	$12,290	$13,537	$10,473
4/30/2018	$12,258	$13,589	$10,395
5/31/2018	$12,559	$13,916	$10,469
6/30/2018	$12,559	$14,002	$10,456
7/31/2018	$12,835	$14,523	$10,459
8/31/2018	$13,135	$14,996	$10,526
9/30/2018	$13,143	$15,081	$10,458
10/31/2018	$12,624	$14,050	$10,376
11/30/2018	$12,814	$14,337	$10,438
12/31/2018	$12,238	$13,042	$10,629
1/31/2019	$12,773	$14,087	$10,742
2/28/2019	$13,094	$14,540	$10,736
3/31/2019	$13,275	$14,822	$10,942
4/30/2019	$13,645	$15,422	$10,945
5/31/2019	$13,225	$14,442	$11,139
6/30/2019	$13,801	$15,460	$11,279
7/31/2019	$13,999	$15,682	$11,304
8/31/2019	$14,100	$15,434	$11,597
9/30/2019	$14,205	$15,723	$11,535
10/31/2019	$14,328	$16,063	$11,570
11/30/2019	$14,686	$16,646	$11,564
12/31/2019	$14,940	$17,149	$11,556
1/31/2020	$15,097	$17,142	$11,778
2/29/2020	$14,424	$15,731	$11,990
3/31/2020	$13,199	$13,788	$11,920
4/30/2020	$14,196	$15,555	$12,132
5/31/2020	$14,669	$16,296	$12,188
6/30/2020	$14,975	$16,620	$12,265
7/31/2020	$15,543	$17,558	$12,448
8/31/2020	$16,313	$18,820	$12,348
9/30/2020	$16,008	$18,105	$12,341
10/31/2020	$15,656	$17,623	$12,286
11/30/2020	$16,712	$19,552	$12,406
12/31/2020	$17,119	$20,304	$12,423
1/31/2021	$16,869	$20,099	$12,334
2/28/2021	$17,064	$20,653	$12,156
3/31/2021	$17,342	$21,558	$12,005
4/30/2021	$18,000	$22,708	$12,099
5/31/2021	$18,046	$22,867	$12,139
6/30/2021	$18,453	$23,401	$12,224
7/31/2021	$18,889	$23,956	$12,361
8/31/2021	$19,173	$24,685	$12,337
9/30/2021	$18,507	$23,537	$12,230
10/31/2021	$19,339	$25,186	$12,227
11/30/2021	$19,320	$25,011	$12,263
12/31/2021	$19,809	$26,132	$12,232
1/31/2022	$18,938	$24,780	$11,968
2/28/2022	$18,537	$24,038	$11,835
3/31/2022	$18,586	$24,931	$11,506
4/30/2022	$17,294	$22,757	$11,069
5/31/2022	$17,255	$22,798	$11,141
6/30/2022	$16,403	$20,916	$10,966
7/31/2022	$17,441	$22,845	$11,234
8/31/2022	$16,854	$21,913	$10,917
9/30/2022	$15,663	$19,895	$10,445
10/31/2022	$16,270	$21,506	$10,310
11/30/2022	$17,068	$22,708	$10,689
12/31/2022	$16,540	$21,399	$10,641
1/31/2023	$17,270	$22,744	$10,968
2/28/2023	$16,899	$22,189	$10,684
3/31/2023	$17,360	$23,004	$10,956
4/30/2023	$17,619	$23,363	$11,022
5/31/2023	$17,495	$23,464	$10,902
6/30/2023	$18,035	$25,015	$10,863
7/31/2023	$18,372	$25,818	$10,856
8/31/2023	$18,156	$25,407	$10,786
9/30/2023	$17,452	$24,196	$10,512
10/31/2023	$17,170	$23,687	$10,346
11/30/2023	$18,344	$25,850	$10,815
12/31/2023	$19,060	$27,025	$11,229
1/31/2024	$19,400	$27,479	$11,198
2/29/2024	$19,963	$28,946	$11,040
3/31/2024	$20,374	$29,878	$11,142
4/30/2024	$19,682	$28,657	$10,860
5/31/2024	$20,362	$30,078	$11,044
6/30/2024	$20,996	$31,157	$11,149
7/31/2024	$21,031	$31,537	$11,409
8/31/2024	$21,519	$32,302	$11,573
9/30/2024	$21,887	$32,992	$11,728
10/31/2024	$21,581	$32,692	$11,437
11/30/2024	$22,377	$34,611	$11,558
12/31/2024	$21,948	$33,786	$11,369
1/31/2025	$22,377	$34,727	$11,430
2/28/2025	$22,401	$34,274	$11,681
3/31/2025	$21,507	$32,343	$11,685
4/30/2025	$21,568	$32,124	$11,731
5/31/2025	$22,524	$34,146	$11,647
6/30/2025	$23,491	$35,882	$11,826
7/31/2025	$23,773	$36,687	$11,795
8/31/2025	$24,020	$37,431	$11,936
9/30/2025	$24,575	$38,797	$12,067
10/31/2025	$24,973	$39,706	$12,142
11/30/2025	$25,016	$39,803	$12,217
12/31/2025	$24,959	$39,827	$12,199

Average Annual Total Returns

IXFJ1	1 Year	5 Years	10 Years
Initial Class	13.72%	7.83%	9.58%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$841,207,542
Number of Portfolio Holdings	662
Portfolio Turnover Rate	82%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,999,286

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.6%
Corporate Debt Securities	9.8
U.S. Government Obligations	8.2
U.S. Government Agency Obligations	8.2
Mortgage-Backed Securities	6.3
Asset-Backed Securities	6.2
Repurchase Agreements	1.1
Loan Assignments	1.0
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Balanced VP

Initial Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.4
U.S. Treasury Bonds, 4.75%, 08/15/2055	3.9
Alphabet, Inc., Class C	3.9
Amazon.com, Inc.	3.0
Apple, Inc.	2.8
Broadcom, Inc.	2.2
Meta Platforms, Inc., Class A	1.8
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.8
Mastercard, Inc., Class A	1.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Balanced VP

Initial Class

Annual Shareholder Report

Transamerica Janus Balanced VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Janus Balanced VP (the "Portfolio") seeks long-term capital growth, consistent with preservation of capital and balanced by current income. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.99%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 13.46%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The additional benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio outperformed its blended benchmark, consisting of the S&P 500® Index (55%) and the Bloomberg US Aggregate Bond Index (45%) (the “Blended Benchmark”), during the fiscal year ended December 31, 2025.

  Asset allocation positioning contributed to relative performance, with an overweight allocation to equities versus the Blended Benchmark and a corresponding underweight allocation to fixed income. This asset allocation aided results as equities outperformed bonds during the period.

  The Portfolio entered the period with approximately 60% allocated to equities and 40% to fixed income and ended the period with roughly the same allocation, although allocations between equities and fixed income were actively adjusted during periods of market volatility.

  The equity portion of the Portfolio outperformed the S&P 500® Index and contributed to the Portfolio’s overall relative performance, while the fixed income portion underperformed the Bloomberg US Aggregate Bond Index and detracted from the Portfolio’s overall relative performance.

  The Portfolio’s equity allocation was well positioned from a sector perspective given the market environment. Notably, the Portfolio maintained an overweight allocation to growth-oriented sectors including information technology, which outperformed the broader market, and underweight allocations to the consumer staples and real estate sectors, which lagged.

  Positive security selection in the financials sector, highlighted by holdings in global financial services companies Morgan Stanley and Goldman Sachs, contributed to relative performance. Security selection in the information technology sector also contributed to relative performance, led by wafer fabrication equipment suppliers Lam Research Corporation and KLA Corporation.

  Conversely, overweight allocations to the health care and consumer discretionary sectors detracted from relative performance. Security selection in the real estate sector, particularly holdings such as Prologis, Inc., also detracted from relative performance.

  Within fixed income, relative underperformance stemmed primarily from interest-rate risk positioning. An underweight allocation to duration detracted from relative returns, as U.S. Treasury yields declined.

  An overweight allocation to asset-backed securities (“ABS”), combined with weak security selection in the sector, also detracted from relative performance.

  Fixed income underperformance was partially offset by overweight allocations to non-agency mortgages and commercial mortgage-backed securities (“CMBS”), an underweight allocation to U.S. Treasuries and strong security selection within investment-grade corporate bonds.

  The views expressed reflect the opinions of Janus Henderson Investors US LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Janus Balanced VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,616	$9,504	$10,138
2/29/2016	$9,593	$9,491	$10,210
3/31/2016	$9,931	$10,135	$10,303
4/30/2016	$9,923	$10,174	$10,343
5/31/2016	$9,992	$10,357	$10,345
6/30/2016	$9,962	$10,384	$10,531
7/31/2016	$10,261	$10,766	$10,598
8/31/2016	$10,201	$10,782	$10,586
9/30/2016	$10,169	$10,784	$10,580
10/31/2016	$10,083	$10,587	$10,499
11/30/2016	$10,310	$10,979	$10,250
12/31/2016	$10,412	$11,196	$10,265
1/31/2017	$10,639	$11,408	$10,285
2/28/2017	$10,936	$11,861	$10,354
3/31/2017	$10,882	$11,875	$10,349
4/30/2017	$11,021	$11,997	$10,428
5/31/2017	$11,170	$12,166	$10,509
6/30/2017	$11,217	$12,242	$10,498
7/31/2017	$11,397	$12,494	$10,543
8/31/2017	$11,445	$12,532	$10,638
9/30/2017	$11,612	$12,790	$10,587
10/31/2017	$11,811	$13,089	$10,593
11/30/2017	$12,050	$13,490	$10,580
12/31/2017	$12,154	$13,640	$10,628
1/31/2018	$12,568	$14,421	$10,506
2/28/2018	$12,345	$13,890	$10,406
3/31/2018	$12,218	$13,537	$10,473
4/30/2018	$12,186	$13,589	$10,395
5/31/2018	$12,481	$13,916	$10,469
6/30/2018	$12,481	$14,002	$10,456
7/31/2018	$12,760	$14,523	$10,459
8/31/2018	$13,049	$14,996	$10,526
9/30/2018	$13,058	$15,081	$10,458
10/31/2018	$12,536	$14,050	$10,376
11/30/2018	$12,718	$14,337	$10,438
12/31/2018	$12,146	$13,042	$10,629
1/31/2019	$12,676	$14,087	$10,742
2/28/2019	$12,991	$14,540	$10,736
3/31/2019	$13,165	$14,822	$10,942
4/30/2019	$13,538	$15,422	$10,945
5/31/2019	$13,116	$14,442	$11,139
6/30/2019	$13,679	$15,460	$11,279
7/31/2019	$13,878	$15,682	$11,304
8/31/2019	$13,973	$15,434	$11,597
9/30/2019	$14,079	$15,723	$11,535
10/31/2019	$14,193	$16,063	$11,570
11/30/2019	$14,545	$16,646	$11,564
12/31/2019	$14,791	$17,149	$11,556
1/31/2020	$14,949	$17,142	$11,778
2/29/2020	$14,281	$15,731	$11,990
3/31/2020	$13,067	$13,788	$11,920
4/30/2020	$14,043	$15,555	$12,132
5/31/2020	$14,509	$16,296	$12,188
6/30/2020	$14,808	$16,620	$12,265
7/31/2020	$15,362	$17,558	$12,448
8/31/2020	$16,127	$18,820	$12,348
9/30/2020	$15,820	$18,105	$12,341
10/31/2020	$15,466	$17,623	$12,286
11/30/2020	$16,517	$19,552	$12,406
12/31/2020	$16,908	$20,304	$12,423
1/31/2021	$16,657	$20,099	$12,334
2/28/2021	$16,843	$20,653	$12,156
3/31/2021	$17,112	$21,558	$12,005
4/30/2021	$17,763	$22,708	$12,099
5/31/2021	$17,810	$22,867	$12,139
6/30/2021	$18,201	$23,401	$12,224
7/31/2021	$18,638	$23,956	$12,361
8/31/2021	$18,900	$24,685	$12,337
9/30/2021	$18,243	$23,537	$12,230
10/31/2021	$19,057	$25,186	$12,227
11/30/2021	$19,038	$25,011	$12,263
12/31/2021	$19,518	$26,132	$12,232
1/31/2022	$18,655	$24,780	$11,968
2/28/2022	$18,253	$24,038	$11,835
3/31/2022	$18,302	$24,931	$11,506
4/30/2022	$17,026	$22,757	$11,069
5/31/2022	$16,987	$22,798	$11,141
6/30/2022	$16,143	$20,916	$10,966
7/31/2022	$17,154	$22,845	$11,234
8/31/2022	$16,573	$21,913	$10,917
9/30/2022	$15,401	$19,895	$10,445
10/31/2022	$15,998	$21,506	$10,310
11/30/2022	$16,775	$22,708	$10,689
12/31/2022	$16,246	$21,399	$10,641
1/31/2023	$16,967	$22,744	$10,968
2/28/2023	$16,606	$22,189	$10,684
3/31/2023	$17,046	$23,004	$10,956
4/30/2023	$17,305	$23,363	$11,022
5/31/2023	$17,181	$23,464	$10,902
6/30/2023	$17,699	$25,015	$10,863
7/31/2023	$18,026	$25,818	$10,856
8/31/2023	$17,805	$25,407	$10,786
9/30/2023	$17,112	$24,196	$10,512
10/31/2023	$16,842	$23,687	$10,346
11/30/2023	$17,981	$25,850	$10,815
12/31/2023	$18,685	$27,025	$11,229
1/31/2024	$19,014	$27,479	$11,198
2/29/2024	$19,565	$28,946	$11,040
3/31/2024	$19,964	$29,878	$11,142
4/30/2024	$19,284	$28,657	$10,860
5/31/2024	$19,941	$30,078	$11,044
6/30/2024	$20,563	$31,157	$11,149
7/31/2024	$20,586	$31,537	$11,409
8/31/2024	$21,069	$32,302	$11,573
9/30/2024	$21,411	$32,992	$11,728
10/31/2024	$21,106	$32,692	$11,437
11/30/2024	$21,888	$34,611	$11,558
12/31/2024	$21,460	$33,786	$11,369
1/31/2025	$21,876	$34,727	$11,430
2/28/2025	$21,901	$34,274	$11,681
3/31/2025	$21,020	$32,343	$11,685
4/30/2025	$21,069	$32,124	$11,731
5/31/2025	$21,998	$34,146	$11,647
6/30/2025	$22,940	$35,882	$11,826
7/31/2025	$23,209	$36,687	$11,795
8/31/2025	$23,455	$37,431	$11,936
9/30/2025	$23,980	$38,797	$12,067
10/31/2025	$24,364	$39,706	$12,142
11/30/2025	$24,407	$39,803	$12,217
12/31/2025	$24,350	$39,827	$12,199

Average Annual Total Returns

IXFJ2	1 Year	5 Years	10 Years
Service Class	13.46%	7.57%	9.31%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$841,207,542
Number of Portfolio Holdings	662
Portfolio Turnover Rate	82%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,999,286

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.6%
Corporate Debt Securities	9.8
U.S. Government Obligations	8.2
U.S. Government Agency Obligations	8.2
Mortgage-Backed Securities	6.3
Asset-Backed Securities	6.2
Repurchase Agreements	1.1
Loan Assignments	1.0
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.4
U.S. Treasury Bonds, 4.75%, 08/15/2055	3.9
Alphabet, Inc., Class C	3.9
Amazon.com, Inc.	3.0
Apple, Inc.	2.8
Broadcom, Inc.	2.2
Meta Platforms, Inc., Class A	1.8
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.8
Mastercard, Inc., Class A	1.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Balanced VP

Service Class

Annual Shareholder Report

Transamerica Janus Mid-Cap Growth VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Janus Mid-Cap Growth VP (the "Portfolio") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.84%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 8.11%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell Midcap® Growth Index, returned 8.66% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell Midcap® Growth Index, a benchmark of the Portfolio.

  Especially in the first half of the fiscal year, the Portfolio’s relative performance was hindered by not holding several stocks held by the benchmark that were strong performers. The sub-adviser avoided these stocks, as it believed the stocks’ valuations were unsupported by fundamentals. The sub-adviser’s disciplined approach to valuations and fundamentals aided relative performance later in the fiscal year, especially as the market broadened in the fourth quarter.

  Relative detractors among Portfolio holdings included Constellation Software, which has established a successful track record of acquiring and improving the operations of “mission-critical” software businesses. Constellation’s visionary founder and CEO retired due to health concerns, and uncertainty around this transition weighed on the stock price.

  Healthcare holding Teleflex Inc., another detractor, manufactures medical devices used in diagnostic and surgical applications. While Teleflex has a track record of relatively stable growth, headwinds for its urology franchise resulted in weaker-than-expected earnings.

  Relative contributors included AppLovin Corp., the developer and owner of a mobile marketing platform that matches app developers with advertisers. This platform utilizes artificial intelligence to improve returns on ad spending. AppLovin is also rolling out a new program that may expose its platform to a broader ecosystem of e-commerce advertisers, potentially increasing its revenue opportunities.

  Diversified electronics manufacturer Flex Ltd. was another contributor. Flex has become a critical enabler of the data-center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies.

  The views expressed reflect the opinions of Janus Henderson Investors US LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Janus Mid-Cap Growth VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Russell 3000® Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,776	$9,436	$9,243
2/29/2016	$8,554	$9,433	$9,388
3/31/2016	$9,136	$10,097	$10,058
4/30/2016	$9,171	$10,159	$10,052
5/31/2016	$9,298	$10,341	$10,217
6/30/2016	$9,206	$10,362	$10,215
7/31/2016	$9,647	$10,774	$10,721
8/31/2016	$9,749	$10,801	$10,689
9/30/2016	$9,780	$10,818	$10,684
10/31/2016	$9,384	$10,584	$10,250
11/30/2016	$9,784	$11,058	$10,696
12/31/2016	$9,796	$11,274	$10,733
1/31/2017	$10,180	$11,486	$11,091
2/28/2017	$10,432	$11,913	$11,410
3/31/2017	$10,541	$11,921	$11,473
4/30/2017	$10,720	$12,047	$11,643
5/31/2017	$11,081	$12,171	$11,921
6/30/2017	$11,267	$12,280	$11,956
7/31/2017	$11,395	$12,512	$12,156
8/31/2017	$11,616	$12,536	$12,242
9/30/2017	$12,297	$13,122	$12,940
10/31/2017	$12,575	$13,521	$13,373
12/31/2017	$12,637	$13,656	$13,445
1/31/2018	$13,482	$14,375	$14,206
2/28/2018	$13,216	$13,846	$13,760
3/31/2018	$13,349	$13,568	$13,737
4/30/2018	$13,013	$13,619	$13,607
5/31/2018	$13,670	$14,004	$14,116
6/30/2018	$13,619	$14,095	$14,171
7/31/2018	$14,050	$14,563	$14,475
8/31/2018	$14,618	$15,074	$15,309
9/30/2018	$14,557	$15,099	$15,244
10/31/2018	$13,320	$13,988	$13,735
11/30/2018	$13,683	$14,268	$14,084
12/31/2018	$12,483	$12,940	$12,806
1/31/2019	$13,794	$14,051	$14,278
2/28/2019	$14,737	$14,545	$15,115
3/31/2019	$14,790	$14,757	$15,319
4/30/2019	$15,447	$15,346	$16,008
5/31/2019	$14,847	$14,353	$15,087
6/30/2019	$15,867	$15,361	$16,146
7/31/2019	$16,133	$15,590	$16,523
8/31/2019	$15,837	$15,272	$16,222
9/30/2019	$16,044	$15,540	$16,038
10/31/2019	$16,009	$15,874	$16,335
11/30/2019	$16,708	$16,478	$17,148
12/31/2019	$17,066	$16,954	$17,348
1/31/2020	$17,135	$16,935	$17,511
2/29/2020	$15,712	$15,549	$16,303
3/31/2020	$12,672	$13,410	$13,872
4/30/2020	$14,543	$15,187	$16,044
5/31/2020	$15,703	$15,999	$17,656
6/30/2020	$15,738	$16,364	$18,070
7/31/2020	$16,660	$17,294	$19,513
8/31/2020	$17,391	$18,546	$20,044
9/30/2020	$16,940	$17,871	$19,763
10/31/2020	$16,902	$17,485	$19,788
11/30/2020	$19,299	$19,613	$22,445
12/31/2020	$20,343	$20,495	$23,522
1/31/2021	$19,723	$20,404	$23,444
2/28/2021	$20,808	$21,042	$23,844
3/31/2021	$21,316	$21,796	$23,389
4/30/2021	$22,256	$22,919	$24,703
5/31/2021	$22,129	$23,024	$24,326
6/30/2021	$22,270	$23,592	$25,979
7/31/2021	$22,895	$23,991	$26,246
8/31/2021	$23,149	$24,675	$27,094
9/30/2021	$22,528	$23,568	$25,781
10/31/2021	$23,396	$25,161	$27,589
11/30/2021	$22,667	$24,778	$26,423
12/31/2021	$23,862	$25,754	$26,516
1/31/2022	$22,270	$24,239	$23,094
2/28/2022	$22,099	$23,628	$22,814
3/31/2022	$22,185	$24,395	$23,180
4/30/2022	$20,368	$22,206	$20,570
5/31/2022	$20,609	$22,176	$19,774
6/30/2022	$18,959	$20,321	$18,296
7/31/2022	$20,733	$22,227	$20,535
8/31/2022	$19,949	$21,397	$19,862
9/30/2022	$18,136	$19,413	$18,176
10/31/2022	$19,677	$21,005	$19,605
11/30/2022	$20,777	$22,102	$20,671
12/31/2022	$19,873	$20,808	$19,431
1/31/2023	$21,750	$22,241	$21,126
2/28/2023	$21,472	$21,721	$20,918
3/31/2023	$21,554	$22,302	$21,206
4/30/2023	$21,131	$22,539	$20,899
5/31/2023	$20,821	$22,627	$20,912
6/30/2023	$22,376	$24,172	$22,528
7/31/2023	$22,963	$25,039	$23,210
8/31/2023	$22,194	$24,555	$22,444
9/30/2023	$21,219	$23,386	$21,351
10/31/2023	$19,504	$22,766	$20,262
11/30/2023	$21,561	$24,888	$22,733
12/31/2023	$23,260	$26,209	$24,457
1/31/2024	$23,375	$26,499	$24,325
2/29/2024	$24,769	$27,933	$26,154
3/31/2024	$25,226	$28,835	$26,779
4/30/2024	$23,999	$27,566	$25,224
5/31/2024	$24,670	$28,868	$25,493
6/30/2024	$24,472	$29,762	$25,919
7/31/2024	$25,904	$30,315	$26,076
8/31/2024	$26,704	$30,975	$26,724
9/30/2024	$26,914	$31,616	$27,614
10/31/2024	$26,307	$31,384	$28,097
11/30/2024	$28,208	$33,471	$31,842
12/31/2024	$26,607	$32,448	$29,863
1/31/2025	$27,868	$33,473	$31,768
2/28/2025	$26,979	$32,831	$29,958
3/31/2025	$25,466	$30,916	$27,736
4/30/2025	$25,215	$30,709	$28,668
5/31/2025	$26,615	$32,655	$31,416
6/30/2025	$27,561	$34,314	$32,785
7/31/2025	$27,925	$35,070	$33,451
8/31/2025	$28,263	$35,881	$33,785
9/30/2025	$28,272	$37,120	$33,696
10/31/2025	$28,245	$37,915	$33,602
11/30/2025	$28,482	$38,019	$32,889
12/31/2025	$28,764	$38,012	$32,448

Average Annual Total Returns

IBPD1	1 Year	5 Years	10 Years
Initial Class	8.11%	7.17%	11.14%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell Midcap® Growth IndexFootnote Reference(b)	8.66%	6.65%	12.49%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$916,639,490
Number of Portfolio Holdings	77
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,969,414

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	27.5%
Information Technology	22.7
Health Care	16.2
Financials	9.8
Consumer Discretionary	8.1
Utilities	4.8
Real Estate	3.0
Communication Services	2.6
Materials	1.4
Consumer Staples	0.6
Energy	0.4
Repurchase Agreements	2.9
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Mid-Cap Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

AppLovin Corp., Class A	4.0%
Flex Ltd.	3.2
Ferguson Enterprises, Inc.	3.0
SS&C Technologies Holdings, Inc.	2.8
LPL Financial Holdings, Inc.	2.6
JB Hunt Transport Services, Inc.	2.4
Constellation Software, Inc.	2.4
Revvity, Inc.	2.4
Boston Scientific Corp.	2.3
Intact Financial Corp.	2.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Mid-Cap Growth VP

Initial Class

Annual Shareholder Report

Transamerica Janus Mid-Cap Growth VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Janus Mid-Cap Growth VP (the "Portfolio") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.09%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 7.85%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell Midcap® Growth Index, returned 8.66% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell Midcap® Growth Index, a benchmark of the Portfolio.

  Especially in the first half of the fiscal year, the Portfolio’s relative performance was hindered by not holding several stocks held by the benchmark that were strong performers. The sub-adviser avoided these stocks, as it believed the stocks’ valuations were unsupported by fundamentals. The sub-adviser’s disciplined approach to valuations and fundamentals aided relative performance later in the fiscal year, especially as the market broadened in the fourth quarter.

  Relative detractors among Portfolio holdings included Constellation Software, which has established a successful track record of acquiring and improving the operations of “mission-critical” software businesses. Constellation’s visionary founder and CEO retired due to health concerns, and uncertainty around this transition weighed on the stock price.

  Healthcare holding Teleflex Inc., another detractor, manufactures medical devices used in diagnostic and surgical applications. While Teleflex has a track record of relatively stable growth, headwinds for its urology franchise resulted in weaker-than-expected earnings.

  Relative contributors included AppLovin Corp., the developer and owner of a mobile marketing platform that matches app developers with advertisers. This platform utilizes artificial intelligence to improve returns on ad spending. AppLovin is also rolling out a new program that may expose its platform to a broader ecosystem of e-commerce advertisers, potentially increasing its revenue opportunities.

  Diversified electronics manufacturer Flex Ltd. was another contributor. Flex has become a critical enabler of the data-center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies.

  The views expressed reflect the opinions of Janus Henderson Investors US LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Janus Mid-Cap Growth VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Russell 3000® Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,775	$9,436	$9,243
2/29/2016	$8,553	$9,433	$9,388
3/31/2016	$9,133	$10,097	$10,058
4/30/2016	$9,165	$10,159	$10,052
5/31/2016	$9,289	$10,341	$10,217
6/30/2016	$9,195	$10,362	$10,215
7/31/2016	$9,636	$10,774	$10,721
8/31/2016	$9,733	$10,801	$10,689
9/30/2016	$9,766	$10,818	$10,684
10/31/2016	$9,363	$10,584	$10,250
11/30/2016	$9,766	$11,058	$10,696
12/31/2016	$9,770	$11,274	$10,733
1/31/2017	$10,156	$11,486	$11,091
2/28/2017	$10,402	$11,913	$11,410
3/31/2017	$10,510	$11,921	$11,473
4/30/2017	$10,687	$12,047	$11,643
5/31/2017	$11,042	$12,171	$11,921
6/30/2017	$11,227	$12,280	$11,956
7/31/2017	$11,352	$12,512	$12,156
8/31/2017	$11,568	$12,536	$12,242
9/30/2017	$12,241	$13,122	$12,940
10/31/2017	$12,516	$13,521	$13,373
12/31/2017	$12,577	$13,656	$13,445
1/31/2018	$13,412	$14,375	$14,206
2/28/2018	$13,149	$13,846	$13,760
3/31/2018	$13,274	$13,568	$13,737
4/30/2018	$12,942	$13,619	$13,607
5/31/2018	$13,590	$14,004	$14,116
6/30/2018	$13,538	$14,095	$14,171
7/31/2018	$13,963	$14,563	$14,475
8/31/2018	$14,524	$15,074	$15,309
9/30/2018	$14,460	$15,099	$15,244
10/31/2018	$13,228	$13,988	$13,735
11/30/2018	$13,588	$14,268	$14,084
12/31/2018	$12,394	$12,940	$12,806
1/31/2019	$13,690	$14,051	$14,278
2/28/2019	$14,621	$14,545	$15,115
3/31/2019	$14,672	$14,757	$15,319
4/30/2019	$15,320	$15,346	$16,008
5/31/2019	$14,723	$14,353	$15,087
6/30/2019	$15,731	$15,361	$16,146
7/31/2019	$15,993	$15,590	$16,523
8/31/2019	$15,696	$15,272	$16,222
9/30/2019	$15,897	$15,540	$16,038
10/31/2019	$15,857	$15,874	$16,335
11/30/2019	$16,547	$16,478	$17,148
12/31/2019	$16,896	$16,954	$17,348
1/31/2020	$16,964	$16,935	$17,511
2/29/2020	$15,552	$15,549	$16,303
3/31/2020	$12,541	$13,410	$13,872
4/30/2020	$14,387	$15,187	$16,044
5/31/2020	$15,534	$15,999	$17,656
6/30/2020	$15,561	$16,364	$18,070
7/31/2020	$16,475	$17,294	$19,513
8/31/2020	$17,192	$18,546	$20,044
9/30/2020	$16,741	$17,871	$19,763
10/31/2020	$16,702	$17,485	$19,788
11/30/2020	$19,067	$19,613	$22,445
12/31/2020	$20,095	$20,495	$23,522
1/31/2021	$19,478	$20,404	$23,444
2/28/2021	$20,546	$21,042	$23,844
3/31/2021	$21,040	$21,796	$23,389
4/30/2021	$21,966	$22,919	$24,703
5/31/2021	$21,833	$23,024	$24,326
6/30/2021	$21,971	$23,592	$25,979
7/31/2021	$22,583	$23,991	$26,246
8/31/2021	$22,824	$24,675	$27,094
9/30/2021	$22,212	$23,568	$25,781
10/31/2021	$23,060	$25,161	$27,589
11/30/2021	$22,336	$24,778	$26,423
12/31/2021	$23,509	$25,754	$26,516
1/31/2022	$21,943	$24,239	$23,094
2/28/2022	$21,763	$23,628	$22,814
3/31/2022	$21,847	$24,395	$23,180
4/30/2022	$20,056	$22,206	$20,570
5/31/2022	$20,286	$22,176	$19,774
6/30/2022	$18,658	$20,321	$18,296
7/31/2022	$20,399	$22,227	$20,535
8/31/2022	$19,622	$21,397	$19,862
9/30/2022	$17,833	$19,413	$18,176
10/31/2022	$19,347	$21,005	$19,605
11/30/2022	$20,426	$22,102	$20,671
12/31/2022	$19,528	$20,808	$19,431
1/31/2023	$21,371	$22,241	$21,126
2/28/2023	$21,096	$21,721	$20,918
3/31/2023	$21,176	$22,302	$21,206
4/30/2023	$20,754	$22,539	$20,899
5/31/2023	$20,446	$22,627	$20,912
6/30/2023	$21,967	$24,172	$22,528
7/31/2023	$22,543	$25,039	$23,210
8/31/2023	$21,774	$24,555	$22,444
9/30/2023	$20,822	$23,386	$21,351
10/31/2023	$19,130	$22,766	$20,262
11/30/2023	$21,142	$24,888	$22,733
12/31/2023	$22,809	$26,209	$24,457
1/31/2024	$22,908	$26,499	$24,325
2/29/2024	$24,271	$27,933	$26,154
3/31/2024	$24,715	$28,835	$26,779
4/30/2024	$23,507	$27,566	$25,224
5/31/2024	$24,164	$28,868	$25,493
6/30/2024	$23,967	$29,762	$25,919
7/31/2024	$25,364	$30,315	$26,076
8/31/2024	$26,131	$30,975	$26,724
9/30/2024	$26,333	$31,616	$27,614
10/31/2024	$25,737	$31,384	$28,097
11/30/2024	$27,595	$33,471	$31,842
12/31/2024	$26,017	$32,448	$29,863
1/31/2025	$27,253	$33,473	$31,768
2/28/2025	$26,368	$32,831	$29,958
3/31/2025	$24,887	$30,916	$27,736
4/30/2025	$24,642	$30,709	$28,668
5/31/2025	$26,000	$32,655	$31,416
6/30/2025	$26,920	$34,314	$32,785
7/31/2025	$27,271	$35,070	$33,451
8/31/2025	$27,599	$35,881	$33,785
9/30/2025	$27,589	$37,120	$33,696
10/31/2025	$27,569	$37,915	$33,602
11/30/2025	$27,790	$38,019	$32,889
12/31/2025	$28,060	$38,012	$32,448

Average Annual Total Returns

IBPD2	1 Year	5 Years	10 Years
Service Class	7.85%	6.91%	10.87%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell Midcap® Growth IndexFootnote Reference(b)	8.66%	6.65%	12.49%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$916,639,490
Number of Portfolio Holdings	77
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,969,414

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	27.5%
Information Technology	22.7
Health Care	16.2
Financials	9.8
Consumer Discretionary	8.1
Utilities	4.8
Real Estate	3.0
Communication Services	2.6
Materials	1.4
Consumer Staples	0.6
Energy	0.4
Repurchase Agreements	2.9
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Mid-Cap Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

AppLovin Corp., Class A	4.0%
Flex Ltd.	3.2
Ferguson Enterprises, Inc.	3.0
SS&C Technologies Holdings, Inc.	2.8
LPL Financial Holdings, Inc.	2.6
JB Hunt Transport Services, Inc.	2.4
Constellation Software, Inc.	2.4
Revvity, Inc.	2.4
Boston Scientific Corp.	2.3
Intact Financial Corp.	2.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Mid-Cap Growth VP

Service Class

Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.17%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 10.63%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  The Portfolio is a fund of funds that seeks to achieve current income and preservation of capital by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 48% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025. During this de-risking period, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,803	$10,138	$9,436
2/29/2016	$9,813	$10,210	$9,433
3/31/2016	$10,049	$10,303	$10,097
4/30/2016	$10,148	$10,343	$10,159
5/31/2016	$10,207	$10,345	$10,341
6/30/2016	$10,276	$10,531	$10,362
7/31/2016	$10,483	$10,598	$10,774
8/31/2016	$10,524	$10,586	$10,801
9/30/2016	$10,544	$10,580	$10,818
10/31/2016	$10,421	$10,499	$10,584
11/30/2016	$10,359	$10,250	$11,058
12/31/2016	$10,462	$10,265	$11,274
1/31/2017	$10,606	$10,285	$11,486
2/28/2017	$10,771	$10,354	$11,913
3/31/2017	$10,832	$10,349	$11,921
4/30/2017	$10,966	$10,428	$12,047
5/31/2017	$11,110	$10,509	$12,171
6/30/2017	$11,151	$10,498	$12,280
7/31/2017	$11,326	$10,543	$12,512
8/31/2017	$11,376	$10,638	$12,536
9/30/2017	$11,472	$10,587	$12,842
10/31/2017	$11,589	$10,593	$13,122
11/30/2017	$11,696	$10,580	$13,521
12/31/2017	$11,802	$10,628	$13,656
1/31/2018	$12,069	$10,506	$14,375
2/28/2018	$11,738	$10,406	$13,846
3/31/2018	$11,674	$10,473	$13,568
4/30/2018	$11,632	$10,395	$13,619
5/31/2018	$11,717	$10,469	$14,004
6/30/2018	$11,664	$10,456	$14,095
7/31/2018	$11,792	$10,459	$14,563
8/31/2018	$11,957	$10,526	$15,074
9/30/2018	$11,900	$10,458	$15,099
10/31/2018	$11,480	$10,376	$13,988
11/30/2018	$11,548	$10,438	$14,268
12/31/2018	$11,333	$10,629	$12,940
1/31/2019	$11,616	$10,742	$14,051
2/28/2019	$11,696	$10,736	$14,545
3/31/2019	$11,866	$10,942	$14,757
4/30/2019	$12,082	$10,945	$15,346
5/31/2019	$11,809	$11,139	$14,353
6/30/2019	$12,218	$11,279	$15,361
7/31/2019	$12,229	$11,304	$15,590
8/31/2019	$12,291	$11,597	$15,272
9/30/2019	$12,363	$11,535	$15,540
10/31/2019	$12,545	$11,570	$15,874
11/30/2019	$12,678	$11,564	$16,478
12/31/2019	$12,908	$11,556	$16,954
1/31/2020	$12,920	$11,778	$16,935
2/29/2020	$12,618	$11,990	$15,549
3/31/2020	$11,782	$11,920	$13,410
4/30/2020	$12,182	$12,132	$15,187
5/31/2020	$12,521	$12,188	$15,999
6/30/2020	$12,799	$12,265	$16,364
7/31/2020	$13,175	$12,448	$17,294
8/31/2020	$13,447	$12,348	$18,546
9/30/2020	$13,243	$12,341	$17,871
10/31/2020	$13,141	$12,286	$17,485
11/30/2020	$14,020	$12,406	$19,613
12/31/2020	$14,389	$12,423	$20,495
1/31/2021	$14,376	$12,334	$20,404
2/28/2021	$14,402	$12,156	$21,042
3/31/2021	$14,453	$12,005	$21,796
4/30/2021	$14,796	$12,099	$22,919
5/31/2021	$14,911	$12,139	$23,024
6/30/2021	$15,064	$12,224	$23,592
7/31/2021	$15,178	$12,361	$23,991
8/31/2021	$15,304	$12,337	$24,675
9/30/2021	$14,920	$12,230	$23,568
10/31/2021	$15,304	$12,227	$25,161
11/30/2021	$15,066	$12,263	$24,778
12/31/2021	$15,238	$12,232	$25,754
1/31/2022	$14,721	$11,968	$24,239
2/28/2022	$14,509	$11,835	$23,628
3/31/2022	$14,350	$11,506	$24,395
4/30/2022	$13,701	$11,069	$22,206
5/31/2022	$13,582	$11,141	$22,176
6/30/2022	$13,131	$10,966	$20,321
7/31/2022	$13,317	$11,234	$22,227
8/31/2022	$13,070	$10,917	$21,397
9/30/2022	$12,601	$10,445	$19,413
10/31/2022	$12,632	$10,310	$21,005
11/30/2022	$12,945	$10,689	$22,102
12/31/2022	$12,898	$10,641	$20,808
1/31/2023	$13,321	$10,968	$22,241
2/28/2023	$12,929	$10,684	$21,721
3/31/2023	$13,196	$10,956	$22,302
4/30/2023	$13,258	$11,022	$22,539
5/31/2023	$13,070	$10,902	$22,627
6/30/2023	$13,289	$10,863	$24,172
7/31/2023	$13,430	$10,856	$25,039
8/31/2023	$13,199	$10,786	$24,555
9/30/2023	$12,686	$10,512	$23,386
10/31/2023	$12,382	$10,346	$22,766
11/30/2023	$13,135	$10,815	$24,888
12/31/2023	$13,808	$11,229	$26,209
1/31/2024	$13,792	$11,198	$26,499
2/29/2024	$13,936	$11,040	$27,933
3/31/2024	$14,208	$11,142	$28,835
4/30/2024	$13,727	$10,860	$27,566
5/31/2024	$14,048	$11,044	$28,868
6/30/2024	$14,240	$11,149	$29,762
7/31/2024	$14,464	$11,409	$30,315
8/31/2024	$14,695	$11,573	$30,975
9/30/2024	$14,924	$11,728	$31,616
10/31/2024	$14,548	$11,437	$31,384
11/30/2024	$14,924	$11,558	$33,471
12/31/2024	$14,597	$11,369	$32,448
1/31/2025	$14,875	$11,430	$33,473
2/28/2025	$14,990	$11,681	$32,831
3/31/2025	$14,597	$11,685	$30,916
4/30/2025	$14,434	$11,731	$30,709
5/31/2025	$14,663	$11,647	$32,655
6/30/2025	$15,169	$11,826	$34,314
7/31/2025	$15,268	$11,795	$35,070
8/31/2025	$15,519	$11,936	$35,881
9/30/2025	$15,876	$12,067	$37,120
10/31/2025	$16,063	$12,142	$37,915
11/30/2025	$16,149	$12,217	$38,019
12/31/2025	$16,149	$12,199	$38,012

Average Annual Total Returns

IBPS1	1 Year	5 Years	10 Years
Initial Class	10.63%	2.33%	4.91%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$716,663,585
Number of Portfolio Holdings	23
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$837,115

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.9%
U.S. Equity Funds	24.5
International Mixed Allocation Funds	21.9
International Equity Funds	8.1
U.S. Treasury	2.2
Repurchase Agreements	1.5
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	21.9%
Transamerica Core Bond, Class I2	18.5
Transamerica Aegon Core Bond VP, Initial Class	14.1
Transamerica JPMorgan Enhanced Index VP, Initial Class	11.2
Transamerica WMC US Growth VP, Initial Class	8.3
Transamerica High Yield Bond, Class I2	5.3
Transamerica Large Cap Value, Class I2	4.9
U.S. Treasury Notes, 4.13%, 01/31/2027	2.2
Transamerica International Equity, Class I2	2.1
Transamerica International Stock, Class I2	1.6

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.42%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.36%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  The Portfolio is a fund of funds that seeks to achieve current income and preservation of capital by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 48% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025. During this de-risking period, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,791	$10,138	$9,436
2/29/2016	$9,801	$10,210	$9,433
3/31/2016	$10,040	$10,303	$10,097
4/30/2016	$10,139	$10,343	$10,159
5/31/2016	$10,189	$10,345	$10,341
6/30/2016	$10,249	$10,531	$10,362
7/31/2016	$10,458	$10,598	$10,774
8/31/2016	$10,503	$10,586	$10,801
9/30/2016	$10,513	$10,580	$10,818
10/31/2016	$10,399	$10,499	$10,584
11/30/2016	$10,327	$10,250	$11,058
12/31/2016	$10,430	$10,265	$11,274
1/31/2017	$10,565	$10,285	$11,486
2/28/2017	$10,731	$10,354	$11,913
3/31/2017	$10,783	$10,349	$11,921
4/30/2017	$10,928	$10,428	$12,047
5/31/2017	$11,062	$10,509	$12,171
6/30/2017	$11,104	$10,498	$12,280
7/31/2017	$11,269	$10,543	$12,512
8/31/2017	$11,322	$10,638	$12,536
9/30/2017	$11,419	$10,587	$12,842
10/31/2017	$11,526	$10,593	$13,122
11/30/2017	$11,634	$10,580	$13,521
12/31/2017	$11,741	$10,628	$13,656
1/31/2018	$11,998	$10,506	$14,375
2/28/2018	$11,666	$10,406	$13,846
3/31/2018	$11,601	$10,473	$13,568
4/30/2018	$11,558	$10,395	$13,619
5/31/2018	$11,644	$10,469	$14,004
6/30/2018	$11,580	$10,456	$14,095
7/31/2018	$11,709	$10,459	$14,563
8/31/2018	$11,865	$10,526	$15,074
9/30/2018	$11,808	$10,458	$15,099
10/31/2018	$11,386	$10,376	$13,988
11/30/2018	$11,455	$10,438	$14,268
12/31/2018	$11,238	$10,629	$12,940
1/31/2019	$11,512	$10,742	$14,051
2/28/2019	$11,603	$10,736	$14,545
3/31/2019	$11,762	$10,942	$14,757
4/30/2019	$11,967	$10,945	$15,346
5/31/2019	$11,694	$11,139	$14,353
6/30/2019	$12,104	$11,279	$15,361
7/31/2019	$12,115	$11,304	$15,590
8/31/2019	$12,179	$11,597	$15,272
9/30/2019	$12,239	$11,535	$15,540
10/31/2019	$12,409	$11,570	$15,874
11/30/2019	$12,543	$11,564	$16,478
12/31/2019	$12,761	$11,556	$16,954
1/31/2020	$12,785	$11,778	$16,935
2/29/2020	$12,482	$11,990	$15,549
3/31/2020	$11,657	$11,920	$13,410
4/30/2020	$12,045	$12,132	$15,187
5/31/2020	$12,373	$12,188	$15,999
6/30/2020	$12,652	$12,265	$16,364
7/31/2020	$13,016	$12,448	$17,294
8/31/2020	$13,280	$12,348	$18,546
9/30/2020	$13,076	$12,341	$17,871
10/31/2020	$12,974	$12,286	$17,485
11/30/2020	$13,840	$12,406	$19,613
12/31/2020	$14,196	$12,423	$20,495
1/31/2021	$14,184	$12,334	$20,404
2/28/2021	$14,209	$12,156	$21,042
3/31/2021	$14,260	$12,005	$21,796
4/30/2021	$14,591	$12,099	$22,919
5/31/2021	$14,706	$12,139	$23,024
6/30/2021	$14,846	$12,224	$23,592
7/31/2021	$14,960	$12,361	$23,991
8/31/2021	$15,074	$12,337	$24,675
9/30/2021	$14,704	$12,230	$23,568
10/31/2021	$15,074	$12,227	$25,161
11/30/2021	$14,836	$12,263	$24,778
12/31/2021	$14,995	$12,232	$25,754
1/31/2022	$14,493	$11,968	$24,239
2/28/2022	$14,281	$11,835	$23,628
3/31/2022	$14,122	$11,506	$24,395
4/30/2022	$13,474	$11,069	$22,206
5/31/2022	$13,355	$11,141	$22,176
6/30/2022	$12,919	$10,966	$20,321
7/31/2022	$13,091	$11,234	$22,227
8/31/2022	$12,842	$10,917	$21,397
9/30/2022	$12,390	$10,445	$19,413
10/31/2022	$12,405	$10,310	$21,005
11/30/2022	$12,717	$10,689	$22,102
12/31/2022	$12,655	$10,641	$20,808
1/31/2023	$13,076	$10,968	$22,241
2/28/2023	$12,702	$10,684	$21,721
3/31/2023	$12,951	$10,956	$22,302
4/30/2023	$13,014	$11,022	$22,539
5/31/2023	$12,827	$10,902	$22,627
6/30/2023	$13,045	$10,863	$24,172
7/31/2023	$13,170	$10,856	$25,039
8/31/2023	$12,946	$10,786	$24,555
9/30/2023	$12,436	$10,512	$23,386
10/31/2023	$12,134	$10,346	$22,766
11/30/2023	$12,866	$10,815	$24,888
12/31/2023	$13,519	$11,229	$26,209
1/31/2024	$13,519	$11,198	$26,499
2/29/2024	$13,647	$11,040	$27,933
3/31/2024	$13,917	$11,142	$28,835
4/30/2024	$13,424	$10,860	$27,566
5/31/2024	$13,742	$11,044	$28,868
6/30/2024	$13,933	$11,149	$29,762
7/31/2024	$14,156	$11,409	$30,315
8/31/2024	$14,362	$11,573	$30,975
9/30/2024	$14,589	$11,728	$31,616
10/31/2024	$14,217	$11,437	$31,384
11/30/2024	$14,589	$11,558	$33,471
12/31/2024	$14,265	$11,369	$32,448
1/31/2025	$14,525	$11,430	$33,473
2/28/2025	$14,638	$11,681	$32,831
3/31/2025	$14,265	$11,685	$30,916
4/30/2025	$14,087	$11,731	$30,709
5/31/2025	$14,314	$11,647	$32,655
6/30/2025	$14,800	$11,826	$34,314
7/31/2025	$14,897	$11,795	$35,070
8/31/2025	$15,136	$11,936	$35,881
9/30/2025	$15,490	$12,067	$37,120
10/31/2025	$15,658	$12,142	$37,915
11/30/2025	$15,742	$12,217	$38,019
12/31/2025	$15,742	$12,199	$38,012

Average Annual Total Returns

IBPS2	1 Year	5 Years	10 Years
Service Class	10.36%	2.09%	4.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$716,663,585
Number of Portfolio Holdings	23
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$837,115

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.9%
U.S. Equity Funds	24.5
International Mixed Allocation Funds	21.9
International Equity Funds	8.1
U.S. Treasury	2.2
Repurchase Agreements	1.5
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	21.9%
Transamerica Core Bond, Class I2	18.5
Transamerica Aegon Core Bond VP, Initial Class	14.1
Transamerica JPMorgan Enhanced Index VP, Initial Class	11.2
Transamerica WMC US Growth VP, Initial Class	8.3
Transamerica High Yield Bond, Class I2	5.3
Transamerica Large Cap Value, Class I2	4.9
U.S. Treasury Notes, 4.13%, 01/31/2027	2.2
Transamerica International Equity, Class I2	2.1
Transamerica International Stock, Class I2	1.6

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Annual Shareholder Report

Transamerica JPMorgan Diversified Equity Allocation VP

(formerly, Transamerica JPMorgan Asset Allocation – Growth VP)

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Diversified Equity Allocation VP (the "Portfolio") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.16%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 19.45%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%.

  The Portfolio is a fund of funds that seeks to achieve long-term capital appreciation by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and underlying portfolio selection. These views are informed by quantitative and qualitative research insights.

  During the fiscal year ended December 31, 2025, selection of underlying funds in the Portfolio detracted from returns. Underperformance by fixed income and U.S. equity funds, was partially offset by outperformance of non-U.S. equity managers.

  While equity performance was strong overall during the fiscal year, asset allocation decisions detracted from returns, as overweight allocations to small and midcap U.S. equities underperformed compared to the blended benchmark.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Diversified Equity Allocation VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

Russell 3000® Index and Transamerica JPMorgan Diversified Equity Allocation VP℠	Initial Class	Russell 3000® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,378	$9,436
2/29/2016	$9,314	$9,433
3/31/2016	$9,881	$10,097
4/30/2016	$9,982	$10,159
5/31/2016	$10,128	$10,341
6/30/2016	$10,009	$10,362
7/31/2016	$10,467	$10,774
8/31/2016	$10,505	$10,801
9/30/2016	$10,524	$10,818
10/31/2016	$10,299	$10,584
11/30/2016	$10,402	$11,058
12/31/2016	$10,608	$11,274
1/31/2017	$10,860	$11,486
2/28/2017	$11,168	$11,913
3/31/2017	$11,327	$11,921
4/30/2017	$11,570	$12,047
5/31/2017	$11,804	$12,171
6/30/2017	$11,897	$12,280
7/31/2017	$12,243	$12,512
8/31/2017	$12,241	$12,536
9/30/2017	$12,532	$12,842
10/31/2017	$12,794	$13,122
11/30/2017	$13,046	$13,521
12/31/2017	$13,221	$13,656
1/31/2018	$14,035	$14,375
2/28/2018	$13,405	$13,846
3/31/2018	$13,182	$13,568
4/30/2018	$13,259	$13,619
5/31/2018	$13,444	$14,004
6/30/2018	$13,337	$14,095
7/31/2018	$13,647	$14,563
8/31/2018	$13,941	$15,074
9/30/2018	$13,930	$15,099
10/31/2018	$12,756	$13,988
11/30/2018	$12,894	$14,268
12/31/2018	$11,847	$12,940
1/31/2019	$12,841	$14,051
2/28/2019	$13,148	$14,545
3/31/2019	$13,306	$14,757
4/30/2019	$13,772	$15,346
5/31/2019	$12,788	$14,353
6/30/2019	$13,645	$15,361
7/31/2019	$13,676	$15,590
8/31/2019	$13,301	$15,272
9/30/2019	$13,611	$15,540
10/31/2019	$13,992	$15,874
11/30/2019	$14,397	$16,478
12/31/2019	$14,933	$16,954
1/31/2020	$14,718	$16,935
2/29/2020	$13,551	$15,549
3/31/2020	$11,432	$13,410
4/30/2020	$12,765	$15,187
5/31/2020	$13,730	$15,999
6/30/2020	$14,266	$16,364
7/31/2020	$15,135	$17,294
8/31/2020	$16,119	$18,546
9/30/2020	$15,594	$17,871
10/31/2020	$15,279	$17,485
11/30/2020	$17,629	$19,613
12/31/2020	$18,627	$20,495
1/31/2021	$18,745	$20,404
2/28/2021	$19,375	$21,042
3/31/2021	$19,834	$21,796
4/30/2021	$20,766	$22,919
5/31/2021	$21,029	$23,024
6/30/2021	$21,344	$23,592
7/31/2021	$21,462	$23,991
8/31/2021	$21,930	$24,675
9/30/2021	$20,951	$23,568
10/31/2021	$22,214	$25,161
11/30/2021	$21,490	$24,778
12/31/2021	$22,285	$25,754
1/31/2022	$20,937	$24,239
2/28/2022	$20,383	$23,628
3/31/2022	$20,454	$24,395
4/30/2022	$18,737	$22,206
5/31/2022	$18,680	$22,176
6/30/2022	$17,147	$20,321
7/31/2022	$18,084	$22,227
8/31/2022	$17,411	$21,397
9/30/2022	$15,934	$19,413
10/31/2022	$16,984	$21,005
11/30/2022	$17,994	$22,102
12/31/2022	$17,256	$20,808
1/31/2023	$18,461	$22,241
2/28/2023	$17,839	$21,721
3/31/2023	$18,247	$22,302
4/30/2023	$18,402	$22,539
5/31/2023	$18,130	$22,627
6/30/2023	$19,277	$24,172
7/31/2023	$19,937	$25,039
8/31/2023	$19,403	$24,555
9/30/2023	$18,581	$23,386
10/31/2023	$17,980	$22,766
11/30/2023	$19,563	$24,888
12/31/2023	$20,766	$26,209
1/31/2024	$20,846	$26,499
2/29/2024	$21,988	$27,933
3/31/2024	$22,730	$28,835
4/30/2024	$21,808	$27,566
5/31/2024	$22,710	$28,868
6/30/2024	$23,151	$29,762
7/31/2024	$23,532	$30,315
8/31/2024	$24,062	$30,975
9/30/2024	$24,538	$31,616
10/31/2024	$23,938	$31,384
11/30/2024	$24,993	$33,471
12/31/2024	$24,166	$32,448
1/31/2025	$25,014	$33,473
2/28/2025	$24,786	$32,831
3/31/2025	$23,628	$30,916
4/30/2025	$23,421	$30,709
5/31/2025	$24,849	$32,655
6/30/2025	$26,193	$34,314
7/31/2025	$26,566	$35,070
8/31/2025	$27,141	$35,881
9/30/2025	$28,069	$37,120
10/31/2025	$28,543	$37,915
11/30/2025	$28,629	$38,019
12/31/2025	$28,867	$38,012

Average Annual Total Returns

IBPW1	1 Year	5 Years	10 Years
Initial Class	19.45%	9.16%	11.18%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$1,136,738,499
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,219,155

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	66.6%
International Equity Funds	22.1
U.S. Fixed Income Funds	8.1
U.S. Treasury	2.0
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Diversified Equity Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.4%
Transamerica WMC US Growth VP, Initial Class	19.3
Transamerica Large Cap Value, Class I2	13.3
Transamerica Aegon High Yield Bond VP, Initial Class	5.6
Transamerica International Equity, Class I2	5.5
Transamerica Emerging Markets Equity, Class I2	4.6
Transamerica International Stock, Class I2	4.2
Transamerica International Focus, Class I2	3.9
Transamerica International Small Cap Value, Class I2	2.9
Transamerica Floating Rate, Class I2	2.5

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025:

  The Portfolio’s name changed to Transamerica JPMorgan Diversified Equity Allocation VP.

  Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets). The Portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.

  In seeking to achieve the investment objective of the Portfolio, the Portfolio’s sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Diversified Equity Allocation VP

Initial Class

Annual Shareholder Report

Transamerica JPMorgan Diversified Equity Allocation VP

(formerly, Transamerica JPMorgan Asset Allocation – Growth VP)

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Diversified Equity Allocation VP (the "Portfolio") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.41%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 19.06%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%.

  The Portfolio is a fund of funds that seeks to achieve long-term capital appreciation by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and underlying portfolio selection. These views are informed by quantitative and qualitative research insights.

  During the fiscal year ended December 31, 2025, selection of underlying funds in the Portfolio detracted from returns. Underperformance by fixed income and U.S. equity funds, was partially offset by outperformance of non-U.S. equity managers.

  While equity performance was strong overall during the fiscal year, asset allocation decisions detracted from returns, as overweight allocations to small and midcap U.S. equities underperformed compared to the blended benchmark.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Diversified Equity Allocation VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

Russell 3000® Index and Transamerica JPMorgan Diversified Equity Allocation VP℠	Service Class	Russell 3000® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,373	$9,436
2/29/2016	$9,317	$9,433
3/31/2016	$9,880	$10,097
4/30/2016	$9,972	$10,159
5/31/2016	$10,120	$10,341
6/30/2016	$10,000	$10,362
7/31/2016	$10,452	$10,774
8/31/2016	$10,479	$10,801
9/30/2016	$10,507	$10,818
10/31/2016	$10,281	$10,584
11/30/2016	$10,385	$11,058
12/31/2016	$10,582	$11,274
1/31/2017	$10,836	$11,486
2/28/2017	$11,137	$11,913
3/31/2017	$11,296	$11,921
4/30/2017	$11,531	$12,047
5/31/2017	$11,766	$12,171
6/30/2017	$11,860	$12,280
7/31/2017	$12,199	$12,512
8/31/2017	$12,188	$12,536
9/30/2017	$12,480	$12,842
10/31/2017	$12,733	$13,122
11/30/2017	$12,986	$13,521
12/31/2017	$13,161	$13,656
1/31/2018	$13,969	$14,375
2/28/2018	$13,336	$13,846
3/31/2018	$13,112	$13,568
4/30/2018	$13,180	$13,619
5/31/2018	$13,365	$14,004
6/30/2018	$13,249	$14,095
7/31/2018	$13,560	$14,563
8/31/2018	$13,851	$15,074
9/30/2018	$13,829	$15,099
10/31/2018	$12,664	$13,988
11/30/2018	$12,791	$14,268
12/31/2018	$11,752	$12,940
1/31/2019	$12,748	$14,051
2/28/2019	$13,045	$14,545
3/31/2019	$13,204	$14,757
4/30/2019	$13,660	$15,346
5/31/2019	$12,685	$14,353
6/30/2019	$13,522	$15,361
7/31/2019	$13,554	$15,590
8/31/2019	$13,184	$15,272
9/30/2019	$13,494	$15,540
10/31/2019	$13,863	$15,874
11/30/2019	$14,256	$16,478
12/31/2019	$14,792	$16,954
1/31/2020	$14,565	$16,935
2/29/2020	$13,410	$15,549
3/31/2020	$11,314	$13,410
4/30/2020	$12,624	$15,187
5/31/2020	$13,577	$15,999
6/30/2020	$14,101	$16,364
7/31/2020	$14,958	$17,294
8/31/2020	$15,930	$18,546
9/30/2020	$15,405	$17,871
10/31/2020	$15,091	$17,485
11/30/2020	$17,424	$19,613
12/31/2020	$18,395	$20,495
1/31/2021	$18,513	$20,404
2/28/2021	$19,129	$21,042
3/31/2021	$19,575	$21,796
4/30/2021	$20,492	$22,919
5/31/2021	$20,755	$23,024
6/30/2021	$21,056	$23,592
7/31/2021	$21,161	$23,991
8/31/2021	$21,614	$24,675
9/30/2021	$20,651	$23,568
10/31/2021	$21,897	$25,161
11/30/2021	$21,175	$24,778
12/31/2021	$21,954	$25,754
1/31/2022	$20,623	$24,239
2/28/2022	$20,084	$23,628
3/31/2022	$20,141	$24,395
4/30/2022	$18,441	$22,206
5/31/2022	$18,385	$22,176
6/30/2022	$16,869	$20,321
7/31/2022	$17,790	$22,227
8/31/2022	$17,117	$21,397
9/30/2022	$15,662	$19,413
10/31/2022	$16,690	$21,005
11/30/2022	$17,700	$22,102
12/31/2022	$16,962	$20,808
1/31/2023	$18,127	$22,241
2/28/2023	$17,525	$21,721
3/31/2023	$17,913	$22,302
4/30/2023	$18,068	$22,539
5/31/2023	$17,797	$22,627
6/30/2023	$18,922	$24,172
7/31/2023	$19,563	$25,039
8/31/2023	$19,037	$24,555
9/30/2023	$18,218	$23,386
10/31/2023	$17,619	$22,766
11/30/2023	$19,197	$24,888
12/31/2023	$20,355	$26,209
1/31/2024	$20,435	$26,499
2/29/2024	$21,534	$27,933
3/31/2024	$22,273	$28,835
4/30/2024	$21,354	$27,566
5/31/2024	$22,233	$28,868
6/30/2024	$22,672	$29,762
7/31/2024	$23,032	$30,315
8/31/2024	$23,549	$30,975
9/30/2024	$24,002	$31,616
10/31/2024	$23,426	$31,384
11/30/2024	$24,455	$33,471
12/31/2024	$23,632	$32,448
1/31/2025	$24,455	$33,473
2/28/2025	$24,229	$32,831
3/31/2025	$23,076	$30,916
4/30/2025	$22,870	$30,709
5/31/2025	$24,270	$32,655
6/30/2025	$25,587	$34,314
7/31/2025	$25,937	$35,070
8/31/2025	$26,486	$35,881
9/30/2025	$27,386	$37,120
10/31/2025	$27,836	$37,915
11/30/2025	$27,922	$38,019
12/31/2025	$28,136	$38,012

Average Annual Total Returns

IBPW2	1 Year	5 Years	10 Years
Service Class	19.06%	8.87%	10.90%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$1,136,738,499
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,219,155

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	66.6%
International Equity Funds	22.1
U.S. Fixed Income Funds	8.1
U.S. Treasury	2.0
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Diversified Equity Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.4%
Transamerica WMC US Growth VP, Initial Class	19.3
Transamerica Large Cap Value, Class I2	13.3
Transamerica Aegon High Yield Bond VP, Initial Class	5.6
Transamerica International Equity, Class I2	5.5
Transamerica Emerging Markets Equity, Class I2	4.6
Transamerica International Stock, Class I2	4.2
Transamerica International Focus, Class I2	3.9
Transamerica International Small Cap Value, Class I2	2.9
Transamerica Floating Rate, Class I2	2.5

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025:

  The Portfolio’s name changed to Transamerica JPMorgan Diversified Equity Allocation VP.

  Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets). The Portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.

  In seeking to achieve the investment objective of the Portfolio, the Portfolio’s sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Diversified Equity Allocation VP

Service Class

Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.15%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 13.13%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation, with current income as a secondary objective, by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 84% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025, the Portfolio de-risked across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of market volatility and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond IndexFootnote Reference(a)
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,582	$9,436	$10,138
2/29/2016	$9,582	$9,433	$10,210
3/31/2016	$9,983	$10,097	$10,303
4/30/2016	$10,092	$10,159	$10,343
5/31/2016	$10,209	$10,341	$10,345
6/30/2016	$10,176	$10,362	$10,531
7/31/2016	$10,527	$10,774	$10,598
8/31/2016	$10,583	$10,801	$10,586
9/30/2016	$10,601	$10,818	$10,580
10/31/2016	$10,420	$10,584	$10,499
11/30/2016	$10,474	$11,058	$10,250
12/31/2016	$10,655	$11,274	$10,265
1/31/2017	$10,862	$11,486	$10,285
2/28/2017	$11,114	$11,913	$10,354
3/31/2017	$11,232	$11,921	$10,349
4/30/2017	$11,421	$12,047	$10,428
5/31/2017	$11,610	$12,171	$10,509
6/30/2017	$11,682	$12,280	$10,498
7/31/2017	$11,944	$12,512	$10,543
8/31/2017	$11,964	$12,536	$10,638
9/30/2017	$12,182	$12,842	$10,587
10/31/2017	$12,382	$13,122	$10,593
11/30/2017	$12,600	$13,521	$10,580
12/31/2017	$12,761	$13,656	$10,628
1/31/2018	$13,350	$14,375	$10,506
2/28/2018	$12,828	$13,846	$10,406
3/31/2018	$12,666	$13,568	$10,473
4/30/2018	$12,676	$13,619	$10,395
5/31/2018	$12,818	$14,004	$10,469
6/30/2018	$12,752	$14,095	$10,456
7/31/2018	$12,999	$14,563	$10,459
8/31/2018	$13,237	$15,074	$10,526
9/30/2018	$13,206	$15,099	$10,458
10/31/2018	$12,369	$13,988	$10,376
11/30/2018	$12,482	$14,268	$10,438
12/31/2018	$11,859	$12,940	$10,629
1/31/2019	$12,451	$14,051	$10,742
2/28/2019	$12,625	$14,545	$10,736
3/31/2019	$12,798	$14,757	$10,942
4/30/2019	$13,176	$15,346	$10,945
5/31/2019	$12,492	$14,353	$11,139
6/30/2019	$13,176	$15,361	$11,279
7/31/2019	$13,186	$15,590	$11,304
8/31/2019	$13,031	$15,272	$11,597
9/30/2019	$13,248	$15,540	$11,535
10/31/2019	$13,534	$15,874	$11,570
11/30/2019	$13,820	$16,478	$11,564
12/31/2019	$14,232	$16,954	$11,556
1/31/2020	$14,118	$16,935	$11,778
2/29/2020	$13,340	$15,549	$11,990
3/31/2020	$12,116	$13,410	$11,920
4/30/2020	$12,836	$15,187	$12,132
5/31/2020	$13,397	$15,999	$12,188
6/30/2020	$13,683	$16,364	$12,265
7/31/2020	$14,175	$17,294	$12,448
8/31/2020	$14,727	$18,546	$12,348
9/30/2020	$14,382	$17,871	$12,341
10/31/2020	$14,136	$17,485	$12,286
11/30/2020	$15,724	$19,613	$12,406
12/31/2020	$16,377	$20,495	$12,423
1/31/2021	$16,377	$20,404	$12,334
2/28/2021	$16,684	$21,042	$12,156
3/31/2021	$16,992	$21,796	$12,005
4/30/2021	$17,632	$22,919	$12,099
5/31/2021	$17,817	$23,024	$12,139
6/30/2021	$18,014	$23,592	$12,224
7/31/2021	$18,162	$23,991	$12,361
8/31/2021	$18,454	$24,675	$12,337
9/30/2021	$17,784	$23,568	$12,230
10/31/2021	$18,596	$25,161	$12,227
11/30/2021	$18,145	$24,778	$12,263
12/31/2021	$18,661	$25,754	$12,232
1/31/2022	$17,835	$24,239	$11,968
2/28/2022	$17,461	$23,628	$11,835
3/31/2022	$17,513	$24,395	$11,506
4/30/2022	$16,417	$22,206	$11,069
5/31/2022	$16,288	$22,176	$11,141
6/30/2022	$15,424	$20,321	$10,966
7/31/2022	$15,849	$22,227	$11,234
8/31/2022	$15,503	$21,397	$10,917
9/30/2022	$14,747	$19,413	$10,445
10/31/2022	$15,181	$21,005	$10,310
11/30/2022	$15,712	$22,102	$10,689
12/31/2022	$15,422	$20,808	$10,641
1/31/2023	$16,162	$22,241	$10,968
2/28/2023	$15,663	$21,721	$10,684
3/31/2023	$15,985	$22,302	$10,956
4/30/2023	$16,082	$22,539	$11,022
5/31/2023	$15,856	$22,627	$10,902
6/30/2023	$16,484	$24,172	$10,863
7/31/2023	$16,870	$25,039	$10,856
8/31/2023	$16,448	$24,555	$10,786
9/30/2023	$15,692	$23,386	$10,512
10/31/2023	$15,246	$22,766	$10,346
11/30/2023	$16,396	$24,888	$10,815
12/31/2023	$17,306	$26,209	$11,229
1/31/2024	$17,323	$26,499	$11,198
2/29/2024	$17,873	$27,933	$11,040
3/31/2024	$18,353	$28,835	$11,142
4/30/2024	$17,666	$27,566	$10,860
5/31/2024	$18,250	$28,868	$11,044
6/30/2024	$18,525	$29,762	$11,149
7/31/2024	$18,834	$30,315	$11,409
8/31/2024	$19,201	$30,975	$11,573
9/30/2024	$19,531	$31,616	$11,728
10/31/2024	$19,062	$31,384	$11,437
11/30/2024	$19,774	$33,471	$11,558
12/31/2024	$19,218	$32,448	$11,369
1/31/2025	$19,722	$33,473	$11,430
2/28/2025	$19,704	$32,831	$11,681
3/31/2025	$18,940	$30,916	$11,685
4/30/2025	$18,505	$30,709	$11,731
5/31/2025	$19,166	$32,655	$11,647
6/30/2025	$20,035	$34,314	$11,826
7/31/2025	$20,226	$35,070	$11,795
8/31/2025	$20,653	$35,881	$11,936
9/30/2025	$21,260	$37,120	$12,067
10/31/2025	$21,545	$37,915	$12,142
11/30/2025	$21,635	$38,019	$12,217
12/31/2025	$21,742	$38,012	$12,199
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns

IBPV1	1 Year	5 Years	10 Years
Initial Class	13.13%	5.83%	8.08%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$3,139,871,010
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,597,136

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.8%
U.S. Fixed Income Funds	18.0
International Equity Funds	17.1
International Mixed Allocation Funds	10.7
Repurchase Agreements	2.4
U.S. Treasury	2.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	24.1%
Transamerica WMC US Growth VP, Initial Class	13.7
Transamerica Aegon Bond VP, Initial Class	10.7
Transamerica Large Cap Value, Class I2	9.3
Transamerica Aegon Core Bond VP, Initial Class	9.0
Transamerica High Yield Bond, Class I2	5.3
Transamerica International Equity, Class I2	4.2
Transamerica International Stock, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	3.4
Transamerica International Focus, Class I2	3.2

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.41%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 12.84%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation, with current income as a secondary objective, by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 84% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025, the Portfolio de-risked across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of market volatility and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond IndexFootnote Reference(a)
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,577	$9,436	$10,138
2/29/2016	$9,577	$9,433	$10,210
3/31/2016	$9,975	$10,097	$10,303
4/30/2016	$10,085	$10,159	$10,343
5/31/2016	$10,195	$10,341	$10,345
6/30/2016	$10,161	$10,362	$10,531
7/31/2016	$10,508	$10,774	$10,598
8/31/2016	$10,562	$10,801	$10,586
9/30/2016	$10,580	$10,818	$10,580
10/31/2016	$10,389	$10,584	$10,499
11/30/2016	$10,452	$11,058	$10,250
12/31/2016	$10,625	$11,274	$10,265
1/31/2017	$10,835	$11,486	$10,285
2/28/2017	$11,081	$11,913	$10,354
3/31/2017	$11,190	$11,921	$10,349
4/30/2017	$11,381	$12,047	$10,428
5/31/2017	$11,563	$12,171	$10,509
6/30/2017	$11,636	$12,280	$10,498
7/31/2017	$11,900	$12,512	$10,543
8/31/2017	$11,911	$12,536	$10,638
9/30/2017	$12,122	$12,842	$10,587
10/31/2017	$12,323	$13,122	$10,593
11/30/2017	$12,534	$13,521	$10,580
12/31/2017	$12,697	$13,656	$10,628
1/31/2018	$13,281	$14,375	$10,506
2/28/2018	$12,754	$13,846	$10,406
3/31/2018	$12,591	$13,568	$10,473
4/30/2018	$12,601	$13,619	$10,395
5/31/2018	$12,735	$14,004	$10,469
6/30/2018	$12,668	$14,095	$10,456
7/31/2018	$12,917	$14,563	$10,459
8/31/2018	$13,144	$15,074	$10,526
9/30/2018	$13,113	$15,099	$10,458
10/31/2018	$12,281	$13,988	$10,376
11/30/2018	$12,394	$14,268	$10,438
12/31/2018	$11,767	$12,940	$10,629
1/31/2019	$12,353	$14,051	$10,742
2/28/2019	$12,528	$14,545	$10,736
3/31/2019	$12,692	$14,757	$10,942
4/30/2019	$13,062	$15,346	$10,945
5/31/2019	$12,384	$14,353	$11,139
6/30/2019	$13,052	$15,361	$11,279
7/31/2019	$13,062	$15,590	$11,304
8/31/2019	$12,910	$15,272	$11,597
9/30/2019	$13,118	$15,540	$11,535
10/31/2019	$13,405	$15,874	$11,570
11/30/2019	$13,681	$16,478	$11,564
12/31/2019	$14,096	$16,954	$11,556
1/31/2020	$13,969	$16,935	$11,778
2/29/2020	$13,198	$15,549	$11,990
3/31/2020	$11,990	$13,410	$11,920
4/30/2020	$12,692	$15,187	$12,132
5/31/2020	$13,256	$15,999	$12,188
6/30/2020	$13,532	$16,364	$12,265
7/31/2020	$14,015	$17,294	$12,448
8/31/2020	$14,555	$18,546	$12,348
9/30/2020	$14,209	$17,871	$12,341
10/31/2020	$13,974	$17,485	$12,286
11/30/2020	$15,520	$19,613	$12,406
12/31/2020	$16,163	$20,495	$12,423
1/31/2021	$16,175	$20,404	$12,334
2/28/2021	$16,472	$21,042	$12,156
3/31/2021	$16,769	$21,796	$12,005
4/30/2021	$17,387	$22,919	$12,099
5/31/2021	$17,572	$23,024	$12,139
6/30/2021	$17,758	$23,592	$12,224
7/31/2021	$17,906	$23,991	$12,361
8/31/2021	$18,184	$24,675	$12,337
9/30/2021	$17,537	$23,568	$12,230
10/31/2021	$18,313	$25,161	$12,227
11/30/2021	$17,873	$24,778	$12,263
12/31/2021	$18,378	$25,754	$12,232
1/31/2022	$17,563	$24,239	$11,968
2/28/2022	$17,188	$23,628	$11,835
3/31/2022	$17,227	$24,395	$11,506
4/30/2022	$16,153	$22,206	$11,069
5/31/2022	$16,024	$22,176	$11,141
6/30/2022	$15,170	$20,321	$10,966
7/31/2022	$15,584	$22,227	$11,234
8/31/2022	$15,237	$21,397	$10,917
9/30/2022	$14,495	$19,413	$10,445
10/31/2022	$14,914	$21,005	$10,310
11/30/2022	$15,431	$22,102	$10,689
12/31/2022	$15,156	$20,808	$10,641
1/31/2023	$15,883	$22,241	$10,968
2/28/2023	$15,382	$21,721	$10,684
3/31/2023	$15,705	$22,302	$10,956
4/30/2023	$15,786	$22,539	$11,022
5/31/2023	$15,560	$22,627	$10,902
6/30/2023	$16,173	$24,172	$10,863
7/31/2023	$16,544	$25,039	$10,856
8/31/2023	$16,138	$24,555	$10,786
9/30/2023	$15,399	$23,386	$10,512
10/31/2023	$14,951	$22,766	$10,346
11/30/2023	$16,070	$24,888	$10,815
12/31/2023	$16,964	$26,209	$11,229
1/31/2024	$16,964	$26,499	$11,198
2/29/2024	$17,498	$27,933	$11,040
3/31/2024	$17,979	$28,835	$11,142
4/30/2024	$17,291	$27,566	$10,860
5/31/2024	$17,876	$28,868	$11,044
6/30/2024	$18,134	$29,762	$11,149
7/31/2024	$18,427	$30,315	$11,409
8/31/2024	$18,780	$30,975	$11,573
9/30/2024	$19,110	$31,616	$11,728
10/31/2024	$18,641	$31,384	$11,437
11/30/2024	$19,336	$33,471	$11,558
12/31/2024	$18,780	$32,448	$11,369
1/31/2025	$19,284	$33,473	$11,430
2/28/2025	$19,266	$32,831	$11,681
3/31/2025	$18,502	$30,916	$11,685
4/30/2025	$18,068	$30,709	$11,731
5/31/2025	$18,710	$32,655	$11,647
6/30/2025	$19,562	$34,314	$11,826
7/31/2025	$19,753	$35,070	$11,795
8/31/2025	$20,141	$35,881	$11,936
9/30/2025	$20,747	$37,120	$12,067
10/31/2025	$21,014	$37,915	$12,142
11/30/2025	$21,085	$38,019	$12,217
12/31/2025	$21,192	$38,012	$12,199
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns

IBPV2	1 Year	5 Years	10 Years
Service Class	12.84%	5.57%	7.80%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$3,139,871,010
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,597,136

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.8%
U.S. Fixed Income Funds	18.0
International Equity Funds	17.1
International Mixed Allocation Funds	10.7
Repurchase Agreements	2.4
U.S. Treasury	2.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	24.1%
Transamerica WMC US Growth VP, Initial Class	13.7
Transamerica Aegon Bond VP, Initial Class	10.7
Transamerica Large Cap Value, Class I2	9.3
Transamerica Aegon Core Bond VP, Initial Class	9.0
Transamerica High Yield Bond, Class I2	5.3
Transamerica International Equity, Class I2	4.2
Transamerica International Stock, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	3.4
Transamerica International Focus, Class I2	3.2

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.15%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 11.89%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation and current income by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 63% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond IndexFootnote Reference(a)
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,688	$9,436	$10,138
2/29/2016	$9,688	$9,433	$10,210
3/31/2016	$10,009	$10,097	$10,303
4/30/2016	$10,107	$10,159	$10,343
5/31/2016	$10,196	$10,341	$10,345
6/30/2016	$10,214	$10,362	$10,531
7/31/2016	$10,481	$10,774	$10,598
8/31/2016	$10,538	$10,801	$10,586
9/30/2016	$10,556	$10,818	$10,580
10/31/2016	$10,407	$10,584	$10,499
11/30/2016	$10,426	$11,058	$10,250
12/31/2016	$10,556	$11,274	$10,265
1/31/2017	$10,734	$11,486	$10,285
2/28/2017	$10,949	$11,913	$10,354
3/31/2017	$11,042	$11,921	$10,349
4/30/2017	$11,201	$12,047	$10,428
5/31/2017	$11,369	$12,171	$10,509
6/30/2017	$11,435	$12,280	$10,498
7/31/2017	$11,640	$12,512	$10,543
8/31/2017	$11,681	$12,536	$10,638
9/30/2017	$11,837	$12,842	$10,587
10/31/2017	$12,002	$13,122	$10,593
11/30/2017	$12,168	$13,521	$10,580
12/31/2017	$12,295	$13,656	$10,628
1/31/2018	$12,723	$14,375	$10,506
2/28/2018	$12,304	$13,846	$10,406
3/31/2018	$12,197	$13,568	$10,473
4/30/2018	$12,188	$13,619	$10,395
5/31/2018	$12,314	$14,004	$10,469
6/30/2018	$12,246	$14,095	$10,456
7/31/2018	$12,441	$14,563	$10,459
8/31/2018	$12,643	$15,074	$10,526
9/30/2018	$12,602	$15,099	$10,458
10/31/2018	$11,977	$13,988	$10,376
11/30/2018	$12,060	$14,268	$10,438
12/31/2018	$11,664	$12,940	$10,629
1/31/2019	$12,050	$14,051	$10,742
2/28/2019	$12,185	$14,545	$10,736
3/31/2019	$12,352	$14,757	$10,942
4/30/2019	$12,654	$15,346	$10,945
5/31/2019	$12,164	$14,353	$11,139
6/30/2019	$12,727	$15,361	$11,279
7/31/2019	$12,737	$15,590	$11,304
8/31/2019	$12,698	$15,272	$11,597
9/30/2019	$12,833	$15,540	$11,535
10/31/2019	$13,060	$15,874	$11,570
11/30/2019	$13,274	$16,478	$11,564
12/31/2019	$13,580	$16,954	$11,556
1/31/2020	$13,546	$16,935	$11,778
2/29/2020	$13,060	$15,549	$11,990
3/31/2020	$12,019	$13,410	$11,920
4/30/2020	$12,539	$15,187	$12,132
5/31/2020	$12,980	$15,999	$12,188
6/30/2020	$13,263	$16,364	$12,265
7/31/2020	$13,693	$17,294	$12,448
8/31/2020	$14,088	$18,546	$12,348
9/30/2020	$13,825	$17,871	$12,341
10/31/2020	$13,670	$17,485	$12,286
11/30/2020	$14,826	$19,613	$12,406
12/31/2020	$15,291	$20,495	$12,423
1/31/2021	$15,291	$20,404	$12,334
2/28/2021	$15,434	$21,042	$12,156
3/31/2021	$15,589	$21,796	$12,005
4/30/2021	$16,042	$22,919	$12,099
5/31/2021	$16,185	$23,024	$12,139
6/30/2021	$16,352	$23,592	$12,224
7/31/2021	$16,471	$23,991	$12,361
8/31/2021	$16,658	$24,675	$12,337
9/30/2021	$16,169	$23,568	$12,230
10/31/2021	$16,719	$25,161	$12,227
11/30/2021	$16,389	$24,778	$12,263
12/31/2021	$16,695	$25,754	$12,232
1/31/2022	$16,072	$24,239	$11,968
2/28/2022	$15,791	$23,628	$11,835
3/31/2022	$15,729	$24,395	$11,506
4/30/2022	$14,911	$22,206	$11,069
5/31/2022	$14,788	$22,176	$11,141
6/30/2022	$14,202	$20,321	$10,966
7/31/2022	$14,446	$22,227	$11,234
8/31/2022	$14,171	$21,397	$10,917
9/30/2022	$13,620	$19,413	$10,445
10/31/2022	$13,794	$21,005	$10,310
11/30/2022	$14,142	$22,102	$10,689
12/31/2022	$14,011	$20,808	$10,641
1/31/2023	$14,562	$22,241	$10,968
2/28/2023	$14,127	$21,721	$10,684
3/31/2023	$14,417	$22,302	$10,956
4/30/2023	$14,489	$22,539	$11,022
5/31/2023	$14,287	$22,627	$10,902
6/30/2023	$14,663	$24,172	$10,863
7/31/2023	$14,895	$25,039	$10,856
8/31/2023	$14,601	$24,555	$10,786
9/30/2023	$13,989	$23,386	$10,512
10/31/2023	$13,631	$22,766	$10,346
11/30/2023	$14,526	$24,888	$10,815
12/31/2023	$15,287	$26,209	$11,229
1/31/2024	$15,287	$26,499	$11,198
2/29/2024	$15,585	$27,933	$11,040
3/31/2024	$15,943	$28,835	$11,142
4/30/2024	$15,376	$27,566	$10,860
5/31/2024	$15,809	$28,868	$11,044
6/30/2024	$16,032	$29,762	$11,149
7/31/2024	$16,286	$30,315	$11,409
8/31/2024	$16,574	$30,975	$11,573
9/30/2024	$16,846	$31,616	$11,728
10/31/2024	$16,437	$31,384	$11,437
11/30/2024	$16,937	$33,471	$11,558
12/31/2024	$16,513	$32,448	$11,369
1/31/2025	$16,862	$33,473	$11,430
2/28/2025	$16,937	$32,831	$11,681
3/31/2025	$16,422	$30,916	$11,685
4/30/2025	$16,180	$30,709	$11,731
5/31/2025	$16,559	$32,655	$11,647
6/30/2025	$17,210	$34,314	$11,826
7/31/2025	$17,346	$35,070	$11,795
8/31/2025	$17,663	$35,881	$11,936
9/30/2025	$18,132	$37,120	$12,067
10/31/2025	$18,352	$37,915	$12,142
11/30/2025	$18,445	$38,019	$12,217
12/31/2025	$18,477	$38,012	$12,199
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns

IBPU1	1 Year	5 Years	10 Years
Initial Class	11.89%	3.86%	6.33%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$4,589,438,017
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,301,427

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	36.1%
U.S. Fixed Income Funds	29.9
International Mixed Allocation Funds	18.4
International Equity Funds	12.2
U.S. Treasury	2.2
Repurchase Agreements	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	18.4%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.9
Transamerica Aegon Core Bond VP, Initial Class	11.9
Transamerica WMC US Growth VP, Initial Class	10.8
Transamerica Core Bond, Class I2	9.3
Transamerica Large Cap Value, Class I2	6.8
Transamerica High Yield Bond, Class I2	5.3
Transamerica International Equity, Class I2	3.2
Transamerica International Stock, Class I2	2.4
Transamerica Emerging Markets Equity, Class I2	2.3

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.40%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 11.54%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation and current income by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 63% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

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	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond IndexFootnote Reference(a)
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,684	$9,436	$10,138
2/29/2016	$9,675	$9,433	$10,210
3/31/2016	$10,000	$10,097	$10,303
4/30/2016	$10,090	$10,159	$10,343
5/31/2016	$10,180	$10,341	$10,345
6/30/2016	$10,189	$10,362	$10,531
7/31/2016	$10,460	$10,774	$10,598
8/31/2016	$10,507	$10,801	$10,586
9/30/2016	$10,526	$10,818	$10,580
10/31/2016	$10,384	$10,584	$10,499
11/30/2016	$10,394	$11,058	$10,250
12/31/2016	$10,526	$11,274	$10,265
1/31/2017	$10,705	$11,486	$10,285
2/28/2017	$10,912	$11,913	$10,354
3/31/2017	$10,997	$11,921	$10,349
4/30/2017	$11,157	$12,047	$10,428
5/31/2017	$11,327	$12,171	$10,509
6/30/2017	$11,384	$12,280	$10,498
7/31/2017	$11,591	$12,512	$10,543
8/31/2017	$11,623	$12,536	$10,638
9/30/2017	$11,780	$12,842	$10,587
10/31/2017	$11,937	$13,122	$10,593
11/30/2017	$12,095	$13,521	$10,580
12/31/2017	$12,222	$13,656	$10,628
1/31/2018	$12,644	$14,375	$10,506
2/28/2018	$12,232	$13,846	$10,406
3/31/2018	$12,114	$13,568	$10,473
4/30/2018	$12,104	$13,619	$10,395
5/31/2018	$12,232	$14,004	$10,469
6/30/2018	$12,163	$14,095	$10,456
7/31/2018	$12,350	$14,563	$10,459
8/31/2018	$12,543	$15,074	$10,526
9/30/2018	$12,501	$15,099	$10,458
10/31/2018	$11,883	$13,988	$10,376
11/30/2018	$11,967	$14,268	$10,438
12/31/2018	$11,568	$12,940	$10,629
1/31/2019	$11,956	$14,051	$10,742
2/28/2019	$12,082	$14,545	$10,736
3/31/2019	$12,250	$14,757	$10,942
4/30/2019	$12,532	$15,346	$10,945
5/31/2019	$12,050	$14,353	$11,139
6/30/2019	$12,606	$15,361	$11,279
7/31/2019	$12,616	$15,590	$11,304
8/31/2019	$12,576	$15,272	$11,597
9/30/2019	$12,713	$15,540	$11,535
10/31/2019	$12,917	$15,874	$11,570
11/30/2019	$13,133	$16,478	$11,564
12/31/2019	$13,440	$16,954	$11,556
1/31/2020	$13,406	$16,935	$11,778
2/29/2020	$12,917	$15,549	$11,990
3/31/2020	$11,883	$13,410	$11,920
4/30/2020	$12,395	$15,187	$12,132
5/31/2020	$12,838	$15,999	$12,188
6/30/2020	$13,099	$16,364	$12,265
7/31/2020	$13,519	$17,294	$12,448
8/31/2020	$13,906	$18,546	$12,348
9/30/2020	$13,655	$17,871	$12,341
10/31/2020	$13,488	$17,485	$12,286
11/30/2020	$14,636	$19,613	$12,406
12/31/2020	$15,090	$20,495	$12,423
1/31/2021	$15,090	$20,404	$12,334
2/28/2021	$15,221	$21,042	$12,156
3/31/2021	$15,365	$21,796	$12,005
4/30/2021	$15,819	$22,919	$12,099
5/31/2021	$15,963	$23,024	$12,139
6/30/2021	$16,118	$23,592	$12,224
7/31/2021	$16,238	$23,991	$12,361
8/31/2021	$16,413	$24,675	$12,337
9/30/2021	$15,924	$23,568	$12,230
10/31/2021	$16,462	$25,161	$12,227
11/30/2021	$16,144	$24,778	$12,263
12/31/2021	$16,438	$25,754	$12,232
1/31/2022	$15,813	$24,239	$11,968
2/28/2022	$15,544	$23,628	$11,835
3/31/2022	$15,471	$24,395	$11,506
4/30/2022	$14,663	$22,206	$11,069
5/31/2022	$14,541	$22,176	$11,141
6/30/2022	$13,965	$20,321	$10,966
7/31/2022	$14,198	$22,227	$11,234
8/31/2022	$13,926	$21,397	$10,917
9/30/2022	$13,389	$19,413	$10,445
10/31/2022	$13,549	$21,005	$10,310
11/30/2022	$13,897	$22,102	$10,689
12/31/2022	$13,766	$20,808	$10,641
1/31/2023	$14,303	$22,241	$10,968
2/28/2023	$13,868	$21,721	$10,684
3/31/2023	$14,143	$22,302	$10,956
4/30/2023	$14,216	$22,539	$11,022
5/31/2023	$14,013	$22,627	$10,902
6/30/2023	$14,390	$24,172	$10,863
7/31/2023	$14,608	$25,039	$10,856
8/31/2023	$14,315	$24,555	$10,786
9/30/2023	$13,704	$23,386	$10,512
10/31/2023	$13,362	$22,766	$10,346
11/30/2023	$14,240	$24,888	$10,815
12/31/2023	$14,985	$26,209	$11,229
1/31/2024	$14,970	$26,499	$11,198
2/29/2024	$15,268	$27,933	$11,040
3/31/2024	$15,611	$28,835	$11,142
4/30/2024	$15,045	$27,566	$10,860
5/31/2024	$15,462	$28,868	$11,044
6/30/2024	$15,685	$29,762	$11,149
7/31/2024	$15,939	$30,315	$11,409
8/31/2024	$16,214	$30,975	$11,573
9/30/2024	$16,471	$31,616	$11,728
10/31/2024	$16,063	$31,384	$11,437
11/30/2024	$16,546	$33,471	$11,558
12/31/2024	$16,139	$32,448	$11,369
1/31/2025	$16,471	$33,473	$11,430
2/28/2025	$16,546	$32,831	$11,681
3/31/2025	$16,033	$30,916	$11,685
4/30/2025	$15,807	$30,709	$11,731
5/31/2025	$16,154	$32,655	$11,647
6/30/2025	$16,788	$34,314	$11,826
7/31/2025	$16,924	$35,070	$11,795
8/31/2025	$17,222	$35,881	$11,936
9/30/2025	$17,674	$37,120	$12,067
10/31/2025	$17,892	$37,915	$12,142
11/30/2025	$17,970	$38,019	$12,217
12/31/2025	$18,001	$38,012	$12,199
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns

IBPU2	1 Year	5 Years	10 Years
Service Class	11.54%	3.59%	6.05%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$4,589,438,017
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,301,427

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	36.1%
U.S. Fixed Income Funds	29.9
International Mixed Allocation Funds	18.4
International Equity Funds	12.2
U.S. Treasury	2.2
Repurchase Agreements	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	18.4%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.9
Transamerica Aegon Core Bond VP, Initial Class	11.9
Transamerica WMC US Growth VP, Initial Class	10.8
Transamerica Core Bond, Class I2	9.3
Transamerica Large Cap Value, Class I2	6.8
Transamerica High Yield Bond, Class I2	5.3
Transamerica International Equity, Class I2	3.2
Transamerica International Stock, Class I2	2.4
Transamerica Emerging Markets Equity, Class I2	2.3

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Annual Shareholder Report

Transamerica JPMorgan Enhanced Index VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Enhanced Index VP (the "Portfolio") seeks to earn a total return modestly in excess of the total return performance of the S&P 500® Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500® Index. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$66	0.61%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 16.21%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  During the fiscal year ended December 31, 2025, stock selection in the industrial cyclical, health services & systems and basic materials sectors detracted from benchmark relative performance, while stock selection in the hardware & semiconductors, financial services and REITs sectors contributed to results.

  At the stock level, the top contributors to benchmark relative performance in the fiscal year included overweight exposures to Seagate Technology Holdings PLC, Howmet Aerospace, Inc. and Micron Technology, Inc.

  Portfolio holdings that detracted from relative performance during the fiscal year included underweight exposures to Palantir Technologies, Inc. and GE Aerospace, and an overweight exposure to ServiceNow, Inc.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Enhanced Index VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,462	$9,504
2/29/2016	$9,392	$9,491
3/31/2016	$10,041	$10,135
4/30/2016	$10,106	$10,174
5/31/2016	$10,313	$10,357
6/30/2016	$10,242	$10,384
7/31/2016	$10,662	$10,766
8/31/2016	$10,680	$10,782
9/30/2016	$10,662	$10,784
10/31/2016	$10,511	$10,587
11/30/2016	$10,953	$10,979
12/31/2016	$11,135	$11,196
1/31/2017	$11,384	$11,408
2/28/2017	$11,820	$11,861
3/31/2017	$11,862	$11,875
4/30/2017	$11,990	$11,997
5/31/2017	$12,099	$12,166
6/30/2017	$12,135	$12,242
7/31/2017	$12,390	$12,494
8/31/2017	$12,445	$12,532
9/30/2017	$12,949	$13,089
10/31/2017	$13,335	$13,490
12/31/2017	$13,490	$13,640
1/31/2018	$14,212	$14,421
2/28/2018	$13,640	$13,890
3/31/2018	$13,273	$13,537
4/30/2018	$13,285	$13,589
5/31/2018	$13,565	$13,916
6/30/2018	$13,677	$14,002
7/31/2018	$14,218	$14,523
8/31/2018	$14,637	$14,996
9/30/2018	$14,749	$15,081
10/31/2018	$13,619	$14,050
11/30/2018	$13,967	$14,337
12/31/2018	$12,679	$13,042
1/31/2019	$13,724	$14,087
2/28/2019	$14,118	$14,540
3/31/2019	$14,361	$14,822
4/30/2019	$14,972	$15,422
5/31/2019	$13,967	$14,442
6/30/2019	$14,953	$15,460
7/31/2019	$15,143	$15,682
8/31/2019	$14,833	$15,434
9/30/2019	$15,120	$15,723
10/31/2019	$15,497	$16,063
11/30/2019	$16,078	$16,646
12/31/2019	$16,614	$17,149
1/31/2020	$16,622	$17,142
2/29/2020	$15,331	$15,731
3/31/2020	$13,361	$13,788
4/30/2020	$15,135	$15,555
5/31/2020	$15,897	$16,296
6/30/2020	$16,282	$16,620
7/31/2020	$17,226	$17,558
8/31/2020	$18,571	$18,820
9/30/2020	$17,775	$18,105
10/31/2020	$17,286	$17,623
11/30/2020	$19,210	$19,552
12/31/2020	$19,965	$20,304
1/31/2021	$19,824	$20,099
2/28/2021	$20,355	$20,653
3/31/2021	$21,325	$21,558
4/30/2021	$22,536	$22,708
5/31/2021	$22,677	$22,867
6/30/2021	$23,208	$23,401
7/31/2021	$23,764	$23,956
8/31/2021	$24,400	$24,685
9/30/2021	$23,199	$23,537
10/31/2021	$24,964	$25,186
11/30/2021	$24,851	$25,011
12/31/2021	$25,978	$26,132
1/31/2022	$24,738	$24,780
2/28/2022	$24,025	$24,038
3/31/2022	$24,823	$24,931
4/30/2022	$22,654	$22,757
5/31/2022	$22,692	$22,798
6/30/2022	$20,795	$20,916
7/31/2022	$22,757	$22,845
8/31/2022	$21,822	$21,913
9/30/2022	$19,827	$19,895
10/31/2022	$21,307	$21,506
11/30/2022	$22,573	$22,708
12/31/2022	$21,211	$21,399
1/31/2023	$22,584	$22,744
2/28/2023	$22,080	$22,189
3/31/2023	$22,895	$23,004
4/30/2023	$23,292	$23,363
5/31/2023	$23,431	$23,464
6/30/2023	$24,987	$25,015
7/31/2023	$25,802	$25,818
8/31/2023	$25,458	$25,407
9/30/2023	$24,280	$24,196
10/31/2023	$23,782	$23,687
11/30/2023	$25,934	$25,850
12/31/2023	$27,078	$27,025
1/31/2024	$27,587	$27,479
2/29/2024	$29,082	$28,946
3/31/2024	$30,022	$29,878
4/30/2024	$28,890	$28,657
5/31/2024	$30,317	$30,078
6/30/2024	$31,438	$31,157
7/31/2024	$31,732	$31,537
8/31/2024	$32,510	$32,302
9/30/2024	$33,145	$32,992
10/31/2024	$32,886	$32,692
11/30/2024	$34,617	$34,611
12/31/2024	$33,640	$33,786
1/31/2025	$34,346	$34,727
2/28/2025	$33,981	$34,274
3/31/2025	$32,027	$32,343
4/30/2025	$31,662	$32,124
5/31/2025	$33,663	$34,146
6/30/2025	$35,453	$35,882
7/31/2025	$36,242	$36,687
8/31/2025	$36,968	$37,431
9/30/2025	$38,132	$38,797
10/31/2025	$38,881	$39,706
11/30/2025	$39,014	$39,803
12/31/2025	$39,095	$39,827

Average Annual Total Returns

IBDM1	1 Year	5 Years	10 Years
Initial Class	16.21%	14.39%	14.61%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$2,830,971,650
Number of Portfolio Holdings	151
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waivers and reimbursements)	$18,082,896

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	33.6%
Financials	13.3
Consumer Discretionary	11.5
Communication Services	10.4
Health Care	9.3
Industrials	7.6
Consumer Staples	3.5
Energy	2.8
Utilities	2.2
Materials	1.7
Real Estate	1.7
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Enhanced Index VP

Initial Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	8.1%
Apple, Inc.	6.9
Microsoft Corp.	6.6
Amazon.com, Inc.	4.1
Alphabet, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc., Class C	2.0
Tesla, Inc.	2.0
Mastercard, Inc., Class A	1.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Enhanced Index VP

Initial Class

Annual Shareholder Report

Transamerica JPMorgan Enhanced Index VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Enhanced Index VP (the "Portfolio") seeks to earn a total return modestly in excess of the total return performance of the S&P 500® Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500® Index. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$93	0.86%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 15.90%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  During the fiscal year ended December 31, 2025, stock selection in the industrial cyclical, health services & systems and basic materials sectors detracted from benchmark relative performance, while stock selection in the hardware & semiconductors, financial services and REITs sectors contributed to results.

  At the stock level, the top contributors to benchmark relative performance in the fiscal year included overweight exposures to Seagate Technology Holdings PLC, Howmet Aerospace, Inc. and Micron Technology, Inc.

  Portfolio holdings that detracted from relative performance during the fiscal year included underweight exposures to Palantir Technologies, Inc. and GE Aerospace, and an overweight exposure to ServiceNow, Inc.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Enhanced Index VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,456	$9,504
2/29/2016	$9,385	$9,491
3/31/2016	$10,036	$10,135
4/30/2016	$10,095	$10,174
5/31/2016	$10,302	$10,357
6/30/2016	$10,231	$10,384
7/31/2016	$10,645	$10,766
8/31/2016	$10,658	$10,782
9/30/2016	$10,639	$10,784
10/31/2016	$10,488	$10,587
11/30/2016	$10,930	$10,979
12/31/2016	$11,112	$11,196
1/31/2017	$11,354	$11,408
2/28/2017	$11,791	$11,861
3/31/2017	$11,827	$11,875
4/30/2017	$11,948	$11,997
5/31/2017	$12,063	$12,166
6/30/2017	$12,094	$12,242
7/31/2017	$12,342	$12,494
8/31/2017	$12,401	$12,532
9/30/2017	$12,891	$13,089
10/31/2017	$13,276	$13,490
12/31/2017	$13,425	$13,640
1/31/2018	$14,139	$14,421
2/28/2018	$13,568	$13,890
3/31/2018	$13,202	$13,537
4/30/2018	$13,208	$13,589
5/31/2018	$13,481	$13,916
6/30/2018	$13,599	$14,002
7/31/2018	$14,127	$14,523
8/31/2018	$14,543	$14,996
9/30/2018	$14,654	$15,081
10/31/2018	$13,529	$14,050
11/30/2018	$13,869	$14,337
12/31/2018	$12,587	$13,042
1/31/2019	$13,620	$14,087
2/28/2019	$14,013	$14,540
3/31/2019	$14,248	$14,822
4/30/2019	$14,850	$15,422
5/31/2019	$13,849	$14,442
6/30/2019	$14,831	$15,460
7/31/2019	$15,014	$15,682
8/31/2019	$14,702	$15,434
9/30/2019	$14,987	$15,723
10/31/2019	$15,354	$16,063
11/30/2019	$15,924	$16,646
12/31/2019	$16,449	$17,149
1/31/2020	$16,457	$17,142
2/29/2020	$15,174	$15,731
3/31/2020	$13,217	$13,788
4/30/2020	$14,972	$15,555
5/31/2020	$15,729	$16,296
6/30/2020	$16,104	$16,620
7/31/2020	$17,035	$17,558
8/31/2020	$18,359	$18,820
9/30/2020	$17,569	$18,105
10/31/2020	$17,083	$17,623
11/30/2020	$18,976	$19,552
12/31/2020	$19,716	$20,304
1/31/2021	$19,577	$20,099
2/28/2021	$20,095	$20,653
3/31/2021	$21,049	$21,558
4/30/2021	$22,243	$22,708
5/31/2021	$22,374	$22,867
6/30/2021	$22,893	$23,401
7/31/2021	$23,444	$23,956
8/31/2021	$24,064	$24,685
9/30/2021	$22,873	$23,537
10/31/2021	$24,613	$25,186
11/30/2021	$24,492	$25,011
12/31/2021	$25,589	$26,132
1/31/2022	$24,371	$24,780
2/28/2022	$23,655	$24,038
3/31/2022	$24,445	$24,931
4/30/2022	$22,306	$22,757
5/31/2022	$22,343	$22,798
6/30/2022	$20,464	$20,916
7/31/2022	$22,390	$22,845
8/31/2022	$21,459	$21,913
9/30/2022	$19,497	$19,895
10/31/2022	$20,950	$21,506
11/30/2022	$22,191	$22,708
12/31/2022	$20,844	$21,399
1/31/2023	$22,191	$22,744
2/28/2023	$21,692	$22,189
3/31/2023	$22,488	$23,004
4/30/2023	$22,880	$23,363
5/31/2023	$23,008	$23,464
6/30/2023	$24,525	$25,015
7/31/2023	$25,320	$25,818
8/31/2023	$24,977	$25,407
9/30/2023	$23,815	$24,196
10/31/2023	$23,323	$23,687
11/30/2023	$25,424	$25,850
12/31/2023	$26,553	$27,025
1/31/2024	$27,033	$27,479
2/29/2024	$28,497	$28,946
3/31/2024	$29,414	$29,878
4/30/2024	$28,296	$28,657
5/31/2024	$29,693	$30,078
6/30/2024	$30,777	$31,157
7/31/2024	$31,056	$31,537
8/31/2024	$31,820	$32,302
9/30/2024	$32,435	$32,992
10/31/2024	$32,180	$32,692
11/30/2024	$33,873	$34,611
12/31/2024	$32,899	$33,786
1/31/2025	$33,583	$34,727
2/28/2025	$33,212	$34,274
3/31/2025	$31,298	$32,343
4/30/2025	$30,938	$32,124
5/31/2025	$32,887	$34,146
6/30/2025	$34,627	$35,882
7/31/2025	$35,393	$36,687
8/31/2025	$36,089	$37,431
9/30/2025	$37,221	$38,797
10/31/2025	$37,945	$39,706
11/30/2025	$38,063	$39,803
12/31/2025	$38,129	$39,827

Average Annual Total Returns

IBDM2	1 Year	5 Years	10 Years
Service Class	15.90%	14.10%	14.32%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$2,830,971,650
Number of Portfolio Holdings	151
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waivers and reimbursements)	$18,082,896

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	33.6%
Financials	13.3
Consumer Discretionary	11.5
Communication Services	10.4
Health Care	9.3
Industrials	7.6
Consumer Staples	3.5
Energy	2.8
Utilities	2.2
Materials	1.7
Real Estate	1.7
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Enhanced Index VP

Service Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	8.1%
Apple, Inc.	6.9
Microsoft Corp.	6.6
Amazon.com, Inc.	4.1
Alphabet, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc., Class C	2.0
Tesla, Inc.	2.0
Mastercard, Inc., Class A	1.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Enhanced Index VP

Service Class

Annual Shareholder Report

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan International Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$20	0.18%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 18.02%. For the same period, the Portfolio’s broad-based benchmark, the MSCI World Index ex-U.S., returned 32.55%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation, with current income as a secondary objective, by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 83% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025. During this de-risking period, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	MSCI World Index ex-U.S.	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,573	$9,313	$10,138
2/29/2016	$9,520	$9,186	$10,210
3/31/2016	$9,904	$9,818	$10,303
4/30/2016	$9,957	$10,144	$10,343
5/31/2016	$10,000	$10,041	$10,345
6/30/2016	$9,808	$9,741	$10,531
7/31/2016	$10,128	$10,221	$10,598
8/31/2016	$10,187	$10,232	$10,586
9/30/2016	$10,264	$10,362	$10,580
10/31/2016	$10,111	$10,161	$10,499
11/30/2016	$9,915	$10,000	$10,250
12/31/2016	$10,122	$10,329	$10,265
1/31/2017	$10,373	$10,638	$10,285
2/28/2017	$10,503	$10,762	$10,354
3/31/2017	$10,743	$11,047	$10,349
4/30/2017	$10,994	$11,290	$10,428
5/31/2017	$11,320	$11,681	$10,509
6/30/2017	$11,364	$11,696	$10,498
7/31/2017	$11,647	$12,045	$10,543
8/31/2017	$11,639	$12,045	$10,638
9/30/2017	$11,872	$12,362	$10,587
10/31/2017	$12,016	$12,532	$10,593
11/30/2017	$12,138	$12,661	$10,580
12/31/2017	$12,327	$12,892	$10,628
1/31/2018	$12,815	$13,494	$10,506
2/28/2018	$12,293	$12,855	$10,406
3/31/2018	$12,193	$12,645	$10,473
4/30/2018	$12,293	$12,949	$10,395
5/31/2018	$12,182	$12,720	$10,469
6/30/2018	$11,983	$12,584	$10,456
7/31/2018	$12,127	$12,895	$10,459
8/31/2018	$12,081	$12,653	$10,526
9/30/2018	$12,070	$12,758	$10,458
10/31/2018	$11,266	$11,746	$10,376
11/30/2018	$11,243	$11,737	$10,438
12/31/2018	$10,898	$11,134	$10,629
1/31/2019	$11,346	$11,930	$10,742
2/28/2019	$11,473	$12,239	$10,736
3/31/2019	$11,588	$12,314	$10,942
4/30/2019	$11,909	$12,675	$10,945
5/31/2019	$11,300	$12,092	$11,139
6/30/2019	$11,886	$12,816	$11,279
7/31/2019	$11,783	$12,663	$11,304
8/31/2019	$11,678	$12,354	$11,597
9/30/2019	$11,922	$12,707	$11,535
10/31/2019	$12,269	$13,120	$11,570
11/30/2019	$12,411	$13,286	$11,564
12/31/2019	$12,835	$13,713	$11,556
1/31/2020	$12,668	$13,449	$11,778
2/29/2020	$12,051	$12,258	$11,990
3/31/2020	$10,533	$10,539	$11,920
4/30/2020	$11,099	$11,282	$12,132
5/31/2020	$11,652	$11,769	$12,188
6/30/2020	$12,051	$12,177	$12,265
7/31/2020	$12,591	$12,505	$12,448
8/31/2020	$13,056	$13,152	$12,348
9/30/2020	$12,831	$12,788	$12,341
10/31/2020	$12,501	$12,287	$12,286
11/30/2020	$14,100	$14,175	$12,406
12/31/2020	$14,748	$14,822	$12,423
1/31/2021	$14,774	$14,666	$12,334
2/28/2021	$14,959	$15,042	$12,156
3/31/2021	$15,184	$15,440	$12,005
4/30/2021	$15,607	$15,939	$12,099
5/31/2021	$16,056	$16,507	$12,139
6/30/2021	$15,937	$16,344	$12,224
7/31/2021	$15,977	$16,455	$12,361
8/31/2021	$16,139	$16,721	$12,337
9/30/2021	$15,682	$16,253	$12,230
10/31/2021	$16,098	$16,741	$12,227
11/30/2021	$15,522	$15,961	$12,263
12/31/2021	$16,112	$16,774	$12,232
1/31/2022	$15,508	$16,036	$11,968
2/28/2022	$15,146	$15,789	$11,835
3/31/2022	$14,945	$15,989	$11,506
4/30/2022	$14,140	$14,952	$11,069
5/31/2022	$14,193	$15,096	$11,141
6/30/2022	$13,268	$13,680	$10,966
7/31/2022	$13,509	$14,363	$11,234
8/31/2022	$13,109	$13,694	$10,917
9/30/2022	$12,484	$12,433	$10,445
10/31/2022	$12,812	$13,121	$10,310
11/30/2022	$13,468	$14,521	$10,689
12/31/2022	$13,328	$14,456	$10,641
1/31/2023	$14,093	$15,643	$10,968
2/28/2023	$13,671	$15,280	$10,684
3/31/2023	$13,953	$15,639	$10,956
4/30/2023	$14,124	$16,099	$11,022
5/31/2023	$13,593	$15,416	$10,902
6/30/2023	$14,015	$16,155	$10,863
7/31/2023	$14,328	$16,680	$10,856
8/31/2023	$13,866	$16,038	$10,786
9/30/2023	$13,294	$15,505	$10,512
10/31/2023	$12,865	$14,853	$10,346
11/30/2023	$13,755	$16,252	$10,815
12/31/2023	$14,549	$17,144	$11,229
1/31/2024	$14,438	$17,220	$11,198
2/29/2024	$14,692	$17,517	$11,040
3/31/2024	$15,105	$18,128	$11,142
4/30/2024	$14,581	$17,666	$10,860
5/31/2024	$15,121	$18,363	$11,044
6/30/2024	$14,899	$18,063	$11,149
7/31/2024	$15,327	$18,633	$11,409
8/31/2024	$15,658	$19,258	$11,573
9/30/2024	$15,755	$19,480	$11,728
10/31/2024	$14,991	$18,490	$11,437
11/30/2024	$15,251	$18,538	$11,558
12/31/2024	$14,845	$18,045	$11,369
1/31/2025	$15,381	$18,945	$11,430
2/28/2025	$15,674	$19,281	$11,681
3/31/2025	$15,381	$19,191	$11,685
4/30/2025	$15,414	$20,085	$11,731
5/31/2025	$16,097	$21,058	$11,647
6/30/2025	$16,666	$21,557	$11,826
7/31/2025	$16,438	$21,300	$11,795
8/31/2025	$16,779	$22,241	$11,936
9/30/2025	$17,133	$22,724	$12,067
10/31/2025	$17,166	$22,973	$12,142
11/30/2025	$17,250	$23,218	$12,217
12/31/2025	$17,519	$23,919	$12,199

Average Annual Total Returns

IBDR1	1 Year	5 Years	10 Years
Initial Class	18.02%	3.50%	5.77%
MSCI World Index ex-U.S.Footnote Reference(a)	32.55%	10.04%	9.11%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	MSCI World Index ex-U.S. captures large and mid-cap representation across developed market countries, excluding the U.S. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$352,923,204
Number of Portfolio Holdings	17
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$405,787

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Equity Funds	52.5%
U.S. Fixed Income Funds	17.8
U.S. Equity Funds	14.3
International Mixed Allocation Funds	10.6
U.S. Treasury	2.9
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I2	17.1%
Transamerica WMC US Growth VP, Initial Class	14.3
Transamerica International Stock, Class I2	12.8
Transamerica International Focus, Class I2	12.4
Transamerica Aegon Bond VP, Initial Class	10.6
Transamerica Aegon Core Bond VP, Initial Class	8.4
Transamerica International Small Cap Value, Class I2	8.4
Transamerica High Yield Bond, Class I2	5.3
U.S. Treasury Notes, 4.13%, 01/31/2027	2.9
Transamerica Core Bond, Class I2	1.3

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Annual Shareholder Report

Transamerica JPMorgan International Moderate Growth VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan International Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.43%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 17.67%. For the same period, the Portfolio’s broad-based benchmark, the MSCI World Index ex-U.S., returned 32.55%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation, with current income as a secondary objective, by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 83% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025. During this de-risking period, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan International Moderate Growth VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	MSCI World Index ex-U.S.	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,580	$9,313	$10,138
2/29/2016	$9,515	$9,186	$10,210
3/31/2016	$9,903	$9,818	$10,303
4/30/2016	$9,946	$10,144	$10,343
5/31/2016	$10,000	$10,041	$10,345
6/30/2016	$9,806	$9,741	$10,531
7/31/2016	$10,119	$10,221	$10,598
8/31/2016	$10,173	$10,232	$10,586
9/30/2016	$10,250	$10,362	$10,580
10/31/2016	$10,097	$10,161	$10,499
11/30/2016	$9,899	$10,000	$10,250
12/31/2016	$10,108	$10,329	$10,265
1/31/2017	$10,349	$10,638	$10,285
2/28/2017	$10,481	$10,762	$10,354
3/31/2017	$10,711	$11,047	$10,349
4/30/2017	$10,964	$11,290	$10,428
5/31/2017	$11,282	$11,681	$10,509
6/30/2017	$11,326	$11,696	$10,498
7/31/2017	$11,600	$12,045	$10,543
8/31/2017	$11,597	$12,045	$10,638
9/30/2017	$11,820	$12,362	$10,587
10/31/2017	$11,977	$12,532	$10,593
11/30/2017	$12,088	$12,661	$10,580
12/31/2017	$12,278	$12,892	$10,628
1/31/2018	$12,757	$13,494	$10,506
2/28/2018	$12,233	$12,855	$10,406
3/31/2018	$12,133	$12,645	$10,473
4/30/2018	$12,222	$12,949	$10,395
5/31/2018	$12,110	$12,720	$10,469
6/30/2018	$11,921	$12,584	$10,456
7/31/2018	$12,055	$12,895	$10,459
8/31/2018	$12,002	$12,653	$10,526
9/30/2018	$11,990	$12,758	$10,458
10/31/2018	$11,195	$11,746	$10,376
11/30/2018	$11,172	$11,737	$10,438
12/31/2018	$10,815	$11,134	$10,629
1/31/2019	$11,265	$11,930	$10,742
2/28/2019	$11,391	$12,239	$10,736
3/31/2019	$11,495	$12,314	$10,942
4/30/2019	$11,817	$12,675	$10,945
5/31/2019	$11,207	$12,092	$11,139
6/30/2019	$11,783	$12,816	$11,279
7/31/2019	$11,691	$12,663	$11,304
8/31/2019	$11,574	$12,354	$11,597
9/30/2019	$11,819	$12,707	$11,535
10/31/2019	$12,153	$13,120	$11,570
11/30/2019	$12,295	$13,286	$11,564
12/31/2019	$12,720	$13,713	$11,556
1/31/2020	$12,540	$13,449	$11,778
2/29/2020	$11,934	$12,258	$11,990
3/31/2020	$10,428	$10,539	$11,920
4/30/2020	$10,982	$11,282	$12,132
5/31/2020	$11,535	$11,769	$12,188
6/30/2020	$11,922	$12,177	$12,265
7/31/2020	$12,449	$12,505	$12,448
8/31/2020	$12,906	$13,152	$12,348
9/30/2020	$12,682	$12,788	$12,341
10/31/2020	$12,365	$12,287	$12,286
11/30/2020	$13,936	$14,175	$12,406
12/31/2020	$14,569	$14,822	$12,423
1/31/2021	$14,582	$14,666	$12,334
2/28/2021	$14,780	$15,042	$12,156
3/31/2021	$14,992	$15,440	$12,005
4/30/2021	$15,401	$15,939	$12,099
5/31/2021	$15,849	$16,507	$12,139
6/30/2021	$15,717	$16,344	$12,224
7/31/2021	$15,770	$16,455	$12,361
8/31/2021	$15,922	$16,721	$12,337
9/30/2021	$15,468	$16,253	$12,230
10/31/2021	$15,869	$16,741	$12,227
11/30/2021	$15,307	$15,961	$12,263
12/31/2021	$15,882	$16,774	$12,232
1/31/2022	$15,280	$16,036	$11,968
2/28/2022	$14,919	$15,789	$11,835
3/31/2022	$14,719	$15,989	$11,506
4/30/2022	$13,917	$14,952	$11,069
5/31/2022	$13,984	$15,096	$11,141
6/30/2022	$13,061	$13,680	$10,966
7/31/2022	$13,288	$14,363	$11,234
8/31/2022	$12,897	$13,694	$10,917
9/30/2022	$12,276	$12,433	$10,445
10/31/2022	$12,602	$13,121	$10,310
11/30/2022	$13,239	$14,521	$10,689
12/31/2022	$13,115	$14,456	$10,641
1/31/2023	$13,861	$15,643	$10,968
2/28/2023	$13,426	$15,280	$10,684
3/31/2023	$13,705	$15,639	$10,956
4/30/2023	$13,876	$16,099	$11,022
5/31/2023	$13,348	$15,416	$10,902
6/30/2023	$13,768	$16,155	$10,863
7/31/2023	$14,078	$16,680	$10,856
8/31/2023	$13,610	$16,038	$10,786
9/30/2023	$13,059	$15,505	$10,512
10/31/2023	$12,618	$14,853	$10,346
11/30/2023	$13,484	$16,252	$10,815
12/31/2023	$14,256	$17,144	$11,229
1/31/2024	$14,146	$17,220	$11,198
2/29/2024	$14,413	$17,517	$11,040
3/31/2024	$14,791	$18,128	$11,142
4/30/2024	$14,287	$17,666	$10,860
5/31/2024	$14,807	$18,363	$11,044
6/30/2024	$14,602	$18,063	$11,149
7/31/2024	$14,996	$18,633	$11,409
8/31/2024	$15,330	$19,258	$11,573
9/30/2024	$15,426	$19,480	$11,728
10/31/2024	$14,686	$18,490	$11,437
11/30/2024	$14,912	$18,538	$11,558
12/31/2024	$14,526	$18,045	$11,369
1/31/2025	$15,040	$18,945	$11,430
2/28/2025	$15,314	$19,281	$11,681
3/31/2025	$15,040	$19,191	$11,685
4/30/2025	$15,072	$20,085	$11,731
5/31/2025	$15,732	$21,058	$11,647
6/30/2025	$16,279	$21,557	$11,826
7/31/2025	$16,070	$21,300	$11,795
8/31/2025	$16,378	$22,241	$11,936
9/30/2025	$16,727	$22,724	$12,067
10/31/2025	$16,743	$22,973	$12,142
11/30/2025	$16,843	$23,218	$12,217
12/31/2025	$17,092	$23,919	$12,199

Average Annual Total Returns

IBDR2	1 Year	5 Years	10 Years
Service Class	17.67%	3.25%	5.51%
MSCI World Index ex-U.S.Footnote Reference(a)	32.55%	10.04%	9.11%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	MSCI World Index ex-U.S. captures large and mid-cap representation across developed market countries, excluding the U.S. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$352,923,204
Number of Portfolio Holdings	17
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$405,787

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Equity Funds	52.5%
U.S. Fixed Income Funds	17.8
U.S. Equity Funds	14.3
International Mixed Allocation Funds	10.6
U.S. Treasury	2.9
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan International Moderate Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I2	17.1%
Transamerica WMC US Growth VP, Initial Class	14.3
Transamerica International Stock, Class I2	12.8
Transamerica International Focus, Class I2	12.4
Transamerica Aegon Bond VP, Initial Class	10.6
Transamerica Aegon Core Bond VP, Initial Class	8.4
Transamerica International Small Cap Value, Class I2	8.4
Transamerica High Yield Bond, Class I2	5.3
U.S. Treasury Notes, 4.13%, 01/31/2027	2.9
Transamerica Core Bond, Class I2	1.3

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan International Moderate Growth VP

Service Class

Annual Shareholder Report

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.80%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.01%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio entered the period with approximately 32% of its assets allocated to equities and ended with approximately 29% allocated to equities. The Portfolio maintained an overweight allocation to fixed income throughout the fiscal year.

  Manager selection detracted from performance during the fiscal year, as underlying equity strategies underperformed. An overweight allocation to equities relative to the blended benchmark contributed to performance during the fiscal year.

  Relative value trades within non-U.S. developed market equities and non-U.S. fixed income contributed to performance during the fiscal year. An underweight position in the Swiss franc and an overweight position in European equities detracted from performance.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,927	$10,138	$9,436
2/29/2016	$9,949	$10,210	$9,433
3/31/2016	$10,203	$10,303	$10,097
4/30/2016	$10,268	$10,343	$10,159
5/31/2016	$10,305	$10,345	$10,341
6/30/2016	$10,413	$10,531	$10,362
7/31/2016	$10,573	$10,598	$10,774
8/31/2016	$10,571	$10,586	$10,801
9/30/2016	$10,571	$10,580	$10,818
10/31/2016	$10,461	$10,499	$10,584
11/30/2016	$10,387	$10,250	$11,058
12/31/2016	$10,446	$10,265	$11,274
1/31/2017	$10,534	$10,285	$11,486
2/28/2017	$10,659	$10,354	$11,913
3/31/2017	$10,674	$10,349	$11,921
4/30/2017	$10,777	$10,428	$12,047
5/31/2017	$10,880	$10,509	$12,171
6/30/2017	$10,902	$10,498	$12,280
7/31/2017	$11,019	$10,543	$12,512
8/31/2017	$11,083	$10,638	$12,536
9/30/2017	$11,128	$10,587	$12,842
10/31/2017	$11,225	$10,593	$13,122
11/30/2017	$11,277	$10,580	$13,521
12/31/2017	$11,360	$10,628	$13,656
1/31/2018	$11,450	$10,506	$14,375
2/28/2018	$11,225	$10,406	$13,846
3/31/2018	$11,225	$10,473	$13,568
4/30/2018	$11,158	$10,395	$13,619
5/31/2018	$11,225	$10,469	$14,004
6/30/2018	$11,187	$10,456	$14,095
7/31/2018	$11,277	$10,459	$14,563
8/31/2018	$11,374	$10,526	$15,074
9/30/2018	$11,303	$10,458	$15,099
10/31/2018	$11,003	$10,376	$13,988
11/30/2018	$11,097	$10,438	$14,268
12/31/2018	$11,026	$10,629	$12,940
1/31/2019	$11,326	$10,742	$14,051
2/28/2019	$11,390	$10,736	$14,545
3/31/2019	$11,579	$10,942	$14,757
4/30/2019	$11,682	$10,945	$15,346
5/31/2019	$11,658	$11,139	$14,353
6/30/2019	$11,958	$11,279	$15,361
7/31/2019	$11,974	$11,304	$15,590
8/31/2019	$12,139	$11,597	$15,272
9/30/2019	$12,123	$11,535	$15,540
10/31/2019	$12,221	$11,570	$15,874
11/30/2019	$12,279	$11,564	$16,478
12/31/2019	$12,369	$11,556	$16,954
1/31/2020	$12,533	$11,778	$16,935
2/29/2020	$12,467	$11,990	$15,549
3/31/2020	$11,721	$11,920	$13,410
4/30/2020	$12,197	$12,132	$15,187
5/31/2020	$12,451	$12,188	$15,999
6/30/2020	$12,722	$12,265	$16,364
7/31/2020	$13,107	$12,448	$17,294
8/31/2020	$13,269	$12,348	$18,546
9/30/2020	$13,149	$12,341	$17,871
10/31/2020	$13,054	$12,286	$17,485
11/30/2020	$13,683	$12,406	$19,613
12/31/2020	$13,898	$12,423	$20,495
1/31/2021	$13,803	$12,334	$20,404
2/28/2021	$13,786	$12,156	$21,042
3/31/2021	$13,829	$12,005	$21,796
4/30/2021	$14,062	$12,099	$22,919
5/31/2021	$14,174	$12,139	$23,024
6/30/2021	$14,286	$12,224	$23,592
7/31/2021	$14,432	$12,361	$23,991
8/31/2021	$14,505	$12,337	$24,675
9/30/2021	$14,281	$12,230	$23,568
10/31/2021	$14,496	$12,227	$25,161
11/30/2021	$14,393	$12,263	$24,778
12/31/2021	$14,580	$12,232	$25,754
1/31/2022	$14,197	$11,968	$24,239
2/28/2022	$13,973	$11,835	$23,628
3/31/2022	$13,711	$11,506	$24,395
4/30/2022	$13,075	$11,069	$22,206
5/31/2022	$13,113	$11,141	$22,176
6/30/2022	$12,720	$10,966	$20,321
7/31/2022	$13,075	$11,234	$22,227
8/31/2022	$12,691	$10,917	$21,397
9/30/2022	$12,044	$10,445	$19,413
10/31/2022	$12,066	$10,310	$21,005
11/30/2022	$12,551	$10,689	$22,102
12/31/2022	$12,421	$10,641	$20,808
1/31/2023	$12,885	$10,968	$22,241
2/28/2023	$12,529	$10,684	$21,721
3/31/2023	$12,896	$10,956	$22,302
4/30/2023	$12,961	$11,022	$22,539
5/31/2023	$12,799	$10,902	$22,627
6/30/2023	$12,874	$10,863	$24,172
7/31/2023	$12,950	$10,856	$25,039
8/31/2023	$12,790	$10,786	$24,555
9/30/2023	$12,361	$10,512	$23,386
10/31/2023	$12,119	$10,346	$22,766
11/30/2023	$12,856	$10,815	$24,888
12/31/2023	$13,527	$11,229	$26,209
1/31/2024	$13,483	$11,198	$26,499
2/29/2024	$13,505	$11,040	$27,933
3/31/2024	$13,725	$11,142	$28,835
4/30/2024	$13,307	$10,860	$27,566
5/31/2024	$13,615	$11,044	$28,868
6/30/2024	$13,802	$11,149	$29,762
7/31/2024	$14,022	$11,409	$30,315
8/31/2024	$14,308	$11,573	$30,975
9/30/2024	$14,512	$11,728	$31,616
10/31/2024	$14,138	$11,437	$31,384
11/30/2024	$14,489	$11,558	$33,471
12/31/2024	$14,104	$11,369	$32,448
1/31/2025	$14,308	$11,430	$33,473
2/28/2025	$14,512	$11,681	$32,831
3/31/2025	$14,319	$11,685	$30,916
4/30/2025	$14,297	$11,731	$30,709
5/31/2025	$14,410	$11,647	$32,655
6/30/2025	$14,772	$11,826	$34,314
7/31/2025	$14,760	$11,795	$35,070
8/31/2025	$14,989	$11,936	$35,881
9/30/2025	$15,200	$12,067	$37,120
10/31/2025	$15,317	$12,142	$37,915
11/30/2025	$15,387	$12,217	$38,019
12/31/2025	$15,387	$12,199	$38,012

Average Annual Total Returns

I4CK1	1 Year	5 Years	10 Years
Initial Class	9.01%	2.06%	4.40%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$858,827,498
Number of Portfolio Holdings	1,255
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,361,007

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Agency Obligations	25.8%
Common Stocks	25.2
Corporate Debt Securities	23.6
U.S. Government Obligations	19.6
Repurchase Agreements	2.9
Asset-Backed Securities	1.5
Mortgage-Backed Securities	0.5
Other Investment Company	0.3
Foreign Government Obligations	0.3
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 2.63%, 05/31/2027	2.7%
U.S. Treasury Notes, 4.13%, 10/31/2029	2.6
U.S. Treasury Notes, 1.38%, 10/31/2028	2.6
U.S. Treasury Notes, 4.13%, 11/30/2029	2.4
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.3
NVIDIA Corp.	1.2
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	1.0
Government National Mortgage Association, 4.50%, 08/20/2052	0.9
Apple, Inc.	0.9
Microsoft Corp.	0.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Annual Shareholder Report

Transamerica JPMorgan Tactical Allocation VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") seeks current income and preservation of capital. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.05%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 8.75%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio entered the period with approximately 32% of its assets allocated to equities and ended with approximately 29% allocated to equities. The Portfolio maintained an overweight allocation to fixed income throughout the fiscal year.

  Manager selection detracted from performance during the fiscal year, as underlying equity strategies underperformed. An overweight allocation to equities relative to the blended benchmark contributed to performance during the fiscal year.

  Relative value trades within non-U.S. developed market equities and non-U.S. fixed income contributed to performance during the fiscal year. An underweight position in the Swiss franc and an overweight position in European equities detracted from performance.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica JPMorgan Tactical Allocation VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,924	$10,138	$9,436
2/29/2016	$9,952	$10,210	$9,433
3/31/2016	$10,194	$10,303	$10,097
4/30/2016	$10,263	$10,343	$10,159
5/31/2016	$10,298	$10,345	$10,341
6/30/2016	$10,402	$10,531	$10,362
7/31/2016	$10,561	$10,598	$10,774
8/31/2016	$10,552	$10,586	$10,801
9/30/2016	$10,552	$10,580	$10,818
10/31/2016	$10,440	$10,499	$10,584
11/30/2016	$10,363	$10,250	$11,058
12/31/2016	$10,419	$10,265	$11,274
1/31/2017	$10,503	$10,285	$11,486
2/28/2017	$10,622	$10,354	$11,913
3/31/2017	$10,643	$10,349	$11,921
4/30/2017	$10,741	$10,428	$12,047
5/31/2017	$10,839	$10,509	$12,171
6/30/2017	$10,860	$10,498	$12,280
7/31/2017	$10,979	$10,543	$12,512
8/31/2017	$11,042	$10,638	$12,536
9/30/2017	$11,085	$10,587	$12,842
10/31/2017	$11,170	$10,593	$13,122
11/30/2017	$11,227	$10,580	$13,521
12/31/2017	$11,305	$10,628	$13,656
1/31/2018	$11,391	$10,506	$14,375
2/28/2018	$11,163	$10,406	$13,846
3/31/2018	$11,163	$10,473	$13,568
4/30/2018	$11,092	$10,395	$13,619
5/31/2018	$11,163	$10,469	$14,004
6/30/2018	$11,120	$10,456	$14,095
7/31/2018	$11,206	$10,459	$14,563
8/31/2018	$11,303	$10,526	$15,074
9/30/2018	$11,229	$10,458	$15,099
10/31/2018	$10,923	$10,376	$13,988
11/30/2018	$11,020	$10,438	$14,268
12/31/2018	$10,945	$10,629	$12,940
1/31/2019	$11,236	$10,742	$14,051
2/28/2019	$11,303	$10,736	$14,545
3/31/2019	$11,490	$10,942	$14,757
4/30/2019	$11,587	$10,945	$15,346
5/31/2019	$11,557	$11,139	$14,353
6/30/2019	$11,855	$11,279	$15,361
7/31/2019	$11,870	$11,304	$15,590
8/31/2019	$12,025	$11,597	$15,272
9/30/2019	$12,010	$11,535	$15,540
10/31/2019	$12,102	$11,570	$15,874
11/30/2019	$12,164	$11,564	$16,478
12/31/2019	$12,249	$11,556	$16,954
1/31/2020	$12,403	$11,778	$16,935
2/29/2020	$12,342	$11,990	$15,549
3/31/2020	$11,601	$11,920	$13,410
4/30/2020	$12,072	$12,132	$15,187
5/31/2020	$12,311	$12,188	$15,999
6/30/2020	$12,573	$12,265	$16,364
7/31/2020	$12,959	$12,448	$17,294
8/31/2020	$13,119	$12,348	$18,546
9/30/2020	$12,990	$12,341	$17,871
10/31/2020	$12,893	$12,286	$17,485
11/30/2020	$13,522	$12,406	$19,613
12/31/2020	$13,731	$12,423	$20,495
1/31/2021	$13,635	$12,334	$20,404
2/28/2021	$13,610	$12,156	$21,042
3/31/2021	$13,651	$12,005	$21,796
4/30/2021	$13,876	$12,099	$22,919
5/31/2021	$13,981	$12,139	$23,024
6/30/2021	$14,086	$12,224	$23,592
7/31/2021	$14,231	$12,361	$23,991
8/31/2021	$14,307	$12,337	$24,675
9/30/2021	$14,072	$12,230	$23,568
10/31/2021	$14,289	$12,227	$25,161
11/30/2021	$14,185	$12,263	$24,778
12/31/2021	$14,368	$12,232	$25,754
1/31/2022	$13,985	$11,968	$24,239
2/28/2022	$13,759	$11,835	$23,628
3/31/2022	$13,499	$11,506	$24,395
4/30/2022	$12,873	$11,069	$22,206
5/31/2022	$12,899	$11,141	$22,176
6/30/2022	$12,517	$10,966	$20,321
7/31/2022	$12,865	$11,234	$22,227
8/31/2022	$12,486	$10,917	$21,397
9/30/2022	$11,842	$10,445	$19,413
10/31/2022	$11,862	$10,310	$21,005
11/30/2022	$12,337	$10,689	$22,102
12/31/2022	$12,208	$10,641	$20,808
1/31/2023	$12,654	$10,968	$22,241
2/28/2023	$12,307	$10,684	$21,721
3/31/2023	$12,664	$10,956	$22,302
4/30/2023	$12,733	$11,022	$22,539
5/31/2023	$12,565	$10,902	$22,627
6/30/2023	$12,634	$10,863	$24,172
7/31/2023	$12,704	$10,856	$25,039
8/31/2023	$12,550	$10,786	$24,555
9/30/2023	$12,118	$10,512	$23,386
10/31/2023	$11,887	$10,346	$22,766
11/30/2023	$12,611	$10,815	$24,888
12/31/2023	$13,254	$11,229	$26,209
1/31/2024	$13,214	$11,198	$26,499
2/29/2024	$13,234	$11,040	$27,933
3/31/2024	$13,445	$11,142	$28,835
4/30/2024	$13,033	$10,860	$27,566
5/31/2024	$13,335	$11,044	$28,868
6/30/2024	$13,516	$11,149	$29,762
7/31/2024	$13,727	$11,409	$30,315
8/31/2024	$14,001	$11,573	$30,975
9/30/2024	$14,197	$11,728	$31,616
10/31/2024	$13,836	$11,437	$31,384
11/30/2024	$14,166	$11,558	$33,471
12/31/2024	$13,795	$11,369	$32,448
1/31/2025	$13,981	$11,430	$33,473
2/28/2025	$14,186	$11,681	$32,831
3/31/2025	$13,991	$11,685	$30,916
4/30/2025	$13,960	$11,731	$30,709
5/31/2025	$14,083	$11,647	$32,655
6/30/2025	$14,423	$11,826	$34,314
7/31/2025	$14,413	$11,795	$35,070
8/31/2025	$14,632	$11,936	$35,881
9/30/2025	$14,833	$12,067	$37,120
10/31/2025	$14,939	$12,142	$37,915
11/30/2025	$15,013	$12,217	$38,019
12/31/2025	$15,013	$12,199	$38,012

Average Annual Total Returns

I4CK2	1 Year	5 Years	10 Years
Service Class	8.75%	1.80%	4.15%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$858,827,498
Number of Portfolio Holdings	1,255
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,361,007

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Agency Obligations	25.8%
Common Stocks	25.2
Corporate Debt Securities	23.6
U.S. Government Obligations	19.6
Repurchase Agreements	2.9
Asset-Backed Securities	1.5
Mortgage-Backed Securities	0.5
Other Investment Company	0.3
Foreign Government Obligations	0.3
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Tactical Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 2.63%, 05/31/2027	2.7%
U.S. Treasury Notes, 4.13%, 10/31/2029	2.6
U.S. Treasury Notes, 1.38%, 10/31/2028	2.6
U.S. Treasury Notes, 4.13%, 11/30/2029	2.4
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.3
NVIDIA Corp.	1.2
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	1.0
Government National Mortgage Association, 4.50%, 08/20/2052	0.9
Apple, Inc.	0.9
Microsoft Corp.	0.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Tactical Allocation VP

Service Class

Annual Shareholder Report

Transamerica Madison Diversified Income VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Madison Diversified Income VP (the "Portfolio") seeks high total return through the combination of income and capital appreciation. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.09%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 7.22%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The additional benchmark, the Russell 1000® Index, returned 17.37% over the same period.

  During the fiscal year ended December 31, 2025, shifting political, fiscal, and monetary policies had a significant impact on financial markets.

  The Portfolio underperformed its blended benchmark, consisting of the Bloomberg US Aggregate Bond Index (60%) and Russell 1000® Index (40%), during the fiscal year ended December 31, 2025.

  The equity portion of the Portfolio underperformed the Russell 1000® Index due to sector allocation and security selection. Among sectors, underweight allocations to technology and communication services detracted from relative performance. In terms of security selection, contributions from holdings in health care and financials were more than offset by holdings in industrials, consumer discretionary, communication services, technology, and consumer staples.

  On an individual security basis, Johnson & Johnson contributed the most to relative performance. Morgan Stanley, TE Connectivity, Cummins, and Caterpillar were other notable contributors to relative performance. Conversely, Automatic Data Processing detracted the most from relative performance. Other notable detractors from relative performance included EOG Resources, Elevance Health, Home Depot and Honeywell International.

  The fixed income portion of the Portfolio outperformed the Bloomberg US Aggregate Bond Index. Relative performance was driven primarily by declining yields across the U.S. Treasury yield curve and overweight allocations to corporate and mortgage-related bonds.

  Corporate bonds outperformed U.S. Treasuries during the fiscal year, driven primarily by incremental yield rather than material spread tightening, as credit spreads finished the fiscal year only slightly tighter. Mortgage-backed securities also outperformed U.S. Treasuries, supported by attractive yield, improving technicals, and a steeper yield curve.

  Looking ahead, the Portfolio’s sub-adviser continues to evaluate opportunities to increase exposure to securitized assets, where it believes that valuations remain attractive, and selectively trim credit exposure, as spreads remain tight and the economic outlook may become more uncertain.

  The views expressed reflect the opinions of Madison Asset Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Madison Diversified Income VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Bloomberg US Aggregate Bond Index	Russell 1000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,966	$10,138	$9,462
2/29/2016	$9,975	$10,210	$9,459
3/31/2016	$10,278	$10,303	$10,117
4/30/2016	$10,329	$10,343	$10,172
5/31/2016	$10,371	$10,345	$10,351
6/30/2016	$10,582	$10,531	$10,374
7/31/2016	$10,725	$10,598	$10,769
8/31/2016	$10,727	$10,586	$10,783
9/30/2016	$10,675	$10,580	$10,792
10/31/2016	$10,521	$10,499	$10,582
11/30/2016	$10,564	$10,250	$10,999
12/31/2016	$10,684	$10,265	$11,205
1/31/2017	$10,718	$10,285	$11,431
2/28/2017	$10,933	$10,354	$11,873
3/31/2017	$10,882	$10,349	$11,881
4/30/2017	$10,976	$10,428	$12,006
5/31/2017	$11,071	$10,509	$12,159
6/30/2017	$11,105	$10,498	$12,244
7/31/2017	$11,191	$10,543	$12,487
8/31/2017	$11,254	$10,638	$12,526
9/30/2017	$11,344	$10,587	$12,793
10/31/2017	$11,460	$10,593	$13,086
11/30/2017	$11,585	$10,580	$13,485
12/31/2017	$11,701	$10,628	$13,636
1/31/2018	$11,854	$10,506	$14,384
2/28/2018	$11,540	$10,406	$13,856
3/31/2018	$11,460	$10,473	$13,541
4/30/2018	$11,415	$10,395	$13,587
5/31/2018	$11,531	$10,469	$13,934
6/30/2018	$11,505	$10,456	$14,024
7/31/2018	$11,728	$10,459	$14,508
8/31/2018	$11,863	$10,526	$15,008
9/30/2018	$11,854	$10,458	$15,065
10/31/2018	$11,650	$10,376	$13,999
11/30/2018	$11,910	$10,438	$14,284
12/31/2018	$11,613	$10,629	$12,983
1/31/2019	$11,891	$10,742	$14,071
2/28/2019	$12,113	$10,736	$14,548
3/31/2019	$12,345	$10,942	$14,801
4/30/2019	$12,530	$10,945	$15,399
5/31/2019	$12,363	$11,139	$14,417
6/30/2019	$12,780	$11,279	$15,430
7/31/2019	$12,873	$11,304	$15,669
8/31/2019	$13,011	$11,597	$15,382
9/30/2019	$13,059	$11,535	$15,649
10/31/2019	$13,098	$11,570	$15,980
11/30/2019	$13,213	$11,564	$16,584
12/31/2019	$13,348	$11,556	$17,063
1/31/2020	$13,348	$11,778	$17,082
2/29/2020	$12,992	$11,990	$15,686
3/31/2020	$12,365	$11,920	$13,613
4/30/2020	$12,943	$12,132	$15,412
5/31/2020	$13,204	$12,188	$16,225
6/30/2020	$13,262	$12,265	$16,584
7/31/2020	$13,628	$12,448	$17,555
8/31/2020	$13,797	$12,348	$18,843
9/30/2020	$13,697	$12,341	$18,155
10/31/2020	$13,536	$12,286	$17,717
11/30/2020	$14,219	$12,406	$19,803
12/31/2020	$14,410	$12,423	$20,640
1/31/2021	$14,179	$12,334	$20,470
2/28/2021	$14,189	$12,156	$21,064
3/31/2021	$14,581	$12,005	$21,861
4/30/2021	$14,782	$12,099	$23,037
5/31/2021	$15,063	$12,139	$23,147
6/30/2021	$15,023	$12,224	$23,727
7/31/2021	$15,244	$12,361	$24,220
8/31/2021	$15,347	$12,337	$24,921
9/30/2021	$14,964	$12,230	$23,776
10/31/2021	$15,264	$12,227	$25,426
11/30/2021	$15,130	$12,263	$25,085
12/31/2021	$15,544	$12,232	$26,101
1/31/2022	$15,192	$11,968	$24,629
2/28/2022	$14,954	$11,835	$23,953
3/31/2022	$14,985	$11,506	$24,762
4/30/2022	$14,344	$11,069	$22,554
5/31/2022	$14,499	$11,141	$22,520
6/30/2022	$13,941	$10,966	$20,634
7/31/2022	$14,313	$11,234	$22,556
8/31/2022	$13,917	$10,917	$21,690
9/30/2022	$13,091	$10,445	$19,683
10/31/2022	$13,498	$10,310	$21,261
11/30/2022	$14,139	$10,689	$22,412
12/31/2022	$13,930	$10,641	$21,108
1/31/2023	$14,324	$10,968	$22,524
2/28/2023	$13,831	$10,684	$21,988
3/31/2023	$14,016	$10,956	$22,683
4/30/2023	$14,078	$11,022	$22,964
5/31/2023	$13,671	$10,902	$23,071
6/30/2023	$13,967	$10,863	$24,629
7/31/2023	$14,213	$10,856	$25,476
8/31/2023	$14,021	$10,786	$25,031
9/30/2023	$13,533	$10,512	$23,854
10/31/2023	$13,216	$10,346	$23,278
11/30/2023	$13,889	$10,815	$25,452
12/31/2023	$14,482	$11,229	$26,708
1/31/2024	$14,350	$11,198	$27,081
2/29/2024	$14,324	$11,040	$28,543
3/31/2024	$14,627	$11,142	$29,458
4/30/2024	$14,100	$10,860	$28,205
5/31/2024	$14,350	$11,044	$29,533
6/30/2024	$14,377	$11,149	$30,510
7/31/2024	$14,852	$11,409	$30,954
8/31/2024	$15,201	$11,573	$31,688
9/30/2024	$15,377	$11,728	$32,366
10/31/2024	$15,188	$11,437	$32,139
11/30/2024	$15,580	$11,558	$34,209
12/31/2024	$14,985	$11,369	$33,255
1/31/2025	$15,228	$11,430	$34,313
2/28/2025	$15,553	$11,681	$33,713
3/31/2025	$15,377	$11,685	$31,762
4/30/2025	$15,120	$11,731	$31,573
5/31/2025	$15,269	$11,647	$33,589
6/30/2025	$15,580	$11,826	$35,290
7/31/2025	$15,566	$11,795	$36,074
8/31/2025	$15,913	$11,936	$36,833
9/30/2025	$16,010	$12,067	$38,110
10/31/2025	$15,899	$12,142	$38,932
11/30/2025	$16,135	$12,217	$39,027
12/31/2025	$16,066	$12,199	$39,030

Average Annual Total Returns

I3CI2	1 Year	5 Years	10 Years
Service Class	7.22%	2.20%	4.86%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 1000®IndexFootnote Reference(b)	17.37%	13.59%	14.59%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe, and is comprised of approximately 1,000 of the largest securities of the Russell 3000® Index based on a combination of market cap and current index membership. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$106,724,890
Number of Portfolio Holdings	307
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$808,747

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	41.6%
U.S. Government Agency Obligations	24.3
Corporate Debt Securities	17.7
U.S. Government Obligations	11.6
Mortgage-Backed Securities	2.8
Repurchase Agreements	1.2
Asset-Backed Securities	0.5
Municipal Government Obligations	0.0Footnote Reference*
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Madison Diversified Income VP

Service Class

Top Holdings (Percentage of Net Assets)

Johnson & Johnson	2.0%
Exxon Mobil Corp.	1.7
Chevron Corp.	1.7
NextEra Energy, Inc.	1.7
CME Group, Inc.	1.7
Morgan Stanley	1.6
Blackrock, Inc.	1.6
Honeywell International, Inc.	1.5
U.S. Treasury Notes, 2.63%, 02/15/2029	1.4
Medtronic PLC	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Madison Diversified Income VP

Service Class

Annual Shareholder Report

Transamerica Market Participation Strategy VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Market Participation Strategy VP (the "Portfolio") seeks capital appreciation. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.98%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.02%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The performance benchmark, the Bloomberg US Government 5-10 Year Index, returned 8.19% over the same period.

  The Portfolio underperformed its blended benchmark, consisting of the Bloomberg Intermediate Government Bond Index (50%) and the S&P 500® Index (50%) (the “Blended Benchmark”), during the fiscal year ended December 31, 2025.

  The Portfolio’s average equity exposure was approximately 54%, above the baseline 50% market exposure, which contributed to relative performance, as the S&P 500® Index returned 17.88% during the period.

  Call option prices were positively affected by increases in implied volatility. However, declining interest rates, increasing implied dividend yields, and time decay negatively impacted call option prices during the period.

  The Portfolio’s average duration was shorter than the average duration of the Blended Benchmark during the period. As a result, overall interest rate exposure detracted from relative performance.

  The views expressed reflect the opinions of PGIM Quantitative Solutions LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Market Participation Strategy VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	S&P 500® Index	Bloomberg US Government 5-10 Year Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,788	$9,504	$10,284
2/29/2016	$9,850	$9,491	$10,397
3/31/2016	$10,106	$10,135	$10,407
4/30/2016	$10,150	$10,174	$10,398
5/31/2016	$10,212	$10,357	$10,384
6/30/2016	$10,283	$10,384	$10,644
7/31/2016	$10,531	$10,766	$10,667
8/31/2016	$10,425	$10,782	$10,584
9/30/2016	$10,389	$10,784	$10,602
10/31/2016	$10,182	$10,587	$10,484
11/30/2016	$10,326	$10,979	$10,130
12/31/2016	$10,416	$11,196	$10,118
1/31/2017	$10,479	$11,408	$10,141
2/28/2017	$10,740	$11,861	$10,204
3/31/2017	$10,722	$11,875	$10,208
4/30/2017	$10,740	$11,997	$10,311
5/31/2017	$10,794	$12,166	$10,389
6/30/2017	$10,883	$12,242	$10,335
7/31/2017	$10,901	$12,494	$10,378
8/31/2017	$10,882	$12,532	$10,504
9/30/2017	$10,999	$12,790	$10,383
10/31/2017	$11,189	$13,089	$10,364
11/30/2017	$11,414	$13,490	$10,329
12/31/2017	$11,540	$13,640	$10,340
1/31/2018	$12,090	$14,421	$10,151
2/28/2018	$11,766	$13,890	$10,083
3/31/2018	$11,603	$13,537	$10,184
4/30/2018	$11,468	$13,589	$10,075
5/31/2018	$11,648	$13,916	$10,177
6/30/2018	$11,684	$14,002	$10,175
7/31/2018	$11,856	$14,523	$10,131
8/31/2018	$12,115	$14,996	$10,230
9/30/2018	$12,134	$15,081	$10,122
10/31/2018	$11,589	$14,050	$10,105
11/30/2018	$11,713	$14,337	$10,222
12/31/2018	$11,225	$13,042	$10,465
1/31/2019	$11,618	$14,087	$10,536
2/28/2019	$11,780	$14,540	$10,503
3/31/2019	$11,981	$14,822	$10,721
4/30/2019	$12,278	$15,422	$10,698
5/31/2019	$11,953	$14,442	$10,965
6/30/2019	$12,441	$15,460	$11,099
7/31/2019	$12,556	$15,682	$11,080
8/31/2019	$12,606	$15,434	$11,437
9/30/2019	$12,731	$15,723	$11,335
10/31/2019	$12,822	$16,063	$11,360
11/30/2019	$13,118	$16,646	$11,298
12/31/2019	$13,311	$17,149	$11,249
1/31/2020	$13,447	$17,142	$11,547
2/29/2020	$13,163	$15,731	$11,857
3/31/2020	$13,197	$13,788	$12,219
4/30/2020	$13,652	$15,555	$12,280
5/31/2020	$14,005	$16,296	$12,312
6/30/2020	$14,130	$16,620	$12,326
7/31/2020	$14,597	$17,558	$12,411
8/31/2020	$15,331	$18,820	$12,346
9/30/2020	$14,947	$18,105	$12,370
10/31/2020	$14,668	$17,623	$12,251
11/30/2020	$15,587	$19,552	$12,282
12/31/2020	$16,017	$20,304	$12,273
1/31/2021	$16,005	$20,099	$12,182
2/28/2021	$16,098	$20,653	$11,942
3/31/2021	$16,389	$21,558	$11,729
4/30/2021	$16,947	$22,708	$11,830
5/31/2021	$16,923	$22,867	$11,901
6/30/2021	$17,202	$23,401	$11,946
7/31/2021	$17,528	$23,956	$12,141
8/31/2021	$17,785	$24,685	$12,098
9/30/2021	$17,331	$23,537	$11,938
10/31/2021	$17,863	$25,186	$11,853
11/30/2021	$17,941	$25,011	$11,948
12/31/2021	$18,331	$26,132	$11,910
1/31/2022	$17,370	$24,780	$11,672
2/28/2022	$17,071	$24,038	$11,628
3/31/2022	$17,331	$24,931	$11,197
4/30/2022	$16,395	$22,757	$10,837
5/31/2022	$16,291	$22,798	$10,914
6/30/2022	$15,655	$20,916	$10,815
7/31/2022	$16,278	$22,845	$11,089
8/31/2022	$15,922	$21,913	$10,714
9/30/2022	$15,146	$19,895	$10,290
10/31/2022	$15,612	$21,506	$10,185
11/30/2022	$16,043	$22,708	$10,499
12/31/2022	$15,526	$21,399	$10,411
1/31/2023	$15,905	$22,744	$10,694
2/28/2023	$15,560	$22,189	$10,391
3/31/2023	$15,905	$23,004	$10,743
4/30/2023	$16,026	$23,363	$10,829
5/31/2023	$16,009	$23,464	$10,698
6/30/2023	$16,561	$25,015	$10,561
7/31/2023	$16,906	$25,818	$10,527
8/31/2023	$16,661	$25,407	$10,479
9/30/2023	$16,194	$24,196	$10,230
10/31/2023	$15,934	$23,687	$10,085
11/30/2023	$16,765	$25,850	$10,478
12/31/2023	$17,319	$27,025	$10,841
1/31/2024	$17,441	$27,479	$10,840
2/29/2024	$17,943	$28,946	$10,643
3/31/2024	$18,358	$29,878	$10,720
4/30/2024	$17,770	$28,657	$10,431
5/31/2024	$18,341	$30,078	$10,603
6/30/2024	$18,843	$31,157	$10,732
7/31/2024	$18,999	$31,537	$11,021
8/31/2024	$19,326	$32,302	$11,166
9/30/2024	$19,695	$32,992	$11,307
10/31/2024	$19,519	$32,692	$10,968
11/30/2024	$20,258	$34,611	$11,064
12/31/2024	$19,906	$33,786	$10,868
1/31/2025	$20,240	$34,727	$10,939
2/28/2025	$20,064	$34,274	$11,206
3/31/2025	$19,343	$32,343	$11,260
4/30/2025	$19,378	$32,124	$11,398
5/31/2025	$19,959	$34,146	$11,284
6/30/2025	$20,539	$35,882	$11,445
7/31/2025	$20,785	$36,687	$11,387
8/31/2025	$21,052	$37,431	$11,576
9/30/2025	$21,624	$38,797	$11,624
10/31/2025	$21,993	$39,706	$11,696
11/30/2025	$21,993	$39,803	$11,806
12/31/2025	$21,901	$39,827	$11,758

Average Annual Total Returns

I4CB2	1 Year	5 Years	10 Years
Service Class	10.02%	6.46%	8.15%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Government 5-10 Year IndexFootnote Reference(b)	8.19%	(0.85)%	1.63%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Government 5-10 Year Index is comprised of U.S. treasuries and U.S. agency debentures with maturities between 5 and 10 years. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$278,245,471
Number of Portfolio Holdings	14
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,964,200

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	25.0%
Short-Term U.S. Government Obligations	17.9
U.S. Government Agency Obligations	17.0
Foreign Government Obligations	11.1
Other Investment Company	6.2
Repurchase Agreements	4.9
Purchased Options	24.0
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Market Participation Strategy VP

Service Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.63%, 10/31/2026	14.5%
Federal Home Loan Banks, 3.25%, 11/16/2028	10.4
U.S. Treasury Bills, 3.89%, 01/06/2026	9.0
U.S. Treasury Bills, 3.84%, 03/03/2026	8.9
U.S. Treasury Bonds, Principal Only STRIPS, 02/15/2027	6.2
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	6.0
U.S. Treasury Notes, 3.63%, 09/30/2031	4.3
Federal National Mortgage Association, 7.25%, 05/15/2030	4.1
Inter-American Development Bank, 4.00%, 01/12/2028	2.6
European Investment Bank, 3.88%, 03/15/2028	2.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Market Participation Strategy VP

Service Class

Annual Shareholder Report

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Morgan Stanley Capital Growth VP (the "Portfolio") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.76%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 20.20%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Growth Index, returned 18.56% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio outperformed the Russell 1000® Growth Index, a benchmark of the Portfolio.

  Uncertainty regarding U.S. tariff and policy remained elevated during the fiscal year, and there was a U.S. government shutdown in the fourth quarter. Nevertheless, additional U.S. Federal Reserve (“Fed”) easing and continued AI-related capital expenditures supported broader market performance during the fiscal year. However, investor sentiment grew more cautious over the course of the fiscal year amid rising scrutiny around AI monetization and signs of slowing momentum across select parts of the economy.

  The Portfolio’s outperformance relative to the Russell 1000® Growth Index during the fiscal year was primarily driven by favorable stock selection in health care, financials and consumer discretionary sectors.

  Holdings that contributed to the Portfolio’s relative performance included a web performance and security company, an advertising technology company, a video game platform, a food delivery company and a biopharmaceutical royalties acquirer.

  The main detractors from relative performance were mixed stock selection in communication services, industrials and information technology sectors.

  Holdings that detracted from the Portfolio’s relative performance included a digital advertising software platform (sold during the period), an autonomous trucking driving company, a cross-border ecommerce platform (sold), an enterprise analytics platform and Bitcoin development company, and a developer of internet connected sensor systems.

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,014	$9,436	$9,442
2/29/2016	$8,796	$9,433	$9,438
3/31/2016	$9,470	$10,097	$10,074
4/30/2016	$9,445	$10,159	$9,982
5/31/2016	$9,682	$10,341	$10,176
6/30/2016	$9,601	$10,362	$10,136
7/31/2016	$10,243	$10,774	$10,615
8/31/2016	$10,319	$10,801	$10,562
9/30/2016	$10,617	$10,818	$10,600
10/31/2016	$10,246	$10,584	$10,351
11/30/2016	$9,977	$11,058	$10,577
12/31/2016	$9,774	$11,274	$10,708
1/31/2017	$10,776	$11,486	$11,068
2/28/2017	$10,994	$11,913	$11,528
3/31/2017	$11,351	$11,921	$11,662
4/30/2017	$11,837	$12,047	$11,928
5/31/2017	$12,586	$12,171	$12,238
6/30/2017	$12,462	$12,280	$12,206
7/31/2017	$12,869	$12,512	$12,531
8/31/2017	$13,226	$12,536	$12,760
9/30/2017	$13,770	$13,122	$13,427
10/31/2017	$14,042	$13,521	$13,835
12/31/2017	$14,034	$13,656	$13,943
1/31/2018	$15,402	$14,375	$14,930
2/28/2018	$15,612	$13,846	$14,539
3/31/2018	$15,394	$13,568	$14,140
4/30/2018	$15,410	$13,619	$14,189
5/31/2018	$16,443	$14,004	$14,811
6/30/2018	$16,731	$14,095	$14,954
7/31/2018	$16,653	$14,563	$15,393
8/31/2018	$18,115	$15,074	$16,235
9/30/2018	$17,957	$15,099	$16,325
10/31/2018	$16,081	$13,988	$14,865
11/30/2018	$16,257	$14,268	$15,023
12/31/2018	$14,972	$12,940	$13,732
1/31/2019	$16,848	$14,051	$14,966
2/28/2019	$17,643	$14,545	$15,501
3/31/2019	$17,911	$14,757	$15,943
4/30/2019	$18,660	$15,346	$16,663
5/31/2019	$18,022	$14,353	$15,610
6/30/2019	$19,279	$15,361	$16,682
7/31/2019	$19,418	$15,590	$17,059
8/31/2019	$18,506	$15,272	$16,928
9/30/2019	$17,202	$15,540	$16,930
10/31/2019	$17,232	$15,874	$17,408
11/30/2019	$18,697	$16,478	$18,180
12/31/2019	$18,527	$16,954	$18,729
1/31/2020	$19,651	$16,935	$19,147
2/29/2020	$19,590	$15,549	$17,843
3/31/2020	$17,844	$13,410	$16,088
4/30/2020	$21,668	$15,187	$18,468
5/31/2020	$25,793	$15,999	$19,708
6/30/2020	$28,633	$16,364	$20,567
7/31/2020	$31,654	$17,294	$22,149
8/31/2020	$34,308	$18,546	$24,434
9/30/2020	$34,796	$17,871	$23,285
10/31/2020	$33,383	$17,485	$22,494
11/30/2020	$39,885	$19,613	$24,797
12/31/2020	$40,363	$20,495	$25,938
1/31/2021	$40,924	$20,404	$25,746
2/28/2021	$43,157	$21,042	$25,740
3/31/2021	$39,532	$21,796	$26,182
4/30/2021	$41,381	$22,919	$27,963
5/31/2021	$40,249	$23,024	$27,577
6/30/2021	$45,131	$23,592	$29,307
7/31/2021	$45,152	$23,991	$30,273
8/31/2021	$46,151	$24,675	$31,404
9/30/2021	$43,239	$23,568	$29,646
10/31/2021	$46,604	$25,161	$32,213
11/30/2021	$45,024	$24,778	$32,410
12/31/2021	$40,148	$25,754	$33,096
1/31/2022	$31,330	$24,239	$30,255
2/28/2022	$30,973	$23,628	$28,970
3/31/2022	$29,380	$24,395	$30,103
4/30/2022	$22,732	$22,206	$26,468
5/31/2022	$18,886	$22,176	$25,853
6/30/2022	$17,403	$20,321	$23,805
7/31/2022	$19,765	$22,227	$26,662
8/31/2022	$20,080	$21,397	$25,420
9/30/2022	$18,038	$19,413	$22,949
10/31/2022	$18,463	$21,005	$24,290
11/30/2022	$18,038	$22,102	$25,397
12/31/2022	$16,123	$20,808	$23,453
1/31/2023	$18,931	$22,241	$25,407
2/28/2023	$18,165	$21,721	$25,106
3/31/2023	$18,803	$22,302	$26,822
4/30/2023	$17,740	$22,539	$27,086
5/31/2023	$19,697	$22,627	$28,321
6/30/2023	$21,356	$24,172	$30,258
7/31/2023	$23,100	$25,039	$31,277
8/31/2023	$21,016	$24,555	$30,996
9/30/2023	$19,910	$23,386	$29,310
10/31/2023	$17,995	$22,766	$28,893
11/30/2023	$21,101	$24,888	$32,043
12/31/2023	$23,653	$26,209	$33,462
1/31/2024	$22,164	$26,499	$34,296
2/29/2024	$24,674	$27,933	$36,636
3/31/2024	$25,185	$28,835	$37,281
4/30/2024	$22,845	$27,566	$35,700
5/31/2024	$22,547	$28,868	$37,837
6/30/2024	$23,696	$29,762	$40,388
7/31/2024	$23,994	$30,315	$39,701
8/31/2024	$25,653	$30,975	$40,528
9/30/2024	$27,142	$31,616	$41,677
10/31/2024	$29,014	$31,384	$41,539
11/30/2024	$35,735	$33,471	$44,233
12/31/2024	$34,119	$32,448	$44,623
1/31/2025	$37,267	$33,473	$45,506
2/28/2025	$34,799	$32,831	$43,871
3/31/2025	$30,545	$30,916	$40,175
4/30/2025	$33,140	$30,709	$40,887
5/31/2025	$37,820	$32,655	$44,505
6/30/2025	$40,372	$34,314	$47,342
7/31/2025	$41,138	$35,070	$49,129
8/31/2025	$42,329	$35,881	$49,679
9/30/2025	$45,137	$37,120	$52,318
10/31/2025	$45,562	$37,915	$54,218
11/30/2025	$40,968	$38,019	$53,236
12/31/2025	$41,010	$38,012	$52,906

Average Annual Total Returns

IBPO1	1 Year	5 Years	10 Years
Initial Class	20.20%	0.32%	15.16%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 1000® Growth IndexFootnote Reference(b)	18.56%	15.32%	18.13%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$184,838,192
Number of Portfolio Holdings	31
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,218,864

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	43.1%
Consumer Discretionary	16.5
Health Care	11.9
Financials	11.3
Industrials	6.2
Communication Services	4.6
Real Estate	0.5
Repurchase Agreements	6.0
Other Investment Company	1.4
Options Purchased	0.1
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	12.8%
Tesla, Inc.	8.9
AppLovin Corp., Class A	7.8
Affirm Holdings, Inc.	7.1
Royalty Pharma PLC, Class A	5.4
DoorDash, Inc., Class A	4.9
Shopify, Inc., Class A	4.7
ROBLOX Corp., Class A	4.6
QXO, Inc.	4.5
Strategy, Inc., Class A	3.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP (the "Portfolio") seeks to provide capital appreciation and income while seeking to manage volatility. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.47%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 14.21%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended Benchmark, returned 16.60% over the same period.

  The fiscal year ended December 31, 2025 delivered broadly positive returns across major asset classes, driven by investor risk appetite, monetary policy easing, and growth in technology-related sectors, although markets also experienced bouts of volatility.

  The Portfolio normally invests at least 80% its net assets in Transamerica Morgan Stanley Global Allocation VP (the “Underlying Fund”), which targets a 60/40 split between equities and bonds.

  Additionally, the Portfolio employs the Milliman Managed Risk Strategy (“MMRS”), a dynamic derivative strategy that seeks to manage the Portfolio’s return volatility.

  For the year ended December 31, 2025, the Portfolio underperformed its blended benchmark. Performance of the Underlying Fund was the largest contributor to relative performance, while the futures overlay was the largest detractor from relative performance.

  The futures overlay employed by the MMRS, while seeking to manage return volatility and mitigate losses, may also limit participation in rising markets. The Portfolio’s use of derivative instruments to manage the Portfolio’s overall risk exposure increased during periods of increased market volatility during the fiscal year, most notably in March and April, and to a lesser extent in January and February of 2025. In the sub-adviser’s view, the MMRS was successful in stabilizing the Portfolio’s return volatility to the target volatility level during the fiscal year, while the Portfolio participated in a majority of the Underlying Fund’s positive return in 2025.

  The views expressed reflect the opinions of Milliman Financial Risk Management LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,739	$9,397	$9,673
2/29/2016	$9,656	$9,332	$9,719
3/31/2016	$9,875	$10,024	$10,256
4/30/2016	$9,937	$10,172	$10,402
5/31/2016	$9,927	$10,185	$10,354
6/30/2016	$9,823	$10,123	$10,437
7/31/2016	$9,990	$10,559	$10,738
8/31/2016	$10,003	$10,595	$10,739
9/30/2016	$10,014	$10,660	$10,802
10/31/2016	$9,924	$10,479	$10,572
11/30/2016	$9,935	$10,558	$10,453
12/31/2016	$10,037	$10,786	$10,569
1/31/2017	$10,196	$11,081	$10,790
2/28/2017	$10,355	$11,392	$10,992
3/31/2017	$10,435	$11,532	$11,079
4/30/2017	$10,559	$11,711	$11,233
5/31/2017	$10,707	$11,970	$11,451
6/30/2017	$10,730	$12,024	$11,479
7/31/2017	$10,923	$12,360	$11,748
8/31/2017	$10,961	$12,408	$11,822
9/30/2017	$11,087	$12,910	$12,047
10/31/2017	$11,224	$13,160	$12,240
12/31/2017	$11,292	$13,372	$12,375
1/31/2018	$11,681	$14,127	$12,853
2/28/2018	$11,269	$13,533	$12,484
3/31/2018	$11,178	$13,244	$12,377
4/30/2018	$11,098	$13,370	$12,368
5/31/2018	$11,064	$13,387	$12,340
6/30/2018	$11,029	$13,314	$12,278
7/31/2018	$11,212	$13,716	$12,492
8/31/2018	$11,237	$13,824	$12,556
9/30/2018	$11,179	$13,884	$12,546
10/31/2018	$10,659	$12,843	$11,925
11/30/2018	$10,716	$13,031	$12,045
12/31/2018	$10,416	$12,113	$11,633
1/31/2019	$10,774	$13,070	$12,255
2/28/2019	$10,867	$13,419	$12,424
3/31/2019	$10,971	$13,588	$12,580
4/30/2019	$11,167	$14,047	$12,820
5/31/2019	$10,867	$13,214	$12,433
6/30/2019	$11,283	$14,079	$13,032
7/31/2019	$11,248	$14,120	$13,040
8/31/2019	$11,245	$13,785	$12,960
9/30/2019	$11,316	$14,075	$13,071
10/31/2019	$11,555	$14,460	$13,321
11/30/2019	$11,686	$14,813	$13,475
12/31/2019	$11,948	$15,335	$13,792
1/31/2020	$11,960	$15,166	$13,771
2/29/2020	$11,507	$13,941	$13,140
3/31/2020	$10,792	$12,059	$11,958
4/30/2020	$11,114	$13,351	$12,821
5/31/2020	$11,257	$13,931	$13,178
6/30/2020	$11,436	$14,376	$13,477
7/31/2020	$11,733	$15,137	$14,077
8/31/2020	$12,030	$16,063	$14,585
9/30/2020	$11,782	$15,545	$14,282
10/31/2020	$11,646	$15,167	$14,079
11/30/2020	$12,401	$17,037	$15,223
12/31/2020	$12,723	$17,828	$15,729
1/31/2021	$12,797	$17,747	$15,630
2/28/2021	$12,909	$18,158	$15,740
3/31/2021	$12,983	$18,643	$15,871
4/30/2021	$13,379	$19,458	$16,368
5/31/2021	$13,614	$19,761	$16,582
6/30/2021	$13,490	$20,021	$16,655
7/31/2021	$13,540	$20,159	$16,812
8/31/2021	$13,623	$20,664	$17,037
9/30/2021	$13,310	$19,810	$16,493
10/31/2021	$13,571	$20,821	$16,983
11/30/2021	$13,388	$20,320	$16,717
12/31/2021	$13,636	$21,133	$17,109
1/31/2022	$13,206	$20,095	$16,465
2/28/2022	$13,049	$19,576	$16,131
3/31/2022	$12,958	$20,000	$16,144
4/30/2022	$12,331	$18,399	$15,015
5/31/2022	$12,384	$18,420	$15,042
6/30/2022	$11,718	$16,868	$14,088
7/31/2022	$11,888	$18,046	$14,798
8/31/2022	$11,563	$17,381	$14,238
9/30/2022	$11,083	$15,717	$13,128
10/31/2022	$11,129	$16,666	$13,567
11/30/2022	$11,423	$17,958	$14,454
12/31/2022	$11,423	$17,252	$14,144
1/31/2023	$11,841	$18,488	$14,937
2/28/2023	$11,547	$17,958	$14,482
3/31/2023	$11,687	$18,512	$14,933
4/30/2023	$11,749	$18,778	$15,088
5/31/2023	$11,578	$18,577	$14,873
6/30/2023	$11,841	$19,656	$15,391
7/31/2023	$12,151	$20,375	$15,772
8/31/2023	$11,917	$19,806	$15,421
9/30/2023	$11,516	$18,987	$14,858
10/31/2023	$11,325	$18,416	$14,519
11/30/2023	$11,936	$20,116	$15,616
12/31/2023	$12,452	$21,082	$16,326
1/31/2024	$12,376	$21,206	$16,293
2/29/2024	$12,509	$22,116	$16,631
3/31/2024	$12,796	$22,810	$16,980
4/30/2024	$12,414	$22,057	$16,473
5/31/2024	$12,777	$22,953	$16,961
6/30/2024	$12,891	$23,464	$17,197
7/31/2024	$13,178	$23,843	$17,553
8/31/2024	$13,312	$24,448	$17,987
9/30/2024	$13,522	$25,016	$18,360
10/31/2024	$13,140	$24,455	$17,867
11/30/2024	$13,445	$25,370	$18,292
12/31/2024	$13,082	$24,769	$17,875
1/31/2025	$13,331	$25,600	$18,276
2/28/2025	$13,388	$25,446	$18,314
3/31/2025	$13,216	$24,441	$17,925
4/30/2025	$13,235	$24,669	$18,237
5/31/2025	$13,560	$26,087	$18,840
6/30/2025	$13,999	$27,258	$19,490
7/31/2025	$13,961	$27,628	$19,532
8/31/2025	$14,274	$28,310	$19,935
9/30/2025	$14,619	$29,336	$20,421
10/31/2025	$14,813	$29,992	$20,674
11/30/2025	$14,813	$29,989	$20,692
12/31/2025	$14,942	$30,302	$20,843

Average Annual Total Returns

I4C22	1 Year	5 Years	10 Years
Service Class	14.21%	3.27%	4.10%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended BenchmarkFootnote Reference(b)	16.60%	5.79%	7.62%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Effective August 31, 2025, Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark consists of 60% MSCI All Country World Index, and 40% Bloomberg Global Aggregate Index. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes. Prior to August 31, 2025, the blended benchmark consisted of 50% MSCI All Country World Index, and 50% Bloomberg Global Aggregate Index.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$188,407,855
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$313,367

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Mixed Allocation Funds	97.4%
Repurchase Agreements	2.4
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica Morgan Stanley Global Allocation VP, Initial Class	97.4%

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") seeks high total return. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$82	0.75%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 17.85%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica Morgan Stanley Global Allocation VP Blended Benchmark, returned 16.60% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio outperformed its blended benchmark, consisting of the MSCI All Country World Index (60%) and Bloomberg Global Aggregate Index (40%) (the “Blended Benchmark”).

  Global markets continued to deliver solid returns in 2025. Despite periods of volatility related to trade tensions and political events, markets were supported by stronger-than-expected earnings, declining bond yields, lower policy rates from the Federal Reserve and increased investment related to artificial intelligence.

  The Portfolio’s sub-adviser focused on regional and sector allocations in areas that had previously been out of favor, which contributed to performance. These included overweight positions in international stocks, non-U.S. value stocks and positions benefiting from a weaker U.S. dollar. Select thematic exposures, including emerging market debt, global defense stocks and U.S. stocks expected to benefit from deregulation and policy stimulus, also contributed to performance.

  During the period, a steady flow of aggressive policy initiatives from the new U.S. administration, together with responses from global trading partners, including changes to trade and tariff policies, other retaliatory or punitive policy measures, and efforts to influence domestic monetary policy, contributed to market volatility. In this environment, the sub-adviser maintained risk exposures at the asset class level generally at or near the Blended Benchmark. This approach limited the impact of major market movements on relative performance, while allowing the Portfolio to take risk through regional, country, sector, and thematic positioning.

  Within global equities, contributors to performance in 2025 included overweight positions in Europe, emerging markets, and Japanese value stocks relative to growth-oriented stocks within those regions. Additional contributors to performance included overweight positions in European equities, particularly industrial and consumer stocks sensitive to domestic growth conditions, European banks, and a broad Europe ex-U.K. overweight position relative to an underweight position in U.S. equities. Select sector overweight positions, including Japanese real estate investment trusts, global defense stocks and positions linked to U.S. volatility indices, also contributed to performance.

  Conversely, overweight positions in U.S. cyclical stocks relative to U.S. defensive stocks detracted from returns, as did overweight positions in U.S. small-cap stocks relative to U.S. large-cap stocks. An underweight position in Australian bank stocks and an overweight position in Indonesian equities also detracted from returns.

  Within global fixed income, an overweight position in emerging markets debt generally contributed to relative returns. An overweight position in Thailand five-year sovereign bonds relative to five-year U.S. Treasuries, a broad overweight in emerging markets core bonds and an overweight position in European liquid high yield bonds also contributed to relative returns. However, overweight positions in South African 10-year sovereign bonds relative to 10-year U.S. Treasuries and Colombian five-year sovereign bonds, held versus five-year U.S. Treasuries detracted from relative performance.

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,660	$9,397	$9,731
2/29/2016	$9,575	$9,332	$9,775
3/31/2016	$9,988	$10,024	$10,265
4/30/2016	$10,085	$10,172	$10,377
5/31/2016	$10,085	$10,185	$10,361
6/30/2016	$10,073	$10,123	$10,442
7/31/2016	$10,389	$10,559	$10,719
8/31/2016	$10,420	$10,595	$10,697
9/30/2016	$10,457	$10,660	$10,755
10/31/2016	$10,358	$10,479	$10,551
11/30/2016	$10,370	$10,558	$10,476
12/31/2016	$10,494	$10,786	$10,606
1/31/2017	$10,667	$11,081	$10,794
2/28/2017	$10,853	$11,392	$11,002
3/31/2017	$10,939	$11,532	$11,077
4/30/2017	$11,075	$11,711	$11,226
5/31/2017	$11,249	$11,970	$11,426
6/30/2017	$11,273	$12,024	$11,445
7/31/2017	$11,496	$12,360	$11,679
8/31/2017	$11,545	$12,408	$11,743
9/30/2017	$11,696	$12,910	$11,967
10/31/2017	$11,848	$13,160	$12,158
12/31/2017	$11,936	$13,372	$12,270
1/31/2018	$12,366	$14,127	$12,695
2/28/2018	$11,987	$13,533	$12,365
3/31/2018	$11,873	$13,244	$12,264
4/30/2018	$11,835	$13,370	$12,264
5/31/2018	$11,810	$13,387	$12,273
6/30/2018	$11,772	$13,314	$12,244
7/31/2018	$11,987	$13,716	$12,471
8/31/2018	$12,012	$13,824	$12,567
9/30/2018	$11,960	$13,884	$12,578
10/31/2018	$11,381	$12,843	$11,999
11/30/2018	$11,513	$13,031	$12,121
12/31/2018	$11,053	$12,113	$11,697
1/31/2019	$11,618	$13,070	$12,293
2/28/2019	$11,763	$13,419	$12,464
3/31/2019	$11,881	$13,588	$12,622
4/30/2019	$12,104	$14,047	$12,878
5/31/2019	$11,776	$13,214	$12,518
6/30/2019	$12,249	$14,079	$13,111
7/31/2019	$12,223	$14,120	$13,120
8/31/2019	$12,230	$13,785	$13,074
9/30/2019	$12,317	$14,075	$13,203
10/31/2019	$12,590	$14,460	$13,445
11/30/2019	$12,748	$14,813	$13,601
12/31/2019	$13,065	$15,335	$13,895
1/31/2020	$13,079	$15,166	$13,894
2/29/2020	$12,518	$13,941	$13,257
3/31/2020	$11,396	$12,059	$12,223
4/30/2020	$12,288	$13,351	$13,043
5/31/2020	$12,676	$13,931	$13,406
6/30/2020	$13,036	$14,376	$13,710
7/31/2020	$13,626	$15,137	$14,321
8/31/2020	$14,149	$16,063	$14,838
9/30/2020	$13,836	$15,545	$14,529
10/31/2020	$13,664	$15,167	$14,323
11/30/2020	$15,009	$17,037	$15,486
12/31/2020	$15,493	$17,828	$16,001
1/31/2021	$15,587	$17,747	$15,901
2/28/2021	$15,790	$18,158	$16,012
3/31/2021	$15,915	$18,643	$16,146
4/30/2021	$16,416	$19,458	$16,651
5/31/2021	$16,728	$19,761	$16,869
6/30/2021	$16,572	$20,021	$16,943
7/31/2021	$16,650	$20,159	$17,103
8/31/2021	$16,761	$20,664	$17,332
9/30/2021	$16,376	$19,810	$16,779
10/31/2021	$16,706	$20,821	$17,277
11/30/2021	$16,486	$20,320	$17,007
12/31/2021	$16,798	$21,133	$17,405
1/31/2022	$16,302	$20,095	$16,750
2/28/2022	$16,100	$19,576	$16,411
3/31/2022	$16,118	$20,000	$16,424
4/30/2022	$15,052	$18,399	$15,275
5/31/2022	$15,144	$18,420	$15,303
6/30/2022	$13,931	$16,868	$14,332
7/31/2022	$14,501	$18,046	$15,055
8/31/2022	$13,883	$17,381	$14,484
9/30/2022	$12,721	$15,717	$13,355
10/31/2022	$13,196	$16,666	$13,802
11/30/2022	$14,067	$17,958	$14,704
12/31/2022	$13,856	$17,252	$14,388
1/31/2023	$14,727	$18,488	$15,196
2/28/2023	$14,226	$17,958	$14,733
3/31/2023	$14,516	$18,512	$15,192
4/30/2023	$14,622	$18,778	$15,349
5/31/2023	$14,384	$18,577	$15,131
6/30/2023	$14,833	$19,656	$15,657
7/31/2023	$15,281	$20,375	$16,045
8/31/2023	$14,949	$19,806	$15,688
9/30/2023	$14,375	$18,987	$15,115
10/31/2023	$14,059	$18,416	$14,770
11/30/2023	$15,092	$20,116	$15,886
12/31/2023	$15,781	$21,082	$16,608
1/31/2024	$15,723	$21,206	$16,575
2/29/2024	$15,895	$22,116	$16,918
3/31/2024	$16,268	$22,810	$17,274
4/30/2024	$15,781	$22,057	$16,758
5/31/2024	$16,297	$22,953	$17,254
6/30/2024	$16,469	$23,464	$17,495
7/31/2024	$16,842	$23,843	$17,857
8/31/2024	$17,218	$24,448	$18,298
9/30/2024	$17,508	$25,016	$18,678
10/31/2024	$16,992	$24,455	$18,176
11/30/2024	$17,411	$25,370	$18,609
12/31/2024	$16,927	$24,769	$18,185
1/31/2025	$17,314	$25,600	$18,592
2/28/2025	$17,411	$25,446	$18,631
3/31/2025	$17,185	$24,441	$18,236
4/30/2025	$17,508	$24,669	$18,552
5/31/2025	$18,056	$26,087	$19,166
6/30/2025	$18,668	$27,258	$19,827
7/31/2025	$18,636	$27,628	$19,870
8/31/2025	$19,074	$28,310	$20,280
9/30/2025	$19,493	$29,336	$20,774
10/31/2025	$19,759	$29,992	$21,032
11/30/2025	$19,759	$29,989	$21,050
12/31/2025	$19,950	$30,302	$21,204

Average Annual Total Returns

I3DC1	1 Year	5 Years	10 Years
Initial Class	17.85%	5.19%	7.15%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica Morgan Stanley Global Allocation VP Blended BenchmarkFootnote Reference(b)	16.60%	5.79%	7.81%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark consists of 60% MSCI All Country World Index, and 40% Bloomberg Global Aggregate Index. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$894,843,557
Number of Portfolio Holdings	1,379
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,965,599

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	47.9%
Foreign Government Obligations	21.5
U.S. Government Obligations	9.3
Corporate Debt Securities	6.9
Repurchase Agreements	4.8
U.S. Government Agency Obligations	4.3
Mortgage-Backed Securities	2.4
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	0.4
Other Investment Company	0.2
Municipal Government Obligations	0.0
Preferred Stocks	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Warrants	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	4.8%
NVIDIA Corp.	2.6
Apple, Inc.	2.3
U.S. Treasury Bills, 3.59%, 02/26/2026	2.0
Microsoft Corp.	1.9
U.S. Treasury Notes, 4.13%, 08/31/2030	1.3
Amazon.com, Inc.	1.2
China Government Bonds, 3.27%, 11/19/2030	1.2
Bundesobligation, 1.30%, 10/15/2027	1.1
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

  As discussed in the information statement dated December 29, 2025, the Board of Trustees of Transamerica Series Trust has approved the addition of a sub-sub-adviser for the Portfolio pursuant to a delegation agreement between Morgan Stanley Investment Management Inc., the sub-adviser to the Portfolio, and Morgan Stanley Investment Management Limited (“MSIM Limited”), the new sub-sub-adviser to the Portfolio. MSIM Limited commenced providing sub-sub-advisory services for the Portfolio on October 1, 2025. In connection with the addition of the sub-sub-adviser, changes were made to the Portfolio’s portfolio managers.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") seeks high total return. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.00%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 17.51%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica Morgan Stanley Global Allocation VP Blended Benchmark, returned 16.60% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio outperformed its blended benchmark, consisting of the MSCI All Country World Index (60%) and Bloomberg Global Aggregate Index (40%) (the “Blended Benchmark”).

  Global markets continued to deliver solid returns in 2025. Despite periods of volatility related to trade tensions and political events, markets were supported by stronger-than-expected earnings, declining bond yields, lower policy rates from the Federal Reserve and increased investment related to artificial intelligence.

  The Portfolio’s sub-adviser focused on regional and sector allocations in areas that had previously been out of favor, which contributed to performance. These included overweight positions in international stocks, non-U.S. value stocks and positions benefiting from a weaker U.S. dollar. Select thematic exposures, including emerging market debt, global defense stocks and U.S. stocks expected to benefit from deregulation and policy stimulus, also contributed to performance.

  During the period, a steady flow of aggressive policy initiatives from the new U.S. administration, together with responses from global trading partners, including changes to trade and tariff policies, other retaliatory or punitive policy measures, and efforts to influence domestic monetary policy, contributed to market volatility. In this environment, the sub-adviser maintained risk exposures at the asset class level generally at or near the Blended Benchmark. This approach limited the impact of major market movements on relative performance, while allowing the Portfolio to take risk through regional, country, sector, and thematic positioning.

  Within global equities, contributors to performance in 2025 included overweight positions in Europe, emerging markets, and Japanese value stocks relative to growth-oriented stocks within those regions. Additional contributors to performance included overweight positions in European equities, particularly industrial and consumer stocks sensitive to domestic growth conditions, European banks, and a broad Europe ex-U.K. overweight position relative to an underweight position in U.S. equities. Select sector overweight positions, including Japanese real estate investment trusts, global defense stocks and positions linked to U.S. volatility indices, also contributed to performance.

  Conversely, overweight positions in U.S. cyclical stocks relative to U.S. defensive stocks detracted from returns, as did overweight positions in U.S. small-cap stocks relative to U.S. large-cap stocks. An underweight position in Australian bank stocks and an overweight position in Indonesian equities also detracted from returns.

  Within global fixed income, an overweight position in emerging markets debt generally contributed to relative returns. An overweight position in Thailand five-year sovereign bonds relative to five-year U.S. Treasuries, a broad overweight in emerging markets core bonds and an overweight position in European liquid high yield bonds also contributed to relative returns. However, overweight positions in South African 10-year sovereign bonds relative to 10-year U.S. Treasuries and Colombian five-year sovereign bonds, held versus five-year U.S. Treasuries detracted from relative performance.

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Morgan Stanley Global Allocation VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,649	$9,397	$9,731
2/29/2016	$9,563	$9,332	$9,775
3/31/2016	$9,969	$10,024	$10,265
4/30/2016	$10,070	$10,172	$10,377
5/31/2016	$10,062	$10,185	$10,361
6/30/2016	$10,055	$10,123	$10,442
7/31/2016	$10,367	$10,559	$10,719
8/31/2016	$10,393	$10,595	$10,697
9/30/2016	$10,432	$10,660	$10,755
10/31/2016	$10,322	$10,479	$10,551
11/30/2016	$10,338	$10,558	$10,476
12/31/2016	$10,456	$10,786	$10,606
1/31/2017	$10,629	$11,081	$10,794
2/28/2017	$10,810	$11,392	$11,002
3/31/2017	$10,897	$11,532	$11,077
4/30/2017	$11,031	$11,711	$11,226
5/31/2017	$11,196	$11,970	$11,426
6/30/2017	$11,220	$12,024	$11,445
7/31/2017	$11,440	$12,360	$11,679
8/31/2017	$11,493	$12,408	$11,743
9/30/2017	$11,636	$12,910	$11,967
10/31/2017	$11,779	$13,160	$12,158
12/31/2017	$11,867	$13,372	$12,270
1/31/2018	$12,288	$14,127	$12,695
2/28/2018	$11,906	$13,533	$12,365
3/31/2018	$11,803	$13,244	$12,264
4/30/2018	$11,755	$13,370	$12,264
5/31/2018	$11,731	$13,387	$12,273
6/30/2018	$11,684	$13,314	$12,244
7/31/2018	$11,898	$13,716	$12,471
8/31/2018	$11,923	$13,824	$12,567
9/30/2018	$11,866	$13,884	$12,578
10/31/2018	$11,296	$12,843	$11,999
11/30/2018	$11,426	$13,031	$12,121
12/31/2018	$10,962	$12,113	$11,697
1/31/2019	$11,516	$13,070	$12,293
2/28/2019	$11,654	$13,419	$12,464
3/31/2019	$11,776	$13,588	$12,622
4/30/2019	$11,988	$14,047	$12,878
5/31/2019	$11,662	$13,214	$12,518
6/30/2019	$12,134	$14,079	$13,111
7/31/2019	$12,102	$14,120	$13,120
8/31/2019	$12,104	$13,785	$13,074
9/30/2019	$12,190	$14,075	$13,203
10/31/2019	$12,456	$14,460	$13,445
11/30/2019	$12,619	$14,813	$13,601
12/31/2019	$12,919	$15,335	$13,895
1/31/2020	$12,936	$15,166	$13,894
2/29/2020	$12,379	$13,941	$13,257
3/31/2020	$11,263	$12,059	$12,223
4/30/2020	$12,156	$13,351	$13,043
5/31/2020	$12,524	$13,931	$13,406
6/30/2020	$12,885	$14,376	$13,710
7/31/2020	$13,451	$15,137	$14,321
8/31/2020	$13,967	$16,063	$14,838
9/30/2020	$13,661	$15,545	$14,529
10/31/2020	$13,490	$15,167	$14,323
11/30/2020	$14,803	$17,037	$15,486
12/31/2020	$15,288	$17,828	$16,001
1/31/2021	$15,378	$17,747	$15,901
2/28/2021	$15,576	$18,158	$16,012
3/31/2021	$15,692	$18,643	$16,146
4/30/2021	$16,187	$19,458	$16,651
5/31/2021	$16,483	$19,761	$16,869
6/30/2021	$16,339	$20,021	$16,943
7/31/2021	$16,411	$20,159	$17,103
8/31/2021	$16,518	$20,664	$17,332
9/30/2021	$16,126	$19,810	$16,779
10/31/2021	$16,450	$20,821	$17,277
11/30/2021	$16,224	$20,320	$17,007
12/31/2021	$16,538	$21,133	$17,405
1/31/2022	$16,047	$20,095	$16,750
2/28/2022	$15,851	$19,576	$16,411
3/31/2022	$15,851	$20,000	$16,424
4/30/2022	$14,800	$18,399	$15,275
5/31/2022	$14,888	$18,420	$15,303
6/30/2022	$13,700	$16,868	$14,332
7/31/2022	$14,250	$18,046	$15,055
8/31/2022	$13,647	$17,381	$14,484
9/30/2022	$12,511	$15,717	$13,355
10/31/2022	$12,956	$16,666	$13,802
11/30/2022	$13,800	$17,958	$14,704
12/31/2022	$13,600	$17,252	$14,388
1/31/2023	$14,444	$18,488	$15,196
2/28/2023	$13,964	$17,958	$14,733
3/31/2023	$14,257	$18,512	$15,192
4/30/2023	$14,327	$18,778	$15,349
5/31/2023	$14,104	$18,577	$15,131
6/30/2023	$14,561	$19,656	$15,657
7/31/2023	$14,983	$20,375	$16,045
8/31/2023	$14,660	$19,806	$15,688
9/30/2023	$14,088	$18,987	$15,115
10/31/2023	$13,760	$18,416	$14,770
11/30/2023	$14,781	$20,116	$15,886
12/31/2023	$15,462	$21,082	$16,608
1/31/2024	$15,389	$21,206	$16,575
2/29/2024	$15,559	$22,116	$16,918
3/31/2024	$15,912	$22,810	$17,274
4/30/2024	$15,438	$22,057	$16,758
5/31/2024	$15,948	$22,953	$17,254
6/30/2024	$16,106	$23,464	$17,495
7/31/2024	$16,483	$23,843	$17,857
8/31/2024	$16,816	$24,448	$18,298
9/30/2024	$17,109	$25,016	$18,678
10/31/2024	$16,612	$24,455	$18,176
11/30/2024	$17,007	$25,370	$18,609
12/31/2024	$16,523	$24,769	$18,185
1/31/2025	$16,892	$25,600	$18,592
2/28/2025	$16,994	$25,446	$18,631
3/31/2025	$16,778	$24,441	$18,236
4/30/2025	$17,096	$24,669	$18,552
5/31/2025	$17,618	$26,087	$19,166
6/30/2025	$18,203	$27,258	$19,827
7/31/2025	$18,165	$27,628	$19,870
8/31/2025	$18,591	$28,310	$20,280
9/30/2025	$19,011	$29,336	$20,774
10/31/2025	$19,241	$29,992	$21,032
11/30/2025	$19,254	$29,989	$21,050
12/31/2025	$19,417	$30,302	$21,204

Average Annual Total Returns

I3DC2	1 Year	5 Years	10 Years
Service Class	17.51%	4.90%	6.86%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica Morgan Stanley Global Allocation VP Blended BenchmarkFootnote Reference(b)	16.60%	5.79%	7.81%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark consists of 60% MSCI All Country World Index, and 40% Bloomberg Global Aggregate Index. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$894,843,557
Number of Portfolio Holdings	1,379
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,965,599

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	47.9%
Foreign Government Obligations	21.5
U.S. Government Obligations	9.3
Corporate Debt Securities	6.9
Repurchase Agreements	4.8
U.S. Government Agency Obligations	4.3
Mortgage-Backed Securities	2.4
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	0.4
Other Investment Company	0.2
Municipal Government Obligations	0.0
Preferred Stocks	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Warrants	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	4.8%
NVIDIA Corp.	2.6
Apple, Inc.	2.3
U.S. Treasury Bills, 3.59%, 02/26/2026	2.0
Microsoft Corp.	1.9
U.S. Treasury Notes, 4.13%, 08/31/2030	1.3
Amazon.com, Inc.	1.2
China Government Bonds, 3.27%, 11/19/2030	1.2
Bundesobligation, 1.30%, 10/15/2027	1.1
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

  As discussed in the information statement dated December 29, 2025, the Board of Trustees of Transamerica Series Trust has approved the addition of a sub-sub-adviser for the Portfolio pursuant to a delegation agreement between Morgan Stanley Investment Management Inc., the sub-adviser to the Portfolio, and Morgan Stanley Investment Management Limited (“MSIM Limited”), the new sub-sub-adviser to the Portfolio. MSIM Limited commenced providing sub-sub-advisory services for the Portfolio on October 1, 2025. In connection with the addition of the sub-sub-adviser, changes were made to the Portfolio’s portfolio managers.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation VP

Service Class

Annual Shareholder Report

Transamerica MSCI EAFE Index VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica MSCI EAFE Index VP (the "Portfolio") seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$21	0.18%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 31.30%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  The Portfolio seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Portfolio’s benchmark, the MSCI EAFE Index (the “Index”). The Index is designed to provide a broad measure of developed market, international large-cap stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization foreign equities.

  On an asset weighted basis, the financials, industrials, and information technology sectors contributed the most to Portfolio performance during the fiscal year ended December 31, 2025, while communication services, energy and real estate sectors contributed the least.

  At the country level, on an asset weighted basis, Japan, United Kingdom, and Germany contributed the most to Portfolio performance during the fiscal year, while Portugal, New Zealand, and Denmark detracted the most from performance.

  At the stock level, Banco Santander, S.A., HSBC Holdings Plc, and ASML Holding NV contributed the most to Portfolio performance during the fiscal year, while Novo Nordisk A/S Class B, Recruit Holdings Co., Ltd. and CSL Limited detracted the most from Portfolio performance on an asset weighted basis.

  During the fiscal year, the U.S. dollar generally depreciated against many developed market currencies, which positively impacted international stock and Index returns in U.S. dollar terms.

  The primary drivers of tracking difference between the returns of the Portfolio and the returns of the Index during the fiscal year were Portfolio fees and expenses, impacts of tax withholding, mismatches in security weightings relative to the Index, cash, currency, and futures drag, and transaction costs.

  The views expressed reflect the opinions of SSGA Funds Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica MSCI EAFE Index VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	MSCI EAFE Index
1/12/2018	$10,000	$10,000
1/31/2018	$10,060	$10,192
2/28/2018	$9,552	$9,733
3/31/2018	$9,483	$9,568
4/30/2018	$9,647	$9,796
5/31/2018	$9,440	$9,589
6/30/2018	$9,328	$9,475
7/31/2018	$9,552	$9,709
8/31/2018	$9,340	$9,523
9/30/2018	$9,436	$9,609
10/31/2018	$8,664	$8,845
11/30/2018	$8,673	$8,835
12/31/2018	$8,257	$8,408
1/31/2019	$8,777	$8,962
2/28/2019	$9,002	$9,192
3/31/2019	$9,072	$9,260
4/30/2019	$9,340	$9,529
5/31/2019	$8,872	$9,085
6/30/2019	$9,401	$9,627
7/31/2019	$9,210	$9,506
8/31/2019	$9,034	$9,261
9/30/2019	$9,289	$9,531
10/31/2019	$9,631	$9,874
11/30/2019	$9,728	$9,987
12/31/2019	$10,018	$10,313
1/31/2020	$9,763	$10,099
2/29/2020	$8,972	$9,187
3/31/2020	$7,698	$7,970
4/30/2020	$8,208	$8,492
5/31/2020	$8,612	$8,867
6/30/2020	$8,946	$9,172
7/31/2020	$9,122	$9,388
8/31/2020	$9,570	$9,872
9/30/2020	$9,346	$9,620
10/31/2020	$8,970	$9,236
11/30/2020	$10,322	$10,669
12/31/2020	$10,832	$11,167
1/31/2021	$10,680	$11,049
2/28/2021	$10,912	$11,298
3/31/2021	$11,190	$11,569
4/30/2021	$11,539	$11,927
5/31/2021	$11,978	$12,327
6/30/2021	$11,790	$12,192
7/31/2021	$11,897	$12,285
8/31/2021	$12,088	$12,503
9/30/2021	$11,678	$12,149
10/31/2021	$12,024	$12,451
11/30/2021	$11,497	$11,873
12/31/2021	$12,051	$12,482
1/31/2022	$11,587	$11,880
2/28/2022	$11,260	$11,671
3/31/2022	$11,224	$11,759
4/30/2022	$10,487	$11,009
5/31/2022	$10,687	$11,107
6/30/2022	$9,732	$10,079
7/31/2022	$10,232	$10,582
8/31/2022	$9,625	$10,080
9/30/2022	$8,721	$9,142
10/31/2022	$9,230	$9,635
11/30/2022	$10,500	$10,721
12/31/2022	$10,330	$10,733
1/31/2023	$11,196	$11,603
2/28/2023	$10,867	$11,362
3/31/2023	$11,196	$11,659
4/30/2023	$11,506	$12,000
5/31/2023	$11,055	$11,507
6/30/2023	$11,544	$12,034
7/31/2023	$11,845	$12,425
8/31/2023	$11,419	$11,951
9/30/2023	$11,014	$11,548
10/31/2023	$10,648	$11,081
11/30/2023	$11,535	$12,111
12/31/2023	$12,181	$12,756
1/31/2024	$12,114	$12,831
2/29/2024	$12,471	$13,068
3/31/2024	$12,866	$13,512
4/30/2024	$12,461	$13,181
5/31/2024	$13,107	$13,708
6/30/2024	$12,828	$13,490
7/31/2024	$13,194	$13,887
8/31/2024	$13,643	$14,340
9/30/2024	$13,713	$14,479
10/31/2024	$12,981	$13,693
11/30/2024	$12,962	$13,618
12/31/2024	$12,586	$13,311
1/31/2025	$13,199	$14,012
2/28/2025	$13,604	$14,285
3/31/2025	$13,574	$14,244
4/30/2025	$14,088	$14,912
5/31/2025	$14,780	$15,616
6/30/2025	$15,145	$15,963
7/31/2025	$14,849	$15,740
8/31/2025	$15,466	$16,413
9/30/2025	$15,799	$16,734
10/31/2025	$15,981	$16,933
11/30/2025	$16,092	$17,042
12/31/2025	$16,526	$17,556

Average Annual Total Returns

I9CL1	1 Year	5 Years	Since Inception 1/12/18
Initial Class	31.30%	8.82%	6.51%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	7.32%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$130,093,248
Number of Portfolio Holdings	694
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Transamerica MSCI EAFE Index VP

Initial Class

What did the Portfolio invest in?

Top Country Allocation (Percentage of Net Assets)

Japan	21.8%
United Kingdom	13.9
France	10.2
Switzerland	9.9
Germany	9.5
Australia	6.2
Netherlands	5.1
Spain	3.7
Sweden	3.6
Italy	3.1

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.8%
Industrials	18.9
Health Care	11.1
Consumer Discretionary	9.4
Information Technology	8.3
Consumer Staples	7.2
Materials	5.5
Communication Services	4.3
Utilities	3.6
Energy	3.1
Real Estate	1.8
Repurchase Agreements	1.3
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

ASML Holding NV	2.0%
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Shell PLC	1.0
Siemens AG	1.0
Toyota Motor Corp.	1.0

Transamerica MSCI EAFE Index VP

Initial Class

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica MSCI EAFE Index VP

Initial Class

Annual Shareholder Report

Transamerica MSCI EAFE Index VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica MSCI EAFE Index VP (the "Portfolio") seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.43%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 30.93%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  The Portfolio seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Portfolio’s benchmark, the MSCI EAFE Index (the “Index”). The Index is designed to provide a broad measure of developed market, international large-cap stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization foreign equities.

  On an asset weighted basis, the financials, industrials, and information technology sectors contributed the most to Portfolio performance during the fiscal year ended December 31, 2025, while communication services, energy and real estate sectors contributed the least.

  At the country level, on an asset weighted basis, Japan, United Kingdom, and Germany contributed the most to Portfolio performance during the fiscal year, while Portugal, New Zealand, and Denmark detracted the most from performance.

  At the stock level, Banco Santander, S.A., HSBC Holdings Plc, and ASML Holding NV contributed the most to Portfolio performance during the fiscal year, while Novo Nordisk A/S Class B, Recruit Holdings Co., Ltd. and CSL Limited detracted the most from Portfolio performance on an asset weighted basis.

  During the fiscal year, the U.S. dollar generally depreciated against many developed market currencies, which positively impacted international stock and Index returns in U.S. dollar terms.

  The primary drivers of tracking difference between the returns of the Portfolio and the returns of the Index during the fiscal year were Portfolio fees and expenses, impacts of tax withholding, mismatches in security weightings relative to the Index, cash, currency, and futures drag, and transaction costs.

  The views expressed reflect the opinions of SSGA Funds Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica MSCI EAFE Index VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	MSCI EAFE Index
5/1/2017	$10,000	$10,000
6/30/2017	$10,250	$10,381
7/31/2017	$10,230	$10,365
8/31/2017	$10,530	$10,665
9/30/2017	$10,490	$10,662
10/31/2017	$10,880	$11,099
11/30/2017	$10,960	$11,217
12/31/2017	$11,150	$11,399
1/31/2018	$11,680	$11,971
2/28/2018	$11,090	$11,433
3/31/2018	$11,010	$11,238
4/30/2018	$11,190	$11,507
5/31/2018	$10,950	$11,264
6/30/2018	$10,820	$11,129
7/31/2018	$11,070	$11,404
8/31/2018	$10,820	$11,185
9/30/2018	$10,931	$11,287
10/31/2018	$10,046	$10,390
11/30/2018	$10,046	$10,378
12/31/2018	$9,563	$9,876
1/31/2019	$10,156	$10,527
2/28/2019	$10,418	$10,797
3/31/2019	$10,498	$10,876
4/30/2019	$10,810	$11,193
5/31/2019	$10,267	$10,671
6/30/2019	$10,870	$11,308
7/31/2019	$10,649	$11,165
8/31/2019	$10,440	$10,878
9/30/2019	$10,746	$11,195
10/31/2019	$11,133	$11,598
11/30/2019	$11,245	$11,731
12/31/2019	$11,581	$12,114
1/31/2020	$11,275	$11,862
2/29/2020	$10,359	$10,791
3/31/2020	$8,892	$9,362
4/30/2020	$9,473	$9,974
5/31/2020	$9,941	$10,415
6/30/2020	$10,318	$10,773
7/31/2020	$10,522	$11,027
8/31/2020	$11,035	$11,595
9/30/2020	$10,776	$11,299
10/31/2020	$10,341	$10,849
11/30/2020	$11,895	$12,532
12/31/2020	$12,486	$13,117
1/31/2021	$12,310	$12,978
2/28/2021	$12,569	$13,271
3/31/2021	$12,880	$13,589
4/30/2021	$13,284	$14,009
5/31/2021	$13,791	$14,479
6/30/2021	$13,574	$14,320
7/31/2021	$13,688	$14,430
8/31/2021	$13,906	$14,685
9/30/2021	$13,433	$14,270
10/31/2021	$13,822	$14,624
11/30/2021	$13,212	$13,946
12/31/2021	$13,853	$14,661
1/31/2022	$13,317	$13,954
2/28/2022	$12,939	$13,709
3/31/2022	$12,886	$13,812
4/30/2022	$12,045	$12,931
5/31/2022	$12,276	$13,046
6/30/2022	$11,173	$11,838
7/31/2022	$11,740	$12,429
8/31/2022	$11,049	$11,840
9/30/2022	$9,997	$10,738
10/31/2022	$10,594	$11,317
11/30/2022	$12,047	$12,593
12/31/2022	$11,852	$12,607
1/31/2023	$12,828	$13,629
2/28/2023	$12,459	$13,346
3/31/2023	$12,828	$13,694
4/30/2023	$13,185	$14,095
5/31/2023	$12,654	$13,517
6/30/2023	$13,218	$14,136
7/31/2023	$13,565	$14,595
8/31/2023	$13,067	$14,037
9/30/2023	$12,601	$13,564
10/31/2023	$12,179	$13,015
11/30/2023	$13,189	$14,225
12/31/2023	$13,921	$14,984
1/31/2024	$13,854	$15,071
2/29/2024	$14,253	$15,349
3/31/2024	$14,697	$15,872
4/30/2024	$14,242	$15,482
5/31/2024	$14,974	$16,101
6/30/2024	$14,653	$15,845
7/31/2024	$15,063	$16,312
8/31/2024	$15,584	$16,844
9/30/2024	$15,652	$17,006
10/31/2024	$14,813	$16,084
11/30/2024	$14,790	$15,995
12/31/2024	$14,359	$15,635
1/31/2025	$15,051	$16,458
2/28/2025	$15,505	$16,779
3/31/2025	$15,482	$16,730
4/30/2025	$16,049	$17,515
5/31/2025	$16,843	$18,342
6/30/2025	$17,251	$18,750
7/31/2025	$16,911	$18,489
8/31/2025	$17,619	$19,279
9/30/2025	$17,990	$19,656
10/31/2025	$18,186	$19,890
11/30/2025	$18,325	$20,017
12/31/2025	$18,800	$20,621

Average Annual Total Returns

I9CL2	1 Year	5 Years	Since Inception 5/1/17
Service Class	30.93%	8.53%	7.55%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	8.70%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$130,093,248
Number of Portfolio Holdings	694
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Transamerica MSCI EAFE Index VP

Service Class

What did the Portfolio invest in?

Top Country Allocation (Percentage of Net Assets)

Japan	21.8%
United Kingdom	13.9
France	10.2
Switzerland	9.9
Germany	9.5
Australia	6.2
Netherlands	5.1
Spain	3.7
Sweden	3.6
Italy	3.1

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.8%
Industrials	18.9
Health Care	11.1
Consumer Discretionary	9.4
Information Technology	8.3
Consumer Staples	7.2
Materials	5.5
Communication Services	4.3
Utilities	3.6
Energy	3.1
Real Estate	1.8
Repurchase Agreements	1.3
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

ASML Holding NV	2.0%
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Shell PLC	1.0
Siemens AG	1.0
Toyota Motor Corp.	1.0

Transamerica MSCI EAFE Index VP

Service Class

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica MSCI EAFE Index VP

Service Class

Annual Shareholder Report

Transamerica Multi-Managed Balanced VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Multi-Managed Balanced VP (the "Portfolio") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.64%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 13.06%. For the same period, the S&P 500® Index returned 17.88%. The Bloomberg US Aggregate Bond Index returned 7.30% over the same period.

  During the fiscal year ended December 31, 2025, stock selection in the industrial cyclical, health services & systems and basic materials sectors detracted from performance relative to the S&P 500® Index (the “Equity Benchmark”), while stock selection in the hardware & semiconductors, financial services and REITs sectors contributed to relative performance.

  At the individual stock level, the top contributors to relative performance during the fiscal year included overweight positions in Seagate Technology Holdings PLC (“Seagate”), Howmet Aerospace, Inc. and Micron Technology, Inc.

  The top detractors from relative performance during the fiscal year included underweight positions in Palantir Technologies, Inc. and GE Aerospace, and an overweight position in ServiceNow, Inc.

  The fixed-income sleeve of the Portfolio maintained an overweight allocation to credit relative to the Bloomberg US Aggregate Bond Index (the “Fixed-Income Benchmark”) during the fiscal year ended December 31, 2025, and this positioning contributed to relative returns as the Portfolio generated additional yield compared to the Fixed-Income Benchmark.

  Overall duration positioning was generally managed in line with the Fixed-Income Benchmark, however, an overweight allocation to the 5-to-10-year portion of the yield curve contributed to relative performance due to changes in the yield curve during the period.

  Credit spread and other price-related impacts detracted from relative returns.

  At the sector level, security selection within investment grade corporate credit, an underweight allocation to government securities and a modest off-index allocation to high yield corporate credit were the most significant contributors to relative returns.

  Security selection in government securities detracted from relative performance, reflecting the Portfolio’s skew toward longer-duration U.S. Treasury securities to achieve desired overall duration positioning. An overweight allocation to asset-backed securities (“ABS”) and positioning in agency residential mortgage-backed securities (“agency RMBS”) also detracted from relative performance.

  Within corporate credit, security selection in banking, consumer non-cyclicals and technology contributed the most to relative returns, while allocations to electric utilities, technology and banking detracted.

  Over the period, the Portfolio’s sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Portfolio, however, exposures were adjusted during the period to achieve desired sub-sector positioning. Notable sub-sector changes included increased allocations to real estate investment trusts (“REITs”), banking and electric utilities, while allocations to energy, communications and technology were reduced.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Managed Balanced VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,710	$9,504	$10,138
2/29/2016	$9,687	$9,491	$10,210
3/31/2016	$10,122	$10,135	$10,303
4/30/2016	$10,183	$10,174	$10,343
5/31/2016	$10,313	$10,357	$10,345
6/30/2016	$10,336	$10,384	$10,531
7/31/2016	$10,625	$10,766	$10,598
8/31/2016	$10,636	$10,782	$10,586
9/30/2016	$10,620	$10,784	$10,580
10/31/2016	$10,501	$10,587	$10,499
11/30/2016	$10,676	$10,979	$10,250
12/31/2016	$10,787	$11,196	$10,265
1/31/2017	$10,947	$11,408	$10,285
2/28/2017	$11,233	$11,861	$10,354
3/31/2017	$11,249	$11,875	$10,349
4/30/2017	$11,360	$11,997	$10,428
5/31/2017	$11,464	$12,166	$10,509
6/30/2017	$11,480	$12,242	$10,498
7/31/2017	$11,647	$12,494	$10,543
8/31/2017	$11,720	$12,532	$10,638
9/30/2017	$11,833	$12,790	$10,587
10/31/2017	$11,988	$13,089	$10,593
11/30/2017	$12,207	$13,490	$10,580
12/31/2017	$12,312	$13,640	$10,628
1/31/2018	$12,661	$14,421	$10,506
2/28/2018	$12,296	$13,890	$10,406
3/31/2018	$12,126	$13,537	$10,473
4/30/2018	$12,093	$13,589	$10,395
5/31/2018	$12,280	$13,916	$10,469
6/30/2018	$12,337	$14,002	$10,456
7/31/2018	$12,637	$14,523	$10,459
8/31/2018	$12,890	$14,996	$10,526
9/30/2018	$12,915	$15,081	$10,458
10/31/2018	$12,264	$14,050	$10,376
11/30/2018	$12,470	$14,337	$10,438
12/31/2018	$11,862	$13,042	$10,629
1/31/2019	$12,487	$14,087	$10,742
2/28/2019	$12,710	$14,540	$10,736
3/31/2019	$12,941	$14,822	$10,942
4/30/2019	$13,275	$15,422	$10,945
5/31/2019	$12,821	$14,442	$11,139
6/30/2019	$13,421	$15,460	$11,279
7/31/2019	$13,540	$15,682	$11,304
8/31/2019	$13,514	$15,434	$11,597
9/30/2019	$13,635	$15,723	$11,535
10/31/2019	$13,849	$16,063	$11,570
11/30/2019	$14,165	$16,646	$11,564
12/31/2019	$14,444	$17,149	$11,556
1/31/2020	$14,565	$17,142	$11,778
2/29/2020	$13,988	$15,731	$11,990
3/31/2020	$12,789	$13,788	$11,920
4/30/2020	$13,923	$15,555	$12,132
5/31/2020	$14,388	$16,296	$12,188
6/30/2020	$14,667	$16,620	$12,265
7/31/2020	$15,290	$17,558	$12,448
8/31/2020	$15,964	$18,820	$12,348
9/30/2020	$15,542	$18,105	$12,341
10/31/2020	$15,257	$17,623	$12,286
11/30/2020	$16,337	$19,552	$12,406
12/31/2020	$16,740	$20,304	$12,423
1/31/2021	$16,632	$20,099	$12,334
2/28/2021	$16,779	$20,653	$12,156
3/31/2021	$17,202	$21,558	$12,005
4/30/2021	$17,860	$22,708	$12,099
5/31/2021	$17,958	$22,867	$12,139
6/30/2021	$18,273	$23,401	$12,224
7/31/2021	$18,616	$23,956	$12,361
8/31/2021	$18,911	$24,685	$12,337
9/30/2021	$18,271	$23,537	$12,230
10/31/2021	$19,120	$25,186	$12,227
11/30/2021	$19,078	$25,011	$12,263
12/31/2021	$19,592	$26,132	$12,232
1/31/2022	$18,858	$24,780	$11,968
2/28/2022	$18,449	$24,038	$11,835
3/31/2022	$18,638	$24,931	$11,506
4/30/2022	$17,379	$22,757	$11,069
5/31/2022	$17,411	$22,798	$11,141
6/30/2022	$16,425	$20,916	$10,966
7/31/2022	$17,495	$22,845	$11,234
8/31/2022	$16,873	$21,913	$10,917
9/30/2022	$15,655	$19,895	$10,445
10/31/2022	$16,258	$21,506	$10,310
11/30/2022	$17,054	$22,708	$10,689
12/31/2022	$16,403	$21,399	$10,641
1/31/2023	$17,247	$22,744	$10,968
2/28/2023	$16,849	$22,189	$10,684
3/31/2023	$17,380	$23,004	$10,956
4/30/2023	$17,597	$23,363	$11,022
5/31/2023	$17,597	$23,464	$10,902
6/30/2023	$18,296	$25,015	$10,863
7/31/2023	$18,658	$25,818	$10,856
8/31/2023	$18,474	$25,407	$10,786
9/30/2023	$17,764	$24,196	$10,512
10/31/2023	$17,435	$23,687	$10,346
11/30/2023	$18,689	$25,850	$10,815
12/31/2023	$19,475	$27,025	$11,229
1/31/2024	$19,690	$27,479	$11,198
2/29/2024	$20,235	$28,946	$11,040
3/31/2024	$20,716	$29,878	$11,142
4/30/2024	$20,032	$28,657	$10,860
5/31/2024	$20,767	$30,078	$11,044
6/30/2024	$21,337	$31,157	$11,149
7/31/2024	$21,603	$31,537	$11,409
8/31/2024	$22,074	$32,302	$11,573
9/30/2024	$22,438	$32,992	$11,728
10/31/2024	$22,128	$32,692	$11,437
11/30/2024	$22,937	$34,611	$11,558
12/31/2024	$22,384	$33,786	$11,369
1/31/2025	$22,721	$34,727	$11,430
2/28/2025	$22,748	$34,274	$11,681
3/31/2025	$21,953	$32,343	$11,685
4/30/2025	$21,885	$32,124	$11,731
5/31/2025	$22,681	$34,146	$11,647
6/30/2025	$23,557	$35,882	$11,826
7/31/2025	$23,867	$36,687	$11,795
8/31/2025	$24,270	$37,431	$11,936
9/30/2025	$24,836	$38,797	$12,067
10/31/2025	$25,182	$39,706	$12,142
11/30/2025	$25,292	$39,803	$12,217
12/31/2025	$25,308	$39,827	$12,199

Average Annual Total Returns

IBDC1	1 Year	5 Years	10 Years
Initial Class	13.06%	8.62%	9.73%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$1,345,199,323
Number of Portfolio Holdings	648
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,113,078

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.5%
Corporate Debt Securities	13.9
U.S. Government Agency Obligations	9.5
U.S. Government Obligations	9.4
Commercial Paper	7.2
Mortgage-Backed Securities	2.7
Asset-Backed Securities	2.0
Repurchase Agreements	1.0
Short-Term U.S. Government Obligations	0.9
Foreign Government Obligations	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(7.4)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced VP

Initial Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.0%
Apple, Inc.	4.3
Microsoft Corp.	4.1
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.7
Broadcom, Inc.	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.6
Alphabet, Inc., Class C	1.3
Tesla, Inc.	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced VP

Initial Class

Annual Shareholder Report

Transamerica Multi-Managed Balanced VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Multi-Managed Balanced VP (the "Portfolio") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$95	0.89%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 12.73%. For the same period, the S&P 500® Index returned 17.88%. The Bloomberg US Aggregate Bond Index returned 7.30% over the same period.

  During the fiscal year ended December 31, 2025, stock selection in the industrial cyclical, health services & systems and basic materials sectors detracted from performance relative to the S&P 500® Index (the “Equity Benchmark”), while stock selection in the hardware & semiconductors, financial services and REITs sectors contributed to relative performance.

  At the individual stock level, the top contributors to relative performance during the fiscal year included overweight positions in Seagate Technology Holdings PLC (“Seagate”), Howmet Aerospace, Inc. and Micron Technology, Inc.

  The top detractors from relative performance during the fiscal year included underweight positions in Palantir Technologies, Inc. and GE Aerospace, and an overweight position in ServiceNow, Inc.

  The fixed-income sleeve of the Portfolio maintained an overweight allocation to credit relative to the Bloomberg US Aggregate Bond Index (the “Fixed-Income Benchmark”) during the fiscal year ended December 31, 2025, and this positioning contributed to relative returns as the Portfolio generated additional yield compared to the Fixed-Income Benchmark.

  Overall duration positioning was generally managed in line with the Fixed-Income Benchmark, however, an overweight allocation to the 5-to-10-year portion of the yield curve contributed to relative performance due to changes in the yield curve during the period.

  Credit spread and other price-related impacts detracted from relative returns.

  At the sector level, security selection within investment grade corporate credit, an underweight allocation to government securities and a modest off-index allocation to high yield corporate credit were the most significant contributors to relative returns.

  Security selection in government securities detracted from relative performance, reflecting the Portfolio’s skew toward longer-duration U.S. Treasury securities to achieve desired overall duration positioning. An overweight allocation to asset-backed securities (“ABS”) and positioning in agency residential mortgage-backed securities (“agency RMBS”) also detracted from relative performance.

  Within corporate credit, security selection in banking, consumer non-cyclicals and technology contributed the most to relative returns, while allocations to electric utilities, technology and banking detracted.

  Over the period, the Portfolio’s sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Portfolio, however, exposures were adjusted during the period to achieve desired sub-sector positioning. Notable sub-sector changes included increased allocations to real estate investment trusts (“REITs”), banking and electric utilities, while allocations to energy, communications and technology were reduced.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Managed Balanced VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,713	$9,504	$10,138
2/29/2016	$9,690	$9,491	$10,210
3/31/2016	$10,116	$10,135	$10,303
4/30/2016	$10,178	$10,174	$10,343
5/31/2016	$10,303	$10,357	$10,345
6/30/2016	$10,326	$10,384	$10,531
7/31/2016	$10,613	$10,766	$10,598
8/31/2016	$10,618	$10,782	$10,586
9/30/2016	$10,602	$10,784	$10,580
10/31/2016	$10,481	$10,587	$10,499
11/30/2016	$10,650	$10,979	$10,250
12/31/2016	$10,764	$11,196	$10,265
1/31/2017	$10,917	$11,408	$10,285
2/28/2017	$11,200	$11,861	$10,354
3/31/2017	$11,217	$11,875	$10,349
4/30/2017	$11,330	$11,997	$10,428
5/31/2017	$11,427	$12,166	$10,509
6/30/2017	$11,443	$12,242	$10,498
7/31/2017	$11,605	$12,494	$10,543
8/31/2017	$11,674	$12,532	$10,638
9/30/2017	$11,781	$12,790	$10,587
10/31/2017	$11,938	$13,089	$10,593
11/30/2017	$12,152	$13,490	$10,580
12/31/2017	$12,251	$13,640	$10,628
1/31/2018	$12,597	$14,421	$10,506
2/28/2018	$12,234	$13,890	$10,406
3/31/2018	$12,053	$13,537	$10,473
4/30/2018	$12,028	$13,589	$10,395
5/31/2018	$12,210	$13,916	$10,469
6/30/2018	$12,259	$14,002	$10,456
7/31/2018	$12,556	$14,523	$10,459
8/31/2018	$12,807	$14,996	$10,526
9/30/2018	$12,833	$15,081	$10,458
10/31/2018	$12,181	$14,050	$10,376
11/30/2018	$12,381	$14,337	$10,438
12/31/2018	$11,773	$13,042	$10,629
1/31/2019	$12,398	$14,087	$10,742
2/28/2019	$12,615	$14,540	$10,736
3/31/2019	$12,841	$14,822	$10,942
4/30/2019	$13,172	$15,422	$10,945
5/31/2019	$12,720	$14,442	$11,139
6/30/2019	$13,311	$15,460	$11,279
7/31/2019	$13,423	$15,682	$11,304
8/31/2019	$13,389	$15,434	$11,597
9/30/2019	$13,512	$15,723	$11,535
10/31/2019	$13,719	$16,063	$11,570
11/30/2019	$14,030	$16,646	$11,564
12/31/2019	$14,303	$17,149	$11,556
1/31/2020	$14,416	$17,142	$11,778
2/29/2020	$13,851	$15,731	$11,990
3/31/2020	$12,654	$13,788	$11,920
4/30/2020	$13,776	$15,555	$12,132
5/31/2020	$14,237	$16,296	$12,188
6/30/2020	$14,501	$16,620	$12,265
7/31/2020	$15,114	$17,558	$12,448
8/31/2020	$15,779	$18,820	$12,348
9/30/2020	$15,361	$18,105	$12,341
10/31/2020	$15,082	$17,623	$12,286
11/30/2020	$16,137	$19,552	$12,406
12/31/2020	$16,535	$20,304	$12,423
1/31/2021	$16,426	$20,099	$12,334
2/28/2021	$16,565	$20,653	$12,156
3/31/2021	$16,983	$21,558	$12,005
4/30/2021	$17,629	$22,708	$12,099
5/31/2021	$17,719	$22,867	$12,139
6/30/2021	$18,027	$23,401	$12,224
7/31/2021	$18,366	$23,956	$12,361
8/31/2021	$18,653	$24,685	$12,337
9/30/2021	$18,016	$23,537	$12,230
10/31/2021	$18,844	$25,186	$12,227
11/30/2021	$18,801	$25,011	$12,263
12/31/2021	$19,311	$26,132	$12,232
1/31/2022	$18,579	$24,780	$11,968
2/28/2022	$18,165	$24,038	$11,835
3/31/2022	$18,345	$24,931	$11,506
4/30/2022	$17,103	$22,757	$11,069
5/31/2022	$17,145	$22,798	$11,141
6/30/2022	$16,158	$20,916	$10,966
7/31/2022	$17,220	$22,845	$11,234
8/31/2022	$16,603	$21,913	$10,917
9/30/2022	$15,394	$19,895	$10,445
10/31/2022	$15,980	$21,506	$10,310
11/30/2022	$16,762	$22,708	$10,689
12/31/2022	$16,127	$21,399	$10,641
1/31/2023	$16,946	$22,744	$10,968
2/28/2023	$16,555	$22,189	$10,684
3/31/2023	$17,068	$23,004	$10,956
4/30/2023	$17,288	$23,363	$11,022
5/31/2023	$17,275	$23,464	$10,902
6/30/2023	$17,960	$25,015	$10,863
7/31/2023	$18,314	$25,818	$10,856
8/31/2023	$18,126	$25,407	$10,786
9/30/2023	$17,421	$24,196	$10,512
10/31/2023	$17,100	$23,687	$10,346
11/30/2023	$18,331	$25,850	$10,815
12/31/2023	$19,100	$27,025	$11,229
1/31/2024	$19,305	$27,479	$11,198
2/29/2024	$19,831	$28,946	$11,040
3/31/2024	$20,292	$29,878	$11,142
4/30/2024	$19,626	$28,657	$10,860
5/31/2024	$20,343	$30,078	$11,044
6/30/2024	$20,882	$31,157	$11,149
7/31/2024	$21,151	$31,537	$11,409
8/31/2024	$21,611	$32,302	$11,573
9/30/2024	$21,965	$32,992	$11,728
10/31/2024	$21,651	$32,692	$11,437
11/30/2024	$22,429	$34,611	$11,558
12/31/2024	$21,897	$33,786	$11,369
1/31/2025	$22,210	$34,727	$11,430
2/28/2025	$22,238	$34,274	$11,681
3/31/2025	$21,461	$32,343	$11,685
4/30/2025	$21,392	$32,124	$11,731
5/31/2025	$22,156	$34,146	$11,647
6/30/2025	$23,015	$35,882	$11,826
7/31/2025	$23,301	$36,687	$11,795
8/31/2025	$23,696	$37,431	$11,936
9/30/2025	$24,238	$38,797	$12,067
10/31/2025	$24,572	$39,706	$12,142
11/30/2025	$24,684	$39,803	$12,217
12/31/2025	$24,684	$39,827	$12,199

Average Annual Total Returns

IBDC2	1 Year	5 Years	10 Years
Service Class	12.73%	8.34%	9.46%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$1,345,199,323
Number of Portfolio Holdings	648
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,113,078

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.5%
Corporate Debt Securities	13.9
U.S. Government Agency Obligations	9.5
U.S. Government Obligations	9.4
Commercial Paper	7.2
Mortgage-Backed Securities	2.7
Asset-Backed Securities	2.0
Repurchase Agreements	1.0
Short-Term U.S. Government Obligations	0.9
Foreign Government Obligations	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(7.4)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.0%
Apple, Inc.	4.3
Microsoft Corp.	4.1
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.7
Broadcom, Inc.	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.6
Alphabet, Inc., Class C	1.3
Tesla, Inc.	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced VP

Service Class

Annual Shareholder Report

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") seeks maximum real return, consistent with appreciation of capital. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 5.56%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 7.58%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 7.01% over the same period.

  The primary detractor from the Portfolio’s benchmark relative performance during the fiscal year ended December 31, 2025 was yield curve positioning. The sub-adviser positioned the Portfolio in anticipation of increased tariffs early in the fiscal year and with the view that the resulting re-shoring trade deals would lead to higher inflationary pressures over the remainder of the fiscal year and thus slowing the U.S. Federal Reserve’s (“Fed”) pace of interest rate cuts. However, the expected inflation from tariffs never materialized, and lower inflation levels allowed the Fed to cut interest rates an additional three times during the fiscal year.

  Asset allocation was the largest contributor to benchmark relative performance over the period as the Portfolio’s off-benchmark positions outperformed. Corporate industrial and financial bonds outperformed the U.S. Treasury Inflation Protected Securities Index, contributing to relative performance.

  Other non-U.S. inflation-linked notes also contributed to benchmark relative performance, including positions in Europe, Japan, and Australia.

  A small off-benchmark position in asset-backed securities and commercial mortgage-backed securities, exposure to New Zealand inflation-linked bonds, and the Portfolio’s cash position each detracted slightly from benchmark relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,052	$10,110	$10,148
2/29/2016	$10,126	$10,182	$10,262
3/31/2016	$10,315	$10,307	$10,446
4/30/2016	$10,378	$10,377	$10,482
5/31/2016	$10,325	$10,385	$10,408
6/30/2016	$10,504	$10,568	$10,624
7/31/2016	$10,577	$10,655	$10,716
8/31/2016	$10,581	$10,667	$10,668
9/30/2016	$10,623	$10,669	$10,727
10/31/2016	$10,581	$10,598	$10,684
11/30/2016	$10,401	$10,360	$10,479
12/31/2016	$10,412	$10,391	$10,468
1/31/2017	$10,496	$10,428	$10,556
2/28/2017	$10,539	$10,508	$10,606
3/31/2017	$10,528	$10,505	$10,600
4/30/2017	$10,602	$10,592	$10,663
5/31/2017	$10,623	$10,674	$10,659
6/30/2017	$10,560	$10,664	$10,558
7/31/2017	$10,613	$10,718	$10,604
8/31/2017	$10,693	$10,810	$10,717
9/30/2017	$10,651	$10,772	$10,649
10/31/2017	$10,683	$10,785	$10,671
11/30/2017	$10,704	$10,769	$10,685
12/31/2017	$10,768	$10,816	$10,783
1/31/2018	$10,736	$10,712	$10,691
2/28/2018	$10,651	$10,610	$10,587
3/31/2018	$10,725	$10,664	$10,698
4/30/2018	$10,704	$10,593	$10,692
5/31/2018	$10,704	$10,651	$10,738
6/30/2018	$10,725	$10,635	$10,781
7/31/2018	$10,725	$10,657	$10,729
8/31/2018	$10,748	$10,710	$10,806
9/30/2018	$10,694	$10,664	$10,692
10/31/2018	$10,575	$10,575	$10,539
11/30/2018	$10,575	$10,622	$10,589
12/31/2018	$10,629	$10,789	$10,647
1/31/2019	$10,791	$10,937	$10,790
2/28/2019	$10,802	$10,949	$10,789
3/31/2019	$11,019	$11,147	$10,987
4/30/2019	$11,063	$11,163	$11,024
5/31/2019	$11,182	$11,334	$11,206
6/30/2019	$11,280	$11,494	$11,302
7/31/2019	$11,355	$11,528	$11,342
8/31/2019	$11,566	$11,789	$11,612
9/30/2019	$11,465	$11,738	$11,454
10/31/2019	$11,477	$11,776	$11,483
11/30/2019	$11,488	$11,773	$11,501
12/31/2019	$11,521	$11,791	$11,544
1/31/2020	$11,744	$12,003	$11,787
2/29/2020	$11,855	$12,182	$11,950
3/31/2020	$11,310	$11,944	$11,740
4/30/2020	$11,688	$12,184	$12,066
5/31/2020	$11,788	$12,297	$12,103
6/30/2020	$11,955	$12,400	$12,238
7/31/2020	$12,233	$12,618	$12,519
8/31/2020	$12,298	$12,545	$12,656
9/30/2020	$12,298	$12,522	$12,609
10/31/2020	$12,242	$12,478	$12,527
11/30/2020	$12,435	$12,640	$12,668
12/31/2020	$12,559	$12,684	$12,813
1/31/2021	$12,559	$12,604	$12,856
2/28/2021	$12,344	$12,442	$12,649
3/31/2021	$12,367	$12,297	$12,625
4/30/2021	$12,514	$12,400	$12,801
5/31/2021	$12,639	$12,448	$12,957
6/30/2021	$12,718	$12,538	$13,035
7/31/2021	$12,967	$12,664	$13,383
8/31/2021	$12,957	$12,656	$13,359
9/30/2021	$12,865	$12,548	$13,263
10/31/2021	$12,968	$12,538	$13,414
11/30/2021	$13,037	$12,553	$13,534
12/31/2021	$13,072	$12,544	$13,577
1/31/2022	$12,842	$12,269	$13,302
2/28/2022	$12,830	$12,102	$13,416
3/31/2022	$12,727	$11,777	$13,166
4/30/2022	$12,428	$11,338	$12,897
5/31/2022	$12,302	$11,400	$12,769
6/30/2022	$11,980	$11,173	$12,365
7/31/2022	$12,382	$11,453	$12,904
8/31/2022	$12,108	$11,156	$12,560
9/30/2022	$11,438	$10,675	$11,729
10/31/2022	$11,533	$10,558	$11,875
11/30/2022	$11,785	$10,952	$12,092
12/31/2022	$11,737	$10,914	$11,968
1/31/2023	$11,977	$11,253	$12,188
2/28/2023	$11,857	$10,976	$12,020
3/31/2023	$12,096	$11,234	$12,368
4/30/2023	$12,108	$11,303	$12,382
5/31/2023	$12,024	$11,185	$12,233
6/30/2023	$12,036	$11,168	$12,192
7/31/2023	$12,060	$11,179	$12,207
8/31/2023	$12,008	$11,112	$12,099
9/30/2023	$11,791	$10,847	$11,875
10/31/2023	$11,715	$10,684	$11,789
11/30/2023	$12,046	$11,165	$12,108
12/31/2023	$12,402	$11,588	$12,435
1/31/2024	$12,390	$11,560	$12,457
2/29/2024	$12,300	$11,422	$12,323
3/31/2024	$12,402	$11,534	$12,424
4/30/2024	$12,199	$11,264	$12,215
5/31/2024	$12,364	$11,451	$12,425
6/30/2024	$12,466	$11,556	$12,522
7/31/2024	$12,632	$11,818	$12,745
8/31/2024	$12,764	$11,992	$12,845
9/30/2024	$12,910	$12,157	$13,038
10/31/2024	$12,751	$11,881	$12,804
11/30/2024	$12,844	$12,006	$12,866
12/31/2024	$12,658	$11,824	$12,663
1/31/2025	$12,764	$11,896	$12,827
2/28/2025	$12,963	$12,142	$13,106
3/31/2025	$12,989	$12,139	$13,191
4/30/2025	$12,989	$12,182	$13,206
5/31/2025	$12,963	$12,120	$13,128
6/30/2025	$13,121	$12,309	$13,254
7/31/2025	$13,135	$12,291	$13,270
8/31/2025	$13,239	$12,439	$13,474
9/30/2025	$13,335	$12,571	$13,532
10/31/2025	$13,404	$12,654	$13,580
11/30/2025	$13,417	$12,730	$13,606
12/31/2025	$13,363	$12,721	$13,551

Average Annual Total Returns

I3CA1	1 Year	5 Years	10 Years
Initial Class	5.56%	1.25%	2.94%
Bloomberg US Universal Bond IndexFootnote Reference(a)	7.58%	0.06%	2.44%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	7.01%	1.13%	3.09%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation-protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$86,938,372
Number of Portfolio Holdings	96
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$403,289
Average MaturityFootnote Reference§	6.75 years
DurationFootnote Reference†	5.93 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica PineBridge Inflation Opportunities VP

Initial Class

What did the Portfolio invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	52.2%
AAA	6.3
AA	5.3
A	17.3
BBB	17.7
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	52.2%
Foreign Government Obligations	31.6
Corporate Debt Securities	15.0
Other Investment Company	0.6
Short-Term Investment Companies	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	5.1%
Australia Government Bonds, 2.50%, 09/20/2030	5.0
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.7
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.7
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	3.5
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.9
Italy Buoni Poliennali Del Tesoro, 0.10%, 05/15/2033	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	2.9

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Annual Shareholder Report

Transamerica PineBridge Inflation Opportunities VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") seeks maximum real return, consistent with appreciation of capital. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.81%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 5.35%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 7.58%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 7.01% over the same period.

  The primary detractor from the Portfolio’s benchmark relative performance during the fiscal year ended December 31, 2025 was yield curve positioning. The sub-adviser positioned the Portfolio in anticipation of increased tariffs early in the fiscal year and with the view that the resulting re-shoring trade deals would lead to higher inflationary pressures over the remainder of the fiscal year and thus slowing the U.S. Federal Reserve’s (“Fed”) pace of interest rate cuts. However, the expected inflation from tariffs never materialized, and lower inflation levels allowed the Fed to cut interest rates an additional three times during the fiscal year.

  Asset allocation was the largest contributor to benchmark relative performance over the period as the Portfolio’s off-benchmark positions outperformed. Corporate industrial and financial bonds outperformed the U.S. Treasury Inflation Protected Securities Index, contributing to relative performance.

  Other non-U.S. inflation-linked notes also contributed to benchmark relative performance, including positions in Europe, Japan, and Australia.

  A small off-benchmark position in asset-backed securities and commercial mortgage-backed securities, exposure to New Zealand inflation-linked bonds, and the Portfolio’s cash position each detracted slightly from benchmark relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica PineBridge Inflation Opportunities VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,041	$10,110	$10,148
2/29/2016	$10,114	$10,182	$10,262
3/31/2016	$10,300	$10,307	$10,446
4/30/2016	$10,373	$10,377	$10,482
5/31/2016	$10,311	$10,385	$10,408
6/30/2016	$10,487	$10,568	$10,624
7/31/2016	$10,559	$10,655	$10,716
8/31/2016	$10,557	$10,667	$10,668
9/30/2016	$10,599	$10,669	$10,727
10/31/2016	$10,557	$10,598	$10,684
11/30/2016	$10,380	$10,360	$10,479
12/31/2016	$10,380	$10,391	$10,468
1/31/2017	$10,464	$10,428	$10,556
2/28/2017	$10,505	$10,508	$10,606
3/31/2017	$10,495	$10,505	$10,600
4/30/2017	$10,568	$10,592	$10,663
5/31/2017	$10,578	$10,674	$10,659
6/30/2017	$10,516	$10,664	$10,558
7/31/2017	$10,568	$10,718	$10,604
8/31/2017	$10,643	$10,810	$10,717
9/30/2017	$10,601	$10,772	$10,649
10/31/2017	$10,632	$10,785	$10,671
11/30/2017	$10,643	$10,769	$10,685
12/31/2017	$10,705	$10,816	$10,783
1/31/2018	$10,674	$10,712	$10,691
2/28/2018	$10,590	$10,610	$10,587
3/31/2018	$10,663	$10,664	$10,698
4/30/2018	$10,643	$10,593	$10,692
5/31/2018	$10,643	$10,651	$10,738
6/30/2018	$10,663	$10,635	$10,781
7/31/2018	$10,653	$10,657	$10,729
8/31/2018	$10,667	$10,710	$10,806
9/30/2018	$10,614	$10,664	$10,692
10/31/2018	$10,497	$10,575	$10,539
11/30/2018	$10,497	$10,622	$10,589
12/31/2018	$10,540	$10,789	$10,647
1/31/2019	$10,710	$10,937	$10,790
2/28/2019	$10,720	$10,949	$10,789
3/31/2019	$10,922	$11,147	$10,987
4/30/2019	$10,975	$11,163	$11,024
5/31/2019	$11,081	$11,334	$11,206
6/30/2019	$11,177	$11,494	$11,302
7/31/2019	$11,251	$11,528	$11,342
8/31/2019	$11,448	$11,789	$11,612
9/30/2019	$11,350	$11,738	$11,454
10/31/2019	$11,361	$11,776	$11,483
11/30/2019	$11,372	$11,773	$11,501
12/31/2019	$11,404	$11,791	$11,544
1/31/2020	$11,621	$12,003	$11,787
2/29/2020	$11,730	$12,182	$11,950
3/31/2020	$11,187	$11,944	$11,740
4/30/2020	$11,567	$12,184	$12,066
5/31/2020	$11,654	$12,297	$12,103
6/30/2020	$11,817	$12,400	$12,238
7/31/2020	$12,077	$12,618	$12,519
8/31/2020	$12,153	$12,545	$12,656
9/30/2020	$12,142	$12,522	$12,609
10/31/2020	$12,087	$12,478	$12,527
11/30/2020	$12,274	$12,640	$12,668
12/31/2020	$12,395	$12,684	$12,813
1/31/2021	$12,395	$12,604	$12,856
2/28/2021	$12,175	$12,442	$12,649
3/31/2021	$12,197	$12,297	$12,625
4/30/2021	$12,340	$12,400	$12,801
5/31/2021	$12,462	$12,448	$12,957
6/30/2021	$12,539	$12,538	$13,035
7/31/2021	$12,781	$12,664	$13,383
8/31/2021	$12,763	$12,656	$13,359
9/30/2021	$12,673	$12,548	$13,263
10/31/2021	$12,763	$12,538	$13,414
11/30/2021	$12,841	$12,553	$13,534
12/31/2021	$12,874	$12,544	$13,577
1/31/2022	$12,640	$12,269	$13,302
2/28/2022	$12,629	$12,102	$13,416
3/31/2022	$12,517	$11,777	$13,166
4/30/2022	$12,216	$11,338	$12,897
5/31/2022	$12,093	$11,400	$12,769
6/30/2022	$11,770	$11,173	$12,365
7/31/2022	$12,171	$11,453	$12,904
8/31/2022	$11,898	$11,156	$12,560
9/30/2022	$11,237	$10,675	$11,729
10/31/2022	$11,330	$10,558	$11,875
11/30/2022	$11,573	$10,952	$12,092
12/31/2022	$11,515	$10,914	$11,968
1/31/2023	$11,759	$11,253	$12,188
2/28/2023	$11,631	$10,976	$12,020
3/31/2023	$11,863	$11,234	$12,368
4/30/2023	$11,886	$11,303	$12,382
5/31/2023	$11,793	$11,185	$12,233
6/30/2023	$11,805	$11,168	$12,192
7/31/2023	$11,828	$11,179	$12,207
8/31/2023	$11,762	$11,112	$12,099
9/30/2023	$11,553	$10,847	$11,875
10/31/2023	$11,480	$10,684	$11,789
11/30/2023	$11,799	$11,165	$12,108
12/31/2023	$12,142	$11,588	$12,435
1/31/2024	$12,130	$11,560	$12,457
2/29/2024	$12,044	$11,422	$12,323
3/31/2024	$12,142	$11,534	$12,424
4/30/2024	$11,934	$11,264	$12,215
5/31/2024	$12,093	$11,451	$12,425
6/30/2024	$12,191	$11,556	$12,522
7/31/2024	$12,351	$11,818	$12,745
8/31/2024	$12,490	$11,992	$12,845
9/30/2024	$12,630	$12,157	$13,038
10/31/2024	$12,465	$11,881	$12,804
11/30/2024	$12,554	$12,006	$12,866
12/31/2024	$12,363	$11,824	$12,663
1/31/2025	$12,465	$11,896	$12,827
2/28/2025	$12,655	$12,142	$13,106
3/31/2025	$12,681	$12,139	$13,191
4/30/2025	$12,681	$12,182	$13,206
5/31/2025	$12,655	$12,120	$13,128
6/30/2025	$12,807	$12,309	$13,254
7/31/2025	$12,820	$12,291	$13,270
8/31/2025	$12,919	$12,439	$13,474
9/30/2025	$13,011	$12,571	$13,532
10/31/2025	$13,077	$12,654	$13,580
11/30/2025	$13,090	$12,730	$13,606
12/31/2025	$13,024	$12,721	$13,551

Average Annual Total Returns

I3CA2	1 Year	5 Years	10 Years
Service Class	5.35%	0.99%	2.68%
Bloomberg US Universal Bond IndexFootnote Reference(a)	7.58%	0.06%	2.44%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	7.01%	1.13%	3.09%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation-protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$86,938,372
Number of Portfolio Holdings	96
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$403,289
Average MaturityFootnote Reference§	6.75 years
DurationFootnote Reference†	5.93 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica PineBridge Inflation Opportunities VP

Service Class

What did the Portfolio invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	52.2%
AAA	6.3
AA	5.3
A	17.3
BBB	17.7
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	52.2%
Foreign Government Obligations	31.6
Corporate Debt Securities	15.0
Other Investment Company	0.6
Short-Term Investment Companies	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	5.1%
Australia Government Bonds, 2.50%, 09/20/2030	5.0
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.7
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.7
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	3.5
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.9
Italy Buoni Poliennali Del Tesoro, 0.10%, 05/15/2033	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	2.9

Transamerica PineBridge Inflation Opportunities VP

Service Class

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica PineBridge Inflation Opportunities VP

Service Class

Annual Shareholder Report

Transamerica ProFund UltraBear VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica ProFund UltraBear VP (the "Portfolio") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index. The Portfolio does not seek to achieve its stated objective over a period of time greater than a single day.  This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.24%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned -27.61%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The S&P 500 Index (the “Index”) is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  The Portfolio invests in derivatives that the Portfolio’s sub-adviser believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Portfolio seeks investment results for a single day, not for longer periods. The return of the Portfolio for periods longer than a single day will be the result of its return for each day compounded over that period. The Portfolio’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice the inverse (-2x) of the return of the Index for the same period.

  During the fiscal year ended December 31, 2025, the Portfolio invested in index futures contracts as a substitute for directly shorting stocks in order to seek returns for a single day that are inverse leveraged (-2x) to the returns of the Index for that day. During the fiscal year, these instruments detracted from Portfolio performance.

  The views expressed reflect the opinions of ProFund Advisors LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica ProFund UltraBear VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,899	$9,504
2/29/2016	$10,899	$9,491
3/31/2016	$9,438	$10,135
4/30/2016	$9,326	$10,174
5/31/2016	$8,989	$10,357
6/30/2016	$8,989	$10,384
7/31/2016	$8,315	$10,766
8/31/2016	$8,315	$10,782
9/30/2016	$8,202	$10,784
10/31/2016	$8,539	$10,587
11/30/2016	$7,978	$10,979
12/31/2016	$7,640	$11,196
1/31/2017	$7,303	$11,408
2/28/2017	$6,742	$11,861
3/31/2017	$6,742	$11,875
4/30/2017	$6,629	$11,997
5/31/2017	$6,517	$12,166
6/30/2017	$6,404	$12,242
7/31/2017	$6,180	$12,494
8/31/2017	$6,067	$12,532
9/30/2017	$5,618	$13,089
10/31/2017	$5,281	$13,490
12/31/2017	$5,169	$13,640
1/31/2018	$4,607	$14,421
2/28/2018	$4,944	$13,890
3/31/2018	$5,169	$13,537
4/30/2018	$5,169	$13,589
5/31/2018	$4,944	$13,916
6/30/2018	$4,831	$14,002
7/31/2018	$4,494	$14,523
8/31/2018	$4,270	$14,996
9/30/2018	$4,157	$15,081
10/31/2018	$4,831	$14,050
11/30/2018	$4,607	$14,337
12/31/2018	$5,506	$13,042
1/31/2019	$4,719	$14,087
2/28/2019	$4,382	$14,540
3/31/2019	$4,270	$14,822
4/30/2019	$3,933	$15,422
5/31/2019	$4,494	$14,442
6/30/2019	$3,933	$15,460
7/31/2019	$3,820	$15,682
8/31/2019	$3,933	$15,434
9/30/2019	$3,820	$15,723
10/31/2019	$3,596	$16,063
11/30/2019	$3,371	$16,646
12/31/2019	$3,146	$17,149
1/31/2020	$3,146	$17,142
2/29/2020	$3,708	$15,731
3/31/2020	$3,708	$13,788
4/30/2020	$2,697	$15,555
5/31/2020	$2,472	$16,296
6/30/2020	$2,360	$16,620
7/31/2020	$2,022	$17,558
8/31/2020	$1,804	$18,820
9/30/2020	$1,917	$18,105
10/31/2020	$2,030	$17,623
11/30/2020	$1,579	$19,552
12/31/2020	$1,466	$20,304
1/31/2021	$1,466	$20,099
2/28/2021	$1,466	$20,653
3/31/2021	$1,353	$21,558
4/30/2021	$1,128	$22,708
5/31/2021	$1,128	$22,867
6/30/2021	$1,128	$23,401
7/31/2021	$1,015	$23,956
8/31/2021	$1,015	$24,685
9/30/2021	$1,015	$23,537
10/31/2021	$902	$25,186
11/30/2021	$902	$25,011
12/31/2021	$902	$26,132
1/31/2022	$944	$24,780
2/28/2022	$991	$24,038
3/31/2022	$906	$24,931
4/30/2022	$1,074	$22,757
5/31/2022	$1,048	$22,798
6/30/2022	$1,222	$20,916
7/31/2022	$1,017	$22,845
8/31/2022	$1,096	$21,913
9/30/2022	$1,312	$19,895
10/31/2022	$1,109	$21,506
11/30/2022	$986	$22,708
12/31/2022	$1,110	$21,399
1/31/2023	$984	$22,744
2/28/2023	$1,038	$22,189
3/31/2023	$969	$23,004
4/30/2023	$944	$23,363
5/31/2023	$941	$23,464
6/30/2023	$835	$25,015
7/31/2023	$790	$25,818
8/31/2023	$823	$25,407
9/30/2023	$915	$24,196
10/31/2023	$962	$23,687
11/30/2023	$812	$25,850
12/31/2023	$747	$27,025
1/31/2024	$731	$27,479
2/29/2024	$664	$28,946
3/31/2024	$629	$29,878
4/30/2024	$687	$28,657
5/31/2024	$629	$30,078
6/30/2024	$592	$31,157
7/31/2024	$582	$31,537
8/31/2024	$556	$32,302
9/30/2024	$537	$32,992
10/31/2024	$550	$32,692
11/30/2024	$493	$34,611
12/31/2024	$523	$33,786
1/31/2025	$499	$34,727
2/28/2025	$516	$34,274
3/31/2025	$578	$32,343
4/30/2025	$559	$32,124
5/31/2025	$496	$34,146
6/30/2025	$451	$35,882
7/31/2025	$435	$36,687
8/31/2025	$420	$37,431
9/30/2025	$394	$38,797
10/31/2025	$377	$39,706
11/30/2025	$377	$39,803
12/31/2025	$379	$39,827

Average Annual Total Returns

IXFRA	1 Year	5 Years	10 Years
Service Class	(27.61)%	(23.71)%	(27.92)%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$9,181,482
Number of Portfolio Holdings (Including Derivatives)	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$60,711

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Short-Term Investment Companies	68.5%
Repurchase Agreements	17.0
Net Other Assets (Liabilities)Footnote Reference^	14.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica ProFund UltraBear VP

Service Class

Top Holdings (Percentage of Net Assets)

Dreyfus Treasury & Agency Cash Management, 3.65%	17.3%
UBS Select Treasury Preferred Fund, 3.71%	17.1
BlackRock Liquidity Funds T-Fund, 3.65%	17.1
State Street Institutional U.S. Government Money Market Fund, 3.74%	17.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ProFund UltraBear VP

Service Class

Annual Shareholder Report

Transamerica S&P 500 Index VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica S&P 500 Index VP (the "Portfolio") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$14	0.13%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 17.65%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The Portfolio seeks investment results, before fees and expenses, that correspond to the price and yield performance of the S&P 500® Index (the “Index”). Under normal circumstances, the Portfolio intends to invest substantially all of its assets in securities of companies included in the Index. The Portfolio’s sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight.

  The Index is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  On an asset weighted basis, the information technology, communication services and financials sectors contributed the most to Portfolio performance during the fiscal year ended December 31, 2025, while the materials, energy and real estate sectors contributed the least.

  At the stock level, NVIDIA Corporation, Microsoft Corporation, and Alphabet Inc., contributed the most to Portfolio performance during the fiscal year, while UnitedHealth Group Incorporated, Salesforce, Inc. and Fiserv, Inc. detracted the most from Portfolio performance, on an asset weighted basis.

  The primary drivers of tracking difference between the returns of the Portfolio and the returns of the Index during the fiscal year were Portfolio fees and expenses, slight mismatches in security weightings relative to the Index, cash and futures drag, and transaction costs.

  The views expressed reflect the opinions of SSGA Funds Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica S&P 500 Index VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	S&P 500® Index
1/12/2018	$10,000	$10,000
1/31/2018	$10,136	$10,207
2/28/2018	$9,763	$9,831
3/31/2018	$9,508	$9,581
4/30/2018	$9,542	$9,618
5/31/2018	$9,763	$9,849
6/30/2018	$9,822	$9,910
7/31/2018	$10,186	$10,279
8/31/2018	$10,512	$10,614
9/30/2018	$10,572	$10,674
10/31/2018	$9,849	$9,944
11/30/2018	$10,044	$10,147
12/31/2018	$9,134	$9,231
1/31/2019	$9,857	$9,971
2/28/2019	$10,180	$10,291
3/31/2019	$10,376	$10,491
4/30/2019	$10,793	$10,916
5/31/2019	$10,112	$10,222
6/30/2019	$10,818	$10,942
7/31/2019	$10,971	$11,100
8/31/2019	$10,798	$10,924
9/30/2019	$10,994	$11,128
10/31/2019	$11,234	$11,369
11/30/2019	$11,635	$11,782
12/31/2019	$11,986	$12,137
1/31/2020	$11,977	$12,133
2/29/2020	$10,994	$11,134
3/31/2020	$9,635	$9,759
4/30/2020	$10,866	$11,010
5/31/2020	$11,387	$11,534
6/30/2020	$11,610	$11,764
7/31/2020	$12,259	$12,427
8/31/2020	$13,145	$13,320
9/30/2020	$12,635	$12,814
10/31/2020	$12,298	$12,473
11/30/2020	$13,646	$13,839
12/31/2020	$14,165	$14,371
1/31/2021	$14,018	$14,226
2/28/2021	$14,407	$14,618
3/31/2021	$15,038	$15,258
4/30/2021	$15,833	$16,072
5/31/2021	$15,945	$16,185
6/30/2021	$16,317	$16,562
7/31/2021	$16,697	$16,956
8/31/2021	$17,200	$17,471
9/30/2021	$16,402	$16,659
10/31/2021	$17,546	$17,826
11/30/2021	$17,422	$17,702
12/31/2021	$18,202	$18,496
1/31/2022	$17,253	$17,539
2/28/2022	$16,739	$17,013
3/31/2022	$17,360	$17,645
4/30/2022	$15,843	$16,107
5/31/2022	$15,869	$16,136
6/30/2022	$14,557	$14,804
7/31/2022	$15,896	$16,169
8/31/2022	$15,249	$15,510
9/30/2022	$13,839	$14,081
10/31/2022	$14,967	$15,221
11/30/2022	$15,794	$16,072
12/31/2022	$14,885	$15,146
1/31/2023	$15,812	$16,098
2/28/2023	$15,431	$15,705
3/31/2023	$15,994	$16,282
4/30/2023	$16,240	$16,536
5/31/2023	$16,313	$16,608
6/30/2023	$17,385	$17,705
7/31/2023	$17,940	$18,274
8/31/2023	$17,650	$17,983
9/30/2023	$16,811	$17,125
10/31/2023	$16,457	$16,765
11/30/2023	$17,948	$18,296
12/31/2023	$18,768	$19,128
1/31/2024	$19,076	$19,449
2/29/2024	$20,092	$20,487
3/31/2024	$20,744	$21,147
4/30/2024	$19,896	$20,283
5/31/2024	$20,874	$21,289
6/30/2024	$21,620	$22,052
7/31/2024	$21,881	$22,321
8/31/2024	$22,412	$22,862
9/30/2024	$22,881	$23,351
10/31/2024	$22,671	$23,139
11/30/2024	$24,002	$24,497
12/31/2024	$23,427	$23,913
1/31/2025	$24,079	$24,579
2/28/2025	$23,763	$24,258
3/31/2025	$22,422	$22,892
4/30/2025	$22,259	$22,736
5/31/2025	$23,657	$24,167
6/30/2025	$24,854	$25,396
7/31/2025	$25,410	$25,966
8/31/2025	$25,920	$26,493
9/30/2025	$26,862	$27,460
10/31/2025	$27,493	$28,103
11/30/2025	$27,551	$28,172
12/31/2025	$27,561	$28,189

Average Annual Total Returns

I9CJ1	1 Year	5 Years	Since Inception 1/12/18
Initial Class	17.65%	14.24%	13.57%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	13.89%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$1,428,079,228
Number of Portfolio Holdings	504
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (net of waivers and reimbursements)	$997,182

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	34.4%
Financials	13.4
Communication Services	10.6
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Materials	1.8
Real Estate	1.8
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica S&P 500 Index VP

Initial Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.9
Microsoft Corp.	6.1
Amazon.com, Inc.	3.8
Alphabet, Inc., Class A	3.1
Broadcom, Inc.	2.8
Alphabet, Inc., Class C	2.5
Meta Platforms, Inc., Class A	2.5
Tesla, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.6

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica S&P 500 Index VP

Initial Class

Annual Shareholder Report

Transamerica S&P 500 Index VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica S&P 500 Index VP (the "Portfolio") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.38%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 17.37%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The Portfolio seeks investment results, before fees and expenses, that correspond to the price and yield performance of the S&P 500® Index (the “Index”). Under normal circumstances, the Portfolio intends to invest substantially all of its assets in securities of companies included in the Index. The Portfolio’s sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight.

  The Index is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  On an asset weighted basis, the information technology, communication services and financials sectors contributed the most to Portfolio performance during the fiscal year ended December 31, 2025, while the materials, energy and real estate sectors contributed the least.

  At the stock level, NVIDIA Corporation, Microsoft Corporation, and Alphabet Inc., contributed the most to Portfolio performance during the fiscal year, while UnitedHealth Group Incorporated, Salesforce, Inc. and Fiserv, Inc. detracted the most from Portfolio performance, on an asset weighted basis.

  The primary drivers of tracking difference between the returns of the Portfolio and the returns of the Index during the fiscal year were Portfolio fees and expenses, slight mismatches in security weightings relative to the Index, cash and futures drag, and transaction costs.

  The views expressed reflect the opinions of SSGA Funds Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica S&P 500 Index VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	S&P 500® Index
5/1/2017	$10,000	$10,000
6/30/2017	$10,140	$10,141
7/31/2017	$10,190	$10,204
8/31/2017	$10,390	$10,414
9/30/2017	$10,420	$10,446
10/31/2017	$10,890	$10,910
11/30/2017	$11,210	$11,245
12/31/2017	$11,320	$11,370
1/31/2018	$11,960	$12,021
2/28/2018	$11,510	$11,578
3/31/2018	$11,220	$11,283
4/30/2018	$11,260	$11,327
5/31/2018	$11,520	$11,599
6/30/2018	$11,590	$11,671
7/31/2018	$12,010	$12,105
8/31/2018	$12,391	$12,500
9/30/2018	$12,461	$12,571
10/31/2018	$11,598	$11,711
11/30/2018	$11,829	$11,950
12/31/2018	$10,755	$10,871
1/31/2019	$11,608	$11,742
2/28/2019	$11,989	$12,119
3/31/2019	$12,220	$12,355
4/30/2019	$12,702	$12,855
5/31/2019	$11,899	$12,038
6/30/2019	$12,722	$12,887
7/31/2019	$12,902	$13,072
8/31/2019	$12,698	$12,865
9/30/2019	$12,930	$13,105
10/31/2019	$13,202	$13,389
11/30/2019	$13,675	$13,875
12/31/2019	$14,078	$14,294
1/31/2020	$14,068	$14,288
2/29/2020	$12,909	$13,112
3/31/2020	$11,307	$11,493
4/30/2020	$12,758	$12,966
5/31/2020	$13,363	$13,584
6/30/2020	$13,625	$13,854
7/31/2020	$14,391	$14,635
8/31/2020	$15,418	$15,687
9/30/2020	$14,818	$15,091
10/31/2020	$14,421	$14,689
11/30/2020	$15,999	$16,297
12/31/2020	$16,609	$16,924
1/31/2021	$16,426	$16,753
2/28/2021	$16,884	$17,215
3/31/2021	$17,607	$17,969
4/30/2021	$18,543	$18,928
5/31/2021	$18,665	$19,060
6/30/2021	$19,092	$19,505
7/31/2021	$19,540	$19,969
8/31/2021	$20,124	$20,576
9/30/2021	$19,185	$19,619
10/31/2021	$20,521	$20,993
11/30/2021	$20,375	$20,848
12/31/2021	$21,282	$21,782
1/31/2022	$20,166	$20,655
2/28/2022	$19,561	$20,036
3/31/2022	$20,281	$20,780
4/30/2022	$18,507	$18,968
5/31/2022	$18,539	$19,003
6/30/2022	$16,995	$17,435
7/31/2022	$18,559	$19,042
8/31/2022	$17,796	$18,266
9/30/2022	$16,153	$16,583
10/31/2022	$17,455	$17,926
11/30/2022	$18,426	$18,928
12/31/2022	$17,359	$17,837
1/31/2023	$18,436	$18,958
2/28/2023	$17,988	$18,495
3/31/2023	$18,639	$19,174
4/30/2023	$18,916	$19,474
5/31/2023	$19,002	$19,558
6/30/2023	$20,250	$20,851
7/31/2023	$20,890	$21,521
8/31/2023	$20,549	$21,178
9/30/2023	$19,567	$20,168
10/31/2023	$19,141	$19,744
11/30/2023	$20,887	$21,547
12/31/2023	$21,826	$22,526
1/31/2024	$22,186	$22,905
2/29/2024	$23,365	$24,128
3/31/2024	$24,107	$24,904
4/30/2024	$23,114	$23,887
5/31/2024	$24,249	$25,071
6/30/2024	$25,122	$25,971
7/31/2024	$25,416	$26,287
8/31/2024	$26,018	$26,925
9/30/2024	$26,567	$27,500
10/31/2024	$26,320	$27,250
11/30/2024	$27,855	$28,850
12/31/2024	$27,183	$28,162
1/31/2025	$27,933	$28,946
2/28/2025	$27,564	$28,569
3/31/2025	$25,996	$26,959
4/30/2025	$25,805	$26,776
5/31/2025	$27,418	$28,462
6/30/2025	$28,796	$29,909
7/31/2025	$29,434	$30,580
8/31/2025	$30,022	$31,200
9/30/2025	$31,110	$32,339
10/31/2025	$31,824	$33,096
11/30/2025	$31,892	$33,177
12/31/2025	$31,903	$33,197

Average Annual Total Returns

I9CJ2	1 Year	5 Years	Since Inception 5/1/17
Service Class	17.37%	13.95%	14.32%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.84%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$1,428,079,228
Number of Portfolio Holdings	504
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (net of waivers and reimbursements)	$997,182

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	34.4%
Financials	13.4
Communication Services	10.6
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Materials	1.8
Real Estate	1.8
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica S&P 500 Index VP

Service Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.9
Microsoft Corp.	6.1
Amazon.com, Inc.	3.8
Alphabet, Inc., Class A	3.1
Broadcom, Inc.	2.8
Alphabet, Inc., Class C	2.5
Meta Platforms, Inc., Class A	2.5
Tesla, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.6

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica S&P 500 Index VP

Service Class

Annual Shareholder Report

Transamerica Small/Mid Cap Value VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Small/Mid Cap Value VP (the "Portfolio") seeks to maximize total return. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$85	0.81%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.81%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 2500™ Value Index, returned 12.73% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 2500TM Value Index, a benchmark of the Portfolio.

  The small cap sleeve’s top contributors to relative performance during the fiscal year included companies that support the artificial intelligence (“AI”) supply chain. Comfort Systems USA and EMCOR Group benefitted from growing backlogs related to the development of data centers and semiconductor factories. Tower Semiconductor also contributed to relative performance, reflecting increased demand for optical connectivity used in data centers implementing AI.

  The most significant detractor from relative performance in the small cap sleeve was Columbus McKinnon, which was sold from the Portfolio following the announcement that it would increase leverage to acquire Kito Crosby Ltd. Perrigo Co., an over-the-counter drug provider, and Progress Software, which provides software development and data integration platforms, also detracted from relative performance. Perrigo underperformed due to weaker sales following prior quality issues. Progress Software underperformed due to market concerns about competitive disruption from AI.

  The mid-cap sleeve’s primary contributors to relative performance during the fiscal year were real estate and utilities. Within real estate, the mid-cap sleeve’s underweight allocation was the primary contributor to relative returns. The mid-cap sleeve’s position in JBG Smith Properties, a Washington, D.C.-based real estate developer and operator, was the primary contributor to relative performance, driven by improved operating results and share repurchase activity. Within utilities, the mid-cap sleeve’s overweight allocation and positive security selection contributed to relative performance, led by a position in National Fuel Gas Company.

  The primary detractors from relative performance in the mid-cap sleeve were healthcare and technology. Within healthcare, an overweight allocation and positions in Perrigo Co., a manufacturer of over-the-counter drugs, and Baxter International, a manufacturer of medical products and equipment, were the primary detractors from relative performance. Within technology, an underweight allocation to hardware and software and position in Clarivate were the primary detractors from relative performance.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small/Mid Cap Value VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Russell 3000® Index	Russell 2500™ Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,275	$9,436	$9,387
2/29/2016	$9,228	$9,433	$9,488
3/31/2016	$10,115	$10,097	$10,333
4/30/2016	$10,219	$10,159	$10,534
5/31/2016	$10,459	$10,341	$10,720
6/30/2016	$10,324	$10,362	$10,784
7/31/2016	$10,778	$10,774	$11,275
8/31/2016	$10,969	$10,801	$11,376
9/30/2016	$10,986	$10,818	$11,451
10/31/2016	$10,701	$10,584	$11,108
11/30/2016	$11,797	$11,058	$12,173
12/31/2016	$12,113	$11,274	$12,520
1/31/2017	$12,288	$11,486	$12,589
2/28/2017	$12,649	$11,913	$12,823
3/31/2017	$12,708	$11,921	$12,723
4/30/2017	$12,795	$12,047	$12,710
5/31/2017	$12,789	$12,171	$12,434
6/30/2017	$12,994	$12,280	$12,765
7/31/2017	$13,215	$12,512	$12,864
8/31/2017	$12,871	$12,536	$12,641
9/30/2017	$13,255	$12,842	$13,254
10/31/2017	$13,339	$13,122	$13,326
11/30/2017	$13,938	$13,521	$13,762
12/31/2017	$13,996	$13,656	$13,817
1/31/2018	$14,296	$14,375	$13,991
2/28/2018	$13,743	$13,846	$13,304
3/31/2018	$13,821	$13,568	$13,451
4/30/2018	$13,788	$13,619	$13,597
5/31/2018	$14,048	$14,004	$14,156
6/30/2018	$14,302	$14,095	$14,231
7/31/2018	$14,660	$14,563	$14,514
8/31/2018	$14,978	$15,074	$14,844
9/30/2018	$14,761	$15,099	$14,611
10/31/2018	$13,696	$13,988	$13,362
11/30/2018	$13,935	$14,268	$13,615
12/31/2018	$12,393	$12,940	$12,110
1/31/2019	$13,689	$14,051	$13,463
2/28/2019	$14,131	$14,545	$13,883
3/31/2019	$14,015	$14,757	$13,698
4/30/2019	$14,580	$15,346	$14,178
5/31/2019	$13,588	$14,353	$13,109
6/30/2019	$14,464	$15,361	$13,957
7/31/2019	$14,602	$15,590	$14,048
8/31/2019	$13,918	$15,272	$13,364
9/30/2019	$14,626	$15,540	$13,975
10/31/2019	$14,793	$15,874	$14,177
11/30/2019	$15,128	$16,478	$14,525
12/31/2019	$15,525	$16,954	$14,963
1/31/2020	$15,104	$16,935	$14,418
2/29/2020	$13,600	$15,549	$13,028
3/31/2020	$10,393	$13,410	$9,780
4/30/2020	$11,738	$15,187	$11,073
5/31/2020	$12,318	$15,999	$11,579
6/30/2020	$12,446	$16,364	$11,794
7/31/2020	$12,820	$17,294	$12,149
8/31/2020	$13,308	$18,546	$12,701
9/30/2020	$12,870	$17,871	$12,212
10/31/2020	$13,165	$17,485	$12,488
11/30/2020	$15,227	$19,613	$14,673
12/31/2020	$16,153	$20,495	$15,693
1/31/2021	$16,296	$20,404	$16,040
2/28/2021	$17,567	$21,042	$17,467
3/31/2021	$18,711	$21,796	$18,334
4/30/2021	$19,494	$22,919	$19,121
5/31/2021	$19,949	$23,024	$19,509
6/30/2021	$19,612	$23,592	$19,252
7/31/2021	$19,452	$23,991	$18,970
8/31/2021	$19,882	$24,675	$19,370
9/30/2021	$19,332	$23,568	$18,853
10/31/2021	$20,026	$25,161	$19,749
11/30/2021	$19,484	$24,778	$19,061
12/31/2021	$20,695	$25,754	$20,053
1/31/2022	$20,136	$24,239	$19,034
2/28/2022	$20,229	$23,628	$19,344
3/31/2022	$20,518	$24,395	$19,752
4/30/2022	$19,476	$22,206	$18,413
5/31/2022	$20,289	$22,176	$18,765
6/30/2022	$18,400	$20,321	$16,712
7/31/2022	$19,772	$22,227	$18,329
8/31/2022	$19,066	$21,397	$17,754
9/30/2022	$17,192	$19,413	$15,959
10/31/2022	$18,915	$21,005	$17,644
11/30/2022	$19,893	$22,102	$18,530
12/31/2022	$18,976	$20,808	$17,429
1/31/2023	$20,447	$22,241	$19,170
2/28/2023	$19,863	$21,721	$18,628
3/31/2023	$19,167	$22,302	$17,672
4/30/2023	$19,097	$22,539	$17,437
5/31/2023	$18,432	$22,627	$16,939
6/30/2023	$19,822	$24,172	$18,445
7/31/2023	$20,790	$25,039	$19,526
8/31/2023	$20,417	$24,555	$18,774
9/30/2023	$19,596	$23,386	$17,769
10/31/2023	$18,741	$22,766	$16,772
11/30/2023	$19,945	$24,888	$18,294
12/31/2023	$21,328	$26,209	$20,214
1/31/2024	$21,081	$26,499	$19,647
2/29/2024	$21,801	$27,933	$20,435
3/31/2024	$22,892	$28,835	$21,441
4/30/2024	$21,722	$27,566	$20,093
5/31/2024	$22,363	$28,868	$20,940
6/30/2024	$21,789	$29,762	$20,518
7/31/2024	$23,657	$30,315	$22,180
8/31/2024	$23,534	$30,975	$22,179
9/30/2024	$23,534	$31,616	$22,494
10/31/2024	$23,229	$31,384	$22,210
11/30/2024	$24,846	$33,471	$24,170
12/31/2024	$23,218	$32,448	$22,434
1/31/2025	$23,803	$33,473	$23,198
2/28/2025	$23,323	$32,831	$22,340
3/31/2025	$22,679	$30,916	$21,126
4/30/2025	$21,952	$30,709	$20,515
5/31/2025	$22,655	$32,655	$21,686
6/30/2025	$23,417	$34,314	$22,666
7/31/2025	$23,581	$35,070	$23,060
8/31/2025	$24,981	$35,881	$24,270
9/30/2025	$24,928	$37,120	$24,519
10/31/2025	$24,466	$37,915	$24,455
11/30/2025	$25,205	$38,019	$25,159
12/31/2025	$25,496	$38,012	$25,291

Average Annual Total Returns

I9DC1	1 Year	5 Years	10 Years
Initial Class	9.81%	9.56%	9.81%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 2500™ Value IndexFootnote Reference(b)	12.73%	10.02%	9.72%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe, and is comprised of Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$531,331,934
Number of Portfolio Holdings	222
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,906,518

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.0%
Health Care	13.9
Industrials	13.2
Consumer Staples	10.3
Information Technology	8.0
Materials	7.7
Consumer Discretionary	6.8
Communication Services	6.6
Energy	6.4
Utilities	4.6
Real Estate	4.3
Repurchase Agreements	3.2
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value VP

Initial Class

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Kraft Heinz Co.	1.5
LKQ Corp.	1.5
Graphic Packaging Holding Co.	1.5
Dominion Energy, Inc.	1.4
Evergy, Inc.	1.3
Gaming & Leisure Properties, Inc.	1.3
Conagra Brands, Inc.	1.3
Perrigo Co. PLC	1.3
Jazz Pharmaceuticals PLC	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value VP

Initial Class

Annual Shareholder Report

Transamerica Small/Mid Cap Value VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica Small/Mid Cap Value VP (the "Portfolio") seeks to maximize total return. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.06%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.51%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 2500™ Value Index, returned 12.73% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 2500TM Value Index, a benchmark of the Portfolio.

  The small cap sleeve’s top contributors to relative performance during the fiscal year included companies that support the artificial intelligence (“AI”) supply chain. Comfort Systems USA and EMCOR Group benefitted from growing backlogs related to the development of data centers and semiconductor factories. Tower Semiconductor also contributed to relative performance, reflecting increased demand for optical connectivity used in data centers implementing AI.

  The most significant detractor from relative performance in the small cap sleeve was Columbus McKinnon, which was sold from the Portfolio following the announcement that it would increase leverage to acquire Kito Crosby Ltd. Perrigo Co., an over-the-counter drug provider, and Progress Software, which provides software development and data integration platforms, also detracted from relative performance. Perrigo underperformed due to weaker sales following prior quality issues. Progress Software underperformed due to market concerns about competitive disruption from AI.

  The mid-cap sleeve’s primary contributors to relative performance during the fiscal year were real estate and utilities. Within real estate, the mid-cap sleeve’s underweight allocation was the primary contributor to relative returns. The mid-cap sleeve’s position in JBG Smith Properties, a Washington, D.C.-based real estate developer and operator, was the primary contributor to relative performance, driven by improved operating results and share repurchase activity. Within utilities, the mid-cap sleeve’s overweight allocation and positive security selection contributed to relative performance, led by a position in National Fuel Gas Company.

  The primary detractors from relative performance in the mid-cap sleeve were healthcare and technology. Within healthcare, an overweight allocation and positions in Perrigo Co., a manufacturer of over-the-counter drugs, and Baxter International, a manufacturer of medical products and equipment, were the primary detractors from relative performance. Within technology, an underweight allocation to hardware and software and position in Clarivate were the primary detractors from relative performance.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small/Mid Cap Value VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Russell 3000® Index	Russell 2500™ Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,270	$9,436	$9,387
2/29/2016	$9,223	$9,433	$9,488
3/31/2016	$10,106	$10,097	$10,333
4/30/2016	$10,213	$10,159	$10,534
5/31/2016	$10,447	$10,341	$10,720
6/30/2016	$10,309	$10,362	$10,784
7/31/2016	$10,767	$10,774	$11,275
8/31/2016	$10,950	$10,801	$11,376
9/30/2016	$10,968	$10,818	$11,451
10/31/2016	$10,676	$10,584	$11,108
11/30/2016	$11,771	$11,058	$12,173
12/31/2016	$12,080	$11,274	$12,520
1/31/2017	$12,253	$11,486	$12,589
2/28/2017	$12,610	$11,913	$12,823
3/31/2017	$12,670	$11,921	$12,723
4/30/2017	$12,753	$12,047	$12,710
5/31/2017	$12,747	$12,171	$12,434
6/30/2017	$12,943	$12,280	$12,765
7/31/2017	$13,158	$12,512	$12,864
8/31/2017	$12,815	$12,536	$12,641
9/30/2017	$13,200	$12,842	$13,254
10/31/2017	$13,280	$13,122	$13,326
11/30/2017	$13,871	$13,521	$13,762
12/31/2017	$13,924	$13,656	$13,817
1/31/2018	$14,222	$14,375	$13,991
2/28/2018	$13,671	$13,846	$13,304
3/31/2018	$13,744	$13,568	$13,451
4/30/2018	$13,711	$13,619	$13,597
5/31/2018	$13,964	$14,004	$14,156
6/30/2018	$14,216	$14,095	$14,231
7/31/2018	$14,568	$14,563	$14,514
8/31/2018	$14,876	$15,074	$14,844
9/30/2018	$14,662	$15,099	$14,611
10/31/2018	$13,597	$13,988	$13,362
11/30/2018	$13,834	$14,268	$13,615
12/31/2018	$12,303	$12,940	$12,110
1/31/2019	$13,583	$14,051	$13,463
2/28/2019	$14,019	$14,545	$13,883
3/31/2019	$13,900	$14,757	$13,698
4/30/2019	$14,455	$15,346	$14,178
5/31/2019	$13,472	$14,353	$13,109
6/30/2019	$14,337	$15,361	$13,957
7/31/2019	$14,477	$15,590	$14,048
8/31/2019	$13,788	$15,272	$13,364
9/30/2019	$14,486	$15,540	$13,975
10/31/2019	$14,649	$15,874	$14,177
11/30/2019	$14,982	$16,478	$14,525
12/31/2019	$15,372	$16,954	$14,963
1/31/2020	$14,949	$16,935	$14,418
2/29/2020	$13,463	$15,549	$13,028
3/31/2020	$10,278	$13,410	$9,780
4/30/2020	$11,610	$15,187	$11,073
5/31/2020	$12,187	$15,999	$11,579
6/30/2020	$12,309	$16,364	$11,794
7/31/2020	$12,674	$17,294	$12,149
8/31/2020	$13,156	$18,546	$12,701
9/30/2020	$12,709	$17,871	$12,212
10/31/2020	$13,010	$17,485	$12,488
11/30/2020	$15,036	$19,613	$14,673
12/31/2020	$15,947	$20,495	$15,693
1/31/2021	$16,093	$20,404	$16,040
2/28/2021	$17,338	$21,042	$17,467
3/31/2021	$18,471	$21,796	$18,334
4/30/2021	$19,236	$22,919	$19,121
5/31/2021	$19,682	$23,024	$19,509
6/30/2021	$19,347	$23,592	$19,252
7/31/2021	$19,184	$23,991	$18,970
8/31/2021	$19,597	$24,675	$19,370
9/30/2021	$19,053	$23,568	$18,853
10/31/2021	$19,735	$25,161	$19,749
11/30/2021	$19,191	$24,778	$19,061
12/31/2021	$20,382	$25,754	$20,053
1/31/2022	$19,830	$24,239	$19,034
2/28/2022	$19,916	$23,628	$19,344
3/31/2022	$20,201	$24,395	$19,752
4/30/2022	$19,166	$22,206	$18,413
5/31/2022	$19,968	$22,176	$18,765
6/30/2022	$18,104	$20,321	$16,712
7/31/2022	$19,450	$22,227	$18,329
8/31/2022	$18,757	$21,397	$17,754
9/30/2022	$16,903	$19,413	$15,959
10/31/2022	$18,593	$21,005	$17,644
11/30/2022	$19,551	$22,102	$18,530
12/31/2022	$18,644	$20,808	$17,429
1/31/2023	$20,086	$22,241	$19,170
2/28/2023	$19,509	$21,721	$18,628
3/31/2023	$18,830	$22,302	$17,672
4/30/2023	$18,747	$22,539	$17,437
5/31/2023	$18,088	$22,627	$16,939
6/30/2023	$19,458	$24,172	$18,445
7/31/2023	$20,395	$25,039	$19,526
8/31/2023	$20,034	$24,555	$18,774
9/30/2023	$19,216	$23,386	$17,769
10/31/2023	$18,375	$22,766	$16,772
11/30/2023	$19,550	$24,888	$18,294
12/31/2023	$20,909	$26,209	$20,214
1/31/2024	$20,667	$26,499	$19,647
2/29/2024	$21,359	$27,933	$20,435
3/31/2024	$22,430	$28,835	$21,441
4/30/2024	$21,278	$27,566	$20,093
5/31/2024	$21,888	$28,868	$20,940
6/30/2024	$21,336	$29,762	$20,518
7/31/2024	$23,144	$30,315	$22,180
8/31/2024	$23,023	$30,975	$22,179
9/30/2024	$23,023	$31,616	$22,494
10/31/2024	$22,724	$31,384	$22,210
11/30/2024	$24,295	$33,471	$24,170
12/31/2024	$22,700	$32,448	$22,434
1/31/2025	$23,263	$33,473	$23,198
2/28/2025	$22,796	$32,831	$22,340
3/31/2025	$22,160	$30,916	$21,126
4/30/2025	$21,441	$30,709	$20,515
5/31/2025	$22,124	$32,655	$21,686
6/30/2025	$22,868	$34,314	$22,666
7/31/2025	$23,023	$35,070	$23,060
8/31/2025	$24,384	$35,881	$24,270
9/30/2025	$24,317	$37,120	$24,519
10/31/2025	$23,869	$37,915	$24,455
11/30/2025	$24,588	$38,019	$25,159
12/31/2025	$24,859	$38,012	$25,291

Average Annual Total Returns

I9DC2	1 Year	5 Years	10 Years
Service Class	9.51%	9.29%	9.53%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 2500™ Value IndexFootnote Reference(b)	12.73%	10.02%	9.72%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe, and is comprised of Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$531,331,934
Number of Portfolio Holdings	222
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,906,518

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.0%
Health Care	13.9
Industrials	13.2
Consumer Staples	10.3
Information Technology	8.0
Materials	7.7
Consumer Discretionary	6.8
Communication Services	6.6
Energy	6.4
Utilities	4.6
Real Estate	4.3
Repurchase Agreements	3.2
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value VP

Service Class

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Kraft Heinz Co.	1.5
LKQ Corp.	1.5
Graphic Packaging Holding Co.	1.5
Dominion Energy, Inc.	1.4
Evergy, Inc.	1.3
Gaming & Leisure Properties, Inc.	1.3
Conagra Brands, Inc.	1.3
Perrigo Co. PLC	1.3
Jazz Pharmaceuticals PLC	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value VP

Service Class

Annual Shareholder Report

Transamerica T. Rowe Price Small Cap VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica T. Rowe Price Small Cap VP (the "Portfolio") seeks long-term growth of capital by investing primarily in common stocks of small growth companies. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.83%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 10.27%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 2000® Growth Index, returned 13.01% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 2000® Growth Index, a benchmark of the Portfolio.

  Major U.S. equity market indexes grew in 2025. After experiencing volatility earlier in the fiscal year, equity markets advanced as the year progressed, supported by improving U.S. and China trade relations, favorable corporate earnings, continued investor interest in artificial intelligence-related businesses and other high-growth companies, and the passage of U.S. tax legislation that market participants viewed as supportive of the economy.

  The Portfolio’s relative underperformance versus the Russell 2000® Growth Index during the fiscal year was driven by security selection and sector allocation. Materials, industrials and business services, and information technology detracted from relative performance, while health care and financials contributed to relative performance.

  Security selection in materials detracted from relative performance. Shares of RPM International, a family-run coatings, sealings, and construction materials company whose growth strategy focuses on small-scale acquisitions of strong brands in niche end markets, detracted from relative performance. The company’s shares fell toward the end of the fiscal year after reporting adjusted earnings that fell short of expectations.

  Security selection in industrial and business services also detracted from relative returns. Bloom Energy produces solid-oxide fuel cells used to generate electricity for data centers, semiconductor manufacturing, industrials, and large utilities. The company performed well in 2025, particularly in the second half of the year, benefiting from data center demand for power. However, the Portfolio’s underweight position in Bloom Energy during the fiscal year limited participation in those gains.

  Security selection in health care contributed to relative performance.

  Security selection in financials also contributed to relative performance. Holdings included StoneX Group, a financial services company that facilitates access to global financial markets for its clients by providing clearing, execution, and hedging services. The company also has a global payments business that specializes in cross-border business-to-business payments with a dominant position in frontier markets.

  The views expressed reflect the opinions of T. Rowe Price Associates, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica T. Rowe Price Small Cap VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Russell 3000® Index	Russell 2000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,148	$9,436	$8,917
2/29/2016	$9,177	$9,433	$8,853
3/31/2016	$9,755	$10,097	$9,532
4/30/2016	$9,827	$10,159	$9,627
5/31/2016	$10,144	$10,341	$9,886
6/30/2016	$10,130	$10,362	$9,841
7/31/2016	$10,628	$10,774	$10,484
8/31/2016	$10,696	$10,801	$10,596
9/30/2016	$10,721	$10,818	$10,748
10/31/2016	$10,304	$10,584	$10,080
11/30/2016	$11,073	$11,058	$10,982
12/31/2016	$11,122	$11,274	$11,132
1/31/2017	$11,449	$11,486	$11,313
2/28/2017	$11,736	$11,913	$11,590
3/31/2017	$11,867	$11,921	$11,727
4/30/2017	$12,071	$12,047	$11,943
5/31/2017	$12,137	$12,171	$11,835
6/30/2017	$12,317	$12,280	$12,242
7/31/2017	$12,456	$12,512	$12,346
8/31/2017	$12,390	$12,536	$12,332
9/30/2017	$13,132	$13,122	$13,205
10/31/2017	$13,595	$13,521	$13,584
12/31/2017	$13,612	$13,656	$13,599
1/31/2018	$14,311	$14,375	$14,129
2/28/2018	$13,804	$13,846	$13,727
3/31/2018	$13,892	$13,568	$13,912
4/30/2018	$13,813	$13,619	$13,926
5/31/2018	$14,477	$14,004	$14,802
6/30/2018	$14,651	$14,095	$14,918
7/31/2018	$14,939	$14,563	$15,175
8/31/2018	$15,831	$15,074	$16,119
9/30/2018	$15,703	$15,099	$15,742
10/31/2018	$14,024	$13,988	$13,750
11/30/2018	$14,290	$14,268	$13,965
12/31/2018	$12,648	$12,940	$12,334
1/31/2019	$13,987	$14,051	$13,758
2/28/2019	$14,785	$14,545	$14,646
3/31/2019	$14,840	$14,757	$14,448
4/30/2019	$15,354	$15,346	$14,888
5/31/2019	$14,446	$14,353	$13,784
6/30/2019	$15,620	$15,361	$14,845
7/31/2019	$15,831	$15,590	$14,990
8/31/2019	$15,586	$15,272	$14,343
9/30/2019	$15,464	$15,540	$14,226
10/31/2019	$15,678	$15,874	$14,630
11/30/2019	$16,476	$16,478	$15,492
12/31/2019	$16,793	$16,954	$15,847
1/31/2020	$16,640	$16,935	$15,672
2/29/2020	$15,290	$15,549	$14,541
3/31/2020	$12,764	$13,410	$11,764
4/30/2020	$14,533	$15,187	$13,516
5/31/2020	$15,811	$15,999	$14,793
6/30/2020	$15,832	$16,364	$15,362
7/31/2020	$16,701	$17,294	$15,889
8/31/2020	$17,306	$18,546	$16,822
9/30/2020	$16,966	$17,871	$16,461
10/31/2020	$17,251	$17,485	$16,586
11/30/2020	$19,445	$19,613	$19,511
12/31/2020	$20,750	$20,495	$21,335
1/31/2021	$20,651	$20,404	$22,363
2/28/2021	$21,627	$21,042	$23,102
3/31/2021	$21,638	$21,796	$22,375
4/30/2021	$22,461	$22,919	$22,863
5/31/2021	$21,781	$23,024	$22,210
6/30/2021	$22,176	$23,592	$23,251
7/31/2021	$22,230	$23,991	$22,404
8/31/2021	$22,879	$24,675	$22,812
9/30/2021	$22,247	$23,568	$21,937
10/31/2021	$23,341	$25,161	$22,964
11/30/2021	$22,235	$24,778	$21,843
12/31/2021	$23,110	$25,754	$21,939
1/31/2022	$20,448	$24,239	$18,999
2/28/2022	$20,460	$23,628	$19,082
3/31/2022	$20,423	$24,395	$19,169
4/30/2022	$18,466	$22,206	$16,817
5/31/2022	$18,162	$22,176	$16,500
6/30/2022	$16,971	$20,321	$15,478
7/31/2022	$18,831	$22,227	$17,211
8/31/2022	$18,156	$21,397	$17,049
9/30/2022	$16,708	$19,413	$15,516
10/31/2022	$18,156	$21,005	$16,988
11/30/2022	$18,963	$22,102	$17,265
12/31/2022	$17,936	$20,808	$16,157
1/31/2023	$19,550	$22,241	$17,764
2/28/2023	$19,385	$21,721	$17,571
3/31/2023	$19,220	$22,302	$17,138
4/30/2023	$19,183	$22,539	$16,939
5/31/2023	$18,945	$22,627	$16,942
6/30/2023	$20,449	$24,172	$18,347
7/31/2023	$20,834	$25,039	$19,204
8/31/2023	$20,402	$24,555	$18,205
9/30/2023	$19,295	$23,386	$17,004
10/31/2023	$18,169	$22,766	$15,692
11/30/2023	$19,811	$24,888	$17,121
12/31/2023	$21,738	$26,209	$19,171
1/31/2024	$21,395	$26,499	$18,556
2/29/2024	$23,017	$27,933	$20,064
3/31/2024	$23,704	$28,835	$20,625
4/30/2024	$22,215	$27,566	$19,037
5/31/2024	$23,246	$28,868	$20,056
6/30/2024	$23,380	$29,762	$20,023
7/31/2024	$24,677	$30,315	$21,662
8/31/2024	$24,952	$30,975	$21,422
9/30/2024	$25,149	$31,616	$21,707
10/31/2024	$24,694	$31,384	$21,419
11/30/2024	$26,869	$33,471	$24,045
12/31/2024	$24,517	$32,448	$22,077
1/31/2025	$25,525	$33,473	$22,775
2/28/2025	$24,082	$32,831	$21,233
3/31/2025	$22,520	$30,916	$19,623
4/30/2025	$22,599	$30,709	$19,497
5/31/2025	$23,568	$32,655	$20,749
6/30/2025	$24,596	$34,314	$21,971
7/31/2025	$25,011	$35,070	$22,345
8/31/2025	$26,057	$35,881	$23,666
9/30/2025	$26,639	$37,120	$24,650
10/31/2025	$27,011	$37,915	$25,447
11/30/2025	$27,313	$38,019	$25,273
12/31/2025	$27,034	$38,012	$24,949

Average Annual Total Returns

IBPN1	1 Year	5 Years	10 Years
Initial Class	10.27%	5.43%	10.46%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 2000® Growth IndexFootnote Reference(b)	13.01%	3.18%	9.57%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$657,358,422
Number of Portfolio Holdings	342
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,970,713

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	24.5%
Industrials	23.0
Information Technology	21.7
Consumer Discretionary	9.4
Financials	9.2
Energy	3.8
Materials	3.7
Consumer Staples	1.7
Communication Services	1.5
Real Estate	1.1
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica T. Rowe Price Small Cap VP

Initial Class

Top Holdings (Percentage of Net Assets)

Fabrinet	1.7%
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc., Class A	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Bridgebio Pharma, Inc.	0.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica T. Rowe Price Small Cap VP

Initial Class

Annual Shareholder Report

Transamerica T. Rowe Price Small Cap VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica T. Rowe Price Small Cap VP (the "Portfolio") seeks long-term growth of capital by investing primarily in common stocks of small growth companies. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.08%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.93%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 2000® Growth Index, returned 13.01% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 2000® Growth Index, a benchmark of the Portfolio.

  Major U.S. equity market indexes grew in 2025. After experiencing volatility earlier in the fiscal year, equity markets advanced as the year progressed, supported by improving U.S. and China trade relations, favorable corporate earnings, continued investor interest in artificial intelligence-related businesses and other high-growth companies, and the passage of U.S. tax legislation that market participants viewed as supportive of the economy.

  The Portfolio’s relative underperformance versus the Russell 2000® Growth Index during the fiscal year was driven by security selection and sector allocation. Materials, industrials and business services, and information technology detracted from relative performance, while health care and financials contributed to relative performance.

  Security selection in materials detracted from relative performance. Shares of RPM International, a family-run coatings, sealings, and construction materials company whose growth strategy focuses on small-scale acquisitions of strong brands in niche end markets, detracted from relative performance. The company’s shares fell toward the end of the fiscal year after reporting adjusted earnings that fell short of expectations.

  Security selection in industrial and business services also detracted from relative returns. Bloom Energy produces solid-oxide fuel cells used to generate electricity for data centers, semiconductor manufacturing, industrials, and large utilities. The company performed well in 2025, particularly in the second half of the year, benefiting from data center demand for power. However, the Portfolio’s underweight position in Bloom Energy during the fiscal year limited participation in those gains.

  Security selection in health care contributed to relative performance.

  Security selection in financials also contributed to relative performance. Holdings included StoneX Group, a financial services company that facilitates access to global financial markets for its clients by providing clearing, execution, and hedging services. The company also has a global payments business that specializes in cross-border business-to-business payments with a dominant position in frontier markets.

  The views expressed reflect the opinions of T. Rowe Price Associates, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica T. Rowe Price Small Cap VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Russell 3000® Index	Russell 2000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,143	$9,436	$8,917
2/29/2016	$9,173	$9,433	$8,853
3/31/2016	$9,752	$10,097	$9,532
4/30/2016	$9,820	$10,159	$9,627
5/31/2016	$10,143	$10,341	$9,886
6/30/2016	$10,120	$10,362	$9,841
7/31/2016	$10,617	$10,774	$10,484
8/31/2016	$10,680	$10,801	$10,596
9/30/2016	$10,697	$10,818	$10,748
10/31/2016	$10,286	$10,584	$10,080
11/30/2016	$11,057	$11,058	$10,982
12/31/2016	$11,100	$11,274	$11,132
1/31/2017	$11,417	$11,486	$11,313
2/28/2017	$11,700	$11,913	$11,590
3/31/2017	$11,837	$11,921	$11,727
4/30/2017	$12,026	$12,047	$11,943
5/31/2017	$12,094	$12,171	$11,835
6/30/2017	$12,274	$12,280	$12,242
7/31/2017	$12,412	$12,512	$12,346
8/31/2017	$12,342	$12,536	$12,332
9/30/2017	$13,076	$13,122	$13,205
10/31/2017	$13,535	$13,521	$13,584
12/31/2017	$13,544	$13,656	$13,599
1/31/2018	$14,242	$14,375	$14,129
2/28/2018	$13,728	$13,846	$13,727
3/31/2018	$13,811	$13,568	$13,912
4/30/2018	$13,737	$13,619	$13,926
5/31/2018	$14,389	$14,004	$14,802
6/30/2018	$14,563	$14,095	$14,918
7/31/2018	$14,848	$14,563	$15,175
8/31/2018	$15,729	$15,074	$16,119
9/30/2018	$15,594	$15,099	$15,742
10/31/2018	$13,931	$13,988	$13,750
11/30/2018	$14,192	$14,268	$13,965
12/31/2018	$12,558	$12,940	$12,334
1/31/2019	$13,883	$14,051	$13,758
2/28/2019	$14,666	$14,545	$14,646
3/31/2019	$14,724	$14,757	$14,448
4/30/2019	$15,227	$15,346	$14,888
5/31/2019	$14,328	$14,353	$13,784
6/30/2019	$15,488	$15,361	$14,845
7/31/2019	$15,691	$15,590	$14,990
8/31/2019	$15,453	$15,272	$14,343
9/30/2019	$15,323	$15,540	$14,226
10/31/2019	$15,540	$15,874	$14,630
11/30/2019	$16,322	$16,478	$15,492
12/31/2019	$16,626	$16,954	$15,847
1/31/2020	$16,474	$16,935	$15,672
2/29/2020	$15,138	$15,549	$14,541
3/31/2020	$12,630	$13,410	$11,764
4/30/2020	$14,378	$15,187	$13,516
5/31/2020	$15,638	$15,999	$14,793
6/30/2020	$15,660	$16,364	$15,362
7/31/2020	$16,517	$17,294	$15,889
8/31/2020	$17,117	$18,546	$16,822
9/30/2020	$16,766	$17,871	$16,461
10/31/2020	$17,047	$17,485	$16,586
11/30/2020	$19,213	$19,613	$19,511
12/31/2020	$20,500	$20,495	$21,335
1/31/2021	$20,395	$20,404	$22,363
2/28/2021	$21,355	$21,042	$23,102
3/31/2021	$21,355	$21,796	$22,375
4/30/2021	$22,163	$22,919	$22,863
5/31/2021	$21,496	$23,024	$22,210
6/30/2021	$21,882	$23,592	$23,251
7/31/2021	$21,929	$23,991	$22,404
8/31/2021	$22,563	$24,675	$22,812
9/30/2021	$21,934	$23,568	$21,937
10/31/2021	$23,008	$25,161	$22,964
11/30/2021	$21,921	$24,778	$21,843
12/31/2021	$22,772	$25,754	$21,939
1/31/2022	$20,153	$24,239	$18,999
2/28/2022	$20,153	$23,628	$19,082
3/31/2022	$20,114	$24,395	$19,169
4/30/2022	$18,176	$22,206	$16,817
5/31/2022	$17,875	$22,176	$16,500
6/30/2022	$16,696	$20,321	$15,478
7/31/2022	$18,529	$22,227	$17,211
8/31/2022	$17,854	$21,397	$17,049
9/30/2022	$16,443	$19,413	$15,516
10/31/2022	$17,854	$21,005	$16,988
11/30/2022	$18,643	$22,102	$17,265
12/31/2022	$17,626	$20,808	$16,157
1/31/2023	$19,204	$22,241	$17,764
2/28/2023	$19,038	$21,721	$17,571
3/31/2023	$18,872	$22,302	$17,138
4/30/2023	$18,851	$22,539	$16,939
5/31/2023	$18,602	$22,627	$16,942
6/30/2023	$20,076	$24,172	$18,347
7/31/2023	$20,449	$25,039	$19,204
8/31/2023	$20,001	$24,555	$18,205
9/30/2023	$18,936	$23,386	$17,004
10/31/2023	$17,827	$22,766	$15,692
11/30/2023	$19,414	$24,888	$17,121
12/31/2023	$21,306	$26,209	$19,171
1/31/2024	$20,958	$26,499	$18,556
2/29/2024	$22,567	$27,933	$20,064
3/31/2024	$23,219	$28,835	$20,625
4/30/2024	$21,762	$27,566	$19,037
5/31/2024	$22,762	$28,868	$20,056
6/30/2024	$22,893	$29,762	$20,023
7/31/2024	$24,154	$30,315	$21,662
8/31/2024	$24,423	$30,975	$21,422
9/30/2024	$24,627	$31,616	$21,707
10/31/2024	$24,151	$31,384	$21,419
11/30/2024	$26,281	$33,471	$24,045
12/31/2024	$23,992	$32,448	$22,077
1/31/2025	$24,967	$33,473	$22,775
2/28/2025	$23,539	$32,831	$21,233
3/31/2025	$22,021	$30,916	$19,623
4/30/2025	$22,089	$30,709	$19,497
5/31/2025	$23,018	$32,655	$20,749
6/30/2025	$24,015	$34,314	$21,971
7/31/2025	$24,423	$35,070	$22,345
8/31/2025	$25,441	$35,881	$23,666
9/30/2025	$26,018	$37,120	$24,650
10/31/2025	$26,376	$37,915	$25,447
11/30/2025	$26,651	$38,019	$25,273
12/31/2025	$26,376	$38,012	$24,949

Average Annual Total Returns

IBPN2	1 Year	5 Years	10 Years
Service Class	9.93%	5.17%	10.18%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 2000® Growth IndexFootnote Reference(b)	13.01%	3.18%	9.57%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$657,358,422
Number of Portfolio Holdings	342
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,970,713

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	24.5%
Industrials	23.0
Information Technology	21.7
Consumer Discretionary	9.4
Financials	9.2
Energy	3.8
Materials	3.7
Consumer Staples	1.7
Communication Services	1.5
Real Estate	1.1
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica T. Rowe Price Small Cap VP

Service Class

Top Holdings (Percentage of Net Assets)

Fabrinet	1.7%
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc., Class A	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Bridgebio Pharma, Inc.	0.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica T. Rowe Price Small Cap VP

Service Class

Annual Shareholder Report

Transamerica TSW International Equity VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica TSW International Equity VP (the "Portfolio") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$100	0.86%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 31.86%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  During the fiscal year ended December 31, 2025, the Portfolio performed in line with the MSCI EAFE Index (the “Benchmark”).

  The period was characterized by signs of moderating inflation and continued investor interest in artificial intelligence, which supported equity markets, offset by periods of global trade and geopolitical uncertainty.

  Among regions represented in the Benchmark, the market environment proved most favorable for European equities, while stocks in Asia ex-Japan underperformed.

  Among sectors represented in the Benchmark, financials achieved the highest average returns, while consumer discretionary had the lowest.

  Among regions represented in the Portfolio, holdings in Europe contributed the most to relative performance. Contributors included leading cement producer Heidelberg Materials, financial services company Societe Generale, and Irish bank AIB Group.

  From a sector perspective, financials represented the top-performing sector for the Portfolio. An improving economic backdrop served as a tailwind for the Portfolio’s bank holdings (particularly in Europe), and company-specific initiatives, including increased capital return to shareholders and improved capital profiles, resulted in strong gains for several holdings, such as Societe Generale, AIB Group, and Lloyds.

  Stock selection and positioning within the U.K. detracted the most from relative returns. The Portfolio’s lack of exposure to larger regional Benchmark constituents, such as HSBC and Rolls Royce Holdings, detracted from relative performance.

  Industrial holdings detracted the most from relative returns at the sector level. While the Portfolio’s industrial holdings produced double-digit returns on average, its underweight exposure to the rally among aerospace and defense companies detracted from relative performance.

  At period end, the Portfolio’s sub-adviser believed the outlook for non-U.S. equities remained generally positive. Valuation, interest rates, and investor sentiment were broadly supportive of this view, though U.S. trade policy continued to be a source of uncertainty. The Portfolio continued to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups, which the Portfolio’s sub-adviser believes should be favorable over time.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica TSW International Equity VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,393	$9,278
2/29/2016	$9,098	$9,111
3/31/2016	$9,811	$9,712
4/30/2016	$9,934	$10,004
5/31/2016	$9,934	$9,925
6/30/2016	$9,492	$9,596
7/31/2016	$10,008	$10,083
8/31/2016	$10,150	$10,092
9/30/2016	$10,234	$10,220
10/31/2016	$10,099	$10,012
11/30/2016	$9,847	$9,814
12/31/2016	$10,108	$10,151
1/31/2017	$10,369	$10,446
2/28/2017	$10,478	$10,597
3/31/2017	$10,857	$10,901
4/30/2017	$11,169	$11,187
5/31/2017	$11,540	$11,613
6/30/2017	$11,506	$11,595
7/31/2017	$11,759	$11,930
8/31/2017	$11,657	$11,927
9/30/2017	$12,070	$12,416
10/31/2017	$12,234	$12,548
12/31/2017	$12,423	$12,752
1/31/2018	$13,052	$13,392
2/28/2018	$12,458	$12,789
3/31/2018	$12,372	$12,571
4/30/2018	$12,552	$12,872
5/31/2018	$12,277	$12,600
6/30/2018	$12,096	$12,450
7/31/2018	$12,389	$12,757
8/31/2018	$12,180	$12,512
9/30/2018	$12,215	$12,626
10/31/2018	$11,183	$11,622
11/30/2018	$11,165	$11,609
12/31/2018	$10,495	$11,048
1/31/2019	$11,227	$11,776
2/28/2019	$11,359	$12,078
3/31/2019	$11,351	$12,167
4/30/2019	$11,774	$12,521
5/31/2019	$10,945	$11,938
6/30/2019	$11,615	$12,650
7/31/2019	$11,377	$12,490
8/31/2019	$11,139	$12,168
9/30/2019	$11,585	$12,523
10/31/2019	$12,068	$12,974
11/30/2019	$12,241	$13,123
12/31/2019	$12,706	$13,551
1/31/2020	$12,259	$13,269
2/29/2020	$11,267	$12,072
3/31/2020	$9,308	$10,473
4/30/2020	$10,083	$11,158
5/31/2020	$10,538	$11,651
6/30/2020	$10,993	$12,052
7/31/2020	$11,212	$12,335
8/31/2020	$11,769	$12,971
9/30/2020	$11,544	$12,640
10/31/2020	$11,027	$12,136
11/30/2020	$12,822	$14,019
12/31/2020	$13,537	$14,673
1/31/2021	$13,462	$14,518
2/28/2021	$13,875	$14,846
3/31/2021	$14,373	$15,201
4/30/2021	$14,806	$15,671
5/31/2021	$15,351	$16,197
6/30/2021	$15,050	$16,019
7/31/2021	$15,078	$16,142
8/31/2021	$15,275	$16,428
9/30/2021	$14,720	$15,963
10/31/2021	$15,180	$16,360
11/30/2021	$14,500	$15,601
12/31/2021	$15,352	$16,401
1/31/2022	$15,065	$15,610
2/28/2022	$14,605	$15,335
3/31/2022	$14,309	$15,451
4/30/2022	$13,505	$14,465
5/31/2022	$13,859	$14,594
6/30/2022	$12,442	$13,243
7/31/2022	$13,045	$13,904
8/31/2022	$12,144	$13,245
9/30/2022	$10,991	$12,012
10/31/2022	$11,791	$12,659
11/30/2022	$13,339	$14,087
12/31/2022	$13,141	$14,103
1/31/2023	$14,222	$15,246
2/28/2023	$13,848	$14,930
3/31/2023	$14,128	$15,319
4/30/2023	$14,513	$15,767
5/31/2023	$13,952	$15,120
6/30/2023	$14,471	$15,813
7/31/2023	$14,866	$16,326
8/31/2023	$14,314	$15,703
9/30/2023	$13,831	$15,173
10/31/2023	$13,348	$14,560
11/30/2023	$14,335	$15,913
12/31/2023	$15,175	$16,761
1/31/2024	$15,028	$16,859
2/29/2024	$15,259	$17,170
3/31/2024	$15,700	$17,755
4/30/2024	$15,238	$17,319
5/31/2024	$16,047	$18,012
6/30/2024	$15,669	$17,725
7/31/2024	$16,278	$18,247
8/31/2024	$16,791	$18,843
9/30/2024	$16,953	$19,024
10/31/2024	$16,024	$17,992
11/30/2024	$16,099	$17,893
12/31/2024	$15,689	$17,490
1/31/2025	$16,467	$18,411
2/28/2025	$17,147	$18,770
3/31/2025	$17,158	$18,716
4/30/2025	$17,526	$19,593
5/31/2025	$18,433	$20,518
6/30/2025	$18,898	$20,975
7/31/2025	$18,379	$20,682
8/31/2025	$19,050	$21,566
9/30/2025	$19,329	$21,988
10/31/2025	$19,561	$22,250
11/30/2025	$20,037	$22,392
12/31/2025	$20,687	$23,067

Average Annual Total Returns

IBDE1	1 Year	5 Years	10 Years
Initial Class	31.86%	8.85%	7.54%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	8.72%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$210,553,333
Number of Portfolio Holdings	110
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,521,919

Transamerica TSW International Equity VP

Initial Class

What did the Portfolio invest in?

Top Country Allocation (Percentage of Net Assets)

Japan	18.5%
United Kingdom	13.5
Germany	11.8
France	11.3
Switzerland	7.0
Ireland	5.3
Netherlands	4.9
Hong Kong	3.1
Sweden	2.6
Norway	2.3

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.6%
Industrials	13.9
Information Technology	11.7
Consumer Discretionary	10.2
Health Care	9.3
Consumer Staples	6.8
Materials	5.7
Energy	5.2
Utilities	1.7
Communication Services	1.2
Real Estate	0.6
Repurchase Agreements	0.9
Preferred Stocks	0.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	6.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Societe Generale SA	2.3%
ASML Holding NV	2.2
Roche Holding AG	2.2
Sony Group Corp.	2.0
Lloyds Banking Group PLC	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Hitachi Ltd.	1.8
Samsung Electronics Co. Ltd.	1.7
Veolia Environnement SA	1.7
ORIX Corp.	1.7

Transamerica TSW International Equity VP

Initial Class

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW International Equity VP

Initial Class

Annual Shareholder Report

Transamerica TSW International Equity VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica TSW International Equity VP (the "Portfolio") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	1.11%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 31.42%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  During the fiscal year ended December 31, 2025, the Portfolio performed in line with the MSCI EAFE Index (the “Benchmark”).

  The period was characterized by signs of moderating inflation and continued investor interest in artificial intelligence, which supported equity markets, offset by periods of global trade and geopolitical uncertainty.

  Among regions represented in the Benchmark, the market environment proved most favorable for European equities, while stocks in Asia ex-Japan underperformed.

  Among sectors represented in the Benchmark, financials achieved the highest average returns, while consumer discretionary had the lowest.

  Among regions represented in the Portfolio, holdings in Europe contributed the most to relative performance. Contributors included leading cement producer Heidelberg Materials, financial services company Societe Generale, and Irish bank AIB Group.

  From a sector perspective, financials represented the top-performing sector for the Portfolio. An improving economic backdrop served as a tailwind for the Portfolio’s bank holdings (particularly in Europe), and company-specific initiatives, including increased capital return to shareholders and improved capital profiles, resulted in strong gains for several holdings, such as Societe Generale, AIB Group, and Lloyds.

  Stock selection and positioning within the U.K. detracted the most from relative returns. The Portfolio’s lack of exposure to larger regional Benchmark constituents, such as HSBC and Rolls Royce Holdings, detracted from relative performance.

  Industrial holdings detracted the most from relative returns at the sector level. While the Portfolio’s industrial holdings produced double-digit returns on average, its underweight exposure to the rally among aerospace and defense companies detracted from relative performance.

  At period end, the Portfolio’s sub-adviser believed the outlook for non-U.S. equities remained generally positive. Valuation, interest rates, and investor sentiment were broadly supportive of this view, though U.S. trade policy continued to be a source of uncertainty. The Portfolio continued to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups, which the Portfolio’s sub-adviser believes should be favorable over time.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica TSW International Equity VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,397	$9,278
2/29/2016	$9,100	$9,111
3/31/2016	$9,802	$9,712
4/30/2016	$9,926	$10,004
5/31/2016	$9,926	$9,925
6/30/2016	$9,480	$9,596
7/31/2016	$10,000	$10,083
8/31/2016	$10,136	$10,092
9/30/2016	$10,220	$10,220
10/31/2016	$10,077	$10,012
11/30/2016	$9,823	$9,814
12/31/2016	$10,077	$10,151
1/31/2017	$10,348	$10,446
2/28/2017	$10,449	$10,597
3/31/2017	$10,822	$10,901
4/30/2017	$11,127	$11,187
5/31/2017	$11,499	$11,613
6/30/2017	$11,465	$11,595
7/31/2017	$11,719	$11,930
8/31/2017	$11,608	$11,927
9/30/2017	$12,014	$12,416
10/31/2017	$12,170	$12,548
12/31/2017	$12,360	$12,752
1/31/2018	$12,990	$13,392
2/28/2018	$12,394	$12,789
3/31/2018	$12,299	$12,571
4/30/2018	$12,481	$12,872
5/31/2018	$12,204	$12,600
6/30/2018	$12,023	$12,450
7/31/2018	$12,317	$12,757
8/31/2018	$12,098	$12,512
9/30/2018	$12,133	$12,626
10/31/2018	$11,100	$11,622
11/30/2018	$11,082	$11,609
12/31/2018	$10,420	$11,048
1/31/2019	$11,135	$11,776
2/28/2019	$11,267	$12,078
3/31/2019	$11,259	$12,167
4/30/2019	$11,674	$12,521
5/31/2019	$10,844	$11,938
6/30/2019	$11,515	$12,650
7/31/2019	$11,276	$12,490
8/31/2019	$11,034	$12,168
9/30/2019	$11,480	$12,523
10/31/2019	$11,953	$12,974
11/30/2019	$12,126	$13,123
12/31/2019	$12,580	$13,551
1/31/2020	$12,126	$13,269
2/29/2020	$11,143	$12,072
3/31/2020	$9,215	$10,473
4/30/2020	$9,970	$11,158
5/31/2020	$10,425	$11,651
6/30/2020	$10,870	$12,052
7/31/2020	$11,080	$12,335
8/31/2020	$11,627	$12,971
9/30/2020	$11,412	$12,640
10/31/2020	$10,887	$12,136
11/30/2020	$12,667	$14,019
12/31/2020	$13,361	$14,673
1/31/2021	$13,295	$14,518
2/28/2021	$13,698	$14,846
3/31/2021	$14,185	$15,201
4/30/2021	$14,607	$15,671
5/31/2021	$15,150	$16,197
6/30/2021	$14,841	$16,019
7/31/2021	$14,869	$16,142
8/31/2021	$15,058	$16,428
9/30/2021	$14,505	$15,963
10/31/2021	$14,953	$16,360
11/30/2021	$14,286	$15,601
12/31/2021	$15,125	$16,401
1/31/2022	$14,839	$15,610
2/28/2022	$14,382	$15,335
3/31/2022	$14,077	$15,451
4/30/2022	$13,286	$14,465
5/31/2022	$13,639	$14,594
6/30/2022	$12,239	$13,243
7/31/2022	$12,829	$13,904
8/31/2022	$11,942	$13,245
9/30/2022	$10,807	$12,012
10/31/2022	$11,581	$12,659
11/30/2022	$13,107	$14,087
12/31/2022	$12,911	$14,103
1/31/2023	$13,963	$15,246
2/28/2023	$13,602	$14,930
3/31/2023	$13,870	$15,319
4/30/2023	$14,252	$15,767
5/31/2023	$13,695	$15,120
6/30/2023	$14,200	$15,813
7/31/2023	$14,592	$16,326
8/31/2023	$14,049	$15,703
9/30/2023	$13,560	$15,173
10/31/2023	$13,082	$14,560
11/30/2023	$14,060	$15,913
12/31/2023	$14,881	$16,761
1/31/2024	$14,725	$16,859
2/29/2024	$14,954	$17,170
3/31/2024	$15,380	$17,755
4/30/2024	$14,923	$17,319
5/31/2024	$15,713	$18,012
6/30/2024	$15,339	$17,725
7/31/2024	$15,931	$18,247
8/31/2024	$16,434	$18,843
9/30/2024	$16,583	$19,024
10/31/2024	$15,665	$17,992
11/30/2024	$15,740	$17,893
12/31/2024	$15,345	$17,490
1/31/2025	$16,092	$18,411
2/28/2025	$16,754	$18,770
3/31/2025	$16,765	$18,716
4/30/2025	$17,128	$19,593
5/31/2025	$17,993	$20,518
6/30/2025	$18,452	$20,975
7/31/2025	$17,939	$20,682
8/31/2025	$18,585	$21,566
9/30/2025	$18,860	$21,988
10/31/2025	$19,077	$22,250
11/30/2025	$19,536	$22,392
12/31/2025	$20,166	$23,067

Average Annual Total Returns

IBDE2	1 Year	5 Years	10 Years
Service Class	31.42%	8.58%	7.27%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	8.72%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$210,553,333
Number of Portfolio Holdings	110
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,521,919

Transamerica TSW International Equity VP

Service Class

What did the Portfolio invest in?

Top Country Allocation (Percentage of Net Assets)

Japan	18.5%
United Kingdom	13.5
Germany	11.8
France	11.3
Switzerland	7.0
Ireland	5.3
Netherlands	4.9
Hong Kong	3.1
Sweden	2.6
Norway	2.3

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.6%
Industrials	13.9
Information Technology	11.7
Consumer Discretionary	10.2
Health Care	9.3
Consumer Staples	6.8
Materials	5.7
Energy	5.2
Utilities	1.7
Communication Services	1.2
Real Estate	0.6
Repurchase Agreements	0.9
Preferred Stocks	0.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	6.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Societe Generale SA	2.3%
ASML Holding NV	2.2
Roche Holding AG	2.2
Sony Group Corp.	2.0
Lloyds Banking Group PLC	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Hitachi Ltd.	1.8
Samsung Electronics Co. Ltd.	1.7
Veolia Environnement SA	1.7
ORIX Corp.	1.7

Transamerica TSW International Equity VP

Service Class

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW International Equity VP

Service Class

Annual Shareholder Report

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$80	0.76%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.56%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell Midcap® Value Index, returned 11.05% over the same period.

  On a sector basis, the primary detractors from benchmark relative performance during the fiscal year ended December 31, 2025 were health care and technology. Within health care, the Portfolio’s overweight sector allocation detracted from relative performance, as did an overweight position in Perrigo Co., a manufacturer of over-the-counter drugs, and Baxter International, a manufacturer of medical products and equipment. Perrigo Co. was negatively impacted following its announcement that it was likely to exit the infant formula business. Baxter was adversely impacted by a recall in its infusion pump business, a dividend cut announced by its new CEO, and overall macro headwinds impacting the health care sector.

  Within the technology sector, an underweight allocation to the hardware and software industries detracted from relative performance during the fiscal year, as did an overweight position in Clarivate PLC. With respect to the Portfolio’s holding in Clarivate PLC, a provider of information, analytics and workflow solutions, shares have been impacted by sentiment related to academic and health science spending and perceived headwinds from artificial intelligence.

  On a sector basis, the primary contributors to benchmark relative performance during the fiscal year were real estate and utilities. Within real estate, the Portfolio’s underweight allocation was the primary driver of benchmark relative returns. Within the sector, the position in JBG Smith Properties, a real estate developer and operator, was the primary stock level contributor, driven by improved operating results and share repurchase activity.

  Within utilities, the Portfolio benefited from an overweight allocation to the sector, and positive stock selection led by a position in Evergy, Inc., an electric utility. Evergy, Inc. benefited from increased electricity demand driven by data center growth.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Russell 3000® Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,525	$9,436	$9,447
2/29/2016	$9,588	$9,433	$9,514
3/31/2016	$10,397	$10,097	$10,392
4/30/2016	$10,465	$10,159	$10,615
5/31/2016	$10,578	$10,341	$10,789
6/30/2016	$10,661	$10,362	$10,887
7/31/2016	$10,936	$10,774	$11,348
8/31/2016	$11,016	$10,801	$11,324
9/30/2016	$10,975	$10,818	$11,372
10/31/2016	$10,733	$10,584	$11,096
11/30/2016	$11,406	$11,058	$11,790
12/31/2016	$11,459	$11,274	$12,000
1/31/2017	$11,619	$11,486	$12,202
2/28/2017	$11,973	$11,913	$12,543
3/31/2017	$11,896	$11,921	$12,451
4/30/2017	$11,938	$12,047	$12,475
5/31/2017	$11,991	$12,171	$12,436
6/30/2017	$12,168	$12,280	$12,621
7/31/2017	$12,392	$12,512	$12,788
8/31/2017	$12,148	$12,536	$12,549
9/30/2017	$12,533	$13,122	$12,995
10/31/2017	$12,949	$13,521	$13,435
12/31/2017	$13,003	$13,656	$13,601
1/31/2018	$13,342	$14,375	$13,913
2/28/2018	$12,764	$13,846	$13,228
3/31/2018	$12,780	$13,568	$13,261
4/30/2018	$12,803	$13,619	$13,326
5/31/2018	$12,811	$14,004	$13,471
6/30/2018	$12,972	$14,095	$13,580
7/31/2018	$13,327	$14,563	$13,949
8/31/2018	$13,612	$15,074	$14,139
9/30/2018	$13,469	$15,099	$14,027
10/31/2018	$12,485	$13,988	$13,017
11/30/2018	$12,739	$14,268	$13,329
12/31/2018	$11,468	$12,940	$11,930
1/31/2019	$12,596	$14,051	$13,158
2/28/2019	$13,056	$14,545	$13,576
3/31/2019	$13,144	$14,757	$13,644
4/30/2019	$13,692	$15,346	$14,094
5/31/2019	$12,794	$14,353	$13,189
6/30/2019	$13,549	$15,361	$14,080
7/31/2019	$13,604	$15,590	$14,197
8/31/2019	$13,158	$15,272	$13,696
9/30/2019	$13,691	$15,540	$14,252
10/31/2019	$13,798	$15,874	$14,328
11/30/2019	$14,091	$16,478	$14,710
12/31/2019	$14,474	$16,954	$15,158
1/31/2020	$14,082	$16,935	$14,863
2/29/2020	$12,802	$15,549	$13,391
3/31/2020	$9,966	$13,410	$10,352
4/30/2020	$11,282	$15,187	$11,734
5/31/2020	$11,602	$15,999	$12,278
6/30/2020	$11,744	$16,364	$12,417
7/31/2020	$12,162	$17,294	$13,003
8/31/2020	$12,568	$18,546	$13,518
9/30/2020	$12,259	$17,871	$13,211
10/31/2020	$12,409	$17,485	$13,334
11/30/2020	$14,116	$19,613	$15,207
12/31/2020	$14,669	$20,495	$15,910
1/31/2021	$14,688	$20,404	$15,874
2/28/2021	$15,719	$21,042	$17,104
3/31/2021	$16,873	$21,796	$17,987
4/30/2021	$17,867	$22,919	$18,857
5/31/2021	$18,139	$23,024	$19,229
6/30/2021	$17,764	$23,592	$19,005
7/31/2021	$17,839	$23,991	$19,123
8/31/2021	$18,183	$24,675	$19,532
9/30/2021	$17,530	$23,568	$18,813
10/31/2021	$18,404	$25,161	$19,815
11/30/2021	$17,828	$24,778	$19,213
12/31/2021	$18,951	$25,754	$20,419
1/31/2022	$18,586	$24,239	$19,547
2/28/2022	$18,586	$23,628	$19,456
3/31/2022	$18,778	$24,395	$20,047
4/30/2022	$18,010	$22,206	$18,856
5/31/2022	$18,250	$22,176	$19,218
6/30/2022	$16,436	$20,321	$17,105
7/31/2022	$17,722	$22,227	$18,578
8/31/2022	$17,260	$21,397	$18,009
9/30/2022	$15,773	$19,413	$16,262
10/31/2022	$17,236	$21,005	$17,799
11/30/2022	$18,283	$22,102	$18,924
12/31/2022	$17,391	$20,808	$17,962
1/31/2023	$18,640	$22,241	$19,413
2/28/2023	$18,057	$21,721	$18,791
3/31/2023	$17,355	$22,302	$18,199
4/30/2023	$17,320	$22,539	$18,201
5/31/2023	$16,618	$22,627	$17,393
6/30/2023	$18,033	$24,172	$18,902
7/31/2023	$18,569	$25,039	$19,725
8/31/2023	$17,913	$24,555	$19,027
9/30/2023	$17,195	$23,386	$18,059
10/31/2023	$16,582	$22,766	$17,164
11/30/2023	$18,073	$24,888	$18,783
12/31/2023	$19,271	$26,209	$20,246
1/31/2024	$19,191	$26,499	$19,884
2/29/2024	$20,056	$27,933	$20,833
3/31/2024	$21,054	$28,835	$21,911
4/30/2024	$19,923	$27,566	$20,765
5/31/2024	$20,109	$28,868	$21,510
6/30/2024	$19,577	$29,762	$21,166
7/31/2024	$21,161	$30,315	$22,445
8/31/2024	$21,337	$30,975	$22,868
9/30/2024	$21,241	$31,616	$23,299
10/31/2024	$20,985	$31,384	$23,006
11/30/2024	$22,267	$33,471	$24,699
12/31/2024	$20,905	$32,448	$22,892
1/31/2025	$21,594	$33,473	$23,697
2/28/2025	$21,562	$32,831	$23,265
3/31/2025	$21,321	$30,916	$22,409
4/30/2025	$20,745	$30,709	$21,853
5/31/2025	$21,145	$32,655	$22,806
6/30/2025	$21,770	$34,314	$23,607
7/31/2025	$21,834	$35,070	$24,030
8/31/2025	$22,925	$35,881	$24,751
9/30/2025	$22,709	$37,120	$25,066
10/31/2025	$22,189	$37,915	$24,814
11/30/2025	$22,730	$38,019	$25,406
12/31/2025	$22,904	$38,012	$25,421

Average Annual Total Returns

I3B81	1 Year	5 Years	10 Years
Initial Class	9.56%	9.32%	8.64%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell Midcap® Value IndexFootnote Reference(b)	11.05%	9.83%	9.78%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$234,344,260
Number of Portfolio Holdings	67
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,636,198

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.7%
Consumer Staples	15.6
Materials	10.9
Financials	10.4
Industrials	10.1
Communication Services	9.1
Energy	6.5
Utilities	5.9
Information Technology	4.4
Consumer Discretionary	3.5
Real Estate	2.2
Repurchase Agreements	4.7
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Top Holdings (Percentage of Net Assets)

LKQ Corp.	2.6%
Kraft Heinz Co.	2.6
Graphic Packaging Holding Co.	2.5
First Citizens BancShares, Inc., Class A	2.4
Dominion Energy, Inc.	2.4
Gaming & Leisure Properties, Inc.	2.3
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
IAC, Inc.	2.0
Mosaic Co.	2.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Annual Shareholder Report

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	1.01%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.36%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell Midcap® Value Index, returned 11.05% over the same period.

  On a sector basis, the primary detractors from benchmark relative performance during the fiscal year ended December 31, 2025 were health care and technology. Within health care, the Portfolio’s overweight sector allocation detracted from relative performance, as did an overweight position in Perrigo Co., a manufacturer of over-the-counter drugs, and Baxter International, a manufacturer of medical products and equipment. Perrigo Co. was negatively impacted following its announcement that it was likely to exit the infant formula business. Baxter was adversely impacted by a recall in its infusion pump business, a dividend cut announced by its new CEO, and overall macro headwinds impacting the health care sector.

  Within the technology sector, an underweight allocation to the hardware and software industries detracted from relative performance during the fiscal year, as did an overweight position in Clarivate PLC. With respect to the Portfolio’s holding in Clarivate PLC, a provider of information, analytics and workflow solutions, shares have been impacted by sentiment related to academic and health science spending and perceived headwinds from artificial intelligence.

  On a sector basis, the primary contributors to benchmark relative performance during the fiscal year were real estate and utilities. Within real estate, the Portfolio’s underweight allocation was the primary driver of benchmark relative returns. Within the sector, the position in JBG Smith Properties, a real estate developer and operator, was the primary stock level contributor, driven by improved operating results and share repurchase activity.

  Within utilities, the Portfolio benefited from an overweight allocation to the sector, and positive stock selection led by a position in Evergy, Inc., an electric utility. Evergy, Inc. benefited from increased electricity demand driven by data center growth.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Russell 3000® Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,520	$9,436	$9,447
2/29/2016	$9,579	$9,433	$9,514
3/31/2016	$10,386	$10,097	$10,392
4/30/2016	$10,450	$10,159	$10,615
5/31/2016	$10,559	$10,341	$10,789
6/30/2016	$10,643	$10,362	$10,887
7/31/2016	$10,915	$10,774	$11,348
8/31/2016	$10,992	$10,801	$11,324
9/30/2016	$10,950	$10,818	$11,372
10/31/2016	$10,706	$10,584	$11,096
11/30/2016	$11,374	$11,058	$11,790
12/31/2016	$11,428	$11,274	$12,000
1/31/2017	$11,583	$11,486	$12,202
2/28/2017	$11,929	$11,913	$12,543
3/31/2017	$11,851	$11,921	$12,451
4/30/2017	$11,893	$12,047	$12,475
5/31/2017	$11,941	$12,171	$12,436
6/30/2017	$12,114	$12,280	$12,621
7/31/2017	$12,334	$12,512	$12,788
8/31/2017	$12,093	$12,536	$12,549
9/30/2017	$12,467	$13,122	$12,995
10/31/2017	$12,880	$13,521	$13,435
12/31/2017	$12,935	$13,656	$13,601
1/31/2018	$13,270	$14,375	$13,913
2/28/2018	$12,685	$13,846	$13,228
3/31/2018	$12,701	$13,568	$13,261
4/30/2018	$12,716	$13,619	$13,326
5/31/2018	$12,724	$14,004	$13,471
6/30/2018	$12,888	$14,095	$13,580
7/31/2018	$13,238	$14,563	$13,949
8/31/2018	$13,511	$15,074	$14,139
9/30/2018	$13,367	$15,099	$14,027
10/31/2018	$12,389	$13,988	$13,017
11/30/2018	$12,645	$14,268	$13,329
12/31/2018	$11,370	$12,940	$11,930
1/31/2019	$12,493	$14,051	$13,158
2/28/2019	$12,950	$14,545	$13,576
3/31/2019	$13,030	$14,757	$13,644
4/30/2019	$13,567	$15,346	$14,094
5/31/2019	$12,677	$14,353	$13,189
6/30/2019	$13,423	$15,361	$14,080
7/31/2019	$13,479	$15,590	$14,197
8/31/2019	$13,034	$15,272	$13,696
9/30/2019	$13,554	$15,540	$14,252
10/31/2019	$13,662	$15,874	$14,328
11/30/2019	$13,949	$16,478	$14,710
12/31/2019	$14,326	$16,954	$15,158
1/31/2020	$13,931	$16,935	$14,863
2/29/2020	$12,666	$15,549	$13,391
3/31/2020	$9,859	$13,410	$10,352
4/30/2020	$11,150	$15,187	$11,734
5/31/2020	$11,473	$15,999	$12,278
6/30/2020	$11,599	$16,364	$12,417
7/31/2020	$12,011	$17,294	$13,003
8/31/2020	$12,414	$18,546	$13,518
9/30/2020	$12,112	$17,871	$13,211
10/31/2020	$12,244	$17,485	$13,334
11/30/2020	$13,936	$19,613	$15,207
12/31/2020	$14,474	$20,495	$15,910
1/31/2021	$14,493	$20,404	$15,874
2/28/2021	$15,504	$21,042	$17,104
3/31/2021	$16,638	$21,796	$17,987
4/30/2021	$17,620	$22,919	$18,857
5/31/2021	$17,885	$23,024	$19,229
6/30/2021	$17,516	$23,592	$19,005
7/31/2021	$17,582	$23,991	$19,123
8/31/2021	$17,915	$24,675	$19,532
9/30/2021	$17,268	$23,568	$18,813
10/31/2021	$18,128	$25,161	$19,815
11/30/2021	$17,558	$24,778	$19,213
12/31/2021	$18,649	$25,754	$20,419
1/31/2022	$18,292	$24,239	$19,547
2/28/2022	$18,292	$23,628	$19,456
3/31/2022	$18,475	$24,395	$20,047
4/30/2022	$17,712	$22,206	$18,856
5/31/2022	$17,954	$22,176	$19,218
6/30/2022	$16,167	$20,321	$17,105
7/31/2022	$17,423	$22,227	$18,578
8/31/2022	$16,969	$21,397	$18,009
9/30/2022	$15,494	$19,413	$16,262
10/31/2022	$16,933	$21,005	$17,799
11/30/2022	$17,953	$22,102	$18,924
12/31/2022	$17,077	$20,808	$17,962
1/31/2023	$18,301	$22,241	$19,413
2/28/2023	$17,725	$21,721	$18,791
3/31/2023	$17,041	$22,302	$18,199
4/30/2023	$16,993	$22,539	$18,201
5/31/2023	$16,310	$22,627	$17,393
6/30/2023	$17,689	$24,172	$18,902
7/31/2023	$18,205	$25,039	$19,725
8/31/2023	$17,554	$24,555	$19,027
9/30/2023	$16,856	$23,386	$18,059
10/31/2023	$16,252	$22,766	$17,164
11/30/2023	$17,701	$24,888	$18,783
12/31/2023	$18,882	$26,209	$20,246
1/31/2024	$18,788	$26,499	$19,884
2/29/2024	$19,634	$27,933	$20,833
3/31/2024	$20,614	$28,835	$21,911
4/30/2024	$19,500	$27,566	$20,765
5/31/2024	$19,674	$28,868	$21,510
6/30/2024	$19,151	$29,762	$21,166
7/31/2024	$20,694	$30,315	$22,445
8/31/2024	$20,863	$30,975	$22,868
9/30/2024	$20,766	$31,616	$23,299
10/31/2024	$20,506	$31,384	$23,006
11/30/2024	$21,755	$33,471	$24,699
12/31/2024	$20,409	$32,448	$22,892
1/31/2025	$21,090	$33,473	$23,697
2/28/2025	$21,041	$32,831	$23,265
3/31/2025	$20,798	$30,916	$22,409
4/30/2025	$20,231	$30,709	$21,853
5/31/2025	$20,620	$32,655	$22,806
6/30/2025	$21,236	$34,314	$23,607
7/31/2025	$21,284	$35,070	$24,030
8/31/2025	$22,342	$35,881	$24,751
9/30/2025	$22,142	$37,120	$25,066
10/31/2025	$21,633	$37,915	$24,814
11/30/2025	$22,164	$38,019	$25,406
12/31/2025	$22,319	$38,012	$25,421

Average Annual Total Returns

I3B82	1 Year	5 Years	10 Years
Service Class	9.36%	9.05%	8.36%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell Midcap® Value IndexFootnote Reference(b)	11.05%	9.83%	9.78%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$234,344,260
Number of Portfolio Holdings	67
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,636,198

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.7%
Consumer Staples	15.6
Materials	10.9
Financials	10.4
Industrials	10.1
Communication Services	9.1
Energy	6.5
Utilities	5.9
Information Technology	4.4
Consumer Discretionary	3.5
Real Estate	2.2
Repurchase Agreements	4.7
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Top Holdings (Percentage of Net Assets)

LKQ Corp.	2.6%
Kraft Heinz Co.	2.6
Graphic Packaging Holding Co.	2.5
First Citizens BancShares, Inc., Class A	2.4
Dominion Energy, Inc.	2.4
Gaming & Leisure Properties, Inc.	2.3
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
IAC, Inc.	2.0
Mosaic Co.	2.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Annual Shareholder Report

Transamerica WMC US Growth VP

Initial Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica WMC US Growth VP (the "Portfolio") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$70	0.64%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 17.76%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Growth Index, returned 18.56% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 1000® Growth Index, a benchmark of the Portfolio.

  U.S. equities rose during the period. Market gains were driven largely by continued investor interest in artificial intelligence (“AI”) and strength in mega capitalization technology stocks, even as inflation remained above the U.S. Federal Reserve’s 2% target. Overall, the period reflected a combination of strong returns in AI related sectors, elevated valuations, and monetary stimulus, which outweighed inflationary pressures.

  During the period, sector allocation resulting from the Portfolio’s bottom-up stock selection process was the primary driver of relative underperformance. The Portfolio’s underweight allocations to consumer staples and health care and overweight allocation to financials detracted the most from relative performance. These effects were offset by underweight allocations to consumer discretionary and industrials and an overweight allocation to communication services, which contributed to relative performance.

  Security selection contributed to relative performance during the period. Positive security selection within communication services, industrials, and consumer staples was partially offset by weaker selection in consumer discretionary, real estate, and financials.

  The Portfolio’s largest relative detractors during the period included overweight positions in Chipotle, a casual Mexican fast-food chain, ServiceNow, an automation platform for digital businesses, and BJ’s Wholesale Club, a wholesale retail company.

  The Portfolio’s largest relative contributors during the period included an underweight position in Alphabet, a U.S.-based software company, and overweight positions in Coherent, a global photonics leader, and KLA, a U.S.-based wafer fab equipment manufacturer.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica WMC US Growth VP

Initial Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Initial Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,380	$9,436	$9,442
2/29/2016	$9,300	$9,433	$9,438
3/31/2016	$9,949	$10,097	$10,074
4/30/2016	$9,886	$10,159	$9,982
5/31/2016	$10,164	$10,341	$10,176
6/30/2016	$10,097	$10,362	$10,136
7/31/2016	$10,544	$10,774	$10,615
8/31/2016	$10,422	$10,801	$10,562
9/30/2016	$10,400	$10,818	$10,600
10/31/2016	$10,140	$10,584	$10,351
11/30/2016	$10,246	$11,058	$10,577
12/31/2016	$10,281	$11,274	$10,708
1/31/2017	$10,674	$11,486	$11,068
2/28/2017	$11,128	$11,913	$11,528
3/31/2017	$11,265	$11,921	$11,662
4/30/2017	$11,561	$12,047	$11,928
5/31/2017	$11,931	$12,171	$12,238
6/30/2017	$11,803	$12,280	$12,206
7/31/2017	$12,143	$12,512	$12,531
8/31/2017	$12,265	$12,536	$12,760
9/30/2017	$12,801	$13,122	$13,427
10/31/2017	$13,169	$13,521	$13,835
12/31/2017	$13,283	$13,656	$13,943
1/31/2018	$14,295	$14,375	$14,930
2/28/2018	$13,977	$13,846	$14,539
3/31/2018	$13,664	$13,568	$14,140
4/30/2018	$13,714	$13,619	$14,189
5/31/2018	$14,368	$14,004	$14,811
6/30/2018	$14,600	$14,095	$14,954
7/31/2018	$14,972	$14,563	$15,393
8/31/2018	$15,833	$15,074	$16,235
9/30/2018	$15,893	$15,099	$16,325
10/31/2018	$14,366	$13,988	$14,865
11/30/2018	$14,579	$14,268	$15,023
12/31/2018	$13,311	$12,940	$13,732
1/31/2019	$14,693	$14,051	$14,966
2/28/2019	$15,338	$14,545	$15,501
3/31/2019	$15,650	$14,757	$15,943
4/30/2019	$16,497	$15,346	$16,663
5/31/2019	$15,476	$14,353	$15,610
6/30/2019	$16,497	$15,361	$16,682
7/31/2019	$16,819	$15,590	$17,059
8/31/2019	$16,454	$15,272	$16,928
9/30/2019	$16,644	$15,540	$16,930
10/31/2019	$17,187	$15,874	$17,408
11/30/2019	$18,060	$16,478	$18,180
12/31/2019	$18,641	$16,954	$18,729
1/31/2020	$19,081	$16,935	$19,147
2/29/2020	$17,664	$15,549	$17,843
3/31/2020	$15,841	$13,410	$16,088
4/30/2020	$18,207	$15,187	$18,468
5/31/2020	$19,471	$15,999	$19,708
6/30/2020	$20,274	$16,364	$20,567
7/31/2020	$21,647	$17,294	$22,149
8/31/2020	$23,796	$18,546	$24,434
9/30/2020	$22,877	$17,871	$23,285
10/31/2020	$22,022	$17,485	$22,494
11/30/2020	$24,452	$19,613	$24,797
12/31/2020	$25,594	$20,495	$25,938
1/31/2021	$25,254	$20,404	$25,746
2/28/2021	$25,465	$21,042	$25,740
3/31/2021	$25,921	$21,796	$26,182
4/30/2021	$27,508	$22,919	$27,963
5/31/2021	$27,063	$23,024	$27,577
6/30/2021	$28,527	$23,592	$29,307
7/31/2021	$29,341	$23,991	$30,273
8/31/2021	$30,319	$24,675	$31,404
9/30/2021	$28,627	$23,568	$29,646
10/31/2021	$30,692	$25,161	$32,213
11/30/2021	$30,325	$24,778	$32,410
12/31/2021	$30,883	$25,754	$33,096
1/31/2022	$28,267	$24,239	$30,255
2/28/2022	$26,895	$23,628	$28,970
3/31/2022	$27,826	$24,395	$30,103
4/30/2022	$24,639	$22,206	$26,468
5/31/2022	$23,940	$22,176	$25,853
6/30/2022	$21,759	$20,321	$23,805
7/31/2022	$24,388	$22,227	$26,662
8/31/2022	$23,221	$21,397	$25,420
9/30/2022	$20,875	$19,413	$22,949
10/31/2022	$21,897	$21,005	$24,290
11/30/2022	$22,837	$22,102	$25,397
12/31/2022	$21,202	$20,808	$23,453
1/31/2023	$23,147	$22,241	$25,407
2/28/2023	$22,673	$21,721	$25,106
3/31/2023	$24,251	$22,302	$26,822
4/30/2023	$24,512	$22,539	$27,086
5/31/2023	$25,624	$22,627	$28,321
6/30/2023	$27,487	$24,172	$30,258
7/31/2023	$28,158	$25,039	$31,277
8/31/2023	$27,813	$24,555	$30,996
9/30/2023	$26,309	$23,386	$29,310
10/31/2023	$25,990	$22,766	$28,893
11/30/2023	$28,712	$24,888	$32,043
12/31/2023	$30,124	$26,209	$33,462
1/31/2024	$31,090	$26,499	$34,296
2/29/2024	$33,586	$27,933	$36,636
3/31/2024	$34,174	$28,835	$37,281
4/30/2024	$32,552	$27,566	$35,700
5/31/2024	$33,821	$28,868	$37,837
6/30/2024	$35,863	$29,762	$40,388
7/31/2024	$35,182	$30,315	$39,701
8/31/2024	$36,059	$30,975	$40,528
9/30/2024	$36,982	$31,616	$41,677
10/31/2024	$36,548	$31,384	$41,539
11/30/2024	$38,645	$33,471	$44,233
12/31/2024	$38,858	$32,448	$44,623
1/31/2025	$39,902	$33,473	$45,506
2/28/2025	$38,063	$32,831	$43,871
3/31/2025	$34,627	$30,916	$40,175
4/30/2025	$35,449	$30,709	$40,887
5/31/2025	$38,387	$32,655	$44,505
6/30/2025	$41,001	$34,314	$47,342
7/31/2025	$42,553	$35,070	$49,129
8/31/2025	$42,862	$35,881	$49,679
9/30/2025	$45,015	$37,120	$52,318
10/31/2025	$46,928	$37,915	$54,218
11/30/2025	$46,086	$38,019	$53,236
12/31/2025	$45,758	$38,012	$52,906

Average Annual Total Returns

IBDA1	1 Year	5 Years	10 Years
Initial Class	17.76%	12.32%	16.43%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 1000® Growth IndexFootnote Reference(b)	18.56%	15.32%	18.13%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$6,078,755,233
Number of Portfolio Holdings	59
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$34,828,186

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.1%
Communication Services	13.8
Consumer Discretionary	13.1
Financials	6.9
Industrials	6.8
Health Care	6.3
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica WMC US Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	9.0
Microsoft Corp.	7.4
Alphabet, Inc., Class A	7.4
Broadcom, Inc.	5.9
Amazon.com, Inc.	5.5
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.8
Mastercard, Inc., Class A	2.8
Tesla, Inc.	2.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica WMC US Growth VP

Initial Class

Annual Shareholder Report

Transamerica WMC US Growth VP

Service Class

Ticker: N/A

December 31, 2025

Portfolio Overview

Transamerica WMC US Growth VP (the "Portfolio") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.89%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 17.47%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Growth Index, returned 18.56% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 1000® Growth Index, a benchmark of the Portfolio.

  U.S. equities rose during the period. Market gains were driven largely by continued investor interest in artificial intelligence (“AI”) and strength in mega capitalization technology stocks, even as inflation remained above the U.S. Federal Reserve’s 2% target. Overall, the period reflected a combination of strong returns in AI related sectors, elevated valuations, and monetary stimulus, which outweighed inflationary pressures.

  During the period, sector allocation resulting from the Portfolio’s bottom-up stock selection process was the primary driver of relative underperformance. The Portfolio’s underweight allocations to consumer staples and health care and overweight allocation to financials detracted the most from relative performance. These effects were offset by underweight allocations to consumer discretionary and industrials and an overweight allocation to communication services, which contributed to relative performance.

  Security selection contributed to relative performance during the period. Positive security selection within communication services, industrials, and consumer staples was partially offset by weaker selection in consumer discretionary, real estate, and financials.

  The Portfolio’s largest relative detractors during the period included overweight positions in Chipotle, a casual Mexican fast-food chain, ServiceNow, an automation platform for digital businesses, and BJ’s Wholesale Club, a wholesale retail company.

  The Portfolio’s largest relative contributors during the period included an underweight position in Alphabet, a U.S.-based software company, and overweight positions in Coherent, a global photonics leader, and KLA, a U.S.-based wafer fab equipment manufacturer.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica WMC US Growth VP

Service Class

Portfolio Overview

Portfolio Performance

Total Return Based on $10,000 Investment

	Service Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,376	$9,436	$9,442
2/29/2016	$9,295	$9,433	$9,438
3/31/2016	$9,940	$10,097	$10,074
4/30/2016	$9,875	$10,159	$9,982
5/31/2016	$10,151	$10,341	$10,176
6/30/2016	$10,082	$10,362	$10,136
7/31/2016	$10,529	$10,774	$10,615
8/31/2016	$10,402	$10,801	$10,562
9/30/2016	$10,375	$10,818	$10,600
10/31/2016	$10,115	$10,584	$10,351
11/30/2016	$10,218	$11,058	$10,577
12/31/2016	$10,254	$11,274	$10,708
1/31/2017	$10,645	$11,486	$11,068
2/28/2017	$11,094	$11,913	$11,528
3/31/2017	$11,225	$11,921	$11,662
4/30/2017	$11,517	$12,047	$11,928
5/31/2017	$11,885	$12,171	$12,238
6/30/2017	$11,755	$12,280	$12,206
7/31/2017	$12,092	$12,512	$12,531
8/31/2017	$12,212	$12,536	$12,760
9/30/2017	$12,738	$13,122	$13,427
10/31/2017	$13,103	$13,521	$13,835
12/31/2017	$13,213	$13,656	$13,943
1/31/2018	$14,215	$14,375	$14,930
2/28/2018	$13,901	$13,846	$14,539
3/31/2018	$13,583	$13,568	$14,140
4/30/2018	$13,634	$13,619	$14,189
5/31/2018	$14,280	$14,004	$14,811
6/30/2018	$14,506	$14,095	$14,954
7/31/2018	$14,871	$14,563	$15,393
8/31/2018	$15,723	$15,074	$16,235
9/30/2018	$15,778	$15,099	$16,325
10/31/2018	$14,262	$13,988	$14,865
11/30/2018	$14,468	$14,268	$15,023
12/31/2018	$13,209	$12,940	$13,732
1/31/2019	$14,574	$14,051	$14,966
2/28/2019	$15,214	$14,545	$15,501
3/31/2019	$15,516	$14,757	$15,943
4/30/2019	$16,358	$15,346	$16,663
5/31/2019	$15,340	$14,353	$15,610
6/30/2019	$16,348	$15,361	$16,682
7/31/2019	$16,665	$15,590	$17,059
8/31/2019	$16,296	$15,272	$16,928
9/30/2019	$16,484	$15,540	$16,930
10/31/2019	$17,020	$15,874	$17,408
11/30/2019	$17,881	$16,478	$18,180
12/31/2019	$18,450	$16,954	$18,729
1/31/2020	$18,881	$16,935	$19,147
2/29/2020	$17,478	$15,549	$17,843
3/31/2020	$15,667	$13,410	$16,088
4/30/2020	$18,008	$15,187	$18,468
5/31/2020	$19,256	$15,999	$19,708
6/30/2020	$20,046	$16,364	$20,567
7/31/2020	$21,399	$17,294	$22,149
8/31/2020	$23,511	$18,546	$24,434
9/30/2020	$22,599	$17,871	$23,285
10/31/2020	$21,751	$17,485	$22,494
11/30/2020	$24,144	$19,613	$24,797
12/31/2020	$25,265	$20,495	$25,938
1/31/2021	$24,931	$20,404	$25,746
2/28/2021	$25,128	$21,042	$25,740
3/31/2021	$25,576	$21,796	$26,182
4/30/2021	$27,139	$22,919	$27,963
5/31/2021	$26,691	$23,024	$27,577
6/30/2021	$28,135	$23,592	$29,307
7/31/2021	$28,922	$23,991	$30,273
8/31/2021	$29,884	$24,675	$31,404
9/30/2021	$28,208	$23,568	$29,646
10/31/2021	$30,238	$25,161	$32,213
11/30/2021	$29,870	$24,778	$32,410
12/31/2021	$30,412	$25,754	$33,096
1/31/2022	$27,833	$24,239	$30,255
2/28/2022	$26,477	$23,628	$28,970
3/31/2022	$27,388	$24,395	$30,103
4/30/2022	$24,245	$22,206	$26,468
5/31/2022	$23,550	$22,176	$25,853
6/30/2022	$21,401	$20,321	$23,805
7/31/2022	$23,988	$22,227	$26,662
8/31/2022	$22,827	$21,397	$25,420
9/30/2022	$20,524	$19,413	$22,949
10/31/2022	$21,519	$21,005	$24,290
11/30/2022	$22,439	$22,102	$25,397
12/31/2022	$20,828	$20,808	$23,453
1/31/2023	$22,734	$22,241	$25,407
2/28/2023	$22,262	$21,721	$25,106
3/31/2023	$23,814	$22,302	$26,822
4/30/2023	$24,059	$22,539	$27,086
5/31/2023	$25,138	$22,627	$28,321
6/30/2023	$26,969	$24,172	$30,258
7/31/2023	$27,627	$25,039	$31,277
8/31/2023	$27,277	$24,555	$30,996
9/30/2023	$25,793	$23,386	$29,310
10/31/2023	$25,480	$22,766	$28,893
11/30/2023	$28,137	$24,888	$32,043
12/31/2023	$29,517	$26,209	$33,462
1/31/2024	$30,455	$26,499	$34,296
2/29/2024	$32,894	$27,933	$36,636
3/31/2024	$33,467	$28,835	$37,281
4/30/2024	$31,870	$27,566	$35,700
5/31/2024	$33,102	$28,868	$37,837
6/30/2024	$35,090	$29,762	$40,388
7/31/2024	$34,422	$30,315	$39,701
8/31/2024	$35,270	$30,975	$40,528
9/30/2024	$36,172	$31,616	$41,677
10/31/2024	$35,741	$31,384	$41,539
11/30/2024	$37,775	$33,471	$44,233
12/31/2024	$37,986	$32,448	$44,623
1/31/2025	$38,994	$33,473	$45,506
2/28/2025	$37,190	$32,831	$43,871
3/31/2025	$33,821	$30,916	$40,175
4/30/2025	$34,618	$30,709	$40,887
5/31/2025	$37,478	$32,655	$44,505
6/30/2025	$40,021	$34,314	$47,342
7/31/2025	$41,537	$35,070	$49,129
8/31/2025	$41,830	$35,881	$49,679
9/30/2025	$43,910	$37,120	$52,318
10/31/2025	$45,771	$37,915	$54,218
11/30/2025	$44,944	$38,019	$53,236
12/31/2025	$44,622	$38,012	$52,906

Average Annual Total Returns

IBDA2	1 Year	5 Years	10 Years
Service Class	17.47%	12.05%	16.13%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 1000® Growth IndexFootnote Reference(b)	18.56%	15.32%	18.13%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Portfolio Statistics

Total Net Assets	$6,078,755,233
Number of Portfolio Holdings	59
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$34,828,186

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.1%
Communication Services	13.8
Consumer Discretionary	13.1
Financials	6.9
Industrials	6.8
Health Care	6.3
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica WMC US Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	9.0
Microsoft Corp.	7.4
Alphabet, Inc., Class A	7.4
Broadcom, Inc.	5.9
Amazon.com, Inc.	5.5
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.8
Mastercard, Inc., Class A	2.8
Tesla, Inc.	2.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica WMC US Growth VP

Service Class

(b)	Not Applicable.

Item 2:	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The registrant has filed this code of ethics as an exhibit hereto pursuant to Item 19(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) deem either of them an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, (ii) impose upon either of them any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon them as a member of the registrant’s audit committee or Board of Trustees in the absence of such designation; or (iii) affect the duties, obligations or liabilities of any other member of the registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services

		Fiscal Year Ended 12/31 (in thousands)
		2025	2024
(a)	Audit Fees	$1,130	$1,076
(b)	Audit Related Fees(1)	$115	$115
(c)	Tax Fees(2)	$173	$165
(d)	All Other Fees(3)	$21	$29

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements including review of documents and issuances of consents related to Securities and Exchange Commission Form N-1A filing of the funds comprising the registrant.

(2)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the registrant.

(3)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company and N-14 merger items.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures. Generally, the registrant’s Audit Committee must pre-approve (i) all audit and non-audit services performed for the registrant by the independent accountant and (ii) all non-audit services performed by the registrant’s independent accountant for the registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the registrant.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the registrant will be subject to the pre-approval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant pre-approval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)

The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2025 and 2024 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

(a)	Not Applicable.

(b)	Not Applicable.

Item 6:	Investments.

(a)	The Schedule of Investments are included within the Financial Statements filed under 7(a) of this Form.

(b)	Not Applicable to the registrant.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Janus Balanced VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 59.6%
Aerospace & Defense - 1.3%
General Electric Co.	21,438	$ 6,603,547
Howmet Aerospace, Inc.	19,206	3,937,614
		10,541,161
Banks - 1.8%
JPMorgan Chase & Co.	33,700	10,858,814
PNC Financial Services Group, Inc.	19,904	4,154,562
		15,013,376
Beverages - 0.5%
Monster Beverage Corp. (A)	53,225	4,080,761
Biotechnology - 1.7%
AbbVie, Inc.	24,134	5,514,377
Amgen, Inc.	11,984	3,922,483
Vertex Pharmaceuticals, Inc. (A)	10,944	4,961,572
		14,398,432
Broadline Retail - 3.0%
Amazon.com, Inc. (A)	108,974	25,153,379
Building Products - 0.5%
Trane Technologies PLC	11,234	4,372,273
Capital Markets - 4.0%
Charles Schwab Corp.	57,710	5,765,806
CME Group, Inc.	17,912	4,891,409
Coinbase Global, Inc., Class A (A)	2,157	487,784
Goldman Sachs Group, Inc.	7,547	6,633,813
Intercontinental Exchange, Inc.	34,086	5,520,568
Moody's Corp.	7,648	3,906,981
Morgan Stanley	35,530	6,307,641
		33,514,002
Chemicals - 0.3%
Ecolab, Inc.	10,041	2,635,963
Communications Equipment - 0.5%
Motorola Solutions, Inc.	11,385	4,364,098
Consumer Finance - 1.2%
American Express Co.	27,670	10,236,516
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp.	4,061	3,501,963
Electrical Equipment - 0.7%
Eaton Corp. PLC	15,987	5,092,020
Emerson Electric Co.	7,460	990,091
		6,082,111
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	53,378	7,213,503
Entertainment - 1.7%
Netflix, Inc. (A)	65,621	6,152,625
Walt Disney Co.	68,445	7,786,988
		13,939,613
Financial Services - 1.7%
Mastercard, Inc., Class A	24,872	14,198,927
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 1.2%
Uber Technologies, Inc. (A)	77,690	$ 6,348,050
Union Pacific Corp.	16,920	3,913,934
		10,261,984
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	47,531	5,955,159
Intuitive Surgical, Inc. (A)	7,035	3,984,343
Stryker Corp.	17,400	6,115,578
		16,055,080
Health Care Providers & Services - 0.3%
HCA Healthcare, Inc.	6,351	2,965,028
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.	1,438	7,700,965
Hilton Worldwide Holdings, Inc.	12,417	3,566,783
Royal Caribbean Cruises Ltd.	21,846	6,093,286
		17,361,034
Independent Power & Renewable Electricity Producers - 0.2%
Vistra Corp.	12,157	1,961,289
Insurance - 1.0%
Progressive Corp.	36,547	8,322,483
Interactive Media & Services - 5.7%
Alphabet, Inc., Class C	104,096	32,665,325
Meta Platforms, Inc., Class A	23,087	15,239,498
		47,904,823
IT Services - 0.1%
Accenture PLC, Class A	4,116	1,104,323
Life Sciences Tools & Services - 1.2%
Danaher Corp.	22,431	5,134,904
Thermo Fisher Scientific, Inc.	8,051	4,665,152
		9,800,056
Machinery - 0.3%
Deere & Co.	5,452	2,538,288
Oil, Gas & Consumable Fuels - 0.6%
Chevron Corp.	35,058	5,343,190
Pharmaceuticals - 3.0%
Eli Lilly & Co.	11,746	12,623,191
Johnson & Johnson	34,787	7,199,170
Zoetis, Inc.	42,201	5,309,730
		25,132,091
Semiconductors & Semiconductor Equipment - 9.5%
Broadcom, Inc.	54,280	18,786,308
KLA Corp.	5,580	6,780,146
Lam Research Corp.	42,592	7,290,899
NVIDIA Corp.	250,716	46,758,534
		79,615,887
Software - 6.7%
Adobe, Inc. (A)	9,436	3,302,506
Cadence Design Systems, Inc. (A)	11,239	3,513,087
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	8,103	$ 5,367,589
Microsoft Corp.	75,886	36,699,987
Oracle Corp.	21,827	4,254,300
ServiceNow, Inc. (A)	19,477	2,983,682
		56,121,151
Specialty Retail - 1.0%
Home Depot, Inc.	15,499	5,333,206
TJX Cos., Inc.	22,795	3,501,540
		8,834,746
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	86,418	23,493,597
Dell Technologies, Inc., Class C	18,934	2,383,412
		25,877,009
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	67,375	4,292,461
Tobacco - 1.0%
Philip Morris International, Inc.	50,536	8,105,974
Total Common Stocks (Cost $299,924,251)		500,842,975

	Principal	Value
CORPORATE DEBT SECURITIES - 9.8%
Aerospace & Defense - 0.1%
TransDigm, Inc.
6.25%, 01/31/2034 (B)	$ 108,000	112,070
6.75%, 01/31/2034 (B)	371,000	386,465
		498,535
Automobile Components - 0.0% *
Qnity Electronics, Inc.
5.75%, 08/15/2032 (B)	361,000	369,103
Automobiles - 0.1%
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	474,000	509,106
Banks - 2.0%
Bank of America Corp.
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	2,959,000	3,083,271
Fixed until 09/15/2033, 5.87% (C), 09/15/2034	799,000	852,656
Citigroup, Inc.
Fixed until 09/11/2030, 4.50% (C), 09/11/2031	346,000	347,071
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	298,000	300,785
Fixed until 02/13/2034, 5.83% (C), 02/13/2035	2,098,000	2,180,261
Fixed until 02/15/2031 (D), 6.63% (C)	462,000	469,518
Goldman Sachs Group, Inc.
Fixed until 01/28/2035, 5.54% (C), 01/28/2036	830,000	861,437
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 01/24/2035, 5.50% (C), 01/24/2036	$ 761,000	$ 795,335
Morgan Stanley
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	676,000	616,980
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	968,000	996,461
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	774,000	805,205
PNC Financial Services Group, Inc.
Fixed until 07/23/2034, 5.40% (C), 07/23/2035	910,000	941,261
Fixed until 10/20/2033, 6.88% (C), 10/20/2034	950,000	1,075,046
Societe Generale SA
Fixed until 04/13/2032, 6.10% (C), 04/13/2033 (B)	1,300,000	1,373,605
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	747,965
Fixed until 02/12/2030, 5.05% (C), 02/12/2031	783,000	804,259
Fixed until 02/12/2035, 5.42% (C), 02/12/2036 (E)	862,000	895,903
		17,147,019
Building Products - 0.1%
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (B)	608,000	632,855
Capital Markets - 0.1%
Blackstone Private Credit Fund
7.30%, 11/27/2028	604,000	640,680
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	112,556
7.95%, 06/13/2028	371,000	392,287
		1,145,523
Diversified REITs - 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/2034	1,220,000	1,237,749
5.30%, 01/15/2029	73,000	74,271
		1,312,020
Electric Utilities - 0.9%
Alpha Generation LLC
6.25%, 01/15/2034 (B)	991,000	999,896
American Electric Power Co., Inc.
Fixed until 12/15/2030, 5.80% (C), 03/15/2056	364,000	361,365
Fixed until 12/15/2035, 6.05% (C), 03/15/2056	291,000	285,916
Duke Energy Corp.
5.45%, 06/15/2034 (E)	1,332,000	1,387,002
Exelon Corp.
5.45%, 03/15/2034	679,000	705,969
NRG Energy, Inc.
4.73%, 10/15/2030 (B)	760,000	760,963
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc. (continued)
5.75%, 01/15/2034 (B)	$ 409,000	$ 413,159
6.00%, 01/15/2036 (B)	767,000	777,158
Talen Energy Supply LLC
6.25%, 02/01/2034 (B)	688,000	701,701
6.50%, 02/01/2036 (B)	1,129,000	1,167,487
Xcel Energy, Inc.
5.60%, 04/15/2035	438,000	453,578
		8,014,194
Financial Services - 1.4%
Atlas Warehouse Lending Co. LP
4.63%, 11/15/2028 (B)	374,000	375,404
4.95%, 11/15/2030 (B)	334,000	335,110
Capital One Financial Corp.
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	944,000	993,566
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	688,000	718,191
Fixed until 10/30/2030, 7.62% (C), 10/30/2031	726,000	820,486
Fixed until 11/02/2033, 7.96% (C), 11/02/2034	1,157,000	1,364,098
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (B)	1,326,000	1,349,284
6.75%, 05/01/2033 (B)	1,032,000	1,077,198
7.13%, 04/30/2031 (B)	528,000	554,805
LPL Holdings, Inc.
5.15%, 06/15/2030	490,000	499,709
5.75%, 06/15/2035	608,000	625,602
6.00%, 05/20/2034 (E)	787,000	827,600
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	374,000	386,596
6.38%, 08/01/2033 (B)	1,565,000	1,631,699
		11,559,348
Health Care Equipment & Supplies - 0.4%
Solventum Corp.
5.45%, 03/13/2031	1,292,000	1,347,712
5.60%, 03/23/2034	1,703,000	1,771,958
		3,119,670
Health Care Providers & Services - 0.6%
Elevance Health, Inc.
5.20%, 02/15/2035	499,000	509,699
HCA, Inc.
3.63%, 03/15/2032	450,000	425,038
5.60%, 04/01/2034	690,000	719,615
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	510,000	463,081
5.20%, 06/15/2029 (B)	575,000	589,378
5.45%, 06/15/2034 (B)	1,297,000	1,327,836
Humana, Inc.
5.88%, 03/01/2033	220,000	231,092
5.95%, 03/15/2034	544,000	570,507
		4,836,246
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.
5.75%, 08/01/2032 (B)	$ 670,000	$ 687,608
Flutter Treasury DAC
5.88%, 06/04/2031 (B)	389,000	394,407
NCL Corp. Ltd.
5.88%, 01/15/2031 (B)	1,355,000	1,349,873
6.25%, 09/15/2033 (B)	840,000	839,647
		3,271,535
Insurance - 0.4%
Aon North America, Inc.
5.45%, 03/01/2034	1,584,000	1,646,118
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (B)	550,000	570,686
Athene Global Funding
2.65%, 10/04/2031 (B)	712,000	629,615
Brown & Brown, Inc.
4.90%, 06/23/2030	206,000	208,849
5.25%, 06/23/2032	91,000	93,059
		3,148,327
Internet & Catalog Retail - 0.2%
AppLovin Corp.
5.38%, 12/01/2031	721,000	747,655
5.50%, 12/01/2034	831,000	853,813
		1,601,468
IT Services - 0.3%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033 - 04/15/2035 (E)	2,174,000	2,257,713
CACI International, Inc.
6.38%, 06/15/2033 (B)	319,000	330,062
		2,587,775
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/2034	1,013,000	1,067,135
Oil, Gas & Consumable Fuels - 1.3%
Civitas Resources, Inc.
8.63%, 11/01/2030 (B)	204,000	213,804
8.75%, 07/01/2031 (B)	378,000	392,138
9.63%, 06/15/2033 (B)	732,000	790,280
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (B)	510,000	545,933
6.50%, 08/15/2043 (B)	103,000	108,810
6.54%, 11/15/2053 (B)	532,000	566,481
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	959,000	946,357
4.30%, 04/15/2032 (B)	288,000	278,194
4.38%, 06/15/2031 (B)	1,628,000	1,593,880
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	556,000	543,816
5.13%, 06/15/2028 (B)	460,000	461,857
Occidental Petroleum Corp.
6.13%, 01/01/2031	534,000	564,399
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.63%, 09/01/2030	$ 296,000	$ 318,663
8.88%, 07/15/2030	420,000	485,647
Sunoco LP
5.63%, 03/15/2031 (B)	286,000	288,096
5.88%, 03/15/2034 (B)	485,000	484,957
7.00%, 05/01/2029 (B)	908,000	947,004
7.25%, 05/01/2032 (B)	512,000	541,356
Viper Energy Partners LLC
4.90%, 08/01/2030	231,000	233,650
5.70%, 08/01/2035	614,000	626,605
		10,931,927
Pharmaceuticals - 0.6%
CVS Health Corp.
4.78%, 03/25/2038	1,214,000	1,145,909
5.00%, 09/15/2032	299,000	305,181
5.25%, 02/21/2033	109,000	112,224
5.45%, 09/15/2035	531,000	543,537
5.70%, 06/01/2034	561,000	587,881
6.20%, 09/15/2055	308,000	312,725
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	311,000	326,519
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 12/01/2032	1,136,000	1,192,241
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	896,000	929,353
		5,455,570
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	941,000	966,356
5.90%, 01/25/2033 (B)	200,000	209,270
6.25%, 01/25/2035 (B)	200,000	212,078
		1,387,704
Software - 0.5%
Constellation Software, Inc.
5.46%, 02/16/2034 (B)	744,000	749,423
CoreWeave, Inc.
9.00%, 02/01/2031 (B)	322,000	295,120
9.25%, 06/01/2030 (B)	797,000	741,029
MSCI, Inc.
4.00%, 11/15/2029 (B)	184,000	179,895
Oracle Corp.
5.20%, 09/26/2035	672,000	643,830
5.50%, 08/03/2035	218,000	213,614
5.95%, 09/26/2055	561,000	497,054
6.10%, 09/26/2065	750,000	661,494
		3,981,459
Total Corporate Debt Securities (Cost $80,320,354)		82,576,519
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 8.2%
U.S. Treasury - 8.2%
U.S. Treasury Bonds
4.63%, 11/15/2045	$ 15,070,000	$ 14,726,216
4.75%, 08/15/2055	33,464,000	32,899,295
U.S. Treasury Notes
3.50%, 12/15/2028 - 11/30/2030	6,425,000	6,372,877
3.75%, 11/30/2032	3,158,000	3,121,486
4.00%, 11/15/2035	12,306,400	12,129,495
Total U.S. Government Obligations (Cost $70,330,711)		69,249,369
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
BAMLL Re-REMICS Trust
0.00% (C)11/27/2048 (B)	284,938	283,334
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 05/01/2052	8,261,050	7,238,997
3.00%, 05/01/2031 - 06/01/2052	1,396,624	1,301,350
3.50%, 07/01/2046 - 06/01/2052	687,458	646,708
4.00%, 03/01/2047 - 03/01/2050	972,438	939,796
4.50%, 03/01/2048 - 03/01/2052	1,359,395	1,340,708
5.00%, 09/01/2048 - 06/01/2053	1,296,573	1,305,693
5.50%, 09/01/2052 - 12/01/2054	2,616,914	2,677,122
6.00%, 04/01/2040 - 04/01/2054	2,126,692	2,213,394
6.50%, 11/01/2053	519,438	554,077
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 1.05%,
4.92% (C), 01/25/2045 (B)	196,969	196,970
1-Month SOFR Average + 1.10%,
4.97% (C), 09/25/2045 (B)	130,060	130,271
1-Month SOFR Average + 1.15%,
5.02% (C), 02/25/2045 (B)	402,614	402,981
1-Month SOFR Average + 1.20%,
5.07% (C), 05/25/2045 (B)	124,070	124,029
1-Month SOFR Average + 1.30%,
5.17% (C), 02/25/2042 (B)	41,289	41,304
1-Month SOFR Average + 1.85%,
5.72% (C), 11/25/2043 (B)	191,459	192,527
1-Month SOFR Average + 2.00%,
5.87% (C), 06/25/2043 (B)	13,230	13,250
1-Month SOFR Average + 2.10%,
5.97% (C), 09/25/2041 (B)	194,114	195,664
5.97% (C), 04/25/2043 (B)	151,269	153,362
1-Month SOFR Average + 2.35%,
6.22% (C), 12/25/2041 (B)	258,132	260,337
1-Month SOFR Average + 3.75%,
7.62% (C), 02/25/2042 (B)	84,114	86,618
1-Month SOFR Average + 4.35%,
8.22% (C), 04/25/2042 (B)	206,199	214,772
1-Month SOFR Average + 5.25%,
9.12% (C), 05/25/2042 (B)	59,443	62,763
1-Month SOFR Average + 5.75%,
9.62% (C), 09/25/2042 (B)	52,857	56,946
1-Month SOFR Average + 6.75%,
10.62% (C), 06/25/2042 (B)	32,398	34,990
Federal National Mortgage Association
2.00%, 07/01/2051	200,169	162,814
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.50%, 11/01/2034 - 03/01/2062	$ 16,181,153	$ 13,917,130
3.00%, 10/01/2034 - 06/01/2057	4,647,006	4,157,665
3.50%, 08/01/2047 - 08/01/2056	5,161,081	4,838,032
4.00%, 05/01/2045 - 05/01/2052	881,566	852,293
4.50%, 11/01/2042 - 08/01/2053	2,711,366	2,669,469
5.00%, 07/01/2044 - 08/01/2053	977,108	988,028
5.50%, 06/01/2053 - 03/01/2054	1,816,284	1,872,679
6.00%, 02/01/2037 - 04/01/2054	1,039,374	1,090,054
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.10%,
4.97% (C), 01/25/2045 (B)	103,768	103,799
1-Month SOFR Average + 1.15%,
5.02% (C), 03/25/2044 - 02/25/2045 (B)	290,271	290,591
1-Month SOFR Average + 1.20%,
5.07% (C), 07/25/2045 (B)	295,587	295,971
1-Month SOFR Average + 1.50%,
5.37% (C), 10/25/2043 (B)	174,412	174,706
1-Month SOFR Average + 1.65%,
5.52% (C), 12/25/2041 (B)	425,176	427,506
1-Month SOFR Average + 1.70%,
5.57% (C), 07/25/2043 (B)	216,233	217,081
1-Month SOFR Average + 2.30%,
6.17% (C), 05/25/2043 (B)	355,637	362,325
1-Month SOFR Average + 3.00%,
6.87% (C), 01/25/2042 - 04/25/2042 (B)	903,000	920,803
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	825,078	745,451
Government National Mortgage Association
2.50%, 03/20/2051 - 01/20/2052	2,403,703	2,064,753
3.00%, 11/20/2046 - 08/20/2051	4,500,817	4,062,788
3.50%, 05/20/2049	1,404,839	1,298,059
4.00%, 01/15/2045 - 05/20/2048	1,089,341	1,049,983
4.50%, 08/15/2046 - 05/20/2048	554,459	548,871
5.00%, 08/20/2048	139,166	141,461
Seasoned Loans Structured Transaction Trust
4.75% (C), 09/25/2060 (B)	82,299	81,825
Uniform Mortgage-Backed Security, TBA
3.00%, 01/01/2056 (F)	31,000	27,414
5.00%, 01/01/2055 (F)	4,199,000	4,187,190
5.50%, 01/01/2055 (F)	969,000	982,549
Total U.S. Government Agency Obligations (Cost $70,344,764)		69,199,253
MORTGAGE-BACKED SECURITIES - 6.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, 1-Month Term SOFR + 1.18%, 4.96% (C), 09/15/2034 (B)	592,515	590,572
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70%, 11/25/2069 (B)	$ 255,414	$ 257,113
Series 2025-NQM4, Class A1, 5.23% (C), 10/25/2070 (B)	274,947	275,648
ALA Trust
Series 2025-OANA, Class A, 1-Month Term SOFR + 1.74%, 5.49% (C), 06/15/2040 (B)	1,333,000	1,337,996
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (C), 10/25/2049 (B)	18,129	17,952
Series 2019-6, Class A1, 2.62% (C), 11/25/2059 (B)	15,516	15,371
Series 2020-3, Class A2, 2.41% (C), 04/25/2065 (B)	83,863	80,862
Series 2024-5, Class A1, 4.95% (C), 07/25/2068 (B)	832,721	833,612
Series 2025-6, Class A1, 5.52% (C), 04/25/2070 (B)	546,334	551,125
BAMLL Re-REMICS Trust
Series 2024-FRR2, Class E, 1.27% (C), 07/27/2050 (B)	328,000	284,268
Series 2024-FRR3, Class E, 0.49% (C), 01/27/2050 (B)	380,014	347,494
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 4.72% (C), 11/25/2051 (B)	569,744	528,273
Series 2022-2, Class A1, 3.00% (C), 12/25/2051 (B)	423,542	369,590
BLP Commercial Mortgage Trust
Series 2025-IND2, Class A, 1-Month Term SOFR + 1.50%, 5.25% (C), 12/15/2042 (B)	480,000	480,446
BPR Trust
Series 2023-BRK2, Class A, 6.90% (C), 10/05/2038 (B)	831,000	867,266
Series 2024-PMDW, Class A, 5.36% (C), 11/05/2041 (B)	1,191,755	1,219,440
Series 2024-PMDW, Class D, 5.85% (C), 11/05/2041 (B)	391,000	390,028
BX Commercial Mortgage Trust
Series 2024-AIR2, Class A, 1-Month Term SOFR + 1.49%, 5.24% (C), 10/15/2041 (B)	939,997	941,165
Series 2024-AIRC, Class C, 1-Month Term SOFR + 2.59%, 6.34% (C), 08/15/2041 (B)	399,755	402,727
Series 2024-BRBK, Class A, 1-Month Term SOFR + 2.88%, 6.61% (C), 10/15/2041 (B)	1,070,787	1,076,090
Series 2024-GPA3, Class A, 1-Month Term SOFR + 1.29%, 5.04% (C), 12/15/2039 (B)	490,004	490,004
Series 2024-GPA3, Class B, 1-Month Term SOFR + 1.64%, 5.39% (C), 12/15/2039 (B)	338,722	339,456
Series 2024-VLT5, Class A, 5.41% (C), 11/13/2046 (B)	1,217,000	1,232,235
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust (continued)
Series 2024-VLT5, Class B, 5.80% (C), 11/13/2046 (B)	$ 281,000	$ 285,488
Series 2024-VLT5, Class C, 6.19% (C), 11/13/2046 (B)	220,000	224,549
Series 2025-SPOT, Class A, 1-Month Term SOFR + 1.44%, 5.19% (C), 04/15/2040 (B)	391,669	391,914
BX Trust
Series 2019-OC11, Class B, 3.61%, 12/09/2041 (B)	173,000	165,538
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (B)	481,000	460,588
Series 2021-LBA, Class AJV, 1-Month Term SOFR + 0.91%, 4.67% (C), 02/15/2036 (B)	820,000	818,993
Series 2021-LBA, Class AV, 1-Month Term SOFR + 0.91%, 4.67% (C), 02/15/2036 (B)	737,035	736,436
Series 2024-VLT4, Class A, 1-Month Term SOFR + 1.49%, 5.24% (C), 06/15/2041 (B)	939,765	939,471
Series 2025-ARIA, Class A, 5.03% (C), 12/13/2042 (B)	928,000	936,412
Series 2025-DIME, Class A, 1-Month Term SOFR + 1.15%, 4.90% (C), 02/15/2035 (B)	861,000	858,849
Series 2025-GW, Class A, 1-Month Term SOFR + 1.60%, 5.35% (C), 07/15/2042 (B)	758,000	759,420
Series 2025-ROIC, Class A, 1-Month Term SOFR + 1.14%, 4.89% (C), 03/15/2030 (B)	1,090,746	1,089,383
Series 2025-ROIC, Class B, 1-Month Term SOFR + 1.39%, 5.14% (C), 03/15/2030 (B)	239,068	238,171
Series 2025-VLT7, Class A, 1-Month Term SOFR + 1.70%, 5.45% (C), 07/15/2044 (B)	1,589,000	1,591,463
BXHPP Trust
Series 2021-FILM, Class A, 1-Month Term SOFR + 0.76%, 4.51% (C), 08/15/2036 (B)	201,000	194,024
BXP Trust
Series 2017-GM, Class A, 3.38%, 06/13/2039 (B)	324,000	318,128
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 5.07% (C), 02/25/2050 (B)	568,141	563,210
Citigroup Mortgage Loan Trust
Series 2025-LTV1, Class A1, 5.24% (C), 12/25/2055 (B)	710,632	711,618
CONE Trust
Series 2024-DFW1, Class A, 1-Month Term SOFR + 1.64%, 5.39% (C), 08/15/2041 (B)	632,000	631,015
Series 2024-DFW1, Class B, 1-Month Term SOFR + 2.29%, 6.04% (C), 08/15/2041 (B)	465,108	465,029
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DATA Mortgage Trust
Series 2024-CTR2, Class A, 5.30% (C), 05/10/2046 (B)	$ 263,256	$ 263,964
EFMT
Series 2025-RTL1, Class A1, 5.22% (C), 11/25/2040 (B)	310,000	310,699
Finance of America Structured Securities Trust
Series 2025-S1, Class A1, 3.50%, 02/25/2075 (B)	334,844	325,363
Flagstar Mortgage Trust
Series 2021-13IN, Class A2, 3.00% (C), 12/30/2051 (B)	1,142,260	999,325
FREMF Mortgage Trust
Series 2023-K511, Class C, 5.63% (C), 11/25/2028 (B)	187,000	176,016
GCAT Trust
Series 2023-INV1, Class A1, 6.00% (C), 08/25/2053 (B)	671,778	684,164
GS Mortgage Securities Corp. Trust
1-Month Term SOFR + 2.65%, 6.38% (C), 11/25/2041 (B)	1,159,000	1,160,549
GWT Trust
Series 2024-WLF2, Class A, 1-Month Term SOFR + 1.69%, 5.44% (C), 05/15/2041 (B)	1,141,000	1,144,177
Homeward Opportunities Fund Trust
Series 2024-RRTL2, Class A1, 5.99% (C), 09/25/2039 (B)	424,000	425,001
Series 2024-RTL1, Class A1, 7.12% (C), 07/25/2029 (B)	1,020,000	1,021,022
Series 2025-RRTL1, Class A1, 5.48% (C), 03/25/2040 (B)	566,000	568,624
Series 2025-RRTL2, Class A1, 5.24% (C), 09/25/2040 (B)	230,000	230,811
Hudson's Bay Simon JV Trust
Series 2015-HB10, Class A10, 4.15%, 08/05/2034 (B)	321,959	321,651
JPMorgan Mortgage Trust
Series 2025-5MPR, Class A1D, 5.50% (C), 11/25/2055 (B)	228,754	229,614
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A, 1-Month Term SOFR + 1.30%, 5.05% (C), 03/15/2042 (B)	749,000	748,065
LEX Mortgage Trust
Series 2024-BBG, Class A, 4.87% (C), 10/13/2033 (B)	215,000	216,268
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13% (C), 03/25/2029 (B)	249,645	251,325
Series 2024-RTL3, Class A1, 6.90% (C), 05/25/2029 (B)	311,653	314,453
Series 2024-RTL4, Class A1, 5.92% (C), 07/25/2039 (B)	920,061	924,551
Series 2025-RTL3, Class A1, 5.24% (C), 08/25/2040 (B)	260,000	260,753
Life Mortgage Trust
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 4.96% (C), 03/15/2038 (B)	80,420	80,077
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Life Mortgage Trust (continued)
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 5.05% (C), 05/15/2039 (B)	$ 886,000	$ 854,453
Series 2022-BMR2, Class B, 1-Month Term SOFR + 1.79%, 5.54% (C), 05/15/2039 (B)	257,000	232,254
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (C), 08/25/2051 (B)	426,170	396,959
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (C), 10/25/2051 (B)	532,221	495,922
Series 2022-INV1, Class A2, 3.00% (C), 03/25/2052 (B)	3,636	3,164
Series 2024-SD1, Class A1, 4.00% (C), 04/25/2054 (B)	274,407	269,448
MIC Trust
Series 2023-MIC, Class A, 8.44% (C), 12/05/2038 (B)	584,328	632,158
Morgan Stanley Residential Mortgage Loan Trust
4.25% (C), 02/25/2065 (B)	314,157	307,491
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (B)	67,910	67,349
Series 2024-NQM2, Class A1, 5.12% (C), 09/25/2064 (B)	427,136	428,296
Series 2024-RTL2, Class A1, 5.44% (C), 09/25/2039 (B)	343,000	345,557
NRTH Commercial Mortgage Trust
Series 2025-PARK, Class A, 1-Month Term SOFR + 1.39%, 5.14% (C), 10/15/2040 (B)	654,000	654,613
OBX Trust
Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	177,853	155,197
Series 2022-INV1, Class A18, 3.00% (C), 12/25/2051 (B)	471,207	407,649
PRET Trust
Series 2025-RPL1, Class A1, 4.00% (C), 07/25/2069 (B)	420,259	411,747
Series 2025-RPL2, Class A1, 4.00% (C), 08/25/2064 (B)	441,580	431,777
Series 2025-RPL5, Class A1, 4.15% (C), 01/25/2070 (B)	675,271	664,176
PRPM LLC
Series 2024-RCF2, Class A1, 3.75% (C), 03/25/2054 (B)	185,381	182,641
Series 2025-RCF4, Class A1, 4.50% (C), 08/25/2055 (B)	278,079	276,007
Series 2025-RPL4, Class A1, 3.00% (C), 05/25/2055 (B)	562,483	534,864
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 4.67% (C), 07/25/2051 (B)	383,226	354,307
Series 2023-CES1, Class A1A, 6.52% (C), 06/25/2043 (B)	141,174	141,622
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust (continued)
Series 2024-CES5, Class A1A, 5.85% (C), 08/25/2044 (B)	$ 588,782	$ 594,555
Series 2024-CES7, Class A1A, 5.16% (C), 10/25/2044 (B)	703,217	705,438
Series 2024-CES9, Class A1A, 5.58% (C), 12/25/2044 (B)	111,156	112,294
Series 2025-CES2, Class A1A, 5.50% (C), 02/25/2055 (B)	347,164	350,283
Series 2025-CES8, Class A1A, 5.15% (C), 08/25/2055 (B)	491,160	493,762
Saluda Grade Alternative Mortgage Trust
Series 2024-CES1, Class A1, 6.31% (C), 03/25/2054 (B)	218,661	221,271
Series 2024-FIG5, Class A, 6.26% (C), 04/25/2054 (B)	318,905	326,588
Series 2024-RTL6, Class A1, 7.44% (C), 07/25/2030 (B)	775,000	779,549
Saluds Grade Alternative Mortgage Trust
Series 2025-RRTL1, Class A1, 5.32% (C), 10/25/2040 (B)	320,000	320,032
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, 1-Month Term SOFR + 1.54%, 5.29% (C), 11/15/2034 (B)	993,000	993,620
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (C), 05/25/2043 (B)	84,994	75,637
Series 2020-2, Class A19, 3.50% (C), 03/25/2050 (B)	38,547	34,513
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 4.75% (C), 01/15/2039 (B)	451,000	450,999
SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 4.60% (C), 11/15/2038 (B)	83,884	83,833
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A, 1-Month Term SOFR + 1.29%, 5.04% (C), 04/15/2042 (B)	284,000	284,360
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1, 5.52% (C), 02/25/2040 (B)	260,000	261,202
TYSN Mortgage Trust
Series 2023-CRNR, Class A, 6.58% (C), 12/10/2033 (B)	924,755	973,494
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 4.97% (C), 08/25/2051 (B)	520,028	484,119
VASA Trust
Series 2021-VASA, Class A, 1-Month Term SOFR + 1.01%, 4.77% (C), 07/15/2039 (B)	425,000	418,899
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1-Month Term SOFR + 1.36%, 5.12% (C), 02/15/2040 (B)	$ 74,081	$ 74,039
Series 2025-VTT, Class A, 5.10% (C), 03/15/2038 (B)	1,014,000	1,018,684
Total Mortgage-Backed Securities (Cost $53,293,459)		53,269,726
ASSET-BACKED SECURITIES - 6.2%
AGL CLO 26 Ltd.
Series 2023-26A, Class A1R, 3-Month Term SOFR + 1.28%, 5.15% (C), 10/21/2038 (B)	1,267,000	1,270,392
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 04/20/2035 (B)	360,000	361,128
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (B)	77,840	71,615
Bain Capital Credit CLO Ltd.
Series 2023-3A, Class A1R, 3-Month Term SOFR + 1.31%, 5.18% (C), 10/24/2038 (B)	1,747,000	1,751,095
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR, 3-Month Term SOFR + 1.58%, 5.46% (C), 07/20/2037 (B)	250,000	250,111
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A, 3-Month Term SOFR + 1.22%, 5.10% (C), 01/20/2035 (B)	895,249	895,407
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class B, 1-Month SOFR Average + 1.70%, 5.57% (C), 07/27/2048 (B)	231,548	231,548
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A, 3-Month Term SOFR + 1.27%, 5.19% (C), 10/20/2038 (B)	1,006,000	1,007,639
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 3-Month Term SOFR + 1.39%, 5.29% (C), 07/15/2037 (B)	1,283,000	1,286,278
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R, 3-Month Term SOFR + 1.56%, 5.44% (C), 10/17/2037 (B)	1,284,000	1,286,537
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.32%, 5.20% (C), 07/20/2038 (B)	1,132,000	1,135,326
CBAM Ltd.
Series 2018-5A, Class A1R, 3-Month Term SOFR + 1.34%, 5.45% (C), 10/17/2038 (B)	588,000	588,644
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (B)	435,744	366,629
Series 2020-1, Class B1, 2.28%, 07/15/2060 (B)	89,945	56,079
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CF Hippolyta Issuer LLC (continued)
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (B)	$ 769,276	$ 620,974
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (B)	199,207	121,259
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (B)	716,577	704,904
Series 2022-1A, Class A2, 6.11%, 08/15/2062 (B)	2,040,314	1,980,553
CIFC Funding Ltd.
Series 2019-7A, Class A1R, 3-Month Term SOFR + 1.28%, 5.37% (C), 10/19/2038 (B)	829,000	831,321
Compass Datacenters Issuer II LLC
Series 2024-2A, Class A1, 5.02%, 08/25/2049 (B)	112,000	112,218
Series 2025-1A, Class A1, 5.32%, 05/25/2050 (B)	2,006,000	2,024,042
Compass Datacenters Issuer III LLC
Series 2025-1A, Class A2, 5.66%, 02/25/2050 (B)	731,000	739,429
Series 2025-2A, Class A2, 5.84%, 02/25/2050 (B)	455,000	461,783
COOPR Residential Mortgage Trust
Series 2025-CES3, Class A1A, 4.84% (C), 09/25/2060 (B)	427,392	426,227
Series 2025-CES4, Class A1A, 5.04% (C), 11/25/2060 (B)	173,504	173,816
CP EF Asset Securitization II LLC
Series 2023-1A, Class A, 7.48%, 03/15/2032 (B)	72,845	73,387
Croton Park CLO Ltd.
Series 2014-1A, Class A2, 3-Month Term SOFR + 1.56%, 5.46% (C), 10/15/2036 (B)	594,000	594,531
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B, 5.45%, 04/20/2048 (B)	157,090	154,850
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (B)	372,724	367,220
Series 2024-2A, Class A2, 4.50%, 05/20/2049 (B)	135,000	131,751
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (B)	1,339,000	1,284,851
DB Master Finance LLC
Series 2017-1A, Class A2II, 4.03%, 11/20/2047 (B)	166,972	165,861
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (B)	821,000	797,910
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2, 3-Month Term SOFR + 1.30%, 5.18% (C), 07/20/2038 (B)	766,000	769,029
FIGRE Trust
Series 2024-HE2, Class A, 6.38% (C), 05/25/2054 (B)	266,341	273,335
Series 2024-HE4, Class A, 5.06% (C), 09/25/2054 (B)	306,486	308,287
Series 2025-HE2, Class A, 5.78% (C), 03/25/2055 (B)	372,184	376,619
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
FIGRE Trust (continued)
Series 2025-HE3, Class A, 5.56% (C), 05/25/2055 (B)	$ 408,284	$ 412,588
Series 2025-HE5, Class A, 5.29% (C), 08/25/2055 (B)	276,340	277,410
Series 2025-HE6, Class A, 5.04% (C), 09/25/2055 (B)	204,888	204,249
Foundation Finance Trust
Series 2025-3A, Class A, 4.56%, 08/15/2052 (B)	393,839	394,887
GoldenTree Loan Management U.S. CLO 17 Ltd.
Series 2023-17A, Class AR, 3-Month Term SOFR + 1.28%, 5.16% (C), 01/20/2039 (B)	950,000	951,774
Gracie Point International Funding LLC
Series 2024-1A, Class A, 3-Month SOFR Average + 1.70%, 5.89% (C), 03/01/2028 (B)	287,000	287,217
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18% (C), 09/25/2055 (B)	559,390	560,775
Hertz Vehicle Financing III LLC
Series 2025-5A, Class A, 4.62%, 05/25/2030 (B)	331,000	331,044
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (B)	82,401	83,241
Libra Solutions LLC
Series 2024-1A, Class A, 5.88%, 09/30/2038 (B)(G)	439,000	439,173
LMDV Issuer Co. LLC
Series 2025-1A, Class A2, 5.31%, 12/15/2055 (B)	238,000	237,929
M&T Equipment Notes
Series 2023-1A, Class A3, 5.74%, 07/15/2030 (B)	106,096	106,722
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R, 3-Month Term SOFR + 1.36%, 5.24% (C), 07/18/2037 (B)	1,367,389	1,370,468
Madison Park Funding LXII Ltd.
Series 2022-62A, Class A1R2, 3-Month Term SOFR + 1.30%, 5.19% (C), 07/16/2038 (B)	850,000	850,274
Madison Park Funding LXXIII Ltd.
Series 2025-73A, Class A1, 3-Month Term SOFR + 1.30%, 5.26% (C), 10/17/2038 (B)	872,000	875,069
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR, 3-Month Term SOFR + 1.60%, 5.49% (C), 10/16/2037 (B)	435,000	435,257
Magnetite 50 Ltd.
Series 2025-50A, Class A1, 3-Month Term SOFR + 1.28%, 5.59% (C), 07/25/2038 (B)	652,000	652,760
Merchants Fleet Funding LLC
Series 2025-1A, Class A, 4.49%, 01/20/2039 (B)	235,000	235,748
	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC
Series 2025-2A, Class A, 4.48%, 10/20/2044 (B)	$ 122,440	$ 122,614
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A, 3-Month Term SOFR + 1.31%, 5.64% (C), 07/20/2039 (B)	788,611	789,452
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1, 2.41%, 10/20/2061 (B)	353,000	216,580
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A, 7.40% (C), 11/25/2031 (B)	399,778	406,608
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	168,728	166,690
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.85%, 11/20/2050 (B)	555,123	504,840
OCP CLO Ltd.
Series 2020-18A, Class A2R2, 3-Month Term SOFR + 1.57%, 5.45% (C), 07/20/2037 (B)	337,764	337,967
Series 2025-44A, Class A, 3-Month Term SOFR + 1.30%, 5.56% (C), 10/24/2038 (B)	455,000	456,141
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2, 3-Month Term SOFR + 1.28%, 5.16% (C), 07/19/2038 (B)	812,000	811,553
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R, 3-Month Term SOFR + 1.58%, 5.46% (C), 10/19/2037 (B)	630,000	631,981
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,472,000	1,482,008
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/2055 (B)	840,000	832,588
RCKT Mortgage Trust
Series 2024-CES1, Class A1A, 6.03% (C), 02/25/2044 (B)	205,636	207,325
Series 2024-CES2, Class A1A, 6.14% (C), 04/25/2044 (B)	642,832	649,549
Series 2024-CES6, Class A1A, 5.34% (C), 09/25/2044 (B)	464,255	466,276
Series 2025-CES10, Class A1A, 4.89% (C), 11/25/2055 (B)	284,926	285,210
Series 2025-CES7, Class A1A, 5.38% (C), 07/25/2055 (B)	191,669	193,519
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A, 7.07% (C), 08/25/2053 (B)	793,578	819,184
Series 2023-FIG4, Class A, 6.72% (C), 11/25/2053 (B)	417,271	432,550
Series 2025-LOC5, Class A1A, 1-Month Term SOFR + 1.60%, 5.55% (C), 10/25/2055 (B)	524,233	525,766
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2, 5.59%, 08/16/2032 (B)	$ 38,864	$ 39,074
SCF Equipment Leasing LLC
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (B)	192,000	192,265
SF ABS Issuer LLC
Series 2025-1A, Class A2, 5.38%, 11/25/2055 (B)	1,172,000	1,146,490
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR, 3-Month Term SOFR + 1.38%, 5.25% (C), 07/21/2037 (B)	957,000	959,405
Taco Bell Funding LLC
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (B)	205,342	191,428
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.37%, 5.24% (C), 10/21/2037 (B)	934,000	936,712
Towd Point Mortgage Trust
Series 2025-FIX2, Class A1, 5.25% (C), 10/25/2065 (B)	629,502	630,839
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 09/25/2047 (B)	239,000	238,898
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (B)	1,953,558	1,913,768
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (B)	596,000	567,454
Voya CLO Ltd.
Series 2024-4A, Class A2, 3-Month Term SOFR + 1.55%, 5.43% (C), 07/20/2037 (B)	386,336	386,385
Wendy's Funding LLC
Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (B)	469,060	461,039
Series 2021-1A, Class A2I, 2.37%, 06/15/2051 (B)	132,631	123,607
Series 2021-1A, Class A2II, 2.78%, 06/15/2051 (B)	352,392	314,231
Series 2022-1A, Class A2II, 4.54%, 03/15/2052 (B)	69,464	67,431
Series 2025-1A, Class A2I, 5.42%, 12/15/2055 (B)	953,000	950,183
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 08/20/2036 (B)	28,236	28,054
Total Asset-Backed Securities (Cost $52,330,878)		52,244,834
LOAN ASSIGNMENTS - 1.0%
Aerospace & Defense - 0.1%
TransDigm, Inc. Term Loan M, 1-Month Term SOFR + 2.50%, 6.22% (C), 08/19/2032	672,315	675,023
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 0.2%
EMRLD Borrower LP
Term Loan B, 3-Month Term SOFR + 2.25%, 6.07% (C), 05/31/2030	$ 290,342	$ 290,903
Term Loan B, 6-Month Term SOFR + 2.25%, 6.12% (C), 08/04/2031	1,586,748	1,589,326
		1,880,229
Chemicals - 0.0% *
Qnity Electronics, Inc. Term Loan B, 6-Month Term SOFR + 2.00%, 5.80% (C), 11/01/2032	290,000	291,087
Commercial Services & Supplies - 0.1%
Belron Finance LLC Repriced Term Loan B, 3-Month Term SOFR + 2.25%, 6.12% (C), 10/16/2031	474,018	476,388
Electric Utilities - 0.3%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.72% (C), 09/30/2031	552,013	553,461
Lightning Power LLC Term Loan B, 1-Month Term SOFR + 2.25%, 5.97% (C), 08/18/2031	1,051,687	1,056,453
Talen Energy Supply LLC Term Loan B, Prime Rate + 1.00%, 8.00% (C), 11/25/2032	666,241	666,935
		2,276,849
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, TBD, 10/23/2028 (H)	915,767	918,231
Transportation Infrastructure - 0.2%
Genesee & Wyoming, Inc. Term Loan, 3-Month Term SOFR + 1.75%, 5.42% (C), 04/10/2031	1,503,587	1,503,353
Total Loan Assignments (Cost $7,984,909)		8,021,160

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (I)	4,289,465	4,289,465
Total Other Investment Company (Cost $4,289,465)		4,289,465
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025

Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp.,
1.35% (I), dated 12/31/2025, to be
repurchased at $9,187,027 on 01/02/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 04/30/2027, and
with a value of $9,370,209.
$ 9,186,338	$ 9,186,338
Total Repurchase Agreement (Cost $9,186,338)	9,186,338
Total Investments (Cost $648,005,129)	848,879,639
Net Other Assets (Liabilities) - (0.9)%	(7,672,097)
Net Assets - 100.0%	$ 841,207,542
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$500,842,975	$—	$—	$500,842,975
Corporate Debt Securities	—	82,576,519	—	82,576,519
U.S. Government Obligations	—	69,249,369	—	69,249,369
U.S. Government Agency Obligations	—	69,199,253	—	69,199,253
Mortgage-Backed Securities	—	53,269,726	—	53,269,726
Asset-Backed Securities	—	52,244,834	—	52,244,834
Loan Assignments	—	8,021,160	—	8,021,160
Other Investment Company	4,289,465	—	—	4,289,465
Repurchase Agreement	—	9,186,338	—	9,186,338
Total Investments	$505,132,440	$343,747,199	$—	$848,879,639
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the total value of 144A securities is $143,482,170, representing 17.1% of the Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $4,200,991, collateralized by cash collateral of $4,289,465. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after December 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Restricted security. At December 31, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Asset-Backed Securities	Libra Solutions LLC Series 2024-1A, Class A 5.88%, 09/30/2038	09/24/2024	$438,931	$439,173	0.1%

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(H)	All or a portion of the security represents an unsettled loan commitment at December 31, 2025 where the rate will be determined at time of settlement.
(I)	Rate disclosed reflects the yield at December 31, 2025.
(J)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $638,818,791) (including securities loaned of $4,200,991)	$839,693,301
Repurchase agreement, at value (cost $9,186,338)	9,186,338
Cash	14,870
Receivables and other assets:
Investments sold	8,417
Net income from securities lending	5,256
Dividends	260,381
Interest	2,739,900
Total assets	851,908,463
Liabilities:
Cash collateral received upon return of:
Securities on loan	4,289,465
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	5,195,526
Shares of beneficial interest redeemed	384,577
Investment management fees	529,560
Distribution and service fees	187,420
Transfer agent costs	869
Trustee and CCO fees	284
Audit and tax fees	35,022
Custody fees	34,240
Legal fees	6,702
Printing and shareholder reports fees	25,958
Other accrued expenses	11,298
Total liabilities	10,700,921
Net assets	$841,207,542
Net assets consist of:
Capital stock ($0.01 par value)	$490,600
Additional paid-in capital	534,518,052
Total distributable earnings (accumulated losses)	306,198,890
Net assets	$841,207,542
Net assets by class:
Initial Class	$18,082,927
Service Class	823,124,615
Shares outstanding:
Initial Class	1,030,321
Service Class	48,029,715
Net asset value and offering price per share:
Initial Class	$17.55
Service Class	17.14
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$4,902,582
Interest income	18,216,018
Net income from securities lending	35,261
Total investment income	23,153,861
Expenses:
Investment management fees	5,999,286
Distribution and service fees:
Service Class	2,130,885
Transfer agent costs	9,621
Trustee and CCO fees	44,679
Audit and tax fees	42,844
Custody fees	135,110
Legal fees	80,162
Printing and shareholder reports fees	82,596
Other	50,652
Total expenses	8,575,835
Net investment income (loss)	14,578,026
Net realized gain (loss) on:
Investments	91,494,339
Net change in unrealized appreciation (depreciation) on:
Investments	2,845,068
Net realized and change in unrealized gain (loss)	94,339,407
Net increase (decrease) in net assets resulting from operations	$108,917,433
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$14,578,026	$16,079,731
Net realized gain (loss)	91,494,339	106,618,735
Net change in unrealized appreciation (depreciation)	2,845,068	9,381,819
Net increase (decrease) in net assets resulting from operations	108,917,433	132,080,285
Dividends and/or distributions to shareholders:
Initial Class	(2,417,124)	(683,743)
Service Class	(119,577,444)	(37,312,107)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(121,994,568)	(37,995,850)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,514,054	1,285,148
Service Class	5,034,075	18,997,342
	6,548,129	20,282,490
Dividends and/or distributions reinvested:
Initial Class	2,417,124	683,743
Service Class	119,577,444	37,312,107
	121,994,568	37,995,850
Cost of shares redeemed:
Initial Class	(2,129,753)	(1,670,839)
Service Class	(183,680,160)	(187,745,936)
	(185,809,913)	(189,416,775)
Net increase (decrease) in net assets resulting from capital share transactions	(57,267,216)	(131,138,435)
Net increase (decrease) in net assets	(70,344,351)	(37,054,000)
Net assets:
Beginning of year	911,551,893	948,605,893
End of year	$841,207,542	$911,551,893
Capital share transactions - shares:
Shares issued:
Initial Class	82,541	72,806
Service Class	288,826	1,118,484
	371,367	1,191,290
Shares reinvested:
Initial Class	142,267	39,093
Service Class	7,203,461	2,175,633
	7,345,728	2,214,726
Shares redeemed:
Initial Class	(118,129)	(95,172)
Service Class	(10,452,576)	(10,950,583)
	(10,570,705)	(11,045,755)
Net increase (decrease) in shares outstanding:
Initial Class	106,679	16,727
Service Class	(2,960,289)	(7,656,466)
	(2,853,610)	(7,639,739)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$17.92	$16.24	$14.70	$20.24	$18.48
Investment operations:
Net investment income (loss)(A)	0.34	0.34	0.30	0.21	0.17
Net realized and unrealized gain (loss)	2.03	2.10	1.92	(3.46)	2.70
Total investment operations	2.37	2.44	2.22	(3.25)	2.87
Dividends and/or distributions to shareholders:
Net investment income	(0.41)	(0.35)	(0.22)	(0.20)	(0.27)
Net realized gains	(2.33)	(0.41)	(0.46)	(2.09)	(0.84)
Total dividends and/or distributions to shareholders	(2.74)	(0.76)	(0.68)	(2.29)	(1.11)
Net asset value, end of year	$17.55	$17.92	$16.24	$14.70	$20.24
Total return(B)	13.72%	15.16%	15.24%	(16.51)%	15.71%
Ratio and supplemental data:
Net assets end of year (000’s)	$18,083	$16,552	$14,732	$12,537	$15,647
Expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income (loss) to average net assets	1.92%	1.94%	1.95%	1.24%	0.86%
Portfolio turnover rate(C)	82%	67%	80%	90%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 90%, 104%, 137%, 188% and 119%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$17.55	$15.92	$14.42	$19.89	$18.18
Investment operations:
Net investment income (loss)(A)	0.29	0.29	0.26	0.16	0.12
Net realized and unrealized gain (loss)	1.99	2.05	1.88	(3.39)	2.65
Total investment operations	2.28	2.34	2.14	(3.23)	2.77
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.30)	(0.18)	(0.15)	(0.22)
Net realized gains	(2.33)	(0.41)	(0.46)	(2.09)	(0.84)
Total dividends and/or distributions to shareholders	(2.69)	(0.71)	(0.64)	(2.24)	(1.06)
Net asset value, end of year	$17.14	$17.55	$15.92	$14.42	$19.89
Total return(B)	13.46%	14.85%	15.01%	(16.77)%	15.44%
Ratio and supplemental data:
Net assets end of year (000’s)	$823,125	$895,000	$933,874	$919,426	$1,264,435
Expenses to average net assets	0.99%	0.99%	0.99%	0.99%	1.00%
Net investment income (loss) to average net assets	1.67%	1.69%	1.69%	0.98%	0.61%
Portfolio turnover rate(C)	82%	67%	80%	90%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 90%, 104%, 137%, 188% and 119%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
(i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended December 31, 2025, commissions recaptured are $140.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at December 31, 2025, if any, are identified within the Schedule of Investments.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$4,289,465	$—	$—	$—	$4,289,465
Total Borrowings	$4,289,465	$—	$—	$—	$4,289,465
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.735%
Over $250 million up to $500 million	0.705
Over $500 million up to $1 billion	0.650
Over $1 billion	0.630
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.79%	May 1, 2026
Service Class	1.04	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$258,271,073	$453,212,985	$403,750,174	$464,998,463
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and premium amortization adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$649,557,963	$208,462,184	$(9,140,508)	$199,321,676
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$20,912,113	$—	$101,082,455	$—	$16,112,678	$—	$21,883,172	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$14,629,156	$—	$92,248,058	$—	$—	$—	$199,321,676
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Janus Balanced VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Janus Balanced VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $101,082,455 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Janus Mid-Cap Growth VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 0.7%
StandardAero, Inc. (A)	220,117	$ 6,312,956
Biotechnology - 3.7%
Argenx SE, ADR (A)	13,299	11,183,794
Ascendis Pharma AS, ADR (A)	31,270	6,668,015
Bridgebio Pharma, Inc. (A)	55,373	4,235,481
Revolution Medicines, Inc. (A)	83,758	6,671,325
Vaxcyte, Inc. (A)	120,446	5,557,378
		34,315,993
Capital Markets - 4.0%
Cboe Global Markets, Inc.	26,234	6,584,734
Charles Schwab Corp.	61,926	6,187,027
LPL Financial Holdings, Inc.	67,872	24,241,842
		37,013,603
Chemicals - 1.4%
Corteva, Inc.	197,200	13,218,316
Commercial Services & Supplies - 5.3%
Cimpress PLC (A)	87,147	5,803,119
Clean Harbors, Inc. (A)	57,140	13,398,187
RB Global, Inc.	111,071	11,425,874
Rentokil Initial PLC	690,319	4,118,782
Rentokil Initial PLC, ADR (B)	261,403	7,700,932
Veralto Corp.	57,804	5,767,683
		48,214,577
Construction & Engineering - 2.1%
API Group Corp. (A)	506,943	19,395,639
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree, Inc. (A)	45,070	5,544,061
Electric Utilities - 2.1%
Alliant Energy Corp.	289,272	18,805,573
Electrical Equipment - 1.4%
Sensata Technologies Holding PLC	376,749	12,541,974
Electronic Equipment, Instruments & Components - 7.0%
CDW Corp.	53,040	7,224,048
Flex Ltd. (A)	486,460	29,391,913
TE Connectivity PLC	32,711	7,442,080
Teledyne Technologies, Inc. (A)	39,921	20,388,852
		64,446,893
Entertainment - 2.4%
Liberty Media Corp. - Liberty Formula One, Class C (A)	194,133	19,124,042
Liberty Media Corp. - Liberty Formula One, Class A (A)	28,541	2,550,994
		21,675,036
Financial Services - 1.9%
WEX, Inc. (A)	117,908	17,565,934
Ground Transportation - 4.4%
Canadian Pacific Kansas City Ltd. (B)	143,759	10,584,975
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
JB Hunt Transport Services, Inc.	114,062	$ 22,166,809
TFI International, Inc. (B)	74,608	7,710,737
		40,462,521
Health Care Equipment & Supplies - 7.8%
Boston Scientific Corp. (A)	218,225	20,807,754
Cooper Cos., Inc. (A)	67,589	5,539,594
Globus Medical, Inc., Class A (A)	86,723	7,571,785
ICU Medical, Inc. (A)	54,615	7,791,922
Lantheus Holdings, Inc. (A)	45,180	3,006,729
Medline, Inc., Class A (A)	108,904	4,573,968
STERIS PLC	29,676	7,523,460
Teleflex, Inc.	119,041	14,527,764
		71,342,976
Hotels, Restaurants & Leisure - 3.9%
Aramark	402,030	14,818,825
DoorDash, Inc., Class A (A)	73,064	16,547,535
Entain PLC	467,761	4,808,232
		36,174,592
Insurance - 3.9%
Intact Financial Corp.	99,412	20,695,050
W.R. Berkley Corp.	96,554	6,770,366
Willis Towers Watson PLC	25,210	8,284,006
		35,749,422
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (A)	65,288	2,294,873
Life Sciences Tools & Services - 4.7%
Illumina, Inc. (A)	50,023	6,561,017
Revvity, Inc.	225,608	21,827,574
Waters Corp. (A)	38,051	14,452,911
		42,841,502
Machinery - 1.6%
Ingersoll Rand, Inc.	187,192	14,829,350
Multi-Utilities - 2.7%
Ameren Corp.	137,172	13,697,996
DTE Energy Co.	88,426	11,405,185
		25,103,181
Oil, Gas & Consumable Fuels - 0.4%
ONEOK, Inc.	47,055	3,458,543
Passenger Airlines - 1.7%
Ryanair Holdings PLC, ADR	213,560	15,416,896
Professional Services - 7.4%
Broadridge Financial Solutions, Inc., ADR	59,319	13,238,221
Dayforce, Inc. (A)	238,763	16,512,849
SS&C Technologies Holdings, Inc.	296,765	25,943,197
TransUnion	84,295	7,228,296
UL Solutions, Inc., Class A	57,234	4,513,473
		67,436,036
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 2.1%
CoStar Group, Inc. (A)	211,803	$ 14,241,634
FirstService Corp.	34,111	5,305,284
		19,546,918
Semiconductors & Semiconductor Equipment - 4.8%
KLA Corp.	8,643	10,501,936
NXP Semiconductors NV	78,083	16,948,696
ON Semiconductor Corp. (A)	310,450	16,810,868
		44,261,500
Software - 10.8%
AppLovin Corp., Class A (A)	54,965	37,036,516
Constellation Software, Inc.	9,118	21,931,562
Descartes Systems Group, Inc. (A)	54,597	4,785,973
Dynatrace, Inc. (A)	103,314	4,477,629
PTC, Inc. (A)	97,997	17,072,057
Topicus.com, Inc. (A)	41,010	3,799,076
Workday, Inc., Class A (A)	46,824	10,056,859
		99,159,672
Specialized REITs - 0.9%
Lamar Advertising Co., Class A	61,994	7,847,201
Specialty Retail - 2.2%
Burlington Stores, Inc. (A)	22,756	6,573,071
CarMax, Inc. (A)	134,818	5,209,367
Wayfair, Inc., Class A (A)	87,100	8,745,711
		20,528,149
Textiles, Apparel & Luxury Goods - 1.9%
Gildan Activewear, Inc.	276,053	17,242,270
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 3.0%
Ferguson Enterprises, Inc.	124,800	$ 27,784,224
Total Common Stocks (Cost $712,136,473)		890,530,381
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (C)	4,970,794	4,970,794
Total Other Investment Company (Cost $4,970,794)		4,970,794

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 1.35% (C), dated 12/31/2025, to be repurchased at $26,773,296 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $27,306,778.	$ 26,771,288	26,771,288
Total Repurchase Agreement (Cost $26,771,288)		26,771,288
Total Investments (Cost $743,878,555)		922,272,463
Net Other Assets (Liabilities) - (0.6)%		(5,632,973)
Net Assets - 100.0%		$ 916,639,490
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$881,603,367	$8,927,014	$—	$890,530,381
Other Investment Company	4,970,794	—	—	4,970,794
Repurchase Agreement	—	26,771,288	—	26,771,288
Total Investments	$886,574,161	$35,698,302	$—	$922,272,463
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $14,723,001, collateralized by cash collateral of $4,970,794 and non-cash collateral, such as U.S. government securities of $10,077,812. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at December 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $717,107,267) (including securities loaned of $14,723,001)	$895,501,175
Repurchase agreement, at value (cost $26,771,288)	26,771,288
Foreign currency, at value (cost $84,255)	83,992
Receivables and other assets:
Net income from securities lending	4,016
Shares of beneficial interest sold	15,865
Dividends	326,731
Interest	1,004
Total assets	922,704,071
Liabilities:
Cash collateral received upon return of:
Securities on loan	4,970,794
Payables and other liabilities:
Shares of beneficial interest redeemed	255,441
Investment management fees	644,718
Distribution and service fees	50,682
Transfer agent costs	914
Trustee and CCO fees	299
Audit and tax fees	21,565
Custody fees	16,930
Legal fees	6,832
Printing and shareholder reports fees	83,740
Other accrued expenses	12,666
Total liabilities	6,064,581
Net assets	$916,639,490
Net assets consist of:
Capital stock ($0.01 par value)	$299,153
Additional paid-in capital	670,123,487
Total distributable earnings (accumulated losses)	246,216,850
Net assets	$916,639,490
Net assets by class:
Initial Class	$694,864,977
Service Class	221,774,513
Shares outstanding:
Initial Class	22,007,236
Service Class	7,908,036
Net asset value and offering price per share:
Initial Class	$31.57
Service Class	28.04
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$7,335,806
Interest income	246,278
Net income from securities lending	26,882
Withholding taxes on foreign income	(210,507)
Total investment income	7,398,459
Expenses:
Investment management fees	6,969,414
Distribution and service fees:
Service Class	548,369
Transfer agent costs	10,007
Trustee and CCO fees	46,803
Audit and tax fees	29,641
Custody fees	69,100
Legal fees	83,094
Printing and shareholder reports fees	297,170
Other	57,472
Total expenses	8,111,070
Net investment income (loss)	(712,611)
Net realized gain (loss) on:
Investments	73,514,313
Foreign currency transactions	(251)
Net realized gain (loss)	73,514,062
Net change in unrealized appreciation (depreciation) on:
Investments	(2,753,817)
Translation of assets and liabilities denominated in foreign currencies	(183)
Net change in unrealized appreciation (depreciation)	(2,754,000)
Net realized and change in unrealized gain (loss)	70,760,062
Net increase (decrease) in net assets resulting from operations	$70,047,451
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$(712,611)	$110,475
Net realized gain (loss)	73,514,062	102,071,803
Net change in unrealized appreciation (depreciation)	(2,754,000)	24,680,723
Net increase (decrease) in net assets resulting from operations	70,047,451	126,863,001
Dividends and/or distributions to shareholders:
Initial Class	(78,600,305)	(41,044,497)
Service Class	(27,912,351)	(14,461,681)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(106,512,656)	(55,506,178)
Capital share transactions:
Proceeds from shares sold:
Initial Class	8,910,654	9,537,977
Service Class	7,755,472	14,387,592
	16,666,126	23,925,569
Dividends and/or distributions reinvested:
Initial Class	78,600,305	41,044,497
Service Class	27,912,351	14,461,681
	106,512,656	55,506,178
Cost of shares redeemed:
Initial Class	(62,289,612)	(216,236,987)
Service Class	(26,077,223)	(33,344,710)
	(88,366,835)	(249,581,697)
Net increase (decrease) in net assets resulting from capital share transactions	34,811,947	(170,149,950)
Net increase (decrease) in net assets	(1,653,258)	(98,793,127)
Net assets:
Beginning of year	918,292,748	1,017,085,875
End of year	$916,639,490	$918,292,748
Capital share transactions - shares:
Shares issued:
Initial Class	268,282	291,866
Service Class	266,042	486,416
	534,324	778,282
Shares reinvested:
Initial Class	2,528,967	1,254,800
Service Class	1,010,219	489,397
	3,539,186	1,744,197
Shares redeemed:
Initial Class	(1,915,144)	(6,752,715)
Service Class	(896,379)	(1,124,804)
	(2,811,523)	(7,877,519)
Net increase (decrease) in shares outstanding:
Initial Class	882,105	(5,206,049)
Service Class	379,882	(148,991)
	1,261,987	(5,355,040)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$32.89	$30.53	$31.45	$44.53	$43.28
Investment operations:
Net investment income (loss)(A)	(0.01)	0.02	0.05	(0.00)(B)	(0.01)
Net realized and unrealized gain (loss)	2.61	4.36	5.02	(7.20)	7.25
Total investment operations	2.60	4.38	5.07	(7.20)	7.24
Dividends and/or distributions to shareholders:
Net investment income	(0.00)(B)	(0.04)	—	—	(0.13)
Net realized gains	(3.92)	(1.98)	(5.99)	(5.88)	(5.86)
Total dividends and/or distributions to shareholders	(3.92)	(2.02)	(5.99)	(5.88)	(5.99)
Net asset value, end of year	$31.57	$32.89	$30.53	$31.45	$44.53
Total return(C)	8.11%	14.39%	17.04%	(16.72)%	17.30%
Ratio and supplemental data:
Net assets end of year (000’s)	$694,865	$694,770	$803,925	$715,712	$1,160,263
Expenses to average net assets	0.84%	0.84%	0.86%	0.81%	0.82%
Net investment income (loss) to average net assets	(0.02)%	0.07%	0.15%	(0.00)%(D)	(0.03)%
Portfolio turnover rate	19%	14%	14%	17%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$29.69	$27.77	$29.15	$41.87	$41.04
Investment operations:
Net investment income (loss)(A)	(0.08)	(0.05)	(0.03)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	2.35	3.95	4.64	(6.76)	6.80
Total investment operations	2.27	3.90	4.61	(6.84)	6.73
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.04)
Net realized gains	(3.92)	(1.98)	(5.99)	(5.88)	(5.86)
Total dividends and/or distributions to shareholders	(3.92)	(1.98)	(5.99)	(5.88)	(5.90)
Net asset value, end of year	$28.04	$29.69	$27.77	$29.15	$41.87
Total return(B)	7.85%	14.07%	16.80%	(16.93)%	16.99%
Ratio and supplemental data:
Net assets end of year (000’s)	$221,774	$223,523	$213,161	$196,429	$271,568
Expenses to average net assets	1.09%	1.09%	1.11%	1.06%	1.07%
Net investment income (loss) to average net assets	(0.27)%	(0.17)%	(0.10)%	(0.24)%	(0.16)%
Portfolio turnover rate	19%	14%	14%	17%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,970,794	$—	$—	$—	$4,970,794
Total Borrowings	$4,970,794	$—	$—	$—	$4,970,794
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.805%
Over $250 million up to $750 million	0.760
Over $750 million up to $1 billion	0.750
Over $1 billion up to $2 billion	0.690
Over $2 billion	0.680
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2026
Service Class	1.13	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$168,482,817	$—	$247,096,716	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$748,112,897	$246,270,989	$(72,111,423)	$174,159,566
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$2,711,615	$—	$103,801,041	$—	$1,461,346	$—	$54,044,832	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$393,526	$—	$71,664,042	$—	$—	$—	$174,159,282
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Janus Mid-Cap Growth VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $103,801,041 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Conservative VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 96.4%
International Equity Funds - 8.1%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	191,102	$ 1,981,723
Transamerica Emerging Markets Equity, Class I2 (A)	1,035,586	11,184,329
Transamerica International Equity, Class I2 (A)	614,699	15,336,749
Transamerica International Focus, Class I2 (A)	1,532,187	10,480,159
Transamerica International Small Cap Value, Class I2 (A)	443,862	7,807,527
Transamerica International Stock, Class I2 (A)	754,434	11,286,338
		58,076,825
International Mixed Allocation Fund - 21.9%
Transamerica Aegon Bond VP, Initial Class (A)	16,510,728	156,851,917
U.S. Equity Funds - 24.5%
Transamerica Janus Mid-Cap Growth VP, Initial Class (A)	3,464	109,369
Transamerica JPMorgan Enhanced Index VP, Initial Class (A)	2,739,979	80,089,601
Transamerica Large Cap Value, Class I2 (A)	2,060,176	35,455,622
Transamerica Mid Cap Growth, Class I2 (A)	16,294	143,710
Transamerica Mid Cap Value Opportunities, Class I2 (A)	1,113	11,048
Transamerica Small Cap Value, Class I2 (A)	73,770	379,179
Transamerica T. Rowe Price Small Cap VP, Initial Class (A)	23,247	270,130
Transamerica WMC US Growth VP, Initial Class (A)	1,414,730	59,220,583
		175,679,242
U.S. Fixed Income Funds - 41.9%
Transamerica Aegon Core Bond VP, Initial Class (A)	9,210,077	100,942,445
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Core Bond, Class I2 (A)	15,278,881	$ 132,620,687
Transamerica Floating Rate, Class I2 (A)	851,689	7,511,900
Transamerica High Yield Bond, Class I2 (A)	4,623,418	38,328,133
Transamerica Long Credit, Class I2 (A)	1,167,683	11,011,246
Transamerica Strategic Income, Class I2 (A)	1,089,497	9,554,891
		299,969,302
Total Investment Companies (Cost $664,991,925)		690,577,286

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Notes
4.13%, 01/31/2027 (B)	$ 15,785,400	15,883,442
Total U.S. Government Obligation (Cost $15,878,841)		15,883,442
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.35% (C), dated 12/31/2025, to be repurchased at $10,995,004 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $11,214,246.	10,994,179	10,994,179
Total Repurchase Agreement (Cost $10,994,179)		10,994,179
Total Investments (Cost $691,864,945)		717,454,907
Net Other Assets (Liabilities) - (0.1)%		(791,322)
Net Assets - 100.0%		$ 716,663,585
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	412	03/31/2026	$45,169,325	$45,033,532	$—	$(135,793)
10-Year Canadian Government Bonds	182	03/20/2026	16,167,908	16,032,655	—	(135,253)
10-Year Japan Government Bonds	15	03/13/2026	12,793,719	12,679,711	—	(114,008)
CAD Currency	94	03/17/2026	6,814,294	6,873,280	58,986	—
E-Mini Russell 2000® Index	129	03/20/2026	16,497,462	16,112,100	—	(385,362)
Euro-BTP Italy Government Bonds	169	03/06/2026	23,906,812	23,868,805	—	(38,007)
FTSE 100 Index	50	03/20/2026	6,601,992	6,699,988	97,996	—
Hong Kong Hang Seng Index	106	01/29/2026	17,638,298	17,466,226	—	(172,072)
MSCI EAFE Index	93	03/20/2026	13,479,603	13,494,765	15,162	—
MSCI Emerging Markets Index	307	03/20/2026	21,352,838	21,664,990	312,152	—
S&P 500® E-Mini Index	83	03/20/2026	28,592,436	28,603,875	11,439	—
S&P Midcap 400® E-Mini Index	31	03/20/2026	10,468,771	10,308,120	—	(160,651)
S&P/TSX 60 Index	42	03/19/2026	11,374,868	11,394,820	19,952	—
TOPIX Index	42	03/12/2026	9,039,228	9,152,643	113,415	—
U.K. Gilt	46	03/27/2026	5,650,828	5,665,463	14,635	—
Total					$643,737	$(1,141,146)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(63)	03/16/2026	$(4,590,996)	$(4,603,044)	$—	$(12,048)
10-Year U.S. Treasury Notes	(123)	03/20/2026	(13,828,019)	(13,829,812)	—	(1,793)
30-Year Euro BUXL	(71)	03/06/2026	(9,323,129)	(9,188,325)	134,804	—
EURO STOXX 50® Index	(348)	03/20/2026	(23,641,515)	(23,887,914)	—	(246,399)
German Euro Bund	(15)	03/06/2026	(2,265,181)	(2,248,804)	16,377	—
S&P/ASX 200 Index	(82)	03/19/2026	(11,809,063)	(11,869,354)	—	(60,291)
Total					$151,181	$(320,531)
Total Futures Contracts					$794,918	$(1,461,677)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$690,577,286	$—	$—	$690,577,286
U.S. Government Obligation	—	15,883,442	—	15,883,442
Repurchase Agreement	—	10,994,179	—	10,994,179
Total Investments	$690,577,286	$26,877,621	$—	$717,454,907
Other Financial Instruments
Futures Contracts (E)	$794,918	$—	$—	$794,918
Total Other Financial Instruments	$794,918	$—	$—	$794,918
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,461,677)	$—	$—	$(1,461,677)
Total Other Financial Instruments	$(1,461,677)	$—	$—	$(1,461,677)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$182,373,275	$10,163,932	$(37,015,541)	$(5,749,369)	$7,079,620	$156,851,917	16,510,728	$10,163,933	$—
Transamerica Aegon Core Bond VP, Initial Class	—	100,957,392	—	—	(14,947)	100,942,445	9,210,077	735,102	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	15,454,460	264,125	(14,924,284)	137,060	1,050,362	1,981,723	191,102	264,126	—
Transamerica Core Bond, Class I2	162,496,428	5,868,628	(38,982,645)	(2,043,435)	5,281,711	132,620,687	15,278,881	5,868,629	—
Transamerica Emerging Markets Equity, Class I2	1,715,046	8,700,244	—	—	769,039	11,184,329	1,035,586	113,143	—
Transamerica Floating Rate, Class I2	8,954,598	655,500	(1,894,800)	(110,027)	(93,371)	7,511,900	851,689	655,499	—
Transamerica High Yield Bond, Class I2	64,311,235	3,904,070	(30,649,500)	1,411,470	(649,142)	38,328,133	4,623,418	3,904,069	—
Transamerica International Equity, Class I2	19,268,628	1,104,529	(9,892,700)	3,229,810	1,626,482	15,336,749	614,699	570,752	533,776
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Focus, Class I2	$23,015,430	$142,202	$(14,490,248)	$(1,851,888)	$3,664,663	$10,480,159	1,532,187	$56,972	$85,231
Transamerica International Small Cap Value, Class I2	15,560,096	338,960	(12,204,118)	2,771,120	1,341,469	7,807,527	443,862	319,865	19,095
Transamerica International Stock, Class I2	—	11,151,537	—	—	134,801	11,286,338	754,434	211,886	97,619
Transamerica Janus Mid- Cap Growth VP, Initial Class	101,165	12,075	—	—	(3,871)	109,369	3,464	310	11,764
Transamerica JPMorgan Enhanced Index VP, Initial Class	39,576,562	39,206,827	—	—	1,306,212	80,089,601	2,739,979	814,526	4,424,901
Transamerica Large Cap Value, Class I2	61,870,354	1,632,142	(38,694,985)	8,489,422	2,158,689	35,455,622	2,060,176	597,644	1,034,498
Transamerica Long Credit, Class I2	43,061,651	2,097,261	(35,287,106)	673,760	465,680	11,011,246	1,167,683	2,097,261	—
Transamerica Mid Cap Growth, Class I2	133,681	28,089	—	—	(18,060)	143,710	16,294	9,780	18,309
Transamerica Mid Cap Value Opportunities, Class I2	10,051	1,657	—	—	(660)	11,048	1,113	302	1,355
Transamerica Small Cap Value, Class I2	345,857	19,470	—	—	13,852	379,179	73,770	5,496	13,975
Transamerica Strategic Income, Class I2	8,842,348	577,147	—	—	135,396	9,554,891	1,089,497	577,147	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	244,973	39,484	—	—	(14,327)	270,130	23,247	7,280	32,204
Transamerica WMC US Growth VP, Initial Class	103,325,455	16,888,562	(60,969,213)	13,624,430	(13,648,651)	59,220,583	1,414,730	832,435	16,056,127
Total	$750,661,293	$203,753,833	$(295,005,140)	$20,582,353	$10,584,947	$690,577,286	59,636,616	$27,806,157	$22,328,854

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $12,503,177.
(C)	Rate disclosed reflects the yield at December 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Affiliated investments, at value (cost $664,991,925)	$690,577,286
Unaffiliated investments, at value (cost $15,878,841)	15,883,442
Repurchase agreement, at value (cost $10,994,179)	10,994,179
Receivables and other assets:
Shares of beneficial interest sold	1,667
Dividends from affiliated investments	934,562
Interest	272,903
Total assets	718,664,039
Liabilities:
Payables and other liabilities:
Investments purchased	934,562
Shares of beneficial interest redeemed	80,749
Due to custodian	514
Investment management fees	63,537
Distribution and service fees	127,273
Transfer agent costs	735
Trustee and CCO fees	240
Audit and tax fees	17,890
Custody fees	10,350
Legal fees	5,672
Printing and shareholder reports fees	23,841
Other accrued expenses	21,414
Variation margin payable on futures contracts	713,677
Total liabilities	2,000,454
Net assets	$716,663,585
Net assets consist of:
Capital stock ($0.01 par value)	$763,773
Additional paid-in capital	747,154,698
Total distributable earnings (accumulated losses)	(31,254,886)
Net assets	$716,663,585
Net assets by class:
Initial Class	$157,006,311
Service Class	559,657,274
Shares outstanding:
Initial Class	16,536,444
Service Class	59,840,871
Net asset value and offering price per share:
Initial Class	$9.49
Service Class	9.35
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income from affiliated investments	$27,806,157
Interest income from unaffiliated investments	637,548
Total investment income	28,443,705
Expenses:
Investment management fees	837,115
Distribution and service fees:
Service Class	1,446,891
Transfer agent costs	8,130
Trustee and CCO fees	37,849
Audit and tax fees	29,322
Custody fees	50,366
Legal fees	73,497
Printing and shareholder reports fees	81,111
Other	122,681
Total expenses	2,686,962
Net investment income (loss)	25,756,743
Net realized gain (loss) on:
Affiliated investments	20,582,353
Unaffiliated investments	4,080
Capital gain distributions received from affiliated investment companies	22,328,854
Futures contracts	(9,231,531)
Net realized gain (loss)	33,683,756
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	10,584,947
Unaffiliated investments	3,680
Futures contracts	2,593,767
Translation of assets and liabilities denominated in foreign currencies	17,328
Net change in unrealized appreciation (depreciation)	13,199,722
Net realized and change in unrealized gain (loss)	46,883,478
Net increase (decrease) in net assets resulting from operations	$72,640,221
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$25,756,743	$26,643,814
Net realized gain (loss)	33,683,756	(10,736,800)
Net change in unrealized appreciation (depreciation)	13,199,722	28,666,688
Net increase (decrease) in net assets resulting from operations	72,640,221	44,573,702
Dividends and/or distributions to shareholders:
Initial Class	(6,227,291)	(3,282,380)
Service Class	(21,448,991)	(11,487,980)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(27,676,282)	(14,770,360)
Capital share transactions:
Proceeds from shares sold:
Initial Class	9,940,372	11,438,231
Service Class	4,712,575	4,468,504
	14,652,947	15,906,735
Dividends and/or distributions reinvested:
Initial Class	6,227,291	3,282,380
Service Class	21,448,991	11,487,980
	27,676,282	14,770,360
Cost of shares redeemed:
Initial Class	(27,180,375)	(27,113,459)
Service Class	(112,529,158)	(118,106,573)
	(139,709,533)	(145,220,032)
Net increase (decrease) in net assets resulting from capital share transactions	(97,380,304)	(114,542,937)
Net increase (decrease) in net assets	(52,416,365)	(84,739,595)
Net assets:
Beginning of year	769,079,950	853,819,545
End of year	$716,663,585	$769,079,950
Capital share transactions - shares:
Shares issued:
Initial Class	1,078,260	1,292,161
Service Class	515,430	515,296
	1,593,690	1,807,457
Shares reinvested:
Initial Class	679,835	365,929
Service Class	2,375,304	1,299,545
	3,055,139	1,665,474
Shares redeemed:
Initial Class	(2,957,932)	(3,062,649)
Service Class	(12,439,244)	(13,540,516)
	(15,397,176)	(16,603,165)
Net increase (decrease) in shares outstanding:
Initial Class	(1,199,837)	(1,404,559)
Service Class	(9,548,510)	(11,725,675)
	(10,748,347)	(13,130,234)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.93	$8.62	$8.24	$11.50	$11.30
Investment operations:
Net investment income (loss)(A)	0.34	0.31	0.20	0.20	0.50
Net realized and unrealized gain (loss)	0.60	0.18	0.37	(1.93)	0.16
Total investment operations	0.94	0.49	0.57	(1.73)	0.66
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.18)	(0.19)	(0.58)	(0.28)
Net realized gains	—	—	—	(0.95)	(0.18)
Total dividends and/or distributions to shareholders	(0.38)	(0.18)	(0.19)	(1.53)	(0.46)
Net asset value, end of year	$9.49	$8.93	$8.62	$8.24	$11.50
Total return(B)	10.63%	5.72%	7.05%	(15.35)%	5.90%
Ratio and supplemental data:
Net assets end of year (000’s)	$157,007	$158,423	$164,970	$169,834	$227,524
Expenses to average net assets(C)	0.17%	0.17%	0.16%	0.15%	0.15%
Net investment income (loss) to average net assets	3.71%	3.48%	2.42%	2.06%	4.36%
Portfolio turnover rate	23%	16%	40%	24%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.80	$8.49	$8.11	$11.34	$11.15
Investment operations:
Net investment income (loss)(A)	0.31	0.28	0.18	0.17	0.47
Net realized and unrealized gain (loss)	0.59	0.19	0.37	(1.91)	0.16
Total investment operations	0.90	0.47	0.55	(1.74)	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.16)	(0.17)	(0.54)	(0.26)
Net realized gains	—	—	—	(0.95)	(0.18)
Total dividends and/or distributions to shareholders	(0.35)	(0.16)	(0.17)	(1.49)	(0.44)
Net asset value, end of year	$9.35	$8.80	$8.49	$8.11	$11.34
Total return(B)	10.36%	5.52%	6.83%	(15.61)%	5.63%
Ratio and supplemental data:
Net assets end of year (000’s)	$559,657	$610,657	$688,850	$757,919	$1,039,178
Expenses to average net assets(C)	0.42%	0.42%	0.41%	0.40%	0.40%
Net investment income (loss) to average net assets	3.44%	3.21%	2.15%	1.80%	4.14%
Portfolio turnover rate	23%	16%	40%	24%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$165,816	$58,986	$570,116	$—	$—	$794,918
Total	$165,816	$58,986	$570,116	$—	$—	$794,918
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(436,902)	$—	$(1,024,775)	$—	$—	$(1,461,677)
Total	$(436,902)	$—	$(1,024,775)	$—	$—	$(1,461,677)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$188,248	$(902,715)	$(8,517,064)	$—	$—	$(9,231,531)
Total	$188,248	$(902,715)	$(8,517,064)	$—	$—	$(9,231,531)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$878,333	$(122,523)	$1,837,957	$—	$—	$2,593,767
Total	$878,333	$(122,523)	$1,837,957	$—	$—	$2,593,767
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$256,190,631
Average notional value of contracts — short	(104,648,975)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks,and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective October 1, 2025
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
Prior to October 1, 2025
First $5 billion	0.1075
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Prior to August 1, 2025
First $10 billion	0.1225
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$153,618,823	$15,883,327	$295,005,140	$14,702,543
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark-to-market and futures straddle loss deferrals. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$697,592,894	$21,348,603	$(1,731,594)	$19,617,009
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$17,466,875	$58,900,625
During the year ended December 31, 2025, the capital loss carryforwards utilized are $38,382,393.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$27,676,282	$—	$—	$—	$14,770,360	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$25,505,944	$—	$—	$(76,367,500)	$—	$(4,601)	$19,611,271
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica JPMorgan Asset Allocation – Conservative VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 1,098,244	$212,460
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Moderate Growth VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 95.6%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	11,961	$ 15,130
International Equity Funds - 17.1%
Transamerica BlackRock Real Estate Securities VP, Initial Class (B)	2,300,643	23,857,672
Transamerica Emerging Markets Equity, Class I2 (B)	9,842,883	106,303,135
Transamerica International Equity, Class I2 (B)	5,320,941	132,757,487
Transamerica International Focus, Class I2 (B)	14,618,152	99,988,158
Transamerica International Small Cap Value, Class I2 (B)	3,835,992	67,475,104
Transamerica International Stock, Class I2 (B)	7,161,976	107,143,159
		537,524,715
International Mixed Allocation Fund - 10.7%
Transamerica Aegon Bond VP, Initial Class (B)	35,317,587	335,517,076
U.S. Equity Funds - 49.8%
Transamerica Janus Mid-Cap Growth VP, Initial Class (B)	650,326	20,530,797
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	25,902,490	757,129,790
Transamerica Large Cap Value, Class I2 (B)	16,986,518	292,337,975
Transamerica Mid Cap Growth, Class I2 (B)	2,422,123	21,363,122
Transamerica Mid Cap Value Opportunities, Class I2 (B)	2,016,740	20,026,228
Transamerica Small Cap Value, Class I2 (B)	2,052,944	10,552,130
Transamerica T. Rowe Price Small Cap VP, Initial Class (B)	874,151	10,157,632
Transamerica WMC US Growth VP, Initial Class (B)	10,289,043	430,699,350
		1,562,797,024
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 18.0%
Transamerica Aegon Core Bond VP, Initial Class (B)	25,826,614	$ 283,059,687
Transamerica Core Bond, Class I2 (B)	3,188,906	27,679,707
Transamerica Floating Rate, Class I2 (B)	3,690,294	32,548,391
Transamerica High Yield Bond, Class I2 (B)	20,025,624	166,012,421
Transamerica Long Credit, Class I2 (B)	1,803,811	17,009,942
Transamerica Strategic Income, Class I2 (B)	4,526,375	39,696,311
		566,006,459
Total Investment Companies (Cost $2,756,733,573)		3,001,860,404

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.1%
U.S. Treasury - 2.1%
U.S. Treasury Notes
4.13%, 01/31/2027 (E)	$ 64,492,500	64,893,059
Total U.S. Government Obligation (Cost $64,881,124)		64,893,059
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 1.35% (F), dated 12/31/2025, to be repurchased at $76,046,305 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $77,561,428.	76,040,602	76,040,602
Total Repurchase Agreement (Cost $76,040,602)		76,040,602
Total Investments (Cost $2,897,655,299)		3,142,794,065
Net Other Assets (Liabilities) - (0.1)%		(2,923,055)
Net Assets - 100.0%		$ 3,139,871,010
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	1,814	03/31/2026	$198,876,587	$198,278,704	$—	$(597,883)
10-Year Canadian Government Bonds	794	03/20/2026	70,534,707	69,944,658	—	(590,049)
10-Year Japan Government Bonds	66	03/13/2026	56,292,366	55,790,730	—	(501,636)
CAD Currency	853	03/17/2026	61,866,159	62,371,360	505,201	—
E-Mini Russell 2000® Index	791	03/20/2026	101,118,961	98,795,900	—	(2,323,061)
Euro-BTP Italy Government Bonds	740	03/06/2026	104,680,720	104,514,296	—	(166,424)
FTSE 100 Index	217	03/20/2026	28,652,645	29,077,948	425,303	—
Hong Kong Hang Seng Index	464	01/29/2026	77,209,144	76,455,934	—	(753,210)
MSCI EAFE Index	390	03/20/2026	56,527,368	56,590,950	63,582	—
MSCI Emerging Markets Index	2,179	03/20/2026	151,556,466	153,772,030	2,215,564	—
S&P 500® E-Mini Index	133	03/20/2026	46,064,071	45,835,125	—	(228,946)
S&P Midcap 400® E-Mini Index	130	03/20/2026	43,900,737	43,227,600	—	(673,137)
S&P/TSX 60 Index	303	03/19/2026	81,932,530	82,205,486	272,956	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
TOPIX Index	184	03/12/2026	$39,603,264	$40,097,293	$494,029	$—
U.K. Gilt	200	03/27/2026	24,568,959	24,632,448	63,489	—
Total					$4,040,124	$(5,834,346)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(275)	03/16/2026	$(20,040,875)	$(20,092,653)	$—	$(51,778)
10-Year U.S. Treasury Notes	(535)	03/20/2026	(60,213,742)	(60,154,062)	59,680	—
30-Year Euro BUXL	(309)	03/06/2026	(40,575,356)	(39,988,624)	586,732	—
EURO STOXX 50® Index	(1,634)	03/20/2026	(110,965,761)	(112,163,367)	—	(1,197,606)
German Euro Bund	(64)	03/06/2026	(9,664,773)	(9,594,897)	69,876	—
S&P/ASX 200 Index	(358)	03/19/2026	(51,556,642)	(51,819,863)	—	(263,221)
Total					$716,288	$(1,512,605)
Total Futures Contracts					$4,756,412	$(7,346,951)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,001,845,274	$—	$—	$3,001,845,274
U.S. Government Obligation	—	64,893,059	—	64,893,059
Repurchase Agreement	—	76,040,602	—	76,040,602
Total	$3,001,845,274	$140,933,661	$—	$3,142,778,935
Investment Companies Measured at Net Asset Value (C)				15,130
Total Investments				$3,142,794,065
Other Financial Instruments
Futures Contracts (H)	$4,756,412	$—	$—	$4,756,412
Total Other Financial Instruments	$4,756,412	$—	$—	$4,756,412
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(7,346,951)	$—	$—	$(7,346,951)
Total Other Financial Instruments	$(7,346,951)	$—	$—	$(7,346,951)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$396,319,820	$41,760,132	$(105,518,988)	$1,232,591	$1,723,521	$335,517,076	35,317,587	$19,858,274	$—
Transamerica Aegon Core Bond VP, Initial Class	—	283,149,956	—	—	(90,269)	283,059,687	25,826,614	2,760,286	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Real Estate Securities VP, Initial Class	$65,361,175	$1,132,044	$(47,624,310)	$698,653	$4,290,110	$23,857,672	2,300,643	$1,132,044	$—
Transamerica Core Bond, Class I2	32,977,535	1,234,680	(7,258,513)	(178,071)	904,076	27,679,707	3,188,906	1,234,680	—
Transamerica Emerging Markets Equity, Class I2	14,280,221	83,279,490	—	—	8,743,424	106,303,135	9,842,883	1,075,389	—
Transamerica Floating Rate, Class I2	36,101,881	2,708,569	(5,403,000)	(313,740)	(545,319)	32,548,391	3,690,294	2,708,569	—
Transamerica Global Allocation Liquidating Trust, Class I2	13,500	—	—	—	1,630	15,130	11,961	—	—
Transamerica High Yield Bond, Class I2	313,102,880	17,922,125	(167,981,988)	2,047,180	922,224	166,012,421	20,025,624	17,922,125	—
Transamerica International Equity, Class I2	164,309,456	9,560,991	(76,395,054)	22,055,269	13,226,825	132,757,487	5,320,941	4,940,527	4,620,464
Transamerica International Focus, Class I2	189,412,118	1,356,711	(105,279,609)	(15,400,621)	29,899,559	99,988,158	14,618,152	543,549	813,162
Transamerica International Small Cap Value, Class I2	125,014,273	2,929,398	(93,293,771)	27,503,268	5,321,936	67,475,104	3,835,992	2,764,372	165,026
Transamerica International Stock, Class I2	—	105,870,523	—	—	1,272,636	107,143,159	7,161,976	2,011,468	926,710
Transamerica Janus Mid- Cap Growth VP, Initial Class	18,990,704	2,266,528	—	—	(726,435)	20,530,797	650,326	58,144	2,208,384
Transamerica JPMorgan Enhanced Index VP, Initial Class	979,317,452	119,996,407	(364,004,683)	46,963,739	(25,143,125)	757,129,790	25,902,490	18,654,757	101,341,650
Transamerica Large Cap Value, Class I2	220,566,958	99,901,595	(57,450,512)	10,484,057	18,835,877	292,337,975	16,986,518	2,346,376	8,529,619
Transamerica Long Credit, Class I2	174,314,626	8,590,381	(170,593,972)	1,546,602	3,152,305	17,009,942	1,803,811	8,590,381	—
Transamerica Mid Cap Growth, Class I2	19,872,270	4,175,540	—	—	(2,684,688)	21,363,122	2,422,123	1,453,815	2,721,725
Transamerica Mid Cap Value Opportunities, Class I2	18,218,332	3,003,623	—	—	(1,195,727)	20,026,228	2,016,740	546,893	2,456,730
Transamerica Small Cap Value, Class I2	9,624,811	541,834	—	—	385,485	10,552,130	2,052,944	152,945	388,889
Transamerica Strategic Income, Class I2	36,736,010	2,397,790	—	—	562,511	39,696,311	4,526,375	2,397,790	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	9,211,668	1,484,713	—	—	(538,749)	10,157,632	874,151	273,750	1,210,963
Transamerica WMC US Growth VP, Initial Class	366,927,728	127,814,644	(57,450,513)	8,979,854	(15,572,363)	430,699,350	10,289,043	2,629,669	50,721,434
Total	$3,190,673,418	$921,077,674	$(1,258,254,913)	$105,618,781	$42,745,444	$3,001,860,404	198,666,094	$94,055,803	$176,104,756

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At December 31, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$123,058	$15,130	0.0%*
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $55,345,123.
(F)	Rate disclosed reflects the yield at December 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Affiliated investments, at value (cost $2,756,733,573)	$3,001,860,404
Unaffiliated investments, at value (cost $64,881,124)	64,893,059
Repurchase agreement, at value (cost $76,040,602)	76,040,602
Receivables and other assets:
Shares of beneficial interest sold	24,544
Dividends from affiliated investments	1,866,187
Interest	1,116,135
Total assets	3,145,800,931
Liabilities:
Payables and other liabilities:
Investments purchased	1,866,187
Shares of beneficial interest redeemed	752,033
Investment management fees	278,460
Distribution and service fees	521,942
Transfer agent costs	3,196
Trustee and CCO fees	1,047
Audit and tax fees	25,698
Custody fees	37,568
Legal fees	24,134
Printing and shareholder reports fees	72,490
Other accrued expenses	37,872
Variation margin payable on futures contracts	2,309,294
Total liabilities	5,929,921
Net assets	$3,139,871,010
Net assets consist of:
Capital stock ($0.01 par value)	$2,622,029
Additional paid-in capital	2,621,802,363
Total distributable earnings (accumulated losses)	515,446,618
Net assets	$3,139,871,010
Net assets by class:
Initial Class	$847,408,563
Service Class	2,292,462,447
Shares outstanding:
Initial Class	69,587,742
Service Class	192,615,156
Net asset value and offering price per share:
Initial Class	$12.18
Service Class	11.90
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income from affiliated investments	$94,055,803
Interest income from unaffiliated investments	2,990,848
Total investment income	97,046,651
Expenses:
Investment management fees	3,597,136
Distribution and service fees:
Service Class	5,856,937
Transfer agent costs	34,975
Trustee and CCO fees	163,101
Audit and tax fees	60,095
Custody fees	168,657
Legal fees	296,663
Printing and shareholder reports fees	253,830
Other	334,546
Total expenses	10,765,940
Net investment income (loss)	86,280,711
Net realized gain (loss) on:
Affiliated investments	105,618,781
Unaffiliated investments	(14,141)
Capital gain distributions received from affiliated investment companies	176,104,756
Futures contracts	(44,246,794)
Net realized gain (loss)	237,462,602
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	42,745,444
Unaffiliated investments	7,580
Futures contracts	15,054,090
Translation of assets and liabilities denominated in foreign currencies	81,376
Net change in unrealized appreciation (depreciation)	57,888,490
Net realized and change in unrealized gain (loss)	295,351,092
Net increase (decrease) in net assets resulting from operations	$381,631,803
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$86,280,711	$75,357,999
Net realized gain (loss)	237,462,602	123,511,938
Net change in unrealized appreciation (depreciation)	57,888,490	158,175,235
Net increase (decrease) in net assets resulting from operations	381,631,803	357,045,172
Dividends and/or distributions to shareholders:
Initial Class	(22,256,449)	(10,130,318)
Service Class	(57,421,951)	(25,083,204)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(79,678,400)	(35,213,522)
Capital share transactions:
Proceeds from shares sold:
Initial Class	11,323,329	12,028,768
Service Class	2,762,975	8,795,792
	14,086,304	20,824,560
Dividends and/or distributions reinvested:
Initial Class	22,256,449	10,130,318
Service Class	57,421,951	25,083,204
	79,678,400	35,213,522
Cost of shares redeemed:
Initial Class	(89,695,590)	(94,216,035)
Service Class	(453,823,647)	(477,786,417)
	(543,519,237)	(572,002,452)
Net increase (decrease) in net assets resulting from capital share transactions	(449,754,533)	(515,964,370)
Net increase (decrease) in net assets	(147,801,130)	(194,132,720)
Net assets:
Beginning of year	3,287,672,140	3,481,804,860
End of year	$3,139,871,010	$3,287,672,140
Capital share transactions - shares:
Shares issued:
Initial Class	992,726	1,127,901
Service Class	245,667	834,235
	1,238,393	1,962,136
Shares reinvested:
Initial Class	1,912,066	921,776
Service Class	5,045,866	2,333,321
	6,957,932	3,255,097
Shares redeemed:
Initial Class	(7,831,855)	(8,763,055)
Service Class	(40,465,768)	(45,486,729)
	(48,297,623)	(54,249,784)
Net increase (decrease) in shares outstanding:
Initial Class	(4,927,063)	(6,713,378)
Service Class	(35,174,235)	(42,319,173)
	(40,101,298)	(49,032,551)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS
For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.06	$10.08	$9.59	$14.47	$13.30
Investment operations:
Net investment income (loss)(A)	0.34	0.26	0.17	0.22	0.61
Net realized and unrealized gain (loss)	1.10	0.85	0.96	(2.68)	1.23
Total investment operations	1.44	1.11	1.13	(2.46)	1.84
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.13)	(0.20)	(0.68)	(0.31)
Net realized gains	—	—	(0.44)	(1.74)	(0.36)
Total dividends and/or distributions to shareholders	(0.32)	(0.13)	(0.64)	(2.42)	(0.67)
Net asset value, end of year	$12.18	$11.06	$10.08	$9.59	$14.47
Total return(B)	13.13%	11.05%	12.21%	(17.35)%	13.95%
Ratio and supplemental data:
Net assets end of year (000’s)	$847,409	$824,238	$818,927	$796,606	$1,048,517
Expenses to average net assets(C)	0.15%	0.16%	0.16%	0.15%	0.15%
Net investment income (loss) to average net assets	2.94%	2.40%	1.73%	1.91%	4.26%
Portfolio turnover rate	23%	18%	36%	10%	21%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.81	$9.86	$9.39	$14.21	$13.07
Investment operations:
Net investment income (loss)(A)	0.30	0.22	0.14	0.19	0.57
Net realized and unrealized gain (loss)	1.08	0.83	0.94	(2.63)	1.21
Total investment operations	1.38	1.05	1.08	(2.44)	1.78
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.10)	(0.17)	(0.64)	(0.28)
Net realized gains	—	—	(0.44)	(1.74)	(0.36)
Total dividends and/or distributions to shareholders	(0.29)	(0.10)	(0.61)	(2.38)	(0.64)
Net asset value, end of year	$11.90	$10.81	$9.86	$9.39	$14.21
Total return(B)	12.84%	10.70%	11.93%	(17.53)%	13.70%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,292,462	$2,463,434	$2,662,878	$2,779,623	$3,834,114
Expenses to average net assets(C)	0.41%	0.41%	0.41%	0.40%	0.40%
Net investment income (loss) to average net assets	2.65%	2.12%	1.46%	1.64%	4.05%
Portfolio turnover rate	23%	18%	36%	10%	21%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$779,777	$505,201	$3,471,434	$—	$—	$4,756,412
Total	$779,777	$505,201	$3,471,434	$—	$—	$4,756,412

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(1,907,770)	$—	$(5,439,181)	$—	$—	$(7,346,951)
Total	$(1,907,770)	$—	$(5,439,181)	$—	$—	$(7,346,951)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(784,029)	$(4,277,535)	$(39,185,230)	$—	$—	$(44,246,794)
Total	$(784,029)	$(4,277,535)	$(39,185,230)	$—	$—	$(44,246,794)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$2,833,749	$53,093	$12,167,248	$—	$—	$15,054,090
Total	$2,833,749	$53,093	$12,167,248	$—	$—	$15,054,090
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$1,158,336,773
Average notional value of contracts — short	(460,877,768)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks,and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective October 1, 2025
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
Prior to October 1, 2025
First $5 billion	0.1075
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Prior to August 1, 2025
First $10 billion	0.1225
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$650,917,116	$64,898,332	$1,258,254,913	$72,517,649
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark-to-market and futures straddle loss deferrals. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,905,046,620	$242,402,390	$(5,730,761)	$236,671,629
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the capital loss carryforwards utilized are $59,887,144.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$79,678,400	$—	$—	$—	$35,213,522	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$85,280,731	$—	$193,506,069	$—	$—	$(11,935)	$236,671,753
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 9,787,093	$1,955,939
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Moderate VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 96.6%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	6,235	$ 7,888
International Equity Funds - 12.2%
Transamerica BlackRock Real Estate Securities VP, Initial Class (B)	2,300,713	23,858,397
Transamerica Emerging Markets Equity, Class I2 (B)	9,948,651	107,445,436
Transamerica International Equity, Class I2 (B)	5,853,190	146,037,082
Transamerica International Focus, Class I2 (B)	14,798,580	101,222,290
Transamerica International Small Cap Value, Class I2 (B)	4,236,101	74,513,010
Transamerica International Stock, Class I2 (B)	7,267,470	108,721,347
		561,797,562
International Mixed Allocation Fund - 18.4%
Transamerica Aegon Bond VP, Initial Class (B)	88,836,588	843,947,580
U.S. Equity Funds - 36.1%
Transamerica Janus Mid-Cap Growth VP, Initial Class (B)	478,192	15,096,534
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	28,085,463	820,938,084
Transamerica Large Cap Value, Class I2 (B)	18,008,831	309,931,985
Transamerica Mid Cap Growth, Class I2 (B)	74,416	656,353
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,508,632	14,980,716
Transamerica Small Cap Value, Class I2 (B)	39,093	200,935
Transamerica T. Rowe Price Small Cap VP, Initial Class (B)	63,347	736,087
Transamerica WMC US Growth VP, Initial Class (B)	11,795,363	493,753,905
		1,656,294,599
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.9%
Transamerica Aegon Core Bond VP, Initial Class (B)	49,726,009	$ 544,997,056
Transamerica Core Bond, Class I2 (B)	49,369,589	428,528,030
Transamerica Floating Rate, Class I2 (B)	5,426,959	47,865,780
Transamerica High Yield Bond, Class I2 (B)	29,453,544	244,169,877
Transamerica Long Credit, Class I2 (B)	5,065,193	47,764,770
Transamerica Strategic Income, Class I2 (B)	6,687,721	58,651,317
		1,371,976,830
Total Investment Companies (Cost $4,109,202,561)		4,434,024,459

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Notes
4.13%, 01/31/2027 (E)	$ 98,711,800	99,324,893
Total U.S. Government Obligation (Cost $99,293,362)		99,324,893
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.35% (F), dated 12/31/2025, to be repurchased at $61,523,768 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $62,749,673.	61,519,154	61,519,154
Total Repurchase Agreement (Cost $61,519,154)		61,519,154
Total Investments (Cost $4,270,015,077)		4,594,868,506
Net Other Assets (Liabilities) - (0.1)%		(5,430,489)
Net Assets - 100.0%		$ 4,589,438,017
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	2,592	03/31/2026	$284,172,059	$283,317,751	$—	$(854,308)
10-Year Canadian Government Bonds	1,164	03/20/2026	103,403,518	102,538,516	—	(865,002)
10-Year Japan Government Bonds	96	03/13/2026	81,879,806	81,150,153	—	(729,653)
CAD Currency	939	03/17/2026	68,108,888	68,659,680	550,792	—
E-Mini Russell 2000® Index	1,453	03/20/2026	185,418,061	181,479,700	—	(3,938,361)
Euro-BTP Italy Government Bonds	1,084	03/06/2026	153,343,115	153,099,320	—	(243,795)
FTSE 100 Index	315	03/20/2026	41,592,550	42,209,925	617,375	—
Hong Kong Hang Seng Index	684	01/29/2026	113,816,934	112,706,593	—	(1,110,341)
MSCI EAFE Index	639	03/20/2026	92,617,919	92,722,095	104,176	—
MSCI Emerging Markets Index	2,502	03/20/2026	174,022,156	176,566,140	2,543,984	—
S&P 500® E-Mini Index	37	03/20/2026	12,746,117	12,751,125	5,008	—
S&P Midcap 400® E-Mini Index	219	03/20/2026	73,953,676	72,821,880	—	(1,131,796)
S&P/TSX 60 Index	359	03/19/2026	97,134,244	97,398,579	264,335	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
TOPIX Index	264	03/12/2026	$56,816,771	$57,530,899	$714,128	$—
U.K. Gilt	294	03/27/2026	36,115,917	36,209,698	93,781	—
Total					$4,893,579	$(8,873,256)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(403)	03/16/2026	$(29,368,132)	$(29,444,869)	$—	$(76,737)
10-Year U.S. Treasury Notes	(786)	03/20/2026	(88,362,320)	(88,375,875)	—	(13,555)
30-Year Euro BUXL	(453)	03/06/2026	(59,484,267)	(58,624,099)	860,168	—
EURO STOXX 50® Index	(2,351)	03/20/2026	(159,618,555)	(161,380,707)	—	(1,762,152)
German Euro Bund	(94)	03/06/2026	(14,195,136)	(14,092,505)	102,631	—
S&P/ASX 200 Index	(525)	03/19/2026	(75,606,809)	(75,992,817)	—	(386,008)
Total					$962,799	$(2,238,452)
Total Futures Contracts					$5,856,378	$(11,111,708)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,434,016,571	$—	$—	$4,434,016,571
U.S. Government Obligation	—	99,324,893	—	99,324,893
Repurchase Agreement	—	61,519,154	—	61,519,154
Total	$4,434,016,571	$160,844,047	$—	$4,594,860,618
Investment Companies Measured at Net Asset Value (C)				7,888
Total Investments				$4,594,868,506
Other Financial Instruments
Futures Contracts (H)	$5,856,378	$—	$—	$5,856,378
Total Other Financial Instruments	$5,856,378	$—	$—	$5,856,378
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(11,111,708)	$—	$—	$(11,111,708)
Total Other Financial Instruments	$(11,111,708)	$—	$—	$(11,111,708)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$779,144,950	$222,732,253	$(162,508,612)	$2,102,916	$2,476,073	$843,947,580	88,836,588	$41,985,223	$—
Transamerica Aegon Core Bond VP, Initial Class	—	545,279,292	—	—	(282,236)	544,997,056	49,726,009	5,305,762	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Real Estate Securities VP, Initial Class	$96,382,612	$1,671,076	$(81,592,658)	$910,676	$6,486,691	$23,858,397	2,300,713	$1,671,076	$—
Transamerica Core Bond, Class I2	566,787,495	19,972,593	(169,292,430)	(7,967,377)	19,027,749	428,528,030	49,369,589	19,972,593	—
Transamerica Emerging Markets Equity, Class I2	13,998,379	86,899,546	—	—	6,547,511	107,445,436	9,948,651	1,086,946	—
Transamerica Floating Rate, Class I2	53,567,771	4,006,473	(8,441,200)	(490,160)	(777,104)	47,865,780	5,426,959	4,006,473	—
Transamerica Global Allocation Liquidating Trust, Class I2	7,038	—	—	—	850	7,888	6,235	—	—
Transamerica High Yield Bond, Class I2	434,964,283	26,040,100	(221,918,879)	5,073,002	11,371	244,169,877	29,453,544	26,040,100	—
Transamerica International Equity, Class I2	167,633,417	10,517,366	(65,772,825)	17,522,735	16,136,389	146,037,082	5,853,190	5,434,723	5,082,643
Transamerica International Focus, Class I2	204,563,523	1,373,456	(120,546,237)	(17,363,320)	33,194,868	101,222,290	14,798,580	550,258	823,198
Transamerica International Small Cap Value, Class I2	134,958,597	3,234,945	(99,237,808)	25,554,769	10,002,507	74,513,010	4,236,101	3,052,706	182,239
Transamerica International Stock, Class I2	—	107,429,376	—	—	1,291,971	108,721,347	7,267,470	2,041,097	940,360
Transamerica Janus Mid- Cap Growth VP, Initial Class	13,964,086	1,666,605	—	—	(534,157)	15,096,534	478,192	42,754	1,623,851
Transamerica JPMorgan Enhanced Index VP, Initial Class	980,471,139	116,454,075	(294,891,384)	95,336,019	(76,431,765)	820,938,084	28,085,463	18,104,063	98,350,012
Transamerica Large Cap Value, Class I2	338,197,066	12,680,743	(100,726,813)	20,035,630	39,745,359	309,931,985	18,008,831	3,637,779	9,042,964
Transamerica Long Credit, Class I2	259,256,866	13,096,721	(231,735,970)	3,746,177	3,400,976	47,764,770	5,065,193	13,096,721	—
Transamerica Mid Cap Growth, Class I2	610,548	128,288	—	—	(82,483)	656,353	74,416	44,666	83,622
Transamerica Mid Cap Value Opportunities, Class I2	13,628,311	2,246,875	—	—	(894,470)	14,980,716	1,508,632	409,106	1,837,769
Transamerica Small Cap Value, Class I2	183,277	10,318	—	—	7,340	200,935	39,093	2,912	7,405
Transamerica Strategic Income, Class I2	54,277,471	3,543,332	—	—	830,514	58,651,317	6,687,721	3,542,736	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	667,537	107,592	—	—	(39,042)	736,087	63,347	19,839	87,753
Transamerica WMC US Growth VP, Initial Class	591,313,338	98,454,458	(196,596,252)	45,927,350	(45,344,989)	493,753,905	11,795,363	4,852,807	93,601,651
Total	$4,704,577,704	$1,277,545,483	$(1,753,261,068)	$190,388,417	$14,773,923	$4,434,024,459	339,029,880	$154,900,340	$211,663,467

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At December 31, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$64,152	$7,888	0.0%*
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $77,573,832.
(F)	Rate disclosed reflects the yield at December 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Affiliated investments, at value (cost $4,109,202,561)	$4,434,024,459
Unaffiliated investments, at value (cost $99,293,362)	99,324,893
Repurchase agreement, at value (cost $61,519,154)	61,519,154
Receivables and other assets:
Shares of beneficial interest sold	4,674
Dividends from affiliated investments	4,293,259
Interest	1,706,293
Total assets	4,600,872,732
Liabilities:
Payables and other liabilities:
Investments purchased	4,293,259
Shares of beneficial interest redeemed	919,646
Due to custodian	3,809
Investment management fees	407,268
Distribution and service fees	953,155
Transfer agent costs	4,683
Trustee and CCO fees	1,533
Audit and tax fees	30,523
Custody fees	53,757
Legal fees	35,657
Printing and shareholder reports fees	90,581
Other accrued expenses	48,028
Variation margin payable on futures contracts	4,592,816
Total liabilities	11,434,715
Net assets	$4,589,438,017
Net assets consist of:
Capital stock ($0.01 par value)	$3,961,707
Additional paid-in capital	4,094,762,695
Total distributable earnings (accumulated losses)	490,713,615
Net assets	$4,589,438,017
Net assets by class:
Initial Class	$401,592,067
Service Class	4,187,845,950
Shares outstanding:
Initial Class	34,034,190
Service Class	362,136,462
Net asset value and offering price per share:
Initial Class	$11.80
Service Class	11.56
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income from affiliated investments	$154,900,340
Interest income from unaffiliated investments	4,775,100
Total investment income	159,675,440
Expenses:
Investment management fees	5,301,427
Distribution and service fees:
Service Class	10,674,556
Transfer agent costs	51,521
Trustee and CCO fees	240,243
Audit and tax fees	78,216
Custody fees	232,666
Legal fees	434,595
Printing and shareholder reports fees	313,862
Other	502,704
Total expenses	17,829,790
Net investment income (loss)	141,845,650
Net realized gain (loss) on:
Affiliated investments	190,388,417
Unaffiliated investments	8,268
Capital gain distributions received from affiliated investment companies	211,663,467
Futures contracts	(62,190,572)
Net realized gain (loss)	339,869,580
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	14,773,923
Unaffiliated investments	25,927
Futures contracts	13,950,931
Translation of assets and liabilities denominated in foreign currencies	152,887
Net change in unrealized appreciation (depreciation)	28,903,668
Net realized and change in unrealized gain (loss)	368,773,248
Net increase (decrease) in net assets resulting from operations	$510,618,898
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$141,845,650	$137,304,705
Net realized gain (loss)	339,869,580	(50,556,841)
Net change in unrealized appreciation (depreciation)	28,903,668	294,679,729
Net increase (decrease) in net assets resulting from operations	510,618,898	381,427,593
Dividends and/or distributions to shareholders:
Initial Class	(12,971,779)	(6,383,144)
Service Class	(130,704,938)	(62,291,106)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(143,676,717)	(68,674,250)
Capital share transactions:
Proceeds from shares sold:
Initial Class	16,274,114	17,453,126
Service Class	7,998,959	11,831,853
	24,273,073	29,284,979
Dividends and/or distributions reinvested:
Initial Class	12,971,779	6,383,144
Service Class	130,704,938	62,291,106
	143,676,717	68,674,250
Cost of shares redeemed:
Initial Class	(53,588,093)	(55,257,928)
Service Class	(715,488,119)	(694,539,055)
	(769,076,212)	(749,796,983)
Net increase (decrease) in net assets resulting from capital share transactions	(601,126,422)	(651,837,754)
Net increase (decrease) in net assets	(234,184,241)	(339,084,411)
Net assets:
Beginning of year	4,823,622,258	5,162,706,669
End of year	$4,589,438,017	$4,823,622,258
Capital share transactions - shares:
Shares issued:
Initial Class	1,447,980	1,643,385
Service Class	750,193	1,106,493
	2,198,173	2,749,878
Shares reinvested:
Initial Class	1,143,896	585,610
Service Class	11,754,041	5,821,599
	12,897,937	6,407,209
Shares redeemed:
Initial Class	(4,774,141)	(5,165,564)
Service Class	(64,777,285)	(66,028,756)
	(69,551,426)	(71,194,320)
Net increase (decrease) in shares outstanding:
Initial Class	(2,182,265)	(2,936,569)
Service Class	(52,273,051)	(59,100,664)
	(54,455,316)	(62,037,233)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.90	$10.25	$9.67	$13.66	$12.83
Investment operations:
Net investment income (loss)(A)	0.37	0.32	0.20	0.23	0.56
Net realized and unrealized gain (loss)	0.91	0.50	0.67	(2.39)	0.62
Total investment operations	1.28	0.82	0.87	(2.16)	1.18
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.17)	(0.21)	(0.64)	(0.26)
Net realized gains	—	—	(0.08)	(1.19)	(0.09)
Total dividends and/or distributions to shareholders	(0.38)	(0.17)	(0.29)	(1.83)	(0.35)
Net asset value, end of year	$11.80	$10.90	$10.25	$9.67	$13.66
Total return(B)	11.89%	8.02%	9.10%	(16.08)%	9.18%
Ratio and supplemental data:
Net assets end of year (000’s)	$401,592	$394,762	$401,446	$402,196	$539,029
Expenses to average net assets(C)	0.15%	0.15%	0.15%	0.15%	0.14%
Net investment income (loss) to average net assets	3.29%	2.96%	2.08%	1.99%	4.19%
Portfolio turnover rate	22%	17%	36%	18%	18%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.69	$10.06	$9.49	$13.43	$12.62
Investment operations:
Net investment income (loss)(A)	0.33	0.28	0.18	0.19	0.54
Net realized and unrealized gain (loss)	0.89	0.49	0.65	(2.33)	0.59
Total investment operations	1.22	0.77	0.83	(2.14)	1.13
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.14)	(0.18)	(0.61)	(0.23)
Net realized gains	—	—	(0.08)	(1.19)	(0.09)
Total dividends and/or distributions to shareholders	(0.35)	(0.14)	(0.26)	(1.80)	(0.32)
Net asset value, end of year	$11.56	$10.69	$10.06	$9.49	$13.43
Total return(B)	11.54%	7.70%	8.86%	(16.25)%	8.93%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,187,846	$4,428,860	$4,761,261	$4,939,133	$6,584,121
Expenses to average net assets(C)	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income (loss) to average net assets	3.02%	2.69%	1.82%	1.74%	4.07%
Portfolio turnover rate	22%	17%	36%	18%	18%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$1,056,580	$550,792	$4,249,006	$—	$—	$5,856,378
Total	$1,056,580	$550,792	$4,249,006	$—	$—	$5,856,378

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(2,783,050)	$—	$(8,328,658)	$—	$—	$(11,111,708)
Total	$(2,783,050)	$—	$(8,328,658)	$—	$—	$(11,111,708)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$2,425,027	$(6,163,214)	$(58,452,385)	$—	$—	$(62,190,572)
Total	$2,425,027	$(6,163,214)	$(58,452,385)	$—	$—	$(62,190,572)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$6,300,862	$(300,049)	$7,950,118	$—	$—	$13,950,931
Total	$6,300,862	$(300,049)	$7,950,118	$—	$—	$13,950,931
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$1,757,504,840
Average notional value of contracts — short	(804,517,926)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks,and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective October 1, 2025
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
Prior to October 1, 2025
First $5 billion	0.1075
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Prior to August 1, 2025
First $10 billion	0.1225
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$910,981,080	$99,321,736	$1,753,261,069	$90,008,515
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark-to-market and futures straddle loss deferrals. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$4,296,331,950	$304,670,862	$(7,722,916)	$296,947,946
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the capital loss carryforwards utilized are $306,880,451.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$143,676,717	$—	$—	$—	$68,674,250	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$140,421,172	$—	$53,368,310	$—	$—	$(31,531)	$296,955,664
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica JPMorgan Asset Allocation - Moderate VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica JPMorgan Asset Allocation - Moderate VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 10,497,613	$2,036,160
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Diversified Equity Allocation VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Diversified Equity Allocation VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 96.8%
International Equity Funds - 22.1%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	1,119,196	$ 11,606,068
Transamerica Emerging Markets Equity, Class I2 (A)	4,887,702	52,787,177
Transamerica International Equity, Class I2 (A)	2,496,742	62,293,711
Transamerica International Focus, Class I2 (A)	6,472,699	44,273,265
Transamerica International Small Cap Value, Class I2 (A)	1,864,452	32,795,702
Transamerica International Stock, Class I2 (A)	3,163,607	47,327,562
		251,083,485
U.S. Equity Funds - 66.6%
Transamerica Janus Mid-Cap Growth VP, Initial Class (A)	293,655	9,270,675
Transamerica JPMorgan Enhanced Index VP, Initial Class (A)	11,833,867	345,903,940
Transamerica Large Cap Value, Class I2 (A)	8,798,169	151,416,494
Transamerica Mid Cap Growth, Class I2 (A)	1,102,616	9,725,077
Transamerica Mid Cap Value Opportunities, Class I2 (A)	918,594	9,121,637
Transamerica Small Cap Value, Class I2 (A)	1,269,833	6,526,940
Transamerica T. Rowe Price Small Cap VP, Initial Class (A)	524,843	6,098,672
Transamerica WMC US Growth VP, Initial Class (A)	5,231,120	218,974,704
		757,038,139
U.S. Fixed Income Funds - 8.1%
Transamerica Aegon High Yield Bond VP, Initial Class (A)	8,994,345	63,410,133
Transamerica Floating Rate, Class I2 (A)	3,273,882	28,875,633
		92,285,766
Total Investment Companies (Cost $957,708,416)		1,100,407,390

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.0%
U.S. Treasury - 2.0%
U.S. Treasury Notes
4.13%, 01/31/2027 (B)	$ 23,096,900	$ 23,240,353
Total U.S. Government Obligation (Cost $23,235,773)		23,240,353
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.35% (C), dated 12/31/2025, to be repurchased at $13,062,435 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $13,322,771.	13,061,456	13,061,456
Total Repurchase Agreement (Cost $13,061,456)		13,061,456
Total Investments (Cost $994,005,645)		1,136,709,199
Net Other Assets (Liabilities) - 0.0%*		29,300
Net Assets - 100.0%		$ 1,136,738,499
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Canadian Government Bonds	284	03/20/2026	$25,229,035	$25,017,988	$—	$(211,047)
10-Year Japan Government Bonds	24	03/13/2026	20,469,951	20,287,538	—	(182,413)
CAD Currency	375	03/17/2026	27,184,684	27,420,000	235,316	—
E-Mini Russell 2000® Index	247	03/20/2026	31,734,269	30,850,300	—	(883,969)
Euro-BTP Italy Government Bonds	265	03/06/2026	37,486,214	37,427,417	—	(58,797)
FTSE 100 Index	78	03/20/2026	10,299,107	10,451,981	152,874	—
Hong Kong Hang Seng Index	165	01/29/2026	27,455,836	27,187,994	—	(267,842)
MSCI EAFE Index	176	03/20/2026	25,509,787	25,538,480	28,693	—
MSCI Emerging Markets Index	854	03/20/2026	59,398,450	60,266,780	868,330	—
S&P Midcap 400® E-Mini Index	85	03/20/2026	28,703,236	28,264,200	—	(439,036)
S&P/TSX 60 Index	133	03/19/2026	35,948,807	36,083,596	134,789	—
TOPIX Index	66	03/12/2026	14,201,177	14,382,725	181,548	—
U.K. Gilt	72	03/27/2026	8,845,165	8,867,681	22,516	—
Total					$1,624,066	$(2,043,104)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(99)	03/16/2026	$(7,214,735)	$(7,233,355)	$—	$(18,620)
10-Year U.S. Treasury Notes	(192)	03/20/2026	(21,647,689)	(21,588,000)	59,689	—
30-Year Euro BUXL	(111)	03/06/2026	(14,575,142)	(14,364,845)	210,297	—
EURO STOXX 50® Index	(598)	03/20/2026	(40,568,294)	(41,048,772)	—	(480,478)
German Euro Bund	(23)	03/06/2026	(3,473,278)	(3,448,166)	25,112	—
S&P 500® E-Mini Index	(91)	03/20/2026	(31,074,167)	(31,360,875)	—	(286,708)
S&P/ASX 200 Index	(128)	03/19/2026	(18,433,660)	(18,527,772)	—	(94,112)
Total					$295,098	$(879,918)
Total Futures Contracts					$1,919,164	$(2,923,022)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,100,407,390	$—	$—	$1,100,407,390
U.S. Government Obligation	—	23,240,353	—	23,240,353
Repurchase Agreement	—	13,061,456	—	13,061,456
Total Investments	$1,100,407,390	$36,301,809	$—	$1,136,709,199
Other Financial Instruments
Futures Contracts (E)	$1,919,164	$—	$—	$1,919,164
Total Other Financial Instruments	$1,919,164	$—	$—	$1,919,164
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(2,923,022)	$—	$—	$(2,923,022)
Total Other Financial Instruments	$(2,923,022)	$—	$—	$(2,923,022)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon High Yield Bond VP, Initial Class	$73,279,041	$4,260,839	$(14,953,817)	$689,090	$134,980	$63,410,133	8,994,345	$4,260,839	$—
Transamerica BlackRock Real Estate Securities VP, Initial Class	20,084,159	387,933	(10,436,360)	199,666	1,370,670	11,606,068	1,119,196	387,933	—
Transamerica Emerging Markets Equity, Class I2	4,520,991	45,460,609	—	—	2,805,577	52,787,177	4,887,702	534,009	—
Transamerica Floating Rate, Class I2	29,649,461	2,223,734	(2,195,832)	(60,297)	(741,433)	28,875,633	3,273,882	2,223,734	—
Transamerica International Equity, Class I2	66,140,342	4,486,297	(23,998,020)	6,584,006	9,081,086	62,293,711	2,496,742	2,318,240	2,168,057
Transamerica International Focus, Class I2	76,872,206	600,731	(38,552,971)	(9,256,286)	14,609,585	44,273,265	6,472,699	240,675	360,056
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Small Cap Value, Class I2	$48,311,230	$1,423,809	$(29,132,672)	$8,028,082	$4,165,253	$32,795,702	1,864,452	$1,343,599	$80,210
Transamerica International Stock, Class I2	—	46,767,585	—	—	559,977	47,327,562	3,163,607	888,511	409,349
Transamerica Janus Mid- Cap Growth VP, Initial Class	8,575,247	1,023,450	—	—	(328,022)	9,270,675	293,655	26,255	997,195
Transamerica JPMorgan Enhanced Index VP, Initial Class	377,840,937	48,910,829	(89,852,403)	11,059,856	(2,055,279)	345,903,940	11,833,867	7,603,724	41,307,104
Transamerica Large Cap Value, Class I2	122,080,797	23,648,141	(14,504,092)	2,359,658	17,831,990	151,416,494	8,798,169	1,355,704	4,417,916
Transamerica Mid Cap Growth, Class I2	9,046,400	1,900,820	—	—	(1,222,143)	9,725,077	1,102,616	661,816	1,239,004
Transamerica Mid Cap Value Opportunities, Class I2	8,298,168	1,368,104	—	—	(544,635)	9,121,637	918,594	249,101	1,119,003
Transamerica Small Cap Value, Class I2	5,953,355	335,147	—	—	238,438	6,526,940	1,269,833	94,603	240,544
Transamerica T. Rowe Price Small Cap VP, Initial Class	5,530,713	891,426	—	—	(323,467)	6,098,672	524,843	164,360	727,066
Transamerica WMC US Growth VP, Initial Class	165,077,645	69,614,556	(14,440,132)	257,814	(1,535,179)	218,974,704	5,231,120	1,269,996	24,495,866
Total	$1,021,260,692	$253,304,010	$(238,066,299)	$19,861,589	$44,047,398	$1,100,407,390	62,245,322	$23,623,099	$77,561,370

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $17,887,311.
(C)	Rate disclosed reflects the yield at December 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Affiliated investments, at value (cost $957,708,416)	$1,100,407,390
Unaffiliated investments, at value (cost $23,235,773)	23,240,353
Repurchase agreement, at value (cost $13,061,456)	13,061,456
Receivables and other assets:
Shares of beneficial interest sold	428,161
Dividends from affiliated investments	216,715
Interest	399,194
Total assets	1,137,753,269
Liabilities:
Payables and other liabilities:
Investments purchased	216,715
Shares of beneficial interest redeemed	100,492
Due to custodian	684
Investment management fees	100,282
Distribution and service fees	69,592
Transfer agent costs	1,139
Trustee and CCO fees	373
Audit and tax fees	19,055
Custody fees	14,183
Legal fees	7,834
Printing and shareholder reports fees	31,049
Other accrued expenses	23,862
Variation margin payable on futures contracts	429,510
Total liabilities	1,014,770
Net assets	$1,136,738,499
Net assets consist of:
Capital stock ($0.01 par value)	$854,026
Additional paid-in capital	849,947,484
Total distributable earnings (accumulated losses)	285,936,989
Net assets	$1,136,738,499
Net assets by class:
Initial Class	$829,919,603
Service Class	306,818,896
Shares outstanding:
Initial Class	62,043,580
Service Class	23,358,971
Net asset value and offering price per share:
Initial Class	$13.38
Service Class	13.13
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income from affiliated investments	$23,623,099
Interest income from unaffiliated investments	1,088,515
Total investment income	24,711,614
Expenses:
Investment management fees	1,219,155
Distribution and service fees:
Service Class	737,827
Transfer agent costs	11,955
Trustee and CCO fees	56,077
Audit and tax fees	33,522
Custody fees	65,318
Legal fees	104,723
Printing and shareholder reports fees	110,665
Index fees	17,692
Other	106,712
Total expenses	2,463,646
Net investment income (loss)	22,247,968
Net realized gain (loss) on:
Affiliated investments	19,861,589
Unaffiliated investments	19,806
Capital gain distributions received from affiliated investment companies	77,561,370
Futures contracts	20,891,146
Net realized gain (loss)	118,333,911
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	44,047,398
Unaffiliated investments	3,274
Futures contracts	6,688,662
Translation of assets and liabilities denominated in foreign currencies	(3,849)
Net change in unrealized appreciation (depreciation)	50,735,485
Net realized and change in unrealized gain (loss)	169,069,396
Net increase (decrease) in net assets resulting from operations	$191,317,364
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$22,247,968	$15,130,502
Net realized gain (loss)	118,333,911	51,768,261
Net change in unrealized appreciation (depreciation)	50,735,485	88,096,544
Net increase (decrease) in net assets resulting from operations	191,317,364	154,995,307
Dividends and/or distributions to shareholders:
Initial Class	(33,296,899)	(23,915,687)
Service Class	(12,007,741)	(8,887,447)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(45,304,640)	(32,803,134)
Capital share transactions:
Proceeds from shares sold:
Initial Class	12,075,545	10,532,185
Service Class	8,015,940	14,516,459
	20,091,485	25,048,644
Dividends and/or distributions reinvested:
Initial Class	33,296,899	23,915,687
Service Class	12,007,741	8,887,447
	45,304,640	32,803,134
Cost of shares redeemed:
Initial Class	(78,900,630)	(69,337,368)
Service Class	(48,132,246)	(40,655,421)
	(127,032,876)	(109,992,789)
Net increase (decrease) in net assets resulting from capital share transactions	(61,636,751)	(52,141,011)
Net increase (decrease) in net assets	84,375,973	70,051,162
Net assets:
Beginning of year	1,052,362,526	982,311,364
End of year	$1,136,738,499	$1,052,362,526
Capital share transactions - shares:
Shares issued:
Initial Class	965,805	927,520
Service Class	653,500	1,309,277
	1,619,305	2,236,797
Shares reinvested:
Initial Class	2,628,011	2,074,214
Service Class	964,477	783,725
	3,592,488	2,857,939
Shares redeemed:
Initial Class	(6,384,063)	(6,128,850)
Service Class	(3,978,141)	(3,637,735)
	(10,362,204)	(9,766,585)
Net increase (decrease) in shares outstanding:
Initial Class	(2,790,247)	(3,127,116)
Service Class	(2,360,164)	(1,544,733)
	(5,150,411)	(4,671,849)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.68	$10.36	$8.88	$15.70	$14.19
Investment operations:
Net investment income (loss)(A)	0.27	0.17	0.15	0.19	0.73
Net realized and unrealized gain (loss)	1.98	1.53	1.64	(3.59)	2.03
Total investment operations	2.25	1.70	1.79	(3.40)	2.76
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.16)	(0.17)	(0.79)	(0.27)
Net realized gains	(0.36)	(0.22)	(0.14)	(2.63)	(0.98)
Total dividends and/or distributions to shareholders	(0.55)	(0.38)	(0.31)	(3.42)	(1.25)
Net asset value, end of year	$13.38	$11.68	$10.36	$8.88	$15.70
Total return(B)	19.45%	16.37%	20.34%	(22.57)%	19.64%
Ratio and supplemental data:
Net assets end of year (000’s)	$829,919	$757,180	$704,377	$624,660	$862,525
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.16%	0.16%	0.17%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.16%	0.16%	0.17%(D)	0.15%	0.15%
Net investment income (loss) to average net assets	2.14%	1.52%	1.52%	1.64%	4.68%
Portfolio turnover rate	17%	23%	45%	13%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.48	$10.19	$8.74	$15.50	$14.03
Investment operations:
Net investment income (loss)(A)	0.23	0.14	0.12	0.16	0.69
Net realized and unrealized gain (loss)	1.94	1.50	1.61	(3.55)	2.00
Total investment operations	2.17	1.64	1.73	(3.39)	2.69
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.13)	(0.14)	(0.74)	(0.24)
Net realized gains	(0.36)	(0.22)	(0.14)	(2.63)	(0.98)
Total dividends and/or distributions to shareholders	(0.52)	(0.35)	(0.28)	(3.37)	(1.22)
Net asset value, end of year	$13.13	$11.48	$10.19	$8.74	$15.50
Total return(B)	19.06%	16.10%	20.00%	(22.74)%	19.35%
Ratio and supplemental data:
Net assets end of year (000’s)	$306,819	$295,183	$277,934	$250,328	$353,737
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.41%	0.41%	0.42%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.41%	0.41%	0.42%(D)	0.40%	0.40%
Net investment income (loss) to average net assets	1.87%	1.26%	1.27%	1.38%	4.49%
Portfolio turnover rate	17%	23%	45%	13%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation - Growth VP) (the "Portfolio") is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$317,614	$235,316	$1,366,234	$—	$—	$1,919,164
Total	$317,614	$235,316	$1,366,234	$—	$—	$1,919,164
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(470,877)	$—	$(2,452,145)	$—	$—	$(2,923,022)
Total	$(470,877)	$—	$(2,452,145)	$—	$—	$(2,923,022)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(521,983)	$(1,511,591)	$22,924,720	$—	$—	$20,891,146
Total	$(521,983)	$(1,511,591)	$22,924,720	$—	$—	$20,891,146

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(153,263)	$307,064	$6,534,861	$—	$—	$6,688,662
Total	$(153,263)	$307,064	$6,534,861	$—	$—	$6,688,662
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$317,446,920
Average notional value of contracts — short	(102,089,669)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective October 1, 2025
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
Prior to October 1, 2025
First $5 billion	0.1075
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Prior to August 1, 2025
First $10 billion	0.1225
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$152,119,541	$23,241,808	$238,066,299	$22,162,652
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, straddle loss deferrals and futures contracts mark-to-market. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$997,857,129	$141,256,489	$(2,785,858)	$138,470,631
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$16,155,743	$—	$29,148,897	$—	$15,165,548	$—	$17,637,586	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$37,985,892	$—	$109,476,590	$—	$—	$(4,580)	$138,479,087
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica JPMorgan Diversified Equity Allocation VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP) (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $29,148,897 for the year ended December 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 4,598,946	$944,650
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Diversified Equity Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Enhanced Index VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.4%
Boeing Co. (A)	19,510	$ 4,236,011
Howmet Aerospace, Inc.	126,840	26,004,737
RTX Corp.	117,694	21,585,080
Textron, Inc.	54,097	4,715,635
TransDigm Group, Inc.	8,845	11,762,523
		68,303,986
Air Freight & Logistics - 0.3%
FedEx Corp.	27,740	8,012,976
Automobile Components - 0.1%
Aptiv PLC (A)	23,694	1,802,877
Automobiles - 2.0%
Tesla, Inc. (A)	127,384	57,287,133
Banks - 3.8%
Bank of America Corp.	615,268	33,839,740
Citigroup, Inc.	87,921	10,259,501
Fifth Third Bancorp	192,507	9,011,253
Regions Financial Corp.	158,475	4,294,673
Truist Financial Corp.	141,016	6,939,397
U.S. Bancorp	209,769	11,193,274
Wells Fargo & Co.	342,295	31,901,894
		107,439,732
Beverages - 1.4%
Coca-Cola Co.	74,549	5,211,721
Keurig Dr. Pepper, Inc.	360,955	10,110,349
PepsiCo, Inc.	164,183	23,563,544
		38,885,614
Biotechnology - 2.0%
AbbVie, Inc.	143,848	32,867,829
Neurocrine Biosciences, Inc. (A)	14,768	2,094,545
Regeneron Pharmaceuticals, Inc.	15,995	12,346,061
Vertex Pharmaceuticals, Inc. (A)	21,085	9,559,096
		56,867,531
Broadline Retail - 4.1%
Amazon.com, Inc. (A)	505,580	116,697,976
Building Products - 1.3%
Carrier Global Corp.	154,799	8,179,579
Masco Corp.	82,495	5,235,133
Trane Technologies PLC	61,012	23,745,870
		37,160,582
Capital Markets - 1.9%
Ameriprise Financial, Inc.	13,775	6,754,434
Charles Schwab Corp.	263,797	26,355,958
CME Group, Inc.	41,601	11,360,401
LPL Financial Holdings, Inc.	8,114	2,898,077
Raymond James Financial, Inc.	11,632	1,867,983
State Street Corp.	35,009	4,516,511
		53,753,364
Chemicals - 1.3%
Ecolab, Inc.	70,957	18,627,632
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	29,000	$ 12,365,310
PPG Industries, Inc.	53,573	5,489,089
		36,482,031
Communications Equipment - 0.5%
Arista Networks, Inc. (A)	76,286	9,995,754
Motorola Solutions, Inc.	7,987	3,061,577
		13,057,331
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	8,438	5,254,005
Vulcan Materials Co.	19,926	5,683,294
		10,937,299
Consumer Finance - 0.8%
American Express Co.	30,203	11,173,600
Capital One Financial Corp.	52,696	12,771,402
		23,945,002
Consumer Staples Distribution & Retail - 0.7%
Walmart, Inc.	188,932	21,048,914
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	582,636	14,472,678
Electric Utilities - 1.8%
Entergy Corp.	112,274	10,377,486
NextEra Energy, Inc.	290,811	23,346,307
NRG Energy, Inc.	9,502	1,513,099
Southern Co.	169,757	14,802,810
		50,039,702
Electrical Equipment - 0.9%
Eaton Corp. PLC	33,470	10,660,530
Emerson Electric Co.	51,045	6,774,692
GE Vernova, Inc.	13,017	8,507,521
		25,942,743
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	88,926	12,017,460
Energy Equipment & Services - 0.3%
Baker Hughes Co.	207,852	9,465,580
Entertainment - 1.4%
Netflix, Inc. (A)	200,415	18,790,910
Walt Disney Co.	162,821	18,524,145
Warner Music Group Corp., Class A	76,765	2,354,383
		39,669,438
Financial Services - 5.2%
Apollo Global Management, Inc.	71,179	10,303,872
Berkshire Hathaway, Inc., Class B (A)	77,377	38,893,549
Corpay, Inc. (A)	33,879	10,195,207
Fidelity National Information Services, Inc.	140,637	9,346,735
Mastercard, Inc., Class A	76,767	43,824,745
Toast, Inc., Class A (A)	98,514	3,498,232
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	87,727	$ 30,766,736
WEX, Inc. (A)	6,575	979,544
		147,808,620
Food Products - 0.6%
Mondelez International, Inc., Class A	314,312	16,919,415
Ground Transportation - 0.3%
Union Pacific Corp.	33,018	7,637,724
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (A)	62,111	5,922,284
Dexcom, Inc. (A)	18,607	1,234,947
Edwards Lifesciences Corp. (A)	148,680	12,674,970
Medline, Inc., Class A (A)	42,112	1,768,704
Medtronic PLC	210,561	20,226,490
Stryker Corp.	55,833	19,623,624
		61,451,019
Health Care Providers & Services - 1.5%
Cigna Group	35,171	9,680,114
HCA Healthcare, Inc.	7,785	3,634,505
Humana, Inc.	29,642	7,592,206
McKesson Corp.	6,332	5,194,076
UnitedHealth Group, Inc.	53,792	17,757,277
		43,858,178
Health Care REITs - 0.8%
Ventas, Inc.	174,491	13,502,113
Welltower, Inc.	49,444	9,177,301
		22,679,414
Hotels, Restaurants & Leisure - 3.1%
Booking Holdings, Inc.	1,206	6,458,528
Carnival Corp. (A)	279,076	8,522,981
Chipotle Mexican Grill, Inc. (A)	314,512	11,636,944
DoorDash, Inc., Class A (A)	16,377	3,709,063
Expedia Group, Inc.	27,542	7,802,924
Hilton Worldwide Holdings, Inc.	54,719	15,718,033
McDonald's Corp.	66,304	20,264,492
Yum! Brands, Inc.	85,776	12,976,193
		87,089,158
Household Durables - 0.1%
Lennar Corp., Class A	23,762	2,442,734
Household Products - 0.1%
Church & Dwight Co., Inc.	40,263	3,376,053
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	9,522	1,536,184
Industrial Conglomerates - 0.8%
3M Co.	148,124	23,714,652
Insurance - 1.6%
Aon PLC, Class A	26,982	9,521,408
Arch Capital Group Ltd. (A)	48,399	4,642,432
Arthur J Gallagher & Co.	67,214	17,394,311
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	17,514	$ 5,466,470
Progressive Corp.	31,103	7,082,775
		44,107,396
Interactive Media & Services - 7.9%
Alphabet, Inc., Class A	281,441	88,091,033
Alphabet, Inc., Class C	184,814	57,994,633
Meta Platforms, Inc., Class A	118,906	78,488,662
		224,574,328
IT Services - 0.6%
Cognizant Technology Solutions Corp., Class A	187,763	15,584,329
Life Sciences Tools & Services - 0.6%
Danaher Corp.	72,658	16,632,869
Machinery - 0.9%
Deere & Co.	31,362	14,601,206
Ingersoll Rand, Inc.	52,903	4,190,976
Otis Worldwide Corp.	71,346	6,232,073
		25,024,255
Media - 0.5%
Charter Communications, Inc., Class A (A)	16,342	3,411,393
Comcast Corp., Class A	290,251	8,675,602
Omnicom Group, Inc.	40,340	3,257,455
		15,344,450
Multi-Utilities - 0.4%
Sempra	125,587	11,088,076
Oil, Gas & Consumable Fuels - 2.5%
Diamondback Energy, Inc.	42,691	6,417,738
EOG Resources, Inc.	155,713	16,351,422
EQT Corp.	83,380	4,469,168
Exxon Mobil Corp.	353,264	42,511,790
		69,750,118
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	67,127	4,658,614
United Airlines Holdings, Inc. (A)	19,536	2,184,515
		6,843,129
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	285,947	15,423,981
Eli Lilly & Co.	31,321	33,660,053
Johnson & Johnson	158,398	32,780,466
Merck & Co., Inc.	28,308	2,979,700
		84,844,200
Professional Services - 0.4%
Leidos Holdings, Inc.	60,955	10,996,282
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	60,757	3,682,482
Semiconductors & Semiconductor Equipment - 14.0%
Advanced Micro Devices, Inc. (A)	36,734	7,866,953
Analog Devices, Inc.	85,997	23,322,386
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	218,681	$ 75,685,494
Lam Research Corp.	59,487	10,182,985
Micron Technology, Inc.	64,721	18,472,021
NVIDIA Corp.	1,231,491	229,673,072
NXP Semiconductors NV	73,677	15,992,330
Texas Instruments, Inc.	90,486	15,698,416
		396,893,657
Software - 10.5%
AppLovin Corp., Class A (A)	7,753	5,224,126
Cadence Design Systems, Inc. (A)	23,380	7,308,120
Intuit, Inc.	24,444	16,192,194
Microsoft Corp.	386,873	187,099,520
Oracle Corp.	122,255	23,828,722
Palantir Technologies, Inc., Class A (A)	80,550	14,317,763
Roper Technologies, Inc.	12,459	5,545,875
Salesforce, Inc.	43,648	11,562,792
ServiceNow, Inc. (A)	170,419	26,106,487
		297,185,599
Specialized REITs - 0.7%
American Tower Corp.	28,459	4,996,547
Equinix, Inc.	11,164	8,553,410
SBA Communications Corp.	38,806	7,506,244
		21,056,201
Specialty Retail - 1.9%
AutoZone, Inc. (A)	1,963	6,657,514
Burlington Stores, Inc. (A)	29,760	8,596,176
Lowe's Cos., Inc.	102,579	24,737,952
Ross Stores, Inc.	72,578	13,074,201
		53,065,843
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	722,314	196,368,284
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	45,176	$ 12,441,019
Western Digital Corp.	40,829	7,033,612
		215,842,915
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	126,712	8,072,822
Tobacco - 0.7%
Altria Group, Inc.	80,888	4,664,002
Philip Morris International, Inc.	86,617	13,893,367
		18,557,369
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	3,041	2,461,142
Total Common Stocks (Cost $1,965,137,063)		2,763,410,562

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.35% (B), dated 12/31/2025, to be repurchased at $37,635,061 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $38,384,889.	$ 37,632,238	37,632,238
Total Repurchase Agreement (Cost $37,632,238)		37,632,238
Total Investments (Cost $2,002,769,301)		2,801,042,800
Net Other Assets (Liabilities) - 1.1%		29,928,850
Net Assets - 100.0%		$ 2,830,971,650
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	195	03/20/2026	$67,409,144	$67,201,875	$—	$(207,269)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,763,410,562	$—	$—	$2,763,410,562
Repurchase Agreement	—	37,632,238	—	37,632,238
Total Investments	$2,763,410,562	$37,632,238	$—	$2,801,042,800
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(207,269)	$—	$—	$(207,269)
Total Other Financial Instruments	$(207,269)	$—	$—	$(207,269)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at December 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $1,965,137,063)	$2,763,410,562
Repurchase agreement, at value (cost $37,632,238)	37,632,238
Cash collateral pledged at broker for:
Futures contracts	2,631,000
Receivables and other assets:
Shares of beneficial interest sold	27,508,816
Dividends	1,941,798
Interest	1,411
Total assets	2,833,125,825
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	125,648
Investment management fees	1,535,237
Distribution and service fees	40,256
Transfer agent costs	3,269
Trustee and CCO fees	1,070
Audit and tax fees	28,432
Custody fees	48,231
Legal fees	23,662
Printing and shareholder reports fees	20,950
Other accrued expenses	26,903
Variation margin payable on futures contracts	300,517
Total liabilities	2,154,175
Net assets	$2,830,971,650
Net assets consist of:
Capital stock ($0.01 par value)	$969,128
Additional paid-in capital	1,490,215,340
Total distributable earnings (accumulated losses)	1,339,787,182
Net assets	$2,830,971,650
Net assets by class:
Initial Class	$2,653,167,646
Service Class	177,804,004
Shares outstanding:
Initial Class	90,776,092
Service Class	6,136,658
Net asset value and offering price per share:
Initial Class	$29.23
Service Class	28.97
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$36,785,730
Interest income	636,781
Net income from securities lending	3,737
Withholding taxes on foreign income	(52,556)
Total investment income	37,373,692
Expenses:
Investment management fees	18,082,896
Distribution and service fees:
Service Class	417,766
Transfer agent costs	35,020
Trustee and CCO fees	159,055
Audit and tax fees	52,188
Custody fees	208,088
Legal fees	294,378
Printing and shareholder reports fees	85,596
Other	155,023
Total expenses	19,490,010
Net investment income (loss)	17,883,682
Net realized gain (loss) on:
Investments	530,458,366
Futures contracts	2,886,556
Net realized gain (loss)	533,344,922
Net change in unrealized appreciation (depreciation) on:
Investments	(94,751,739)
Futures contracts	294,242
Net change in unrealized appreciation (depreciation)	(94,457,497)
Net realized and change in unrealized gain (loss)	438,887,425
Net increase (decrease) in net assets resulting from operations	$456,771,107
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$17,883,682	$21,471,310
Net realized gain (loss)	533,344,922	365,510,405
Net change in unrealized appreciation (depreciation)	(94,457,497)	257,285,276
Net increase (decrease) in net assets resulting from operations	456,771,107	644,266,991
Dividends and/or distributions to shareholders:
Initial Class	(368,152,780)	(119,705,524)
Service Class	(20,981,521)	(5,651,922)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(389,134,301)	(125,357,446)
Capital share transactions:
Proceeds from shares sold:
Initial Class	153,866,340	557,961,107
Service Class	24,036,058	32,062,654
	177,902,398	590,023,761
Dividends and/or distributions reinvested:
Initial Class	368,152,780	119,705,524
Service Class	20,981,521	5,651,922
	389,134,301	125,357,446
Cost of shares redeemed:
Initial Class	(1,002,453,762)	(549,475,001)
Service Class	(38,183,417)	(28,820,344)
	(1,040,637,179)	(578,295,345)
Net increase (decrease) in net assets resulting from capital share transactions	(473,600,480)	137,085,862
Net increase (decrease) in net assets	(405,963,674)	655,995,407
Net assets:
Beginning of year	3,236,935,324	2,580,939,917
End of year	$2,830,971,650	$3,236,935,324
Capital share transactions - shares:
Shares issued:
Initial Class	5,272,753	20,876,628
Service Class	846,022	1,185,220
	6,118,775	22,061,848
Shares reinvested:
Initial Class	13,228,630	4,376,802
Service Class	759,925	208,021
	13,988,555	4,584,823
Shares redeemed:
Initial Class	(35,182,571)	(20,177,506)
Service Class	(1,364,995)	(1,081,551)
	(36,547,566)	(21,259,057)
Net increase (decrease) in shares outstanding:
Initial Class	(16,681,188)	5,075,924
Service Class	240,952	311,690
	(16,440,236)	5,387,614
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$28.57	$23.91	$19.77	$27.67	$24.07
Investment operations:
Net investment income (loss)(A)	0.17	0.19	0.20	0.21	0.18
Net realized and unrealized gain (loss)	4.27	5.55	5.18	(5.08)	6.83
Total investment operations	4.44	5.74	5.38	(4.87)	7.01
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.18)	(0.18)	(0.16)	(0.22)
Net realized gains	(3.57)	(0.90)	(1.06)	(2.87)	(3.19)
Total dividends and/or distributions to shareholders	(3.78)	(1.08)	(1.24)	(3.03)	(3.41)
Net asset value, end of year	$29.23	$28.57	$23.91	$19.77	$27.67
Total return(B)	16.21%	24.23%	27.66%	(18.35)%	30.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,653,168	$3,069,750	$2,448,269	$1,852,968	$2,105,664
Expenses to average net assets	0.61%	0.61%	0.62%	0.62%	0.62%
Net investment income (loss) to average net assets	0.59%	0.71%	0.93%	0.91%	0.68%
Portfolio turnover rate	28%	40%	30%	33%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$28.36	$23.76	$19.65	$27.51	$23.96
Investment operations:
Net investment income (loss)(A)	0.10	0.12	0.15	0.15	0.11
Net realized and unrealized gain (loss)	4.23	5.51	5.15	(5.04)	6.79
Total investment operations	4.33	5.63	5.30	(4.89)	6.90
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.13)	(0.13)	(0.10)	(0.16)
Net realized gains	(3.57)	(0.90)	(1.06)	(2.87)	(3.19)
Total dividends and/or distributions to shareholders	(3.72)	(1.03)	(1.19)	(2.97)	(3.35)
Net asset value, end of year	$28.97	$28.36	$23.76	$19.65	$27.51
Total return(B)	15.90%	23.90%	27.39%	(18.55)%	29.79%
Ratio and supplemental data:
Net assets end of year (000’s)	$177,804	$167,185	$132,671	$101,706	$135,501
Expenses to average net assets	0.86%	0.86%	0.87%	0.87%	0.87%
Net investment income (loss) to average net assets	0.34%	0.46%	0.68%	0.65%	0.43%
Portfolio turnover rate	28%	40%	30%	33%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended December 31, 2025, commissions recaptured are $23,458.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
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Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. SECURITIES AND OTHER INVESTMENTS (continued)
return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(207,269)	$—	$—	$(207,269)
Total	$—	$—	$(207,269)	$—	$—	$(207,269)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$2,886,556	$—	$—	$2,886,556
Total	$—	$—	$2,886,556	$—	$—	$2,886,556

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$294,242	$—	$—	$294,242
Total	$—	$—	$294,242	$—	$—	$294,242
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$39,588,716
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.60%
Over $1 billion up to $2 billion	0.59
Over $2 billion up to $3 billion	0.56
Over $3 billion up to $4 billion	0.52
Over $4 billion	0.46
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.67%	May 1, 2026
Service Class	0.92	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$856,378,330	$—	$1,749,563,072	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and futures contracts mark-to-market. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,017,161,840	$833,296,463	$(49,415,503)	$783,880,960
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$60,176,615	$—	$328,957,686	$—	$25,498,911	$—	$99,858,535	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$43,347,514	$—	$512,558,708	$—	$—	$—	$783,880,960
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica JPMorgan Enhanced Index VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $328,957,686 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan International Moderate Growth VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 95.2%
International Equity Funds - 52.5%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	256,190	$ 2,656,694
Transamerica Emerging Markets Equity, Class I2 (A)	335,850	3,627,178
Transamerica International Equity, Class I2 (A)	2,414,067	60,230,976
Transamerica International Focus, Class I2 (A)	6,423,125	43,934,175
Transamerica International Small Cap Value, Class I2 (A)	1,685,276	29,643,995
Transamerica International Stock, Class I2 (A)	3,024,219	45,242,320
		185,335,338
International Mixed Allocation Fund - 10.6%
Transamerica Aegon Bond VP, Initial Class (A)	3,944,303	37,470,878
U.S. Equity Funds - 14.3%
Transamerica Large Cap Value, Class I2 (A)	6,448	110,963
Transamerica WMC US Growth VP, Initial Class (A)	1,203,318	50,370,908
		50,481,871
U.S. Fixed Income Funds - 17.8%
Transamerica Aegon Core Bond VP, Initial Class (A)	2,709,598	29,697,193
Transamerica Core Bond, Class I2 (A)	537,583	4,666,225
Transamerica Floating Rate, Class I2 (A)	417,075	3,678,598
Transamerica High Yield Bond, Class I2 (A)	2,269,283	18,812,354
Transamerica Long Credit, Class I2 (A)	200,337	1,889,177
Transamerica Strategic Income, Class I2 (A)	465,948	4,086,364
		62,829,911
Total Investment Companies (Cost $316,750,331)		336,117,998

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.9%
U.S. Treasury - 2.9%
U.S. Treasury Notes
4.13%, 01/31/2027 (B)	$ 10,090,800	$ 10,153,474
Total U.S. Government Obligation (Cost $10,151,006)		10,153,474
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.35% (C), dated 12/31/2025, to be repurchased at $6,969,288 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $7,108,222.	6,968,765	6,968,765
Total Repurchase Agreement (Cost $6,968,765)		6,968,765
Total Investments (Cost $333,870,102)		353,240,237
Net Other Assets (Liabilities) - (0.1)%		(317,033)
Net Assets - 100.0%		$ 352,923,204
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	201	03/31/2026	$22,036,490	$21,970,242	$—	$(66,248)
10-Year Canadian Government Bonds	53	03/20/2026	4,708,233	4,668,850	—	(39,383)
10-Year Euro BUND	4	03/06/2026	598,839	599,681	842	—
10-Year Japan Government Bonds	5	03/13/2026	4,264,573	4,226,570	—	(38,003)
CAD Currency	450	03/17/2026	32,642,171	32,904,000	261,829	—
E-Mini Russell 2000® Index	12	03/20/2026	1,517,391	1,498,800	—	(18,591)
Euro-BTP Italy Government Bonds	82	03/06/2026	11,599,750	11,581,314	—	(18,436)
FTSE 100 Index	27	03/20/2026	3,565,076	3,617,994	52,918	—
Hong Kong Hang Seng Index	56	01/29/2026	9,318,345	9,227,440	—	(90,905)
MSCI EAFE Index	297	03/20/2026	43,047,765	43,096,185	48,420	—
MSCI Emerging Markets Index	127	03/20/2026	8,808,024	8,962,390	154,366	—
S&P/TSX 60 Index	132	03/19/2026	35,650,835	35,812,291	161,456	—
TOPIX Index	23	03/12/2026	4,952,104	5,012,162	60,058	—
U.K. Gilt	24	03/27/2026	2,948,038	2,955,894	7,856	—
Total					$747,745	$(271,566)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(18)	03/16/2026	$(1,311,800)	$(1,315,155)	$—	$(3,355)
10-Year U.S. Treasury Notes	(13)	03/20/2026	(1,461,464)	(1,461,688)	—	(224)
30-Year Euro BUXL	(34)	03/06/2026	(4,464,591)	(4,400,043)	64,548	—
EURO STOXX 50® Index	(198)	03/20/2026	(13,439,801)	(13,591,399)	—	(151,598)
S&P 500® E-Mini Index	(100)	03/20/2026	(34,424,512)	(34,462,500)	—	(37,988)
S&P/ASX 200 Index	(43)	03/19/2026	(6,192,558)	(6,224,174)	—	(31,616)
Total					$64,548	$(224,781)
Total Futures Contracts					$812,293	$(496,347)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$336,117,998	$—	$—	$336,117,998
U.S. Government Obligation	—	10,153,474	—	10,153,474
Repurchase Agreement	—	6,968,765	—	6,968,765
Total Investments	$336,117,998	$17,122,239	$—	$353,240,237
Other Financial Instruments
Futures Contracts (E)	$812,293	$—	$—	$812,293
Total Other Financial Instruments	$812,293	$—	$—	$812,293
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(496,347)	$—	$—	$(496,347)
Total Other Financial Instruments	$(496,347)	$—	$—	$(496,347)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$31,655,496	$19,574,918	$(13,420,859)	$367,783	$(706,460)	$37,470,878	3,944,303	$2,223,809	$—
Transamerica Aegon Core Bond VP, Initial Class	—	29,703,099	—	—	(5,906)	29,697,193	2,709,598	288,589	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	7,378,701	131,749	(5,422,389)	70,454	498,179	2,656,694	256,190	131,749	—
Transamerica Core Bond, Class I2	4,362,403	194,148	—	—	109,674	4,666,225	537,583	194,148	—
Transamerica Emerging Markets Equity, Class I2	44,917	3,506,293	—	—	75,968	3,627,178	335,850	36,693	—
Transamerica Floating Rate, Class I2	4,224,707	313,173	(761,000)	(44,190)	(54,092)	3,678,598	417,075	313,173	—
Transamerica High Yield Bond, Class I2	34,503,346	2,024,899	(18,062,638)	192,089	154,658	18,812,354	2,269,283	2,024,899	—
Transamerica International Equity, Class I2	74,292,009	4,337,742	(35,214,414)	11,071,891	5,743,748	60,230,976	2,414,067	2,241,476	2,096,266
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Focus, Class I2	$84,280,993	$596,130	$(46,883,208)	$479,398	$5,460,862	$43,934,175	6,423,125	$238,832	$357,298
Transamerica International Small Cap Value, Class I2	53,302,834	1,286,979	(38,234,969)	5,268,897	8,020,254	29,643,995	1,685,276	1,214,478	72,501
Transamerica International Stock, Class I2	—	44,750,209	—	—	492,111	45,242,320	3,024,219	849,364	391,313
Transamerica Large Cap Value, Class I2	89,507	4,308	—	—	17,148	110,963	6,448	1,070	3,238
Transamerica Long Credit, Class I2	20,487,225	985,195	(20,167,804)	213,155	371,406	1,889,177	200,337	985,195	—
Transamerica Strategic Income, Class I2	3,781,629	246,830	—	—	57,905	4,086,364	465,948	246,830	—
Transamerica WMC US Growth VP, Initial Class	25,347,258	25,062,420	—	—	(38,770)	50,370,908	1,203,318	216,048	4,167,171
Total	$343,751,025	$132,718,092	$(178,167,281)	$17,619,477	$20,196,685	$336,117,998	25,892,620	$11,206,353	$7,087,787

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $9,855,635.
(C)	Rate disclosed reflects the yield at December 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Affiliated investments, at value (cost $316,750,331)	$336,117,998
Unaffiliated investments, at value (cost $10,151,006)	10,153,474
Repurchase agreement, at value (cost $6,968,765)	6,968,765
Receivables and other assets:
Shares of beneficial interest sold	150
Dividends from affiliated investments	214,183
Interest	174,451
Total assets	353,629,021
Liabilities:
Payables and other liabilities:
Investments purchased	214,183
Shares of beneficial interest redeemed	47,579
Due to custodian	233
Investment management fees	31,047
Distribution and service fees	75,889
Transfer agent costs	356
Trustee and CCO fees	117
Audit and tax fees	16,967
Custody fees	6,273
Legal fees	2,723
Printing and shareholder reports fees	22,175
Other accrued expenses	8,353
Variation margin payable on futures contracts	279,922
Total liabilities	705,817
Net assets	$352,923,204
Net assets consist of:
Capital stock ($0.01 par value)	$342,545
Additional paid-in capital	298,980,556
Total distributable earnings (accumulated losses)	53,600,103
Net assets	$352,923,204
Net assets by class:
Initial Class	$16,551,745
Service Class	336,371,459
Shares outstanding:
Initial Class	1,589,136
Service Class	32,665,317
Net asset value and offering price per share:
Initial Class	$10.42
Service Class	10.30
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income from affiliated investments	$11,206,353
Interest income from unaffiliated investments	633,215
Total investment income	11,839,568
Expenses:
Investment management fees	405,787
Distribution and service fees:
Service Class	852,748
Transfer agent costs	3,933
Trustee and CCO fees	18,502
Audit and tax fees	24,878
Custody fees	33,837
Legal fees	38,441
Printing and shareholder reports fees	70,349
Other	59,162
Total expenses	1,507,637
Net investment income (loss)	10,331,931
Net realized gain (loss) on:
Affiliated investments	17,619,477
Unaffiliated investments	5,510
Capital gain distributions received from affiliated investment companies	7,087,787
Futures contracts	658,992
Net realized gain (loss)	25,371,766
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	20,196,685
Unaffiliated investments	1,843
Futures contracts	2,077,455
Translation of assets and liabilities denominated in foreign currencies	4,002
Net change in unrealized appreciation (depreciation)	22,279,985
Net realized and change in unrealized gain (loss)	47,651,751
Net increase (decrease) in net assets resulting from operations	$57,983,682
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$10,331,931	$10,731,634
Net realized gain (loss)	25,371,766	22,955,724
Net change in unrealized appreciation (depreciation)	22,279,985	(25,271,978)
Net increase (decrease) in net assets resulting from operations	57,983,682	8,415,380
Dividends and/or distributions to shareholders:
Initial Class	(530,497)	(369,295)
Service Class	(10,494,066)	(7,839,517)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(11,024,563)	(8,208,812)
Capital share transactions:
Proceeds from shares sold:
Initial Class	726,977	1,181,144
Service Class	1,877,034	2,411,987
	2,604,011	3,593,131
Dividends and/or distributions reinvested:
Initial Class	530,497	369,295
Service Class	10,494,066	7,839,517
	11,024,563	8,208,812
Cost of shares redeemed:
Initial Class	(1,579,281)	(1,538,430)
Service Class	(62,501,872)	(64,667,892)
	(64,081,153)	(66,206,322)
Net increase (decrease) in net assets resulting from capital share transactions	(50,452,579)	(54,404,379)
Net increase (decrease) in net assets	(3,493,460)	(54,197,811)
Net assets:
Beginning of year	356,416,664	410,614,475
End of year	$352,923,204	$356,416,664
Capital share transactions - shares:
Shares issued:
Initial Class	73,456	126,805
Service Class	194,798	259,734
	268,254	386,539
Shares reinvested:
Initial Class	52,891	38,468
Service Class	1,056,804	825,212
	1,109,695	863,680
Shares redeemed:
Initial Class	(161,154)	(164,352)
Service Class	(6,408,507)	(6,977,987)
	(6,569,661)	(7,142,339)
Net increase (decrease) in shares outstanding:
Initial Class	(34,807)	921
Service Class	(5,156,905)	(5,893,041)
	(5,191,712)	(5,892,120)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.13	$9.16	$8.53	$12.01	$11.16
Investment operations:
Net investment income (loss)(A)	0.32	0.29	0.25	0.15	0.47
Net realized and unrealized gain (loss)	1.31	(0.09)	0.52	(2.23)	0.56
Total investment operations	1.63	0.20	0.77	(2.08)	1.03
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.23)	(0.14)	(0.53)	(0.18)
Net realized gains	—	—	—	(0.87)	—
Total dividends and/or distributions to shareholders	(0.34)	(0.23)	(0.14)	(1.40)	(0.18)
Net asset value, end of year	$10.42	$9.13	$9.16	$8.53	$12.01
Total return(B)	18.02%	2.03%	9.16%	(17.28)%	9.25%
Ratio and supplemental data:
Net assets end of year (000’s)	$16,552	$14,833	$14,859	$14,445	$18,219
Expenses to average net assets(C)	0.18%	0.18%	0.18%	0.16%	0.16%
Net investment income (loss) to average net assets	3.23%	3.08%	2.79%	1.58%	3.99%
Portfolio turnover rate	36%	25%	35%	11%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.03	$9.05	$8.43	$11.88	$11.05
Investment operations:
Net investment income (loss)(A)	0.28	0.25	0.21	0.13	0.42
Net realized and unrealized gain (loss)	1.30	(0.07)	0.53	(2.21)	0.56
Total investment operations	1.58	0.18	0.74	(2.08)	0.98
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.20)	(0.12)	(0.50)	(0.15)
Net realized gains	—	—	—	(0.87)	—
Total dividends and/or distributions to shareholders	(0.31)	(0.20)	(0.12)	(1.37)	(0.15)
Net asset value, end of year	$10.30	$9.03	$9.05	$8.43	$11.88
Total return(B)	17.67%	1.89%	8.70%	(17.42)%	9.01%
Ratio and supplemental data:
Net assets end of year (000’s)	$336,371	$341,584	$395,755	$423,020	$590,096
Expenses to average net assets(C)	0.43%	0.43%	0.43%	0.41%	0.41%
Net investment income (loss) to average net assets	2.88%	2.73%	2.46%	1.29%	3.60%
Portfolio turnover rate	36%	25%	35%	11%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$73,246	$261,829	$477,218	$—	$—	$812,293
Total	$73,246	$261,829	$477,218	$—	$—	$812,293

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(165,649)	$—	$(330,698)	$—	$—	$(496,347)
Total	$(165,649)	$—	$(330,698)	$—	$—	$(496,347)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(15,062)	$(1,220,595)	$1,894,649	$—	$—	$658,992
Total	$(15,062)	$(1,220,595)	$1,894,649	$—	$—	$658,992

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$394,789	$324,575	$1,358,091	$—	$—	$2,077,455
Total	$394,789	$324,575	$1,358,091	$—	$—	$2,077,455
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$169,158,417
Average notional value of contracts — short	(64,758,327)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks,and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective October 1, 2025
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
Prior to October 1, 2025
First $5 billion	0.1075
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Prior to August 1, 2025
First $10 billion	0.1225
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective to October 1, 2025
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
Prior to October 1, 2025
Initial Class	0.21
Service Class	0.46
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$114,423,953	$10,153,713	$178,167,281	$10,238,804
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark-to-market and futures straddle loss deferrals. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$335,999,688	$20,015,223	$(2,878,494)	$17,136,729
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the capital loss carryforwards utilized are $1,732,496.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$11,024,563	$—	$—	$—	$8,208,812	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$11,748,452	$—	$24,720,528	$—	$—	$(2,467)	$17,133,590
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica JPMorgan International Moderate Growth VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 3,894,838	$426,386
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Tactical Allocation VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.8%
COOF Securitization Trust Ltd., Interest Only STRIPS
3.20% (A), 06/25/2040 (B)	$ 25,749	$ 1,772
Federal Farm Credit Banks Funding Corp.
1.65%, 07/23/2035	5,000,000	3,891,993
2.10%, 02/25/2036	1,525,000	1,228,151
2.35%, 03/10/2036	2,660,000	2,186,789
2.50%, 04/14/2036	4,647,000	3,865,889
2.75%, 02/02/2037	3,831,000	3,207,090
Federal Home Loan Banks
1.93%, 02/11/2036	3,000,000	2,352,481
2.09%, 02/22/2036	4,510,000	3,665,237
Federal Home Loan Mortgage Corp.
2.50%, 02/01/2051 - 04/01/2052	11,095,819	9,460,080
3.00%, 11/01/2051 - 05/01/2052	1,504,253	1,342,319
3.50%, 01/01/2032 - 07/01/2052	1,529,011	1,447,993
4.50%, 09/01/2052	7,135,451	6,998,678
5.00%, 07/01/2052 - 12/01/2055	15,579,775	15,594,705
5.50%, 12/01/2052 - 12/01/2055	14,348,738	14,610,336
6.00%, 06/01/2053 - 10/01/2055	18,299,062	18,979,098
1-Year CMT + 2.25%, 6.22% (A), 02/01/2036	6,385	6,571
1-Year CMT + 2.43%, 6.47% (A), 12/01/2031	4,327	4,421
1-Year RFUCC Treasury + 1.85%, 6.48% (A), 07/01/2040	10,544	10,985
6.50%, 09/01/2037 - 05/01/2054	2,264,354	2,363,094
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
1-Month SOFR Average + 1.65%, 5.52% (A), 07/25/2045 (B)	310,555	310,377
Federal Home Loan Mortgage Corp. REMICS
2.50%, 12/25/2047	2,744,519	2,493,585
1-Month SOFR Average + 1.20%, 5.07% (A), 11/25/2054	1,695,943	1,701,967
1-Month SOFR Average + 1.35%, 5.22% (A), 11/25/2054	1,689,815	1,701,708
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (A), 05/15/2041	30,988	30,305
5.60% (A), 10/15/2038	6,119	6,385
(4.44) * 1-Month SOFR Average + 23.93%, 6.23% (A), 06/15/2035	21,525	22,783
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 2.27% (A), 10/15/2037	89,199	7,927
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	58,925	50,523
Federal National Mortgage Association
2.50%, 08/01/2050 - 05/01/2052	9,860,904	8,444,927
3.00%, 04/01/2051 - 07/01/2060	26,573,417	23,651,499
3.50%, 08/01/2032 - 05/01/2052	6,337,257	5,932,306
4.50%, 09/01/2040	59,807	60,232
5.00%, 07/01/2052 - 11/01/2052	9,499,060	9,513,044
5.50%, 12/01/2052 - 01/01/2059	19,039,038	19,442,301
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.00%, 07/01/2027 - 09/01/2054	$ 8,597,611	$ 8,871,465
6.50%, 11/01/2053	2,392,368	2,503,521
7.00%, 11/01/2037	8,428	8,662
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 0.95%, 4.82% (A), 09/25/2045 (B)	262,655	262,795
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	4,133,494	3,725,075
5.00%, 01/25/2046	1,035,850	1,062,807
1-Month SOFR Average + 1.17%, 5.04% (A), 09/25/2054	1,637,847	1,642,872
5.50%, 11/25/2033	429,315	440,035
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 2.54% (A), 01/25/2041	87,929	9,848
(1.00) * 1-Month SOFR Average + 6.49%, 2.61% (A), 08/25/2035 - 06/25/2036	75,034	8,362
(1.00) * 1-Month SOFR Average + 6.59%, 2.71% (A), 03/25/2036	79,366	7,544
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	352,034	273,534
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032	4,899	4,545
Federal National Mortgage Association-ACES
1.59%, 11/25/2028	212,229	200,556
Federal National Mortgage Association- ACES, Interest Only STRIPS
1.83% (A), 11/25/2033	2,313,213	141,603
1.93% (A), 07/25/2030	2,349,894	117,285
1.97% (A), 11/25/2028	1,724,057	65,055
Government National Mortgage Association
2.00%, 04/20/2052	5,947,608	4,927,249
3.00%, 08/20/2052 - 02/20/2055	7,817,067	7,041,676
4.00%, 10/20/2052	1,848,230	1,758,156
4.50%, 08/20/2052	7,986,957	7,841,131
5.00%, 08/20/2052 - 09/20/2052	2,798,381	2,805,528
5.50%, 11/20/2052 - 09/20/2054	8,783,010	8,957,051
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,094	5,837
3.50%, 10/20/2051	1,056,392	1,021,445
4.00% (A), 11/16/2042	56,310	54,763
1-Month Term SOFR + 0.56%, 4.56% (A), 03/20/2060 - 05/20/2062	3,669	3,654
1-Month Term SOFR + 0.66%, 4.66% (A), 04/20/2062 - 07/20/2062	332	332
1-Month Term SOFR + 0.76%, 4.76% (A), 05/20/2061	59	59
5.00%, 04/20/2041	311,826	315,145
1-Month Term SOFR + 1.11%, 5.11% (A), 12/20/2066	83,587	84,147
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
5.14% (A), 07/20/2060	$ 377	$ 380
(3.50) * 1-Month Term SOFR + 22.87%, 9.81% (A), 04/20/2037	11,467	12,424
Government National Mortgage Association REMICS, Interest Only STRIPS
1.87% (A), 06/20/2067	849,926	21,252
(1.00) * 1-Month Term SOFR + 6.49%, 2.75% (A), 05/20/2041	24,898	1,702
7.50%, 04/20/2031	170	9
Government National Mortgage Association REMICS, Principal Only STRIPS
01/20/2038	4,003	3,265
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.91% (A), 08/25/2038 (B)	88,694	1,349
1.57% (A), 03/25/2039 (B)	84,687	2,155
2.49% (A), 04/25/2040 (B)	24,305	1,391
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	400,000	338,617
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	217,619
4.63%, 09/15/2060	155,000	137,847
5.88%, 04/01/2036	874,000	976,138
Tennessee Valley Authority, Interest Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	911,490
Total U.S. Government Agency Obligations (Cost $219,957,888)		221,374,926

	Shares	Value
COMMON STOCKS - 25.2%
Australia - 0.2%
Medibank Pvt Ltd.	119,137	380,209
Rio Tinto Ltd.	3,703	361,249
Telstra Group Ltd.	204,592	663,811
		1,405,269
Austria - 0.1%
Erste Group Bank AG	4,319	517,889
Belgium - 0.1%
KBC Group NV	4,736	616,797
Bermuda - 0.0% *
Arch Capital Group Ltd. (C)	2,569	246,419
Canada - 0.0% *
Shopify, Inc., Class A (C)	2,302	370,553
China - 0.1%
Tencent Holdings Ltd.	8,000	613,948
Yum China Holdings, Inc.	9,702	463,174
		1,077,122
	Shares	Value
COMMON STOCKS (continued)
Denmark - 0.1%
Novo Nordisk AS, Class B	4,903	$ 248,672
Novonesis Novozymes, Class B	6,377	408,004
		656,676
Finland - 0.1%
Nordea Bank Abp	44,711	841,204
France - 1.0%
Air Liquide SA	3,969	745,989
Capgemini SE	2,951	490,008
Cie Generale des Etablissements Michelin SCA	7,582	251,314
Engie SA	26,943	707,775
EssilorLuxottica SA	1,465	463,230
Kering SA	888	310,301
Legrand SA	6,939	1,031,570
LVMH Moet Hennessy Louis Vuitton SE	1,358	1,023,573
Pernod Ricard SA	1,130	96,758
Safran SA	6,743	2,348,700
TotalEnergies SE	9,205	600,147
Vinci SA	3,377	475,087
		8,544,452
Germany - 0.7%
Allianz SE	1,665	769,858
Deutsche Boerse AG	1,927	506,456
Deutsche Telekom AG	17,205	560,041
Infineon Technologies AG	22,596	985,885
Muenchener Rueckversicherungs- Gesellschaft AG	1,432	942,380
SAP SE	1,437	349,146
Siemens AG	5,729	1,604,557
		5,718,323
Hong Kong - 0.2%
AIA Group Ltd.	91,600	942,847
Hong Kong Exchanges & Clearing Ltd.	11,400	596,464
		1,539,311
India - 0.0% *
HDFC Bank Ltd., ADR	8,733	319,104
Ireland - 0.4%
Eaton Corp. PLC	1,718	547,200
Kingspan Group PLC	3,886	334,852
Medtronic PLC	11,196	1,075,488
Smurfit WestRock PLC	7,758	300,002
Trane Technologies PLC	3,103	1,207,688
		3,465,230
Italy - 0.1%
UniCredit SpA	11,146	923,186
Japan - 1.5%
Ajinomoto Co., Inc.	22,200	469,308
Hitachi Ltd.	24,100	755,814
Hoya Corp.	3,600	546,010
IHI Corp.	23,500	413,144
ITOCHU Corp.	57,500	726,617
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Exchange Group, Inc.	23,500	$ 250,828
Kao Corp.	15,400	614,638
Keyence Corp.	1,300	470,242
Mitsubishi UFJ Financial Group, Inc.	105,100	1,668,049
Mitsui Fudosan Co. Ltd.	50,300	571,623
Nintendo Co. Ltd.	7,900	533,365
Obayashi Corp.	19,900	416,465
Recruit Holdings Co. Ltd.	7,000	393,341
Shin-Etsu Chemical Co. Ltd.	8,100	251,595
Sony Financial Group, Inc. (C)	53,400	56,591
Sony Group Corp.	78,500	2,013,601
Sumitomo Electric Industries Ltd.	8,000	322,218
Sumitomo Realty & Development Co. Ltd.	5,800	145,614
Suzuki Motor Corp.	42,300	632,616
Tokio Marine Holdings, Inc.	11,600	428,807
Tokyo Electron Ltd.	2,300	512,273
Toyota Motor Corp.	43,100	925,663
		13,118,422
Netherlands - 0.5%
ASML Holding NV	1,888	2,034,358
Heineken NV	6,269	517,236
Koninklijke Ahold Delhaize NV	12,718	521,526
Koninklijke KPN NV	141,039	659,035
Prosus NV	6,849	424,083
uniQure NV (C)	1,558	37,283
		4,193,521
Singapore - 0.3%
DBS Group Holdings Ltd.	41,680	1,825,777
Sea Ltd., ADR (C)	3,232	412,306
		2,238,083
Spain - 0.3%
Banco Santander SA	85,015	1,000,668
Iberdrola SA	45,308	981,072
Industria de Diseno Textil SA	7,325	483,191
		2,464,931
Sweden - 0.4%
Atlas Copco AB, A Shares	71,144	1,266,546
Spotify Technology SA (C)	679	394,302
Volvo AB, B Shares	46,748	1,487,737
		3,148,585
Switzerland - 0.6%
Chubb Ltd.	1,317	411,062
Cie Financiere Richemont SA, Class A	3,872	835,000
Garmin Ltd.	1,207	244,840
Lonza Group AG	1,152	776,701
Nestle SA	10,387	1,031,004
Novartis AG	8,127	1,119,867
Roche Holding AG	1,011	417,513
UBS Group AG	11,575	534,471
		5,370,458
	Shares	Value
COMMON STOCKS (continued)
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	$ 835,673
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,808	1,764,993
		2,600,666
United Kingdom - 1.1%
3i Group PLC	19,909	872,986
AstraZeneca PLC	8,519	1,576,520
BAE Systems PLC	19,962	459,427
Compass Group PLC	21,482	680,658
Diageo PLC	10,691	230,369
InterContinental Hotels Group PLC	2,949	414,419
London Stock Exchange Group PLC	3,982	478,989
NatWest Group PLC	121,128	1,062,568
Next PLC	2,783	512,351
RELX PLC	10,781	439,116
Rio Tinto PLC	7,598	612,027
Sage Group PLC	9,437	137,256
Shell PLC	30,870	1,137,629
SSE PLC	12,777	374,595
Standard Chartered PLC	20,238	493,816
TechnipFMC PLC	8,526	379,919
		9,862,645
United States - 17.1%
3M Co.	5,514	882,791
AbbVie, Inc.	7,241	1,654,496
Alnylam Pharmaceuticals, Inc. (C)	1,220	485,133
Alphabet, Inc., Class A	4,649	1,455,137
Alphabet, Inc., Class C	12,512	3,926,266
Amazon.com, Inc. (C)	24,087	5,559,761
American Express Co.	2,706	1,001,085
American Homes 4 Rent, Class A, REIT	10,240	328,704
American Tower Corp., REIT	2,070	363,430
AMETEK, Inc.	2,376	487,817
Analog Devices, Inc.	3,115	844,788
Andersen Group, Inc., Class A (C)	4,114	106,676
Angi, Inc. (C)	3,719	48,087
Apple, Inc.	27,681	7,525,357
AppLovin Corp., Class A (C)	888	598,352
Arthur J Gallagher & Co.	887	229,547
AT&T, Inc.	21,780	541,015
AutoZone, Inc. (C)	240	813,960
AvalonBay Communities, Inc., REIT	960	174,058
Axalta Coating Systems Ltd. (C)	10,358	334,667
Baker Hughes Co.	8,982	409,040
Bank of America Corp.	33,278	1,830,290
Berkshire Hathaway, Inc., Class B (C)	3,950	1,985,467
Best Buy Co., Inc.	4,306	288,201
BJ's Wholesale Club Holdings, Inc. (C)	4,823	434,215
Blackstone, Inc.	2,189	337,412
Booking Holdings, Inc.	215	1,151,396
Bristol-Myers Squibb Co.	14,563	785,528
Broadcom, Inc.	10,661	3,689,772
Burlington Stores, Inc. (C)	1,030	297,515
BWX Technologies, Inc.	1,763	304,717
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Capital One Financial Corp.	5,401	$ 1,308,986
Carlisle Cos., Inc.	655	209,508
Carvana Co. (C)	880	371,378
Casey's General Stores, Inc.	501	276,908
CBRE Group, Inc., Class A (C)	3,223	518,226
CDW Corp.	2,194	298,823
Cencora, Inc.	3,400	1,148,350
Charles Schwab Corp.	13,577	1,356,478
Chevron Corp.	4,594	700,172
Chipotle Mexican Grill, Inc. (C)	9,457	349,909
Ciena Corp. (C)	1,825	426,813
Cigna Group	2,636	725,506
Cisco Systems, Inc.	4,799	369,667
Cloudflare, Inc., Class A (C)	839	165,409
CME Group, Inc.	2,176	594,222
Coca-Cola Co.	10,393	726,575
Columbia Sportswear Co.	4,312	237,548
Comfort Systems USA, Inc.	406	378,916
ConocoPhillips	8,254	772,657
Corpay, Inc. (C)	1,481	445,677
Crowdstrike Holdings, Inc., Class A (C)	811	380,164
Danaher Corp.	2,212	506,371
Darden Restaurants, Inc.	1,149	211,439
Deere & Co.	398	185,297
Dominion Energy, Inc.	6,751	395,541
DoorDash, Inc., Class A (C)	2,849	645,241
Dover Corp.	3,851	751,869
EastGroup Properties, Inc., REIT	1,007	179,387
Eli Lilly & Co.	759	815,682
Emerson Electric Co.	4,847	643,294
Entergy Corp.	1,441	133,192
EOG Resources, Inc.	9,405	987,619
Equinix, Inc., REIT	552	422,920
Expedia Group, Inc.	2,479	702,325
Exxon Mobil Corp.	11,450	1,377,893
FedEx Corp.	2,354	679,976
Fidelity National Information Services, Inc.	4,747	315,486
Fifth Third Bancorp	5,539	259,281
Figma, Inc., Class A (C)	1,194	44,620
First Citizens BancShares, Inc., Class A	411	882,080
Flutter Entertainment PLC (C)	1,163	250,092
Fortune Brands Innovations, Inc.	2,690	134,554
General Dynamics Corp.	1,692	569,629
Gentex Corp.	4,761	110,788
Gilead Sciences, Inc.	3,043	373,498
GoDaddy, Inc., Class A (C)	2,031	252,006
Goldman Sachs Group, Inc.	944	829,776
Graphic Packaging Holding Co.	8,939	134,621
Hayward Holdings, Inc. (C)	16,510	255,079
HCA Healthcare, Inc.	750	350,145
Henry Schein, Inc. (C)	6,351	480,009
Hewlett Packard Enterprise Co.	29,094	698,838
Hilton Worldwide Holdings, Inc.	712	204,522
Host Hotels & Resorts, Inc., REIT	11,620	206,023
Howmet Aerospace, Inc.	4,341	889,992
HubSpot, Inc. (C)	691	277,298
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Humana, Inc.	2,236	$ 572,707
Insmed, Inc. (C)	4,113	715,826
Interactive Brokers Group, Inc., Class A	5,016	322,579
Intercontinental Exchange, Inc.	1,082	175,241
International Paper Co.	4,805	189,269
Intuit, Inc.	1,319	873,732
Intuitive Surgical, Inc. (C)	1,050	594,678
IQVIA Holdings, Inc. (C)	1,362	307,008
ITT, Inc.	2,998	520,183
Jabil, Inc.	1,765	402,455
JB Hunt Transport Services, Inc.	2,369	460,391
Johnson & Johnson	12,302	2,545,899
Keurig Dr. Pepper, Inc.	11,112	311,247
Kinder Morgan, Inc.	14,900	409,601
Kinsale Capital Group, Inc.	543	212,378
Kontoor Brands, Inc.	5,051	308,566
Labcorp Holdings, Inc.	2,421	607,380
Linde PLC	1,488	634,468
Loews Corp.	6,540	688,727
Lowe's Cos., Inc.	5,460	1,316,734
M&T Bank Corp.	5,444	1,096,857
Marriott International, Inc., Class A	1,665	516,550
Marsh & McLennan Cos., Inc.	1,482	274,941
Martin Marietta Materials, Inc.	586	364,879
Mastercard, Inc., Class A	4,092	2,336,041
McDonald's Corp.	4,822	1,473,748
Merck & Co., Inc.	4,410	464,197
Meta Platforms, Inc., Class A	6,808	4,493,893
Mettler-Toledo International, Inc. (C)	134	186,821
MGIC Investment Corp.	17,735	518,217
Microsoft Corp.	15,516	7,503,848
Mid-America Apartment Communities, Inc., REIT	3,719	516,606
Middleby Corp. (C)	2,034	302,395
Mohawk Industries, Inc. (C)	2,919	319,047
Morgan Stanley	4,451	790,186
Murphy USA, Inc.	678	273,587
Natera, Inc. (C)	1,945	445,580
Netflix, Inc. (C)	10,520	986,355
Neurocrine Biosciences, Inc. (C)	3,188	452,154
Nexstar Media Group, Inc.	1,603	325,489
NextEra Energy, Inc.	14,244	1,143,508
NIKE, Inc., Class B	2,302	146,660
Nuvalent, Inc., Class A (C)	1,087	109,341
NVIDIA Corp.	53,210	9,923,665
Omnicom Group, Inc.	5,509	444,852
Oracle Corp.	3,411	664,838
Packaging Corp. of America	1,849	381,319
Palo Alto Networks, Inc. (C)	2,720	501,024
PG&E Corp.	23,299	374,415
Philip Morris International, Inc.	6,457	1,035,703
Post Holdings, Inc. (C)	4,597	455,333
Procter & Gamble Co.	3,303	473,353
Progressive Corp.	1,684	383,480
Public Service Enterprise Group, Inc.	2,627	210,948
Public Storage, REIT	1,548	401,706
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Quanta Services, Inc.	1,431	$ 603,968
Raymond James Financial, Inc.	2,596	416,892
Rayonier, Inc., REIT	10,302	223,038
Reddit, Inc., Class A (C)	1,451	333,541
Regency Centers Corp., REIT	7,941	548,167
Regeneron Pharmaceuticals, Inc.	663	511,750
Regions Financial Corp.	22,687	614,818
Robinhood Markets, Inc., Class A (C)	4,713	533,040
ROBLOX Corp., Class A (C)	2,199	178,185
RTX Corp.	5,399	990,177
SBA Communications Corp., REIT	1,664	321,867
ServiceNow, Inc. (C)	1,565	239,742
Silgan Holdings, Inc. (D)	8,791	354,893
Snowflake, Inc., Class A (C)	2,602	570,775
Southern Co.	10,981	957,543
Southwest Airlines Co.	10,238	423,137
State Street Corp.	6,996	902,554
Take-Two Interactive Software, Inc. (C)	2,191	560,962
TD SYNNEX Corp.	3,207	481,788
Teradyne, Inc.	2,113	408,992
Tesla, Inc. (C)	6,119	2,751,837
Texas Instruments, Inc.	4,347	754,161
Thermo Fisher Scientific, Inc.	714	413,727
TJX Cos., Inc.	4,215	647,466
TransUnion	5,109	438,097
Travelers Cos., Inc.	2,191	635,521
Twilio, Inc., Class A (C)	1,796	255,463
U.S. Bancorp	8,385	447,424
Ulta Beauty, Inc. (C)	758	458,598
Union Pacific Corp.	2,725	630,347
UnitedHealth Group, Inc.	2,591	855,315
Verizon Communications, Inc.	7,682	312,888
Vertex Pharmaceuticals, Inc. (C)	542	245,721
Walmart, Inc.	10,560	1,176,490
Walt Disney Co.	18,798	2,138,648
Warner Music Group Corp., Class A	7,281	223,308
Wells Fargo & Co.	25,141	2,343,141
Western Digital Corp.	1,765	304,057
Weyerhaeuser Co., REIT	11,883	281,508
Williams Cos., Inc.	14,476	870,152
WillScot Holdings Corp.	24,463	460,638
Xcel Energy, Inc.	7,239	534,673
Yum! Brands, Inc.	4,438	671,381
		147,279,950
Total Common Stocks (Cost $178,862,763)		216,518,796

	Principal	Value
CORPORATE DEBT SECURITIES - 23.6%
Australia - 0.1%
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	$ 319,000	298,908
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Santos Finance Ltd. (continued)
5.75%, 11/13/2035 (B)	$ 260,000	$ 258,556
6.88%, 09/19/2033 (B)	196,000	214,377
		771,841
Belgium - 0.1%
KBC Group NV
Fixed until 09/23/2030, 4.45% (A), 09/23/2031 (B)	250,000	249,360
Fixed until 10/16/2029, 4.93% (A), 10/16/2030 (B)	200,000	203,742
		453,102
Canada - 0.6%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	528,350	520,916
Canadian Pacific Railway Co.
3.10%, 12/02/2051	536,000	355,587
4.70%, 05/01/2048	261,000	229,723
Enbridge, Inc.
Fixed until 10/15/2028, 8.25% (A), 01/15/2084	214,000	228,987
GFL Environmental, Inc.
3.50%, 09/01/2028 (B)	110,000	108,168
6.75%, 01/15/2031 (B)	1,010,000	1,059,664
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	169,000	168,442
Rogers Communications, Inc.
3.80%, 03/15/2032	693,000	652,921
5.30%, 02/15/2034	343,000	345,607
Toronto-Dominion Bank
4.93%, 10/15/2035	315,000	314,767
TransCanada PipeLines Ltd.
5.60%, 03/31/2034	110,000	114,274
6.10%, 06/01/2040	78,000	81,951
TransCanada Trust
Fixed until 09/15/2029, 5.50% (A), 09/15/2079	385,000	382,105
Fixed until 08/15/2026, 5.88% (A), 08/15/2076	208,000	208,254
		4,771,366
Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
4.70%, 01/30/2031 (B)	220,000	218,584
4.90%, 10/10/2030 (B)	295,000	296,565
4.95%, 10/15/2032 (B)	140,000	138,474
5.15%, 01/15/2030 (B)	839,000	852,741
5.38%, 05/30/2030 (B)	445,000	456,840
5.75%, 11/15/2029 (B)	195,000	202,304
6.38%, 05/04/2028 (B)	348,000	362,606
Vale Overseas Ltd.
Fixed until 11/25/2030, 6.00% (A), 02/25/2056 (B)	400,000	400,120
		2,928,234
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile - 0.0% *
Corp. Nacional del Cobre de Chile
6.78%, 01/13/2055 (B)	$ 280,000	$ 301,437
Denmark - 0.0% *
Danske Bank AS
Fixed until 03/01/2029, 5.71% (A), 03/01/2030 (B)	200,000	207,800
Finland - 0.0% *
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	270,067
France - 0.5%
BNP Paribas SA
Fixed until 05/09/2028, 4.79% (A), 05/09/2029 (B)	305,000	308,387
Fixed until 09/10/2034 (E), 7.38% (A)(B)(D)	200,000	208,890
Fixed until 08/16/2029 (E), 7.75% (A)(B)	485,000	512,247
BPCE SA
Fixed until 01/14/2030, 5.88% (A), 01/14/2031 (B)	250,000	261,147
Fixed until 01/14/2035, 6.29% (A), 01/14/2036 (B)	315,000	336,201
Credit Agricole SA
Fixed until 01/09/2028, 5.23% (A), 01/09/2029 (B)	455,000	464,603
Fixed until 09/23/2034 (E), 6.70% (A)(B)	200,000	203,719
Engie SA
5.25%, 04/10/2029 (B)	240,000	247,778
Societe Generale SA
Fixed until 05/22/2030, 5.51% (A), 05/22/2031 (B)	200,000	206,144
Fixed until 11/21/2029 (E), 8.13% (A)(B)	650,000	684,413
TotalEnergies Capital International SA
2.99%, 06/29/2041	493,000	372,938
TotalEnergies Capital SA
5.28%, 09/10/2054	42,000	39,463
5.64%, 04/05/2064	174,000	168,055
		4,013,985
Germany - 0.3%
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	452,543
Fixed until 12/10/2030, 4.47% (A), 12/10/2031	150,000	149,489
Fixed until 08/04/2030, 4.95% (A), 08/04/2031	1,215,000	1,227,283
Fixed until 11/10/2032, 7.08% (A), 02/10/2034	350,000	384,534
Fixed until 07/13/2026, 7.15% (A), 07/13/2027	460,000	467,020
		2,680,869
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	$ 847,000	$ 821,157
5.00%, 11/15/2035	150,000	148,207
AIB Group PLC
Fixed until 05/15/2030, 5.32% (A), 05/15/2031 (B)	570,000	588,210
Fixed until 03/28/2034, 5.87% (A), 03/28/2035 (B)	200,000	211,070
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (A), 03/20/2030 (B)	435,000	451,789
		2,220,433
Italy - 0.3%
Eni SpA
5.70%, 10/01/2040 (B)	405,000	402,648
5.95%, 05/15/2054 (B)	400,000	396,581
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	925,000	786,919
6.63%, 06/20/2033 (B)	250,000	275,104
UniCredit SpA
Fixed until 06/03/2031, 3.13% (A), 06/03/2032 (B)	200,000	185,875
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (B)	755,000	769,582
		2,816,709
Japan - 0.1%
Japan Tobacco, Inc.
5.85%, 06/15/2035 (B)	340,000	362,500
Mitsubishi UFJ Financial Group, Inc.
Fixed until 09/12/2030, 4.53% (A), 09/12/2031	440,000	442,369
NTT Finance Corp.
5.50%, 07/16/2035 (B)	200,000	207,088
		1,011,957
Liberia - 0.0% *
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (B)	225,000	230,021
Mexico - 0.0% *
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	175,096
Multi-National - 0.1%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	120,000	107,718
3.63%, 01/15/2032	200,000	187,155
4.38%, 02/02/2052	199,000	154,688
		449,561
Netherlands - 0.2%
ENEL Finance International NV
2.13%, 07/12/2028 (B)	200,000	190,120
2.50%, 07/12/2031 (B)	490,000	440,764
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
ENEL Finance International NV (continued)
3.50%, 04/06/2028 (B)	$ 200,000	$ 197,334
4.13%, 09/30/2028 (B)	200,000	199,644
5.00%, 09/30/2035 (B)	200,000	198,657
5.13%, 06/26/2029 (B)	355,000	364,054
ING Groep NV
3-Month SOFR Index + 1.01%, 4.74% (A), 03/25/2029	515,000	517,321
		2,107,894
Panama - 0.0% *
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	265,764
Singapore - 0.0% *
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	328,000	304,319
Spain - 0.3%
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	589,821
5.13%, 11/06/2035	200,000	199,930
Fixed until 05/21/2033 (E), 9.63% (A)	200,000	240,787
CaixaBank SA
Fixed until 07/03/2035, 5.58% (A), 07/03/2036 (B)	200,000	205,490
Fixed until 06/15/2034, 6.04% (A), 06/15/2035 (B)	200,000	213,158
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	395,000	401,843
Fixed until 09/13/2033, 6.84% (A), 09/13/2034 (B)	245,000	273,242
		2,124,271
Switzerland - 0.1%
UBS Group AG
Fixed until 11/06/2032, 4.84% (A), 11/06/2033 (B)	345,000	345,331
Fixed until 11/13/2033 (E), 9.25% (A)(B)	200,000	234,551
Fixed until 11/13/2028 (E), 9.25% (A)(B)	200,000	219,450
		799,332
United Kingdom - 0.9%
Anglo American Capital PLC
2.63%, 09/10/2030 (B)	735,000	677,445
HSBC Holdings PLC
Fixed until 11/06/2030, 4.62% (A), 11/06/2031	425,000	426,310
Fixed until 11/19/2027, 5.13% (A), 11/19/2028	480,000	488,888
Fixed until 05/13/2030, 5.24% (A), 05/13/2031	620,000	638,772
Fixed until 11/19/2029, 5.29% (A), 11/19/2030	570,000	588,114
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC (continued)
Fixed until 05/17/2027, 5.60% (A), 05/17/2028	$ 410,000	$ 417,662
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	485,000	512,723
Imperial Brands Finance PLC
5.88%, 07/01/2034 (B)	597,000	624,234
NatWest Group PLC
Fixed until 11/10/2033 (E), 8.13% (A)(D)	200,000	225,028
NatWest Markets PLC
4.41%, 11/06/2030 (B)	560,000	560,595
Santander U.K. Group Holdings PLC
Fixed until 09/11/2029, 4.86% (A), 09/11/2030	602,000	609,191
Fixed until 09/22/2035, 5.14% (A), 09/22/2036	350,000	349,081
Fixed until 04/15/2030, 5.69% (A), 04/15/2031	590,000	615,115
Standard Chartered PLC
Fixed until 02/08/2029, 7.02% (A), 02/08/2030 (B)	715,000	768,948
Vodafone Group PLC
5.75%, 06/28/2054	116,000	112,674
		7,614,780
United States - 19.4%
AbbVie, Inc.
4.05%, 11/21/2039	490,000	437,406
4.25%, 11/21/2049	241,000	198,477
4.40%, 11/06/2042	167,000	148,547
4.63%, 10/01/2042	442,000	402,656
5.50%, 03/15/2064	51,000	49,513
Accenture Capital, Inc.
4.25%, 10/04/2031	224,000	224,176
AES Corp.
5.45%, 06/01/2028	317,000	324,184
5.80%, 03/15/2032	150,000	153,823
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	575,000	486,170
3.55%, 03/15/2052	216,000	146,749
Alliant Energy Corp.
Fixed until 01/01/2031, 5.75% (A), 04/01/2056	130,000	129,763
Alphabet, Inc.
4.10%, 11/15/2030	455,000	456,396
4.70%, 11/15/2035	440,000	440,108
5.45%, 11/15/2055	130,000	127,526
Altria Group, Inc.
2.45%, 02/04/2032	480,000	424,455
3.40%, 02/04/2041	475,000	367,289
4.50%, 08/06/2030	520,000	524,147
Amazon.com, Inc.
2.50%, 06/03/2050	130,000	77,698
4.65%, 11/20/2035	860,000	856,522
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030	180,000	184,768
5.50%, 03/17/2035	285,000	294,387
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Airlines Pass-Through Trust
3.95%, 01/11/2032	$ 29,200	$ 28,163
4.10%, 07/15/2029	154,964	152,859
American Express Co.
Fixed until 07/20/2032, 4.92% (A), 07/20/2033	90,000	91,593
Fixed until 04/25/2035, 5.67% (A), 04/25/2036	130,000	137,262
American Tower Corp.
4.70%, 12/15/2032	150,000	150,033
5.20%, 02/15/2029	412,000	424,014
Amgen, Inc.
2.45%, 02/21/2030	586,000	546,516
3.15%, 02/21/2040	137,000	107,979
4.20%, 02/22/2052	369,000	292,718
4.66%, 06/15/2051	75,000	64,169
4.88%, 03/01/2053	415,000	365,290
5.75%, 03/02/2063	267,000	260,507
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	393,000	389,009
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	177,000	175,203
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/2042	460,000	439,218
5.80%, 01/23/2059	24,000	24,466
Antero Resources Corp.
5.38%, 03/01/2030 (B)	303,000	307,195
Apple, Inc.
2.65%, 02/08/2051	108,000	66,763
2.95%, 09/11/2049	200,000	133,646
AT&T, Inc.
2.55%, 12/01/2033	873,000	745,080
3.50%, 06/01/2041 - 09/15/2053	304,000	230,440
3.55%, 09/15/2055	358,000	238,300
3.65%, 09/15/2059	354,000	233,449
4.90%, 11/01/2035	260,000	256,791
5.40%, 02/15/2034	133,000	137,902
5.55%, 11/01/2045	465,000	447,807
5.70%, 11/01/2054	370,000	354,891
Athene Global Funding
5.03%, 07/17/2030 (B)	705,000	710,265
5.54%, 08/22/2035 (B)(D)	650,000	652,151
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	228,000	204,801
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	228,000	203,889
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	58,000	42,765
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	470,000	431,297
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,159,000	1,102,905
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,127,000	1,112,825
Fixed until 01/20/2027, 3.82% (A), 01/20/2028	1,561,000	1,557,257
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	$ 439,000	$ 413,422
Fixed until 02/07/2029, 3.97% (A), 02/07/2030	608,000	604,577
Fixed until 01/24/2030, 5.16% (A), 01/24/2031	299,000	308,674
Fixed until 04/25/2028, 5.20% (A), 04/25/2029	744,000	763,052
Fixed until 04/25/2033, 5.29% (A), 04/25/2034	351,000	361,371
Fixed until 10/25/2034, 5.52% (A), 10/25/2035	250,000	256,055
Fixed until 09/15/2028, 5.82% (A), 09/15/2029	719,000	749,977
Fixed until 07/26/2030 (E), 6.25% (A)	646,000	656,146
Fixed until 05/01/2030 (E), 6.63% (A)	197,000	205,264
BAT Capital Corp.
3.73%, 09/25/2040	377,000	304,986
4.54%, 08/15/2047	300,000	248,858
5.83%, 02/20/2031	40,000	42,437
7.08%, 08/02/2043	415,000	466,135
Baxter International, Inc.
2.27%, 12/01/2028	160,000	151,041
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	54,000	45,466
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	56,000	43,092
Berry Global, Inc.
5.80%, 06/15/2031	279,000	294,527
Bimbo Bakeries USA, Inc.
6.05%, 01/15/2029 (B)	219,000	228,960
Biogen, Inc.
2.25%, 05/01/2030	1,130,000	1,038,056
5.75%, 05/15/2035	295,000	310,498
6.45%, 05/15/2055	130,000	136,686
Boeing Co.
3.95%, 08/01/2059	250,000	176,919
5.81%, 05/01/2050	327,000	321,635
7.01%, 05/01/2064	136,000	154,530
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	51,000	36,275
3.70%, 03/15/2052	299,000	219,691
3.90%, 03/15/2062	167,000	121,074
5.20%, 02/22/2034	72,000	74,848
5.55%, 02/22/2054	690,000	677,631
Brixmor Operating Partnership LP
4.85%, 02/15/2033	210,000	210,444
5.50%, 02/15/2034	115,000	118,572
Broadcom, Inc.
3.14%, 11/15/2035 (B)	134,000	115,399
3.42%, 04/15/2033	573,000	530,406
3.47%, 04/15/2034	153,000	139,512
3.75%, 02/15/2051	106,000	79,913
4.55%, 02/15/2032	83,000	83,231
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Broadcom, Inc. (continued)
4.80%, 02/15/2036	$ 285,000	$ 281,223
4.90%, 07/15/2032	280,000	285,881
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	222,000	177,521
4.15%, 04/01/2045	46,000	38,638
4.38%, 09/01/2042	46,000	40,785
Calpine Corp.
4.63%, 02/01/2029 (B)	365,000	363,633
5.00%, 02/01/2031 (B)	105,000	106,638
Cardinal Health, Inc.
5.15%, 09/15/2035	200,000	203,251
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (B)	240,000	220,524
Cencora, Inc.
2.70%, 03/15/2031	57,000	52,515
2.80%, 05/15/2030	75,000	70,601
4.85%, 12/15/2029	55,000	56,220
CF Industries, Inc.
4.95%, 06/01/2043	54,000	48,352
5.30%, 11/26/2035	620,000	617,852
Charles Schwab Corp.
Fixed until 11/14/2035, 4.91% (A), 11/14/2036	460,000	456,911
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	74,000	69,271
3.50%, 06/01/2041 - 03/01/2042	564,000	398,587
3.70%, 04/01/2051	773,000	486,551
4.80%, 03/01/2050	116,000	87,139
5.85%, 12/01/2035	310,000	309,248
6.48%, 10/23/2045	226,000	212,478
6.55%, 06/01/2034	280,000	294,492
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	219,000	213,871
5.13%, 06/30/2027	192,000	193,857
Cheniere Energy Partners LP
3.25%, 01/31/2032	404,000	372,098
4.50%, 10/01/2029	240,000	240,505
5.75%, 08/15/2034	316,000	329,941
Cheniere Energy, Inc.
4.63%, 10/15/2028	315,000	314,466
Cigna Group
4.50%, 09/15/2030	220,000	221,511
Citigroup, Inc.
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	549,000	522,855
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	447,000	442,995
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	727,000	722,376
Fixed until 09/11/2030, 4.50% (A), 09/11/2031	274,000	274,848
Fixed until 09/19/2029, 4.54% (A), 09/19/2030	322,000	324,561
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
Fixed until 05/07/2030, 4.95% (A), 05/07/2031	$ 1,000,000	$ 1,021,385
Fixed until 09/11/2035, 5.17% (A), 09/11/2036	257,000	259,402
Fixed until 03/27/2035, 5.33% (A), 03/27/2036	830,000	849,048
Fixed until 02/13/2034, 5.83% (A), 02/13/2035	239,000	248,371
Fixed until 02/15/2030 (E), 6.75% (A)	510,000	519,144
Fixed until 08/15/2030 (E), 6.88% (A)	315,000	327,318
Fixed until 02/15/2030 (E), 6.95% (A)	315,000	324,757
Fixed until 08/15/2029 (E), 7.13% (A)	594,000	612,395
CMS Energy Corp.
Fixed until 09/01/2030, 3.75% (A), 12/01/2050	215,000	198,251
Colonial Enterprises, Inc.
5.63%, 11/15/2035 (B)	240,000	241,862
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032 (B)	365,000	364,967
5.10%, 10/01/2031 (B)	35,000	35,591
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	129,000	136,463
5.96%, 02/15/2055 (B)	55,000	54,179
6.04%, 11/15/2033 (B)	422,000	451,733
Comcast Corp.
2.80%, 01/15/2051	236,000	136,717
2.89%, 11/01/2051	1,134,000	663,156
2.94%, 11/01/2056	970,000	545,019
3.75%, 04/01/2040	178,000	146,711
5.17%, 01/15/2037 (B)	122,000	120,288
Commonwealth Edison Co.
4.70%, 01/15/2044	158,000	141,605
ConocoPhillips Co.
5.70%, 09/15/2063	213,000	205,211
Constellation Energy Generation LLC
5.60%, 06/15/2042	25,000	25,075
Consumers Energy Co.
3.95%, 05/15/2043	224,000	184,985
COPT Defense Properties LP
2.75%, 04/15/2031 (D)	316,000	288,235
4.50%, 10/15/2030	176,000	175,145
Corebridge Financial, Inc.
Fixed until 06/15/2034, 6.38% (A), 09/15/2054	69,000	69,527
Fixed until 12/01/2030 (E), 6.88% (A)	146,000	150,041
Corebridge Global Funding
4.90%, 08/21/2032 (B)	205,000	206,234
Coterra Energy, Inc.
5.90%, 02/15/2055	440,000	422,487
CRH America Finance, Inc.
4.40%, 02/09/2031	95,000	95,157
5.00%, 02/09/2036	185,000	185,639
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Crown Castle, Inc.
5.00%, 01/11/2028	$ 170,000	$ 172,656
5.60%, 06/01/2029	404,000	419,211
CVS Health Corp.
4.13%, 04/01/2040	145,000	123,913
5.88%, 06/01/2053	370,000	359,269
Diamondback Energy, Inc.
5.75%, 04/18/2054	215,000	203,183
Dominion Energy, Inc.
3.30%, 04/15/2041	305,000	231,543
4.90%, 08/01/2041	299,000	275,556
Fixed until 11/15/2030, 6.00% (A), 02/15/2056	477,000	479,200
Dow Chemical Co.
4.38%, 11/15/2042	84,000	66,495
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	191,000	188,482
4.38%, 06/15/2031 (B)	404,000	395,533
DTE Energy Co.
5.05%, 10/01/2035	551,000	549,988
5.20%, 04/01/2030	650,000	670,655
Duke Energy Carolinas LLC
4.00%, 09/30/2042	159,000	133,367
Duke Energy Corp.
5.70%, 09/15/2055	168,000	163,238
Duke Energy Florida LLC
4.85%, 12/01/2035	310,000	308,647
Duke Energy Indiana LLC
2.75%, 04/01/2050	181,000	113,064
5.25%, 03/01/2034	220,000	227,847
5.40%, 04/01/2053	227,000	215,554
Duke Energy Ohio, Inc.
5.30%, 06/15/2035	510,000	525,744
5.55%, 03/15/2054	172,000	168,088
Duke Energy Progress LLC
2.90%, 08/15/2051	230,000	144,734
5.55%, 03/15/2055	13,000	12,823
DuPont de Nemours, Inc.
5.32%, 11/15/2038	397,000	397,831
5.42%, 11/15/2048	24,000	22,823
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	336,000	331,332
Eaton Corp.
4.15%, 11/02/2042	315,000	272,694
Edison International
5.25%, 03/15/2032	134,000	133,969
EIDP, Inc.
5.13%, 05/15/2032	200,000	205,203
Electronic Arts, Inc.
2.95%, 02/15/2051 (D)	71,000	65,491
Elevance Health, Inc.
2.88%, 09/15/2029	160,000	152,514
4.63%, 05/15/2042	123,000	110,672
4.65%, 01/15/2043	86,000	77,066
6.10%, 10/15/2052	133,000	137,100
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Eli Lilly & Co.
5.65%, 10/15/2065	$ 100,000	$ 100,761
Emera U.S. Finance LP
2.64%, 06/15/2031	271,000	244,896
4.75%, 06/15/2046	293,000	250,080
Energy Transfer LP
5.60%, 09/01/2034	199,000	204,794
5.95%, 05/15/2054	95,000	90,027
6.00%, 02/01/2029 (B)	1,149,000	1,161,513
6.20%, 04/01/2055	230,000	225,439
Fixed until 11/15/2030, 6.50% (A), 02/15/2056	564,000	562,134
6.55%, 12/01/2033	76,000	83,298
Fixed until 05/15/2030 (E), 7.13% (A)	141,000	144,377
7.38%, 02/01/2031 (B)	189,000	196,364
Entergy Arkansas LLC
4.95%, 12/15/2044	51,000	47,320
Entergy Corp.
Fixed until 03/15/2031, 5.88% (A), 06/15/2056	325,000	324,797
Fixed until 09/01/2029, 7.13% (A), 12/01/2054	558,000	585,874
Entergy Louisiana LLC
2.90%, 03/15/2051	333,000	208,499
5.70%, 03/15/2054	132,000	131,112
5.80%, 03/15/2055	220,000	221,091
Entergy Mississippi LLC
3.50%, 06/01/2051	38,000	26,455
Entergy Texas, Inc.
3.45%, 12/01/2027	29,000	28,641
5.15%, 06/01/2045 (D)	15,000	14,200
5.55%, 09/15/2054	62,000	60,178
Enterprise Products Operating LLC
5.20%, 01/15/2036	160,000	162,871
6.65%, 10/15/2034	231,000	260,167
EOG Resources, Inc.
4.40%, 01/15/2031	280,000	281,089
EQT Corp.
4.50%, 01/15/2029	170,000	170,401
4.75%, 01/15/2031	523,000	526,433
6.38%, 04/01/2029	468,000	484,277
7.50%, 06/01/2030	151,000	166,095
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	175,000	175,527
5.50%, 06/15/2034	165,000	170,823
Equitable America Global Funding
4.70%, 09/15/2032 (B)	553,000	550,182
Equitable Holdings, Inc.
4.57%, 02/15/2029 (B)	152,000	152,716
ERP Operating LP
4.95%, 06/15/2032	160,000	163,599
Essex Portfolio LP
1.70%, 03/01/2028	299,000	283,862
EUSHI Finance, Inc.
Fixed until 01/01/2031, 6.25% (A), 04/01/2056	212,000	211,553
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Expand Energy Corp.
4.75%, 02/01/2032	$ 487,000	$ 480,429
5.38%, 02/01/2029 - 03/15/2030	621,000	628,896
5.88%, 02/01/2029 (B)	355,000	355,025
6.75%, 04/15/2029 (B)	466,000	468,729
Extra Space Storage LP
4.95%, 01/15/2033	90,000	90,974
5.50%, 07/01/2030	439,000	456,913
FedEx Corp.
3.25%, 05/15/2041	141,000	105,879
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	190,000	185,735
FirstEnergy Transmission LLC
4.55%, 04/01/2049 (B)	388,000	329,578
Ford Motor Co.
3.25%, 02/12/2032	115,000	101,334
Ford Motor Credit Co. LLC
5.80%, 03/08/2029	200,000	204,349
6.53%, 03/19/2032 (D)	205,000	214,380
7.20%, 06/10/2030	574,000	615,046
Foundry JV Holdco LLC
5.50%, 01/25/2031 (B)	200,000	206,439
6.25%, 01/25/2035 (B)	770,000	816,501
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	290,000	280,732
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	202,035
General Motors Co.
5.15%, 04/01/2038	81,000	77,944
5.95%, 04/01/2049	129,000	125,195
General Motors Financial Co., Inc.
5.90%, 01/07/2035	430,000	447,671
5.95%, 04/04/2034	306,000	320,252
6.10%, 01/07/2034	144,000	152,645
6.15%, 07/15/2035	130,000	136,993
Gilead Sciences, Inc.
5.25%, 10/15/2033	588,000	617,895
Glencore Funding LLC
5.19%, 04/01/2030 (B)	130,000	133,597
5.67%, 04/01/2035 (B)	783,000	817,503
Global Payments, Inc.
2.90%, 11/15/2031	600,000	537,733
4.88%, 11/15/2030	1,245,000	1,246,388
5.20%, 11/15/2032	175,000	175,082
5.55%, 11/15/2035	200,000	198,786
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	984,000	966,759
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	277,000	249,077
Fixed until 10/21/2030, 4.37% (A), 10/21/2031	1,055,000	1,052,486
Fixed until 10/23/2029, 4.69% (A), 10/23/2030	216,000	218,947
Fixed until 10/21/2035, 4.94% (A), 10/21/2036	680,000	675,050
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 04/23/2030, 5.22% (A), 04/23/2031	$ 1,225,000	$ 1,265,238
Fixed until 07/23/2034, 5.33% (A), 07/23/2035	931,000	956,563
Fixed until 01/28/2035, 5.54% (A), 01/28/2036	169,000	175,401
Fixed until 10/24/2028, 6.48% (A), 10/24/2029	1,579,000	1,674,508
Guardian Life Global Funding
4.67%, 09/05/2032 (B)	430,000	433,011
HCA, Inc.
4.60%, 11/15/2032	206,000	204,134
4.63%, 03/15/2052	124,000	101,266
5.20%, 06/01/2028	363,000	371,922
5.25%, 06/15/2049	207,000	187,081
5.50%, 03/01/2032 - 06/15/2047	520,000	536,051
5.63%, 09/01/2028	220,000	226,771
5.70%, 11/15/2055	145,000	138,175
5.95%, 09/15/2054	120,000	118,548
6.20%, 03/01/2055	70,000	71,340
Healthpeak OP LLC
5.38%, 02/15/2035	130,000	132,776
Hess Corp.
5.60%, 02/15/2041	359,000	370,927
6.00%, 01/15/2040	350,000	377,703
Hess Midstream Operations LP
5.50%, 10/15/2030 (B)	607,000	614,533
6.50%, 06/01/2029 (B)	249,000	257,142
Home Depot, Inc.
2.38%, 03/15/2051	458,000	262,681
3.30%, 04/15/2040	118,000	96,359
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (A), 02/02/2035	264,000	275,772
Fixed until 08/21/2028, 6.21% (A), 08/21/2029	262,000	274,787
Intel Corp.
3.73%, 12/08/2047	65,000	46,254
4.25%, 12/15/2042	130,000	105,397
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	1,117,000	1,054,328
5.40%, 06/01/2033 (B)	175,000	180,244
5.65%, 05/09/2034 (B)	492,000	512,771
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (B)	570,000	579,210
6.38%, 04/15/2066 (B)	190,000	189,179
JetBlue Pass-Through Trust
2.75%, 11/15/2033	109,374	98,118
Kenvue, Inc.
5.20%, 03/22/2063	31,000	28,116
Keurig Dr. Pepper, Inc.
3.35%, 03/15/2051	112,000	75,137
KeyBank NA
3.90%, 04/13/2029	590,000	578,976
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
KeyCorp
Fixed until 06/01/2032, 4.79% (A), 06/01/2033	$ 469,000	$ 468,755
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	185,000	197,570
Kinder Morgan, Inc.
5.15%, 06/01/2030	140,000	144,760
Kinetik Holdings LP
5.88%, 06/15/2030 (B)	677,000	683,066
Kraft Heinz Foods Co.
4.38%, 06/01/2046	415,000	342,840
5.50%, 06/01/2050	220,000	205,819
Kroger Co.
4.45%, 02/01/2047	66,000	55,527
5.65%, 09/15/2064	332,000	316,695
Leidos, Inc.
2.30%, 02/15/2031	655,000	589,331
5.40%, 03/15/2032	249,000	258,987
Lockheed Martin Corp.
5.70%, 11/15/2054	220,000	221,951
Lowe's Cos., Inc.
2.80%, 09/15/2041	670,000	481,623
5.63%, 04/15/2053	195,000	189,054
M&T Bank Corp.
Fixed until 01/16/2028, 4.83% (A), 01/16/2029	41,000	41,652
Fixed until 07/08/2030, 5.18% (A), 07/08/2031	194,000	199,165
Fixed until 01/16/2035, 5.39% (A), 01/16/2036	231,000	234,731
Fixed until 03/13/2031, 6.08% (A), 03/13/2032	501,000	532,198
Marathon Petroleum Corp.
4.75%, 09/15/2044	74,000	63,251
Marriott International, Inc.
5.50%, 04/15/2037	225,000	230,329
Mars, Inc.
4.60%, 03/01/2028 (B)	525,000	532,193
5.00%, 03/01/2032 (B)	180,000	185,534
5.20%, 03/01/2035 (B)	260,000	267,236
5.65%, 05/01/2045 (B)	174,000	175,395
5.80%, 05/01/2065 (B)	167,000	167,580
Marvell Technology, Inc.
2.95%, 04/15/2031	348,000	322,312
4.75%, 07/15/2030	35,000	35,457
5.45%, 07/15/2035	300,000	309,094
5.75%, 02/15/2029 (D)	494,000	515,138
5.95%, 09/15/2033	506,000	541,005
Massachusetts Electric Co.
1.73%, 11/24/2030 (B)	334,000	292,191
McDonald's Corp.
3.70%, 02/15/2042	271,000	221,186
4.40%, 02/12/2031	250,000	252,013
Merck & Co., Inc.
3-Month SOFR + 0.57%, 4.32% (A), 03/15/2029 (D)	180,000	180,386
5.15%, 05/17/2063	86,000	79,026
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Meta Platforms, Inc.
4.45%, 08/15/2052	$ 359,000	$ 292,157
4.60%, 11/15/2032	258,000	260,074
4.88%, 11/15/2035	450,000	449,397
5.40%, 08/15/2054	660,000	614,008
5.50%, 11/15/2045	280,000	271,885
5.55%, 08/15/2064	116,000	107,601
5.60%, 05/15/2053	166,000	158,889
5.63%, 11/15/2055	345,000	331,121
MetLife Capital Trust IV
7.88%, 12/15/2067 (B)	425,000	469,835
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	218,174
5.15%, 03/28/2033 (B)	545,000	560,776
Micron Technology, Inc.
5.88%, 02/09/2033	270,000	287,183
6.05%, 11/01/2035	249,000	265,658
Microsoft Corp.
2.53%, 06/01/2050	115,000	70,213
Mid-America Apartments LP
4.65%, 01/15/2033	160,000	159,787
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	28,000	28,019
Morgan Stanley
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	417,000	366,231
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	210,000	184,245
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	797,000	700,813
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	214,000	212,791
Fixed until 10/22/2030, 4.36% (A), 10/22/2031	330,000	328,917
Fixed until 10/18/2029, 4.65% (A), 10/18/2030	615,000	622,440
Fixed until 10/22/2035, 4.89% (A), 10/22/2036	279,000	276,530
Fixed until 07/19/2029, 5.04% (A), 07/19/2030	307,000	314,763
Fixed until 01/16/2029, 5.17% (A), 01/16/2030	325,000	333,634
Fixed until 01/15/2030, 5.23% (A), 01/15/2031	480,000	495,114
Fixed until 07/20/2028, 5.45% (A), 07/20/2029	76,000	78,428
Fixed until 04/18/2029, 5.66% (A), 04/18/2030	461,000	480,282
Morgan Stanley Bank NA
Fixed until 05/26/2027, 5.50% (A), 05/26/2028	815,000	831,260
Morgan Stanley Private Bank NA
Fixed until 11/19/2030, 4.47% (A), 11/19/2031	990,000	992,592
Fixed until 07/18/2030, 4.73% (A), 07/18/2031	455,000	461,232
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
MPLX LP
5.40%, 09/15/2035	$ 600,000	$ 604,464
5.95%, 04/01/2055	236,000	227,630
Netflix, Inc.
5.38%, 11/15/2029 (B)	128,000	133,429
Nevada Power Co.
Fixed until 02/15/2030, 6.25% (A), 05/15/2055	725,000	733,153
New York & Presbyterian Hospital
2.26%, 08/01/2040	234,000	163,749
New York Life Global Funding
1.20%, 08/07/2030 (B)	242,000	211,494
1.85%, 08/01/2031 (B)	230,000	201,804
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	72,000	53,366
4.45%, 05/15/2069 (B)	86,000	66,994
NextEra Energy Capital Holdings, Inc.
5.90%, 03/15/2055	80,000	80,879
Fixed until 05/15/2030, 6.38% (A), 08/15/2055	304,000	313,803
Fixed until 03/15/2034, 6.75% (A), 06/15/2054	216,000	230,598
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	394,000	395,507
NiSource, Inc.
5.80%, 02/01/2042	36,000	36,214
Fixed until 08/30/2029, 6.95% (A), 11/30/2054	216,000	224,813
NNN REIT, Inc.
3.00%, 04/15/2052	80,000	49,907
3.10%, 04/15/2050	250,000	161,647
3.50%, 04/15/2051	170,000	119,711
Norfolk Southern Corp.
3.05%, 05/15/2050	218,000	143,195
3.95%, 10/01/2042	76,000	62,997
4.45%, 06/15/2045	165,000	142,491
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	119,000	79,560
4.30%, 01/15/2049 (B)	58,000	46,446
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	224,000	173,957
6.06%, 03/30/2040 (B)	284,000	301,804
NRG Energy, Inc.
4.45%, 06/15/2029 (B)	439,000	437,062
4.73%, 10/15/2030 (B)	230,000	230,291
5.41%, 10/15/2035 (B)	325,000	324,656
7.00%, 03/15/2033 (B)	243,000	268,610
Occidental Petroleum Corp.
4.63%, 06/15/2045	164,000	132,337
Ohio Power Co.
2.90%, 10/01/2051	218,000	134,355
ONEOK, Inc.
5.05%, 04/01/2045	80,000	69,933
5.38%, 06/01/2029	96,000	98,923
5.40%, 10/15/2035	235,000	237,440
5.60%, 04/01/2044	338,000	319,333
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ONEOK, Inc. (continued)
5.63%, 01/15/2028 (B)	$ 212,000	$ 216,287
6.50%, 09/01/2030 (B)	32,000	34,308
Oracle Corp.
3.60%, 04/01/2040 - 04/01/2050	515,000	343,832
3.65%, 03/25/2041	485,000	353,817
3.85%, 07/15/2036	78,000	65,145
3.95%, 03/25/2051	187,000	123,038
4.38%, 05/15/2055	180,000	124,313
5.38%, 09/27/2054	77,000	62,276
6.00%, 08/03/2055	375,000	330,671
Ovintiv, Inc.
6.25%, 07/15/2033	162,000	171,837
6.50%, 08/15/2034 - 02/01/2038	95,000	100,702
Pacific Gas & Electric Co.
3.25%, 06/01/2031	415,000	386,153
4.40%, 03/01/2032	121,000	118,051
4.45%, 04/15/2042	326,000	269,562
4.50%, 07/01/2040	416,371	362,825
4.55%, 07/01/2030	206,830	205,941
4.60%, 06/15/2043	333,000	277,903
5.55%, 05/15/2029	321,000	331,199
6.10%, 01/15/2029	136,000	142,238
6.15%, 01/15/2033	83,000	88,071
PacifiCorp
2.90%, 06/15/2052	78,000	45,679
PECO Energy Co.
2.80%, 06/15/2050	266,000	166,473
PG&E Corp.
Fixed until 12/15/2029, 7.38% (A), 03/15/2055	318,000	331,194
Philip Morris International, Inc.
3.88%, 08/21/2042	253,000	208,501
4.63%, 10/29/2035	855,000	836,430
4.75%, 11/01/2031	885,000	903,630
5.13%, 02/13/2031	355,000	367,852
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	444,000	383,700
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/2050	202,000	138,602
Pioneer Natural Resources Co.
2.15%, 01/15/2031	768,000	696,531
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	295,000	298,412
PNC Financial Services Group, Inc.
Fixed until 09/15/2026 (E), 3.40% (A)	11,000	10,784
Fixed until 10/21/2031, 4.81% (A), 10/21/2032	324,000	329,727
Fixed until 07/21/2035, 5.37% (A), 07/21/2036	125,000	128,561
Fixed until 01/22/2034, 5.68% (A), 01/22/2035	216,000	227,692
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PNC Financial Services Group, Inc. (continued)
Fixed until 03/15/2030 (E), 6.25% (A)	$ 218,000	$ 225,060
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	189,000	213,877
Prologis LP
5.25%, 05/15/2035	85,000	87,748
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (A), 03/15/2054	184,000	194,475
Public Service Co. of Colorado
2.70%, 01/15/2051	132,000	79,465
4.30%, 03/15/2044	185,000	156,882
4.50%, 06/01/2052	125,000	104,130
Public Service Co. of Oklahoma
5.45%, 01/15/2036	725,000	743,329
Puget Energy, Inc.
5.73%, 03/15/2035	422,000	433,038
Puget Sound Energy, Inc.
5.64%, 04/15/2041	199,000	198,806
Qnity Electronics, Inc.
5.75%, 08/15/2032 (B)	156,000	159,502
Quanta Services, Inc.
2.90%, 10/01/2030	103,000	96,404
4.50%, 01/15/2031	435,000	435,355
5.10%, 08/09/2035	260,000	260,557
5.25%, 08/09/2034	526,000	539,310
Quest Diagnostics, Inc.
4.60%, 12/15/2027	75,000	75,896
5.00%, 12/15/2034	428,000	432,855
Realty Income Corp.
2.85%, 12/15/2032	98,000	87,904
5.13%, 04/15/2035	90,000	91,546
Regal Rexnord Corp.
6.05%, 04/15/2028	361,000	373,441
6.40%, 04/15/2033	147,000	158,118
Regency Centers LP
2.95%, 09/15/2029	194,000	186,046
Roper Technologies, Inc.
4.45%, 09/15/2030	100,000	100,461
4.50%, 10/15/2029	166,000	167,567
4.75%, 02/15/2032	91,000	91,989
RTX Corp.
2.38%, 03/15/2032	494,000	440,174
3.13%, 07/01/2050	114,000	76,723
S&P Global, Inc.
2.30%, 08/15/2060	184,000	93,048
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	329,000	329,324
4.50%, 05/15/2030	295,000	296,194
Salesforce, Inc.
2.70%, 07/15/2041	250,000	181,342
San Diego Gas & Electric Co.
2.95%, 08/15/2051	222,000	140,941
3.32%, 04/15/2050	65,000	44,774
4.30%, 04/01/2042	37,000	31,631
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
San Diego Gas & Electric Co. (continued)
5.35%, 04/01/2053	$ 299,000	$ 282,447
5.40%, 04/15/2035	410,000	424,376
Sekisui House U.S., Inc.
6.00%, 01/15/2043	154,000	143,699
Sempra
Fixed until 01/01/2031, 6.38% (A), 04/01/2056	110,000	112,291
Shell Finance U.S., Inc.
5.13%, 10/15/2041 (B)	210,000	204,685
Sierra Pacific Power Co.
Fixed until 09/16/2030, 6.20% (A), 12/15/2055	155,000	153,613
Simon Property Group LP
5.13%, 10/01/2035	403,000	409,047
Solventum Corp.
5.45%, 03/13/2031	470,000	490,267
Sonoco Products Co.
4.60%, 09/01/2029	241,000	242,933
5.00%, 09/01/2034 (D)	239,000	236,753
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	141,000	142,290
5.03%, 10/01/2029	403,000	408,795
Southern California Edison Co.
2.95%, 02/01/2051	196,000	119,422
3.60%, 02/01/2045	168,000	120,890
3.65%, 03/01/2028	185,000	182,866
5.20%, 06/01/2034	444,000	445,915
5.25%, 03/15/2030	189,000	193,836
5.70%, 03/01/2053	69,000	64,036
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	121,000	107,055
3.15%, 09/30/2051	282,000	182,833
5.75%, 09/15/2033	135,000	143,051
Southern Power Co.
4.25%, 10/01/2030	137,000	136,634
4.90%, 10/01/2035	682,000	674,651
5.15%, 09/15/2041	329,000	316,779
5.25%, 07/15/2043	314,000	299,476
Southwestern Electric Power Co.
3.90%, 04/01/2045	71,000	55,032
Sprint Capital Corp.
6.88%, 11/15/2028	327,000	350,913
State Street Corp.
Fixed until 09/15/2029 (E), 6.70% (A)(D)	432,000	452,382
Fixed until 03/15/2029 (E), 6.70% (A)	130,000	135,632
Stellantis Finance U.S., Inc.
5.75%, 03/18/2030 (B)	230,000	237,272
6.45%, 03/18/2035 (B)	310,000	322,248
Synopsys, Inc.
4.85%, 04/01/2030	260,000	265,552
5.00%, 04/01/2032	130,000	132,744
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	80,000	82,766
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Targa Resources Corp.
5.40%, 07/30/2036	$ 280,000	$ 280,322
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (B)	610,000	699,478
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	66,000	62,241
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	185,000	213,478
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	49,986
5.50%, 09/01/2041	275,000	241,355
5.88%, 11/15/2040	108,000	99,938
6.55%, 05/01/2037	46,000	46,941
T-Mobile USA, Inc.
2.63%, 02/15/2029	597,000	569,828
3.30%, 02/15/2051	455,000	304,157
3.88%, 04/15/2030	263,000	258,628
5.13%, 05/15/2032	319,000	328,274
6.70%, 12/15/2033	272,000	304,911
Truist Financial Corp.
Fixed until 10/23/2035, 4.96% (A), 10/23/2036	330,000	326,485
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	659,000	671,445
Trustees of Boston University
3.17%, 10/01/2050	282,000	186,836
U.S. Bancorp
Fixed until 05/15/2030, 5.08% (A), 05/15/2031	210,000	216,466
Fixed until 01/23/2034, 5.68% (A), 01/23/2035	178,000	187,951
Fixed until 06/10/2033, 5.84% (A), 06/12/2034	287,000	306,198
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	380,000	380,047
4.80%, 09/15/2035	300,000	298,416
5.35%, 09/15/2054	316,000	301,361
UDR, Inc.
1.90%, 03/15/2033	110,000	90,785
4.40%, 01/26/2029	149,000	149,674
5.13%, 09/01/2034	415,000	419,504
Union Electric Co.
3.90%, 04/01/2052	59,000	45,098
5.20%, 04/01/2034	370,000	380,981
5.25%, 01/15/2054	178,000	166,165
5.45%, 03/15/2053	48,000	46,265
United Airlines Pass-Through Trust
2.88%, 04/07/2030	328,808	316,984
5.88%, 08/15/2038	348,553	357,049
UnitedHealth Group, Inc.
2.75%, 05/15/2040	167,000	124,894
3.05%, 05/15/2041	86,000	65,205
3.25%, 05/15/2051	194,000	130,937
3.50%, 08/15/2039	539,000	448,806
5.35%, 02/15/2033	66,000	68,762
5.38%, 04/15/2054	44,000	41,516
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
University of Miami
4.06%, 04/01/2052	$ 272,000	$ 217,868
Ventas Realty LP
3.00%, 01/15/2030	595,000	566,487
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (B)	437,000	409,662
4.13%, 08/15/2031 (B)	110,000	100,097
6.25%, 01/15/2030 (B)	340,000	344,221
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036 (B)	52,000	53,263
Veralto Corp.
5.35%, 09/18/2028	314,000	323,767
Verizon Communications, Inc.
1.75%, 01/20/2031	929,000	817,739
5.40%, 07/02/2037 (B)	547,000	552,858
Virginia Electric & Power Co.
2.45%, 12/15/2050	274,000	157,425
4.65%, 08/15/2043	195,000	174,587
5.70%, 08/15/2053	71,000	69,917
Vistra Operations Co. LLC
4.60%, 10/15/2030 (B)	67,000	66,973
5.25%, 10/15/2035 (B)	161,000	160,483
6.95%, 10/15/2033 (B)	300,000	334,301
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (B)	200,000	200,578
5.80%, 03/27/2035 (B)	245,000	253,749
Wells Fargo & Co.
Fixed until 03/15/2026 (E), 3.90% (A)	221,000	220,312
Fixed until 09/15/2035, 4.89% (A), 09/15/2036	863,000	860,305
Fixed until 04/23/2030, 5.15% (A), 04/23/2031	2,113,000	2,181,045
Fixed until 01/24/2030, 5.24% (A), 01/24/2031	580,000	600,602
Fixed until 04/24/2033, 5.39% (A), 04/24/2034	496,000	516,054
Fixed until 07/25/2033, 5.56% (A), 07/25/2034	640,000	670,985
Western Midstream Operating LP
5.45%, 04/01/2044	280,000	255,096
Williams Cos., Inc.
4.80%, 11/15/2029	413,000	420,874
5.30%, 08/15/2028	662,000	681,497
WP Carey, Inc.
2.40%, 02/01/2031	403,000	363,210
2.45%, 02/01/2032	283,000	249,539
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/2035	347,000	359,858
Zoetis, Inc.
2.00%, 05/15/2030	427,000	390,651
4.70%, 02/01/2043	124,000	113,816
5.00%, 08/17/2035	105,000	106,151
		166,346,175
Total Corporate Debt Securities (Cost $203,216,176)		202,865,013
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 19.6%
U.S. Treasury - 19.6%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 300	$ 190
1.88%, 02/15/2051	1,109,000	619,740
2.25%, 02/15/2052	1,670,000	1,013,220
2.38%, 05/15/2051	1,930,000	1,216,277
2.88%, 05/15/2043 - 05/15/2052	1,930,000	1,433,880
3.00%, 08/15/2048 - 08/15/2052	880,000	635,594
3.13%, 02/15/2043	1,780,000	1,439,645
3.63%, 08/15/2043	1,010,000	871,835
3.88%, 08/15/2040 - 05/15/2043	2,935,000	2,668,503
4.00%, 11/15/2052	862,300	747,742
4.13%, 08/15/2044	5,500,000	5,047,754
4.25%, 02/15/2054 - 08/15/2054	10,839,000	9,799,611
4.38%, 05/15/2040	250,000	245,752
4.50%, 02/15/2044 - 11/15/2054	4,350,000	4,172,442
4.63%, 11/15/2044	5,310,000	5,203,385
4.75%, 05/15/2055	55,000	54,046
U.S. Treasury Bonds, Principal Only STRIPS
11/15/2026 (D)	1,241,000	1,202,636
08/15/2031 - 08/15/2041	24,954,000	18,002,829
U.S. Treasury Notes
0.88%, 09/30/2026	2,029,000	1,988,964
1.13%, 10/31/2026 (F)	3,440,000	3,370,798
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,631,502
1.38%, 10/31/2028	23,510,000	22,148,991
1.63%, 10/31/2026 - 08/15/2029	940,000	923,064
1.75%, 12/31/2026	130,000	127,769
2.00%, 11/15/2026	245,000	241,763
2.25%, 02/15/2027	185,000	182,442
2.50%, 03/31/2027	2,291,000	2,262,631
2.63%, 05/31/2027	23,852,000	23,566,894
2.88%, 05/15/2028	355,000	349,938
3.50%, 09/30/2027 (F)	100,000	100,020
3.88%, 05/31/2027 (F)	520,000	522,661
4.13%, 01/31/2027 (F)	660,000	664,099
4.13%, 09/30/2027 - 11/30/2029	44,730,000	45,482,580
4.25%, 01/31/2026 (F)	4,161,700	4,163,363
4.25%, 11/30/2026 - 11/15/2034	4,325,000	4,353,490
		168,456,050
U.S. Treasury Inflation-Protected Securities - 0.0% *
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	75,821	78,253
		78,253
Total U.S. Government Obligations (Cost $172,993,493)		168,534,303
ASSET-BACKED SECURITIES - 1.5%
United States - 1.5%
AMSR Trust Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (B)	725,000	715,504
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Aqua Finance Issuer Trust
Series 2025-B, Class A, 4.79%, 05/17/2051 (B)	$ 283,551	$ 285,474

Series 2025-A, Class A, 5.25%, 12/19/2050 (B)	326,709	332,690

Bridge Trust Series 2025-SFR1, Class B, 4.20%, 09/17/2042 (B)	404,794	388,203
Bridgecrest Lending Auto Securitization Trust Series 2025-4, Class C, 4.80%, 08/15/2031	124,000	124,660
Capital One Multi-Asset Execution Trust Series 2025-A3, Class A, 4.65%, 10/15/2037	904,000	903,953
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 07/15/2031 (B)	390,000	393,403
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (B)	66,840	66,708
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B, 4.87%, 01/15/2036 (B)	195,000	196,709

Series 2025-1A, Class C, 5.71%, 07/16/2035 (B)	760,000	771,104
Foundation Finance Trust
Series 2025-3A, Class A, 4.56%, 08/15/2052 (B)	378,319	379,325

Series 2025-1A, Class A, 4.95%, 04/15/2050 (B)	356,868	361,146

Goodgreen Trust Series 2017, Class R1, 5.00%, 10/20/2051 (B)(G)(H)(I)	757	756
GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A4, 4.58%, 01/15/2032 (B)	193,000	196,150
GreenSky Home Improvement Issuer Trust Series 2025-2A, Class A3, 5.02%, 06/25/2060 (B)	135,000	136,971
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 04/20/2032 (B)	600,000	580,794

Series 2025-2A, Class A, 4.78%, 10/20/2034 (B)	1,030,000	1,038,390

Series 2025-1A, Class C, 5.68%, 09/20/2034 (B)	230,000	233,979

Mariner Finance Issuance Trust Series 2025-BA, Class A, 4.59%, 11/22/2038 (B)	346,000	347,108
NMEF Funding LLC Series 2025-B, Class A2, 4.64%, 01/18/2033 (B)	435,000	436,674
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	670,876	662,775
OneMain Financial Issuance Trust Series 2020-2A, Class B, 2.21%, 09/14/2035 (B)	465,000	447,908
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)

Oportun Issuance Trust Series 2025-D, Class C, 5.80%, 02/08/2033 (B)	$ 179,000	$ 179,565
P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	770,392	762,303
Progress Residential Trust
Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (B)	548,200	522,575

Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (B)	400,000	381,206

Santander Drive Auto Receivables Trust Series 2025-3, Class C, 4.68%, 09/15/2031	205,000	206,251
SCF Equipment Leasing LLC
Series 2025-2A, Class A3, 4.33%, 06/20/2036 (B)	505,000	506,543

Series 2025-1A, Class B, 5.23%, 09/20/2034 (B)	667,000	685,085

Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class B, 4.93%, 04/20/2044 (B)	163,187	163,709
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 09/25/2047 (B)	133,000	132,943
Total Asset-Backed Securities (Cost $12,405,351)		12,540,564
MORTGAGE-BACKED SECURITIES - 0.5%
United States - 0.5%
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.66% (A), 04/25/2028 (B)	1,441,000	1,381,851

MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (B)	1,230,000	1,033,200

PRM7 Trust
Series 2025-PRM7, Class A, 4.36% (A), 11/10/2042 (B)	496,000	489,103

ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (B)	441,393	453,478

SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, 1-Month Term SOFR + 1.74%, 5.49% (A), 05/15/2039 (B)	246,000	245,385

SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 4.60% (A), 11/15/2038 (B)	738,180	737,725

Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, 0.00%, 03/15/2045 (B)(J)	852	0
		4,340,742
Total Mortgage-Backed Securities (Cost $4,680,918)		4,340,742
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Israel - 0.1%
Israel Government International Bonds
5.63%, 02/19/2035	$ 685,000	$ 714,843
Mexico - 0.2%
Mexico Government International Bonds
3.77%, 05/24/2061	205,000	126,178
4.28%, 08/14/2041	200,000	160,600
4.50%, 01/31/2050	265,000	200,472
4.75%, 03/08/2044	234,000	192,816
5.63%, 09/22/2035	667,000	657,662
6.00%, 05/07/2036	247,000	250,211
6.34%, 05/04/2053	350,000	333,375
		1,921,314
Panama - 0.0% *
Panama Government International Bonds
4.50%, 04/16/2050	200,000	154,220
Total Foreign Government Obligations (Cost $3,048,118)		2,790,377
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills 3.81% (K), 03/17/2026 (F)	565,000	560,936
Total Short-Term U.S. Government Obligation (Cost $560,614)		560,936

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (K)	2,975,321	2,975,321
Total Other Investment Company (Cost $2,975,321)		2,975,321

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 1.35% (K), dated 12/31/2025, to be repurchased at $24,509,236 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $24,997,723.	$ 24,507,398	24,507,398
Total Repurchase Agreement (Cost $24,507,398)		24,507,398
Total Investments (Cost $823,208,040)		857,008,376
Net Other Assets (Liabilities) - 0.2%		1,819,122
Net Assets - 100.0%		$ 858,827,498
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	71	03/31/2026	$14,829,304	$14,824,023	$—	$(5,281)
5-Year U.S. Treasury Notes	69	03/31/2026	7,561,046	7,542,023	—	(19,023)
10-Year U.S. Treasury Notes	662	03/20/2026	74,824,551	74,433,625	—	(390,926)
30-Year U.S. Treasury Bonds	150	03/20/2026	17,486,683	17,339,062	—	(147,621)
AUD Currency	199	03/16/2026	13,215,968	13,279,270	63,302	—
E-Mini Russell 1000® Index	47	03/20/2026	11,266,588	11,288,695	22,107	—
EUR Currency	61	03/16/2026	8,911,835	8,982,250	70,415	—
EURO STOXX 50® Index	34	03/20/2026	2,319,335	2,333,877	14,542	—
Euro-BTP Italy Government Bonds	134	03/06/2026	18,961,555	18,925,562	—	(35,993)
FTSE 100 Index	39	03/20/2026	5,114,272	5,225,991	111,719	—
GBP Currency	53	03/16/2026	4,407,216	4,457,962	50,746	—
MSCI Emerging Markets Index	36	03/20/2026	2,520,431	2,540,520	20,089	—
S&P 500® E-Mini Index	23	03/20/2026	8,012,312	7,926,375	—	(85,937)
TOPIX Index	20	03/12/2026	4,311,109	4,358,401	47,292	—
U.K. Gilt	204	03/27/2026	24,990,601	25,125,097	134,496	—
Total					$534,708	$(684,781)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(34)	03/13/2026	$(28,970,578)	$(28,740,679)	$229,899	$—
10-Year U.S. Treasury Ultra Notes	(119)	03/20/2026	(13,767,583)	(13,686,859)	80,724	—
CHF Currency	(111)	03/16/2026	(17,382,528)	(17,631,656)	—	(249,128)
DJ U.S. Real Estate Index	(124)	03/20/2026	(4,447,595)	(4,436,720)	10,875	—
German Euro Bund	(130)	03/06/2026	(19,459,392)	(19,489,634)	—	(30,242)
MSCI EAFE Index	(9)	03/20/2026	(1,299,762)	(1,305,945)	—	(6,183)
U.S. Treasury Ultra Bonds	(29)	03/20/2026	(3,468,420)	(3,422,000)	46,420	—
Total					$367,918	$(285,553)
Total Futures Contracts					$902,626	$(970,334)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	25.8%	$221,374,926
U.S. Government Obligations	19.7	168,534,303
Banks	9.1	78,083,705
Oil, Gas & Consumable Fuels	3.7	31,774,112
Electric Utilities	3.5	30,044,099
Semiconductors & Semiconductor Equipment	3.1	26,720,563
Software	1.6	14,131,237
Asset-Backed Securities	1.5	12,540,564
Pharmaceuticals	1.5	12,480,875
Insurance	1.4	12,283,812
Food Products	1.3	11,332,828
Interactive Media & Services	1.3	10,870,872
Financial Services	1.2	10,094,340
Capital Markets	1.1	9,498,574
Health Care Providers & Services	1.1	9,329,883
Biotechnology	1.0	8,771,096
Technology Hardware, Storage & Peripherals	1.0	8,528,252
Communications Equipment	1.0	8,246,738
Hotels, Restaurants & Leisure	1.0	8,195,204
Automobiles	0.9	7,719,772
Aerospace & Defense	0.8	7,156,609
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Broadline Retail	0.8%	$6,908,501
Commercial Services & Supplies	0.7	5,751,660
Internet & Catalog Retail	0.6	5,556,635
Machinery	0.6	5,458,730
Media	0.6	5,112,220
Entertainment	0.6	5,015,125
Specialty Retail	0.6	4,950,630
Mortgage-Backed Securities	0.5	4,340,742
Consumer Staples Distribution & Retail	0.5	3,912,055
Chemicals	0.4	3,733,279
Health Care Equipment & Supplies	0.4	3,680,572
Metals & Mining	0.4	3,584,110
IT Services	0.4	3,377,117
Industrial Conglomerates	0.4	3,243,162
Beverages	0.3	2,985,218
Textiles, Apparel & Luxury Goods	0.3	2,861,648
Foreign Government Obligations	0.3	2,790,377
Diversified Telecommunication Services	0.3	2,736,790
Electrical Equipment	0.3	2,709,881
Construction & Engineering	0.3	2,653,869
Containers & Packaging	0.3	2,613,472
Household Durables	0.3	2,577,488
Specialized REITs	0.3	2,562,356
Building Products	0.3	2,422,477
Consumer Finance	0.3	2,310,071
Residential REITs	0.3	2,286,579
Life Sciences Tools & Services	0.3	2,190,628
Diversified REITs	0.2	2,125,013
Retail REITs	0.2	1,982,991
Passenger Airlines	0.2	1,897,226
Electronic Equipment, Instruments & Components	0.2	1,653,308
Transportation Infrastructure	0.2	1,593,381
Professional Services	0.2	1,377,230
Health Care REITs	0.2	1,332,182
Multi-Utilities	0.2	1,314,264
Real Estate Management & Development	0.1	1,235,463
Ground Transportation	0.1	1,090,738
Tobacco	0.1	1,035,703
Automobile Components	0.1	843,822
Gas Utilities	0.1	832,568
Energy Equipment & Services	0.1	788,959
Trading Companies & Distributors	0.1	726,617
Air Freight & Logistics	0.1	679,976
Personal Care Products	0.1	642,754
Household Products	0.1	473,353
Office REITs	0.1	463,380
Construction Materials	0.0 *	364,879
Industrial REITs	0.0 *	267,135
Hotel & Resort REITs	0.0 *	206,023
Investments	96.7	828,964,721
Short-Term Investments	3.3	28,043,655
Total Investments	100.0%	$ 857,008,376
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (L)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$221,374,926	$—	$221,374,926
Common Stocks	155,454,283	61,064,513	—	216,518,796
Corporate Debt Securities	—	202,865,013	—	202,865,013
U.S. Government Obligations	—	168,534,303	—	168,534,303
Asset-Backed Securities	—	12,539,808	756	12,540,564
Mortgage-Backed Securities	—	4,340,742	—	4,340,742
Foreign Government Obligations	—	2,790,377	—	2,790,377
Short-Term U.S. Government Obligation	—	560,936	—	560,936
Other Investment Company	2,975,321	—	—	2,975,321
Repurchase Agreement	—	24,507,398	—	24,507,398
Total Investments	$158,429,604	$698,578,016	$756	$857,008,376
Other Financial Instruments
Futures Contracts (N)	$902,626	$—	$—	$902,626
Total Other Financial Instruments	$902,626	$—	$—	$902,626
LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(970,334)	$—	$—	$(970,334)
Total Other Financial Instruments	$(970,334)	$—	$—	$(970,334)

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Asset-Backed Securities(G)	$—	$—	$756	$—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the total value of 144A securities is $62,479,069, representing 7.3% of the
Portfolio's net assets.

(C)	Non-income producing security.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $3,125,830, collateralized by cash collateral of $2,975,321 and non-cash collateral, such as U.S. government securities of $215,820. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $6,179,356.
(G)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(H)	Fair valued as determined in good faith in accordance with TAM's procedures. At December 31, 2025, the total value of the securities is $756, representing 0.0% of the Portfolio’s net assets.
(I)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At December 31, 2025, the total value of the securities is $756, representing 0.0% of the Portfolio’s net assets.

(J)	Rounds to less than $1 or $(1).
(K)	Rate disclosed reflects the yield at December 31, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(L)
The Portfolio recognized transfers in and out of Level 3 as of December 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(M)	Level 3 security was not considered significant to the Portfolio.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMT	Constant Maturity Treasury
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $798,700,642) (including securities loaned of $3,125,830)	$832,500,978
Repurchase agreement, at value (cost $24,507,398)	24,507,398
Cash	3,113
Foreign currency, at value (cost $32,634)	30,179
Receivables and other assets:
Investments sold	599,654
Net income from securities lending	1,358
Shares of beneficial interest sold	32,383
Dividends	141,719
Interest	4,617,174
Tax reclaims	350,283
Variation margin receivable on futures contracts	490,459
Litigation	167
Total assets	863,274,865
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,975,321
Payables and other liabilities:
Investments purchased	141,313
Shares of beneficial interest redeemed	393,286
Investment management fees	559,311
Distribution and service fees	181,574
Transfer agent costs	878
Trustee and CCO fees	287
Audit and tax fees	49,322
Custody fees	69,619
Legal fees	6,893
Printing and shareholder reports fees	48,389
Other accrued expenses	21,174
Total liabilities	4,447,367
Net assets	$858,827,498
Net assets consist of:
Capital stock ($0.01 par value)	$609,551
Additional paid-in capital	879,311,098
Total distributable earnings (accumulated losses)	(21,093,151)
Net assets	$858,827,498
Net assets by class:
Initial Class	$60,643,174
Service Class	798,184,324
Shares outstanding:
Initial Class	4,611,338
Service Class	56,343,757
Net asset value and offering price per share:
Initial Class	$13.15
Service Class	14.17
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$4,076,188
Interest income	29,067,756
Net income from securities lending	21,141
Withholding taxes on foreign income	(181,371)
Total investment income	32,983,714
Expenses:
Investment management fees	6,361,007
Distribution and service fees:
Service Class	2,073,888
Transfer agent costs	9,817
Trustee and CCO fees	45,651
Audit and tax fees	58,167
Custody fees	295,029
Legal fees	81,889
Printing and shareholder reports fees	160,830
Other	85,605
Total expenses	9,171,883
Net investment income (loss)	23,811,831
Net realized gain (loss) on:
Investments	23,683,395
Futures contracts	(4,019,924)
Foreign currency transactions	3,424
Net realized gain (loss)	19,666,895
Net change in unrealized appreciation (depreciation) on:
Investments	28,389,692
Futures contracts	2,598,041
Translation of assets and liabilities denominated in foreign currencies	64,998
Net change in unrealized appreciation (depreciation)	31,052,731
Net realized and change in unrealized gain (loss)	50,719,626
Net increase (decrease) in net assets resulting from operations	$74,531,457
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$23,811,831	$24,970,820
Net realized gain (loss)	19,666,895	32,538,202
Net change in unrealized appreciation (depreciation)	31,052,731	(16,362,817)
Net increase (decrease) in net assets resulting from operations	74,531,457	41,146,205
Dividends and/or distributions to shareholders:
Initial Class	(2,006,659)	(1,713,448)
Service Class	(23,401,378)	(21,482,684)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(25,408,037)	(23,196,132)
Capital share transactions:
Proceeds from shares sold:
Initial Class	3,079,514	2,900,147
Service Class	735,598	1,915,342
	3,815,112	4,815,489
Dividends and/or distributions reinvested:
Initial Class	2,006,659	1,713,448
Service Class	23,401,378	21,482,684
	25,408,037	23,196,132
Cost of shares redeemed:
Initial Class	(7,542,550)	(7,361,002)
Service Class	(138,146,148)	(145,609,338)
	(145,688,698)	(152,970,340)
Net increase (decrease) in net assets resulting from capital share transactions	(116,465,549)	(124,958,719)
Net increase (decrease) in net assets	(67,342,129)	(107,008,646)
Net assets:
Beginning of year	926,169,627	1,033,178,273
End of year	$858,827,498	$926,169,627
Capital share transactions - shares:
Shares issued:
Initial Class	238,608	235,085
Service Class	53,269	143,426
	291,877	378,511
Shares reinvested:
Initial Class	156,160	135,450
Service Class	1,689,630	1,579,609
	1,845,790	1,715,059
Shares redeemed:
Initial Class	(589,005)	(589,199)
Service Class	(10,011,406)	(10,848,243)
	(10,600,411)	(11,437,442)
Net increase (decrease) in shares outstanding:
Initial Class	(194,237)	(218,664)
Service Class	(8,268,507)	(9,125,208)
	(8,462,744)	(9,343,872)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.48	$12.29	$11.52	$15.60	$16.13
Investment operations:
Net investment income (loss)(A)	0.37	0.35	0.28	0.20	0.22
Net realized and unrealized gain (loss)	0.74	0.20	0.72	(2.46)	0.57
Total investment operations	1.11	0.55	1.00	(2.26)	0.79
Dividends and/or distributions to shareholders:
Net investment income	(0.44)	(0.36)	(0.23)	(0.27)	(0.31)
Net realized gains	—	—	—	(1.55)	(1.01)
Total dividends and/or distributions to shareholders	(0.44)	(0.36)	(0.23)	(1.82)	(1.32)
Net asset value, end of year	$13.15	$12.48	$12.29	$11.52	$15.60
Total return(B)	9.01%	4.44%	8.90%	(14.80)%	4.91%
Ratio and supplemental data:
Net assets end of year (000’s)	$60,643	$59,969	$61,743	$63,613	$81,871
Expenses to average net assets(C)	0.80%	0.79%	0.77%	0.75%	0.77%
Net investment income (loss) to average net assets	2.91%	2.77%	2.37%	1.52%	1.39%
Portfolio turnover rate(D)	47%	86%	65%	106%	83%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 47%, 86%, 69%, 162% and 106%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.41	$13.17	$12.33	$16.54	$17.03
Investment operations:
Net investment income (loss)(A)	0.37	0.34	0.27	0.18	0.19
Net realized and unrealized gain (loss)	0.79	0.22	0.76	(2.61)	0.59
Total investment operations	1.16	0.56	1.03	(2.43)	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.40)	(0.32)	(0.19)	(0.23)	(0.26)
Net realized gains	—	—	—	(1.55)	(1.01)
Total dividends and/or distributions to shareholders	(0.40)	(0.32)	(0.19)	(1.78)	(1.27)
Net asset value, end of year	$14.17	$13.41	$13.17	$12.33	$16.54
Total return(B)	8.75%	4.24%	8.57%	(15.03)%	4.63%
Ratio and supplemental data:
Net assets end of year (000’s)	$798,184	$866,201	$971,435	$1,025,029	$1,354,922
Expenses to average net assets(C)	1.05%	1.03%	1.01%	1.00%	1.02%
Net investment income (loss) to average net assets	2.66%	2.52%	2.12%	1.26%	1.14%
Portfolio turnover rate(D)	47%	86%	65%	106%	83%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 47%, 86%, 69%, 162% and 106%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at December 31, 2025, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$112,982	$—	$—	$—	$112,982
Corporate Debt Securities	1,864,123	—	—	—	1,864,123
U.S. Government Obligations	998,216	—	—	—	998,216
Total Securities Lending Transactions	$2,975,321	$—	$—	$—	$2,975,321
Total Borrowings	$2,975,321	$—	$—	$—	$2,975,321
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$491,539	$184,463	$226,624	$—	$—	$902,626
Total	$491,539	$184,463	$226,624	$—	$—	$902,626
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(629,086)	$(249,128)	$(92,120)	$—	$—	$(970,334)
Total	$(629,086)	$(249,128)	$(92,120)	$—	$—	$(970,334)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$2,187,608	$64,589	$(6,272,121)	$—	$—	$(4,019,924)
Total	$2,187,608	$64,589	$(6,272,121)	$—	$—	$(4,019,924)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$528,599	$(682,202)	$2,751,644	$—	$—	$2,598,041
Total	$528,599	$(682,202)	$2,751,644	$—	$—	$2,598,041
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$193,804,413
Average notional value of contracts — short	(97,295,396)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation).The
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
sub-adviser’s evaluations and assumptions in selecting underlying mutual funds, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million up to $1.5 billion	0.680
Over $1.5 billion up to $2.5 billion	0.670
Over $2.5 billion	0.650
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2026
Service Class	1.06	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$319,852,592	$82,665,977	$365,031,032	$157,818,409
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark-to-market, passive foreign investment companies, premium amortization accruals, futures straddle loss deferral and forward contracts mark-to-market. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to a portion of the payments made to redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$(291)	$291
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$826,743,127	$52,764,572	$(22,222,144)	$30,542,428
As of December 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$55,775,014	$19,620,160
During the year ended December 31, 2025, the capital loss carryforwards utilized are $20,069,603.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$25,408,037	$—	$—	$—	$23,196,132	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$24,339,619	$—	$—	$(75,395,174)	$—	$(603,160)	$30,565,564
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica JPMorgan Tactical Allocation VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Madison Diversified Income VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 41.6%
Banks - 2.5%
Bank of America Corp.	24,950	$ 1,372,250
JPMorgan Chase & Co.	4,100	1,321,102
		2,693,352
Beverages - 0.9%
PepsiCo, Inc.	6,400	918,528
Biotechnology - 1.3%
AbbVie, Inc.	5,925	1,353,803
Capital Markets - 4.9%
Blackrock, Inc.	1,550	1,659,027
CME Group, Inc.	6,600	1,802,328
Morgan Stanley	9,731	1,727,544
		5,188,899
Chemicals - 0.7%
Air Products & Chemicals, Inc.	3,000	741,060
Electric Utilities - 1.7%
NextEra Energy, Inc.	22,700	1,822,356
Electrical Equipment - 0.8%
Rockwell Automation, Inc.	2,300	894,861
Electronic Equipment, Instruments & Components - 1.3%
TE Connectivity PLC	6,050	1,376,436
Food Products - 0.7%
Hershey Co.	4,000	727,920
Ground Transportation - 1.3%
Union Pacific Corp.	6,200	1,434,184
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	10,250	1,284,222
Medtronic PLC	14,950	1,436,097
		2,720,319
Health Care Providers & Services - 0.7%
Elevance Health, Inc.	2,050	718,628
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	3,625	1,107,909
Household Products - 1.7%
Colgate-Palmolive Co.	8,800	695,376
Procter & Gamble Co.	7,775	1,114,235
		1,809,611
Industrial Conglomerates - 1.5%
Honeywell International, Inc.	8,150	1,589,984
Insurance - 0.7%
Marsh & McLennan Cos., Inc.	4,200	779,184
Machinery - 2.3%
Cummins, Inc.	1,400	714,630
Deere & Co.	925	430,652
Illinois Tool Works, Inc.	5,200	1,280,760
		2,426,042
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	11,975	$ 1,825,110
EOG Resources, Inc.	10,800	1,134,108
Exxon Mobil Corp.	15,500	1,865,270
		4,824,488
Pharmaceuticals - 2.0%
Johnson & Johnson	10,550	2,183,323
Professional Services - 1.2%
Automatic Data Processing, Inc.	5,050	1,299,012
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	4,200	1,139,040
QUALCOMM, Inc.	6,650	1,137,482
Texas Instruments, Inc.	7,400	1,283,826
		3,560,348
Specialty Retail - 2.5%
Home Depot, Inc.	4,100	1,410,810
Lowe's Cos., Inc.	5,000	1,205,800
		2,616,610
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	10,440	665,132
Trading Companies & Distributors - 0.9%
Fastenal Co.	23,900	959,107
Total Common Stocks (Cost $36,977,979)		44,411,096

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.3%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	$ 1,400,621	1,193,326
2.50%, 02/01/2032 - 01/01/2052	2,154,214	1,892,264
3.00%, 09/01/2042 - 08/01/2052	1,555,949	1,412,574
3.50%, 11/01/2040 - 05/01/2052	1,671,304	1,567,472
4.00%, 04/01/2033 - 03/01/2047	123,320	121,678
4.50%, 08/01/2039 - 12/01/2052	405,103	403,504
5.00%, 05/01/2040 - 02/01/2053	2,147,237	2,155,152
5.50%, 01/01/2037 - 02/01/2054	1,282,199	1,313,888
6.00%, 09/01/2053	520,977	539,077
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	52,938	54,184
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,299,959	2,940,168
3.00%, 12/01/2028 - 01/01/2049	1,670,572	1,553,962
3.50%, 12/01/2031 - 08/01/2052	1,965,156	1,844,288
4.00%, 02/01/2035 - 09/01/2052	2,814,319	2,696,633
4.50%, 05/01/2038 - 07/01/2053	1,733,667	1,713,581
5.00%, 10/01/2052 - 12/01/2052	1,120,812	1,123,025
5.50%, 10/01/2052 - 05/01/2054	1,459,222	1,486,162
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	74,069	72,736
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
3.50%, 04/25/2031	$ 67,209	$ 66,262
5.50%, 05/25/2051 - 10/25/2051	1,100,565	1,113,865
Federal National Mortgage Association-ACES
3.16% (A), 11/25/2027	380,571	376,487
Government National Mortgage Association
3.50%, 12/15/2042	25,829	24,105
4.00%, 12/15/2039	3,248	3,152
4.50%, 08/15/2040	1,370	1,371
Government National Mortgage Association REMICS
4.50%, 03/16/2065	241,119	239,631
Total U.S. Government Agency Obligations (Cost $26,692,623)		25,908,547
CORPORATE DEBT SECURITIES - 17.7%
Aerospace & Defense - 0.3%
BAE Systems PLC
5.30%, 03/26/2034 (B)	250,000	258,886
Banks - 4.5%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	300,000	286,171
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	250,000	235,434
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	200,000	202,397
Fixed until 09/19/2034, 5.41% (A), 09/19/2039	150,000	150,947
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	200,000	195,511
Fixed until 07/27/2028, 6.34% (A), 07/27/2029	100,000	105,312
Goldman Sachs Group, Inc.
Fixed until 04/23/2030, 5.22% (A), 04/23/2031	250,000	258,212
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (A), 08/15/2036	300,000	260,099
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (A), 01/23/2035	250,000	259,105
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (A), 02/22/2031	250,000	260,676
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	250,000	259,869
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	250,000	282,907
Royal Bank of Canada
5.15%, 02/01/2034	175,000	182,410
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	$ 125,000	$ 117,919
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	249,515
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	200,000	203,777
Fixed until 06/08/2033, 5.87% (A), 06/08/2034	300,000	319,228
U.S. Bancorp
Fixed until 02/01/2033, 4.84% (A), 02/01/2034	225,000	226,653
Fixed until 01/23/2029, 5.38% (A), 01/23/2030	125,000	129,461
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	200,000	200,701
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (A), 01/23/2030	125,000	128,731
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	250,000	258,969
		4,774,004
Beverages - 0.3%
Diageo Investment Corp.
5.13%, 08/15/2030	200,000	207,201
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	145,240
		352,441
Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	75,000	73,440
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	181,299
		254,739
Building Products - 0.4%
Carrier Global Corp.
3.58%, 04/05/2050	34,000	25,031
6.20%, 03/15/2054	98,000	105,961
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	266,389
		397,381
Capital Markets - 0.2%
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	199,878
Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	100,000	64,443
Nutrien Ltd.
5.80%, 03/27/2053	250,000	249,562
		314,005
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.6%
PayPal Holdings, Inc.
5.10%, 04/01/2035	$ 100,000	$ 101,755
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	280,789
Textron, Inc.
2.45%, 03/15/2031	250,000	226,573
		609,117
Communications Equipment - 0.5%
AT&T, Inc.
2.25%, 02/01/2032	200,000	175,401
4.75%, 05/15/2046	75,000	64,983
Verizon Communications, Inc.
5.88%, 11/30/2055	250,000	247,000
		487,384
Consumer Staples Distribution & Retail - 0.4%
Lowe's Cos., Inc.
3.00%, 10/15/2050	150,000	95,078
Tractor Supply Co.
5.25%, 05/15/2033	100,000	103,411
Walmart, Inc.
4.90%, 04/28/2035	250,000	257,004
		455,493
Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	124,348
Diversified REITs - 0.3%
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	180,952
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	183,085
		364,037
Electric Utilities - 0.7%
DTE Electric Co.
5.40%, 04/01/2053	250,000	242,606
Duke Energy Corp.
3.75%, 09/01/2046	250,000	189,585
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	160,403
PECO Energy Co.
3.05%, 03/15/2051	250,000	163,056
		755,650
Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp.
1.80%, 04/01/2026	200,000	198,722
Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	250,000	252,044
American Express Co.
Fixed until 10/30/2030, 6.49% (A), 10/30/2031	250,000	273,045
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (A), 05/10/2028	$ 200,000	$ 202,355
Fixed until 06/08/2028, 6.31% (A), 06/08/2029	200,000	209,890
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	250,000	175,772
Synchrony Financial
3.70%, 08/04/2026	100,000	99,646
		1,212,752
Food Products - 0.5%
J.M. Smucker Co.
6.20%, 11/15/2033	250,000	270,992
Mars, Inc.
5.20%, 03/01/2035 (B)	100,000	102,783
5.70%, 05/01/2055 (B)	100,000	99,613
		473,388
Health Care Providers & Services - 0.5%
Cigna Group
4.38%, 10/15/2028	50,000	50,454
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	350,000	317,801
Humana, Inc.
5.38%, 04/15/2031	150,000	155,083
		523,338
Health Care REITs - 0.3%
Healthpeak OP LLC
3.25%, 07/15/2026	150,000	149,271
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	210,061
		359,332
Insurance - 1.2%
Aflac, Inc.
4.75%, 01/15/2049	250,000	220,323
American International Group, Inc.
4.75%, 04/01/2048	100,000	88,896
Athene Holding Ltd.
6.25%, 04/01/2054	125,000	121,559
Empower Finance 2020 LP
3.08%, 09/17/2051 (B)	350,000	225,634
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	250,000	235,356
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	69,289
Old Republic International Corp.
3.85%, 06/11/2051	250,000	180,789
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	137,039
		1,278,885
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.1%
Meta Platforms, Inc.
4.88%, 11/15/2035	$ 150,000	$ 149,799
IT Services - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	170,245
8.35%, 07/15/2046	19,000	24,102
HP, Inc.
2.65%, 06/17/2031	250,000	225,420
		419,767
Oil, Gas & Consumable Fuels - 3.0%
Devon Energy Corp.
5.20%, 09/15/2034 (C)	400,000	398,236
Diamondback Energy, Inc.
5.40%, 04/18/2034	295,000	302,058
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	238,925
Enbridge, Inc.
5.70%, 03/08/2033	125,000	131,661
Energy Transfer LP
5.25%, 04/15/2029	100,000	102,754
6.55%, 12/01/2033	250,000	274,007
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	188,125
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	338,387
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	173,990
MPLX LP
2.65%, 08/15/2030	400,000	370,472
Phillips 66
4.65%, 11/15/2034	100,000	97,975
Valero Energy Corp.
4.00%, 06/01/2052	100,000	73,711
6.63%, 06/15/2037	250,000	275,283
Valero Energy Partners LP
4.50%, 03/15/2028	250,000	251,700
		3,217,284
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (B)	250,000	251,518
Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	200,000	189,375
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.80%, 06/15/2030	125,000	126,731
Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030	200,000	205,365
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.0% *
Broadcom, Inc.
3.19%, 11/15/2036 (B)	$ 9,000	$ 7,633
Software - 0.7%
Fiserv, Inc.
3.50%, 07/01/2029	100,000	96,975
Oracle Corp.
3.95%, 03/25/2051	250,000	164,490
Paychex, Inc.
5.60%, 04/15/2035	200,000	209,459
VMware LLC
2.20%, 08/15/2031	250,000	222,139
		693,063
Technology Hardware, Storage & Peripherals - 0.2%
CDW LLC/CDW Finance Corp.
5.10%, 03/01/2030	204,000	207,742
		207,742
Total Corporate Debt Securities (Cost $19,876,517)		18,862,057
U.S. GOVERNMENT OBLIGATIONS - 11.6%
U.S. Treasury - 11.6%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	410,320
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,386,664
3.00%, 05/15/2047	750,000	563,203
3.75%, 08/15/2041	250,000	225,313
4.13%, 08/15/2053	750,000	663,926
4.25%, 08/15/2054	1,000,000	904,141
4.38%, 05/15/2041	500,000	487,187
4.63%, 05/15/2044	715,000	701,985
U.S. Treasury Notes
2.63%, 02/15/2029	1,500,000	1,458,516
3.88%, 11/30/2029	1,000,000	1,008,359
4.00%, 02/29/2028 - 02/15/2034	1,970,000	1,984,834
4.13%, 11/15/2032	250,000	252,861
4.38%, 05/15/2034	1,000,000	1,021,914
4.63%, 06/15/2027 - 09/30/2028	1,300,000	1,330,613
Total U.S. Government Obligations (Cost $13,404,565)		12,399,836
MORTGAGE-BACKED SECURITIES - 2.8%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1, 1.72% (A), 02/25/2055 (B)	2,291	2,284
CIM Trust
Series 2021-J2, Class A4, 2.50% (A), 04/25/2051 (B)	238,962	216,475
FREMF Mortgage Trust
Series 2020-K106, Class B, 3.56% (A), 03/25/2053 (B)	250,000	236,867
GCAT Trust
Series 2021-NQM1, Class A1, 0.87% (A), 01/25/2066 (B)	112,629	100,960
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2, 2.50% (A), 05/25/2051 (B)	$ 140,324	$ 117,987
JPMorgan Mortgage Trust
Series 2021-1, Class A3, 2.50% (A), 06/25/2051 (B)	396,473	331,829
Series 2021-3, Class A3, 2.50% (A), 07/25/2051 (B)	187,256	157,192
Series 2021-6, Class A4, 2.50% (A), 10/25/2051 (B)	473,966	428,520
Series 2024-5, Class A4, 6.00% (A), 11/25/2054 (B)	115,221	116,219
JPMorgan Wealth Management
Series 2020-ATR1, Class A3, 3.00% (A), 02/25/2050 (B)	94,653	83,836
PSMC Trust
Series 2021-1, Class A11, 2.50% (A), 03/25/2051 (B)	283,492	254,555
RCKT Mortgage Trust
Series 2021-6, Class A5, 2.50% (A), 12/25/2051 (B)	272,468	244,291
Sequoia Mortgage Trust
Series 2013-7, Class A2, 3.00% (A), 06/25/2043	165,128	150,174
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.58% (A), 10/27/2064 (B)	399,439	400,673
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2, 2.50% (A), 09/25/2051 (B)	173,076	145,289
Total Mortgage-Backed Securities (Cost $3,331,500)		2,987,151
ASSET-BACKED SECURITIES - 0.5%
Carmax Auto Owner Trust
Series 2022-3, Class A4, 4.06%, 02/15/2028	203,000	203,076
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (B)	127,003	127,595
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (B)	31,497	31,604
Series 2023-1, Class A2, 5.51%, 01/22/2029 (B)	21,299	21,332
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85% (A), 01/25/2064 (B)	$ 171,343	$ 172,273
Total Asset-Backed Securities (Cost $549,095)		555,880
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Massachusetts - 0.0% *
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,034
Total Municipal Government Obligation (Cost $35,000)		35,034

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (D)	10,350	10,350
Total Other Investment Company (Cost $10,350)		10,350

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.35% (D), dated 12/31/2025, to be repurchased at $1,242,864 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $1,267,671.	$ 1,242,771	1,242,771
Total Repurchase Agreement (Cost $1,242,771)		1,242,771
Total Investments (Cost $102,120,400)		106,412,722
Net Other Assets (Liabilities) - 0.3%		312,168
Net Assets - 100.0%		$ 106,724,890
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$44,411,096	$—	$—	$44,411,096
U.S. Government Agency Obligations	—	25,908,547	—	25,908,547
Corporate Debt Securities	—	18,862,057	—	18,862,057
U.S. Government Obligations	—	12,399,836	—	12,399,836
Mortgage-Backed Securities	—	2,987,151	—	2,987,151
Asset-Backed Securities	—	555,880	—	555,880
Municipal Government Obligation	—	35,034	—	35,034
Other Investment Company	10,350	—	—	10,350
Repurchase Agreement	—	1,242,771	—	1,242,771
Total Investments	$44,421,446	$61,991,276	$—	$106,412,722
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the total value of 144A securities is $5,271,806, representing 4.9% of the
Portfolio's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $10,136, collateralized by cash collateral of $10,350. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at December 31, 2025.
(E)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $100,877,629) (including securities loaned of $10,136)	$105,169,951
Repurchase agreement, at value (cost $1,242,771)	1,242,771
Receivables and other assets:
Net income from securities lending	142
Dividends	42,454
Interest	435,215
Total assets	106,890,533
Liabilities:
Cash collateral received upon return of:
Securities on loan	10,350
Payables and other liabilities:
Shares of beneficial interest redeemed	4,321
Investment management fees	71,050
Distribution and service fees	24,332
Transfer agent costs	109
Trustee and CCO fees	36
Audit and tax fees	32,275
Custody fees	8,999
Legal fees	858
Printing and shareholder reports fees	7,127
Other accrued expenses	6,186
Total liabilities	165,643
Net assets	$106,724,890
Net assets consist of:
Capital stock ($0.01 par value)	$92,317
Additional paid-in capital	101,141,583
Total distributable earnings (accumulated losses)	5,490,990
Net assets	$106,724,890
Shares outstanding	9,231,711
Net asset value and offering price per share	$11.56
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$1,182,784
Interest income	2,711,387
Net income from securities lending	1,097
Total investment income	3,895,268
Expenses:
Investment management fees	808,747
Distribution and service fees	276,968
Transfer agent costs	1,222
Trustee and CCO fees	5,696
Audit and tax fees	34,407
Custody fees	35,964
Legal fees	10,203
Printing and shareholder reports fees	12,135
Other	20,811
Total expenses	1,206,153
Net investment income (loss)	2,689,115
Net realized gain (loss) on:
Investments	1,529,000
Net change in unrealized appreciation (depreciation) on:
Investments	3,535,062
Net realized and change in unrealized gain (loss)	5,064,062
Net increase (decrease) in net assets resulting from operations	$7,753,177
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$2,689,115	$2,879,442
Net realized gain (loss)	1,529,000	(658,207)
Net change in unrealized appreciation (depreciation)	3,535,062	1,882,990
Net increase (decrease) in net assets resulting from operations	7,753,177	4,104,225
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(2,995,025)	(3,024,457)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,995,025)	(3,024,457)
Capital share transactions:
Proceeds from shares sold	3,128,988	2,845,371
Dividends and/or distributions reinvested	2,995,025	3,024,457
Cost of shares redeemed	(17,770,660)	(22,882,513)
Net increase (decrease) in net assets resulting from capital share transactions	(11,646,647)	(17,012,685)
Net increase (decrease) in net assets	(6,888,495)	(15,932,917)
Net assets:
Beginning of year	113,613,385	129,546,302
End of year	$106,724,890	$113,613,385
Capital share transactions - shares:
Shares issued	274,012	256,011
Shares reinvested	261,574	269,559
Shares redeemed	(1,560,561)	(2,064,510)
Net increase (decrease) in shares outstanding	(1,024,975)	(1,538,940)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.08	$10.98	$11.29	$15.03	$14.34
Investment operations:
Net investment income (loss)(A)	0.28	0.26	0.24	0.22	0.18
Net realized and unrealized gain (loss)	0.52	0.12	0.19	(1.74)	0.94
Total investment operations	0.80	0.38	0.43	(1.52)	1.12
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.28)	(0.23)	(0.23)	(0.24)
Net realized gains	—	—	(0.51)	(1.99)	(0.19)
Total dividends and/or distributions to shareholders	(0.32)	(0.28)	(0.74)	(2.22)	(0.43)
Net asset value, end of year	$11.56	$11.08	$10.98	$11.29	$15.03
Total return(B)	7.22%	3.47%	3.97%	(10.38)%	7.87%
Ratio and supplemental data:
Net assets end of year (000’s)	$106,725	$113,613	$129,546	$143,440	$176,032
Expenses to average net assets	1.09%	1.08%	1.08%	1.06%	1.05%
Net investment income (loss) to average net assets	2.43%	2.37%	2.19%	1.69%	1.21%
Portfolio turnover rate	16%	17%	31%	32%	33%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
(i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended December 31, 2025, commissions recaptured are $1,792.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$10,350	$—	$—	$—	$10,350
Total Borrowings	$10,350	$—	$—	$—	$10,350
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar Portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.09%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$12,530,577	$4,569,081	$19,471,473	$9,164,956
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and premium amortization accruals. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$102,184,329	$8,750,895	$(4,522,502)	$4,228,393
As of December 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$620,971	$833,068
During the year ended December 31, 2025, the capital loss carryforwards utilized are $1,455,401.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$2,995,025	$—	$—	$—	$3,024,457	$—	$—	$—
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$2,716,636	$—	$—	$(1,454,039)	$—	$—	$4,228,393
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Madison Diversified Income VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Madison Diversified Income VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Market Participation Strategy VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.0%
U.S. Treasury - 25.0%
U.S. Treasury Bonds, Principal Only STRIPS
02/15/2027	$ 18,000,000	$ 17,307,375
U.S. Treasury Notes
1.63%, 10/31/2026	41,000,000	40,349,710
3.63%, 09/30/2031	12,000,000	11,880,000
Total U.S. Government Obligations (Cost $70,690,281)		69,537,085
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.0%
Federal Home Loan Banks
3.25%, 11/16/2028 (A)	29,000,000	28,833,353
Federal National Mortgage Association
6.25%, 05/15/2029	6,500,000	7,041,289
7.25%, 05/15/2030	10,000,000	11,423,221
Total U.S. Government Agency Obligations (Cost $48,630,352)		47,297,863
FOREIGN GOVERNMENT OBLIGATIONS - 11.1%
Supranational - 11.1%
European Investment Bank
3.88%, 03/15/2028	7,000,000	7,045,273

Inter-American Development Bank
4.00%, 01/12/2028	7,000,000	7,057,123

International Bank for Reconstruction & Development
0.88%, 07/15/2026	17,000,000	16,745,607
Total Foreign Government Obligations (Cost $31,026,992)		30,848,003
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 17.9%
U.S. Treasury Bills
3.84% (B), 03/03/2026 (C)	25,000,000	24,851,922
3.89% (B), 01/06/2026	25,000,000	24,990,403
Total Short-Term U.S. Government Obligations (Cost $49,829,359)		49,842,325

	Shares	Value
OTHER INVESTMENT COMPANY - 6.2%
Securities Lending Collateral - 6.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (B)	17,349,313	$ 17,349,313
Total Other Investment Company (Cost $17,349,313)		17,349,313

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 1.35% (B), dated 12/31/2025, to be repurchased at $13,611,176 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $13,882,514.	$ 13,610,155	13,610,155
	Total Repurchase Agreement (Cost $13,610,155)	13,610,155
	Total Investments Excluding Options Purchased (Cost $231,136,452)	228,484,744
	Total Options Purchased - 24.0% (Cost $45,747,563)	66,662,140
	Total Investments (Cost $276,884,015)	295,146,884
	Net Other Assets (Liabilities) - (6.1)%	(16,901,413)
	Net Assets - 100.0%	$ 278,245,471
OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call – S&P 500® Index	UBS	USD	5,450.00	06/11/2029	USD	92,414,250	135	$17,955,068	$30,011,020
Call – S&P 500® Index	GSC	USD	6,100.00	01/31/2030	USD	130,064,500	190	27,792,495	36,651,120
Total								$45,747,563	$66,662,140
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	259	03/31/2026	$28,415,560	$28,309,914	$—	$(105,646)
10-Year U.S. Treasury Notes	295	03/20/2026	33,395,408	33,169,062	—	(226,346)
30-Year U.S. Treasury Bonds	69	03/20/2026	8,062,872	7,975,969	—	(86,903)
Total					$—	$(418,895)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(39)	03/20/2026	$(13,392,750)	$(13,440,375)	$—	$(47,625)
Total Futures Contracts					$—	$(466,520)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$69,537,085	$—	$69,537,085
U.S. Government Agency Obligations	—	47,297,863	—	47,297,863
Foreign Government Obligations	—	30,848,003	—	30,848,003
Short-Term U.S. Government Obligations	—	49,842,325	—	49,842,325
Other Investment Company	17,349,313	—	—	17,349,313
Repurchase Agreement	—	13,610,155	—	13,610,155
Over-the-Counter Options Purchased	—	66,662,140	—	66,662,140
Total Investments	$17,349,313	$277,797,571	$—	$295,146,884
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(466,520)	$—	$—	$(466,520)
Total Other Financial Instruments	$(466,520)	$—	$—	$(466,520)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $17,004,331, collateralized by cash collateral of $17,349,313. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at December 31, 2025.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $2,584,600.
(D)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
COUNTERPARTY ABBREVIATION(S):
GSC	Goldman Sachs & Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
STRIPS	Separate Trading of Registered Interest and Principal of Securities
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $263,273,860) (including securities loaned of $17,004,331)	$281,536,729
Repurchase agreement, at value (cost $13,610,155)	13,610,155
Receivables and other assets:
Net income from securities lending	7,612
Interest	768,024
Total assets	295,922,520
Liabilities:
Cash collateral received upon return of:
Securities on loan	17,349,313
Payables and other liabilities:
Shares of beneficial interest redeemed	36,604
Investment management fees	173,110
Distribution and service fees	63,643
Transfer agent costs	288
Trustee and CCO fees	95
Audit and tax fees	23,602
Custody fees	5,562
Legal fees	2,233
Printing and shareholder reports fees	11,255
Other accrued expenses	6,874
Variation margin payable on futures contracts	4,470
Total liabilities	17,677,049
Net assets	$278,245,471
Net assets consist of:
Capital stock ($0.01 par value)	$234,565
Additional paid-in capital	231,278,701
Total distributable earnings (accumulated losses)	46,732,205
Net assets	$278,245,471
Shares outstanding	23,456,549
Net asset value and offering price per share	$11.86
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Interest income	$5,829,641
Net income from securities lending	91,462
Total investment income	5,921,103
Expenses:
Investment management fees	1,964,200
Distribution and service fees	722,132
Transfer agent costs	3,192
Trustee and CCO fees	14,782
Audit and tax fees	25,726
Custody fees	22,144
Legal fees	26,590
Printing and shareholder reports fees	35,798
Other	26,076
Total expenses	2,840,640
Net investment income (loss)	3,080,463
Net realized gain (loss) on:
Investments	24,002,235
Futures contracts	1,357,643
Net realized gain (loss)	25,359,878
Net change in unrealized appreciation (depreciation) on:
Investments	(1,071,294)
Futures contracts	64,631
Net change in unrealized appreciation (depreciation)	(1,006,663)
Net realized and change in unrealized gain (loss)	24,353,215
Net increase (decrease) in net assets resulting from operations	$27,433,678
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$3,080,463	$3,588,295
Net realized gain (loss)	25,359,878	21,083,539
Net change in unrealized appreciation (depreciation)	(1,006,663)	20,350,682
Net increase (decrease) in net assets resulting from operations	27,433,678	45,022,516
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(13,795,540)	(4,825,962)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(13,795,540)	(4,825,962)
Capital share transactions:
Proceeds from shares sold	981,410	3,601,150
Dividends and/or distributions reinvested	13,795,540	4,825,962
Cost of shares redeemed	(56,939,742)	(66,765,453)
Net increase (decrease) in net assets resulting from capital share transactions	(42,162,792)	(58,338,341)
Net increase (decrease) in net assets	(28,524,654)	(18,141,787)
Net assets:
Beginning of year	306,770,125	324,911,912
End of year	$278,245,471	$306,770,125
Capital share transactions - shares:
Shares issued	85,603	341,135
Shares reinvested	1,205,904	441,130
Shares redeemed	(4,945,709)	(6,178,327)
Net increase (decrease) in shares outstanding	(3,654,202)	(5,396,062)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.32	$10.00	$9.00	$14.11	$13.78
Investment operations:
Net investment income (loss)(A)	0.12	0.12	0.14	0.04	0.01
Net realized and unrealized gain (loss)	0.99	1.37	0.90	(2.07)	1.92
Total investment operations	1.11	1.49	1.04	(2.03)	1.93
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.17)	(0.04)	(0.00)(B)	(0.07)
Net realized gains	(0.42)	—	—	(3.08)	(1.53)
Total dividends and/or distributions to shareholders	(0.57)	(0.17)	(0.04)	(3.08)	(1.60)
Net asset value, end of year	$11.86	$11.32	$10.00	$9.00	$14.11
Total return(C)	10.02%	14.94%	11.55%	(15.30)%	14.45%
Ratio and supplemental data:
Net assets end of year (000’s)	$278,245	$306,770	$324,912	$336,365	$460,349
Expenses to average net assets	0.98%	0.98%	0.98%	0.97%	0.96%
Net investment income (loss) to average net assets	1.07%	1.12%	1.46%	0.35%	0.04%
Portfolio turnover rate	25%	10%	16%	3%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
(i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$17,349,313	$—	$—	$—	$17,349,313
Total Borrowings	$17,349,313	$—	$—	$—	$17,349,313
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at December 31, 2025, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$—	$66,662,140	$—	$—	$66,662,140
Total	$—	$—	$66,662,140	$—	$—	$66,662,140
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(418,895)	$—	$(47,625)	$—	$—	$(466,520)
Total	$(418,895)	$—	$(47,625)	$—	$—	$(466,520)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$24,704,177	$—	$—	$24,704,177
Futures contracts	1,233,729	—	123,914	—	—	1,357,643
Total	$1,233,729	$—	$24,828,091	$—	$—	$26,061,820

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(7,090,926)	$—	$—	$(7,090,926)
Futures contracts	125,749	—	(61,118)	—	—	64,631
Total	$125,749	$—	$(7,152,044)	$—	$—	$(7,026,295)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Options:
Average value of option contracts purchased	$58,366,771
Futures contracts:
Average notional value of contracts — long	67,954,902
Average notional value of contracts — short	(3,075,419)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting investments may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Leveraging risk: To the extent that the Portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the Portfolio’s assets. The Portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.07%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$27,792,495	$23,205,253	$55,187,305	$50,375,508
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, futures contracts mark-to-market. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$276,884,015	$21,217,974	$(2,955,105)	$18,262,869
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$3,586,600	$—	$10,208,940	$—	$4,825,962	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$4,948,984	$—	$23,520,352	$—	$—	$—	$18,262,869
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Market Participation Strategy VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Market Participation Strategy VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $10,208,940 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Capital Growth VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 94.1%
Automobiles - 8.9%
Tesla, Inc. (A)	36,420	$ 16,378,802
Biotechnology - 3.4%
Roivant Sciences Ltd. (A)	287,845	6,246,236
Broadline Retail - 1.1%
MercadoLibre, Inc. (A)	973	1,959,875
Capital Markets - 1.6%
Coinbase Global, Inc., Class A (A)	3,492	789,681
Intercontinental Exchange, Inc.	13,045	2,112,768
		2,902,449
Entertainment - 4.6%
ROBLOX Corp., Class A (A)	105,598	8,556,606
Financial Services - 9.7%
Affirm Holdings, Inc. (A)	176,580	13,142,849
Federal National Mortgage Association (A)(B)	452,509	4,855,422
		17,998,271
Health Care Equipment & Supplies - 3.0%
Medline, Inc., Class A (A)	134,034	5,629,428
Hotels, Restaurants & Leisure - 6.6%
Airbnb, Inc., Class A (A)	24,111	3,272,345
DoorDash, Inc., Class A (A)	39,620	8,973,138
		12,245,483
IT Services - 21.1%
Cloudflare, Inc., Class A (A)	120,004	23,658,789
Shopify, Inc., Class A (A)	54,343	8,747,593
Snowflake, Inc., Class A (A)	30,171	6,618,310
		39,024,692
Pharmaceuticals - 5.4%
Royalty Pharma PLC, Class A	260,845	10,079,051
Real Estate Management & Development - 0.5%
Opendoor Technologies, Inc. (A)	152,325	888,055
Software - 19.0%
AppLovin Corp., Class A (A)	21,312	14,360,452
Aurora Innovation, Inc. (A)	1,303,178	5,004,203
BitMine Immersion Technologies, Inc.	60,355	1,638,638
Crowdstrike Holdings, Inc., Class A (A)	5,875	2,753,965
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Samsara, Inc., Class A (A)	134,635	$ 4,772,811
Strategy, Inc., Class A (A)	43,779	6,652,219
		35,182,288
Technology Hardware, Storage & Peripherals - 3.0%
IonQ, Inc. (A)(B)	123,731	5,551,810
Trading Companies & Distributors - 6.2%
Core & Main, Inc., Class A (A)	57,847	3,006,309
QXO, Inc. (A)(B)	435,169	8,394,410
		11,400,719
Total Common Stocks (Cost $121,162,523)		174,043,765
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (C)	2,618,650	2,618,650
Total Other Investment Company (Cost $2,618,650)		2,618,650

	Principal	Value
REPURCHASE AGREEMENT - 6.0%
Fixed Income Clearing Corp., 1.35% (C), dated 12/31/2025, to be repurchased at $11,037,186 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $11,257,255.	$ 11,036,358	11,036,358
	Total Repurchase Agreement (Cost $11,036,358)	11,036,358
	Total Investments Excluding Options Purchased (Cost $134,817,531)	187,698,773
	Total Options Purchased - 0.1% (Cost $854,994)	146,431
	Total Investments (Cost $135,672,525)	187,845,204
	Net Other Assets (Liabilities) - (1.6)%	(3,007,012)
	Net Assets - 100.0%	$ 184,838,192
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	SCB	USD	7.32	12/17/2026	USD	66,844,261	$189,169	$121,790
Put – USD vs. CNH	SCB	USD	7.58	08/11/2026	USD	58,802,352	192,397	21,228
Put – USD vs. CNH	GSI	USD	7.71	05/13/2026	USD	40,220,520	167,422	3,057
Put – USD vs. CNH	JPM	USD	7.82	02/25/2026	USD	42,055,197	173,646	84
Put – USD vs. CNH	SCB	USD	7.90	04/01/2026	USD	27,239,988	132,360	272
Total							$854,994	$146,431
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$174,043,765	$—	$—	$174,043,765
Other Investment Company	2,618,650	—	—	2,618,650
Repurchase Agreement	—	11,036,358	—	11,036,358
Over-the-Counter Foreign Exchange Options Purchased	—	146,431	—	146,431
Total Investments	$176,662,415	$11,182,789	$—	$187,845,204
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $9,123,677, collateralized by cash collateral of $2,618,650 and non-cash collateral, such as U.S. government securities of $6,730,476. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at December 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $124,636,167) (including securities loaned of $9,123,677)	$176,808,846
Repurchase agreement, at value (cost $11,036,358)	11,036,358
Foreign currency, at value (cost $1,703)	1,763
Receivables and other assets:
Net income from securities lending	5,035
Interest	414
Total assets	187,852,416
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,618,650
Cash collateral at broker for:
OTC derivatives	210,000
Payables and other liabilities:
Shares of beneficial interest redeemed	24,644
Investment management fees	111,019
Transfer agent costs	199
Trustee and CCO fees	65
Audit and tax fees	23,285
Custody fees	4,217
Legal fees	1,314
Printing and shareholder reports fees	14,131
Other accrued expenses	6,700
Total liabilities	3,014,224
Net assets	$184,838,192
Net assets consist of:
Capital stock ($0.01 par value)	$191,705
Additional paid-in capital	909,298,049
Total distributable earnings (accumulated losses)	(724,651,562)
Net assets	$184,838,192
Shares outstanding	19,170,452
Net asset value and offering price per share	$9.64
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$177,545
Interest income	216,752
Net income from securities lending	32,071
Withholding taxes on foreign income	(1,496)
Total investment income	424,872
Expenses:
Investment management fees	1,227,313
Transfer agent costs	2,035
Trustee and CCO fees	9,521
Audit and tax fees	25,909
Custody fees	21,272
Legal fees	16,933
Printing and shareholder reports fees	50,213
Other	23,241
Total expenses before waiver and/or reimbursement and recapture	1,376,437
Expenses waived and/or reimbursed:
Initial Class	(16,586)
Recapture of previously waived and/or reimbursed fees:
Initial Class	8,137
Net expenses	1,367,988
Net investment income (loss)	(943,116)
Net realized gain (loss) on:
Investments	17,759,436
Foreign currency transactions	(3,072)
Net realized gain (loss)	17,756,364
Net change in unrealized appreciation (depreciation) on:
Investments	14,725,799
Translation of assets and liabilities denominated in foreign currencies	59
Net change in unrealized appreciation (depreciation)	14,725,858
Net realized and change in unrealized gain (loss)	32,482,222
Net increase (decrease) in net assets resulting from operations	$31,539,106
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$(943,116)	$(568,839)
Net realized gain (loss)	17,756,364	28,603,011
Net change in unrealized appreciation (depreciation)	14,725,858	25,189,159
Net increase (decrease) in net assets resulting from operations	31,539,106	53,223,331
Capital share transactions:
Proceeds from shares sold:
Initial Class	5,064,817	3,595,240
	5,064,817	3,595,240
Cost of shares redeemed:
Initial Class	(20,680,143)	(22,164,215)
	(20,680,143)	(22,164,215)
Net increase (decrease) in net assets resulting from capital share transactions	(15,615,326)	(18,568,975)
Net increase (decrease) in net assets	15,923,780	34,654,356
Net assets:
Beginning of year	168,914,412	134,260,056
End of year	$184,838,192	$168,914,412
Capital share transactions - shares:
Shares issued:
Initial Class	556,619	600,483
	556,619	600,483
Shares redeemed:
Initial Class	(2,455,914)	(3,683,440)
	(2,455,914)	(3,683,440)
Net increase (decrease) in shares outstanding:
Initial Class	(1,899,295)	(3,082,957)
	(1,899,295)	(3,082,957)
FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.02	$5.56	$3.79	$29.23	$38.86
Investment operations:
Net investment income (loss)(A)	(0.05)	(0.02)	(0.02)	(0.06)	(0.25)
Net realized and unrealized gain (loss)	1.67	2.48	1.79	(15.27)	1.48
Total investment operations	1.62	2.46	1.77	(15.33)	1.23
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	(10.11)	(10.86)
Net asset value, end of year	$9.64	$8.02	$5.56	$3.79	$29.23
Total return(B)	20.20%	44.24%	46.70%	(59.84)%	(0.53)%
Ratio and supplemental data:
Net assets end of year (000’s)	$184,838	$168,914	$134,260	$326,844	$1,621,984
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%	0.74%	0.85%	0.76%	0.72%
Including waiver and/or reimbursement and recapture	0.76%	0.76%	0.76%	0.76%(C)	0.72%
Net investment income (loss) to average net assets	(0.52)%	(0.41)%	(0.34)%	(0.56)%	(0.66)%
Portfolio turnover rate	66%	45%	28%	37%	59%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Initial Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
(i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$2,618,650	$—	$—	$—	$2,618,650
Total Borrowings	$2,618,650	$—	$—	$—	$2,618,650
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Open option contracts at December 31, 2025, are included within the Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$146,431	$—	$—	$—	$146,431
Total	$—	$146,431	$—	$—	$—	$146,431

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(717,994)	$—	$—	$—	$(717,994)
Total	$—	$(717,994)	$—	$—	$—	$(717,994)
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(486,380)	$—	$—	$—	$(486,380)
Total	$—	$(486,380)	$—	$—	$—	$(486,380)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Options:
Average value of option contracts purchased	$221,106
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of December 31, 2025. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Goldman Sachs International	$3,057	$—	$(3,057)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	84	—	(84)	—	—	—	—	—
Standard Chartered Bank	143,290	—	(143,290)	—	—	—	—	—
Total	$146,431	$—	$(146,431)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.76%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended December 31, 2025, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023	2024	2025	Total
Initial Class	$114,316	$46,714	$16,586	$177,616
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.15% of Initial Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolio within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.
For the year ended December 31, 2025, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$—	$488,010	$(3,673,281)
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$107,389,226	$3,566,700	$124,173,818	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and passive foreign investment companies. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to net operating losses and a portion of the payments made to redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$(783,887)	$783,887
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$139,717,676	$58,785,312	$(10,657,784)	$48,127,528
As of December 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$154,394,782	$618,384,368
During the year ended December 31, 2025, the capital loss carryforwards utilized are $18,263,380.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$—	$—	$—	$—	$—	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$—	$—	$—	$(772,779,150)	$—	$—	$48,127,588
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Morgan Stanley Capital Growth VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Global Allocation Managed Risk -Balanced
VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
INVESTMENT COMPANY - 97.4%
International Mixed Allocation Fund - 97.4%
Transamerica Morgan Stanley Global Allocation VP, Initial Class (A)	35,025,006	$ 183,531,031
Total Investment Company (Cost $214,161,733)		183,531,031

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 1.35% (B), dated 12/31/2025, to be repurchased at $4,454,148 on 01/02/2026. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2026, and with a value of $4,543,007.	$ 4,453,814	4,453,814
Total Repurchase Agreement (Cost $4,453,814)		4,453,814
Total Investments (Cost $218,615,547)		187,984,845
Net Other Assets (Liabilities) - 0.2%		423,010
Net Assets - 100.0%		$ 188,407,855
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	8	03/16/2026	$1,169,687	$1,178,000	$8,313	$—
EURO STOXX 50® Index	19	03/20/2026	1,285,594	1,304,225	18,631	—
FTSE 100 Index	2	03/20/2026	261,936	268,000	6,064	—
GBP Currency	2	03/16/2026	166,439	168,225	1,786	—
JPY Currency	5	03/16/2026	402,066	401,156	—	(910)
MSCI Emerging Markets Index	15	03/20/2026	1,035,951	1,058,550	22,599	—
Nikkei 225 Index	2	03/12/2026	645,048	643,514	—	(1,534)
S&P 500® E-Mini Index	19	03/20/2026	6,544,334	6,547,875	3,541	—
Total Futures Contracts					$60,934	$(2,444)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$183,531,031	$—	$—	$183,531,031
Repurchase Agreement	—	4,453,814	—	4,453,814
Total Investments	$183,531,031	$4,453,814	$—	$187,984,845
Other Financial Instruments
Futures Contracts (D)	$60,934	$—	$—	$60,934
Total Other Financial Instruments	$60,934	$—	$—	$60,934
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(2,444)	$—	$—	$(2,444)
Total Other Financial Instruments	$(2,444)	$—	$—	$(2,444)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Shares as of December 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Morgan Stanley Global Allocation VP, Initial Class	$193,195,109	$28,720,328	$(39,827,052)	$(25,825,837)	$27,268,483	$183,531,031	35,025,006	$28,720,328	$—

(B)	Rate disclosed reflects the yield at December 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Affiliated investments, at value (cost $214,161,733)	$183,531,031
Repurchase agreement, at value (cost $4,453,814)	4,453,814
Cash collateral pledged at broker for:
Futures contracts	633,384
Receivables and other assets:
Interest	167
Total assets	188,618,396
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	46,878
Investment management fees	28,163
Distribution and service fees	42,794
Transfer agent costs	192
Trustee and CCO fees	63
Audit and tax fees	18,150
Custody fees	1,347
Legal fees	1,485
Printing and shareholder reports fees	7,290
Other accrued expenses	8,799
Variation margin payable on futures contracts	55,380
Total liabilities	210,541
Net assets	$188,407,855
Net assets consist of:
Capital stock ($0.01 par value)	$271,364
Additional paid-in capital	259,359,264
Total distributable earnings (accumulated losses)	(71,222,773)
Net assets	$188,407,855
Shares outstanding	27,136,351
Net asset value and offering price per share	$6.94
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income from affiliated investments	$28,720,328
Interest income from unaffiliated investments	118,026
Total investment income	28,838,354
Expenses:
Investment management fees	385,862
Distribution and service fees	482,327
Transfer agent costs	2,128
Trustee and CCO fees	9,923
Audit and tax fees	22,980
Custody fees	11,007
Legal fees	19,059
Printing and shareholder reports fees	24,716
Other	21,547
Total expenses before waiver and/or reimbursement and recapture	979,549
Expenses waived and/or reimbursed	(75,261)
Recapture of previously waived and/or reimbursed fees	2,766
Net expenses	907,054
Net investment income (loss)	27,931,300
Net realized gain (loss) on:
Affiliated investments	(25,825,837)
Unaffiliated investments	413
Futures contracts	(3,624,695)
Net realized gain (loss)	(29,450,119)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	27,268,483
Futures contracts	(71,457)
Translation of assets and liabilities denominated in foreign currencies	1,109
Net change in unrealized appreciation (depreciation)	27,198,135
Net realized and change in unrealized gain (loss)	(2,251,984)
Net increase (decrease) in net assets resulting from operations	$25,679,316
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$27,931,300	$21,746,596
Net realized gain (loss)	(29,450,119)	(25,313,483)
Net change in unrealized appreciation (depreciation)	27,198,135	14,340,064
Net increase (decrease) in net assets resulting from operations	25,679,316	10,773,177
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(21,777,300)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(21,777,300)	—
Capital share transactions:
Proceeds from shares sold	879,216	1,154,386
Dividends and/or distributions reinvested	21,777,300	—
Cost of shares redeemed	(37,661,308)	(32,612,092)
Net increase (decrease) in net assets resulting from capital share transactions	(15,004,792)	(31,457,706)
Net increase (decrease) in net assets	(11,102,776)	(20,684,529)
Net assets:
Beginning of year	199,510,631	220,195,160
End of year	$188,407,855	$199,510,631
Capital share transactions - shares:
Shares issued	127,921	171,412
Shares reinvested	3,274,782	—
Shares redeemed	(5,395,610)	(4,818,793)
Net increase (decrease) in shares outstanding	(1,992,907)	(4,647,381)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$6.85	$6.52	$7.38	$10.45	$10.28
Investment operations:
Net investment income (loss)(A)	1.01	0.69	(0.03)	1.43	1.32
Net realized and unrealized gain (loss)	(0.07)	(0.36)	0.62	(3.09)	(0.59)
Total investment operations	0.94	0.33	0.59	(1.66)	0.73
Dividends and/or distributions to shareholders:
Net investment income	(0.85)	—	(1.45)	(1.41)	(0.56)
Net realized gains	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.85)	—	(1.45)	(1.41)	(0.56)
Net asset value, end of year	$6.94	$6.85	$6.52	$7.38	$10.45
Total return(B)	14.21%	5.06%	9.00%	(16.23)%	7.18%
Ratio and supplemental data:
Net assets end of year (000’s)	$188,408	$199,511	$220,195	$226,187	$300,295
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.51%	0.50%	0.51%	0.50%	0.48%
Including waiver and/or reimbursement and recapture	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income (loss) to average net assets	14.48%	10.23%	(0.35)%	16.41%	12.45%
Portfolio turnover rate	— %	— %	2%	2%	— %

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve the Portfolio's investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in Transamerica Morgan Stanley Global Allocation VP (the “Underlying Portfolio”). The Portfolio employs a risk management strategy in an effort to manage return volatility. The shareholder report of the Underlying Portfolio, including the Schedule of Investments, should be read in conjunction with this report and is available on the funds’ web page at www.transamerica.com/financial-pro/annuities/prospectus. The Underlying Portfolio's shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$10,099	$50,835	$—	$—	$60,934
Total	$—	$10,099	$50,835	$—	$—	$60,934
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$(910)	$(1,534)	$—	$—	$(2,444)
Total	$—	$(910)	$(1,534)	$—	$—	$(2,444)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(451,238)	$(3,173,457)	$—	$—	$(3,624,695)
Total	$—	$(451,238)	$(3,173,457)	$—	$—	$(3,624,695)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(10,771)	$(60,686)	$—	$—	$(71,457)
Total	$—	$(10,771)	$(60,686)	$—	$—	$(71,457)
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$3,473,555
Average notional value of contracts — short	(6,463,274)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s and Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolio risk: Because the Portfolio invests its assets in the Underlying Portfolio, its ability to achieve its investment objective depends largely on the performance of the Underlying Portfolio in which it invests. The Underlying Portfolio in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the Underlying Portfolio’s shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of the Underlying Portfolio will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the Underlying Portfolio in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Subsidiary risk: By investing in the Subsidiary, the Underlying Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Portfolio and will be subject to all of the risks that apply to similar investments if held directly by the Underlying Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in the prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the Underlying Portfolio has not received such a ruling. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the prospectus and the SAI and could adversely affect the Portfolio.
Commodities and commodity-related securities risk: Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. INVESTMENT CONCENTRATION
Throughout the year, the Portfolio can have investments that account for a significant percentage of the Portfolio's total assets. As of December 31, 2025, the most recent financial statements are included within this report for the following investments:
Investment	Percentage of Total Assets
Transamerica Morgan Stanley Global Allocation VP	97.30%
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2 billion	0.20%
Over $2 billion up to $4 billion	0.19
Over $4 billion up to $6 billion	0.18
Over $6 billion up to $8 billion	0.17
Over $8 billion up to $10 billion	0.16
Over $10 billion	0.15
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.47%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended December 31, 2025, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023	2024	2025	Total
Service Class	$101,556	$71,781	$75,261	$248,598
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$—	$39,827,053
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark-to-market and futures straddle loss deferral. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$238,401,442	$—	$(50,418,131)	$(50,418,131)
As of December 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$3,671,950	$43,328,378
During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$21,777,300	$—	$—	$—	$—	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$27,900,596	$—	$—	$(47,000,328)	$—	$(1,702,554)	$(50,420,487)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Global Allocation VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 47.9%
Australia - 0.9%
ANZ Group Holdings Ltd.	17,618	$ 425,961
APA Group	7,793	46,565
Aristocrat Leisure Ltd.	3,277	126,867
ASX Ltd.	1,158	39,652
Atlassian Corp., Class A (A)	828	134,252
BHP Group Ltd.	29,983	904,861
Brambles Ltd.	8,071	123,247
CAR Group Ltd.	2,242	45,919
Cochlear Ltd. (B)	389	67,538
Coles Group Ltd.	8,031	114,789
Commonwealth Bank of Australia	9,777	1,043,587
Computershare Ltd.	3,095	70,144
CSL Ltd.	2,907	334,542
Evolution Mining Ltd.	12,104	101,295
Fortescue Ltd.	10,151	148,433
Goodman Group, REIT	11,278	232,080
Insurance Australia Group Ltd.	13,875	73,638
Lottery Corp. Ltd.	13,237	45,482
Lynas Rare Earths Ltd. (A)	5,374	44,074
Macquarie Group Ltd.	2,127	287,422
Medibank Pvt Ltd.	16,238	51,821
National Australia Bank Ltd.	18,119	509,447
Northern Star Resources Ltd.	8,166	143,702
Origin Energy Ltd.	10,231	78,129
Pro Medicus Ltd.	329	48,318
Qantas Airways Ltd.	4,375	30,225
QBE Insurance Group Ltd.	8,841	117,050
Quintis Australia Pty. Ltd. (C)(D)(E)	1,725,383	1
REA Group Ltd.	311	37,912
Rio Tinto Ltd.	2,188	213,452
Santos Ltd.	19,263	79,117
Scentre Group, REIT	30,996	86,646
SGH Ltd.	1,209	37,315
Sigma Healthcare Ltd. (B)	30,805	60,304
Sonic Healthcare Ltd.	2,772	41,738
South32 Ltd.	26,709	63,223
Stockland, REIT	14,487	55,235
Suncorp Group Ltd.	6,378	74,872
Telstra Group Ltd.	23,620	76,637
Transurban Group	18,465	174,745
Vicinity Ltd., REIT	23,160	39,430
Washington H Soul Pattinson & Co. Ltd. (B)	2,014	49,833
Wesfarmers Ltd.	6,676	359,656
Westpac Banking Corp.	20,155	517,208
WiseTech Global Ltd.	1,177	53,512
Woodside Energy Group Ltd.	11,213	174,840
Woolworths Group Ltd.	7,293	142,688
		7,727,404
Austria - 0.1%
Erste Group Bank AG	2,067	247,853
OMV AG	989	55,035
Raiffeisen Bank International AG	879	39,165
Verbund AG	2,533	183,924
		525,977
	Shares	Value
COMMON STOCKS (continued)
Belgium - 0.1%
Ageas SA	913	$ 63,966
Anheuser-Busch InBev SA	6,021	386,434
D'ieteren Group	133	23,956
Elia Group SA (B)	1,578	203,061
Financiere de Tubize SA	123	30,017
Groupe Bruxelles Lambert NV	491	43,662
KBC Group NV	1,423	185,326
Lotus Bakeries NV (B)	2	18,409
Sofina SA (B)	101	29,207
Syensqo SA (B)	446	35,724
UCB SA	764	212,870
		1,232,632
Bermuda - 0.0% *
Arch Capital Group Ltd. (A)	1,863	178,699
Everest Group Ltd.	209	70,924
		249,623
Canada - 1.9%
Agnico Eagle Mines Ltd.	3,027	513,325
Alamos Gold, Inc., Class A	2,527	97,578
Alimentation Couche-Tard, Inc.	4,484	244,888
AltaGas Ltd.	1,775	54,121
ARC Resources Ltd.	3,489	65,456
AtkinsRealis Group, Inc.	993	64,100
Bank of Montreal	4,252	552,198
Bank of Nova Scotia	7,358	542,676
Barrick Mining Corp.	10,202	444,412
BCE, Inc.	448	10,686
Bombardier, Inc., Class B (A)	519	88,293
Brookfield Corp.	12,308	565,116
CAE, Inc. (A)	1,816	55,226
Cameco Corp.	2,561	234,503
Canadian Imperial Bank of Commerce	5,543	502,507
Canadian National Railway Co.	3,139	310,458
Canadian Natural Resources Ltd.	12,464	422,171
Canadian Pacific Kansas City Ltd.	5,459	401,903
Canadian Tire Corp. Ltd., Class A	298	37,765
Canadian Utilities Ltd., Class A	790	24,594
CCL Industries, Inc., Class B	862	54,450
Celestica, Inc. (A)	691	204,403
Cenovus Energy, Inc.	8,564	144,881
CGI, Inc.	1,176	108,625
Constellation Software, Inc.	121	291,042
Descartes Systems Group, Inc. (A)	519	45,530
Dollarama, Inc.	1,632	243,917
Element Fleet Management Corp.	2,405	63,167
Emera, Inc.	1,775	87,473
Empire Co. Ltd., Class A	749	26,041
Enbridge, Inc.	12,935	618,973
Fairfax Financial Holdings Ltd.	123	234,421
First Quantum Minerals Ltd. (A)	4,176	111,964
FirstService Corp.	244	37,945
Fortis, Inc.	2,990	155,453
Franco-Nevada Corp.	1,156	239,622
George Weston Ltd.	1,038	71,610
GFL Environmental, Inc.	1,463	62,845
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Gildan Activewear, Inc.	1,057	$ 66,067
Great-West Lifeco, Inc.	1,647	81,225
Hydro One Ltd. (F)	1,962	78,105
iA Financial Corp., Inc.	551	71,389
IGM Financial, Inc.	493	22,201
Imperial Oil Ltd.	1,035	89,418
Intact Financial Corp.	1,062	221,081
Ivanhoe Mines Ltd., Class A (A)(B)	4,526	51,474
Keyera Corp.	1,360	43,598
Kinross Gold Corp.	7,300	205,616
Loblaw Cos. Ltd.	3,570	161,392
Lululemon Athletica, Inc. (A)	532	110,555
Lundin Gold, Inc.	658	54,661
Lundin Mining Corp.	4,061	87,282
Magna International, Inc.	1,617	86,201
Manulife Financial Corp.	10,100	366,751
Metro, Inc.	1,220	87,810
National Bank of Canada (B)	2,333	293,395
Nutrien Ltd.	2,880	177,767
Open Text Corp.	1,536	50,023
Pan American Silver Corp.	2,521	130,701
Pembina Pipeline Corp.	3,439	131,015
Power Corp. of Canada (B)	3,321	176,509
Rogers Communications, Inc., Class B	2,170	81,912
Royal Bank of Canada	8,371	1,427,074
Saputo, Inc.	1,476	44,424
Shopify, Inc., Class A (A)	7,373	1,187,157
Stantec, Inc.	680	64,168
Sun Life Financial, Inc.	3,336	208,246
Suncor Energy, Inc.	7,275	322,898
TC Energy Corp. (B)	6,133	337,716
Teck Resources Ltd., Class B	2,638	126,293
TELUS Corp.	3,047	40,159
TFI International, Inc. (B)	469	48,477
Thomson Reuters Corp.	946	124,840
TMX Group Ltd.	1,663	63,283
Toromont Industries Ltd.	487	58,917
Toronto-Dominion Bank	10,093	951,244
Tourmaline Oil Corp.	2,190	98,239
Waste Connections, Inc.	1,281	224,636
Wheaton Precious Metals Corp.	2,730	320,945
Whitecap Resources, Inc.	7,188	60,225
WSP Global, Inc.	776	140,506
		16,809,933
Chile - 0.0% *
Antofagasta PLC	2,327	102,215
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	15,180	41,009
Denmark - 0.3%
AP Moller - Maersk AS, Class A	18	41,288
AP Moller - Maersk AS, Class B	24	55,069
Carlsberg AS, Class B	570	74,603
Coloplast AS, Class B	771	66,102
Danske Bank AS	4,069	203,191
	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Demant AS (A)	579	$ 19,509
DSV AS	1,242	312,805
Genmab AS (A)	365	113,144
Novo Nordisk AS, Class B	17,975	911,664
Novonesis Novozymes, Class B	2,123	135,831
Orsted AS (A)(F)	19,357	369,513
Pandora AS	482	53,302
Rockwool AS, B Shares	585	20,553
Tryg AS	2,039	53,323
Vestas Wind Systems AS	6,115	165,394
		2,595,291
Finland - 0.2%
Elisa OYJ	831	36,826
Fortum OYJ	16,178	343,554
Kesko OYJ, B Shares	1,601	36,125
Kone OYJ, Class B	1,990	140,978
Metso OYJ (B)	3,893	67,735
Neste OYJ (B)	2,469	55,856
Nokia OYJ	30,994	199,821
Nordea Bank Abp	18,185	342,137
Orion OYJ, Class B	641	47,824
Sampo OYJ, A Shares	14,207	171,888
Stora Enso OYJ, R Shares (B)	3,407	42,539
UPM-Kymmene OYJ (B)	3,088	89,272
Wartsila OYJ Abp	2,952	104,514
		1,679,069
France - 1.7%
Accor SA	1,177	66,355
Aeroports de Paris SA (B)	208	27,143
Air Liquide SA	3,461	650,509
Airbus SE	3,544	823,001
Alstom SA (A)	2,079	61,334
Amundi SA (F)	368	30,415
AXA SA	10,377	497,899
BioMerieux	250	32,349
BNP Paribas SA	6,010	568,588
Bollore SE	4,213	23,677
Bouygues SA	1,149	59,731
Bureau Veritas SA	2,039	64,866
Capgemini SE	934	155,089
Carrefour SA	3,545	59,150
Cie de Saint-Gobain SA	2,679	272,433
Cie Generale des Etablissements Michelin SCA	4,032	133,645
Covivio SA, REIT	335	22,237
Credit Agricole SA	6,393	131,618
Danone SA	3,882	350,153
Dassault Aviation SA	118	37,831
Dassault Systemes SE	4,015	112,172
Edenred SE	1,435	31,722
Eiffage SA	412	59,031
Engie SA	66,301	1,741,683
EssilorLuxottica SA	1,819	575,164
FDJ UNITED	666	18,435
Gecina SA, REIT	274	26,023
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
France (continued)
Getlink SE	1,794	$ 33,116
Hermes International SCA	190	471,741
Ipsen SA	225	31,394
Kering SA	449	156,898
Klepierre SA, REIT	1,288	50,960
Legrand SA	1,576	234,292
L'Oreal SA	1,444	619,932
LVMH Moet Hennessy Louis Vuitton SE	1,491	1,123,820
Orange SA	11,047	184,336
Pernod Ricard SA	1,214	103,950
Publicis Groupe SA	1,375	142,791
Renault SA (B)	1,159	47,974
Rexel SA	1,345	52,754
Safran SA	2,164	753,758
Sanofi SA	6,560	634,714
Sartorius Stedim Biotech	175	42,984
Schneider Electric SE	3,289	899,789
Societe Generale SA	4,243	341,578
Sodexo SA	529	27,104
Thales SA	560	151,069
TotalEnergies SE	11,873	774,096
Unibail-Rodamco-Westfield, REIT (A)	729	79,276
Veolia Environnement SA	22,891	796,549
Vinci SA	2,990	420,642
		14,807,770
Germany - 1.5%
adidas AG	1,033	204,416
Allianz SE	2,311	1,068,554
BASF SE	5,321	279,984
Bayer AG	5,814	252,187
Bayerische Motoren Werke AG	1,684	182,605
Beiersdorf AG	580	63,694
Brenntag SE	734	42,604
Commerzbank AG	4,378	184,772
Continental AG	664	52,697
CTS Eventim AG & Co. KGaA	373	34,145
Daimler Truck Holding AG	2,862	123,960
Delivery Hero SE (A)(F)	1,170	30,841
Deutsche Bank AG	11,025	424,894
Deutsche Boerse AG	1,117	293,571
Deutsche Lufthansa AG	3,626	35,622
Deutsche Post AG	5,753	313,686
Deutsche Telekom AG	21,907	713,096
E.ON SE	81,407	1,541,435
Evonik Industries AG	1,528	23,846
Fresenius Medical Care AG	1,317	62,907
Fresenius SE & Co. KGaA	2,533	145,120
GEA Group AG	884	59,743
Hannover Rueck SE	359	111,714
Heidelberg Materials AG	795	206,109
Henkel AG & Co. KGaA	622	47,338
Hensoldt AG	382	32,718
HOCHTIEF AG	93	36,408
Infineon Technologies AG	7,810	340,758
Knorr-Bremse AG	436	48,371
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
LEG Immobilien SE	452	$ 32,967
Mercedes-Benz Group AG	4,323	299,679
Merck KGaA	769	109,754
MTU Aero Engines AG	322	133,478
Muenchener Rueckversicherungs- Gesellschaft AG	780	513,307
Nemetschek SE	349	37,758
Rational AG	31	23,935
Rheinmetall AG	278	507,182
RWE AG	23,055	1,221,612
SAP SE	6,254	1,519,525
Scout24 SE (F)	450	45,198
Siemens AG	4,545	1,272,947
Siemens Energy AG (A)	4,641	651,079
Siemens Healthineers AG (F)	2,031	106,460
Symrise AG	793	64,250
Talanx AG	386	51,276
Vonovia SE	4,509	129,766
Zalando SE (A)(F)	1,344	39,658
		13,717,626
Hong Kong - 0.3%
AIA Group Ltd.	63,374	652,314
BOC Hong Kong Holdings Ltd.	22,076	112,035
CK Asset Holdings Ltd.	11,555	58,432
CK Hutchison Holdings Ltd.	16,028	108,966
CK Infrastructure Holdings Ltd.	3,780	28,011
CLP Holdings Ltd.	9,850	88,107
Futu Holdings Ltd., ADR (A)	345	56,652
Galaxy Entertainment Group Ltd.	11,823	58,297
Hang Seng Bank Ltd.	4,527	89,307
Henderson Land Development Co. Ltd.	8,817	31,929
HKT Trust & HKT Ltd.	22,632	33,513
Hong Kong & China Gas Co. Ltd.	67,259	60,632
Hong Kong Exchanges & Clearing Ltd.	7,256	379,644
Hong Kong Land Holdings Ltd.	6,531	45,369
Jardine Matheson Holdings Ltd.	976	66,607
Link, REIT	16,285	72,713
MTR Corp. Ltd. (B)	9,301	35,622
Power Assets Holdings Ltd.	8,311	58,894
Prudential PLC	15,344	236,038
Sino Land Co. Ltd.	21,954	28,888
SITC International Holdings Co. Ltd.	7,983	28,566
Sun Hung Kai Properties Ltd.	8,655	105,386
Swire Pacific Ltd., Class A	2,085	16,808
Techtronic Industries Co. Ltd.	8,755	100,710
WH Group Ltd. (F)	50,201	55,925
Wharf Holdings Ltd.	6,425	17,947
Wharf Real Estate Investment Co. Ltd.	10,010	31,637
		2,658,949
Ireland - 0.5%
Accenture PLC, Class A	3,101	831,998
AerCap Holdings NV	1,080	155,261
AIB Group PLC	12,081	129,150
Allegion PLC	429	68,305
Aptiv PLC (A)	1,094	83,243
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Bank of Ireland Group PLC	5,415	$ 103,564
CRH PLC	3,415	426,192
DCC PLC	588	36,632
Eaton Corp. PLC	1,956	623,006
Experian PLC	5,466	246,443
Kerry Group PLC, Class A	910	83,158
Kingspan Group PLC	859	74,019
Medtronic PLC	6,447	619,299
Ryanair Holdings PLC	4,745	163,596
Smurfit WestRock PLC	2,620	101,315
TE Connectivity PLC	1,485	337,852
Trane Technologies PLC	1,112	432,790
		4,515,823
Israel - 0.2%
Azrieli Group Ltd.	258	29,251
Bank Hapoalim BM	7,589	171,641
Bank Leumi Le-Israel BM	9,037	199,155
Check Point Software Technologies Ltd. (A)	521	96,677
CyberArk Software Ltd. (A)	306	136,494
Elbit Systems Ltd.	169	97,027
ICL Group Ltd.	4,700	27,027
Israel Discount Bank Ltd., Class A	7,423	78,829
Mizrahi Tefahot Bank Ltd.	947	66,164
Monday.com Ltd. (A)	262	38,661
Nice Ltd. (A)	375	42,389
Nova Ltd. (A)	179	59,838
Phoenix Financial Ltd.	1,388	57,406
Teva Pharmaceutical Industries Ltd., ADR (A)	6,964	217,346
Wix.com Ltd. (A)	338	35,115
		1,353,020
Italy - 0.8%
Banca Mediolanum SpA	1,334	30,290
Banca Monte dei Paschi di Siena SpA	11,617	123,688
Banco BPM SpA	6,754	102,559
BPER Banca SpA	8,729	117,950
Buzzi SpA	460	27,808
Davide Campari-Milano NV	3,654	23,606
ENEL SpA	296,141	3,079,077
Eni SpA	12,129	229,919
Ferrari NV	747	277,596
FinecoBank Banca Fineco SpA	3,642	94,363
Generali	5,051	211,073
Infrastrutture Wireless Italiane SpA (F)	1,650	15,269
Intesa Sanpaolo SpA	84,659	585,002
Leonardo SpA	2,402	137,396
Moncler SpA	1,391	88,913
Nexi SpA (B)(F)	3,092	15,240
Poste Italiane SpA (F)	2,724	68,383
Prysmian SpA	1,674	166,994
Recordati Industria Chimica e Farmaceutica SpA	677	38,432
Snam SpA	73,326	487,242
Telecom Italia SpA (A)	68,466	41,131
Terna - Rete Elettrica Nazionale	51,237	545,095
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
UniCredit SpA	8,328	$ 689,781
Unipol Assicurazioni SpA	2,138	51,294
		7,248,101
Luxembourg - 0.0% *
ArcelorMittal SA	2,821	129,539
CVC Capital Partners PLC (F)	1,310	21,939
Eurofins Scientific SE	712	52,068
Tenaris SA	2,211	42,663
		246,209
Macau - 0.0% *
Sands China Ltd.	14,522	36,631
Mexico - 0.0% *
Fresnillo PLC	1,322	58,949
Netherlands - 0.7%
ABN AMRO Bank NV (F)	3,611	126,164
Adyen NV (A)(F)	155	249,949
Akzo Nobel NV	1,043	72,572
Argenx SE (A)	378	318,859
ASM International NV	287	173,748
ASML Holding NV	2,369	2,552,645
BE Semiconductor Industries NV	446	69,726
Euronext NV (F)	457	68,649
EXOR NV	574	48,758
Ferrovial SE	3,134	203,054
Heineken Holding NV	794	58,142
Heineken NV	1,763	145,460
IMCD NV (B)	363	32,947
ING Groep NV, Series N	18,615	523,235
JDE Peet's NV	1,045	39,081
Koninklijke Ahold Delhaize NV	5,507	225,825
Koninklijke KPN NV	23,827	111,337
Koninklijke Philips NV	4,750	129,339
Magnum Ice Cream Co. NV (A)	3,022	48,357
NN Group NV	1,646	126,980
NXP Semiconductors NV	1,280	277,837
Prosus NV	8,035	497,519
Qiagen NV	1,300	59,120
Randstad NV (B)	663	25,171
Stellantis NV	11,884	130,138
Universal Music Group NV	6,747	175,893
Wolters Kluwer NV	1,437	148,839
		6,639,344
New Zealand - 0.0% *
Auckland International Airport Ltd.	8,664	41,553
Contact Energy Ltd.	4,421	23,519
Fisher & Paykel Healthcare Corp. Ltd.	3,020	65,615
Infratil Ltd.	4,707	30,036
Meridian Energy Ltd.	6,660	21,510
Xero Ltd. (A)	989	74,921
		257,154
Norway - 0.1%
Aker BP ASA	2,005	51,020
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
DNB Bank ASA	5,617	$ 156,494
Equinor ASA	4,827	113,830
Gjensidige Forsikring ASA	1,269	37,928
Kongsberg Gruppen ASA	2,786	71,392
Mowi ASA	2,973	71,515
Norsk Hydro ASA	8,757	67,597
Orkla ASA	4,422	49,242
Salmar ASA	435	26,586
Telenor ASA	3,891	56,592
Yara International ASA	1,037	42,436
		744,632
Poland - 0.0% *
InPost SA (A)	1,517	18,642
Portugal - 0.1%
Banco Comercial Portugues SA, Class R	52,715	55,491
EDP SA	116,874	538,296
Galp Energia SGPS SA	2,886	49,698
Jeronimo Martins SGPS SA	1,952	46,450
		689,935
Republic of South Africa - 0.0% *
Valterra Platinum Ltd.	916	76,447
Russian Federation - 0.0%
Evraz PLC (A)(C)(D)(G)	6,267	0
Singapore - 0.2%
CapitaLand Ascendas, REIT	22,922	50,396
CapitaLand Integrated Commercial Trust, REIT	35,872	66,580
CapitaLand Investment Ltd.	13,697	28,826
DBS Group Holdings Ltd.	12,400	543,177
Grab Holdings Ltd., Class A (A)	14,149	70,603
Keppel Ltd.	8,500	68,337
Oversea-Chinese Banking Corp. Ltd.	19,877	305,375
Sea Ltd., ADR (A)	2,264	288,818
Sembcorp Industries Ltd. (B)	5,232	24,458
Singapore Airlines Ltd. (B)	9,184	45,598
Singapore Exchange Ltd.	5,000	65,820
Singapore Technologies Engineering Ltd.	9,114	59,552
Singapore Telecommunications Ltd.	43,702	154,618
United Overseas Bank Ltd.	7,341	199,936
Wilmar International Ltd.	11,358	27,164
		1,999,258
Spain - 1.1%
Acciona SA (B)	903	196,528
ACS Actividades de Construccion y Servicios SA	1,071	106,313
Aena SME SA (F)	4,523	126,377
Amadeus IT Group SA	2,722	201,458
Banco Bilbao Vizcaya Argentaria SA	34,943	819,665
Banco de Sabadell SA	30,958	122,001
Banco Santander SA	89,774	1,056,684
Bankinter SA	4,074	67,527
CaixaBank SA	23,449	286,690
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Cellnex Telecom SA (A)(F)	2,966	$ 95,510
EDP Renovaveis SA (B)	11,755	166,008
Endesa SA (B)	11,556	415,974
Grifols SA (B)	1,806	22,574
Iberdrola SA	231,098	5,004,055
Industria de Diseno Textil SA	6,574	433,652
Mapfre SA	5,570	27,951
Naturgy Energy Group SA	8,748	266,362
Redeia Corp. SA (B)	14,836	264,478
Repsol SA	6,855	127,903
Telefonica SA (B)	21,950	90,104
		9,897,814
Sweden - 0.5%
AddTech AB, B Shares	1,543	54,342
Alfa Laval AB	1,716	86,043
Assa Abloy AB, Class B	5,941	229,506
Atlas Copco AB, A Shares	15,857	282,295
Atlas Copco AB, B Shares	9,240	147,717
Beijer Ref AB (B)	2,425	38,916
Boliden AB (A)	1,680	93,066
Epiroc AB, Class A	3,930	88,590
Epiroc AB, Class B	2,320	46,675
EQT AB	2,930	114,463
Essity AB, Class B	3,572	102,700
Evolution AB (B)(F)	783	53,167
Fastighets AB Balder, B Shares (A)(B)	4,235	31,260
H&M Hennes & Mauritz AB, B Shares (B)	2,914	58,408
Hexagon AB, B Shares	12,321	145,125
Holmen AB, B Shares (B)	416	15,957
Industrivarden AB, A Shares	701	31,404
Industrivarden AB, C Shares	923	41,316
Indutrade AB	1,629	42,225
Investment AB Latour, B Shares (B)	873	21,209
Investor AB, B Shares	10,757	383,332
L E Lundbergforetagen AB, B Shares	449	24,790
Lifco AB, B Shares (B)	1,387	52,566
Nibe Industrier AB, B Shares (B)	8,961	34,252
Saab AB, Class B	1,859	107,860
Sagax AB, Class B (B)	1,299	27,783
Sandvik AB	6,325	204,304
Securitas AB, B Shares	2,925	46,517
Skandinaviska Enskilda Banken AB, Class A	9,013	190,027
Skanska AB, B Shares	2,026	55,205
SKF AB, B Shares	2,028	53,679
Spotify Technology SA (A)	928	538,899
Svenska Cellulosa AB SCA, Class B (B)	3,594	47,663
Svenska Handelsbanken AB, A Shares	8,599	124,578
Swedbank AB, A Shares	5,023	174,273
Swedish Orphan Biovitrum AB (A)(B)	1,176	42,203
Tele2 AB, B Shares	3,218	53,923
Telefonaktiebolaget LM Ericsson, B Shares	16,672	162,252
Telia Co. AB	13,808	59,015
Trelleborg AB, B Shares	1,199	50,684
Volvo AB, B Shares	9,413	299,565
		4,457,754
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Switzerland - 1.5%
ABB Ltd.	9,256	$ 682,329
Alcon AG	2,959	234,140
Amcor PLC	11,420	95,243
Amrize Ltd. (A)	2,494	134,876
Avolta AG	523	30,846
Banque Cantonale Vaudoise (B)	177	22,376
Barry Callebaut AG (B)	21	34,333
Belimo Holding AG	58	56,670
BKW AG	767	162,689
Chocoladefabriken Lindt & Spruengli AG	7	234,327
Chubb Ltd.	1,890	589,907
Cie Financiere Richemont SA, Class A	3,147	678,653
Coca-Cola HBC AG	1,303	67,409
DSM-Firmenich AG	1,053	84,945
EMS-Chemie Holding AG	42	28,973
Galderma Group AG	916	186,528
Garmin Ltd.	820	166,337
Geberit AG	201	156,101
Givaudan SA	54	213,637
Glencore PLC (A)	59,602	325,824
Helvetia Baloise Holding AG	470	123,616
Holcim AG	3,004	292,440
Julius Baer Group Ltd.	1,217	95,085
Kuehne & Nagel International AG	285	61,120
Logitech International SA	908	92,178
Lonza Group AG	414	279,127
Nestle SA	15,168	1,505,562
Novartis AG	11,077	1,526,365
Partners Group Holding AG	134	164,415
Roche Holding AG	4,269	1,764,712
Sandoz Group AG	2,463	178,829
Schindler Holding AG	379	139,440
SGS SA	978	112,184
Sika AG	899	182,520
Sonova Holding AG	299	77,341
STMicroelectronics NV	4,040	105,586
Straumann Holding AG	663	77,441
Swatch Group AG (B)	170	35,744
Swiss Life Holding AG	168	193,510
Swiss Prime Site AG	475	73,752
Swiss Re AG	1,752	291,865
Swisscom AG	153	111,133
UBS Group AG	18,698	863,372
VAT Group AG (F)	159	76,336
Zurich Insurance Group AG	860	650,764
		13,260,580
United Kingdom - 2.5%
3i Group PLC	5,956	261,164
Admiral Group PLC	1,567	67,033
Anglo American PLC	6,601	273,034
Aon PLC, Class A	1,025	361,702
Ashtead Group PLC	2,562	174,675
Associated British Foods PLC	1,920	54,842
AstraZeneca PLC	9,210	1,704,396
Auto Trader Group PLC (F)	5,200	41,025
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Aviva PLC	18,276	$ 168,046
BAE Systems PLC	18,219	419,311
Barclays PLC	83,656	535,493
Barratt Redrow PLC	8,104	41,632
BP PLC	94,285	549,867
British American Tobacco PLC	13,069	740,890
BT Group PLC	35,410	87,726
Bunzl PLC	1,937	54,089
Centrica PLC	171,896	391,933
CNH Industrial NV	4,403	40,596
Coca-Cola Europacific Partners PLC	1,272	115,370
Compass Group PLC	10,231	324,170
Diageo PLC	13,386	288,441
Endeavour Mining PLC	1,160	60,607
Entain PLC	3,630	37,314
GSK PLC	24,238	594,248
Haleon PLC	53,225	268,966
Halma PLC	2,292	108,790
Hikma Pharmaceuticals PLC	988	20,597
HSBC Holdings PLC	103,100	1,622,375
Imperial Brands PLC	4,589	192,693
Informa PLC	7,811	92,679
InterContinental Hotels Group PLC	870	122,260
International Consolidated Airlines Group SA	7,141	39,650
Intertek Group PLC	920	57,055
J Sainsbury PLC	10,264	44,965
JD Sports Fashion PLC	15,016	17,020
Kingfisher PLC	10,377	43,683
Land Securities Group PLC, REIT	4,217	35,261
Legal & General Group PLC	33,853	119,149
Lloyds Banking Group PLC	354,878	469,402
London Stock Exchange Group PLC	2,792	335,846
M&G PLC	13,634	52,488
Marks & Spencer Group PLC	12,333	54,882
Melrose Industries PLC	7,580	59,783
National Grid PLC	180,905	2,774,807
NatWest Group PLC	48,431	424,850
Next PLC	696	128,134
NMC Health PLC (A)(C)(D)(G)	77,617	0
Pearson PLC	3,451	48,794
Pentair PLC	822	85,603
Phoenix Group Holdings PLC	4,202	41,599
Reckitt Benckiser Group PLC	4,050	327,723
RELX PLC	10,949	441,100
Rentokil Initial PLC	15,052	89,808
Rio Tinto PLC	6,701	539,772
Rolls-Royce Holdings PLC	50,505	781,096
Sage Group PLC	5,775	83,994
Schroders PLC	4,342	23,735
Segro PLC, REIT	7,665	74,260
Severn Trent PLC	9,897	371,643
Shell PLC	34,655	1,277,115
Smith & Nephew PLC	4,830	80,327
Smiths Group PLC	1,966	62,185
Spirax Group PLC	442	40,398
SSE PLC	43,834	1,285,121
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	11,640	$ 284,021
Tesco PLC	38,963	231,706
Unilever PLC	13,009	849,972
United Utilities Group PLC	24,807	398,560
Vodafone Group PLC	113,780	151,670
Whitbread PLC	1,038	35,578
Willis Towers Watson PLC	489	160,685
Wise PLC, Class A (A)	3,933	47,117
		22,286,521
United States - 32.6%
3M Co.	2,673	427,947
Abbott Laboratories	8,723	1,092,905
AbbVie, Inc.	8,823	2,015,967
ABIOMED, Inc. (A)(C)(D)	56	57
Adobe, Inc. (A)	2,101	735,329
Advanced Micro Devices, Inc. (A)	8,094	1,733,411
AECOM	664	63,299
Affirm Holdings, Inc. (A)	1,363	101,448
Aflac, Inc.	2,544	280,527
Agilent Technologies, Inc.	1,425	193,900
Air Products & Chemicals, Inc.	1,114	275,180
Airbnb, Inc., Class A (A)	2,148	291,527
Alexandria Real Estate Equities, Inc., REIT	769	37,635
Alliant Energy Corp.	1,279	83,148
Allstate Corp.	1,312	273,093
Alnylam Pharmaceuticals, Inc. (A)	658	261,654
Alphabet, Inc., Class A	29,124	9,115,812
Alphabet, Inc., Class C	24,504	7,689,355
Altria Group, Inc.	8,390	483,767
Amazon.com, Inc. (A)	48,151	11,114,214
Ameren Corp.	1,343	134,112
American Electric Power Co., Inc.	2,664	307,186
American Express Co.	2,827	1,045,849
American Financial Group, Inc.	334	45,651
American Homes 4 Rent, Class A, REIT	1,663	53,382
American International Group, Inc.	2,774	237,316
American Tower Corp., REIT	2,356	413,643
American Water Works Co., Inc.	971	126,716
Ameriprise Financial, Inc.	476	233,402
AMETEK, Inc.	1,157	237,544
Amgen, Inc.	2,716	888,974
Amphenol Corp., Class A	6,117	826,651
Analog Devices, Inc.	2,479	672,305
Annaly Capital Management, Inc., REIT	3,240	72,446
Apollo Global Management, Inc.	2,203	318,906
Apple, Inc.	74,206	20,173,643
Applied Materials, Inc.	3,979	1,022,563
AppLovin Corp., Class A (A)	1,182	796,455
Archer-Daniels-Midland Co.	2,395	137,689
Ares Management Corp., Class A	1,080	174,560
Arista Networks, Inc. (A)	5,240	686,597
Arthur J Gallagher & Co.	1,274	329,698
Astera Labs, Inc. (A)	659	109,631
AT&T, Inc.	35,512	882,118
Atmos Energy Corp.	799	133,936
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Autodesk, Inc. (A)	1,063	$ 314,659
Automatic Data Processing, Inc.	2,023	520,376
AutoZone, Inc. (A)	85	288,278
AvalonBay Communities, Inc., REIT	712	129,093
Avery Dennison Corp.	391	71,115
Axon Enterprise, Inc. (A)	375	212,974
Baker Hughes Co.	4,905	223,374
Ball Corp.	1,282	67,908
Bank of America Corp.	35,780	1,967,900
Bank of New York Mellon Corp.	3,529	409,682
Baxter International, Inc.	2,585	49,399
Becton Dickinson & Co.	1,443	280,043
Bentley Systems, Inc., Class B	800	30,532
Berkshire Hathaway, Inc., Class B (A)	6,871	3,453,708
Best Buy Co., Inc.	1,027	68,737
Biogen, Inc. (A)	733	129,001
Blackrock, Inc.	737	788,841
Blackstone, Inc.	3,692	569,085
Block, Inc. (A)	2,766	180,039
Bloom Energy Corp., Class A (A)	1,142	99,228
Boeing Co. (A)	3,881	842,643
Booking Holdings, Inc.	162	867,563
Booz Allen Hamilton Holding Corp.	618	52,134
Boston Scientific Corp. (A)	7,434	708,832
Bristol-Myers Squibb Co.	10,264	553,640
Broadcom, Inc.	22,596	7,820,476
Broadridge Financial Solutions, Inc., ADR	587	131,001
Brookfield Asset Management Ltd., Class A	2,457	128,708
Brookfield Renewable Corp.	823	31,570
Brown & Brown, Inc.	1,447	115,326
Brown-Forman Corp., Class B	914	23,819
Builders FirstSource, Inc. (A)	560	57,618
Bunge Global SA	700	62,356
Burlington Stores, Inc. (A)	322	93,010
BXP, Inc., REIT	755	50,947
Cadence Design Systems, Inc. (A)	1,367	427,297
Capital One Financial Corp.	3,247	786,943
Cardinal Health, Inc.	1,192	244,956
Carlisle Cos., Inc.	217	69,410
Carlyle Group, Inc.	1,191	70,400
Carnival Corp. (A)	5,321	162,503
Carrier Global Corp.	3,836	202,694
Carvana Co. (A)	668	281,909
Caterpillar, Inc.	2,364	1,354,265
Cboe Global Markets, Inc.	524	131,524
CBRE Group, Inc., Class A (A)	1,495	240,381
CDW Corp.	662	90,164
Cencora, Inc.	925	312,419
Centene Corp. (A)	2,444	100,571
CenterPoint Energy, Inc.	3,243	124,337
CF Industries Holdings, Inc.	810	62,645
CH Robinson Worldwide, Inc.	596	95,813
Charles Schwab Corp.	8,679	867,119
Charter Communications, Inc., Class A (A)	441	92,059
Cheniere Energy, Inc.	1,085	210,913
Chevron Corp.	9,570	1,458,564
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Chipotle Mexican Grill, Inc. (A)	6,834	$ 252,858
Church & Dwight Co., Inc.	1,219	102,213
Ciena Corp. (A)	717	167,685
Cigna Group	1,337	367,983
Cincinnati Financial Corp.	781	127,553
Cintas Corp.	1,814	341,159
Cisco Systems, Inc.	19,921	1,534,515
Citigroup, Inc.	9,396	1,096,419
Citizens Financial Group, Inc.	2,186	127,684
Clorox Co.	606	61,103
Cloudflare, Inc., Class A (A)	1,578	311,103
CME Group, Inc.	1,796	490,452
CMS Energy Corp.	1,487	103,986
Coca-Cola Co.	20,396	1,425,884
Cognizant Technology Solutions Corp., Class A	2,461	204,263
Coinbase Global, Inc., Class A (A)	1,040	235,186
Colgate-Palmolive Co.	3,850	304,227
Comcast Corp., Class A	18,326	547,764
Comfort Systems USA, Inc.	178	166,126
ConocoPhillips	6,205	580,850
Consolidated Edison, Inc.	1,796	178,379
Constellation Brands, Inc., Class A	750	103,470
Constellation Energy Corp.	1,561	551,454
Cooper Cos., Inc. (A)	1,002	82,124
Copart, Inc. (A)	4,576	179,150
Corebridge Financial, Inc.	1,442	43,505
CoreWeave, Inc., Class A (A)	870	62,301
Corning, Inc.	4,099	358,908
Corpay, Inc. (A)	336	101,112
Corteva, Inc.	3,398	227,768
CoStar Group, Inc. (A)	2,106	141,607
Costco Wholesale Corp.	2,233	1,925,605
Coterra Energy, Inc.	3,775	99,358
Credo Technology Group Holding Ltd. (A)	781	112,378
Crowdstrike Holdings, Inc., Class A (A)	1,265	592,981
Crown Castle, Inc., REIT	2,172	193,026
CSX Corp.	9,315	337,669
Cummins, Inc.	697	355,784
CVS Health Corp.	6,327	502,111
D.R. Horton, Inc.	1,354	195,017
Danaher Corp.	3,225	738,267
Darden Restaurants, Inc.	585	107,652
Datadog, Inc., Class A (A)	1,538	209,153
Deckers Outdoor Corp. (A)	738	76,508
Deere & Co.	1,286	598,723
Dell Technologies, Inc., Class C	1,644	206,947
Delta Air Lines, Inc.	839	58,227
Devon Energy Corp.	2,972	108,864
Dexcom, Inc. (A)	1,958	129,952
Diamondback Energy, Inc.	927	139,356
Dick's Sporting Goods, Inc.	345	68,300
Digital Realty Trust, Inc., REIT	1,698	262,698
Docusign, Inc. (A)	1,018	69,631
Dollar General Corp.	1,105	146,711
Dollar Tree, Inc. (A)	973	119,689
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dominion Energy, Inc.	4,240	$ 248,422
Domino's Pizza, Inc.	162	67,525
DoorDash, Inc., Class A (A)	1,936	438,465
Dover Corp.	691	134,911
Dow, Inc.	3,555	83,116
DraftKings, Inc., Class A (A)	2,260	77,880
DTE Energy Co.	1,032	133,107
Duke Energy Corp.	3,870	453,603
DuPont de Nemours, Inc.	2,120	85,224
Dynatrace, Inc. (A)	1,512	65,530
eBay, Inc.	2,233	194,494
EchoStar Corp., Class A (A)	686	74,568
Ecolab, Inc.	1,283	336,813
Edison International	1,898	113,918
Edwards Lifesciences Corp. (A)	2,940	250,635
Electronic Arts, Inc.	1,193	243,766
Elevance Health, Inc.	1,133	397,173
Eli Lilly & Co.	4,006	4,305,168
EMCOR Group, Inc.	225	137,653
Emerson Electric Co.	2,827	375,199
Entegris, Inc.	767	64,620
Entergy Corp.	2,219	205,102
EOG Resources, Inc.	2,706	284,157
EQT Corp.	3,085	165,356
Equifax, Inc.	620	134,528
Equinix, Inc., REIT	489	374,652
Equitable Holdings, Inc.	1,503	71,618
Equity LifeStyle Properties, Inc., REIT	927	56,185
Equity Residential, REIT	1,815	114,418
Erie Indemnity Co., Class A	125	35,831
Essential Utilities, Inc.	1,395	53,512
Essex Property Trust, Inc., REIT	322	84,261
Estee Lauder Cos., Inc., Class A	1,188	124,407
Evergy, Inc.	1,144	82,929
Eversource Energy	1,846	124,291
Exelon Corp.	5,021	218,865
Expand Energy Corp.	1,166	128,680
Expedia Group, Inc.	594	168,286
Expeditors International of Washington, Inc.	685	102,072
Extra Space Storage, Inc., REIT	1,065	138,684
Exxon Mobil Corp.	21,061	2,534,481
F&G Annuities & Life, Inc.	78	2,406
F5, Inc. (A)	291	74,281
Fair Isaac Corp. (A)	119	201,184
Fastenal Co.	5,772	231,630
FedEx Corp.	1,141	329,589
Ferguson Enterprises, Inc.	991	220,626
Fidelity National Financial, Inc.	1,289	70,367
Fidelity National Information Services, Inc.	2,596	172,530
Fifth Third Bancorp	3,352	156,907
First Citizens BancShares, Inc., Class A	45	96,578
First Solar, Inc. (A)	512	133,750
FirstEnergy Corp.	2,735	122,446
Fiserv, Inc. (A)	2,733	183,576
Flex Ltd. (A)	1,898	114,677
Flutter Entertainment PLC (A)	850	182,784
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ford Motor Co.	19,620	$ 257,414
Fortinet, Inc. (A)	3,295	261,656
Fortive Corp.	1,688	93,194
Fox Corp., Class A	1,051	76,797
Fox Corp., Class B	765	49,671
Freeport-McMoRan, Inc.	7,371	374,373
Gaming & Leisure Properties, Inc., REIT	1,414	63,192
Gartner, Inc. (A)	378	95,362
GE HealthCare Technologies, Inc.	2,297	188,400
GE Vernova, Inc.	1,361	889,509
Gen Digital, Inc.	2,630	71,510
General Dynamics Corp.	1,151	387,496
General Electric Co.	5,360	1,651,041
General Mills, Inc.	2,673	124,295
General Motors Co.	4,777	388,466
Genuine Parts Co.	705	86,687
Gilead Sciences, Inc.	6,217	763,075
Global Payments, Inc.	1,219	94,351
GoDaddy, Inc., Class A (A)	696	86,360
Goldman Sachs Group, Inc.	1,535	1,349,265
Graco, Inc.	830	68,035
Halliburton Co.	4,240	119,822
Hartford Insurance Group, Inc.	1,406	193,747
HCA Healthcare, Inc.	828	386,560
Healthpeak Properties, Inc., REIT	3,480	55,958
HEICO Corp.	225	72,808
HEICO Corp., Class A	387	97,690
Hershey Co.	755	137,395
Hewlett Packard Enterprise Co.	6,665	160,093
Hilton Worldwide Holdings, Inc.	1,185	340,391
Hologic, Inc. (A)	1,114	82,982
Home Depot, Inc.	5,031	1,731,167
Honeywell International, Inc.	3,187	621,752
Hormel Foods Corp.	1,524	36,119
Howmet Aerospace, Inc.	1,934	396,509
HP, Inc.	4,796	106,855
Hubbell, Inc.	268	119,021
HubSpot, Inc. (A)	250	100,325
Humana, Inc.	603	154,446
Huntington Bancshares, Inc.	7,934	137,655
Hyatt Hotels Corp., Class A	214	34,308
IDEX Corp.	378	67,261
IDEXX Laboratories, Inc. (A)	403	272,642
Illinois Tool Works, Inc.	1,391	342,603
Illumina, Inc. (A)	775	101,649
Incyte Corp. (A)	842	83,164
Ingersoll Rand, Inc.	1,998	158,282
Insmed, Inc. (A)	1,069	186,049
Insulet Corp. (A)	353	100,337
Intel Corp. (A)	22,378	825,748
Interactive Brokers Group, Inc., Class A	2,255	145,019
Intercontinental Exchange, Inc.	2,855	462,396
International Business Machines Corp.	4,626	1,370,267
International Flavors & Fragrances, Inc.	1,278	86,124
International Paper Co.	2,525	99,460
Intuit, Inc.	1,403	929,375
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Intuitive Surgical, Inc. (A)	1,800	$ 1,019,448
Invitation Homes, Inc., REIT	2,894	80,424
IonQ, Inc. (A)	1,500	67,305
IQVIA Holdings, Inc. (A)	852	192,049
Iron Mountain, Inc., REIT	1,471	122,019
J.M. Smucker Co.	537	52,524
Jabil, Inc.	542	123,587
Jack Henry & Associates, Inc.	364	66,423
Jacobs Solutions, Inc.	600	79,476
JB Hunt Transport Services, Inc.	390	75,793
Johnson & Johnson	12,025	2,488,574
Johnson Controls International PLC	3,291	394,097
JPMorgan Chase & Co.	13,936	4,490,458
Kenvue, Inc.	9,578	165,221
Keurig Dr. Pepper, Inc.	6,430	180,104
KeyCorp	4,721	97,441
Keysight Technologies, Inc. (A)	859	174,540
Kimberly-Clark Corp.	1,657	167,175
Kimco Realty Corp., REIT	3,393	68,776
Kinder Morgan, Inc.	9,913	272,508
KKR & Co., Inc.	3,146	401,052
KLA Corp.	670	814,104
Kraft Heinz Co.	4,405	106,821
Kroger Co.	3,176	198,436
L3 Harris Technologies, Inc.	940	275,956
Labcorp Holdings, Inc.	418	104,868
Lam Research Corp.	6,394	1,094,525
Las Vegas Sands Corp.	1,569	102,126
Leidos Holdings, Inc.	611	110,224
Lennar Corp., Class A	1,077	110,716
Lennox International, Inc.	159	77,207
Liberty Media Corp. - Liberty Formula One, Class C (A)	1,055	103,928
Linde PLC	2,340	997,753
Live Nation Entertainment, Inc. (A)	818	116,565
Lockheed Martin Corp.	1,041	503,500
Loews Corp.	886	93,305
Lowe's Cos., Inc.	2,824	681,036
LPL Financial Holdings, Inc.	405	144,654
LyondellBasell Industries NV, Class A	1,288	55,770
M&T Bank Corp.	793	159,774
Marathon Petroleum Corp.	1,520	247,198
Markel Group, Inc. (A)	63	135,428
Marriott International, Inc., Class A	1,162	360,499
Marsh & McLennan Cos., Inc.	2,457	455,823
Martin Marietta Materials, Inc.	306	190,534
Marvell Technology, Inc.	4,351	369,748
Masco Corp.	1,057	67,077
Mastercard, Inc., Class A	4,279	2,442,796
McCormick & Co., Inc.	1,273	86,704
McDonald's Corp.	3,599	1,099,962
McKesson Corp.	621	509,400
Merck & Co., Inc.	12,507	1,316,487
Meta Platforms, Inc., Class A	10,936	7,218,744
MetLife, Inc.	2,844	224,505
Mettler-Toledo International, Inc. (A)	104	144,996
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Microchip Technology, Inc.	2,732	$ 174,083
Micron Technology, Inc.	5,470	1,561,193
Microsoft Corp.	35,386	17,113,377
Mid-America Apartment Communities, Inc., REIT	581	80,707
Mondelez International, Inc., Class A	6,452	347,311
MongoDB, Inc. (A)	417	175,011
Monolithic Power Systems, Inc.	243	220,245
Monster Beverage Corp. (A)	3,638	278,925
Moody's Corp.	809	413,278
Motorola Solutions, Inc.	835	320,072
MSCI, Inc.	387	222,034
Nasdaq, Inc.	2,307	224,079
Natera, Inc. (A)	661	151,428
NetApp, Inc.	1,005	107,625
Netflix, Inc. (A)	21,316	1,998,588
Neurocrine Biosciences, Inc. (A)	501	71,057
Newmont Corp.	5,834	582,525
News Corp., Class A	1,881	49,132
NextEra Energy, Inc.	10,255	823,271
NIKE, Inc., Class B	5,941	378,501
NiSource, Inc.	2,339	97,677
Nordson Corp.	268	64,435
Norfolk Southern Corp.	1,121	323,655
Northern Trust Corp.	962	131,400
Northrop Grumman Corp.	680	387,743
NRG Energy, Inc.	968	154,144
Nucor Corp.	1,157	188,718
Nutanix, Inc., Class A (A)	1,290	66,680
NVIDIA Corp.	123,392	23,012,608
NVR, Inc. (A)	14	102,099
Occidental Petroleum Corp.	3,657	150,376
Oklo, Inc. (A)	572	41,047
Okta, Inc. (A)	849	73,413
Old Dominion Freight Line, Inc.	952	149,274
Omnicom Group, Inc.	1,581	127,666
ON Semiconductor Corp. (A)	2,088	113,065
ONEOK, Inc.	3,116	229,026
Oracle Corp.	8,668	1,689,480
O'Reilly Automotive, Inc. (A)	4,273	389,740
Otis Worldwide Corp.	1,964	171,555
PACCAR, Inc.	2,640	289,106
Packaging Corp. of America	452	93,216
Palantir Technologies, Inc., Class A (A)	11,598	2,061,544
Palo Alto Networks, Inc. (A)	3,409	627,938
Parker-Hannifin Corp.	632	555,503
Paychex, Inc.	1,625	182,293
Paycom Software, Inc.	254	40,477
PayPal Holdings, Inc.	4,582	267,497
PepsiCo, Inc.	6,820	978,806
Pfizer, Inc.	28,512	709,949
PG&E Corp.	10,815	173,797
Philip Morris International, Inc.	7,750	1,243,100
Phillips 66	2,017	260,274
Pinterest, Inc., Class A (A)	3,038	78,654
PNC Financial Services Group, Inc.	1,988	414,955
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PPG Industries, Inc.	1,133	$ 116,087
PPL Corp.	3,674	128,663
Principal Financial Group, Inc.	1,120	98,795
Procter & Gamble Co.	11,724	1,680,166
Progressive Corp.	2,921	665,170
Prologis, Inc., REIT	4,672	596,428
Prudential Financial, Inc.	1,772	200,023
PTC, Inc. (A)	604	105,223
Public Service Enterprise Group, Inc.	2,481	199,224
Public Storage, REIT	796	206,562
PulteGroup, Inc.	996	116,791
Pure Storage, Inc., Class A (A)	1,578	105,742
Qnity Electronics, Inc.	1,054	86,059
QUALCOMM, Inc.	5,410	925,380
Quanta Services, Inc.	748	315,701
Quest Diagnostics, Inc.	562	97,524
Raymond James Financial, Inc.	956	153,524
RB Global, Inc.	1,118	115,103
Realty Income Corp., REIT	4,570	257,611
Reddit, Inc., Class A (A)	487	111,947
Regency Centers Corp., REIT	862	59,504
Regeneron Pharmaceuticals, Inc.	525	405,232
Regions Financial Corp.	4,508	122,167
Reliance, Inc.	267	77,128
Republic Services, Inc.	1,087	230,368
ResMed, Inc.	735	177,039
Restaurant Brands International, Inc.	1,897	129,447
Rivian Automotive, Inc., Class A (A)	3,940	77,657
Robinhood Markets, Inc., Class A (A)	3,710	419,601
ROBLOX Corp., Class A (A)	2,942	238,390
Rocket Cos., Inc., Class A	4,612	89,288
Rocket Lab Corp. (A)	2,197	153,263
Rockwell Automation, Inc.	567	220,603
Rollins, Inc.	1,457	87,449
Roper Technologies, Inc.	540	240,370
Ross Stores, Inc.	1,635	294,529
Royal Caribbean Cruises Ltd.	1,315	366,780
Royalty Pharma PLC, Class A	2,065	79,792
RPM International, Inc.	645	67,080
RTX Corp.	6,716	1,231,714
S&P Global, Inc.	1,562	816,286
Salesforce, Inc.	4,766	1,262,561
Samsara, Inc., Class A (A)	1,750	62,038
SBA Communications Corp., REIT	536	103,678
Seagate Technology Holdings PLC	1,077	296,595
Sempra	3,248	286,766
ServiceNow, Inc. (A)	5,184	794,137
Sherwin-Williams Co.	1,188	384,948
Simon Property Group, Inc., REIT	1,640	303,580
SLB Ltd.	7,437	285,432
Smithfield Foods, Inc.	6	134
Snap, Inc., Class A (A)	5,370	43,336
Snap-on, Inc.	262	90,285
Snowflake, Inc., Class A (A)	1,615	354,266
SoFi Technologies, Inc. (A)	6,020	157,604
Solventum Corp. (A)	781	61,886
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Southern Co.	5,458	$ 475,938
SS&C Technologies Holdings, Inc.	1,104	96,512
Starbucks Corp.	5,659	476,544
State Street Corp.	1,428	184,226
Steel Dynamics, Inc.	712	120,648
STERIS PLC	491	124,478
Strategy, Inc., Class A (A)	1,326	201,486
Stryker Corp.	1,731	608,395
Sun Communities, Inc., REIT	626	77,568
Super Micro Computer, Inc. (A)	2,688	78,678
Synchrony Financial	1,889	157,599
Synopsys, Inc. (A)	926	434,961
Sysco Corp.	2,392	176,266
T. Rowe Price Group, Inc.	1,102	112,823
Take-Two Interactive Software, Inc. (A)	923	236,316
Tapestry, Inc.	1,054	134,670
Targa Resources Corp.	1,069	197,231
Target Corp.	2,316	226,389
Teledyne Technologies, Inc. (A)	235	120,022
Teradyne, Inc.	805	155,816
Tesla, Inc. (A)	14,505	6,523,189
Texas Instruments, Inc.	4,576	793,890
Texas Pacific Land Corp.	286	82,145
Textron, Inc.	906	78,976
Thermo Fisher Scientific, Inc.	1,884	1,091,684
TJX Cos., Inc.	5,612	862,059
T-Mobile U.S., Inc.	2,501	507,803
Toast, Inc., Class A (A)	2,294	81,460
Tractor Supply Co.	2,700	135,027
Trade Desk, Inc., Class A (A)	2,211	83,930
Tradeweb Markets, Inc., Class A	580	62,373
TransDigm Group, Inc.	280	372,358
TransUnion	974	83,521
Travelers Cos., Inc.	1,130	327,768
Trimble, Inc. (A)	1,198	93,863
Truist Financial Corp.	6,535	321,587
Twilio, Inc., Class A (A)	767	109,098
Tyler Technologies, Inc. (A)	217	98,507
Tyson Foods, Inc., Class A	1,431	83,885
U.S. Bancorp	7,867	419,783
Uber Technologies, Inc. (A)	9,879	807,213
UDR, Inc., REIT	1,571	57,624
Ulta Beauty, Inc. (A)	225	136,127
Union Pacific Corp.	2,962	685,170
United Airlines Holdings, Inc. (A)	416	46,517
United Parcel Service, Inc., Class B	3,730	369,979
United Rentals, Inc.	326	263,838
United Therapeutics Corp. (A)	218	106,221
UnitedHealth Group, Inc.	4,572	1,509,263
Universal Health Services, Inc., Class B	285	62,136
Valero Energy Corp.	1,536	250,045
Veeva Systems, Inc., Class A (A)	782	174,566
Ventas, Inc., REIT	2,279	176,349
Veralto Corp.	1,248	124,525
VeriSign, Inc.	424	103,011
Verisk Analytics, Inc.	685	153,228
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Verizon Communications, Inc.	21,092	$ 859,077
Vertex Pharmaceuticals, Inc. (A)	1,297	588,008
Vertiv Holdings Co., Class A	1,834	297,126
VICI Properties, Inc., REIT	5,321	149,627
Visa, Inc., Class A	8,512	2,985,244
Vistra Corp.	1,691	272,809
Vulcan Materials Co.	669	190,812
W.R. Berkley Corp.	1,515	106,232
Walmart, Inc.	21,828	2,431,857
Walt Disney Co.	8,937	1,016,762
Warner Bros Discovery, Inc. (A)	11,767	339,125
Waste Management, Inc.	2,003	440,079
Waters Corp. (A)	299	113,569
Watsco, Inc.	175	58,966
WEC Energy Group, Inc.	1,603	169,052
Wells Fargo & Co.	16,171	1,507,137
Welltower, Inc., REIT	3,325	617,153
West Pharmaceutical Services, Inc.	359	98,775
Western Digital Corp.	1,750	301,472
Westinghouse Air Brake Technologies Corp.	862	183,994
Weyerhaeuser Co., REIT	3,616	85,663
Williams Cos., Inc.	6,074	365,108
Williams-Sonoma, Inc.	617	110,190
Workday, Inc., Class A (A)	1,091	234,325
WP Carey, Inc., REIT	1,098	70,667
WW Grainger, Inc.	227	229,054
Xcel Energy, Inc.	2,959	218,552
Xylem, Inc.	1,222	166,412
Yum! Brands, Inc.	1,399	211,641
Zebra Technologies Corp., Class A (A)	257	62,405
Zillow Group, Inc., Class C (A)	841	57,373
Zimmer Biomet Holdings, Inc.	995	89,470
Zoetis, Inc.	2,221	279,446
Zoom Communications, Inc., Class A (A)	1,295	111,746
Zscaler, Inc. (A)	520	116,958
		292,115,952
Uruguay - 0.1%
MercadoLibre, Inc. (A)	227	457,237
Total Common Stocks (Cost $345,604,843)		428,507,501

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 21.5%
Australia - 0.9%
Australia Government Bonds
1.25%, 05/21/2032	AUD 2,690,000	1,478,683
South Australian Government Financing Authority
1.75%, 05/24/2034 (H)	2,290,000	1,175,103
Treasury Corp. of Victoria
1.50%, 09/10/2031	2,300,000	1,283,887
2.00%, 09/17/2035	4,240,000	2,104,686
2.25%, 09/15/2033 (H)	4,246,000	2,316,725
		8,359,084
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (H)	EUR 1,210,000	$ 1,037,514
Belgium - 0.2%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (H)	820,000	599,274
3.45%, 06/22/2043 (H)	1,420,000	1,560,022
		2,159,296
Canada - 1.4%
British Columbia Investment Management Corp.
4.00%, 06/02/2035	CAD 2,550,000	1,874,279
Canada Government Bonds
3.25%, 12/01/2034	780,000	563,978
3.50%, 12/01/2057	2,220,000	1,513,572
OMERS Finance Trust
4.75%, 03/26/2031 (F)	$ 850,000	878,862
Province of Alberta
3.38%, 04/02/2035 (H)	EUR 610,000	717,048
Province of British Columbia
2.20%, 06/18/2030	CAD 1,300,000	912,865
Province of Ontario
2.05%, 06/02/2030	1,790,000	1,249,290
3.25%, 07/03/2035 (H)	EUR 360,000	418,642
Province of Quebec
Zero Coupon, 10/29/2030 (H)	1,700,000	1,747,083
1.90%, 09/01/2030	CAD 3,090,000	2,132,416
3.25%, 05/22/2035 (H)	EUR 580,000	673,200
		12,681,235
Chile - 0.3%
Chile Government International Bonds
3.75%, 01/14/2032	1,030,000	1,228,539
3.80%, 07/01/2035	360,000	423,567
3.88%, 07/09/2031	670,000	806,648
		2,458,754
China - 3.5%
China Government Bonds
1.43%, 01/25/2030	CNY 26,140,000	3,720,181
2.04%, 11/25/2034	15,760,000	2,289,156
2.40%, 07/15/2028	12,960,000	1,902,234
2.69%, 08/15/2032	20,190,000	3,055,103
2.80%, 11/15/2032	20,420,000	3,123,580
3.12%, 10/25/2052	2,780,000	456,637
3.13%, 11/21/2029	11,340,000	1,726,263
3.27%, 11/19/2030	67,760,000	10,536,725
3.53%, 10/18/2051	3,700,000	647,754
3.81%, 09/14/2050	19,000,000	3,445,459
		30,903,092
Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 15,920,000	670,488
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Denmark - 0.1%
Denmark Government Bonds
2.25%, 11/15/2033	DKK 3,590,000	$ 551,945
Estonia - 0.1%
Estonia Government International Bonds
3.25%, 01/17/2034 (H)	EUR 710,000	826,438
Finland - 0.2%
Finland Government Bonds
0.13%, 04/15/2036 (H)	2,380,000	2,035,018
France - 1.9%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (H)	900,000	889,393
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (H)	7,320,000	7,776,025
2.70%, 02/25/2031 (H)	6,420,000	7,491,367
SNCF Reseau
1.88%, 03/30/2034 (H)	800,000	824,295
		16,981,080
Germany - 2.6%
Bundesobligation
1.30%, 10/15/2027 (H)	8,670,000	10,052,859
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 (H)	6,390,000	6,540,467
0.25%, 02/15/2029 (H)	1,730,000	1,913,281
2.50%, 08/15/2054 (H)	1,420,000	1,375,547
4.25%, 07/04/2039 (H)	2,860,000	3,776,971
		23,659,125
Greece - 0.0% *
Hellenic Republic Government Bonds
4.38%, 07/18/2038 (H)	110,000	138,281
Hungary - 0.2%
Hungary Government Bonds
3.00%, 08/21/2030	HUF 82,630,000	219,152
Hungary Government International Bonds
6.25%, 09/22/2032 (H)	$ 1,510,000	1,610,375
		1,829,527
Indonesia - 0.1%
Indonesia Treasury Bonds
8.38%, 03/15/2034	IDR 16,822,000,000	1,149,566
Ireland - 0.1%
Ireland Government Bonds
0.40%, 05/15/2035 (H)	EUR 720,000	662,577
Italy - 0.8%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (H)	930,000	1,053,590
3.85%, 07/01/2034 (H)	440,000	536,678
4.00%, 11/15/2030 (H)	2,700,000	3,347,399
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro (continued)
4.30%, 10/01/2054 (H)	EUR 190,000	$ 221,616
4.45%, 09/01/2043 (H)	710,000	875,262
4.50%, 10/01/2053 (H)	1,280,000	1,541,956
		7,576,501
Japan - 2.9%
Japan Government Ten Year Bonds
0.80%, 03/20/2034	JPY 477,500,000	2,795,619
0.90%, 09/20/2034	538,550,000	3,151,191
1.40%, 03/20/2035	853,150,000	5,173,801
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	680,800,000	2,338,512
0.70%, 12/20/2051	243,300,000	839,792
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	759,450,000	3,622,514
0.60%, 06/20/2037	203,600,000	1,086,707
2.50%, 06/20/2045	40,000,000	239,507
Japan Government Two Year Bonds
1.00%, 12/01/2027	1,051,000,000	6,692,342
		25,939,985
Lithuania - 0.4%
Lithuania Government International Bonds
3.50%, 07/03/2031 (H)	EUR 2,220,000	2,661,574
Republic of Lithuania
3.50%, 07/03/2031 (H)	500,000	599,454
		3,261,028
Luxembourg - 0.1%
European Financial Stability Facility
3.00%, 09/04/2034 (H)	1,110,000	1,291,983
Malaysia - 0.2%
Malaysia Government Bonds
3.58%, 07/15/2032	MYR 4,930,000	1,227,738
3.89%, 08/15/2029	3,510,000	884,735
		2,112,473
Mexico - 0.2%
Mexico Bonos
7.75%, 11/23/2034	MXN 6,000,000	309,024
8.50%, 05/31/2029	18,000,000	1,007,910
Mexico Government International Bonds
3.50%, 09/19/2029	EUR 605,000	709,000
		2,025,934
Netherlands - 0.2%
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (H)	1,460,000	1,534,345
2.75%, 01/15/2047 (H)	540,000	565,927
		2,100,272
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 0.3%
New Zealand Government Bonds
4.25%, 05/15/2036	NZD 16,000	$ 9,013
4.50%, 05/15/2035	654,000	379,169
New Zealand Local Government Funding Agency Bonds
4.40%, 09/08/2027	AUD 3,150,000	2,100,513
		2,488,695
Norway - 0.0% *
Norway Government Bonds
3.75%, 06/12/2035 (H)	NOK 1,770,000	170,060
Poland - 0.1%
Republic of Poland Government Bonds
1.75%, 04/25/2032	PLN 2,860,000	671,008
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.63%, 06/12/2054 (H)	EUR 400,000	439,474
Republic of Korea - 0.1%
Korea Development Bank
0.80%, 07/19/2026	$ 1,210,000	1,189,902
Romania - 0.1%
Romania Government International Bonds
5.25%, 03/10/2030 (H)	EUR 770,000	947,293
6.50%, 10/07/2045 (F)	240,000	280,989
		1,228,282
Saudi Arabia - 0.2%
Saudi Government International Bonds
3.38%, 03/05/2032 (F)	1,010,000	1,191,403
5.13%, 01/13/2028 (F)	$ 610,000	622,952
		1,814,355
Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,080,000	873,041
Slovakia - 0.2%
Slovakia Government Bonds
3.75%, 02/27/2040 (H)	EUR 1,360,000	1,549,487
Spain - 1.0%
Spain Government Bonds
2.70%, 10/31/2048 (H)	722,000	692,768
3.45%, 10/31/2034 (H)	2,960,000	3,549,468
3.50%, 05/31/2029	3,790,000	4,608,580
4.00%, 10/31/2054 (H)	230,000	264,761
		9,115,577
Supranational - 0.9%
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (H)	$ 530,000	487,786
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
Corporacion Andina de Fomento
5.00%, 01/24/2029 - 01/22/2030	$ 1,620,000	$ 1,671,992
5.30%, 02/19/2029	AUD 8,730,000	5,816,586
		7,976,364
Sweden - 0.1%
Sweden Government Bonds
2.25%, 05/11/2035 (H)	SEK 4,590,000	478,139
Switzerland - 0.2%
Swiss Confederation Government Bonds
0.25%, 06/23/2035 (H)	CHF 1,220,000	1,534,169
Thailand - 0.3%
Thailand Government Bonds
1.59%, 12/17/2035	THB 25,170,000	796,742
2.00%, 12/17/2031	44,180,000	1,456,283
		2,253,025
United Kingdom - 1.2%
U.K. Gilt
0.38%, 10/22/2030 (H)	GBP 2,470,000	2,827,026
0.63%, 10/22/2050 (H)	4,000,000	1,988,389
0.88%, 07/31/2033 (H)	580,000	611,315
3.75%, 10/22/2053 (H)	1,260,000	1,333,531
4.25%, 07/31/2034 (H)	1,920,000	2,556,951
4.50%, 06/07/2028 (H)	750,000	1,028,268
		10,345,480
Total Foreign Government Obligations (Cost $199,500,390)		192,538,254
U.S. GOVERNMENT OBLIGATIONS - 9.3%
U.S. Treasury - 4.5%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 4,230,000	2,683,902
1.75%, 08/15/2041	5,070,000	3,420,864
4.88%, 08/15/2045	2,710,000	2,736,253
U.S. Treasury Notes
1.38%, 11/15/2031	2,330,000	2,029,557
1.88%, 02/15/2032	4,070,000	3,629,772
2.38%, 03/31/2029	860,000	828,556
3.38%, 05/15/2033	3,030,000	2,912,943
4.13%, 09/30/2027 - 08/31/2030	19,030,000	19,313,568
4.25%, 11/15/2034	2,300,000	2,324,168
		39,879,583
U.S. Treasury Inflation-Protected Securities - 4.8%
U.S. Treasury Inflation-Protected Indexed Notes
1.88%, 07/15/2035	43,556,250	43,439,630
		43,439,630
Total U.S. Government Obligations (Cost $84,538,779)		83,319,213
	Principal	Value
CORPORATE DEBT SECURITIES - 6.9%
Australia - 0.4%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (I), 11/25/2035 (F)	$ 1,750,000	$ 1,573,707
NBN Co. Ltd.
2.63%, 05/05/2031 (F)	1,015,000	932,320
Quintis Australia Pty. Ltd.
PIK Rate 7.50%, Cash Rate 7.50%, 10/01/2026 (C)(D)(F)(J)	237,012	46,928
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (C)(D)(F)(G)(J)	3,336,317	0
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (I), 11/15/2035	1,250,000	1,131,962
		3,684,917
Canada - 0.1%
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026	550,000	552,594
Denmark - 0.1%
Danske Bank AS
Fixed until 03/04/2030, 5.02% (I), 03/04/2031 (F)	800,000	817,000
France - 0.4%
AXA SA
Fixed until 05/28/2029, 3.25% (I), 05/28/2049 (H)	EUR 1,300,000	1,524,913
BPCE SA
Fixed until 06/01/2028, 5.75% (I), 06/01/2033 (H)	1,100,000	1,368,350
Orange SA
Fixed until 10/01/2026 (K), 5.00% (I)(H)	255,000	304,171
		3,197,434
Germany - 0.2%
Allianz SE
Fixed until 07/08/2030, 2.12% (I), 07/08/2050 (H)	200,000	222,308
Fixed until 01/25/2033, 5.82% (I), 07/25/2053 (H)	900,000	1,181,809
		1,404,117
Ireland - 0.1%
AIB Group PLC
Fixed until 03/28/2034, 5.87% (I), 03/28/2035 (F)	$ 1,175,000	1,240,039
Japan - 0.2%
NTT Finance Corp.
4.88%, 07/16/2030 (F)	875,000	891,111
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	1,500,000	1,366,243
		2,257,354
Jersey, Channel Islands - 0.2%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (F)	1,575,000	1,388,042
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (H)	EUR 1,000,000	$ 1,155,048
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	471,845
1.13%, 03/07/2027	340,000	393,517
		2,020,410
Netherlands - 0.3%
Alliander NV
Fixed until 03/27/2032 (K), 4.50% (H)(I)	250,000	303,495
JT International Financial Services BV
3.63%, 04/11/2034 (H)	700,000	809,575
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	73,207
Upjohn Finance BV
1.91%, 06/23/2032 (H)	1,400,000	1,442,993
		2,629,270
Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (F)	$ 1,650,000	1,645,973
Singapore - 0.1%
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	575,000	533,486
Spain - 0.1%
CaixaBank SA
Fixed until 09/05/2031, 4.00% (I), 03/05/2037 (H)	EUR 1,000,000	1,182,475
United Kingdom - 0.3%
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (H)	GBP 950,000	1,335,174
NatWest Group PLC
Fixed until 05/23/2030, 5.12% (I), 05/23/2031	$ 1,525,000	1,565,417
		2,900,591
United States - 4.0%
Aon North America, Inc.
5.45%, 03/01/2034	1,350,000	1,402,941
AT&T, Inc.
1.80%, 09/05/2026	EUR 220,000	257,615
2.90%, 12/04/2026	GBP 200,000	266,892
3.65%, 06/01/2051	$ 750,000	527,032
Bank of America Corp.
Fixed until 09/15/2033, 5.87% (I), 09/15/2034	975,000	1,040,475
Bank of New York Mellon Corp.
Fixed until 03/14/2034, 5.19% (I), 03/14/2035	1,100,000	1,136,580
Boeing Co.
5.81%, 05/01/2050	750,000	737,696
6.26%, 05/01/2027	225,000	230,854
6.30%, 05/01/2029	425,000	451,116
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (I), 05/19/2034	$ 1,045,000	$ 1,119,398
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	425,000	294,840
5.38%, 05/01/2047	1,300,000	1,070,868
Chubb INA Holdings LLC
0.88%, 06/15/2027	EUR 1,000,000	1,147,261
Citigroup, Inc.
Fixed until 01/25/2032, 3.06% (I), 01/25/2033	$ 1,050,000	961,868
4.45%, 09/29/2027	1,075,000	1,081,915
Enterprise Products Operating LLC
5.20%, 01/15/2036	525,000	534,419
Foundry JV Holdco LLC
5.50%, 01/25/2031 (F)	875,000	903,170
Goldman Sachs Group, Inc.
0.75%, 03/23/2032 (H)	EUR 1,260,000	1,266,605
Fixed until 04/25/2034, 5.85% (I), 04/25/2035	$ 750,000	797,369
Hyundai Capital America
5.30%, 06/24/2029 (F)	1,325,000	1,363,957
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	775,000	686,939
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (I), 02/17/2033 (H)	EUR 1,000,000	996,957
Fixed until 10/23/2033, 6.25% (I), 10/23/2034	$ 2,700,000	2,964,428
Las Vegas Sands Corp.
5.63%, 06/15/2028	450,000	461,383
5.90%, 06/01/2027	550,000	560,969
6.00%, 08/15/2029 - 06/14/2030	529,000	552,980
Meta Platforms, Inc.
5.63%, 11/15/2055	600,000	575,863
Micron Technology, Inc.
5.30%, 01/15/2031	525,000	543,805
Nuveen LLC
5.85%, 04/15/2034 (F)	475,000	499,506
ONEOK, Inc.
5.05%, 11/01/2034	1,175,000	1,164,508
Oracle Corp.
5.50%, 08/03/2035	775,000	759,409
5.88%, 09/26/2045	500,000	451,562
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (I), 10/20/2034	1,775,000	2,008,638
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	1,084,348
Stellantis Financial Services U.S. Corp.
5.40%, 09/15/2030 (F)	$ 825,000	837,712
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 850,000	880,928
1.88%, 10/01/2049	400,000	295,221
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
U.S. Bancorp
Fixed until 06/10/2033, 5.84% (I), 06/12/2034	$ 1,178,000	$ 1,256,798
VICI Properties LP
5.13%, 05/15/2032	950,000	956,572
Vontier Corp.
2.40%, 04/01/2028	925,000	886,528
Williams Cos., Inc.
4.63%, 06/30/2030	1,025,000	1,035,032
		36,052,957
Total Corporate Debt Securities (Cost $64,974,640)		61,506,659
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050 - 01/01/2053	2,788,666	2,371,528
5.50%, 12/01/2054	3,408,549	3,456,966
6.00%, 09/01/2054	1,353,033	1,390,887
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	5,610,446	4,765,238
3.00%, 01/01/2053	10,428,151	9,230,923
3.50%, 01/01/2051	3,799,674	3,542,348
5.50%, 08/01/2055	3,351,545	3,402,699
6.00%, 10/01/2055	1,599,534	1,643,061
6.50%, 10/01/2053	262,539	274,518
Uniform Mortgage-Backed Security, TBA
3.00%, 01/01/2056 (L)	250,000	221,084
4.00%, 01/01/2056 (L)	2,310,000	2,190,861
4.50%, 01/01/2055 (L)	1,990,000	1,942,523
5.00%, 01/01/2055 (L)	3,705,000	3,694,580
Total U.S. Government Agency Obligations (Cost $39,060,274)		38,127,216
MORTGAGE-BACKED SECURITIES - 2.4%
Ireland - 0.0% *
Berg Finance DAC
Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 3.07% (I), 04/22/2033 (H)	EUR 148,305	174,067
United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C, SONIA + 2.22%, 6.15% (I), 04/17/2044 (H)	GBP 892,112	1,154,626
United States - 2.3%
A&D Mortgage Trust
Series 2025-NQM4, Class A1A, 5.23% (I), 10/25/2070 (F)	$ 1,276,539	1,280,125

BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (F)	1,000,000	827,500

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

BAMLL Trust
Series 2024-BHP, Class A, 1-Month Term SOFR + 2.35%, 6.10% (I), 08/15/2039 (F)	$ 1,500,000	$ 1,502,477

Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1, 3.00% (I), 01/25/2052 (F)	1,501,061	1,309,851

BPR Trust
Series 2022-SSP, Class A, 1-Month Term SOFR + 3.00%, 6.75% (I), 05/15/2039 (F)	2,000,000	1,999,999

BX Trust
Series 2019-OC11, Class D, 3.94% (I), 12/09/2041 (F)	576,000	548,664

Citigroup Mortgage Loan Trust, Inc.
Series 2025-4, Class A2, 5.50% (I), 10/25/2055 (F)	886,232	891,321
Series 2025-3, Class A1, 6.00% (I), 06/25/2055 (F)	545,776	555,512

GCAT Trust
Series 2024-INV1, Class 2A2, 6.50% (I), 01/25/2054 (F)	800,988	823,047

GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6, 3.00% (I), 06/25/2052 (F)	751,590	657,691

GS Mortgage-Backed Securities Trust
Series 2025-PJ8, Class A1, 6.00% (I), 02/25/2056 (F)	712,566	723,032

Hundred Acre Wood Trust
Series 2021-INV3, Class A3, 2.50% (I), 12/25/2051 (F)	1,128,018	944,775

JPMorgan Mortgage Trust
Series 2021-INV6, Class A2, 3.00% (I), 04/25/2052 (F)	1,286,195	1,127,950
Series 2022-INV3, Class A3B, 3.00% (I), 09/25/2052 (F)	1,117,477	975,833

JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, 1-Month Term SOFR + 1.62%, 5.37% (I), 06/15/2039 (F)	1,000,000	1,001,545

Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (F)	310,366	302,365

OBX Trust
Series 2023-INV1, Class A1, 3.00% (I), 01/25/2052 (F)	1,039,446	907,039
Series 2020-EXP1, Class 1A8, 3.50% (I), 02/25/2060 (F)	158,403	140,046

Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/2039 (F)	1,400,000	1,348,507

PRKCM Trust
Series 2023-AFC1, Class A1, 6.60% (I), 02/25/2058 (F)	1,117,780	1,115,779

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

PRMI Securitization Trust
Series 2021-1, Class A2, 2.50% (I), 04/25/2051 (F)	$ 1,499,643	$ 1,255,131
		20,238,189
Total Mortgage-Backed Securities (Cost $22,746,317)		21,566,882
ASSET-BACKED SECURITIES - 0.4%
United States - 0.4%
DataBank Issuer II LLC Series 2025-1A, Class A2, 5.18%, 09/27/2055 (F)	1,060,000	1,044,142
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (F)	1,500,000	1,495,322
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month Term SOFR + 4.86%, 8.61% (I), 10/15/2041 (F)	594,654	625,125
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (F)	43,081	42,774
Total Asset-Backed Securities (Cost $3,147,167)		3,207,363
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Michigan - 0.0% *
University of Michigan, Revenue Bonds, Series A,
4.45%, 04/01/2122	650,000	505,687
Total Municipal Government Obligation (Cost $650,000)		505,687

	Shares	Value
PREFERRED STOCKS - 0.0% *
Germany - 0.0% *
Bayerische Motoren Werke AG,
4.71% (M)	330	35,165
Dr. Ing. h.c. F. Porsche AG,
5.03% (F)(M)	681	36,271
Henkel AG & Co. KGaA,
2.92% (M)	959	78,240
Porsche Automobil Holding SE,
4.80% (M)	918	42,830
Sartorius AG,
0.30% (M)	157	45,210
Volkswagen AG,
6.11% (M)	1,242	151,572
Total Preferred Stocks (Cost $622,165)		389,288

	Principal	Value
CONVERTIBLE BONDS - 0.0%
India - 0.0%
REI Agro Ltd.
5.50%, 11/13/2014 (A)(C)(D)(F)(G)(N)	$ 697,000	$ 0

5.50%, 11/13/2014 (A)(C)(D)(G)(H)(N)	259,000	0
Total Convertible Bonds (Cost $542,530)		0

	Shares	Value
WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise Price CAD 0, Expiration Date 03/31/2040(A)(C)(D)(O)	203	0
Total Warrant (Cost $0)		0

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bills
3.59% (M), 02/26/2026 (P)	$ 18,000,000	17,901,310
3.84% (M), 03/03/2026 (Q)(R)	2,000,000	1,988,154
Total Short-Term U.S. Government Obligations (Cost $19,888,721)		19,889,464

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (M)	1,350,198	1,350,198
Total Other Investment Company (Cost $1,350,198)		1,350,198

	Principal	Value
REPURCHASE AGREEMENT - 4.8%
Fixed Income Clearing Corp., 1.35% (M), dated 12/31/2025, to be repurchased at $42,751,540 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $43,603,517. (P)	$ 42,748,334	42,748,334
Total Repurchase Agreement (Cost $42,748,334)		42,748,334
Total Investments (Cost $825,374,358)		893,656,059
Net Other Assets (Liabilities) - 0.1%		1,187,498
Net Assets - 100.0%		$ 894,843,557
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Day USD-SOFR	BNP	Receive	Semi- Annually	09/20/2026	USD	17,836,000	78,659	$299,355	$1	$299,354
1-Day USD-SOFR	JPM	Receive	Quarterly	10/01/2026	USD	8,840,000	13,152	114,222	3	114,219
1-Day USD-SOFR	BCLY	Receive	Quarterly	10/01/2026	USD	26,487,000	11,477	77,624	—	77,624
3-Month EUR- EURIBOR	BCLY	Receive	Quarterly	09/20/2026	EUR	15,694,000	65,129	83,186	—	83,186
3-Month EUR- EURIBOR	BNP	Receive	Quarterly	09/20/2026	EUR	22,366,000	92,106	55,470	—	55,470
Bloomberg Global- Aggregate Total Return Index	BCLY	Pay	Terciary	09/30/2026	USD	132,214,000	(217,887)	302,290	—	302,290
Bloomberg Global- Aggregate Total Return Index Value Hedged USD	BCLY	Pay	Quarterly	09/30/2026	USD	33,448,000	(55,129)	(77,068)	—	(77,068)
Bloomberg U.S. MBS Index Total Return Value Unhedged USD	BCLY	Receive	Quarterly	10/01/2026	USD	23,452,000	10,041	25,316	—	25,316
MSCI Australia Net Total Return Index	BNP	Pay	Quarterly	01/12/2026	USD	3,488,866	(548)	57,515	—	57,515
MSCI Australia Net Total Return Index	JPM	Pay	Quarterly	06/22/2026	USD	8,505,561	(1,375)	(188,216)	—	(188,216)
MSCI Daily Total Return Net Japan Index	BCLY	Receive	Quarterly	05/11/2026	USD	31,767,107	2,976	(5,741)	(1)	(5,740)
MSCI Daily Total Return NET USA Index	BNP	Receive	Quarterly	10/02/2026	USD	3,904,285	202	64,488	—	64,488
MSCI Daily Total Return NET USA Index	BNP	Receive	Quarterly	12/21/2026	USD	21,086,810	1,081	352,196	—	352,196
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/08/2026	USD	66,423,761	88,650	1,407,521	—	1,407,521
MSCI Europe Net Total Return Index	GSI	Pay	Quarterly	01/12/2026	USD	11,301,854	(961)	(457,033)	—	(457,033)
MSCI Europe Net Total Return Index	UBS	Pay	Quarterly	06/23/2026	USD	41,821,208	(3,433)	(599,843)	—	(599,843)
MSCI Europe Net Total Return Index	UBS	Pay	Quarterly	06/23/2026	USD	8,013,668	(656)	(93,242)	—	(93,242)
MSCI USA Gross Return Index	CITI	Receive	Quarterly	05/07/2026	USD	28,616,443	923	352,648	—	352,648
MSCI USA Gross Return Index	UBS	Receive	Quarterly	10/23/2026	USD	18,297,435	592	239,633	—	239,633
MSCI World Index	GSI	Pay	Quarterly	01/12/2026	USD	4,535,599	(328)	(72,893)	—	(72,893)
MSCI World Index	UBS	Pay	Quarterly	06/23/2026	USD	15,101,413	(1,075)	(154,268)	—	(154,268)
Total								$1,783,160	$3	$1,783,157

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
JPMorgan OW AI Defense(a)	JPM	Receive	12/21/2026	USD	19,715,573	2.2%	$498,344	$—	$498,344
JPMorgan OW US Policy(b)	JPM	Receive	12/21/2026	USD	8,998,826	1.0	12,141	—	12,141
JPMorgan OW US Regional Banks	JPM	Receive	12/21/2026	USD	5,824,818	0.7	(204,117)	—	(204,117)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
UBS OW European Banks(c)	UBS	Receive	06/23/2026	USD	21,446,292	2.4%	$263,019	$—	$263,019
UBS OW German Stimulus(d)	UBS	Receive	06/23/2026	USD	20,552,743	2.3	265,954	—	265,954
Total							$835,341	$—	$835,341

Value
OTC Swap Agreements, at value (Assets)	$ 4,470,922
OTC Swap Agreements, at value (Liabilities)	$ (1,852,421)

(a)	The significant reference entities underlying the corresponding total return swap as of December 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
AeroVironment, Inc.	460	$111,210	1.09%
BAE Systems PLC	29,325	676,161	6.64
Chemring Group PLC	18,367	116,746	1.15
Cohort PLC	7,578	92,464	0.91
DroneShield Ltd.	47,233	97,059	0.95
Elbit Systems Ltd.	488	281,714	2.77
Electro Optic Systems Holdings Ltd.	21,536	135,635	1.33
Hensoldt AG	1,124	96,819	0.95
Huntington Ingalls Industries, Inc.	505	171,744	1.69
Karman Holdings, Inc.	2,047	149,800	1.47
Kratos Defense & Security Solutions, Inc.	1,586	120,362	1.18
L3 Harris Technologies, Inc.	1,876	550,712	5.41
Leonardo DRS, Inc.	3,234	110,252	1.08
Leonardo SpA	5,900	340,413	3.34
Lockheed Martin Corp.	1,736	839,718	8.25
Mercury Systems, Inc.	1,888	137,849	1.35
Northrop Grumman Corp.	1,417	808,017	7.94
Red Cat Holdings, Inc.	14,874	117,952	1.16
Rheinmetall AG	374	684,533	6.73
RTX Corp.	5,185	950,934	9.34
Saab AB, Class B	5,657	329,726	3.24
Thales SA	1,936	522,222	5.13
		7,442,042
Communications Equipment
Ondas, Inc.	19,159	186,990	1.84
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electronic Equipment, Instruments & Components
IPG Photonics Corp.	1,833	$131,209	1.29%
Next Vision Stabilized Systems Ltd.	3,095	203,721	2.00
Nlight, Inc.	4,885	183,218	1.80
Teledyne Technologies, Inc.	488	249,059	2.45
TTM Technologies, Inc.	2,587	178,536	1.75
		945,743
IT Services
BigBear.ai Holdings, Inc.	22,395	120,935	1.19
Professional Services
BlackSky Technology, Inc.	7,407	138,890	1.36
CACI International, Inc., Class A	290	154,702	1.52
Leidos Holdings, Inc.	1,362	245,767	2.41
Parsons Corp.	1,751	108,201	1.06
Science Applications International Corp.	1,439	144,863	1.42
		792,423
Software
C3.ai, Inc.	8,452	113,927	1.12
Palantir Technologies, Inc., Class A	3,244	576,571	5.66
		690,498
Total Common Stocks - Long		$10,178,631

(b)	The significant reference entities underlying the corresponding total return swap as of December 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Building Products
Carrier Global Corp.	5,810	$307,016	3.12%
Johnson Controls International PLC	3,917	469,031	4.77
Trane Technologies PLC	1,173	456,392	4.64
		1,232,439
Capital Markets
Coinbase Global, Inc., Class A	353	79,755	0.81
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Chemicals
Air Products & Chemicals, Inc.	1,449	$357,893	3.64%
Linde PLC	1,028	438,506	4.46
Solstice Advanced Materials, Inc.	575	27,937	0.28
		824,336
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Construction & Engineering
EMCOR Group, Inc.	279	$170,447	1.73%
Quanta Services, Inc.	854	360,327	3.66
		530,774
Construction Materials
Eagle Materials, Inc.	446	92,194	0.94
Martin Marietta Materials, Inc.	377	234,461	2.38
Vulcan Materials Co.	782	223,061	2.27
		549,716
Electrical Equipment
Eaton Corp. PLC	1,331	424,092	4.31
Emerson Electric Co.	3,556	471,960	4.80
GE Vernova, Inc.	420	274,612	2.79
Hubbell, Inc.	351	155,856	1.58
nVent Electric PLC	1,039	105,899	1.08
Rockwell Automation, Inc.	675	262,492	2.67
		1,694,911
Electronic Equipment, Instruments & Components
Cognex Corp.	2,245	80,792	0.82
Mirion Technologies, Inc.	4,791	112,204	1.14
		192,996
Industrial Conglomerates
Honeywell International, Inc.	2,267	442,190	4.49
Life Sciences Tools & Services
Repligen Corp.	745	122,105	1.24
Machinery
ATS Corp.	3,792	104,437	1.06
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Caterpillar, Inc.	1,057	$605,355	6.15%
Cummins, Inc.	819	418,266	4.25
Donaldson Co., Inc.	1,229	108,999	1.11
Dover Corp.	942	183,907	1.87
Fortive Corp.	2,205	121,728	1.24
Ingersoll Rand, Inc.	2,430	192,530	1.96
Kennametal, Inc.	4,871	138,386	1.41
Lincoln Electric Holdings, Inc.	420	100,601	1.02
Parker-Hannifin Corp.	654	575,037	5.84
Terex Corp.	2,039	108,861	1.11
Timken Co.	1,323	111,323	1.13
		2,769,430
Multi-Utilities
Sempra	3,618	319,389	3.25
Professional Services
Jacobs Solutions, Inc.	723	95,736	0.97
Software
Circle Internet Group, Inc.	661	52,427	0.53
Trading Companies & Distributors
Fastenal Co.	7,019	281,656	2.86
United Rentals, Inc.	411	332,890	3.38
WW Grainger, Inc.	317	320,047	3.25
		934,593
Total Common Stocks - Long		$9,840,797

(c)	The significant reference entities underlying the corresponding total return swap as of December 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
ABN AMRO Bank NV	3,870	$135,301	1.33%
AIB Group PLC	14,051	151,709	1.49
Banca Monte dei Paschi di Siena SpA	13,966	149,652	1.47
Banco Bilbao Vizcaya Argentaria SA	38,461	905,016	8.87
Banco BPM SpA	7,333	112,057	1.10
Banco Comercial Portugues SA, Class R	59,009	62,066	0.61
Banco de Sabadell SA	34,159	134,903	1.32
Banco Santander SA	96,915	1,145,366	11.22
Bank of Ireland Group PLC	5,788	111,234	1.09
Bankinter SA	4,381	72,783	0.71
BAWAG Group AG	529	80,052	0.78
BNP Paribas SA	17,646	1,673,157	16.39
BPER Banca SpA	8,762	119,286	1.17
CaixaBank SA	23,345	286,175	2.80
Commerzbank AG	5,025	212,912	2.09
Credit Agricole SA	16,487	339,585	3.33
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Deutsche Bank AG	12,941	$502,847	4.93%
Erste Group Bank AG	1,963	237,121	2.32
FinecoBank Banca Fineco SpA	3,945	102,776	1.01
ING Groep NV	20,086	566,002	5.55
Intesa Sanpaolo SpA	94,001	653,201	6.40
KBC Ancora	245	21,116	0.21
KBC Group NV	1,428	186,444	1.83
Nordea Bank Abp	21,651	408,712	4.00
Raiffeisen Bank International AG	898	40,359	0.40
Societe Generale SA	11,206	903,796	8.86
Unicaja Banco SA	7,437	24,247	0.24
UniCredit SpA	10,128	842,936	8.26
		10,180,811
Capital Markets
Banca Generali SpA	378	25,363	0.25
Total Common Stocks - Long		$10,206,174
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025

(d)	The significant reference entities underlying the corresponding total return swap as of December 31, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Tkms AG& Co. KGAA	1,038	$80,550	0.78%
Building Products
Geberit AG	532	415,597	4.04
Kingspan Group PLC	3,933	342,243	3.33
Rockwool AS, B Shares	6,933	245,552	2.39
		1,003,392
Commercial Services & Supplies
Bilfinger SE	2,433	306,728	2.98
SPIE SA	5,507	318,382	3.09
		625,110
Construction Materials
Buzzi SpA	5,543	338,256	3.29
Heidelberg Materials AG	2,335	611,053	5.94
Holcim AG	6,379	625,083	6.08
		1,574,392
Diversified Telecommunication Services
United Internet AG	8,401	272,913	2.65
Electrical Equipment
ABB Ltd.	9,864	736,159	7.16
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Nordex SE	10,639	$363,592	3.53%
Siemens Energy AG	6,160	870,487	8.46
		1,970,238
Industrial Conglomerates
Siemens AG	2,649	743,391	7.23
Machinery
Alstom SA	12,110	357,723	3.48
Atlas Copco AB, A Shares	35,728	643,263	6.25
GEA Group AG	4,215	285,945	2.78
Georg Fischer AG	3,590	242,502	2.36
KION Group AG	4,299	344,339	3.35
Knorr-Bremse AG	3,656	408,275	3.97
Volvo AB, B Shares	19,660	630,757	6.13
		2,912,804
Metals & Mining
SSAB AB	44,818	338,515	3.29
thyssenkrupp AG	21,021	228,797	2.22
		567,312
Multi-Utilities
E.ON SE	28,389	537,240	5.22
Total Common Stocks - Long		$10,287,342
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	80	03/31/2026	$16,712,029	$16,703,125	$—	$(8,904)
10-Year Canadian Government Bonds	6	03/20/2026	532,442	528,549	—	(3,893)
10-Year Korea Government Bonds	60	03/17/2026	4,692,218	4,703,204	10,986	—
10-Year U.S. Treasury Notes	7	03/20/2026	786,734	787,062	328	—
10-Year U.S. Treasury Ultra Notes	86	03/20/2026	9,954,091	9,891,344	—	(62,747)
German Euro Schatz	5	03/06/2026	628,342	627,498	—	(844)
U.K. Gilt	2	03/27/2026	245,235	246,324	1,089	—
U.S. Treasury Ultra Bonds	4	03/20/2026	480,664	472,000	—	(8,664)
Total					$12,403	$(85,052)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Year Australia Treasury Bonds	(64)	03/16/2026	$(4,490,579)	$(4,484,403)	$6,176	$—
5-Year Euro BOBL	(123)	03/06/2026	(16,873,098)	(16,790,881)	82,217	—
5-Year U.S. Treasury Notes	(12)	03/31/2026	(1,315,855)	(1,311,656)	4,199	—
10-Year Australia Treasury Bonds	(69)	03/16/2026	(5,045,402)	(5,041,429)	3,973	—
30-Year U.S. Treasury Bonds	(3)	03/20/2026	(351,838)	(346,781)	5,057	—
Euro OAT	(3)	03/06/2026	(427,193)	(425,152)	2,041	—
EURO STOXX 50® Index	(34)	03/20/2026	(2,311,014)	(2,333,877)	—	(22,863)
FTSE 100 Index	(6)	03/20/2026	(799,199)	(803,999)	—	(4,800)
German Euro Bund	(6)	03/06/2026	(908,574)	(899,522)	9,052	—
MSCI Canada	(129)	03/20/2026	(22,233,232)	(22,705,290)	—	(472,058)
MSCI Emerging Markets Index	(127)	03/20/2026	(8,897,269)	(8,962,390)	—	(65,121)
MSCI USA	(9)	03/20/2026	(2,842,413)	(2,899,170)	—	(56,757)
Nikkei 225 Index	(36)	03/12/2026	(5,816,733)	(5,801,966)	14,767	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(7)	03/20/2026	$(2,438,382)	$(2,412,375)	$26,007	$—
S&P/TSX 60 Index	(2)	03/19/2026	(545,782)	(542,610)	3,172	—
Total					$156,661	$(621,599)
Total Futures Contracts					$169,064	$(706,651)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	03/18/2026	USD	361,356	AUD	540,000	$968	$—
BCLY	03/18/2026	USD	256,231	CAD	350,000	374	—
BCLY	03/18/2026	USD	1,192,579	CNH	8,330,000	—	(7,133)
BCLY	03/18/2026	USD	33,400	DKK	210,875	68	—
BCLY	03/18/2026	USD	2,340,289	EUR	1,980,000	4,829	—
BCLY	03/18/2026	USD	283,107	GBP	210,000	97	—
BCLY	03/18/2026	USD	16,603	HKD	128,884	1	—
BCLY	03/18/2026	USD	759,889	JPY	117,980,000	1,595	—
BCLY	03/18/2026	USD	11,035	NOK	112,239	—	(97)
BCLY	03/18/2026	CAD	122,275	USD	89,160	225	—
BCLY	03/18/2026	SEK	9,527,771	USD	1,026,344	12,838	—
BCLY	04/06/2026	USD	5,981,437	TRY	314,968,145	—	(842,167)
BCLY	04/06/2026	TRY	210,424,930	USD	3,626,140	932,595	—
BNP	01/14/2026	USD	334,365	EUR	290,000	—	(6,674)
BNP	03/18/2026	USD	155,793	AUD	234,627	—	(794)
BNP	03/18/2026	USD	247,379	CAD	338,741	—	(248)
BNP	03/18/2026	USD	564,005	CHF	444,232	—	(1,514)
BNP	03/18/2026	USD	2,290,795	CNH	16,024,500	—	(17,103)
BNP	03/18/2026	USD	6,243	COP	24,106,091	25	—
BNP	03/18/2026	USD	2,530,429	JPY	388,520,084	33,288	—
BNP	03/18/2026	USD	381,139	SEK	3,522,168	—	(3,019)
BNP	03/18/2026	USD	44,911	TWD	1,399,118	152	—
BNP	03/18/2026	CLP	185,762,384	USD	203,146	3,370	—
BNP	03/18/2026	CZK	2,606,976	USD	126,463	504	—
BNP	03/18/2026	USD	9,951	ZAR	167,592	—	(113)
BOA	01/06/2026	EUR	5,001,849	USD	5,263,020	616,824	—
BOA	03/18/2026	MXN	1,008,583	USD	55,873	—	(295)
CITI	01/06/2026	JPY	770,713,893	USD	5,253,831	—	(330,802)
CITI	01/14/2026	USD	65,847	EUR	56,600	—	(715)
CITI	03/11/2026	IDR	4,188,884,900	USD	250,561	431	—
CITI	03/18/2026	USD	151,900	CAD	208,001	—	(153)
CITI	03/18/2026	CAD	1,638,816	USD	1,188,229	9,782	—
CITI	03/18/2026	EUR	1,795,189	USD	2,118,951	—	(1,480)
CITI	03/18/2026	PEN	840,774	USD	249,163	235	—
DUB	01/14/2026	USD	7,256,920	EUR	6,210,084	—	(46,117)
DUB	03/18/2026	CAD	658,257	USD	482,556	—	(1,356)
DUB	03/18/2026	JPY	218,327,979	USD	1,407,558	—	(4,295)
DUB	03/18/2026	PLN	1,192,302	USD	327,957	4,022	—
GSI	01/06/2026	USD	8,038,104	EUR	6,949,434	—	(131,194)
GSI	01/06/2026	USD	8,023,932	JPY	1,112,148,893	919,945	—
GSI	01/06/2026	USD	37,887,257	THB	1,279,327,834	—	(2,735,352)
GSI	01/06/2026	EUR	1,947,586	USD	2,154,892	134,561	—
GSI	01/06/2026	THB	1,279,327,834	USD	38,980,758	1,641,852	—
GSI	03/18/2026	USD	678,589	AUD	1,021,950	—	(3,446)
GSI	03/18/2026	USD	19,807	BRL	109,901	118	—
GSI	03/18/2026	USD	6,186	DKK	39,057	13	—
GSI	03/18/2026	USD	1,436,465	EUR	1,215,089	3,237	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	03/18/2026	USD	995,643	JPY	153,280,993	$10,457	$—
GSI	03/18/2026	USD	1,445,080	KRW	2,114,686,958	—	(27,430)
GSI	03/18/2026	USD	788,716	MYR	3,233,507	—	(9,669)
GSI	03/18/2026	USD	3,664	NZD	6,303	24	—
GSI	03/18/2026	USD	93,706	THB	2,933,234	56	—
GSI	03/18/2026	AUD	1,069,485	USD	716,875	—	(3,115)
GSI	03/18/2026	CNH	37,154,572	USD	5,294,056	57,062	—
GSI	03/18/2026	CNY	40,907,480	USD	5,831,845	43,615	—
GSI	03/18/2026	DKK	1,567,787	USD	247,963	—	(155)
GSI	03/18/2026	KRW	4,667,874,119	USD	3,187,350	63,010	—
GSI	03/18/2026	RON	1,821,720	USD	414,259	4,245	—
GSI	04/06/2026	USD	11,757,393	TRY	591,074,939	—	(1,047,906)
GSI	04/06/2026	TRY	695,618,154	USD	12,436,437	2,633,730	—
GSI	04/28/2026	USD	7,476,404	EUR	6,460,705	—	(157,833)
GSI	04/28/2026	USD	7,461,544	JPY	1,034,498,029	790,521	—
GSI	04/28/2026	USD	37,562,171	THB	1,226,893,195	—	(1,732,851)
GSI	04/28/2026	EUR	6,460,705	USD	7,517,799	116,438	—
GSI	04/28/2026	JPY	1,034,498,029	USD	7,535,767	—	(864,744)
GSI	04/28/2026	THB	1,226,893,195	USD	38,519,258	775,764	—
GSI	01/25/2027	USD	11,044,361	TRY	664,405,529	—	(485,411)
GSI	01/25/2027	TRY	664,405,528	USD	10,985,541	544,231	—
HSBC	03/18/2026	USD	837,513	THB	26,555,033	—	(10,308)
HSBC	03/18/2026	CHF	61,521	USD	78,758	—	(440)
HSBC	03/18/2026	NOK	149,526	USD	14,906	—	(77)
JPM	03/18/2026	USD	241,707	DKK	1,526,007	503	—
JPM	03/18/2026	USD	2,470,508	EUR	2,089,804	5,531	—
JPM	03/18/2026	USD	1,445,968	GBP	1,078,165	—	(7,041)
JPM	03/18/2026	USD	43,277	HKD	335,935	6	—
JPM	03/18/2026	USD	41,664	INR	3,785,394	—	(204)
JPM	03/18/2026	USD	7,414,736	JPY	1,138,152,302	99,471	—
JPM	03/18/2026	USD	146,762	MXN	2,696,937	—	(1,853)
JPM	03/18/2026	USD	148,638	NZD	255,690	988	—
JPM	03/18/2026	USD	20,529	SEK	189,699	—	(162)
JPM	03/18/2026	DKK	1,050,073	USD	164,579	1,398	—
JPM	03/18/2026	HUF	28,714,951	USD	86,539	806	—
JPM	03/18/2026	ILS	686,147	USD	212,686	2,841	—
JPM	03/18/2026	JPY	1,484,604,489	USD	9,582,050	—	(40,028)
JPM	03/18/2026	MXN	681,181	USD	37,592	—	(55)
JPM	03/18/2026	NZD	439,935	USD	255,558	—	(1,516)
JPM	03/18/2026	PLN	304,076	USD	84,820	—	(154)
JPM	03/18/2026	USD	43,990	ZAR	740,905	—	(502)
RBC	03/18/2026	USD	996,248	EUR	843,388	1,450	—
SCB	03/18/2026	USD	230,928	CAD	314,912	720	—
SCB	03/18/2026	USD	12,143,497	EUR	10,383,011	—	(103,528)
SCB	03/18/2026	AUD	641,284	USD	429,678	—	(1,694)
SCB	03/18/2026	GBP	396,630	USD	534,314	212	—
SSB	03/18/2026	HUF	18,275,974	USD	55,545	46	—
UBS	01/06/2026	JPY	341,435,000	USD	2,372,152	—	(191,194)
UBS	03/17/2026	USD	95,389	IDR	1,594,812,076	—	(160)
UBS	03/18/2026	USD	11,849,178	AUD	17,858,945	—	(69,636)
UBS	03/18/2026	USD	677,496	GBP	508,290	—	(7,510)
UBS	03/18/2026	USD	2,129,364	JPY	326,939,556	28,020	—
UBS	03/18/2026	USD	29,068	NOK	295,674	—	(256)
UBS	03/18/2026	USD	132,679	SGD	170,648	—	(760)
UBS	03/18/2026	CHF	356,111	USD	447,737	5,602	—
UBS	03/18/2026	DKK	80,775	USD	12,792	—	(25)
UBS	03/18/2026	EUR	5,379,422	USD	6,364,280	—	(19,115)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	03/18/2026	GBP	1,551,449	USD	2,082,738	$8,101	$—
UBS	03/18/2026	GBP	181,520	USD	245,011	—	(382)
UBS	03/18/2026	ILS	1,073,165	USD	332,701	4,392	—
UBS	03/18/2026	TRY	648,046	USD	14,146	91	—
WEST	03/18/2026	NOK	1,565,225	USD	154,181	1,054	—
Total						$9,522,334	$(8,919,781)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	21.5%	$192,538,254
U.S. Government Obligations	9.3	83,319,213
Banks	6.1	54,655,818
Semiconductors & Semiconductor Equipment	5.2	46,842,711
U.S. Government Agency Obligations	4.3	38,127,216
Software	3.8	33,954,869
Interactive Media & Services	2.7	24,427,902
Technology Hardware, Storage & Peripherals	2.4	21,697,133
Mortgage-Backed Securities	2.4	21,566,882
Electric Utilities	2.3	20,935,133
Pharmaceuticals	2.3	20,440,378
Insurance	2.0	18,125,209
Oil, Gas & Consumable Fuels	2.0	17,993,880
Financial Services	1.7	14,974,583
Capital Markets	1.5	13,518,307
Broadline Retail	1.5	13,321,754
Aerospace & Defense	1.4	12,400,310
Automobiles	1.1	9,814,513
Health Care Equipment & Supplies	1.1	9,584,366
Multi-Utilities	1.0	8,970,521
Hotels, Restaurants & Leisure	1.0	8,498,032
Machinery	0.8	7,150,787
Metals & Mining	0.8	7,073,355
Consumer Staples Distribution & Retail	0.8	6,773,274
Biotechnology	0.7	6,481,152
Communications Equipment	0.7	6,324,364
Specialty Retail	0.6	5,763,376
Electrical Equipment	0.6	5,661,113
IT Services	0.6	5,262,439
Entertainment	0.6	5,066,054
Health Care Providers & Services	0.6	5,059,479
Chemicals	0.5	4,798,529
Food Products	0.5	4,627,886
Beverages	0.5	4,254,423
Diversified Telecommunication Services	0.4	3,658,883
Electronic Equipment, Instruments & Components	0.4	3,647,515
Textiles, Apparel & Luxury Goods	0.4	3,579,788
Ground Transportation	0.4	3,245,837
Asset-Backed Securities	0.4	3,207,363
Life Sciences Tools & Services	0.4	3,153,398
Professional Services	0.3	2,874,412
Household Products	0.3	2,870,885
Industrial Conglomerates	0.3	2,755,956
Media	0.3	2,702,765
Tobacco	0.3	2,660,450
Real Estate Management & Development	0.3	2,305,547
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Building Products	0.3%	$2,212,732
Consumer Finance	0.2	2,147,995
Commercial Services & Supplies	0.2	2,128,053
Specialized REITs	0.2	2,113,444
Independent Power & Renewable Electricity Producers	0.2	2,083,022
Industrial REITs	0.2	2,037,512
Construction & Engineering	0.2	1,891,937
Personal Care Products	0.2	1,823,226
Trading Companies & Distributors	0.2	1,705,934
Air Freight & Logistics	0.2	1,542,586
Construction Materials	0.2	1,468,771
Diversified REITs	0.1	1,206,552
Gas Utilities	0.1	1,048,858
Retail REITs	0.1	1,018,496
Water Utilities	0.1	950,431
Health Care REITs	0.1	887,095
Wireless Telecommunication Services	0.1	795,308
Residential REITs	0.1	733,662
Household Durables	0.1	732,592
Energy Equipment & Services	0.1	671,291
Containers & Packaging	0.1	582,707
Internet & Catalog Retail	0.1	575,863
Municipal Government Obligation	0.1	505,687
Passenger Airlines	0.1	419,435
Transportation Infrastructure	0.1	402,934
Automobile Components	0.0 *	355,786
Paper & Forest Products	0.0 *	242,360
Health Care Technology	0.0 *	222,884
Marine Transportation	0.0 *	186,043
Distributors	0.0 *	110,643
Office REITs	0.0 *	76,970
Mortgage Real Estate Investment Trusts	0.0 *	72,446
Diversified Consumer Services	0.0 *	48,794
Investments	92.8	829,668,063
Short-Term Investments	7.2	63,987,996
Total Investments	100.0%	$ 893,656,059
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (T)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$316,953,622	$111,553,821	$58	$428,507,501
Foreign Government Obligations	—	192,538,254	—	192,538,254
U.S. Government Obligations	—	83,319,213	—	83,319,213
Corporate Debt Securities	—	61,459,731	46,928	61,506,659
U.S. Government Agency Obligations	—	38,127,216	—	38,127,216
Mortgage-Backed Securities	—	21,566,882	—	21,566,882
Asset-Backed Securities	—	3,207,363	—	3,207,363
Municipal Government Obligation	—	505,687	—	505,687
Preferred Stocks	—	389,288	—	389,288
Convertible Bonds	—	—	0	0
Warrant	—	—	0	0
Short-Term U.S. Government Obligations	—	19,889,464	—	19,889,464
Other Investment Company	1,350,198	—	—	1,350,198
Repurchase Agreement	—	42,748,334	—	42,748,334
Total Investments	$318,303,820	$575,305,253	$46,986	$893,656,059
Other Financial Instruments
Over-the-Counter Swap Agreements	$—	$4,470,922	$—	$4,470,922
Futures Contracts (V)	169,064	—	—	169,064
Forward Foreign Currency Contracts (V)	—	9,522,334	—	9,522,334
Total Other Financial Instruments	$169,064	$13,993,256	$—	$14,162,320
LIABILITIES
Other Financial Instruments
Over-the-Counter Swap Agreements	$—	$(1,852,421)	$—	$(1,852,421)
Futures Contracts (V)	(706,651)	—	—	(706,651)
Forward Foreign Currency Contracts (V)	—	(8,919,781)	—	(8,919,781)
Total Other Financial Instruments	$(706,651)	$(10,772,202)	$—	$(11,478,853)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,726,604, collateralized by cash collateral of $1,350,198 and non-cash collateral, such as U.S. government securities of $2,770,073. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Security is Level 3 of the fair value hierarchy. At December 31, 2025, the total value of the securities is $46,986, representing 0.0% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At December 31, 2025, the total value of the securities is $46,986, representing 0.0% of the Portfolio’s net assets.
(E)	Restricted security. At December 31, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$1	0.0%*

(F)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the total value of 144A securities is $40,309,617, representing 4.5% of the
Portfolio's net assets.

(G)	Security deemed worthless.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
(H)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2025, the total value of the Regulation S securities is $105,268,740, representing 11.8% of the Portfolio's net assets.

(I)
Floating or variable rate security. The rate disclosed is as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(J)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(K)	Perpetual maturity. The date displayed is the next call date.
(L)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after December 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(M)	Rate disclosed reflects the yield at December 31, 2025.
(N)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At December 31, 2025, the value of this security is $0, representing 0.0% of the Portfolio's net assets.

(O)	Rounds to less than $1 or $(1).
(P)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(Q)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $1,503,044.
(R)	Securities with a total value of $641,158 have been segregated as collateral to cover margin requirements for open futures contracts.
(S)
At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any.
As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return.
As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(U)	Level 3 security was not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
CURRENCY ABBREVIATION(S) (continued):
USD	United States Dollar
ZAR	South Africa Rand
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG
WEST	Westpac Banking Corp.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BOBL	Bundesobligationen (German Federal Government Securities)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
ICE	IntercontinentalExchange®
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OW	Overweight
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $782,626,024) (including securities loaned of $2,726,604)	$850,907,725
Repurchase agreement, at value (cost $42,748,334)	42,748,334
Cash	7,171,965
Cash collateral pledged at broker for:
OTC derivatives (A)	440,000
OTC swap agreements, at value (premium paid $4)	4,470,922
Foreign currency, at value (cost $816,468)	772,287
Receivables and other assets:
When-issued, delayed-delivery, forward and TBA commitments sold	1,626,529
Net income from securities lending	2,332
Dividends	239,238
Interest	3,460,074
Tax reclaims	842,161
Variation margin receivable on futures contracts	2,903,038
Unrealized appreciation on forward foreign currency contracts	9,522,334
Total assets	925,106,939
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,350,198
Cash collateral at broker for:
OTC derivatives (A)	3,297,041
OTC swap agreements, at value (premium received $1)	1,852,421
Payables and other liabilities:
Investments purchased	4,028,625
When-issued, delayed-delivery, forward and TBA commitments purchased	9,627,157
Shares of beneficial interest redeemed	293,375
Foreign capital gains tax	1,134
Investment management fees	531,719
Distribution and service fees	160,298
Transfer agent costs	913
Trustee and CCO fees	298
Audit and tax fees	59,930
Custody fees	84,339
Legal fees	10,801
Printing and shareholder reports fees	25,045
Other accrued expenses	20,307
Unrealized depreciation on forward foreign currency contracts	8,919,781
Total liabilities	30,263,382
Net assets	$894,843,557
Net assets consist of:
Capital stock ($0.01 par value)	$853,552
Additional paid-in capital	800,567,997
Total distributable earnings (accumulated losses)	93,422,008
Net assets	$894,843,557
Net assets by class:
Initial Class	$189,700,081
Service Class	705,143,476
Shares outstanding:
Initial Class	36,232,041
Service Class	49,123,193
Net asset value and offering price per share:
Initial Class	$5.24
Service Class	14.35

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$7,712,782
Interest income	15,996,183
Net income from securities lending	39,710
Withholding taxes on foreign income	(443,545)
Total investment income	23,305,130
Expenses:
Investment management fees	5,965,599
Distribution and service fees:
Service Class	1,798,999
Transfer agent costs	10,067
Trustee and CCO fees	47,064
Audit and tax fees	72,286
Custody fees	334,827
Legal fees	136,741
Printing and shareholder reports fees	81,991
Insurance fees	1,302
Interest	127,407
Other	68,127
Total expenses	8,644,410
Net investment income (loss)	14,660,720
Net realized gain (loss) on:
Investments	55,999,291 (A)
Swap agreements	24,425,196
Futures contracts	(2,342,632)
Forward foreign currency contracts	1,078,135
Foreign currency transactions	(551,647)
Net realized gain (loss)	78,608,343
Net change in unrealized appreciation (depreciation) on:
Investments	46,585,726 (B)
Swap agreements	7,128,170
Futures contracts	(1,093,583)
Forward foreign currency contracts	73,149
Translation of assets and liabilities denominated in foreign currencies	1,327,445
Net change in unrealized appreciation (depreciation)	54,020,907
Net realized and change in unrealized gain (loss)	132,629,250
Net increase (decrease) in net assets resulting from operations	$147,289,970

(A)	Includes net of realized foreign capital gains tax of $56.
(B)	Includes net change in foreign capital gains tax of $(1,134).
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$14,660,720	$18,122,104
Net realized gain (loss)	78,608,343	59,160,604
Net change in unrealized appreciation (depreciation)	54,020,907	(9,514,043)
Net increase (decrease) in net assets resulting from operations	147,289,970	67,768,665
Dividends and/or distributions to shareholders:
Initial Class	(29,675,746)	(23,246,504)
Service Class	(42,844,855)	(35,756,503)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(72,520,601)	(59,003,007)
Capital share transactions:
Proceeds from shares sold:
Initial Class	516,919	211,495
Service Class	2,059,985	3,508,004
	2,576,904	3,719,499
Dividends and/or distributions reinvested:
Initial Class	29,675,746	23,246,504
Service Class	42,844,855	35,756,503
	72,520,601	59,003,007
Cost of shares redeemed:
Initial Class	(40,583,695)	(37,616,009)
Service Class	(147,036,913)	(145,535,461)
	(187,620,608)	(183,151,470)
Net increase (decrease) in net assets resulting from capital share transactions	(112,523,103)	(120,428,964)
Net increase (decrease) in net assets	(37,753,734)	(111,663,306)
Net assets:
Beginning of year	932,597,291	1,044,260,597
End of year	$894,843,557	$932,597,291
Capital share transactions - shares:
Shares issued:
Initial Class	93,496	38,217
Service Class	149,185	268,020
	242,681	306,237
Shares reinvested:
Initial Class	5,911,503	4,369,644
Service Class	3,106,951	2,714,996
	9,018,454	7,084,640
Shares redeemed:
Initial Class	(7,636,856)	(6,742,695)
Service Class	(10,682,742)	(11,102,492)
	(18,319,598)	(17,845,187)
Net increase (decrease) in shares outstanding:
Initial Class	(1,631,857)	(2,334,834)
Service Class	(7,426,606)	(8,119,476)
	(9,058,463)	(10,454,310)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$5.25	$5.50	$5.25	$9.14	$9.92
Investment operations:
Net investment income (loss)(A)	0.10	0.11	0.11	0.06	0.08
Net realized and unrealized gain (loss)	0.80	0.30	0.59	(1.60)	0.73
Total investment operations	0.90	0.41	0.70	(1.54)	0.81
Dividends and/or distributions to shareholders:
Net investment income	(0.91)	(0.66)	—	(0.06)	(0.13)
Net realized gains	—	—	(0.45)	(2.29)	(1.46)
Total dividends and/or distributions to shareholders	(0.91)	(0.66)	(0.45)	(2.35)	(1.59)
Net asset value, end of year	$5.24	$5.25	$5.50	$5.25	$9.14
Total return(B)	17.85%	7.27%	13.89%	(17.51)%	8.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$189,700	$198,629	$221,294	$210,172	$299,521
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.75%	0.77%	0.78%	0.79%	0.73%
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.75%	0.82%(C)	0.98%(C)	0.89%	0.84%(D)
Net investment income (loss) to average net assets	1.80%	2.01%	1.99%	0.86%	0.82%
Portfolio turnover rate(E)	56%	59%	82%	51%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Includes interest expense outside the operating expense limit.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 96%, 111%, 126%, 128% and 128%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.98	$12.73	$11.61	$16.84	$17.04
Investment operations:
Net investment income (loss)(A)	0.21	0.23	0.21	0.09	0.08
Net realized and unrealized gain (loss)	2.03	0.64	1.36	(3.02)	1.27
Total investment operations	2.24	0.87	1.57	(2.93)	1.35
Dividends and/or distributions to shareholders:
Net investment income	(0.87)	(0.62)	—	(0.01)	(0.09)
Net realized gains	—	—	(0.45)	(2.29)	(1.46)
Total dividends and/or distributions to shareholders	(0.87)	(0.62)	(0.45)	(2.30)	(1.55)
Net asset value, end of year	$14.35	$12.98	$12.73	$11.61	$16.84
Total return(B)	17.51%	6.78%	13.69%	(17.76)%	8.18%
Ratio and supplemental data:
Net assets end of year (000’s)	$705,144	$733,968	$822,967	$849,607	$1,181,323
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.00%	1.02%	1.03%	1.00%	0.97%
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.00%	1.07%(C)	1.23%(C)	1.10%	1.08%(D)
Net investment income (loss) to average net assets	1.55%	1.76%	1.74%	0.62%	0.48%
Portfolio turnover rate(E)	56%	59%	82%	51%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Includes interest expense outside the operating expense limit.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 96%, 111%, 126%, 128% and 128%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
Transamerica Cayman Morgan Stanley Global Allocation VP, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information. The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Consolidated Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Consolidated Statement of Assets and Liabilities.
2. BASIS FOR CONSOLIDATION
Transamerica Cayman Morgan Stanley Global Allocation VP, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands and is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. The principal purpose of investment in the Subsidiary is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.
At December 31, 2025, the net assets of the Subsidiary as a percentage of the Portfolio's net assets is as follows:
Subsidiary Net Assets	Percentage of Net Assets
$24,674,001	2.76%
3. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s consolidated financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. SIGNIFICANT ACCOUNTING POLICIES (continued)
repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
4. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. INVESTMENT VALUATION (continued)
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
5. SECURITIES AND OTHER INVESTMENTS
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at December 31, 2025, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Consolidated Schedule of Investments.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. SECURITIES AND OTHER INVESTMENTS (continued)
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at December 31, 2025, if any, are identified within the Consolidated Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Consolidated Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at December 31, 2025, if any, are identified within the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Consolidated Statement of Assets and Liabilities.
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Consolidated Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Consolidated Schedule of Investments.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,350,198	$—	$—	$—	$1,350,198
Total Borrowings	$1,350,198	$—	$—	$—	$1,350,198
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate ("LIBOR") forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.
For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.
Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.
Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio's investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.
Equity basket total return swap agreements: The Portfolio may enter into equity basket total return swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to function as a portfolio of direct investments in long and/or short equity or fixed income positions. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for typically fixed or floating interest payments. Equity basket total return swap agreements typically reset on a monthly basis and are privately negotiated in the OTC market. The swaps are entered into as bilateral swap agreements and are traded between counterparties, and as such, subject to counterparty risk.
Open centrally cleared swap agreements and open OTC swap agreements at December 31, 2025, if any, are listed within the Consolidated Schedule of Investments.
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Open futures contracts at December 31, 2025, are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.
Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Consolidated Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Consolidated Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at December 31, 2025, are listed within the Consolidated Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swaps: OTC swap agreements, at value	$—	$—	$4,470,922	$—	$—	$4,470,922
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	125,118	—	43,946	—	—	169,064
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	—	9,522,334	—	—	—	9,522,334
Total	$125,118	$9,522,334	$4,514,868	$—	$—	$14,162,320

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swaps: OTC swap agreements, at value	$—	$—	$(1,852,421)	$—	$—	$(1,852,421)
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	(85,052)	—	(621,599)	—	—	(706,651)
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	—	(8,919,781)	—	—	—	(8,919,781)
Total	$(85,052)	$(8,919,781)	$(2,474,020)	$—	$—	$(11,478,853)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Consolidated Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$379,061	$—	$—	$379,061
Swap agreements	4,573,680	—	19,851,516	—	—	24,425,196
Futures contracts	(7,340)	—	(2,169,475)	—	(165,817)	(2,342,632)
Forward foreign currency contracts	—	1,078,135	—	—	—	1,078,135
Total	$4,566,340	$1,078,135	$18,061,102	$—	$(165,817)	$23,539,760

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$(465,488)	$—	$7,593,658	$—	$—	$7,128,170
Futures contracts	287,857	—	(1,021,042)	—	(360,398)	(1,093,583)
Forward foreign currency contracts	—	73,149	—	—	—	73,149
Total	$(177,631)	$73,149	$6,572,616	$—	$(360,398)	$6,107,736

(A)	Included within Net realized gain (loss) on Investments in the Consolidated Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Interest rate swaps:
Average notional value — pays fixed rate	$17,691,834
Average notional value — receives fixed rate	(53,195,181)
Total return swaps:
Average notional value — long	287,165,700
Average notional value — short	(120,942,428)
Futures contracts:
Average notional value of contracts — long	65,068,296
Average notional value of contracts — short	(74,208,471)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	196,262,448
Average contract amounts sold — in USD	184,157,608
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of December 31, 2025. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Barclays Bank PLC	$2,849,527	$(932,206)	$(1,830,000)	$87,321	$932,206	$(932,206)	$—	$—
BNP Paribas	866,363	(29,465)	(810,000)	26,898	29,465	(29,465)	—	—
Citibank, N.A.	352,648	—	—	352,648	—	—	—	—
Deutsche Bank AG	4,022	(4,022)	—	—	51,768	(4,022)	—	47,746
Goldman Sachs International	7,738,879	(7,729,032)	(9,847)	—	7,729,032	(7,729,032)	—	—
JPMorgan Chase Bank, N.A.	736,251	(443,848)	(292,403)	—	443,848	(443,848)	—	—
Standard Chartered Bank	932	(932)	—	—	105,222	(932)	—	104,290
UBS AG	814,812	(814,812)	—	—	1,136,391	(814,812)	—	321,579
Other Derivatives (C)	798,886	—	—	798,886	1,050,921	—	—	1,050,921
Total	$14,162,320	$(9,954,317)	$(2,942,250)	$1,265,753	$11,478,853	$(9,954,317)	$—	$1,524,536

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Consolidated Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)
Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Consolidated Schedule of Investments.

Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Commodities and commodity-related securities risk: Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. RISK FACTORS (continued)
disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Subsidiary risk: By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and will be subject to all of the risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the Portfolio has not received such a ruling. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Portfolio.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
9. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Consolidated Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.66%
Over $500 million up to $750 million	0.65
Over $750 million up to $1 billion	0.64
Over $1 billion up to $3 billion	0.63
Over $3 billion	0.59
The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver may not be discontinued by TAM as long as its contract with the Subsidiary is in place.
For the year ended December 31, 2025, the amount waived is $347,094 for the Subsidiary and has been eliminated in the consolidation of the financial statements.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2026
Service Class	1.06	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Consolidated Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Consolidated Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
10. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$343,882,731	$86,234,437	$376,562,572	$64,424,910
11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, forward contracts mark-to-market, swap contracts mark-to-market, futures contracts mark-to-market, passive foreign investment companies, premium amortization accruals, defaulted bonds, swap income receivable and payable, straddle loss deferrals and subpart F income. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to the reversal of book income from Cayman subsidiary. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$3,176,233	$(3,176,233)
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$857,432,899	$110,919,596	$(74,022,261)	$36,897,335
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the capital loss carryforwards utilized are $19,495,202.
The tax character of distributions paid may differ from the character of distributions shown within the Consolidated Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$72,520,601	$—	$—	$—	$59,003,007	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$54,330,743	$—	$34,111,176	$—	$—	$(31,872,806)	$36,852,895
12. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
12. OPERATING SEGMENTS (continued)
information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Morgan Stanley Global Allocation VP
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the consolidated schedule of investments, as of December 31, 2025, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
APPROVAL OF SUB-SUB-ADVISORY AGREEMENT
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on September 17-18, 2025, the Board considered the approval of the proposed delegation agreement (the “Sub-Sub-Advisory Agreement”) between Morgan Stanley Investment Management Inc. (“MSIM” or the “Sub-Adviser”), the current sub-adviser to Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”), and Morgan Stanley Investment Management Limited (“MSIM Limited” or the “Sub-Sub-Adviser”), the proposed sub-sub-adviser to the Portfolio.
Following its review and consideration, the Board determined that the terms of the Sub-Sub-Advisory Agreement were reasonable and that the approval of the Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and its holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the Sub-Sub-Advisory agreement for an initial term not exceeding two years.
Prior to reaching their decision, the Trustees requested and received from the Sub-Adviser and Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Sub-Sub-Advisory Agreement, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser.
In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed approval of the Sub-Sub-Advisory Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
In evaluating the nature, extent and quality of the services to be provided by MSIM Limited under the Sub-Sub-Advisory Agreement, the Board considered, among other things, information provided by TAM, MSIM and MSIM Limited regarding the operations, facilities, organization and personnel of MSIM Limited and the ability of MSIM Limited to perform its duties under the Sub-Sub-Advisory Agreement. The Trustees noted that TAM and MSIM were recommending the appointment of MSIM Limited as Sub-Sub-Adviser to the Fund in order to appoint a new portfolio manager for the Portfolio, but that MSIM would continue to have investment and operational autonomy and that the investment processes and client support teams that currently provide services to the Portfolio would remain unchanged. The Board further considered that (i) MSIM Limited is an experienced asset management firm; and (ii) TAM believes that MSIM Limited has the capabilities, resources and personnel necessary to provide sub-sub-advisory services to the Portfolio based on TAM’s assessment of MSIM Limited’s organization and investment personnel.
The Board Members noted that TAM had advised the Board that the approval of the Sub-Sub-Advisory Agreement was not expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolio and its holders, including compliance services. Based on these and other considerations, the Board determined that MSIM Limited can provide sub-sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that MSIM Limited’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolio.
Investment Performance
The Board considered MSIM Limited’s investment management experience, capabilities and resources. On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by MSIM Limited, the Board concluded that MSIM Limited is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s current investment objective and principal investment strategy.
Sub-Sub-Advisory Fees and Total Expense Ratio
The Board noted that there would be no changes to the existing management and sub-advisory fee schedules for the Portfolio and considered the proposed sub-sub-advisory fees to be paid by MSIM to MSIM Limited under the Sub-Sub-Advisory Agreement. The Board noted that the proposed sub-sub-advisory fees will be paid out of MSIM’s sub-advisory fees and will not result in any changes to the Portfolio’s current fees or expenses.
Cost of Services Provided and Level of Profitability
The Board noted that the proposed sub-sub-advisory fees had been negotiated directly between MSIM and MSIM Limited. The Board further noted that the sub-advisory fees, out of which MSIM will pay MSIM Limited, are the product of arm’s-length negotiations between
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

APPROVAL OF SUB-SUB-ADVISORY AGREEMENT (continued)
TAM and MSIM, which is not affiliated with TAM and are paid by TAM and not the Portfolio. As a result, the Board did not consider MSIM’s or MISIM Limited’s anticipated profitability to be material to its decision to approve the Sub-Sub-Advisory Agreement.
Economies of Scale
In evaluating the extent to which the sub-sub-advisory fees payable under the Sub-Sub-Advisory Agreement reflect economies of scale or would permit economies of scale to be realized in the future, the Board noted that the sub-sub-advisory fee schedule payable to MSIM Limited by MSIM will be paid from MSIM’s sub-advisory fees and will not have any direct impact on whether the Portfolio realizes economies of scale or would be able to do so in the future. As such, the Board concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Portfolio to TAM, and the sub-advisory fees payable by TAM to MSIM in light of any economies of scale experienced in the future.
Benefits to the Sub-Sub-Adviser from its Relationship with the Fund
The Board considered other benefits derived by MSIM Limited from its relationship with the Portfolio. The Board noted that the receipt of benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of MSIM’s relationship with the Portfolio is generally appropriate and in the best interests of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the approval of the Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and its holders and voted to approve the Sub-Sub-Advisory Agreement.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica MSCI EAFE Index VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 6.2%
ANZ Group Holdings Ltd.	18,903	$ 457,029
APA Group	7,764	46,391
Aristocrat Leisure Ltd.	3,521	136,313
ASX Ltd.	1,181	40,440
BHP Group Ltd.	31,949	964,193
Brambles Ltd.	8,386	128,057
CAR Group Ltd.	2,241	45,899
Cochlear Ltd.	396	68,753
Coles Group Ltd.	8,376	119,720
Commonwealth Bank of Australia	10,525	1,123,428
Computershare Ltd.	3,326	75,379
CSL Ltd.	3,059	352,034
Evolution Mining Ltd.	12,619	105,605
Fortescue Ltd.	10,542	154,150
Goodman Group, REIT	12,699	261,322
Insurance Australia Group Ltd.	14,324	76,021
Lottery Corp. Ltd.	13,015	44,719
Lynas Rare Earths Ltd. (A)	5,710	46,830
Macquarie Group Ltd.	2,284	308,637
Medibank Pvt Ltd.	17,700	56,487
National Australia Bank Ltd.	19,287	542,288
Northern Star Resources Ltd.	8,471	149,070
Origin Energy Ltd.	10,671	81,489
Pro Medicus Ltd.	340	49,933
Qantas Airways Ltd.	4,255	29,396
QBE Insurance Group Ltd.	9,425	124,782
REA Group Ltd.	309	37,669
Rio Tinto Ltd.	2,345	228,768
Santos Ltd.	20,108	82,587
Scentre Group, REIT	32,277	90,227
SGH Ltd.	1,197	36,944
Sigma Healthcare Ltd.	32,689	63,993
Sonic Healthcare Ltd.	2,987	44,975
South32 Ltd.	28,394	67,212
Stockland, REIT	15,267	58,209
Suncorp Group Ltd.	6,547	76,856
Telstra Group Ltd.	24,925	80,871
Transurban Group	19,695	186,386
Vicinity Ltd., REIT	24,856	42,317
Washington H Soul Pattinson & Co. Ltd.	2,155	53,322
Wesfarmers Ltd.	7,152	385,300
Westpac Banking Corp.	21,536	552,646
WiseTech Global Ltd.	1,295	58,877
Woodside Energy Group Ltd.	11,803	184,039
Woolworths Group Ltd.	7,615	148,987
		8,068,550
Austria - 0.3%
Erste Group Bank AG	1,945	233,224
OMV AG	934	51,974
Raiffeisen Bank International AG	844	37,606
Verbund AG	437	31,731
		354,535
Belgium - 0.9%
Ageas SA	934	65,437
Anheuser-Busch InBev SA	6,229	399,783
	Shares	Value
COMMON STOCKS (continued)
Belgium (continued)
D'ieteren Group	118	$ 21,254
Elia Group SA	282	36,289
Financiere de Tubize SA	129	31,482
Groupe Bruxelles Lambert NV	510	45,351
KBC Group NV	1,452	189,103
Lotus Bakeries NV	3	27,614
Sofina SA	107	30,942
Syensqo SA	418	33,481
UCB SA	799	222,622
		1,103,358
Chile - 0.1%
Antofagasta PLC	2,402	105,509
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	15,600	42,143
Denmark - 1.9%
AP Moller - Maersk AS, Class A	19	43,581
AP Moller - Maersk AS, Class B	24	55,069
Carlsberg AS, Class B	591	77,352
Coloplast AS, Class B	762	65,330
Danske Bank AS	4,222	210,831
Demant AS (A)	514	17,319
DSV AS	1,289	324,643
Genmab AS (A)	387	119,964
Novo Nordisk AS, Class B	20,258	1,027,454
Novonesis Novozymes, Class B	2,178	139,350
Orsted AS (A)(B)	3,327	63,510
Pandora AS	481	53,192
Rockwool AS, B Shares	520	18,270
Tryg AS	2,040	53,349
Vestas Wind Systems AS	6,283	169,938
		2,439,152
Finland - 1.2%
Elisa OYJ	832	36,871
Fortum OYJ	2,828	60,055
Kesko OYJ, B Shares	1,611	36,351
Kone OYJ, Class B	2,119	150,116
Metso OYJ	4,000	69,597
Neste OYJ	2,672	60,449
Nokia OYJ	32,888	212,031
Nordea Bank Abp	19,578	368,327
Orion OYJ, Class B	666	49,689
Sampo OYJ, A Shares	15,316	185,305
Stora Enso OYJ, R Shares	3,700	46,197
UPM-Kymmene OYJ	3,269	94,505
Wartsila OYJ Abp	3,112	110,179
		1,479,672
France - 10.2%
Accor SA	1,233	69,512
Aeroports de Paris SA	206	26,882
Air Liquide SA	3,641	684,340
Airbus SE	3,738	868,052
Alstom SA (A)	2,187	64,521
Amundi SA (B)	381	31,490
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
France (continued)
AXA SA	10,851	$ 520,642
BioMerieux	266	34,419
BNP Paribas SA	6,327	598,578
Bollore SE	4,007	22,519
Bouygues SA	1,210	62,902
Bureau Veritas SA	2,130	67,761
Capgemini SE	998	165,716
Carrefour SA	3,716	62,003
Cie de Saint-Gobain SA	2,834	288,195
Cie Generale des Etablissements Michelin SCA	4,180	138,551
Covivio SA, REIT	336	22,304
Credit Agricole SA	6,765	139,277
Danone SA	4,080	368,012
Dassault Aviation SA	122	39,114
Dassault Systemes SE	4,259	118,989
Edenred SE	1,396	30,860
Eiffage SA	414	59,318
Engie SA	11,523	302,701
EssilorLuxottica SA	1,895	599,195
FDJ UNITED	640	17,716
Gecina SA, REIT	254	24,123
Getlink SE	1,851	34,168
Hermes International SCA	199	494,087
Ipsen SA	241	33,627
Kering SA	463	161,790
Klepierre SA, REIT	1,317	52,107
Legrand SA	1,629	242,171
L'Oreal SA	1,512	649,125
LVMH Moet Hennessy Louis Vuitton SE	1,573	1,185,626
Orange SA	11,567	193,013
Pernod Ricard SA	1,282	109,773
Publicis Groupe SA	1,425	147,983
Renault SA	1,168	48,346
Rexel SA	1,328	52,087
Safran SA	2,266	789,286
Sanofi SA	6,953	672,739
Sartorius Stedim Biotech	186	45,686
Schneider Electric SE	3,449	943,561
Societe Generale SA	4,422	355,989
Sodexo SA	498	25,515
Thales SA	571	154,036
TotalEnergies SE	12,495	814,649
Unibail-Rodamco-Westfield, REIT (A)	764	83,083
Veolia Environnement SA	3,932	136,824
Vinci SA	3,143	442,167
		13,295,130
Germany - 9.2%
adidas AG	1,081	213,915
Allianz SE	2,429	1,123,114
BASF SE	5,631	296,295
Bayer AG	6,101	264,636
Bayerische Motoren Werke AG	1,774	192,364
Beiersdorf AG	611	67,098
Brenntag SE	793	46,029
Commerzbank AG	4,670	197,096
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Continental AG	695	$ 55,157
CTS Eventim AG & Co. KGaA	357	32,681
Daimler Truck Holding AG	3,013	130,501
Delivery Hero SE (A)(B)	1,267	33,398
Deutsche Bank AG	11,661	449,405
Deutsche Boerse AG	1,188	312,232
Deutsche Lufthansa AG	3,886	38,176
Deutsche Post AG	6,054	330,099
Deutsche Telekom AG	23,150	753,557
E.ON SE	14,172	268,346
Evonik Industries AG	1,661	25,922
Fresenius Medical Care AG	1,409	67,302
Fresenius SE & Co. KGaA	2,609	149,474
GEA Group AG	919	62,108
Hannover Rueck SE	383	119,182
Heidelberg Materials AG	846	219,331
Henkel AG & Co. KGaA	633	48,175
Hensoldt AG	387	33,146
HOCHTIEF AG	100	39,148
Infineon Technologies AG	8,234	359,257
Knorr-Bremse AG	446	49,480
LEG Immobilien SE	436	31,800
Mercedes-Benz Group AG	4,555	315,762
Merck KGaA	808	115,320
MTU Aero Engines AG	330	136,794
Muenchener Rueckversicherungs- Gesellschaft AG	823	541,605
Nemetschek SE	355	38,408
Rational AG	28	21,619
Rheinmetall AG	290	529,074
RWE AG	3,926	208,026
SAP SE	6,565	1,595,088
Scout24 SE (B)	472	47,408
Siemens AG	4,779	1,338,485
Siemens Energy AG (A)	4,878	684,328
Siemens Healthineers AG (B)	2,150	112,698
Symrise AG	834	67,572
Talanx AG	397	52,737
Vonovia SE	4,644	133,651
Zalando SE (A)(B)	1,326	39,126
		11,986,125
Hong Kong - 2.1%
AIA Group Ltd.	66,200	681,403
BOC Hong Kong Holdings Ltd.	23,000	116,725
CK Asset Holdings Ltd.	11,915	60,253
CK Hutchison Holdings Ltd.	16,500	112,175
CK Infrastructure Holdings Ltd.	3,500	25,936
CLP Holdings Ltd.	10,000	89,449
Futu Holdings Ltd., ADR (A)	400	65,684
Galaxy Entertainment Group Ltd.	13,000	64,101
Hang Seng Bank Ltd.	4,700	92,720
Henderson Land Development Co. Ltd.	8,531	30,893
HKT Trust & HKT Ltd.	24,000	35,538
Hong Kong & China Gas Co. Ltd.	68,085	61,377
Hong Kong Exchanges & Clearing Ltd.	7,572	396,177
Hong Kong Land Holdings Ltd.	6,600	45,848
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Jardine Matheson Holdings Ltd.	1,000	$ 68,245
Link, REIT	15,651	69,882
MTR Corp. Ltd.	9,687	37,100
Power Assets Holdings Ltd.	8,500	60,233
Prudential PLC	15,882	244,314
Sino Land Co. Ltd.	24,037	31,629
SITC International Holdings Co. Ltd.	8,000	28,627
Sun Hung Kai Properties Ltd.	8,850	107,760
Swire Pacific Ltd., Class A	2,500	20,153
Techtronic Industries Co. Ltd.	9,000	103,528
WH Group Ltd. (B)	50,787	56,577
Wharf Holdings Ltd.	6,000	16,760
Wharf Real Estate Investment Co. Ltd.	10,300	32,554
		2,755,641
Ireland - 0.8%
AerCap Holdings NV	1,100	158,136
AIB Group PLC	13,237	141,508
Bank of Ireland Group PLC	5,816	111,233
DCC PLC	579	36,071
Experian PLC	5,698	256,903
Kerry Group PLC, Class A	1,019	93,119
Kingspan Group PLC	927	79,878
Ryanair Holdings PLC	5,253	181,111
		1,057,959
Israel - 1.1%
Azrieli Group Ltd.	257	29,138
Bank Hapoalim BM	7,716	174,513
Bank Leumi Le-Israel BM	9,205	202,857
Check Point Software Technologies Ltd. (A)	550	102,058
CyberArk Software Ltd. (A)	300	133,818
Elbit Systems Ltd.	166	95,305
ICL Group Ltd.	4,748	27,303
Israel Discount Bank Ltd., Class A	7,672	81,473
Mizrahi Tefahot Bank Ltd.	979	68,400
Monday.com Ltd. (A)	240	35,414
Nice Ltd. (A)	362	40,919
Nova Ltd. (A)	178	59,504
Phoenix Financial Ltd.	1,367	56,538
Teva Pharmaceutical Industries Ltd., ADR (A)	7,115	222,059
Wix.com Ltd. (A)	400	41,556
		1,370,855
Italy - 3.1%
Banca Mediolanum SpA	1,286	29,201
Banca Monte dei Paschi di Siena SpA	12,326	131,237
Banco BPM SpA	7,223	109,681
BPER Banca SpA	9,083	122,734
Buzzi SpA	495	29,923
Davide Campari-Milano NV	3,639	23,509
ENEL SpA	51,218	532,531
Eni SpA	12,703	240,800
Ferrari NV	795	295,433
FinecoBank Banca Fineco SpA	3,813	98,793
Generali	5,385	225,031
Infrastrutture Wireless Italiane SpA (B)	1,580	14,622
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Intesa Sanpaolo SpA	89,658	$ 619,546
Leonardo SpA	2,566	146,777
Moncler SpA	1,460	93,323
Nexi SpA (B)	3,442	16,965
Poste Italiane SpA (B)	2,795	70,165
Prysmian SpA	1,782	177,767
Recordati Industria Chimica e Farmaceutica SpA	706	40,079
Snam SpA	12,598	83,712
Telecom Italia SpA (A)	70,859	42,569
Terna - Rete Elettrica Nazionale	8,723	92,801
UniCredit SpA	8,822	730,697
Unipol Assicurazioni SpA	2,269	54,437
		4,022,333
Japan - 21.8%
Advantest Corp.	4,800	606,950
Aeon Co. Ltd.	13,800	218,000
AGC, Inc.	1,200	39,796
Aisin Corp.	3,000	56,209
Ajinomoto Co., Inc.	5,600	118,384
ANA Holdings, Inc.	1,000	18,992
Asahi Group Holdings Ltd.	9,500	99,577
Asahi Kasei Corp.	8,200	72,888
Asics Corp.	4,400	105,628
Astellas Pharma, Inc.	11,300	150,397
Bandai Namco Holdings, Inc.	3,600	95,818
Bridgestone Corp.	7,200	161,995
Canon, Inc.	5,400	159,778
Capcom Co. Ltd.	2,200	51,104
Central Japan Railway Co.	4,800	132,960
Chiba Bank Ltd.	3,500	39,061
Chubu Electric Power Co., Inc.	4,100	63,167
Chugai Pharmaceutical Co. Ltd.	4,200	220,339
Dai Nippon Printing Co. Ltd.	2,500	43,035
Daifuku Co. Ltd.	2,000	62,951
Dai-ichi Life Holdings, Inc.	22,200	184,494
Daiichi Sankyo Co. Ltd.	11,200	237,827
Daikin Industries Ltd.	1,700	217,416
Daito Trust Construction Co. Ltd.	2,000	38,084
Daiwa House Industry Co. Ltd.	3,500	116,266
Daiwa Securities Group, Inc.	8,400	73,616
Denso Corp.	10,800	149,171
Disco Corp.	600	182,797
East Japan Railway Co.	6,000	158,141
Ebara Corp.	2,900	68,352
Eisai Co. Ltd.	1,600	47,505
ENEOS Holdings, Inc.	16,800	118,862
FANUC Corp.	5,800	225,711
Fast Retailing Co. Ltd.	1,200	435,106
Fuji Electric Co. Ltd.	900	68,252
FUJIFILM Holdings Corp.	6,900	146,407
Fujikura Ltd.	1,600	177,433
Fujitsu Ltd.	11,100	305,060
Hankyu Hanshin Holdings, Inc.	1,500	37,726
Hikari Tsushin, Inc.	100	28,020
Hitachi Ltd.	28,800	903,213
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Honda Motor Co. Ltd.	22,900	$ 224,756
Hoya Corp.	2,200	333,673
Hulic Co. Ltd.	2,900	31,729
Idemitsu Kosan Co. Ltd.	4,600	34,828
IHI Corp.	6,300	110,758
Inpex Corp.	5,600	112,003
Isuzu Motors Ltd.	3,300	51,503
ITOCHU Corp.	37,500	473,880
Japan Airlines Co. Ltd.	1,000	18,546
Japan Exchange Group, Inc.	6,200	66,176
Japan Post Bank Co. Ltd.	11,100	156,255
Japan Post Holdings Co. Ltd.	11,300	119,231
Japan Post Insurance Co. Ltd.	1,200	36,088
Japan Tobacco, Inc.	7,600	273,161
JFE Holdings, Inc.	3,400	43,346
JX Advanced Metals Corp.	3,600	45,004
Kajima Corp.	2,600	96,947
Kansai Electric Power Co., Inc.	5,900	92,658
Kao Corp.	2,900	115,744
Kawasaki Heavy Industries Ltd.	1,000	66,317
Kawasaki Kisen Kaisha Ltd.	2,000	27,840
KDDI Corp.	18,500	320,192
Keyence Corp.	1,200	434,070
Kikkoman Corp.	4,300	39,047
Kioxia Holdings Corp. (A)	1,200	79,866
Kirin Holdings Co. Ltd.	4,900	73,348
Kobe Bussan Co. Ltd.	1,000	24,071
Komatsu Ltd.	6,000	190,395
Konami Group Corp.	600	81,484
Kubota Corp.	6,100	86,441
Kyocera Corp.	7,900	110,748
Kyowa Kirin Co. Ltd.	1,500	24,142
Lasertec Corp.	500	95,271
LY Corp.	16,500	43,906
M3, Inc.	2,600	34,977
Makita Corp.	1,400	42,433
Marubeni Corp.	8,800	245,080
MatsukiyoCocokara & Co.	2,000	34,627
Minebea Mitsumi, Inc.	2,300	46,280
Mitsubishi Chemical Group Corp.	7,900	46,244
Mitsubishi Corp.	20,300	464,315
Mitsubishi Electric Corp.	12,000	349,882
Mitsubishi Estate Co. Ltd.	6,600	160,348
Mitsubishi HC Capital, Inc.	5,400	45,172
Mitsubishi Heavy Industries Ltd.	20,200	493,131
Mitsubishi UFJ Financial Group, Inc.	72,100	1,144,304
Mitsui & Co. Ltd.	15,600	463,278
Mitsui Fudosan Co. Ltd.	16,700	189,783
Mitsui OSK Lines Ltd.	2,200	66,142
Mizuho Financial Group, Inc.	15,700	572,965
MonotaRO Co. Ltd.	1,400	22,292
MS&AD Insurance Group Holdings, Inc.	8,100	190,164
Murata Manufacturing Co. Ltd.	10,500	217,013
NEC Corp.	8,200	277,451
Nexon Co. Ltd.	2,300	56,181
Nidec Corp.	5,200	70,606
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nintendo Co. Ltd.	7,000	$ 472,602
Nippon Building Fund, Inc., REIT	50	45,572
Nippon Paint Holdings Co. Ltd.	5,600	37,496
Nippon Sanso Holdings Corp.	1,000	29,874
Nippon Steel Corp.	30,200	123,580
Nippon Yusen KK	2,600	84,218
Nissan Motor Co. Ltd. (A)	13,200	32,801
Nitori Holdings Co. Ltd.	2,500	43,635
Nitto Denko Corp.	4,400	104,763
Nomura Holdings, Inc.	18,600	154,947
Nomura Research Institute Ltd.	2,400	91,331
NTT, Inc.	185,600	187,361
Obayashi Corp.	4,100	85,804
OBIC Co. Ltd.	2,000	62,777
Olympus Corp.	6,900	87,487
Oracle Corp.	300	25,215
Oriental Land Co. Ltd.	6,700	123,950
ORIX Corp.	7,200	210,580
Osaka Gas Co. Ltd.	2,200	76,443
Otsuka Corp.	1,300	26,787
Otsuka Holdings Co. Ltd.	2,700	152,710
Pan Pacific International Holdings Corp.	11,900	70,887
Panasonic Holdings Corp.	14,700	190,571
Rakuten Group, Inc. (A)	9,500	60,876
Recruit Holdings Co. Ltd.	8,900	500,105
Renesas Electronics Corp. (A)	11,100	152,035
Resona Holdings, Inc.	13,000	123,730
Ryohin Keikaku Co. Ltd.	3,000	52,972
Sanrio Co. Ltd.	1,100	34,419
SBI Holdings, Inc.	3,600	77,580
SCREEN Holdings Co. Ltd.	500	48,702
Secom Co. Ltd.	2,500	88,835
Seibu Holdings, Inc.	1,300	35,720
Sekisui Chemical Co. Ltd.	2,200	36,998
Sekisui House Ltd.	3,700	82,559
Seven & i Holdings Co. Ltd.	12,900	185,334
SG Holdings Co. Ltd.	2,000	18,303
Shimadzu Corp.	1,500	39,932
Shimano, Inc.	500	52,286
Shin-Etsu Chemical Co. Ltd.	10,500	326,142
Shionogi & Co. Ltd.	4,700	85,069
Shiseido Co. Ltd.	2,500	36,382
SMC Corp.	400	138,400
SoftBank Corp.	178,100	244,524
SoftBank Group Corp.	24,000	673,280
Sompo Holdings, Inc.	5,500	186,682
Sony Financial Group, Inc. (A)	37,200	39,423
Sony Group Corp.	38,700	992,693
Subaru Corp.	3,700	79,666
Sumitomo Corp.	6,900	238,826
Sumitomo Electric Industries Ltd.	4,500	181,248
Sumitomo Metal Mining Co. Ltd.	1,600	64,070
Sumitomo Mitsui Financial Group, Inc.	23,100	742,929
Sumitomo Mitsui Trust Group, Inc.	4,000	121,899
Sumitomo Realty & Development Co. Ltd.	3,800	95,403
Suntory Beverage & Food Ltd.	800	24,059
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Suzuki Motor Corp.	9,800	$ 146,564
Sysmex Corp.	2,900	28,479
T&D Holdings, Inc.	3,100	71,558
Taisei Corp.	1,000	94,771
Takeda Pharmaceutical Co. Ltd.	10,000	310,652
TDK Corp.	12,100	171,188
Terumo Corp.	8,200	119,188
TIS, Inc.	1,300	43,674
Toho Co. Ltd.	700	35,661
Tokio Marine Holdings, Inc.	11,600	428,807
Tokyo Electron Ltd.	2,800	623,636
Tokyo Gas Co. Ltd.	2,000	79,289
Tokyo Metro Co. Ltd.	1,700	17,305
Tokyu Corp.	3,200	37,397
TOPPAN Holdings, Inc.	1,400	41,617
Toray Industries, Inc.	8,800	57,374
Toyota Industries Corp.	1,000	113,366
Toyota Motor Corp.	59,600	1,280,035
Toyota Tsusho Corp.	4,300	144,993
Trend Micro, Inc.	800	33,226
Tsuruha Holdings, Inc.	1,600	29,397
Unicharm Corp.	7,100	40,568
West Japan Railway Co.	2,600	51,805
Yamaha Motor Co. Ltd.	5,500	40,790
Yokogawa Electric Corp.	1,500	48,106
Yokohama Financial Group, Inc.	6,200	51,255
Zensho Holdings Co. Ltd.	600	34,382
ZOZO, Inc.	2,900	23,916
		28,384,051
Luxembourg - 0.2%
ArcelorMittal SA	2,895	132,937
CVC Capital Partners PLC (B)	1,285	21,521
Eurofins Scientific SE	750	54,846
Tenaris SA	2,362	45,577
		254,881
Macau - 0.0% *
Sands China Ltd.	14,400	36,323
Mexico - 0.1%
Fresnillo PLC	1,355	60,420
Netherlands - 5.1%
ABN AMRO Bank NV (B)	3,638	127,108
Adyen NV (A)(B)	159	256,399
Akzo Nobel NV	1,068	74,312
Argenx SE (A)	388	327,295
ASM International NV	291	176,170
ASML Holding NV	2,440	2,629,149
BE Semiconductor Industries NV	494	77,230
Euronext NV (B)	489	73,457
EXOR NV	563	47,824
Ferrovial SE	3,190	206,682
Heineken Holding NV	818	59,900
Heineken NV	1,795	148,100
IMCD NV	347	31,495
	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV, Series N	19,027	$ 534,815
JDE Peet's NV	1,076	40,240
Koninklijke Ahold Delhaize NV	5,581	228,859
Koninklijke KPN NV	24,104	112,631
Koninklijke Philips NV	4,718	128,467
Magnum Ice Cream Co. NV (A)	3,030	48,093
Nebius Group NV (A)	1,300	108,816
NN Group NV	1,656	127,751
Prosus NV	8,240	510,212
Qiagen NV	1,364	62,031
Randstad NV	646	24,525
Stellantis NV	12,394	135,723
Universal Music Group NV	6,963	181,524
Wolters Kluwer NV	1,469	152,154
		6,630,962
New Zealand - 0.2%
Auckland International Airport Ltd.	10,916	52,353
Contact Energy Ltd.	4,908	26,110
Fisher & Paykel Healthcare Corp. Ltd.	3,682	79,999
Infratil Ltd.	5,609	35,792
Meridian Energy Ltd.	8,417	27,185
Xero Ltd. (A)	1,014	76,814
		298,253
Norway - 0.6%
Aker BP ASA	2,000	50,892
DNB Bank ASA	5,475	152,538
Equinor ASA	4,785	112,839
Gjensidige Forsikring ASA	1,247	37,271
Kongsberg Gruppen ASA	2,743	70,290
Mowi ASA	2,833	68,148
Norsk Hydro ASA	8,866	68,438
Orkla ASA	4,350	48,441
Salmar ASA	439	26,831
Telenor ASA	3,957	57,552
Yara International ASA	1,059	43,336
		736,576
Poland - 0.0% *
InPost SA (A)	1,366	16,786
Portugal - 0.2%
Banco Comercial Portugues SA, Class R	50,277	52,924
EDP SA	19,448	89,573
Galp Energia SGPS SA	2,636	45,393
Jeronimo Martins SGPS SA	1,671	39,764
		227,654
Singapore - 1.6%
CapitaLand Ascendas, REIT	23,603	51,893
CapitaLand Integrated Commercial Trust, REIT	38,259	71,010
CapitaLand Investment Ltd.	13,294	27,978
DBS Group Holdings Ltd.	13,380	586,106
Grab Holdings Ltd., Class A (A)	14,400	71,856
Keppel Ltd.	9,100	73,161
Oversea-Chinese Banking Corp. Ltd.	21,360	328,158
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Sea Ltd., ADR (A)	2,400	$ 306,168
Sembcorp Industries Ltd.	5,300	24,775
Singapore Airlines Ltd.	9,900	49,153
Singapore Exchange Ltd.	5,400	71,085
Singapore Technologies Engineering Ltd.	9,800	64,034
Singapore Telecommunications Ltd.	46,200	163,456
United Overseas Bank Ltd.	7,800	212,437
Wilmar International Ltd.	11,400	27,265
		2,128,535
Spain - 3.7%
Acciona SA	144	31,340
ACS Actividades de Construccion y Servicios SA	1,077	106,909
Aena SME SA (B)	4,674	130,596
Amadeus IT Group SA	2,847	210,709
Banco Bilbao Vizcaya Argentaria SA	36,261	850,582
Banco de Sabadell SA	31,879	125,630
Banco Santander SA	93,618	1,101,930
Bankinter SA	4,227	70,063
CaixaBank SA	24,585	300,579
Cellnex Telecom SA (A)(B)	3,148	101,371
EDP Renovaveis SA	1,868	26,380
Endesa SA	1,996	71,849
Grifols SA	1,799	22,487
Iberdrola SA	39,933	864,685
Industria de Diseno Textil SA	6,872	453,309
Mapfre SA	5,961	29,914
Naturgy Energy Group SA	1,566	47,682
Redeia Corp. SA	2,377	42,374
Repsol SA	6,976	130,161
Telefonica SA	23,461	96,306
		4,814,856
Sweden - 3.6%
AddTech AB, B Shares	1,585	55,821
Alfa Laval AB	1,755	87,998
Assa Abloy AB, Class B	6,330	244,533
Atlas Copco AB, A Shares	16,947	301,700
Atlas Copco AB, B Shares	9,887	158,061
Beijer Ref AB	2,362	37,905
Boliden AB (A)	1,729	95,780
Epiroc AB, Class A	4,197	94,608
Epiroc AB, Class B	2,285	45,971
EQT AB	3,083	120,441
Essity AB, Class B	3,765	108,249
Evolution AB (B)	855	58,056
Fastighets AB Balder, B Shares (A)	4,355	32,146
H&M Hennes & Mauritz AB, B Shares	3,278	65,704
Hexagon AB, B Shares	12,819	150,991
Holmen AB, B Shares	428	16,417
Industrivarden AB, A Shares	709	31,762
Industrivarden AB, C Shares	942	42,167
Indutrade AB	1,657	42,951
Investment AB Latour, B Shares	814	19,776
Investor AB, B Shares	11,482	409,168
L E Lundbergforetagen AB, B Shares	492	27,164
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Lifco AB, B Shares	1,498	$ 56,772
Nibe Industrier AB, B Shares	9,858	37,681
Saab AB, Class B	2,000	116,040
Sagax AB, Class B	1,405	30,050
Sandvik AB	6,621	213,865
Securitas AB, B Shares	2,923	46,485
Skandinaviska Enskilda Banken AB, Class A	9,407	198,334
Skanska AB, B Shares	2,185	59,538
SKF AB, B Shares	2,150	56,908
Spotify Technology SA (A)	1,001	581,291
Svenska Cellulosa AB SCA, Class B	3,914	51,907
Svenska Handelsbanken AB, A Shares	9,253	134,053
Swedbank AB, A Shares	5,371	186,347
Swedish Orphan Biovitrum AB (A)	1,149	41,234
Tele2 AB, B Shares	3,286	55,062
Telefonaktiebolaget LM Ericsson, B Shares	17,399	169,328
Telia Co. AB	15,126	64,648
Trelleborg AB, B Shares	1,246	52,670
Volvo AB, A Shares	51	1,626
Volvo AB, B Shares	9,971	317,323
		4,718,531
Switzerland - 9.9%
ABB Ltd.	9,863	727,076
Alcon AG	3,155	249,649
Avolta AG	548	32,321
Banque Cantonale Vaudoise	182	23,008
Barry Callebaut AG	23	37,603
Belimo Holding AG	59	57,647
BKW AG	117	24,817
Chocoladefabriken Lindt & Spruengli AG	4	190,492
Cie Financiere Richemont SA, Class A	3,383	729,547
Coca-Cola HBC AG	1,373	71,030
DSM-Firmenich AG	1,122	90,512
EMS-Chemie Holding AG	46	31,732
Galderma Group AG	978	199,153
Geberit AG	209	162,314
Givaudan SA	58	229,462
Glencore PLC (A)	63,396	346,564
Helvetia Baloise Holding AG	504	132,559
Holcim AG	3,218	313,273
Julius Baer Group Ltd.	1,288	100,633
Kuehne & Nagel International AG	293	62,835
Logitech International SA	955	96,950
Lonza Group AG	443	298,679
Nestle SA	16,198	1,607,799
Novartis AG	11,952	1,646,936
Partners Group Holding AG	141	173,004
Roche Holding AG	4,617	1,908,546
Sandoz Group AG	2,579	187,251
Schindler Holding AG	391	143,952
SGS SA	1,033	118,493
Sika AG	964	195,717
Sonova Holding AG	306	79,152
STMicroelectronics NV	4,303	112,459
Straumann Holding AG	676	78,959
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swatch Group AG	170	$ 35,744
Swiss Life Holding AG	180	207,332
Swiss Prime Site AG	503	78,100
Swiss Re AG	1,885	314,022
Swisscom AG	162	117,670
UBS Group AG	19,970	922,106
VAT Group AG (B)	170	81,617
Zurich Insurance Group AG	921	696,923
		12,913,638
United Kingdom - 13.9%
3i Group PLC	6,269	274,888
Admiral Group PLC	1,628	69,642
Anglo American PLC	7,063	292,143
Ashtead Group PLC	2,629	179,243
Associated British Foods PLC	1,951	55,727
AstraZeneca PLC	9,748	1,803,958
Auto Trader Group PLC (B)	5,129	40,465
Aviva PLC	19,011	174,805
BAE Systems PLC	18,933	435,744
Barclays PLC	87,920	562,787
Barratt Redrow PLC	8,648	44,426
BP PLC	99,057	577,697
British American Tobacco PLC	13,755	779,780
BT Group PLC	38,079	94,339
Bunzl PLC	1,955	54,591
Centrica PLC	28,966	66,044
Coca-Cola Europacific Partners PLC	1,347	122,173
Compass Group PLC	10,703	339,125
Diageo PLC	14,042	302,576
Endeavour Mining PLC	1,220	63,742
Entain PLC	3,509	36,070
GSK PLC	25,586	627,297
Haleon PLC	56,205	284,025
Halma PLC	2,412	114,485
Hikma Pharmaceuticals PLC	922	19,221
HSBC Holdings PLC	108,224	1,703,006
Imperial Brands PLC	4,837	203,107
Informa PLC	8,239	97,758
InterContinental Hotels Group PLC	906	127,319
International Consolidated Airlines Group SA	7,146	39,678
Intertek Group PLC	938	58,172
J Sainsbury PLC	10,832	47,453
JD Sports Fashion PLC	13,869	15,720
Kingfisher PLC	10,593	44,592
Land Securities Group PLC, REIT	4,185	34,993
Legal & General Group PLC	36,163	127,279
Lloyds Banking Group PLC	372,892	493,230
London Stock Exchange Group PLC	2,914	350,521
M&G PLC	14,692	56,561
Marks & Spencer Group PLC	12,201	54,295
Melrose Industries PLC	7,975	62,898
National Grid PLC	31,250	479,327
NatWest Group PLC	50,624	444,088
Next PLC	723	133,104
Pearson PLC	3,546	50,137
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Phoenix Group Holdings PLC	4,545	$ 44,995
Reckitt Benckiser Group PLC	4,257	344,474
RELX PLC	11,496	463,137
Rentokil Initial PLC	15,818	94,378
Rio Tinto PLC	7,107	572,476
Rolls-Royce Holdings PLC	52,957	819,018
Sage Group PLC	6,021	87,572
Schroders PLC	4,819	26,343
Segro PLC, REIT	8,047	77,960
Severn Trent PLC	1,706	64,062
Shell PLC	36,423	1,342,270
Smith & Nephew PLC	5,024	83,554
Smiths Group PLC	2,025	64,051
Spirax Group PLC	455	41,586
SSE PLC	7,484	219,415
Standard Chartered PLC	12,148	296,417
Tesco PLC	40,351	239,961
Unilever PLC	13,711	895,839
United Utilities Group PLC	4,144	66,579
Vodafone Group PLC	121,293	161,685
Whitbread PLC	1,082	37,086
Wise PLC, Class A (A)	4,047	48,483
		18,129,572
Total Common Stocks (Cost $90,374,189)		127,432,000
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG,
4.71% (C)	355	37,829
Dr. Ing. h.c. F. Porsche AG,
5.03% (B)(C)	664	35,366
Henkel AG & Co. KGaA,
2.92% (C)	1,023	83,461
Porsche Automobil Holding SE,
4.80% (C)	975	45,489
Sartorius AG,
0.30% (C)	166	47,802
Volkswagen AG,
6.11% (C)	1,283	156,576
Total Preferred Stocks (Cost $494,748)		406,523
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025

Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp.,
1.35% (C), dated 12/31/2025, to be
repurchased at $1,718,837 on 01/02/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 04/30/2027, and
with a value of $1,753,197.
$ 1,718,708	$ 1,718,708
Total Repurchase Agreement (Cost $1,718,708)	1,718,708
Total Investments (Cost $92,587,645)	129,557,231
Net Other Assets (Liabilities) - 0.4%	536,017
Net Assets - 100.0%	$ 130,093,248
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	16	03/20/2026	$2,310,877	$2,321,680	$10,803	$—
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.8%	$19,244,077
Pharmaceuticals	8.2	10,584,735
Insurance	5.7	7,436,757
Semiconductors & Semiconductor Equipment	4.0	5,203,026
Aerospace & Defense	3.4	4,359,608
Capital Markets	3.2	4,110,383
Machinery	3.2	4,089,163
Oil, Gas & Consumable Fuels	3.0	3,959,443
Metals & Mining	2.9	3,729,837
Electrical Equipment	2.8	3,611,014
Automobiles	2.4	3,119,003
Textiles, Apparel & Luxury Goods	2.4	3,072,852
Food Products	2.2	2,853,392
Industrial Conglomerates	2.1	2,757,120
Trading Companies & Distributors	2.1	2,704,915
Chemicals	2.0	2,614,115
Electric Utilities	2.0	2,536,502
Software	1.9	2,455,214
Health Care Equipment & Supplies	1.7	2,166,321
Diversified Telecommunication Services	1.7	2,152,375
Personal Care Products	1.4	1,764,188
Professional Services	1.3	1,716,629
Financial Services	1.2	1,527,301
Broadline Retail	1.2	1,519,519
Entertainment	1.2	1,515,047
Beverages	1.2	1,511,180
Consumer Staples Distribution & Retail	1.1	1,468,822
Wireless Telecommunication Services	1.1	1,454,743
Hotels, Restaurants & Leisure	1.1	1,394,294
Real Estate Management & Development	1.0	1,320,173
Household Durables	1.0	1,310,249
Electronic Equipment, Instruments & Components	1.0	1,286,533
Multi-Utilities	1.0	1,278,017
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Tobacco	1.0%	$1,256,048
Construction & Engineering	1.0	1,254,186
Specialty Retail	0.9	1,187,848
Building Products	0.9	1,145,730
IT Services	0.8	1,014,352
Biotechnology	0.7	863,014
Automobile Components	0.6	742,331
Air Freight & Logistics	0.5	689,831
Household Products	0.5	624,927
Ground Transportation	0.4	580,010
Construction Materials	0.4	562,527
Life Sciences Tools & Services	0.4	509,044
Commercial Services & Supplies	0.3	442,407
Transportation Infrastructure	0.3	430,385
Technology Hardware, Storage & Peripherals	0.3	403,135
Gas Utilities	0.3	394,894
Industrial REITs	0.3	391,175
Communications Equipment	0.3	381,359
Passenger Airlines	0.3	375,052
Marine Transportation	0.3	368,312
Retail REITs	0.3	337,616
Health Care Providers & Services	0.2	325,744
Independent Power & Renewable Electricity Producers	0.2	325,101
Media	0.2	245,741
Interactive Media & Services	0.2	215,347
Paper & Forest Products	0.2	209,026
Diversified REITs	0.1	186,516
Leisure Products	0.1	148,104
Water Utilities	0.1	130,641
Health Care Technology	0.1	84,910
Office REITs	0.0 *	69,695
Diversified Consumer Services	0.0 *	50,137
Energy Equipment & Services	0.0 *	45,577
Distributors	0.0 *	21,254
Investments	98.7	127,838,523
Short-Term Investments	1.3	1,718,708
Total Investments	100.0%	$ 129,557,231
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,949,029	$125,482,971	$—	$127,432,000
Preferred Stocks	—	406,523	—	406,523
Repurchase Agreement	—	1,718,708	—	1,718,708
Total Investments	$1,949,029	$127,608,202	$—	$129,557,231
Other Financial Instruments
Futures Contracts (E)	$10,803	$—	$—	$10,803
Total Other Financial Instruments	$10,803	$—	$—	$10,803
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the total value of 144A securities is $1,411,915, representing 1.1% of the
Portfolio's net assets.

(C)	Rate disclosed reflects the yield at December 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $90,868,937)	$127,838,523
Repurchase agreement, at value (cost $1,718,708)	1,718,708
Cash collateral pledged at broker for:
Futures contracts	76,788
Foreign currency, at value (cost $174,618)	174,564
Receivables and other assets:
Shares of beneficial interest sold	1,733
Dividends	84,196
Interest	64
Tax reclaims	298,409
Due from investment manager	16,717
Total assets	130,209,702
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,261
Distribution and service fees	26,009
Transfer agent costs	122
Trustee and CCO fees	40
Audit and tax fees	23,663
Custody fees	37,678
Legal fees	761
Printing and shareholder reports fees	1,706
Other accrued expenses	12,752
Variation margin payable on futures contracts	12,462
Total liabilities	116,454
Net assets	$130,093,248
Net assets consist of:
Capital stock ($0.01 par value)	$80,028
Additional paid-in capital	92,119,575
Total distributable earnings (accumulated losses)	37,893,645
Net assets	$130,093,248
Net assets by class:
Initial Class	$12,606,445
Service Class	117,486,803
Shares outstanding:
Initial Class	770,537
Service Class	7,232,274
Net asset value and offering price per share:
Initial Class	$16.36
Service Class	16.24
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$3,432,461
Interest income	25,503
Withholding taxes on foreign income	(323,848)
Total investment income	3,134,116
Expenses:
Investment management fees	122,588
Distribution and service fees:
Service Class	248,203
Transfer agent costs	1,237
Trustee and CCO fees	5,886
Audit and tax fees	58,964
Custody fees	183,226
Legal fees	10,176
Printing and shareholder reports fees	8,823
Insurance fees	192
Other	26,450
Total expenses before waiver and/or reimbursement and recapture	665,745
Expenses waived and/or reimbursed:
Initial Class	(23,814)
Service Class	(193,493)
Recapture of previously waived and/or reimbursed fees:
Initial Class	174
Service Class	362
Net expenses	448,974
Net investment income (loss)	2,685,142
Net realized gain (loss) on:
Investments	777,231
Futures contracts	342,879
Foreign currency transactions	17,246
Net realized gain (loss)	1,137,356
Net change in unrealized appreciation (depreciation) on:
Investments	25,608,020
Futures contracts	78,909
Translation of assets and liabilities denominated in foreign currencies	32,052
Net change in unrealized appreciation (depreciation)	25,718,981
Net realized and change in unrealized gain (loss)	26,856,337
Net increase (decrease) in net assets resulting from operations	$29,541,479
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$2,685,142	$2,232,509
Net realized gain (loss)	1,137,356	(637,292)
Net change in unrealized appreciation (depreciation)	25,718,981	692,399
Net increase (decrease) in net assets resulting from operations	29,541,479	2,287,616
Dividends and/or distributions to shareholders:
Initial Class	(275,101)	(304,171)
Service Class	(2,096,378)	(1,915,738)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,371,479)	(2,219,909)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,098,026	1,514,980
Service Class	19,552,965	18,339,103
	20,650,991	19,854,083
Dividends and/or distributions reinvested:
Initial Class	275,101	304,171
Service Class	2,096,378	1,915,738
	2,371,479	2,219,909
Cost of shares redeemed:
Initial Class	(3,969,096)	(1,708,496)
Service Class	(12,861,113)	(7,090,194)
	(16,830,209)	(8,798,690)
Net increase (decrease) in net assets resulting from capital share transactions	6,192,261	13,275,302
Net increase (decrease) in net assets	33,362,261	13,343,009
Net assets:
Beginning of year	96,730,987	83,387,978
End of year	$130,093,248	$96,730,987
Capital share transactions - shares:
Shares issued:
Initial Class	78,068	117,932
Service Class	1,321,084	1,387,504
	1,399,152	1,505,436
Shares reinvested:
Initial Class	17,852	22,073
Service Class	136,839	139,733
	154,691	161,806
Shares redeemed:
Initial Class	(276,531)	(128,420)
Service Class	(911,064)	(539,011)
	(1,187,595)	(667,431)
Net increase (decrease) in shares outstanding:
Initial Class	(180,611)	11,585
Service Class	546,859	988,226
	366,248	999,811
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.74	$12.63	$10.98	$13.25	$12.10
Investment operations:
Net investment income (loss)(A)	0.39	0.36	0.33	0.34	0.35
Net realized and unrealized gain (loss)	3.58	0.09	1.62	(2.25)	1.01
Total investment operations	3.97	0.45	1.95	(1.91)	1.36
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.34)	(0.30)	(0.36)	(0.21)
Net asset value, end of year	$16.36	$12.74	$12.63	$10.98	$13.25
Total return(B)	31.30%	3.32%	17.92%	(14.28)%	11.26%
Ratio and supplemental data:
Net assets end of year (000’s)	$12,606	$12,115	$11,862	$7,307	$8,288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.37%	0.31%	0.36%	0.50%	0.34%
Including waiver and/or reimbursement and recapture	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss) to average net assets	2.66%	2.69%	2.75%	3.04%	2.67%
Portfolio turnover rate	6%	3%	6%	4%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.66	$12.55	$10.93	$13.18	$12.04
Investment operations:
Net investment income (loss)(A)	0.35	0.31	0.30	0.31	0.31
Net realized and unrealized gain (loss)	3.55	0.11	1.59	(2.23)	1.02
Total investment operations	3.90	0.42	1.89	(1.92)	1.33
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.31)	(0.27)	(0.33)	(0.19)
Net asset value, end of year	$16.24	$12.66	$12.55	$10.93	$13.18
Total return(B)	30.93%	3.15%	17.46%	(14.45)%	10.95%
Ratio and supplemental data:
Net assets end of year (000’s)	$117,487	$84,616	$71,526	$59,610	$70,417
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%	0.56%	0.61%	0.75%	0.59%
Including waiver and/or reimbursement and recapture	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income (loss) to average net assets	2.38%	2.39%	2.55%	2.77%	2.41%
Portfolio turnover rate	6%	3%	6%	4%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
(i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$10,803	$—	$—	$10,803
Total	$—	$—	$10,803	$—	$—	$10,803

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$342,879	$—	$—	$342,879
Total	$—	$—	$342,879	$—	$—	$342,879

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$78,909	$—	$—	$78,909
Total	$—	$—	$78,909	$—	$—	$78,909
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$1,928,204
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.
Index fund risk: While the Portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Currency risk: The value of a Portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Non-diversification risk: To the extent the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index, the Portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM at an annual rate of 0.11% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2026
Service Class	0.43	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended December 31, 2025, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023	2024	2025	Total
Initial Class	$22,700	$16,317	$23,814	$62,831
Service Class	159,222	105,846	193,493	458,561
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$13,964,184	$—	$6,870,335	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark-to-market and passive foreign investment companies. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$94,350,627	$39,502,269	$(4,295,665)	$35,206,604
As of December 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$216,087	$600,650
During the year ended December 31, 2025, the capital loss carryforwards utilized are $1,177,248.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$2,371,479	$—	$—	$—	$2,219,909	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$3,480,446	$—	$—	$(816,737)	$—	$—	$35,229,936
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica MSCI EAFE Index VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica MSCI EAFE Index VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 2,983,659	$320,044
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Multi-Managed Balanced VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 60.5%
Aerospace & Defense - 1.5%
Boeing Co. (A)	5,720	$ 1,241,926
Howmet Aerospace, Inc.	37,340	7,655,447
RTX Corp.	34,647	6,354,260
Textron, Inc.	15,925	1,388,182
TransDigm Group, Inc.	2,604	3,462,930
		20,102,745
Air Freight & Logistics - 0.2%
FedEx Corp.	8,166	2,358,831
Automobile Components - 0.0% *
Aptiv PLC (A)	6,975	530,728
Automobiles - 1.3%
Tesla, Inc. (A)	37,500	16,864,500
Banks - 2.3%
Bank of America Corp.	181,124	9,961,820
Citigroup, Inc.	25,776	3,007,801
Fifth Third Bancorp	56,671	2,652,770
Regions Financial Corp.	46,652	1,264,269
Truist Financial Corp.	41,513	2,042,855
U.S. Bancorp	61,752	3,295,087
Wells Fargo & Co.	100,766	9,391,391
		31,615,993
Beverages - 0.8%
Coca-Cola Co.	21,937	1,533,616
Keurig Dr. Pepper, Inc.	106,258	2,976,286
PepsiCo, Inc.	48,333	6,936,752
		11,446,654
Biotechnology - 1.2%
AbbVie, Inc.	42,347	9,675,866
Neurocrine Biosciences, Inc. (A)	4,347	616,535
Regeneron Pharmaceuticals, Inc.	4,709	3,634,736
Vertex Pharmaceuticals, Inc. (A)	6,207	2,814,005
		16,741,142
Broadline Retail - 2.6%
Amazon.com, Inc. (A)	148,834	34,353,864
Building Products - 0.8%
Carrier Global Corp.	45,570	2,407,919
Masco Corp.	24,285	1,541,126
Trane Technologies PLC	17,964	6,991,589
		10,940,634
Capital Markets - 1.2%
Ameriprise Financial, Inc.	4,055	1,988,329
Charles Schwab Corp.	76,663	7,659,400
CME Group, Inc.	12,247	3,344,411
LPL Financial Holdings, Inc.	2,358	842,207
Raymond James Financial, Inc.	3,424	549,860
State Street Corp.	10,306	1,329,577
		15,713,784
Chemicals - 0.8%
Ecolab, Inc.	20,840	5,470,917
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	8,537	$ 3,640,091
PPG Industries, Inc.	15,771	1,615,897
		10,726,905
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	22,459	2,942,803
Motorola Solutions, Inc.	2,351	901,185
		3,843,988
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,452	1,526,762
Vulcan Materials Co.	5,866	1,673,101
		3,199,863
Consumer Finance - 0.5%
American Express Co.	8,891	3,289,226
Capital One Financial Corp.	15,512	3,759,488
		7,048,714
Consumer Staples Distribution & Retail - 0.5%
Walmart, Inc.	55,618	6,196,401
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	174,353	4,330,928
Electric Utilities - 1.1%
Entergy Corp.	33,286	3,076,625
NextEra Energy, Inc.	85,610	6,872,771
NRG Energy, Inc.	2,797	445,394
Southern Co.	49,978	4,358,082
		14,752,872
Electrical Equipment - 0.6%
Eaton Corp. PLC	9,854	3,138,598
Emerson Electric Co.	15,027	1,994,383
GE Vernova, Inc.	3,832	2,504,480
		7,637,461
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	25,858	3,494,450
Energy Equipment & Services - 0.2%
Baker Hughes Co.	61,188	2,786,501
Entertainment - 0.9%
Netflix, Inc. (A)	58,999	5,531,746
Walt Disney Co.	47,932	5,453,224
Warner Music Group Corp., Class A	22,309	684,217
		11,669,187
Financial Services - 3.2%
Apollo Global Management, Inc.	20,954	3,033,301
Berkshire Hathaway, Inc., Class B (A)	22,778	11,449,362
Corpay, Inc. (A)	9,973	3,001,175
Fidelity National Information Services, Inc.	41,401	2,751,510
Mastercard, Inc., Class A	22,599	12,901,317
Toast, Inc., Class A (A)	29,001	1,029,825
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	25,843	$ 9,063,399
WEX, Inc. (A)	1,958	291,703
		43,521,592
Food Products - 0.4%
Mondelez International, Inc., Class A	92,528	4,980,782
Ground Transportation - 0.2%
Union Pacific Corp.	9,680	2,239,178
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (A)	18,285	1,743,475
Dexcom, Inc. (A)	5,410	359,062
Edwards Lifesciences Corp. (A)	43,769	3,731,307
Medline, Inc., Class A (A)	12,175	511,350
Medtronic PLC	61,985	5,954,279
Stryker Corp.	16,437	5,777,112
		18,076,585
Health Care Providers & Services - 1.0%
Cigna Group	10,354	2,849,731
HCA Healthcare, Inc.	2,292	1,070,043
Humana, Inc.	8,689	2,225,514
McKesson Corp.	1,864	1,529,020
UnitedHealth Group, Inc.	15,835	5,227,292
		12,901,600
Health Care REITs - 0.5%
Ventas, Inc.	51,367	3,974,779
Welltower, Inc.	14,556	2,701,739
		6,676,518
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	355	1,901,142
Carnival Corp. (A)	82,155	2,509,014
Chipotle Mexican Grill, Inc. (A)	92,587	3,425,719
DoorDash, Inc., Class A (A)	4,821	1,091,860
Expedia Group, Inc.	8,108	2,297,078
Hilton Worldwide Holdings, Inc.	16,108	4,627,023
McDonald's Corp.	19,519	5,965,592
Yum! Brands, Inc.	25,251	3,819,971
		25,637,399
Household Durables - 0.1%
Lennar Corp., Class A	6,995	719,086
Household Products - 0.1%
Church & Dwight Co., Inc.	11,853	993,874
Independent Power & Renewable Electricity Producers - 0.0% *
Vistra Corp.	2,803	452,208
Industrial Conglomerates - 0.5%
3M Co.	43,278	6,928,808
Insurance - 1.0%
Aon PLC, Class A	8,090	2,854,799
Arch Capital Group Ltd. (A)	14,248	1,366,668
Arthur J Gallagher & Co.	19,787	5,120,678
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	5,156	$ 1,609,291
Progressive Corp.	9,157	2,085,232
		13,036,668
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A	82,851	25,932,363
Alphabet, Inc., Class C	54,406	17,072,603
Meta Platforms, Inc., Class A	35,027	23,120,972
		66,125,938
IT Services - 0.3%
Cognizant Technology Solutions Corp., Class A	56,295	4,672,485
Life Sciences Tools & Services - 0.4%
Danaher Corp.	21,388	4,896,141
Machinery - 0.5%
Deere & Co.	9,232	4,298,142
Ingersoll Rand, Inc.	15,574	1,233,773
Otis Worldwide Corp.	21,003	1,834,612
		7,366,527
Media - 0.3%
Charter Communications, Inc., Class A (A)	4,811	1,004,296
Comcast Corp., Class A	85,445	2,553,951
Omnicom Group, Inc.	11,876	958,987
		4,517,234
Multi-Utilities - 0.2%
Sempra	36,972	3,264,258
Oil, Gas & Consumable Fuels - 1.5%
Diamondback Energy, Inc.	12,567	1,889,197
EOG Resources, Inc.	45,840	4,813,658
EQT Corp.	24,546	1,315,666
Exxon Mobil Corp.	103,994	12,514,638
		20,533,159
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	19,761	1,371,413
United Airlines Holdings, Inc. (A)	5,751	643,077
		2,014,490
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	84,178	4,540,561
Eli Lilly & Co.	9,220	9,908,550
Johnson & Johnson	46,628	9,649,665
Merck & Co., Inc.	8,333	877,131
		24,975,907
Professional Services - 0.2%
Leidos Holdings, Inc.	17,869	3,223,568
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	17,886	1,084,070
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. (A)	10,814	2,315,926
Analog Devices, Inc.	25,316	6,865,699
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	64,376	$ 22,280,534
Lam Research Corp.	17,507	2,996,848
Micron Technology, Inc.	19,046	5,435,919
NVIDIA Corp.	362,529	67,611,659
NXP Semiconductors NV	21,690	4,708,031
Texas Instruments, Inc.	26,638	4,621,427
		116,836,043
Software - 6.5%
AppLovin Corp., Class A (A)	2,282	1,537,657
Cadence Design Systems, Inc. (A)	6,883	2,151,488
Intuit, Inc.	7,196	4,766,774
Microsoft Corp.	113,889	55,078,998
Oracle Corp.	35,990	7,014,811
Palantir Technologies, Inc., Class A (A)	23,712	4,214,808
Roper Technologies, Inc.	3,735	1,662,561
Salesforce, Inc.	12,849	3,403,829
ServiceNow, Inc. (A)	49,695	7,612,777
		87,443,703
Specialized REITs - 0.5%
American Tower Corp.	8,378	1,470,926
Equinix, Inc.	3,287	2,518,368
SBA Communications Corp.	11,424	2,209,744
		6,199,038
Specialty Retail - 1.2%
AutoZone, Inc. (A)	578	1,960,287
Burlington Stores, Inc. (A)	8,824	2,548,812
Lowe's Cos., Inc.	30,198	7,282,550
Ross Stores, Inc.	21,365	3,848,691
		15,640,340
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	212,636	57,807,223
Seagate Technology Holdings PLC	13,299	3,662,412
Western Digital Corp.	12,020	2,070,685
		63,540,320
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	37,268	2,374,344
Tobacco - 0.4%
Altria Group, Inc.	23,812	1,373,000
Philip Morris International, Inc.	25,502	4,090,521
		5,463,521
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	895	724,341
Total Common Stocks (Cost $514,114,984)		813,415,870

	Principal	Value
CORPORATE DEBT SECURITIES - 13.9%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,401,000	1,142,996
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
5.81%, 05/01/2050	$ 742,000	$ 729,827
6.53%, 05/01/2034	252,000	278,802
6.86%, 05/01/2054	430,000	482,950
General Electric Co.
4.13%, 10/09/2042	477,000	403,459
4.30%, 07/29/2030	655,000	660,566
4.50%, 03/11/2044	646,000	581,177
5.88%, 01/14/2038	126,000	136,525
HEICO Corp.
5.35%, 08/01/2033	1,072,000	1,110,464
		5,526,766
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	532,000	497,118
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	600,000	586,761
		1,083,879
Automobiles - 0.3%
General Motors Co.
5.35%, 04/15/2028	432,000	442,533
6.25%, 10/02/2043	226,000	229,170
General Motors Financial Co., Inc.
6.15%, 07/15/2035	508,000	535,325
Hyundai Capital America
5.40%, 06/23/2032 (B)	1,368,000	1,418,181
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (B)	812,000	818,641
		3,443,850
Banks - 2.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	800,000	813,379
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	1,525,000	1,587,559
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	2,637,000	2,750,612
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	309,000	322,908
Barclays PLC
Fixed until 02/25/2035, 5.79% (C), 02/25/2036	424,000	443,838
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (B)	1,693,000	1,888,161
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	658,000	678,545
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	399,000	423,732
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (C), 12/10/2031	$ 734,000	$ 731,501
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (C), 03/12/2031	1,138,000	1,155,306
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	1,120,000	1,010,939
Fixed until 10/21/2035, 4.94% (C), 10/21/2036	826,000	819,988
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	1,029,000	1,214,808
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	1,146,000	1,174,306
Fixed until 04/22/2035, 5.57% (C), 04/22/2036	499,000	523,530
Fixed until 07/23/2035, 5.58% (C), 07/23/2036	1,127,000	1,165,824
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	800,000	852,474
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	414,000	436,066
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (C), 07/08/2031	910,000	934,228
Fixed until 01/16/2035, 5.39% (C), 01/16/2036	300,000	304,846
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	397,000	430,711
Morgan Stanley
Fixed until 10/22/2035, 4.89% (C), 10/22/2036	488,000	483,680
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	683,000	703,081
Fixed until 01/18/2034, 5.47% (C), 01/18/2035	499,000	518,698
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	2,124,000	2,212,838
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (C), 03/01/2035	1,455,000	1,538,462
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (C), 07/21/2036	559,000	574,923
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	772,000	828,805
State Street Corp.
Fixed until 10/23/2035, 4.78% (C), 10/23/2036	442,000	439,700
UBS Group AG
Fixed until 09/23/2030, 4.40% (C), 09/23/2031 (B)	708,000	704,556
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	$ 913,000	$ 945,430
Fixed until 04/23/2035, 5.61% (C), 04/23/2036	1,051,000	1,101,565
		29,714,999
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	849,000	730,392
Constellation Brands, Inc.
4.95%, 11/01/2035	649,000	641,808
		1,372,200
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	488,000	357,166
5.60%, 03/02/2043	468,000	470,599
CSL Finance PLC
4.63%, 04/27/2042 (B)	488,000	440,674
Gilead Sciences, Inc.
5.10%, 06/15/2035	827,000	847,513
Royalty Pharma PLC
2.20%, 09/02/2030	649,000	588,317
5.20%, 09/25/2035	532,000	534,690
		3,238,959
Building Products - 0.2%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	277,000	243,196
5.40%, 04/07/2035	562,000	579,559
Carlisle Cos., Inc.
5.25%, 09/15/2035	351,000	358,250
Owens Corning
4.30%, 07/15/2047	817,000	664,834
Vulcan Materials Co.
5.35%, 12/01/2034	647,000	670,593
		2,516,432
Chemicals - 0.2%
LYB International Finance III LLC
5.13%, 01/15/2031	183,000	183,679
Mosaic Co.
4.60%, 11/15/2030	530,000	531,047
Nutrien Ltd.
4.90%, 03/27/2028	603,000	613,896
OCP SA
6.75%, 05/02/2034 (B)	565,000	608,595
Westlake Corp.
5.55%, 11/15/2035	633,000	632,858
		2,570,075
Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (B)	544,000	530,572
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	801,000	826,443
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	$ 1,521,000	$ 1,554,484
Herc Holdings, Inc.
7.00%, 06/15/2030 (B)	506,000	532,529
Quanta Services, Inc.
2.90%, 10/01/2030	616,000	576,554
5.25%, 08/09/2034	286,000	293,237
Veralto Corp.
5.45%, 09/18/2033	693,000	723,263
		5,037,082
Communications Equipment - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	217,097
NTT Finance Corp.
4.62%, 07/16/2028 (B)	626,000	634,326
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	793,530
3.88%, 04/15/2030	550,000	540,856
4.95%, 11/15/2035	969,000	963,381
Verizon Communications, Inc.
2.99%, 10/30/2056	1,334,000	793,645
4.75%, 01/15/2033	481,000	480,623
		4,423,458
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	613,000	635,375
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	949,000	831,018
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,156,000	1,107,734
		1,938,752
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033	443,000	474,402
Diversified REITs - 0.5%
American Tower Trust #1
3.65%, 03/15/2048 (B)	716,000	708,887
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	996,000	999,607
Safehold GL Holdings LLC
6.10%, 04/01/2034	842,000	892,320
SBA Tower Trust
1.63%, 05/15/2051 (B)	848,000	829,676
1.88%, 07/15/2050 (B)	830,000	829,076
VICI Properties LP
4.95%, 02/15/2030	1,201,000	1,215,416
Weyerhaeuser Co.
4.00%, 04/15/2030	890,000	877,784
WP Carey, Inc.
5.38%, 06/30/2034	663,000	684,257
		7,037,023
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.7%
Black Hills Corp.
4.55%, 01/31/2031	$ 420,000	$ 420,084
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	1,007,808	1,032,817
CMS Energy Corp.
4.88%, 03/01/2044	145,000	129,543
DTE Electric Co.
4.30%, 07/01/2044	1,391,000	1,184,533
Duke Energy Corp.
3.75%, 09/01/2046	1,430,000	1,084,424
4.95%, 09/15/2035	1,288,000	1,277,193
Duke Energy Progress LLC
3.60%, 09/15/2047	989,000	735,808
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	181,000	184,584
Pacific Gas & Electric Co.
2.50%, 02/01/2031	802,000	721,768
Southern Power Co.
4.25%, 10/01/2030	404,000	402,920
4.90%, 10/01/2035	545,000	539,127
Vistra Operations Co. LLC
5.25%, 10/15/2035 (B)	794,000	791,452
6.88%, 04/15/2032 (B)	596,000	627,838
		9,132,091
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	423,000	441,259
Hubbell, Inc.
4.80%, 11/15/2035	970,000	963,730
Keysight Technologies, Inc.
4.95%, 10/15/2034	343,000	345,473
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	697,000	680,760
Tyco Electronics Group SA
5.00%, 05/09/2035	1,053,000	1,065,848
		3,497,070
Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,079,000	1,079,096
4.95%, 09/10/2034	600,000	598,826
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	247,000	253,271
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	798,000	832,475
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (B)	1,226,000	1,271,924
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036	404,000	401,047
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (C), 09/11/2036	1,232,000	1,225,786
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp. (continued)
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	$ 1,298,000	$ 1,366,153
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	270,000	281,848
Citadel Finance LLC
5.90%, 02/10/2030 (B)	1,051,000	1,072,956
LPL Holdings, Inc.
5.70%, 05/20/2027	419,000	427,028
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	688,000	711,171
UWM Holdings LLC
6.25%, 03/15/2031 (B)	726,000	724,843
		10,246,424
Food Products - 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (B)	62,000	62,654
6.25%, 03/15/2033 (B)	136,000	139,806
BAT Capital Corp.
4.63%, 03/22/2033	757,000	752,681
5.63%, 08/15/2035	1,301,000	1,355,159
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,238,000	1,257,564
Cargill, Inc.
5.13%, 02/11/2035 (B)	770,000	791,293
Imperial Brands Finance PLC
5.63%, 07/01/2035 (B)	1,075,000	1,103,550
J.M. Smucker Co.
6.50%, 11/15/2043	411,000	441,046
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (B)	1,362,000	1,384,007
Kroger Co.
5.00%, 09/15/2034	515,000	517,845
Philip Morris International, Inc.
4.63%, 10/29/2035	1,219,000	1,192,525
Pilgrim's Pride Corp.
6.88%, 05/15/2034	643,000	713,112
Sysco Corp.
5.40%, 03/23/2035	539,000	558,288
		10,269,530
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (B)	262,000	264,517
Baxter International, Inc.
5.65%, 12/15/2035	629,000	636,559
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	616,000	629,648
4.95%, 12/15/2035	322,000	321,288
		1,852,012
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	722,000	664,409
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Group
2.40%, 03/15/2030	$ 537,000	$ 498,385
5.25%, 01/15/2036	899,000	915,187
Elevance Health, Inc.
5.70%, 09/15/2055	606,000	593,694
HCA, Inc.
4.90%, 11/15/2035	1,014,000	1,000,135
6.00%, 04/01/2054	679,000	675,028
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	312,000	300,254
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	509,000	484,629
4.80%, 10/01/2034	911,000	902,932
UnitedHealth Group, Inc.
5.15%, 07/15/2034	662,000	678,053
		6,712,706
Health Care REITs - 0.1%
Healthpeak OP LLC
4.75%, 01/15/2033	1,289,000	1,281,978
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.
5.75%, 08/01/2032 (B)	435,000	446,432
6.13%, 02/15/2033 (B)	639,000	659,825
Hyatt Hotels Corp.
5.40%, 12/15/2035	600,000	601,239
MGM Resorts International
6.13%, 09/15/2029	891,000	915,654
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	844,000	847,534
		3,470,684
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	335,000	334,593
Insurance - 0.8%
Allstate Corp.
5.05%, 06/24/2029	1,307,000	1,350,016
5.25%, 03/30/2033	523,000	544,388
American International Group, Inc.
5.45%, 05/07/2035	400,000	416,685
Brown & Brown, Inc.
5.25%, 06/23/2032	284,000	290,427
5.55%, 06/23/2035	1,094,000	1,121,739
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	2,287,000	2,302,715
Corebridge Financial, Inc.
5.75%, 01/15/2034	599,000	626,249
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	378,000	393,719
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	800,000	835,334
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	$ 953,000	$ 886,421
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	204,000	213,066
RGA Global Funding
5.05%, 12/06/2031 (B)	1,258,000	1,283,398
		10,264,157
Internet & Catalog Retail - 0.2%
AppLovin Corp.
5.50%, 12/01/2034	777,000	798,330
Expedia Group, Inc.
5.40%, 02/15/2035	1,051,000	1,078,022
Meta Platforms, Inc.
4.20%, 11/15/2030	1,055,000	1,057,230
Uber Technologies, Inc.
4.80%, 09/15/2034	386,000	385,888
		3,319,470
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	212,069
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	998,000	984,698
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,013,000	1,004,100
		2,200,867
Machinery - 0.2%
Eaton Capital ULC
4.45%, 05/09/2030	446,000	450,671
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,134,000	1,074,005
Ingersoll Rand, Inc.
5.45%, 06/15/2034	626,000	651,339
		2,176,015
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	693,000	520,582
Comcast Corp.
2.94%, 11/01/2056	413,000	232,054
NBCUniversal Media LLC
4.45%, 01/15/2043	614,000	521,954
		1,274,590
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	845,000	849,827
ArcelorMittal SA
6.55%, 11/29/2027	1,008,000	1,049,501
Glencore Funding LLC
2.63%, 09/23/2031 (B)	811,000	731,106
		2,630,434
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	$ 400,000	$ 410,561
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035	614,000	631,441
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Partners LP
5.95%, 06/30/2033	1,278,000	1,355,156
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,109,000	1,135,532
Ecopetrol SA
7.75%, 02/01/2032	686,000	705,956
Enbridge, Inc.
4.90%, 06/20/2030	702,000	717,658
5.63%, 04/05/2034	926,000	966,674
Energy Transfer LP
5.15%, 02/01/2043	562,000	505,808
5.55%, 02/15/2028	429,000	440,419
5.95%, 10/01/2043	473,000	463,151
EQT Corp.
6.38%, 04/01/2029	325,000	336,304
Equinor ASA
4.75%, 11/14/2035	1,491,000	1,483,300
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	517,000	540,171
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (B)	465,000	476,585
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	530,000	547,331
Occidental Petroleum Corp.
5.20%, 08/01/2029	426,000	436,646
ONEOK, Inc.
6.10%, 11/15/2032	998,000	1,067,947
Ovintiv, Inc.
6.50%, 08/15/2034	844,000	906,599
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	666,496
6.84%, 01/23/2030	596,000	605,239
7.69%, 01/23/2050	166,000	148,769
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (B)	1,024,000	1,044,358
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	651,000	651,640
Shell Finance U.S., Inc.
3.75%, 09/12/2046	168,000	130,889
Sunoco LP
5.63%, 03/15/2031 (B)	172,000	173,260
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (B)	735,000	739,999
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	1,288,000	1,410,300
Western Midstream Operating LP
6.15%, 04/01/2033	668,000	707,322
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 82,000	$ 78,609
		18,442,118
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	554,000	569,263
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	337,858	330,325
Southwest Airlines Co.
4.38%, 11/15/2028	1,087,000	1,089,274
United Airlines Pass-Through Trust
3.75%, 03/03/2028	517,010	516,437
		1,936,036
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (B)	802,000	814,163
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	327,000	321,591
CVS Health Corp.
5.45%, 09/15/2035	1,015,000	1,038,964
6.00%, 06/01/2044	744,000	747,656
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	1,078,000	1,130,874
Merck & Co., Inc.
5.00%, 05/17/2053	329,000	302,171
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	592,000	569,679
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	964,000	981,861
Viatris, Inc.
2.30%, 06/22/2027	354,000	343,863
		6,250,822
Residential REITs - 0.0% *
American Homes 4 Rent LP
5.50%, 02/01/2034	684,000	706,294
Retail REITs - 0.1%
NNN REIT, Inc.
4.60%, 02/15/2031	1,289,000	1,297,908
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	859,000	739,759
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	957,000	982,787
5.90%, 01/25/2033 (B)	1,023,000	1,070,413
Intel Corp.
4.80%, 10/01/2041	786,000	697,116
Kioxia Holdings Corp.
6.25%, 07/24/2030 (B)	1,520,000	1,563,830
Microchip Technology, Inc.
5.05%, 03/15/2029	810,000	825,843
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.
5.30%, 01/15/2031	$ 833,000	$ 862,837
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	371,761
5.25%, 08/19/2035	892,000	905,180
QUALCOMM, Inc.
3.25%, 05/20/2050	415,000	286,653
		8,306,179
Software - 0.4%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	497,000	496,825
Fair Isaac Corp.
6.00%, 05/15/2033 (B)	335,000	344,094
Fiserv, Inc.
5.45%, 03/02/2028	692,000	708,600
Intuit, Inc.
5.50%, 09/15/2053	321,000	316,162
Oracle Corp.
5.88%, 09/26/2045	670,000	605,093
5.95%, 09/26/2055	258,000	228,592
6.90%, 11/09/2052	787,000	777,654
Roper Technologies, Inc.
4.90%, 10/15/2034	723,000	721,421
Synopsys, Inc.
5.15%, 04/01/2035	509,000	517,320
5.70%, 04/01/2055	365,000	362,076
		5,077,837
Specialized REITs - 0.1%
Extra Space Storage LP
5.40%, 06/15/2035	1,045,000	1,071,278
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (B)	1,094,000	1,099,802
Canadian Pacific Railway Co.
2.45%, 12/02/2031	1,775,000	1,596,899
GXO Logistics, Inc.
2.65%, 07/15/2031	1,253,000	1,127,093
6.50%, 05/06/2034	482,000	520,683
United Parcel Service, Inc.
5.25%, 05/14/2035	509,000	527,518
		4,871,995
Total Corporate Debt Securities (Cost $187,470,045)		187,247,605
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	125,386	127,502
5.50%, 07/01/2037 - 07/01/2053	3,496,723	3,556,203
6.00%, 12/01/2037	11,644	12,293
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	45,389	45,077
4.00%, 06/01/2042	37,990	37,174
4.50%, 06/01/2026 - 08/01/2052	2,308,814	2,263,129
5.00%, 04/01/2039 - 02/01/2054	11,267,596	11,301,236
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.50%, 04/01/2037 - 03/01/2053	$ 2,607,917	$ 2,663,612
6.00%, 08/01/2036 - 06/01/2054	3,268,853	3,377,828
6.50%, 05/01/2040	39,193	41,688
1-Year RFUCC Treasury + 1.52%,
6.39% (C), 02/01/2043	8,258	8,467
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	229,574	3,421
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,306,729
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/2040 - 01/01/2055 (D)	10,279,000	8,589,273
2.50%, 01/01/2041 - 01/01/2055 (D)	26,851,000	22,871,112
3.00%, 01/01/2041 - 01/01/2056 (D)	19,683,000	17,528,725
3.50%, 01/01/2040 - 01/01/2056 (D)	9,853,000	9,226,162
4.00%, 01/01/2056 (D)	10,620,000	10,072,269
4.50%, 01/01/2055 (D)	10,296,000	10,050,360
5.00%, 01/01/2055 (D)	5,593,000	5,577,270
5.50%, 01/01/2055 (D)	11,621,000	11,783,492
6.00%, 01/01/2055 (D)	7,583,000	7,785,674
Total U.S. Government Agency Obligations (Cost $128,345,352)		128,228,696
U.S. GOVERNMENT OBLIGATIONS - 9.4%
U.S. Treasury - 8.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	1,883,000	901,339
1.38%, 11/15/2040	1,272,600	825,997
1.88%, 11/15/2051	766,000	423,395
2.00%, 02/15/2050	2,192,000	1,284,889
2.25%, 05/15/2041 - 02/15/2052	5,571,000	3,637,087
2.38%, 05/15/2051	2,232,000	1,406,596
2.50%, 02/15/2045 - 05/15/2046	6,953,300	4,860,739
2.75%, 08/15/2047 - 11/15/2047	3,370,000	2,404,413
2.88%, 08/15/2045 - 05/15/2049	4,472,900	3,291,697
3.00%, 08/15/2048 - 08/15/2052	6,068,300	4,432,995
3.13%, 05/15/2048	63,000	47,848
3.63%, 02/15/2053 - 05/15/2053	2,491,000	2,016,067
4.00%, 11/15/2052	2,317,000	2,009,183
4.13%, 08/15/2053	1,527,000	1,351,753
4.25%, 02/15/2054 - 08/15/2054	2,199,500	1,988,587
4.50%, 11/15/2054	726,000	684,765
4.63%, 05/15/2044 - 11/15/2055	6,058,000	5,853,216
4.75%, 02/15/2045 - 08/15/2055	5,879,300	5,790,947
5.00%, 05/15/2045	677,000	694,983
5.25%, 02/15/2029	696,000	731,996
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	11,300,000	9,878,340
1.50%, 01/31/2027 - 02/15/2030	4,956,000	4,665,724
1.63%, 05/15/2031	3,136,300	2,809,806
2.25%, 11/15/2027	1,239,200	1,211,705
2.63%, 01/31/2026 - 02/15/2029	3,971,000	3,945,575
2.75%, 02/15/2028 - 08/15/2032	4,861,000	4,647,698
3.13%, 08/31/2027 - 11/15/2028	5,681,000	5,645,446
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.50%, 01/31/2028	$ 3,018,000	$ 3,018,589
3.63%, 05/31/2028 - 09/30/2031	3,451,000	3,436,312
3.75%, 12/31/2028 - 08/31/2031	5,177,000	5,176,100
3.88%, 11/30/2027 - 04/30/2030	4,866,800	4,902,855
4.00%, 01/15/2027 - 11/15/2035	14,351,000	14,445,734
4.13%, 09/30/2027 - 02/29/2032	3,215,000	3,262,589
4.25%, 11/30/2026	1,420,000	1,428,699
4.50%, 05/31/2029	1,257,000	1,293,139
		114,406,803
U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,553,121	1,989,946
2.50%, 01/15/2029	6,250,876	6,451,338
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,213,362	3,976,074
		12,417,358
Total U.S. Government Obligations (Cost $133,694,230)		126,824,161
MORTGAGE-BACKED SECURITIES - 2.7%
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	1,350,000	1,395,248
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	1,900,000	1,956,626
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	586,311	592,051
BX Trust
Series 2025-ARIA, Class A, 5.03% (C), 12/13/2042 (B)	1,142,000	1,152,352
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	1,500,452	1,392,159
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	95,116	93,908
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	580,003	585,523
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (C), 11/25/2070 (B)	593,573	594,722
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	1,676,211	1,431,790
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	1,655,811	1,510,523
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2, 1-Month Term SOFR + 0.41%, 4.15% (C), 12/25/2036	30,723	28,629
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60% (C), 11/13/2042 (B)	$ 1,805,000	$ 1,803,274
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (C), 10/25/2070 (B)	668,728	669,167
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (B)	1,545,000	1,601,840
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (B)	1,300,000	1,250,784
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (B)	32,277	31,958
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	70,148	67,472
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	64,836	63,273
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	253,389	243,331
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	69,867	67,340
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	127,479	124,376
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	133,471	129,991
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	231,952	220,730
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (B)	299,875	288,785
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	336,300	328,549
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	338,313	329,477
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	514,578	499,580
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	374,168	362,549
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	397,272	389,320
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	215,998	211,033
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	841,588	791,562
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	886,368	841,322
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	602,817	603,561
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	703,065	709,067
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	280,538	282,938
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	736,341	746,107
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	991,333	1,002,483
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (B)	$ 1,251,097	$ 1,255,051
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	966,886	975,497
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (C), 11/25/2055 (B)	1,413,039	1,422,035
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	273,295	268,623
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	194,706	192,173
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	65,891	65,492
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	726,541	692,644
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	1,261,202	1,232,107
Series 2020-4, Class A1, 1.75%, 10/25/2060 (B)	1,979,862	1,814,098
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	1,424,750	1,343,071
Series 2022-4, Class A1, 3.75%, 09/25/2062 (B)	439,242	423,286
Series 2023-1, Class A1, 3.75%, 01/25/2063 (B)	1,758,167	1,709,283
Total Mortgage-Backed Securities (Cost $36,759,010)		35,786,760
ASSET-BACKED SECURITIES - 2.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	100,905	101,551
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	159,288	149,479
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (B)	220,000	219,553
Series 2024-1A, Class A, 5.36%, 06/20/2030 (B)	1,230,000	1,268,227
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (B)	2,030,000	2,034,163
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	565,050	576,304
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,375,000	1,392,497
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (B)	2,650,000	2,659,429
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	1,215,000	1,233,183
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	$ 412,531	$ 422,054
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	245,097	250,955
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	303,387	309,946
Series 2024-3A, Class A, 4.98%, 08/27/2040 (B)	549,913	556,279
Series 2025-2A, Class A, 4.54%, 05/25/2044 (B)	1,084,131	1,088,626
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	693,648	706,939
Series 2025-B, Class A, 4.51%, 05/15/2045 (B)	1,867,184	1,869,458
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.35% (C), 10/20/2034 (B)	1,400,000	1,401,397
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	130,545	129,841
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	819,724	762,780
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (B)	112,608	108,877
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	468,322	473,641
Series 2025-2A, Class A, 4.48%, 10/20/2044 (B)	1,605,541	1,607,827
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,415,000	1,424,621
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	1,250,000	1,275,994
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	250,142	249,653
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	259,114	262,814
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	515,474	529,438
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	644,611	667,338
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	334,035	338,055
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	860,462	866,381
Series 2025-2A, Class A, 4.72%, 04/20/2044 (B)	455,405	457,547
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (B)	1,570,000	1,551,719
Total Asset-Backed Securities (Cost $26,792,536)		26,946,566
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036	$ 763,000	$ 795,160
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	1,346,000	1,416,598
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,148,000	1,136,520
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	550,000	539,715
Peru - 0.0% *
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (B)	533,000	550,168
Total Foreign Government Obligations (Cost $4,355,075)		4,438,161
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Georgia - 0.0% *
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	44,000	47,584
Total Municipal Government Obligation (Cost $48,159)		47,584
COMMERCIAL PAPER - 7.2%
Banks - 1.2%
DNB Bank ASA
3.80% (E), 03/11/2026 (B)	3,000,000	2,978,702
3.90% (E), 01/29/2026 (B)	6,375,000	6,356,601
Sheffield Receivables Co. LLC
4.10% (E), 02/19/2026 (B)	1,000,000	994,773
Toronto-Dominion Bank
3.91% (E), 03/19/2026 (B)	5,500,000	5,455,011
		15,785,087
Capital Markets - 0.5%
Ridgefield Funding Co. LLC
3.92% (E), 03/18/2026 (B)	1,300,000	1,289,498
Verto Capital I Compartment
4.06% (E), 03/04/2026 (B)	3,750,000	3,724,472
4.10% (E), 01/30/2026 (B)	1,350,000	1,345,635
		6,359,605
Electrical Equipment - 0.3%
Emerson Electric Co.
3.81% (E), 03/30/2026 (B)	4,825,000	4,781,095
Financial Services - 5.2%
Anglesea Funding LLC
4.02% (E), 02/10/2026 (B)	5,050,000	5,028,411
Bedford Row Funding Corp.
3.97% (E), 01/26/2026 (B)	4,670,000	4,657,391
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Britannia Funding Co. LLC
4.16% (E), 01/08/2026 (B)	$ 2,950,000	$ 2,947,541
Cancara Asset Securitisation LLC
4.04% (E), 02/20/2026	1,500,000	1,492,016
Columbia Funding Co. LLC
4.04% (E), 02/02/2026 (B)	1,250,000	1,245,702
4.11% (E), 03/17/2026 (B)	3,000,000	2,976,153
Concord Minutemen Capital Co. LLC
4.07% (E), 03/11/2026 (B)	5,075,000	5,037,337
Gotham Funding Corp.
4.09% (E), 02/12/2026 (B)	4,700,000	4,678,924
GTA Funding LLC
3.97% (E), 04/01/2026 (B)	1,500,000	1,485,668
4.05% (E), 03/11/2026 (B)	4,000,000	3,970,704
Liberty Street Funding LLC
4.02% (E), 03/02/2026 (B)	5,000,000	4,968,223
LMA-Americas LLC
4.08% (E), 02/05/2026 (B)	5,200,000	5,180,386
Mainbeach Funding LLC
4.08% (E), 03/02/2026 (B)	5,250,000	5,216,282
Mont Blanc Capital Corp.
3.92% (E), 03/16/2026 (B)	3,000,000	2,976,469
Nieuw Amsterdam Receivables Corp. BV
4.06% (E), 02/23/2026 (B)	5,000,000	4,971,950
Ranger Funding Co. LLC
4.14% (E), 03/12/2026 (B)	5,500,000	5,459,175
Versailles Commercial Paper LLC
3.87% (E), 04/06/2026	3,200,000	3,167,471
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Victory Receivables Corp.
3.91% (E), 03/13/2026 (B)	$ 5,000,000	$ 4,962,360
		70,422,163
Total Commercial Paper (Cost $97,337,896)		97,347,950
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bills
3.94% (E), 01/08/2026	2,228,000	2,226,710
3.96% (E), 01/15/2026	10,015,000	10,002,200
Total Short-Term U.S. Government Obligations (Cost $12,226,277)		12,228,910
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.35% (E), dated 12/31/2025, to be repurchased at $12,627,576 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $12,879,324.	12,626,629	12,626,629
Total Repurchase Agreement (Cost $12,626,629)		12,626,629
Total Investments (Cost $1,153,770,193)		1,445,138,892
Net Other Assets (Liabilities) - (7.4)%		(99,939,569)
Net Assets - 100.0%		$ 1,345,199,323
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	17	03/20/2026	$5,856,284	$5,858,625	$2,341	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$813,415,870	$—	$—	$813,415,870
Corporate Debt Securities	—	187,247,605	—	187,247,605
U.S. Government Agency Obligations	—	128,228,696	—	128,228,696
U.S. Government Obligations	—	126,824,161	—	126,824,161
Mortgage-Backed Securities	—	35,786,760	—	35,786,760
Asset-Backed Securities	—	26,946,566	—	26,946,566
Foreign Government Obligations	—	4,438,161	—	4,438,161
Municipal Government Obligation	—	47,584	—	47,584
Commercial Paper	—	97,347,950	—	97,347,950
Short-Term U.S. Government Obligations	—	12,228,910	—	12,228,910
Repurchase Agreement	—	12,626,629	—	12,626,629
Total Investments	$813,415,870	$631,723,022	$—	$1,445,138,892
Other Financial Instruments
Futures Contracts (G)	$2,341	$—	$—	$2,341
Total Other Financial Instruments	$2,341	$—	$—	$2,341
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the total value of 144A securities is $199,381,776, representing 14.8% of the Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after December 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at December 31, 2025.
(F)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $1,141,143,564)	$1,432,512,263
Repurchase agreement, at value (cost $12,626,629)	12,626,629
Cash	504,995
Cash collateral pledged at broker for:
TBA commitments	32,132
Futures contracts	581,000
Receivables and other assets:
Net income from securities lending	1,560
Shares of beneficial interest sold	53
Dividends	563,870
Interest	4,105,830
Total assets	1,450,928,332
Liabilities:
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	103,748,565
Shares of beneficial interest redeemed	826,074
Investment management fees	723,389
Distribution and service fees	227,638
Transfer agent costs	1,381
Trustee and CCO fees	452
Audit and tax fees	39,353
Custody fees	39,664
Legal fees	10,574
Printing and shareholder reports fees	47,026
Other accrued expenses	20,923
Variation margin payable on futures contracts	43,970
Total liabilities	105,729,009
Net assets	$1,345,199,323
Net assets consist of:
Capital stock ($0.01 par value)	$859,939
Additional paid-in capital	914,629,125
Total distributable earnings (accumulated losses)	429,710,259
Net assets	$1,345,199,323
Net assets by class:
Initial Class	$347,671,892
Service Class	997,527,431
Shares outstanding:
Initial Class	21,597,855
Service Class	64,396,073
Net asset value and offering price per share:
Initial Class	$16.10
Service Class	15.49
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$9,931,354
Interest income	24,359,592
Net income from securities lending	6,801
Withholding taxes on foreign income	(14,352)
Total investment income	34,283,395
Expenses:
Investment management fees	8,113,078
Distribution and service fees:
Service Class	2,593,162
Transfer agent costs	15,237
Trustee and CCO fees	70,884
Audit and tax fees	50,836
Custody fees	162,099
Legal fees	126,703
Printing and shareholder reports fees	162,657
Other	105,481
Total expenses	11,400,137
Net investment income (loss)	22,883,258
Net realized gain (loss) on:
Investments	120,941,203
Futures contracts	679,753
Net realized gain (loss)	121,620,956
Net change in unrealized appreciation (depreciation) on:
Investments	20,140,646
Futures contracts	228,297
Net change in unrealized appreciation (depreciation)	20,368,943
Net realized and change in unrealized gain (loss)	141,989,899
Net increase (decrease) in net assets resulting from operations	$164,873,157
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$22,883,258	$26,206,326
Net realized gain (loss)	121,620,956	173,475,321
Net change in unrealized appreciation (depreciation)	20,368,943	9,075,432
Net increase (decrease) in net assets resulting from operations	164,873,157	208,757,079
Dividends and/or distributions to shareholders:
Initial Class	(49,556,815)	(20,800,148)
Service Class	(150,799,954)	(69,514,296)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(200,356,769)	(90,314,444)
Capital share transactions:
Proceeds from shares sold:
Initial Class	10,367,423	5,350,372
Service Class	4,709,103	9,995,053
	15,076,526	15,345,425
Dividends and/or distributions reinvested:
Initial Class	49,556,815	20,800,148
Service Class	150,799,954	69,514,296
	200,356,769	90,314,444
Cost of shares redeemed:
Initial Class	(43,312,248)	(39,042,905)
Service Class	(228,937,692)	(272,264,919)
	(272,249,940)	(311,307,824)
Net increase (decrease) in net assets resulting from capital share transactions	(56,816,645)	(205,647,955)
Net increase (decrease) in net assets	(92,300,257)	(87,205,320)
Net assets:
Beginning of year	1,437,499,580	1,524,704,900
End of year	$1,345,199,323	$1,437,499,580
Capital share transactions - shares:
Shares issued:
Initial Class	618,483	326,538
Service Class	293,580	630,939
	912,063	957,477
Shares reinvested:
Initial Class	3,195,152	1,276,866
Service Class	10,093,705	4,408,009
	13,288,857	5,684,875
Shares redeemed:
Initial Class	(2,627,874)	(2,376,607)
Service Class	(14,399,165)	(17,105,365)
	(17,027,039)	(19,481,972)
Net increase (decrease) in shares outstanding:
Initial Class	1,185,761	(773,203)
Service Class	(4,011,880)	(12,066,417)
	(2,826,119)	(12,839,620)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$16.60	$15.37	$13.60	$18.68	$17.04
Investment operations:
Net investment income (loss)(A)	0.31	0.32	0.28	0.22	0.17
Net realized and unrealized gain (loss)	1.76	1.96	2.23	(3.14)	2.68
Total investment operations	2.07	2.28	2.51	(2.92)	2.85
Dividends and/or distributions to shareholders:
Net investment income	(0.37)	(0.33)	(0.24)	(0.20)	(0.21)
Net realized gains	(2.20)	(0.72)	(0.50)	(1.96)	(1.00)
Total dividends and/or distributions to shareholders	(2.57)	(1.05)	(0.74)	(2.16)	(1.21)
Net asset value, end of year	$16.10	$16.60	$15.37	$13.60	$18.68
Total return(B)	13.06%	14.94%	18.73%	(16.28)%	17.04%
Ratio and supplemental data:
Net assets end of year (000’s)	$347,672	$338,916	$325,714	$292,382	$381,588
Expenses to average net assets	0.64%	0.63%	0.64%	0.62%	0.61%
Net investment income (loss) to average net assets	1.85%	1.93%	1.92%	1.43%	0.97%
Portfolio turnover rate(C)	44%	42%	35%	33%	35%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 139%, 138%, 135%, 128% and
119%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021,
respectively.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$16.06	$14.90	$13.20	$18.19	$16.62
Investment operations:
Net investment income (loss)(A)	0.25	0.27	0.23	0.18	0.13
Net realized and unrealized gain (loss)	1.70	1.90	2.17	(3.06)	2.61
Total investment operations	1.95	2.17	2.40	(2.88)	2.74
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.29)	(0.20)	(0.15)	(0.17)
Net realized gains	(2.20)	(0.72)	(0.50)	(1.96)	(1.00)
Total dividends and/or distributions to shareholders	(2.52)	(1.01)	(0.70)	(2.11)	(1.17)
Net asset value, end of year	$15.49	$16.06	$14.90	$13.20	$18.19
Total return(B)	12.73%	14.64%	18.44%	(16.49)%	16.79%
Ratio and supplemental data:
Net assets end of year (000’s)	$997,527	$1,098,584	$1,198,991	$1,186,551	$1,619,087
Expenses to average net assets	0.89%	0.88%	0.89%	0.87%	0.86%
Net investment income (loss) to average net assets	1.60%	1.68%	1.66%	1.18%	0.72%
Portfolio turnover rate(C)	44%	42%	35%	33%	35%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 139%, 138%, 135%, 128% and
119%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021,
respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended December 31, 2025, commissions recaptured are $6,108.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. SECURITIES AND OTHER INVESTMENTS (continued)
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at December 31, 2025, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at December 31, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$2,341	$—	$—	$2,341
Total	$—	$—	$2,341	$—	$—	$2,341

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$679,753	$—	$—	$679,753
Total	$—	$—	$679,753	$—	$—	$679,753

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$228,297	$—	$—	$228,297
Total	$—	$—	$228,297	$—	$—	$228,297
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$8,090,751
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to an allocated portion of the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2025
Initial Class	0.68%	May 1, 2026
Service Class	0.93	May 1, 2026
Prior to May 1, 2025
Initial Class	0.75
Service Class	1.00
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$401,970,191	$154,232,797	$579,755,314	$194,049,445
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark-to-market, premium amortization accruals, futures straddle loss deferrals and interest written off. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,160,323,652	$311,003,143	$(26,187,903)	$284,815,240
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$40,173,861	$—	$160,182,908	$—	$26,357,487	$—	$63,956,957	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$32,001,297	$—	$112,894,970	$—	$—	$(1,248)	$284,815,240
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Multi-Managed Balanced VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Multi-Managed Balanced VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $160,182,908 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica PineBridge Inflation Opportunities VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 52.2%
U.S. Treasury Inflation-Protected Securities - 52.2%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,420,100	$ 1,293,048
0.63%, 02/15/2043	2,832,200	2,106,769
0.75%, 02/15/2042 - 02/15/2045	3,514,775	2,632,638
1.38%, 02/15/2044	1,396,980	1,169,210
1.50%, 02/15/2053	4,162,102	3,244,014
2.13%, 02/15/2040	451,899	447,186
2.38%, 01/15/2027	1,937,340	1,952,766
3.63%, 04/15/2028	1,207,782	1,267,017
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2030 - 01/15/2032	5,497,880	5,112,232
0.25%, 07/15/2029	1,400,102	1,348,842
0.38%, 01/15/2027 - 07/15/2027	3,352,690	3,312,149
0.50%, 01/15/2028	1,319,920	1,296,601
0.63%, 01/15/2026 - 07/15/2032	4,296,435	4,152,872
0.75%, 07/15/2028	2,594,080	2,562,995
0.88%, 01/15/2029	1,160,469	1,142,412
1.13%, 01/15/2033	1,093,000	1,048,690
1.25%, 04/15/2028	650,179	647,521
1.38%, 07/15/2033	2,412,022	2,350,907
1.75%, 01/15/2034	317,751	315,929
1.88%, 07/15/2034 - 07/15/2035	5,532,066	5,533,716
2.38%, 10/15/2028	2,338,512	2,408,092
Total U.S. Government Obligations (Cost $48,543,146)		45,345,606
FOREIGN GOVERNMENT OBLIGATIONS - 31.6%
Australia - 5.0%
Australia Government Bonds
2.50%, 09/20/2030 (A)	AUD 4,250,000	4,361,197
Germany - 1.3%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.50%, 04/15/2030 (A)	EUR 976,200	1,133,670
Italy - 4.2%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (A)	2,394,840	2,546,343
1.30%, 05/15/2028 (A)	951,944	1,128,779
		3,675,122
Japan - 10.1%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2029	JPY 1,364,232,000	8,801,932
Mexico - 0.5%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 254,000	203,962
5.38%, 03/22/2033	225,000	222,975
		426,937
Spain - 5.1%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (A)	EUR 3,730,357	4,401,399
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 5.4%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2026 - 03/22/2029 (A)	GBP 3,506,279	$ 4,639,047
Total Foreign Government Obligations (Cost $27,972,887)		27,439,304
CORPORATE DEBT SECURITIES - 15.0%
Automobiles - 0.5%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	$ 200,000	204,864
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (B)	211,000	219,337
		424,201
Banks - 6.8%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.38% (C), 01/15/2026 (D)	432,000	339,735
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	153,000	151,076
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	1,000,000	1,024,222
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	401,000	417,841
Barclays PLC
Fixed until 09/10/2029, 4.94% (C), 09/10/2030	200,000	203,963
BNP Paribas SA
Fixed until 05/09/2030, 5.09% (C), 05/09/2031 (B)	246,000	251,122
Citigroup, Inc.
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	151,000	152,411
Fixed until 09/19/2034, 5.41% (C), 09/19/2039	117,000	117,739
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (C), 05/28/2032	222,000	203,807
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	339,000	323,519
Fixed until 12/10/2030, 4.47% (C), 12/10/2031	150,000	149,489
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	140,000	142,875
Goldman Sachs Group, Inc.
Fixed until 04/25/2034, 5.85% (C), 04/25/2035	200,000	212,632
HSBC Holdings PLC
Fixed until 09/10/2035, 5.74% (C), 09/10/2036 (E)	335,000	344,845
KeyBank NA
3.40%, 05/20/2026	250,000	249,432
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	77,000	67,707
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	560,000	566,775
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	$ 277,000	$ 254,683
Fixed until 08/15/2029, 4.96% (C), 08/15/2030	300,000	306,171
Wells Fargo & Co.
Fixed until 09/15/2028, 4.08% (C), 09/15/2029	188,000	187,849
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (C), 11/19/2035	252,000	267,626
		5,935,519
Chemicals - 0.8%
CF Industries, Inc.
5.30%, 11/26/2035	117,000	116,594
Dow Chemical Co.
4.80%, 01/15/2031	148,000	147,161
5.60%, 02/15/2054 (E)	36,000	31,284
Eastman Chemical Co.
5.75%, 03/08/2033	128,000	134,132
Mosaic Co.
4.60%, 11/15/2030	136,000	136,269
PPG Industries, Inc.
4.38%, 03/15/2031	98,000	97,883
		663,323
Commercial Services & Supplies - 0.2%
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	223,000	200,915
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	79,000	82,305
Containers & Packaging - 0.7%
AptarGroup, Inc.
4.75%, 03/30/2031	139,000	139,981
Packaging Corp. of America
5.70%, 12/01/2033	200,000	210,982
Smurfit Westrock Financing DAC
5.19%, 01/15/2036	217,000	218,542
		569,505
Insurance - 0.6%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.24% (C), 02/12/2067 (B)	583,000	551,649
Machinery - 0.2%
Weir Group, Inc.
5.35%, 05/06/2030 (B)	210,000	215,801
Metals & Mining - 1.2%
ArcelorMittal SA
6.35%, 06/17/2054 (E)	98,000	103,256
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (B)	215,000	229,405
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	$ 61,000	$ 61,712
Rio Tinto Finance USA PLC
5.75%, 03/14/2055	152,000	154,989
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	373,000	361,456
Steel Dynamics, Inc.
5.38%, 08/15/2034	150,000	155,397
		1,066,215
Oil, Gas & Consumable Fuels - 3.2%
APA Corp.
4.25%, 01/15/2030	520,000	510,419
6.10%, 02/15/2035	291,000	299,132
Cheniere Energy Partners LP
5.55%, 10/30/2035 (B)	87,000	88,947
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (C), 07/15/2077	324,000	321,046
Enterprise Products Operating LLC
3.70%, 01/31/2051	203,000	148,861
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	154,000	153,736
ONEOK, Inc.
4.95%, 10/15/2032	372,000	373,686
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 01/15/2031	148,000	148,835
6.65%, 01/15/2037	280,000	304,211
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (B)	181,000	182,231
Woodside Finance Ltd.
5.40%, 05/19/2030	279,000	286,488
		2,817,592
Passenger Airlines - 0.4%
Southwest Airlines Co.
5.25%, 11/15/2035	345,000	337,394
Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	211,000	216,686
Total Corporate Debt Securities (Cost $13,115,886)		13,081,105

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional U.S. Government Money Market Fund, 3.74% (F)	140,650	140,650
Total Short-Term Investment Company (Cost $140,650)		140,650
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (F)	491,110	$ 491,110
Total Other Investment Company (Cost $491,110)		491,110
Total Investments (Cost $90,263,679)		86,497,775
Net Other Assets (Liabilities) - 0.5%		440,597
Net Assets - 100.0%		$ 86,938,372
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	01/22/2026	USD	9,422,233	JPY	1,374,000,000	$632,736	$—
MSCS	01/22/2026	USD	4,310,660	AUD	6,520,000	—	(41,044)
MSCS	01/22/2026	USD	8,264,586	EUR	7,000,000	29,355	—
MSCS	01/22/2026	USD	988,393	EUR	850,000	—	(11,599)
MSCS	01/22/2026	USD	9,145,970	GBP	6,800,000	—	(19,836)
MSCS	01/22/2026	GBP	3,400,000	USD	4,476,073	106,830	—
Total						$768,921	$(72,479)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$45,345,606	$—	$45,345,606
Foreign Government Obligations	—	27,439,304	—	27,439,304
Corporate Debt Securities	—	13,081,105	—	13,081,105
Short-Term Investment Company	140,650	—	—	140,650
Other Investment Company	491,110	—	—	491,110
Total Investments	$631,760	$85,866,015	$—	$86,497,775
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$768,921	$—	$768,921
Total Other Financial Instruments	$—	$768,921	$—	$768,921
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(72,479)	$—	$(72,479)
Total Other Financial Instruments	$—	$(72,479)	$—	$(72,479)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2025, the total value of the Regulation S securities is $18,210,435, representing 20.9% of the Portfolio's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the total value of 144A securities is $2,517,549, representing 2.9% of the
Portfolio's net assets.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Floating or variable rate security. The rate disclosed is as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $481,371, collateralized by cash collateral of $491,110. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at December 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSCS	Morgan Stanley Capital Services Inc.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $90,263,679) (including securities loaned of $481,371)	$86,497,775
Foreign currency, at value (cost $258)	261
Receivables and other assets:
Net income from securities lending	201
Shares of beneficial interest sold	34,647
Interest	395,454
Unrealized appreciation on forward foreign currency contracts	768,921
Total assets	87,697,259
Liabilities:
Cash collateral received upon return of:
Securities on loan	491,110
Payables and other liabilities:
Shares of beneficial interest redeemed	76,728
Investment management fees	34,043
Distribution and service fees	19,789
Transfer agent costs	90
Trustee and CCO fees	30
Audit and tax fees	43,142
Custody fees	5,182
Legal fees	746
Printing and shareholder reports fees	9,000
Other accrued expenses	6,548
Unrealized depreciation on forward foreign currency contracts	72,479
Total liabilities	758,887
Net assets	$86,938,372
Net assets consist of:
Capital stock ($0.01 par value)	$87,619
Additional paid-in capital	103,765,154
Total distributable earnings (accumulated losses)	(16,914,401)
Net assets	$86,938,372
Net assets by class:
Initial Class	$12,745
Service Class	86,925,627
Shares outstanding:
Initial Class	1,310
Service Class	8,760,584
Net asset value and offering price per share:
Initial Class	$9.73
Service Class	9.92
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Interest income	$4,032,551
Net income from securities lending	2,316
Total investment income	4,034,867
Expenses:
Investment management fees	403,289
Distribution and service fees:
Service Class	234,362
Transfer agent costs	1,032
Trustee and CCO fees	4,779
Audit and tax fees	44,251
Custody fees	20,040
Legal fees	8,773
Printing and shareholder reports fees	27,965
Other	16,963
Total expenses	761,454
Net investment income (loss)	3,273,413
Net realized gain (loss) on:
Investments	(2,925,643)
Forward foreign currency contracts	(1,083,195)
Foreign currency transactions	(26,725)
Net realized gain (loss)	(4,035,563)
Net change in unrealized appreciation (depreciation) on:
Investments	6,064,748
Forward foreign currency contracts	(301,100)
Translation of assets and liabilities denominated in foreign currencies	632
Net change in unrealized appreciation (depreciation)	5,764,280
Net realized and change in unrealized gain (loss)	1,728,717
Net increase (decrease) in net assets resulting from operations	$5,002,130
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$3,273,413	$2,713,215
Net realized gain (loss)	(4,035,563)	(839,910)
Net change in unrealized appreciation (depreciation)	5,764,280	88,324
Net increase (decrease) in net assets resulting from operations	5,002,130	1,961,629
Dividends and/or distributions to shareholders:
Initial Class	(466)	(6,323)
Service Class	(3,055,670)	(3,686,675)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,056,136)	(3,692,998)
Capital share transactions:
Proceeds from shares sold:
Initial Class	—	60,000
Service Class	1,405,495	1,851,888
	1,405,495	1,911,888
Dividends and/or distributions reinvested:
Initial Class	466	6,323
Service Class	3,055,670	3,686,675
	3,056,136	3,692,998
Cost of shares redeemed:
Initial Class	(188,143)	—
Service Class	(20,319,847)	(27,376,674)
	(20,507,990)	(27,376,674)
Net increase (decrease) in net assets resulting from capital share transactions	(16,046,359)	(21,771,788)
Net increase (decrease) in net assets	(14,100,365)	(23,503,157)
Net assets:
Beginning of year	101,038,737	124,541,894
End of year	$86,938,372	$101,038,737
Capital share transactions - shares:
Shares issued:
Initial Class	—	6,178
Service Class	141,290	186,855
	141,290	193,033
Shares reinvested:
Initial Class	49	653
Service Class	310,220	373,902
	310,269	374,555
Shares redeemed:
Initial Class	(19,317)	—
Service Class	(2,045,464)	(2,770,478)
	(2,064,781)	(2,770,478)
Net increase (decrease) in shares outstanding:
Initial Class	(19,268)	6,831
Service Class	(1,593,954)	(2,209,721)
	(1,613,222)	(2,202,890)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.57	$9.74	$9.80	$11.37	$11.08
Investment operations:
Net investment income (loss)(A)	0.24	0.27	0.29	0.62	0.45
Net realized and unrealized gain (loss)	0.29	(0.06)	0.24	(1.76)	0.00 (B)
Total investment operations	0.53	0.21	0.53	(1.14)	0.45
Dividends and/or distributions to shareholders:
Net investment income	(0.37)	(0.38)	(0.59)	(0.43)	(0.16)
Net asset value, end of year	$9.73	$9.57	$9.74	$9.80	$11.37
Total return(C)	5.56%	2.07%	5.67%	(10.21)%	4.08%
Ratio and supplemental data:
Net assets end of year (000’s)	$13	$197	$134	$98	$184
Expenses to average net assets(D)	0.56%	0.53%	0.59%	0.56%	0.57%
Net investment income (loss) to average net assets	2.42%	2.73%	2.97%	5.84%	4.01%
Portfolio turnover rate	20%	34%	22%	43%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.74	$9.90	$9.94	$11.54	$11.24
Investment operations:
Net investment income (loss)(A)	0.35	0.24	0.27	0.59	0.39
Net realized and unrealized gain (loss)	0.17	(0.06)	0.25	(1.79)	0.04
Total investment operations	0.52	0.18	0.52	(1.20)	0.43
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.34)	(0.56)	(0.40)	(0.13)
Net asset value, end of year	$9.92	$9.74	$9.90	$9.94	$11.54
Total return(B)	5.35%	1.82%	5.44%	(10.55)%	3.86%
Ratio and supplemental data:
Net assets end of year (000’s)	$86,925	$100,842	$124,408	$144,585	$168,860
Expenses to average net assets(C)	0.81%	0.78%	0.84%	0.81%	0.82%
Net investment income (loss) to average net assets	3.49%	2.43%	2.75%	5.54%	3.40%
Portfolio turnover rate	20%	34%	22%	43%	32%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at December 31, 2025, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$491,110	$—	$—	$—	$491,110
Total Borrowings	$491,110	$—	$—	$—	$491,110
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at December 31, 2025, are listed within the Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	$—	$768,921	$—	$—	$—	$768,921
Total	$—	$768,921	$—	$—	$—	$768,921

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(72,479)	$—	$—	$—	$(72,479)
Total	$—	$(72,479)	$—	$—	$—	$(72,479)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(1,083,195)	$—	$—	$—	$(1,083,195)
Total	$—	$(1,083,195)	$—	$—	$—	$(1,083,195)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(301,100)	$—	$—	$—	$(301,100)
Total	$—	$(301,100)	$—	$—	$—	$(301,100)
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$1,475,733
Average contract amounts sold — in USD	32,466,195
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of December 31, 2025. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
JPMorgan Securities LLC	$632,736	$—	$—	$632,736	$—	$—	$—	$—
Morgan Stanley Capital Services LLC	136,185	(72,479)	—	63,706	72,479	(72,479)	—	—
Total	$768,921	$(72,479)	$—	$696,442	$72,479	$(72,479)	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.430%
Over $100 million up to $500 million	0.380
Over $500 million up to $750 million	0.375
Over $750 million	0.370
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2026
Service Class	0.88	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$13,073,154	$5,067,850	$19,150,272	$17,021,190
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, forward contracts mark-to-market and premium amortization accruals. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$90,524,869	$1,408,006	$(5,435,100)	$(4,027,094)
As of December 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$693,790	$15,425,435
During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$3,056,136	$—	$—	$—	$3,692,998	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$3,231,885	$—	$—	$(16,119,225)	$—	$—	$(4,027,061)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica PineBridge Inflation Opportunities VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
APPROVAL OF SUB-ADVISORY AGREEMENT
In December 2024, MetLife Investment Management, Inc. announced that it had agreed to enter into a transaction with PineBridge Investments, L.P., the parent company of PineBridge Investments, LLC (“PineBridge” or the “Sub-Adviser”), for the acquisition of 100% of the ownership interests in PineBridge (the “Transaction”). The Transaction, upon its closing, constituted an “assignment,” within the meaning of the Investment Company Act of 1940, as amended, of the investment sub-advisory agreement for Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) between Transamerica Asset Management, Inc. (“TAM”) and PineBridge (the “Prior PineBridge Sub-Advisory Agreement”), resulting in its automatic termination.
In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”), at a meeting held on August 6-7, 2025, considered the retention of PineBridge as sub-adviser to the Portfolio and the approval of a new sub-advisory agreement for the Portfolio between TAM and PineBridge (the “New PineBridge Sub-Advisory Agreement”) to take effect upon the closing of the Transaction.
Following its review and consideration, the Board determined that the terms of the New PineBridge Sub-Advisory Agreement were reasonable and that the approval of the New PineBridge Sub-Advisory Agreement was in the best interests of the Portfolio and its holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New PineBridge Sub-Advisory Agreement for an initial two-year term to take effect upon the closing of the Transaction.
The Board reviewed and considered whether the terms of the New PineBridge Sub-Advisory Agreement were reasonable and in the best interests of the Portfolio and its holders. To assist the Board in its consideration of the New PineBridge Sub-Advisory Agreement, the Board had requested and received from TAM and PineBridge certain materials and information in advance of the meeting. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards, and certain other considerations relevant to the Independent Board Members’ deliberations.
Among other matters, the Board considered
 (a) that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to the Portfolio and its holders, including compliance services;
 (b) that PineBridge does not anticipate any restructuring of PineBridge’s management and operations following the Transaction, and that PineBridge will continue to have investment and operational autonomy;
 (c) that PineBridge will continue to have the capabilities, resources, and personnel necessary to provide services to the Portfolio based on an assessment of PineBridge, its investment personnel, and the services PineBridge currently provides to the Portfolio; and
 (d) that the New PineBridge Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to PineBridge.
In considering the New PineBridge Sub-Advisory Agreement, the Board also relied, as to PineBridge’s services, fees, profitability, and fallout benefits, on its prior deliberations in approving the renewal of the Prior PineBridge Sub-Advisory Agreement at the Board meeting held on June 11-12, 2025, as supplemented by the new information concerning the Transaction.
In their deliberations, the Board evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of its own business judgment. The Board based its decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New PineBridge Sub-Advisory Agreement is in the best interests of the Portfolio and its holders and unanimously approved the New PineBridge Sub-Advisory Agreement to take effect upon the closing of the Transaction.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica ProFund UltraBear VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 68.5%
Money Market Funds - 68.5%
BlackRock Liquidity Funds T-Fund, 3.65% (A)	1,566,860	$ 1,566,860
Dreyfus Treasury & Agency Cash Management Fund, 3.65% (A)	1,585,811	1,585,811
State Street Institutional U.S. Government Money Market Fund, 3.74% (A)	1,566,860	1,566,860
UBS Select Treasury Preferred Fund, 3.71% (A)	1,566,860	1,566,860
Total Short-Term Investment Companies (Cost $6,286,391)		6,286,391

Principal	Value
REPURCHASE AGREEMENT - 17.0%
Fixed Income Clearing Corp.,
1.35% (A), dated 12/31/2025, to be
repurchased at $1,566,977 on 01/02/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 04/30/2027, and
with a value of $1,598,288.
$ 1,566,860	$ 1,566,860
Total Repurchase Agreement (Cost $1,566,860)	1,566,860
Total Investments (Cost $7,853,251)	7,853,251
Net Other Assets (Liabilities) - 14.5%	1,328,231
Net Assets - 100.0%	$ 9,181,482
FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(52)	03/20/2026	$(18,046,042)	$(17,920,500)	$125,542	$—
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$6,286,391	$—	$—	$6,286,391
Repurchase Agreement	—	1,566,860	—	1,566,860
Total Investments	$6,286,391	$1,566,860	$—	$7,853,251
Other Financial Instruments
Futures Contracts (C)	$125,542	$—	$—	$125,542
Total Other Financial Instruments	$125,542	$—	$—	$125,542
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Rate disclosed reflects the yield at December 31, 2025.
(B)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(C)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Unaffiliated investments, at value (cost $6,286,391)	$6,286,391
Repurchase agreement, at value (cost $1,566,860)	1,566,860
Cash	28,291
Cash collateral pledged at broker for:
Futures contracts	1,197,463
Receivables and other assets:
Interest	797
Variation margin receivable on futures contracts	135,802
Total assets	9,215,604
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	4,789
Investment management fees	2,593
Distribution and service fees	2,080
Transfer agent costs	9
Trustee and CCO fees	3
Audit and tax fees	15,950
Custody fees	617
Legal fees	82
Printing and shareholder reports fees	3,008
Other accrued expenses	4,991
Total liabilities	34,122
Net assets	$9,181,482
Net assets consist of:
Capital stock ($0.01 par value)	$22,938
Additional paid-in capital	219,545,842
Total distributable earnings (accumulated losses)	(210,387,298)
Net assets	$9,181,482
Shares outstanding	2,293,813
Net asset value and offering price per share	$4.00
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Interest income from unaffiliated investments	$204,466
Total investment income	204,466
Expenses:
Investment management fees	90,189
Distribution and service fees	25,622
Transfer agent costs	108
Trustee and CCO fees	525
Audit and tax fees	16,262
Custody fees	2,354
Legal fees	2,223
Printing and shareholder reports fees	9,125
Filing fees	7,829
Other	1,856
Total expenses before waiver and/or reimbursement and recapture	156,093
Expenses waived and/or reimbursed	(29,478)
Net expenses	126,615
Net investment income (loss)	77,851
Net realized gain (loss) on:
Unaffiliated investments	38
Futures contracts	(2,827,343)
Net realized gain (loss)	(2,827,305)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(620,018)
Net realized and change in unrealized gain (loss)	(3,447,323)
Net increase (decrease) in net assets resulting from operations	$(3,369,472)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$77,851	$241,772
Net realized gain (loss)	(2,827,305)	(9,111,088)
Net change in unrealized appreciation (depreciation)	(620,018)	2,391,314
Net increase (decrease) in net assets resulting from operations	(3,369,472)	(6,478,002)
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(250,101)	(358,857)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(250,101)	(358,857)
Capital share transactions:
Proceeds from shares sold	5,082,300	4,305,791
Dividends and/or distributions reinvested	250,101	358,857
Cost of shares redeemed	(4,066,723)	(7,314,806)
Net increase (decrease) in net assets resulting from capital share transactions	1,265,678	(2,650,158)
Net increase (decrease) in net assets	(2,353,895)	(9,487,017)
Net assets:
Beginning of year	11,535,377	21,022,394
End of year	$9,181,482	$11,535,377
Capital share transactions - shares:
Shares issued	1,016,842	598,531
Shares reinvested	57,101	58,446
Shares redeemed	(814,919)	(1,159,720)
Net increase (decrease) in shares outstanding	259,024	(502,743)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022 (A)	December 31, 2021 (A)
Net asset value, beginning of year	$5.67	$8.28	$12.31	$9.41	$16.51
Investment operations:
Net investment income (loss)(B)	0.04	0.10	0.14	(0.02)	(0.15)
Net realized and unrealized gain (loss)	(1.60)	(2.57)	(4.17)	2.92	(6.95)
Total investment operations	(1.56)	(2.47)	(4.03)	2.90	(7.10)
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.14)	—	—	—
Net asset value, end of year	$4.00	$5.67	$8.28	$12.31	$9.41
Total return(C)	(27.61)%	(29.96)%	(32.74)%	23.10%	(38.46)%
Ratio and supplemental data:
Net assets end of year (000’s)	$9,181	$11,535	$21,022	$31,709	$7,424
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	1.52%	1.36%	1.33%	1.27%	1.58%
Including waiver and/or reimbursement and recapture	1.24%(E)	1.23%	1.23%	1.23%	1.24%(E)
Net investment income (loss) to average net assets	0.76%	1.46%	1.34%	(0.60)%	(1.24)%
Portfolio turnover rate	— %	— %	— %	— %	— %

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Includes interest expense outside the operating expense limit.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
(i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$125,542	$—	$—	$125,542
Total	$—	$—	$125,542	$—	$—	$125,542

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(2,827,343)	$—	$—	$(2,827,343)
Total	$—	$—	$(2,827,343)	$—	$—	$(2,827,343)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(620,018)	$—	$—	$(620,018)
Total	$—	$—	$(620,018)	$—	$—	$(620,018)
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — short	$(19,741,627)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Inverse correlation risk: Investors will lose money when the Index rises – a result that is the opposite from traditional funds.
Equity and market risk: Equity markets are volatile, and the value of securities, swaps, futures and other instruments related to equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Portfolio to decrease over short or long periods of time. As a portfolio seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the S&P 500 Index, the value of an investment in the Portfolio is expected to decline when market conditions cause the level of the Index to rise.
Leveraging risk: The Portfolio obtains investment exposure in excess of its assets in seeking to achieve its investment objective—a form of leverage—and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of leverage could result in the total loss of an investor’s investment. For example, because the Portfolio includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Portfolio, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Index performance risk: The Portfolio is linked to a benchmark maintained by a third party provider that is unaffiliated with the Portfolio. There can be no guarantee or assurance that the methodology used by the third party provider to create the benchmark will result in the Portfolio achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the benchmark or the daily calculation of the benchmark will be free from error. It is also possible that the value of the benchmark or its underlying reference assets (i.e., the constituent securities of the benchmark) may be subject to intentional manipulation by third-party market participants. The particular benchmark used by the Portfolio may underperform other asset classes and may underperform other indices or benchmarks based upon the same underlying reference assets. Each of these factors could have a negative impact on the performance of the Portfolio.
Compounding risk: The Portfolio has a single day investment objective, and the Portfolio’s performance for periods greater than a single day will be the result of each day’s returns compounded over the period, which is likely to be either better or worse than the Index performance times the stated multiple in the Portfolio ’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse(-2x) of the return of the Index. This effect becomes more pronounced as volatility increases.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Industry concentration risk: The Portfolio will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry heightens the risks associated with that industry. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended December 31, 2025, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023	2024	2025	Total
Service Class	$26,415	$23,180	$29,478	$79,073
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
During the year ended December 31, 2025, there were no proceeds from securities purchased or securities sold (excluding short-term securities).
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, futures contracts mark-to-market. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$7,853,251	$—	$—	$—
As of December 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$84,181,200	$126,265,405
During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$250,101	$—	$—	$—	$358,857	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$59,307	$—	$—	$(210,446,605)	$—	$—	$—
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
11. STOCK SPLIT
Effective as of the close of business on the date listed in the subsequent table, the Portfolio's shares underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights was
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
11. STOCK SPLIT (continued)
retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:
Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
January 21, 2022	125 for 1	98,591,154	788,729	Increase	Decrease
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ProFund UltraBear VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ProFund UltraBear VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made no long-term capital gain designations for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica S&P 500 Index VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (A)	1,905	$ 1,081,907
Boeing Co. (A)	19,010	4,127,451
General Dynamics Corp.	6,226	2,096,045
General Electric Co.	25,772	7,938,549
Howmet Aerospace, Inc.	9,695	1,987,669
Huntington Ingalls Industries, Inc.	996	338,710
L3 Harris Technologies, Inc.	4,550	1,335,744
Lockheed Martin Corp.	4,995	2,415,932
Northrop Grumman Corp.	3,278	1,869,148
RTX Corp.	32,778	6,011,485
Textron, Inc.	4,311	375,790
TransDigm Group, Inc.	1,372	1,824,554
		31,402,984
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,891	464,757
Expeditors International of Washington, Inc.	3,271	487,412
FedEx Corp.	5,298	1,530,380
United Parcel Service, Inc., Class B	17,812	1,766,772
		4,249,321
Automobile Components - 0.0% *
Aptiv PLC (A)	5,404	411,190
Automobiles - 2.4%
Ford Motor Co.	95,551	1,253,629
General Motors Co.	22,870	1,859,789
Tesla, Inc. (A)	68,563	30,834,152
		33,947,570
Banks - 3.6%
Bank of America Corp.	164,112	9,026,160
Citigroup, Inc.	43,761	5,106,471
Citizens Financial Group, Inc.	10,698	624,870
Fifth Third Bancorp	16,369	766,233
Huntington Bancshares, Inc.	37,806	655,934
JPMorgan Chase & Co.	66,438	21,407,653
KeyCorp	22,376	461,841
M&T Bank Corp.	3,759	757,363
PNC Financial Services Group, Inc.	9,532	1,989,614
Regions Financial Corp.	22,134	599,832
Truist Financial Corp.	30,933	1,522,213
U.S. Bancorp	37,909	2,022,824
Wells Fargo & Co.	76,711	7,149,465
		52,090,473
Beverages - 1.0%
Brown-Forman Corp., Class B	4,099	106,820
Coca-Cola Co.	94,626	6,615,304
Constellation Brands, Inc., Class A	3,434	473,754
Keurig Dr. Pepper, Inc.	33,182	929,428
Molson Coors Beverage Co., Class B	4,397	205,252
Monster Beverage Corp. (A)	17,081	1,309,600
PepsiCo, Inc.	33,377	4,790,267
		14,430,425
Biotechnology - 1.7%
AbbVie, Inc.	43,009	9,827,126
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	13,131	$ 4,297,908
Biogen, Inc. (A)	3,575	629,164
Gilead Sciences, Inc.	30,374	3,728,105
Incyte Corp. (A)	3,945	389,648
Moderna, Inc. (A)	8,625	254,351
Regeneron Pharmaceuticals, Inc.	2,482	1,915,781
Vertex Pharmaceuticals, Inc. (A)	6,135	2,781,364
		23,823,447
Broadline Retail - 3.9%
Amazon.com, Inc. (A)	237,321	54,778,433
eBay, Inc.	11,185	974,214
		55,752,647
Building Products - 0.4%
A.O. Smith Corp.	2,663	178,101
Allegion PLC	2,053	326,879
Builders FirstSource, Inc. (A)	2,718	279,655
Carrier Global Corp.	19,408	1,025,519
Johnson Controls International PLC	14,733	1,764,277
Lennox International, Inc.	803	389,921
Masco Corp.	5,053	320,663
Trane Technologies PLC	5,356	2,084,555
		6,369,570
Capital Markets - 3.4%
Ameriprise Financial, Inc.	2,229	1,092,968
Ares Management Corp., Class A	4,968	802,978
Bank of New York Mellon Corp.	17,175	1,993,846
Blackrock, Inc.	3,514	3,761,175
Blackstone, Inc.	18,103	2,790,396
Cboe Global Markets, Inc.	2,548	639,548
Charles Schwab Corp.	40,448	4,041,160
CME Group, Inc.	8,715	2,379,892
Coinbase Global, Inc., Class A (A)	5,534	1,251,459
FactSet Research Systems, Inc.	967	280,614
Franklin Resources, Inc.	7,222	172,533
Goldman Sachs Group, Inc.	7,331	6,443,949
Interactive Brokers Group, Inc., Class A	10,709	688,696
Intercontinental Exchange, Inc.	13,926	2,255,455
Invesco Ltd.	10,579	277,910
KKR & Co., Inc.	16,850	2,148,038
Moody's Corp.	3,728	1,904,449
Morgan Stanley	29,539	5,244,059
MSCI, Inc.	1,874	1,075,170
Nasdaq, Inc.	11,143	1,082,320
Northern Trust Corp.	4,738	647,163
Raymond James Financial, Inc.	4,260	684,113
Robinhood Markets, Inc., Class A (A)	19,301	2,182,943
S&P Global, Inc.	7,506	3,922,560
State Street Corp.	6,817	879,461
T. Rowe Price Group, Inc.	5,363	549,064
		49,191,919
Chemicals - 1.0%
Air Products & Chemicals, Inc.	5,370	1,326,497
Albemarle Corp.	2,831	400,417
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	3,985	$ 308,200
Corteva, Inc.	16,670	1,117,390
Dow, Inc.	17,386	406,485
DuPont de Nemours, Inc.	10,483	421,417
Ecolab, Inc.	6,179	1,622,111
International Flavors & Fragrances, Inc.	6,416	432,374
Linde PLC	11,368	4,847,201
LyondellBasell Industries NV, Class A	6,526	282,576
Mosaic Co.	8,271	199,248
PPG Industries, Inc.	5,584	572,137
Sherwin-Williams Co.	5,609	1,817,484
		13,753,537
Commercial Services & Supplies - 0.5%
Cintas Corp.	8,273	1,555,903
Copart, Inc. (A)	21,440	839,376
Republic Services, Inc.	4,915	1,041,636
Rollins, Inc.	7,059	423,681
Veralto Corp.	6,051	603,769
Waste Management, Inc.	8,912	1,958,056
		6,422,421
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	25,022	3,278,633
Cisco Systems, Inc.	96,295	7,417,604
F5, Inc. (A)	1,452	370,637
Motorola Solutions, Inc.	4,025	1,542,863
		12,609,737
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	840	783,963
EMCOR Group, Inc.	1,077	658,898
Quanta Services, Inc.	3,633	1,533,344
		2,976,205
Construction Materials - 0.3%
CRH PLC	16,179	2,019,139
Martin Marietta Materials, Inc.	1,452	904,102
Vulcan Materials Co.	3,225	919,835
		3,843,076
Consumer Finance - 0.7%
American Express Co.	13,143	4,862,253
Capital One Financial Corp.	15,392	3,730,405
Synchrony Financial	8,949	746,615
		9,339,273
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	10,798	9,311,547
Dollar General Corp.	5,457	724,526
Dollar Tree, Inc. (A)	4,729	581,714
Kroger Co.	14,526	907,585
Sysco Corp.	11,500	847,435
Target Corp.	11,028	1,077,987
Walmart, Inc.	107,075	11,929,226
		25,380,020
	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.2%
Amcor PLC	55,448	$ 462,436
Avery Dennison Corp.	1,880	341,934
Ball Corp.	6,883	364,593
International Paper Co.	12,878	507,264
Packaging Corp. of America	2,189	451,438
Smurfit WestRock PLC	12,828	496,059
		2,623,724
Distributors - 0.0% *
Genuine Parts Co.	3,471	426,794
Pool Corp.	820	187,575
		614,369
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	173,383	4,306,834
Verizon Communications, Inc.	102,849	4,189,040
		8,495,874
Electric Utilities - 1.5%
Alliant Energy Corp.	6,197	402,867
American Electric Power Co., Inc.	12,906	1,488,191
Constellation Energy Corp.	7,657	2,704,988
Duke Energy Corp.	18,798	2,203,314
Edison International	9,256	555,545
Entergy Corp.	10,772	995,656
Evergy, Inc.	5,744	416,383
Eversource Energy	9,181	618,157
Exelon Corp.	24,616	1,073,011
FirstEnergy Corp.	12,499	559,580
NextEra Energy, Inc.	50,972	4,092,032
NRG Energy, Inc.	4,652	740,785
PG&E Corp.	53,998	867,748
Pinnacle West Capital Corp.	2,872	254,746
PPL Corp.	18,011	630,745
Southern Co.	26,589	2,318,561
Xcel Energy, Inc.	14,337	1,058,931
		20,981,240
Electrical Equipment - 0.8%
AMETEK, Inc.	5,596	1,148,915
Eaton Corp. PLC	9,389	2,990,490
Emerson Electric Co.	13,644	1,810,832
GE Vernova, Inc.	6,572	4,295,262
Generac Holdings, Inc. (A)	1,408	192,009
Hubbell, Inc.	1,272	564,908
Rockwell Automation, Inc.	2,728	1,061,383
		12,063,799
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	29,959	4,048,659
CDW Corp.	3,196	435,295
Corning, Inc.	19,011	1,664,603
Jabil, Inc.	2,621	597,640
Keysight Technologies, Inc. (A)	4,187	850,757
TE Connectivity PLC	7,170	1,631,247
Teledyne Technologies, Inc. (A)	1,144	584,275
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc. (A)	5,839	$ 457,486
Zebra Technologies Corp., Class A (A)	1,241	301,340
		10,571,302
Energy Equipment & Services - 0.2%
Baker Hughes Co.	24,033	1,094,463
Halliburton Co.	20,499	579,302
SLB Ltd.	36,446	1,398,797
		3,072,562
Entertainment - 1.4%
Electronic Arts, Inc.	5,528	1,129,536
Live Nation Entertainment, Inc. (A)	3,852	548,910
Netflix, Inc. (A)	103,497	9,703,879
Take-Two Interactive Software, Inc. (A)	4,207	1,077,118
TKO Group Holdings, Inc.	1,700	355,300
Walt Disney Co.	43,667	4,967,994
Warner Bros Discovery, Inc. (A)	60,935	1,756,147
		19,538,884
Financial Services - 3.9%
Apollo Global Management, Inc.	11,125	1,610,455
Berkshire Hathaway, Inc., Class B (A)	44,752	22,494,593
Block, Inc. (A)	13,249	862,377
Corpay, Inc. (A)	1,727	519,706
Fidelity National Information Services, Inc.	12,877	855,805
Fiserv, Inc. (A)	13,210	887,316
Global Payments, Inc.	5,847	452,558
Jack Henry & Associates, Inc.	1,752	319,705
Mastercard, Inc., Class A	20,023	11,430,730
PayPal Holdings, Inc.	22,918	1,337,953
Visa, Inc., Class A	41,200	14,449,252
		55,220,450
Food Products - 0.4%
Archer-Daniels-Midland Co.	11,698	672,518
Bunge Global SA	3,368	300,021
Campbell's Co.	5,201	144,952
Conagra Brands, Inc.	12,405	214,731
General Mills, Inc.	12,921	600,826
Hershey Co.	3,608	656,584
Hormel Foods Corp.	6,871	162,843
J.M. Smucker Co.	2,710	265,065
Kraft Heinz Co.	21,211	514,367
Lamb Weston Holdings, Inc.	3,289	137,776
McCormick & Co., Inc.	6,343	432,022
Mondelez International, Inc., Class A	31,307	1,685,256
Tyson Foods, Inc., Class A	7,170	420,305
		6,207,266
Gas Utilities - 0.0% *
Atmos Energy Corp.	3,905	654,595
Ground Transportation - 0.8%
CSX Corp.	44,757	1,622,441
JB Hunt Transport Services, Inc.	1,876	364,582
Norfolk Southern Corp.	5,386	1,555,046
Old Dominion Freight Line, Inc.	4,510	707,168
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Uber Technologies, Inc. (A)	50,320	$ 4,111,647
Union Pacific Corp.	14,476	3,348,589
		11,709,473
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	42,180	5,284,732
Align Technology, Inc. (A)	1,641	256,242
Baxter International, Inc.	12,322	235,473
Becton Dickinson & Co.	6,944	1,347,622
Boston Scientific Corp. (A)	36,305	3,461,682
Cooper Cos., Inc. (A)	5,018	411,275
Dexcom, Inc. (A)	9,729	645,714
Edwards Lifesciences Corp. (A)	14,201	1,210,635
GE HealthCare Technologies, Inc.	11,098	910,258
Hologic, Inc. (A)	5,299	394,723
IDEXX Laboratories, Inc. (A)	1,948	1,317,880
Insulet Corp. (A)	1,750	497,420
Intuitive Surgical, Inc. (A)	8,671	4,910,908
Medtronic PLC	31,431	3,019,262
ResMed, Inc.	3,578	861,833
Solventum Corp. (A)	3,706	293,663
STERIS PLC	2,419	613,265
Stryker Corp.	8,435	2,964,649
Zimmer Biomet Holdings, Inc.	4,830	434,314
		29,071,550
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	5,789	1,189,640
Cencora, Inc.	4,724	1,595,531
Centene Corp. (A)	11,663	479,932
Cigna Group	6,415	1,765,600
CVS Health Corp.	30,837	2,447,224
DaVita, Inc. (A)	919	104,408
Elevance Health, Inc.	5,459	1,913,652
HCA Healthcare, Inc.	3,852	1,798,345
Henry Schein, Inc. (A)	2,475	187,061
Humana, Inc.	2,944	754,047
Labcorp Holdings, Inc.	2,067	518,569
McKesson Corp.	3,008	2,467,432
Molina Healthcare, Inc. (A)	1,311	227,511
Quest Diagnostics, Inc.	2,761	479,116
UnitedHealth Group, Inc.	22,059	7,281,896
Universal Health Services, Inc., Class B	1,425	310,679
		23,520,643
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	3,884	190,083
Healthpeak Properties, Inc.	17,147	275,724
Ventas, Inc.	11,637	900,471
Welltower, Inc.	16,604	3,081,868
		4,448,146
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	15,351	272,173
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A (A)	10,276	1,394,659
Booking Holdings, Inc.	788	4,220,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Carnival Corp. (A)	26,480	$ 808,699
Chipotle Mexican Grill, Inc. (A)	32,854	1,215,598
Darden Restaurants, Inc.	2,860	526,297
Domino's Pizza, Inc.	770	320,951
DoorDash, Inc., Class A (A)	9,016	2,041,943
Expedia Group, Inc.	2,899	821,316
Hilton Worldwide Holdings, Inc.	5,703	1,638,187
Las Vegas Sands Corp.	7,430	483,619
Marriott International, Inc., Class A	5,412	1,679,019
McDonald's Corp.	17,295	5,285,871
MGM Resorts International (A)	5,118	186,756
Norwegian Cruise Line Holdings Ltd. (A)	11,694	261,010
Royal Caribbean Cruises Ltd.	6,236	1,739,345
Starbucks Corp.	27,492	2,315,101
Wynn Resorts Ltd.	2,093	251,851
Yum! Brands, Inc.	6,801	1,028,855
		26,219,077
Household Durables - 0.2%
D.R. Horton, Inc.	6,706	965,865
Garmin Ltd.	3,975	806,329
Lennar Corp., Class A	5,154	529,831
NVR, Inc. (A)	71	517,787
PulteGroup, Inc.	4,847	568,359
		3,388,171
Household Products - 0.8%
Church & Dwight Co., Inc.	5,927	496,979
Clorox Co.	3,096	312,169
Colgate-Palmolive Co.	19,537	1,543,814
Kimberly-Clark Corp.	8,092	816,402
Procter & Gamble Co.	57,090	8,181,568
		11,350,932
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	16,790	240,768
Vistra Corp.	7,799	1,258,213
		1,498,981
Industrial Conglomerates - 0.4%
3M Co.	12,957	2,074,416
Honeywell International, Inc.	15,557	3,035,015
		5,109,431
Industrial REITs - 0.2%
Prologis, Inc.	22,766	2,906,308
Insurance - 1.8%
Aflac, Inc.	11,688	1,288,836
Allstate Corp.	6,404	1,332,993
American International Group, Inc.	13,237	1,132,425
Aon PLC, Class A	5,183	1,828,977
Arch Capital Group Ltd. (A)	9,033	866,445
Arthur J Gallagher & Co.	6,205	1,605,792
Assurant, Inc.	1,281	308,529
Brown & Brown, Inc.	7,164	570,971
Chubb Ltd.	8,849	2,761,950
Cincinnati Financial Corp.	3,771	615,880
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Erie Indemnity Co., Class A	664	$ 190,336
Everest Group Ltd.	1,048	355,639
Globe Life, Inc.	1,996	279,160
Hartford Insurance Group, Inc.	6,919	953,438
Loews Corp.	4,172	439,353
Marsh & McLennan Cos., Inc.	11,886	2,205,091
MetLife, Inc.	13,634	1,076,268
Principal Financial Group, Inc.	4,908	432,935
Progressive Corp.	14,311	3,258,901
Prudential Financial, Inc.	8,484	957,674
Travelers Cos., Inc.	5,490	1,592,429
W.R. Berkley Corp.	7,312	512,717
Willis Towers Watson PLC	2,394	786,668
		25,353,407
Interactive Media & Services - 8.1%
Alphabet, Inc., Class A	141,941	44,427,533
Alphabet, Inc., Class C	113,455	35,602,179
Match Group, Inc.	5,901	190,543
Meta Platforms, Inc., Class A	53,138	35,075,863
		115,296,118
IT Services - 1.0%
Accenture PLC, Class A	15,019	4,029,597
Akamai Technologies, Inc. (A)	3,547	309,476
Cognizant Technology Solutions Corp., Class A	11,964	993,012
EPAM Systems, Inc. (A)	1,339	274,334
Gartner, Inc. (A)	1,824	460,159
GoDaddy, Inc., Class A (A)	3,337	414,055
International Business Machines Corp.	22,844	6,766,621
VeriSign, Inc.	2,065	501,692
		13,748,946
Leisure Products - 0.0% *
Hasbro, Inc.	3,399	278,718
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	6,978	949,497
Bio-Techne Corp.	3,720	218,773
Charles River Laboratories International, Inc. (A)	1,240	247,355
Danaher Corp.	15,215	3,483,018
IQVIA Holdings, Inc. (A)	4,144	934,099
Mettler-Toledo International, Inc. (A)	499	695,701
Revvity, Inc.	2,874	278,060
Thermo Fisher Scientific, Inc.	9,152	5,303,126
Waters Corp. (A)	1,453	551,893
West Pharmaceutical Services, Inc.	1,760	484,246
		13,145,768
Machinery - 1.6%
Caterpillar, Inc.	11,438	6,552,487
Cummins, Inc.	3,336	1,702,861
Deere & Co.	6,117	2,847,892
Dover Corp.	3,343	652,687
Fortive Corp.	8,142	449,520
IDEX Corp.	1,833	326,164
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Illinois Tool Works, Inc.	6,369	$ 1,568,685
Ingersoll Rand, Inc.	8,699	689,135
Nordson Corp.	1,299	312,319
Otis Worldwide Corp.	9,673	844,936
PACCAR, Inc.	12,775	1,398,990
Parker-Hannifin Corp.	3,050	2,680,828
Pentair PLC	4,021	418,747
Snap-on, Inc.	1,306	450,048
Stanley Black & Decker, Inc.	3,766	279,738
Westinghouse Air Brake Technologies Corp.	4,190	894,355
Xylem, Inc.	5,954	810,816
		22,880,208
Media - 0.4%
Charter Communications, Inc., Class A (A)	2,271	474,071
Comcast Corp., Class A	87,861	2,626,165
Fox Corp., Class A	4,981	363,962
Fox Corp., Class B	3,570	231,800
News Corp., Class A	8,927	233,173
News Corp., Class B	3,233	95,794
Omnicom Group, Inc.	7,934	640,671
Paramount Skydance Corp., Class B	8,253	110,590
Trade Desk, Inc., Class A (A)	10,690	405,792
		5,182,018
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	34,644	1,759,569
Newmont Corp.	26,553	2,651,317
Nucor Corp.	5,543	904,118
Steel Dynamics, Inc.	3,373	571,555
		5,886,559
Multi-Utilities - 0.6%
Ameren Corp.	6,640	663,070
CenterPoint Energy, Inc.	15,909	609,951
CMS Energy Corp.	7,308	511,048
Consolidated Edison, Inc.	8,697	863,786
Dominion Energy, Inc.	20,912	1,225,234
DTE Energy Co.	5,054	651,865
NiSource, Inc.	11,509	480,616
Public Service Enterprise Group, Inc.	12,180	978,054
Sempra	15,965	1,409,550
WEC Energy Group, Inc.	7,808	823,432
		8,216,606
Office REITs - 0.0% *
BXP, Inc.	3,758	253,590
Oil, Gas & Consumable Fuels - 2.6%
APA Corp.	8,736	213,683
Chevron Corp.	46,257	7,050,029
ConocoPhillips	30,099	2,817,567
Coterra Energy, Inc.	18,775	494,158
Devon Energy Corp.	15,512	568,205
Diamondback Energy, Inc.	4,564	686,106
EOG Resources, Inc.	13,193	1,385,397
EQT Corp.	15,200	814,720
Expand Energy Corp.	5,833	643,730
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	102,972	$ 12,391,651
Kinder Morgan, Inc.	47,505	1,305,912
Marathon Petroleum Corp.	7,293	1,186,061
Occidental Petroleum Corp.	17,702	727,906
ONEOK, Inc.	15,064	1,107,204
Phillips 66	9,870	1,273,625
Targa Resources Corp.	5,282	974,529
Texas Pacific Land Corp.	1,392	399,810
Valero Energy Corp.	7,566	1,231,669
Williams Cos., Inc.	29,545	1,775,950
		37,047,912
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	15,689	1,088,817
Southwest Airlines Co.	12,609	521,130
United Airlines Holdings, Inc. (A)	7,778	869,736
		2,479,683
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	5,913	619,209
Kenvue, Inc.	46,560	803,160
		1,422,369
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	49,204	2,654,064
Eli Lilly & Co.	19,381	20,828,373
Johnson & Johnson	58,830	12,174,868
Merck & Co., Inc.	60,521	6,370,440
Pfizer, Inc.	138,755	3,455,000
Viatris, Inc.	28,185	350,903
Zoetis, Inc.	10,625	1,336,838
		47,170,486
Professional Services - 0.5%
Automatic Data Processing, Inc.	9,846	2,532,687
Broadridge Financial Solutions, Inc., ADR	2,865	639,382
Dayforce, Inc. (A)	3,840	265,574
Equifax, Inc.	3,059	663,742
Jacobs Solutions, Inc.	2,894	383,339
Leidos Holdings, Inc.	3,157	569,523
Paychex, Inc.	7,962	893,177
Paycom Software, Inc.	1,222	194,738
Verisk Analytics, Inc.	3,399	760,322
		6,902,484
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	7,073	1,137,268
CoStar Group, Inc. (A)	10,259	689,815
		1,827,083
Residential REITs - 0.2%
AvalonBay Communities, Inc.	3,466	628,420
Camden Property Trust	2,717	299,087
Equity Residential	8,359	526,951
Essex Property Trust, Inc.	1,579	413,193
Invitation Homes, Inc.	13,745	381,974
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	2,836	$ 393,949
UDR, Inc.	7,395	271,249
		2,914,823
Retail REITs - 0.3%
Federal Realty Investment Trust	2,046	206,237
Kimco Realty Corp.	16,133	327,016
Realty Income Corp.	22,689	1,278,979
Regency Centers Corp.	4,160	287,165
Simon Property Group, Inc.	7,894	1,461,258
		3,560,655
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc. (A)	39,773	8,517,786
Analog Devices, Inc.	11,904	3,228,365
Applied Materials, Inc.	19,484	5,007,193
Broadcom, Inc.	115,215	39,875,911
First Solar, Inc. (A)	2,651	692,521
Intel Corp. (A)	108,956	4,020,476
KLA Corp.	3,182	3,866,385
Lam Research Corp.	30,715	5,257,794
Microchip Technology, Inc.	13,136	837,026
Micron Technology, Inc.	27,425	7,827,369
Monolithic Power Systems, Inc.	1,163	1,054,097
NVIDIA Corp.	592,729	110,543,958
NXP Semiconductors NV	6,166	1,338,392
ON Semiconductor Corp. (A)	9,951	538,847
Qnity Electronics, Inc.	5,233	427,274
QUALCOMM, Inc.	25,947	4,438,234
Skyworks Solutions, Inc.	3,563	225,930
Teradyne, Inc.	3,875	750,045
Texas Instruments, Inc.	22,181	3,848,182
		202,295,785
Software - 10.3%
Adobe, Inc. (A)	10,133	3,546,449
AppLovin Corp., Class A (A)	6,602	4,448,559
Autodesk, Inc. (A)	5,192	1,536,884
Cadence Design Systems, Inc. (A)	6,555	2,048,962
Crowdstrike Holdings, Inc., Class A (A)	6,151	2,883,343
Datadog, Inc., Class A (A)	7,924	1,077,585
Fair Isaac Corp. (A)	574	970,416
Fortinet, Inc. (A)	15,185	1,205,841
Gen Digital, Inc.	13,480	366,521
Intuit, Inc.	6,803	4,506,443
Microsoft Corp.	181,298	87,679,339
Oracle Corp.	40,872	7,966,361
Palantir Technologies, Inc., Class A (A)	55,791	9,916,850
Palo Alto Networks, Inc. (A)	16,547	3,047,957
PTC, Inc. (A)	2,884	502,422
Roper Technologies, Inc.	2,596	1,155,557
Salesforce, Inc.	23,169	6,137,700
ServiceNow, Inc. (A)	25,225	3,864,218
Synopsys, Inc. (A)	4,475	2,101,997
Tyler Technologies, Inc. (A)	1,057	479,825
Workday, Inc., Class A (A)	5,301	1,138,549
		146,581,778
	Shares	Value
COMMON STOCKS (continued)
Specialized REITs - 0.7%
American Tower Corp.	11,323	$ 1,987,979
Crown Castle, Inc.	10,571	939,445
Digital Realty Trust, Inc.	7,770	1,202,097
Equinix, Inc.	2,367	1,813,501
Extra Space Storage, Inc.	5,168	672,977
Iron Mountain, Inc.	7,194	596,742
Public Storage	3,823	992,069
SBA Communications Corp.	2,590	500,984
VICI Properties, Inc.	25,929	729,123
Weyerhaeuser Co.	17,592	416,754
		9,851,671
Specialty Retail - 1.7%
AutoZone, Inc. (A)	405	1,373,558
Best Buy Co., Inc.	4,935	330,300
Carvana Co. (A)	3,407	1,437,822
Home Depot, Inc.	24,227	8,336,511
Lowe's Cos., Inc.	13,737	3,312,815
O'Reilly Automotive, Inc. (A)	20,649	1,883,395
Ross Stores, Inc.	7,844	1,413,018
TJX Cos., Inc.	27,212	4,180,035
Tractor Supply Co.	12,897	644,979
Ulta Beauty, Inc. (A)	1,079	652,806
Williams-Sonoma, Inc.	3,002	536,127
		24,101,366
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	360,433	97,987,315
Dell Technologies, Inc., Class C	7,321	921,568
Hewlett Packard Enterprise Co.	32,454	779,545
HP, Inc.	23,058	513,732
NetApp, Inc.	4,886	523,242
Sandisk Corp. (A)	3,327	789,763
Seagate Technology Holdings PLC	5,365	1,477,467
Super Micro Computer, Inc. (A)	12,002	351,299
Western Digital Corp.	8,405	1,447,929
		104,791,860
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (A)	3,543	367,303
Lululemon Athletica, Inc. (A)	2,659	552,567
NIKE, Inc., Class B	28,740	1,831,025
Ralph Lauren Corp.	942	333,100
Tapestry, Inc.	5,127	655,077
		3,739,072
Tobacco - 0.6%
Altria Group, Inc.	40,456	2,332,693
Philip Morris International, Inc.	38,054	6,103,862
		8,436,555
Trading Companies & Distributors - 0.2%
Fastenal Co.	27,751	1,113,648
United Rentals, Inc.	1,577	1,276,298
WW Grainger, Inc.	1,068	1,077,665
		3,467,611
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Water Utilities - 0.0% *
American Water Works Co., Inc.	4,838	$ 631,359
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	11,763	2,388,360
Total Common Stocks (Cost $907,677,878)		1,425,385,615

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.35% (B), dated 12/31/2025, to be repurchased at $1,905,617 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $1,943,777.	$ 1,905,474	1,905,474
Total Repurchase Agreement (Cost $1,905,474)		1,905,474
Total Investments (Cost $909,583,352)		1,427,291,089
Net Other Assets (Liabilities) - 0.1%		788,139
Net Assets - 100.0%		$ 1,428,079,228
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	8	03/20/2026	$2,779,955	$2,757,000	$—	$(22,955)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,425,385,615	$—	$—	$1,425,385,615
Repurchase Agreement	—	1,905,474	—	1,905,474
Total Investments	$1,425,385,615	$1,905,474	$—	$1,427,291,089
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(22,955)	$—	$—	$(22,955)
Total Other Financial Instruments	$(22,955)	$—	$—	$(22,955)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at December 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $907,677,878)	$1,425,385,615
Repurchase agreement, at value (cost $1,905,474)	1,905,474
Cash collateral pledged at broker for:
Futures contracts	197,304
Receivables and other assets:
Shares of beneficial interest sold	357,305
Dividends	723,121
Interest	71
Total assets	1,428,568,890
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	6,872
Investment management fees	103,080
Distribution and service fees	246,970
Transfer agent costs	1,393
Trustee and CCO fees	457
Audit and tax fees	22,742
Custody fees	20,388
Legal fees	8,464
Printing and shareholder reports fees	13,351
Other accrued expenses	45,125
Variation margin payable on futures contracts	20,820
Total liabilities	489,662
Net assets	$1,428,079,228
Net assets consist of:
Capital stock ($0.01 par value)	$506,356
Additional paid-in capital	871,806,612
Total distributable earnings (accumulated losses)	555,766,260
Net assets	$1,428,079,228
Net assets by class:
Initial Class	$332,827,018
Service Class	1,095,252,210
Shares outstanding:
Initial Class	11,722,000
Service Class	38,913,617
Net asset value and offering price per share:
Initial Class	$28.39
Service Class	28.15
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$15,448,451
Interest income	93,565
Withholding taxes on foreign income	(3,650)
Total investment income	15,538,366
Expenses:
Investment management fees	997,182
Distribution and service fees:
Service Class	2,384,591
Transfer agent costs	13,989
Trustee and CCO fees	65,567
Audit and tax fees	57,638
Custody fees	87,438
Legal fees	124,074
Printing and shareholder reports fees	48,927
Index fees	161,101
Other	65,334
Total expenses	4,005,841
Net investment income (loss)	11,532,525
Net realized gain (loss) on:
Investments	28,743,901
Futures contracts	798,194
Net realized gain (loss)	29,542,095
Net change in unrealized appreciation (depreciation) on:
Investments	168,059,164
Futures contracts	48,666
Net change in unrealized appreciation (depreciation)	168,107,830
Net realized and change in unrealized gain (loss)	197,649,925
Net increase (decrease) in net assets resulting from operations	$209,182,450
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$11,532,525	$9,692,687
Net realized gain (loss)	29,542,095	6,360,876
Net change in unrealized appreciation (depreciation)	168,107,830	178,306,441
Net increase (decrease) in net assets resulting from operations	209,182,450	194,360,004
Dividends and/or distributions to shareholders:
Initial Class	(4,243,551)	(6,114,035)
Service Class	(11,867,719)	(19,534,742)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(16,111,270)	(25,648,777)
Capital share transactions:
Proceeds from shares sold:
Initial Class	101,632,248	108,432,159
Service Class	140,998,624	191,568,951
	242,630,872	300,001,110
Dividends and/or distributions reinvested:
Initial Class	4,243,551	6,114,035
Service Class	11,867,719	19,534,742
	16,111,270	25,648,777
Cost of shares redeemed:
Initial Class	(78,269,424)	(34,419,946)
Service Class	(64,755,640)	(65,805,464)
	(143,025,064)	(100,225,410)
Net increase (decrease) in net assets resulting from capital share transactions	115,717,078	225,424,477
Net increase (decrease) in net assets	308,788,258	394,135,704
Net assets:
Beginning of year	1,119,290,970	725,155,266
End of year	$1,428,079,228	$1,119,290,970
Capital share transactions - shares:
Shares issued:
Initial Class	4,078,291	4,758,265
Service Class	5,532,557	8,377,246
	9,610,848	13,135,511
Shares reinvested:
Initial Class	157,929	263,991
Service Class	445,151	849,337
	603,080	1,113,328
Shares redeemed:
Initial Class	(3,078,397)	(1,504,985)
Service Class	(2,540,634)	(2,912,836)
	(5,619,031)	(4,417,821)
Net increase (decrease) in shares outstanding:
Initial Class	1,157,823	3,517,271
Service Class	3,437,074	6,313,747
	4,594,897	9,831,018
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$24.46	$20.14	$16.37	$20.52	$16.39
Investment operations:
Net investment income (loss)(A)	0.29	0.29	0.28	0.26	0.23
Net realized and unrealized gain (loss)	4.00	4.67	3.96	(3.97)	4.41
Total investment operations	4.29	4.96	4.24	(3.71)	4.64
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.21)	(0.22)	(0.21)	(0.18)
Net realized gains	(0.13)	(0.43)	(0.25)	(0.23)	(0.33)
Total dividends and/or distributions to shareholders	(0.36)	(0.64)	(0.47)	(0.44)	(0.51)
Net asset value, end of year	$28.39	$24.46	$20.14	$16.37	$20.52
Total return(B)	17.65%	24.82%	26.09%	(18.22)%	28.50%
Ratio and supplemental data:
Net assets end of year (000’s)	$332,827	$258,402	$141,895	$59,133	$39,034
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.13%	0.12%	0.14%	0.13%	0.13%
Including waiver and/or reimbursement and recapture	0.13%	0.12%	0.14%(C)	0.14%	0.14%
Net investment income (loss) to average net assets	1.12%	1.25%	1.54%	1.48%	1.24%
Portfolio turnover rate	4%	2%	8%	5%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$24.27	$20.00	$16.27	$20.40	$16.32
Investment operations:
Net investment income (loss)(A)	0.22	0.22	0.23	0.21	0.18
Net realized and unrealized gain (loss)	3.98	4.66	3.92	(3.94)	4.38
Total investment operations	4.20	4.88	4.15	(3.73)	4.56
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.18)	(0.17)	(0.17)	(0.15)
Net realized gains	(0.13)	(0.43)	(0.25)	(0.23)	(0.33)
Total dividends and/or distributions to shareholders	(0.32)	(0.61)	(0.42)	(0.40)	(0.48)
Net asset value, end of year	$28.15	$24.27	$20.00	$16.27	$20.40
Total return(B)	17.37%	24.54%	25.73%	(18.44)%	28.14%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,095,252	$860,889	$583,260	$417,940	$518,804
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.38%	0.37%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.38%	0.38%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	0.87%	0.99%	1.28%	1.20%	0.99%
Portfolio turnover rate	4%	2%	8%	5%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica S&P 500 Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
(i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. SECURITIES AND OTHER INVESTMENTS (continued)
return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at December 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2025.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(22,955)	$—	$—	$(22,955)
Total	$—	$—	$(22,955)	$—	$—	$(22,955)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of December 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$798,194	$—	$—	$798,194
Total	$—	$—	$798,194	$—	$—	$798,194

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$48,666	$—	$—	$48,666
Total	$—	$—	$48,666	$—	$—	$48,666
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2025.
Futures contracts:
Average notional value of contracts — long	$4,764,891
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.
Index fund risk: While the Portfolio seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Portfolio's return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Non-diversification risk: To the extent the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index, the Portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. RISK FACTORS (continued)
price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM at an annual rate of 0.08% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2026
Service Class	0.39	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$170,854,886	$—	$54,467,206	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, straddle loss deferrals and futures contracts mark-to-market. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to real estate investment trust adjustments. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$(479)	$479
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$913,046,065	$547,511,576	$(33,266,552)	$514,245,024
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$10,083,958	$—	$6,027,312	$—	$7,902,534	$—	$17,746,243	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$12,054,666	$—	$29,485,423	$—	$—	$(18,853)	$514,245,024
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
11. OPERATING SEGMENTS (continued)
Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica S&P 500 Index VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica S&P 500 Index VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $6,027,312 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica S&P 500 Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Small/Mid Cap Value VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	1,565	$ 862,737
Elbit Systems Ltd.	1,870	1,080,318
Huntington Ingalls Industries, Inc.	15,700	5,339,099
V2X, Inc. (A)	20,400	1,112,820
		8,394,974
Automobile Components - 0.4%
Gentex Corp.	20,250	471,218
Visteon Corp.	15,500	1,474,050
		1,945,268
Banks - 7.8%
Atlantic Union Bankshares Corp.	88,350	3,118,755
Beacon Financial Corp.	63,900	1,685,043
Columbia Banking System, Inc.	72,800	2,034,760
Community West Bancshares	16,250	365,625
Dime Community Bancshares, Inc.	64,150	1,930,273
Eastern Bankshares, Inc.	110,100	2,029,143
First Citizens BancShares, Inc., Class A	4,093	8,784,315
First Community Bankshares, Inc.	30,400	1,025,392
First Merchants Corp.	44,600	1,671,608
Hancock Whitney Corp.	7,000	445,760
OceanFirst Financial Corp.	67,650	1,214,318
Princeton Bancorp, Inc.	6,500	225,485
Provident Financial Services, Inc.	118,300	2,336,425
TrustCo Bank Corp.	68,650	2,837,304
UMB Financial Corp.	20,600	2,369,824
United Bankshares, Inc.	25,900	994,560
United Community Banks, Inc.	57,800	1,804,516
WaFd, Inc.	87,000	2,786,610
Webster Financial Corp.	62,100	3,908,574
		41,568,290
Beverages - 2.8%
Brown-Forman Corp., Class B (B)	118,200	3,080,292
Constellation Brands, Inc., Class A	39,900	5,504,604
Molson Coors Beverage Co., Class B	136,475	6,370,653
		14,955,549
Biotechnology - 1.5%
Biogen, Inc. (A)	23,100	4,065,369
BioMarin Pharmaceutical, Inc. (A)	11,450	680,473
Catalyst Pharmaceuticals, Inc. (A)	40,700	949,938
Exelixis, Inc. (A)	54,300	2,379,969
		8,075,749
Building Products - 1.2%
American Woodmark Corp. (A)	21,100	1,137,290
Fortune Brands Innovations, Inc.	13,300	665,266
Gibraltar Industries, Inc. (A)	5,200	257,088
Hayward Holdings, Inc. (A)	83,600	1,291,620
Owens Corning	14,050	1,572,335
Quanex Building Products Corp.	92,000	1,414,960
		6,338,559
	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.2%
Piper Sandler Cos.	10,375	$ 3,524,491
Stifel Financial Corp.	23,100	2,892,582
		6,417,073
Chemicals - 3.3%
LSB Industries, Inc. (A)	103,650	881,025
Mosaic Co.	264,519	6,372,263
PPG Industries, Inc.	61,400	6,291,044
Westlake Corp.	54,300	4,014,942
		17,559,274
Commercial Services & Supplies - 0.3%
HNI Corp.	32,550	1,368,402
Tetra Tech, Inc.	11,450	384,033
		1,752,435
Communications Equipment - 0.2%
Harmonic, Inc. (A)	63,000	623,070
KVH Industries, Inc. (A)	50,000	348,500
Silicom Ltd. (A)	19,000	279,300
		1,250,870
Construction & Engineering - 2.5%
Comfort Systems USA, Inc.	2,550	2,379,889
EMCOR Group, Inc.	6,935	4,242,764
Fluor Corp. (A)	77,100	3,055,473
Granite Construction, Inc.	29,625	3,417,244
		13,095,370
Consumer Staples Distribution & Retail - 1.3%
Dollar General Corp.	11,800	1,566,686
Dollar Tree, Inc. (A)	30,100	3,702,601
Ingles Markets, Inc., Class A	12,250	839,737
Village Super Market, Inc., Class A	18,250	645,959
		6,754,983
Containers & Packaging - 2.7%
Crown Holdings, Inc.	51,200	5,272,064
Graphic Packaging Holding Co.	523,950	7,890,687
Greif, Inc., Class A	16,350	1,106,895
		14,269,646
Distributors - 1.5%
LKQ Corp.	265,100	8,006,020
Diversified Consumer Services - 0.2%
American Public Education, Inc. (A)	3,500	132,300
Stride, Inc. (A)	17,150	1,113,550
		1,245,850
Diversified REITs - 0.3%
Broadstone Net Lease, Inc.	83,000	1,441,710
Diversified Telecommunication Services - 0.6%
GCI Liberty, Inc. (A)(C)(D)(E)	60,500	0
Liberty Global Ltd., Class A (A)	268,200	2,987,748
		2,987,748
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 2.4%
Evergy, Inc.	98,001	$ 7,104,092
OGE Energy Corp.	95,900	4,094,930
Portland General Electric Co.	33,850	1,624,462
		12,823,484
Electrical Equipment - 0.9%
Acuity, Inc.	1,175	423,047
LSI Industries, Inc.	151,350	2,772,732
Regal Rexnord Corp.	10,050	1,410,216
		4,605,995
Electronic Equipment, Instruments & Components - 3.2%
Coherent Corp. (A)	11,700	2,159,469
IPG Photonics Corp. (A)	7,000	501,200
Itron, Inc. (A)	6,625	615,198
OSI Systems, Inc. (A)	13,425	3,424,180
TD SYNNEX Corp.	27,600	4,146,348
Vishay Intertechnology, Inc.	81,450	1,180,210
Vontier Corp.	134,787	5,011,381
		17,037,986
Energy Equipment & Services - 2.2%
Halliburton Co.	180,100	5,089,626
Helix Energy Solutions Group, Inc. (A)	157,200	985,644
Helmerich & Payne, Inc.	31,650	907,722
Noble Corp. PLC (B)	114,800	3,241,952
Seadrill Ltd. (A)	23,100	799,260
Select Water Solutions, Inc.	64,800	681,696
		11,705,900
Entertainment - 1.1%
Madison Square Garden Entertainment Corp. (A)	45,000	2,425,050
Madison Square Garden Sports Corp. (A)	8,225	2,127,396
Sphere Entertainment Co. (A)(B)	16,300	1,549,804
		6,102,250
Financial Services - 2.6%
Corpay, Inc. (A)	17,000	5,115,810
Fiserv, Inc. (A)	50,400	3,385,368
Global Payments, Inc.	71,700	5,549,580
		14,050,758
Food Products - 6.0%
Archer-Daniels-Midland Co.	81,600	4,691,184
Campbell's Co.	111,900	3,118,653
Conagra Brands, Inc.	406,900	7,043,439
Kraft Heinz Co.	332,500	8,063,125
Nomad Foods Ltd.	79,850	998,924
Post Holdings, Inc. (A)	23,668	2,344,315
Smithfield Foods, Inc.	38,400	857,472
Tyson Foods, Inc., Class A	80,300	4,707,186
Utz Brands, Inc.	12,650	131,307
		31,955,605
Ground Transportation - 1.0%
U-Haul Holding Co.	113,700	5,314,338
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (A)	11,700	$ 1,826,955
AngioDynamics, Inc. (A)	106,400	1,366,176
Baxter International, Inc.	262,800	5,022,108
Inmode Ltd. (A)	61,100	897,559
Integra LifeSciences Holdings Corp. (A)	54,450	676,269
Omnicell, Inc. (A)	5,100	231,030
OraSure Technologies, Inc. (A)	85,300	206,426
QuidelOrtho Corp. (A)	9,950	284,172
Zimmer Biomet Holdings, Inc.	69,500	6,249,440
		16,760,135
Health Care Providers & Services - 3.3%
AMN Healthcare Services, Inc. (A)	11,650	183,604
Centene Corp. (A)	136,022	5,597,306
Cross Country Healthcare, Inc. (A)	27,600	223,560
Encompass Health Corp.	24,250	2,573,895
Enhabit, Inc. (A)	91,500	843,630
Henry Schein, Inc. (A)	61,200	4,625,496
Molina Healthcare, Inc. (A)	14,500	2,516,330
National HealthCare Corp.	6,225	853,385
		17,417,206
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	54,900	901,458
Healthpeak Properties, Inc.	90,650	1,457,652
Sabra Health Care, Inc.	123,600	2,340,984
		4,700,094
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	122,350	1,449,848
DiamondRock Hospitality Co.	89,900	805,504
Summit Hotel Properties, Inc.	39,000	189,930
		2,445,282
Hotels, Restaurants & Leisure - 0.5%
Bloomin' Brands, Inc.	31,500	194,355
Churchill Downs, Inc.	10,600	1,206,068
Golden Entertainment, Inc.	27,300	742,287
Lucky Strike Entertainment Corp., Class C (B)	30,500	258,335
		2,401,045
Household Durables - 1.0%
Helen of Troy Ltd. (A)	20,250	430,313
KB Home	27,175	1,532,942
La-Z-Boy, Inc.	28,600	1,065,922
M/I Homes, Inc. (A)	4,300	550,185
PulteGroup, Inc.	4,475	524,738
Sonos, Inc. (A)	67,650	1,187,934
		5,292,034
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	19,125	1,129,905
Industrial REITs - 0.3%
LXP Industrial Trust	32,600	1,616,308
Insurance - 3.3%
Everest Group Ltd.	6,400	2,171,840
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
F&G Annuities & Life, Inc.	4,938	$ 152,337
Fidelity National Financial, Inc.	86,107	4,700,581
Markel Group, Inc. (A)	2,678	5,756,763
Old Republic International Corp.	46,000	2,099,440
Selective Insurance Group, Inc.	17,425	1,457,950
United Fire Group, Inc.	33,650	1,223,177
		17,562,088
Interactive Media & Services - 2.1%
IAC, Inc. (A)	163,664	6,399,262
Match Group, Inc.	144,600	4,669,134
		11,068,396
IT Services - 1.1%
ASGN, Inc. (A)	22,350	1,076,600
Cognizant Technology Solutions Corp., Class A	55,000	4,565,000
		5,641,600
Leisure Products - 0.5%
BRP, Inc.	13,950	987,102
MasterCraft Boat Holdings, Inc. (A)	56,650	1,071,252
Polaris, Inc.	10,700	676,775
		2,735,129
Life Sciences Tools & Services - 1.8%
Azenta, Inc. (A)	21,100	701,786
Bio-Rad Laboratories, Inc., Class A (A)	13,160	3,987,348
IQVIA Holdings, Inc. (A)	19,400	4,372,954
Maravai LifeSciences Holdings, Inc., Class A (A)	75,850	246,513
		9,308,601
Machinery - 2.1%
CNH Industrial NV	312,500	2,881,250
Columbus McKinnon Corp.	10,100	174,225
Douglas Dynamics, Inc.	17,100	558,315
Flowserve Corp.	9,200	638,296
Gencor Industries, Inc. (A)	42,000	544,320
Miller Industries, Inc.	19,850	741,794
Mueller Industries, Inc.	43,350	4,976,580
Oshkosh Corp.	5,750	722,373
		11,237,153
Media - 2.8%
Charter Communications, Inc., Class A (A)	12,000	2,505,000
News Corp., Class A	182,800	4,774,736
Omnicom Group, Inc.	34,600	2,793,950
Perion Network Ltd. (A)(B)	29,650	284,047
Sirius XM Holdings, Inc. (B)	228,023	4,559,320
		14,917,053
Metals & Mining - 1.7%
Century Aluminum Co. (A)	2,000	78,360
Commercial Metals Co.	87,000	6,022,140
Kaiser Aluminum Corp.	14,475	1,662,598
Metallus, Inc. (A)	72,350	1,241,526
		9,004,624
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 2.1%
Dominion Energy, Inc.	126,100	$ 7,388,199
Northwestern Energy Group, Inc.	62,600	4,040,204
		11,428,403
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A	74,450	620,913
Oil, Gas & Consumable Fuels - 4.2%
Delek U.S. Holdings, Inc.	35,900	1,064,794
Expand Energy Corp.	37,000	4,083,320
Gulfport Energy Corp. (A)	5,000	1,039,950
HF Sinclair Corp.	90,000	4,147,200
Kinder Morgan, Inc.	136,400	3,749,636
Magnolia Oil & Gas Corp., Class A	164,600	3,603,094
Ovintiv, Inc.	41,400	1,622,466
REX American Resources Corp. (A)	67,250	2,173,520
Teekay Tankers Ltd., Class A	12,100	646,382
		22,130,362
Pharmaceuticals - 4.2%
Amphastar Pharmaceuticals, Inc. (A)	23,500	629,330
Innoviva, Inc. (A)	108,000	2,158,920
Jazz Pharmaceuticals PLC (A)	39,150	6,655,500
Perrigo Co. PLC	495,600	6,898,752
Supernus Pharmaceuticals, Inc. (A)	15,050	747,985
Viatris, Inc.	439,000	5,465,550
		22,556,037
Professional Services - 3.1%
Amentum Holdings, Inc. (A)	154,196	4,471,684
Clarivate PLC (A)(B)	813,000	2,715,420
FTI Consulting, Inc. (A)	2,600	444,158
ICF International, Inc.	6,800	580,040
Jacobs Solutions, Inc.	9,600	1,271,616
KBR, Inc.	41,700	1,676,340
Leidos Holdings, Inc.	7,825	1,411,630
Science Applications International Corp.	9,625	968,852
SS&C Technologies Holdings, Inc.	34,100	2,981,022
		16,520,762
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	71,700	1,243,278
Residential REITs - 0.2%
Centerspace	16,900	1,127,568
Retail REITs - 0.5%
Agree Realty Corp.	20,100	1,447,803
Kite Realty Group Trust	51,150	1,226,066
		2,673,869
Semiconductors & Semiconductor Equipment - 2.7%
Cohu, Inc. (A)	78,000	1,815,060
Kulicke & Soffa Industries, Inc.	11,950	544,442
MKS, Inc.	13,600	2,173,280
Onto Innovation, Inc. (A)	9,400	1,483,884
Silicon Motion Technology Corp., ADR	32,800	3,040,560
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd. (A)	33,725	$ 3,959,989
Universal Display Corp.	9,750	1,138,605
		14,155,820
Software - 0.9%
Adeia, Inc.	141,400	2,439,150
Progress Software Corp. (A)	49,850	2,141,556
		4,580,706
Specialized REITs - 1.3%
Gaming & Leisure Properties, Inc.	158,052	7,063,344
Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A (A)	18,350	2,309,714
Academy Sports & Outdoors, Inc.	14,750	736,910
American Eagle Outfitters, Inc.	50,500	1,331,685
Lithia Motors, Inc.	8,900	2,957,737
Urban Outfitters, Inc. (A)	36,200	2,724,412
Williams-Sonoma, Inc.	8,825	1,576,057
		11,636,515
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	24,000	999,360
Tapestry, Inc.	13,150	1,680,176
		2,679,536
Trading Companies & Distributors - 0.5%
WESCO International, Inc.	11,900	2,911,216
Total Common Stocks (Cost $439,146,997)		514,220,666
	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (F)	1,568,311	$ 1,568,311
Total Other Investment Company (Cost $1,568,311)		1,568,311

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.35% (F), dated 12/31/2025, to be repurchased at $17,170,995 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $17,513,334.	$ 17,169,707	17,169,707
Total Repurchase Agreement (Cost $17,169,707)		17,169,707
Total Investments (Cost $457,885,015)		532,958,684
Net Other Assets (Liabilities) - (0.3)%		(1,626,750)
Net Assets - 100.0%		$ 531,331,934
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$514,220,666	$—	$0	$514,220,666
Other Investment Company	1,568,311	—	—	1,568,311
Repurchase Agreement	—	17,169,707	—	17,169,707
Total Investments	$515,788,977	$17,169,707	$0	$532,958,684
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $5,695,920, collateralized by cash collateral of $1,568,311 and non-cash collateral, such as U.S. government securities of $4,292,557. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At December 31, 2025, the total value of the securities is $0, representing less than 0.0% of the Portfolio’s net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At December 31, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at December 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(H)	Level 3 security was not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $440,715,308) (including securities loaned of $5,695,920)	$515,788,977
Repurchase agreement, at value (cost $17,169,707)	17,169,707
Receivables and other assets:
Investments sold	519,932
Net income from securities lending	4,419
Shares of beneficial interest sold	33,993
Dividends	512,324
Interest	644
Total assets	534,029,996
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,568,311
Payables and other liabilities:
Investments purchased	530,913
Shares of beneficial interest redeemed	50,488
Due to custodian	42,800
Investment management fees	363,789
Distribution and service fees	53,368
Transfer agent costs	529
Trustee and CCO fees	173
Audit and tax fees	19,736
Custody fees	9,791
Legal fees	3,906
Printing and shareholder reports fees	38,672
Other accrued expenses	15,586
Total liabilities	2,698,062
Net assets	$531,331,934
Net assets consist of:
Capital stock ($0.01 par value)	$281,486
Additional paid-in capital	427,591,536
Total distributable earnings (accumulated losses)	103,458,912
Net assets	$531,331,934
Net assets by class:
Initial Class	$297,405,833
Service Class	233,926,101
Shares outstanding:
Initial Class	15,395,382
Service Class	12,753,207
Net asset value and offering price per share:
Initial Class	$19.32
Service Class	18.34
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$11,017,369
Interest income	322,469
Net income from securities lending	72,302
Withholding taxes on foreign income	(2,132)
Total investment income	11,410,008
Expenses:
Investment management fees	3,906,518
Distribution and service fees:
Service Class	573,013
Transfer agent costs	5,737
Trustee and CCO fees	26,849
Audit and tax fees	26,211
Custody fees	38,446
Legal fees	47,790
Printing and shareholder reports fees	131,279
Other	50,243
Total expenses	4,806,086
Net investment income (loss)	6,603,922
Net realized gain (loss) on:
Investments	35,953,753
Foreign currency transactions	25
Net realized gain (loss)	35,953,778
Net change in unrealized appreciation (depreciation) on:
Investments	5,361,125
Translation of assets and liabilities denominated in foreign currencies	(3)
Net change in unrealized appreciation (depreciation)	5,361,122
Net realized and change in unrealized gain (loss)	41,314,900
Net increase (decrease) in net assets resulting from operations	$47,918,822
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$6,603,922	$5,658,756
Net realized gain (loss)	35,953,778	57,442,605
Net change in unrealized appreciation (depreciation)	5,361,122	(17,587,537)
Net increase (decrease) in net assets resulting from operations	47,918,822	45,513,824
Dividends and/or distributions to shareholders:
Initial Class	(33,842,926)	(12,426,473)
Service Class	(27,567,273)	(9,599,830)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(61,410,199)	(22,026,303)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,811,488	6,051,327
Service Class	10,402,937	15,809,482
	12,214,425	21,860,809
Dividends and/or distributions reinvested:
Initial Class	33,842,926	12,426,473
Service Class	27,567,273	9,599,830
	61,410,199	22,026,303
Cost of shares redeemed:
Initial Class	(30,509,684)	(38,980,168)
Service Class	(31,348,745)	(33,088,605)
	(61,858,429)	(72,068,773)
Net increase (decrease) in net assets resulting from capital share transactions	11,766,195	(28,181,661)
Net increase (decrease) in net assets	(1,725,182)	(4,694,140)
Net assets:
Beginning of year	533,057,116	537,751,256
End of year	$531,331,934	$533,057,116
Capital share transactions - shares:
Shares issued:
Initial Class	92,294	304,972
Service Class	556,512	836,913
	648,806	1,141,885
Shares reinvested:
Initial Class	1,786,849	622,569
Service Class	1,531,515	503,136
	3,318,364	1,125,705
Shares redeemed:
Initial Class	(1,569,963)	(1,973,620)
Service Class	(1,700,609)	(1,748,404)
	(3,270,572)	(3,722,024)
Net increase (decrease) in shares outstanding:
Initial Class	309,180	(1,046,079)
Service Class	387,418	(408,355)
	696,598	(1,454,434)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$19.82	$18.96	$18.83	$24.43	$19.19
Investment operations:
Net investment income (loss)(A)	0.27	0.23	0.19	0.20	0.13
Net realized and unrealized gain (loss)	1.63	1.46	2.05	(2.09)	5.26
Total investment operations	1.90	1.69	2.24	(1.89)	5.39
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.19)	(0.21)	(0.14)	(0.15)
Net realized gains	(2.14)	(0.64)	(1.90)	(3.57)	—
Total dividends and/or distributions to shareholders	(2.40)	(0.83)	(2.11)	(3.71)	(0.15)
Net asset value, end of year	$19.32	$19.82	$18.96	$18.83	$24.43
Total return(B)	9.81%	8.86%	12.40%	(8.31)%	28.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$297,406	$298,987	$305,914	$298,340	$355,144
Expenses to average net assets	0.81%	0.82%	0.85%	0.81%	0.82%
Net investment income (loss) to average net assets	1.38%	1.15%	0.98%	0.91%	0.57%
Portfolio turnover rate	47%	51%	33%	44%	46%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$18.93	$18.15	$18.10	$23.62	$18.57
Investment operations:
Net investment income (loss)(A)	0.21	0.17	0.13	0.14	0.07
Net realized and unrealized gain (loss)	1.55	1.39	1.98	(2.01)	5.09
Total investment operations	1.76	1.56	2.11	(1.87)	5.16
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.14)	(0.16)	(0.08)	(0.11)
Net realized gains	(2.14)	(0.64)	(1.90)	(3.57)	—
Total dividends and/or distributions to shareholders	(2.35)	(0.78)	(2.06)	(3.65)	(0.11)
Net asset value, end of year	$18.34	$18.93	$18.15	$18.10	$23.62
Total return(B)	9.51%	8.56%	12.15%	(8.53)%	27.81%
Ratio and supplemental data:
Net assets end of year (000’s)	$233,926	$234,070	$231,837	$219,682	$276,007
Expenses to average net assets	1.06%	1.07%	1.10%	1.06%	1.07%
Net investment income (loss) to average net assets	1.13%	0.90%	0.73%	0.66%	0.32%
Portfolio turnover rate	47%	51%	33%	44%	46%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended December 31, 2025, commissions recaptured are $15,462.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,568,311	$—	$—	$—	$1,568,311
Total Borrowings	$1,568,311	$—	$—	$—	$1,568,311
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.775%
Over $100 million up to $350 million	0.755
Over $350 million up to $500 million	0.735
Over $500 million up to $750 million	0.725
Over $750 million up to $1 billion	0.715
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.83%	May 1, 2026
Service Class	1.08	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$234,745,977	$—	$277,601,825	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$473,301,415	$99,239,354	$(39,582,085)	$59,657,269
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$16,011,132	$—	$45,399,067	$—	$4,640,398	$—	$17,385,905	$—
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$13,976,788	$—	$29,824,857	$—	$—	$—	$59,657,267
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Small/Mid Cap Value VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Small/Mid Cap Value VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $45,399,067 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica T. Rowe Price Small Cap VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 3.5%
Archer Aviation, Inc., Class A (A)	33,000	$ 248,160
ATI, Inc. (A)	23,951	2,748,617
Beta Technologies, Inc., Class A (A)	13,331	376,067
BWX Technologies, Inc.	9,428	1,629,535
Carpenter Technology Corp.	7,532	2,371,375
Curtiss-Wright Corp.	4,040	2,227,131
Hexcel Corp.	29,535	2,182,636
Karman Holdings, Inc. (A)	44,099	3,226,724
Kratos Defense & Security Solutions, Inc. (A)	24,900	1,890,159
Leonardo DRS, Inc.	41,377	1,410,542
Moog, Inc., Class A	7,525	1,832,714
VSE Corp.	2,010	347,268
Woodward, Inc.	8,066	2,438,513
		22,929,441
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (A)	22,084	1,162,502
Automobile Components - 0.6%
Dorman Products, Inc. (A)	18,581	2,288,993
Visteon Corp.	19,310	1,836,381
		4,125,374
Banks - 2.3%
Bancorp, Inc. (A)	47,362	3,197,882
First BanCorp	176,919	3,667,531
International Bancshares Corp.	13,519	898,202
Popular, Inc.	22,632	2,818,137
UMB Financial Corp.	14,200	1,633,568
Webster Financial Corp.	47,732	3,004,252
		15,219,572
Beverages - 0.3%
Coca-Cola Consolidated, Inc.	12,656	1,940,165
Biotechnology - 12.6%
ACADIA Pharmaceuticals, Inc. (A)	28,105	750,685
ADMA Biologics, Inc. (A)	119,867	2,186,374
Alkermes PLC (A)	83,466	2,335,379
Apogee Therapeutics, Inc. (A)	20,839	1,572,928
Arcellx, Inc. (A)	24,706	1,610,831
Arcutis Biotherapeutics, Inc. (A)	19,750	573,540
Arrowhead Pharmaceuticals, Inc. (A)	17,113	1,136,132
Ascendis Pharma AS, ADR (A)	6,149	1,311,213
Beam Therapeutics, Inc. (A)	69,201	1,918,252
Bicara Therapeutics, Inc. (A)	22,700	382,041
Biohaven Ltd. (A)	48,811	551,076
Bridgebio Pharma, Inc. (A)	74,248	5,679,229
Caris Life Sciences, Inc. (A)	10,442	281,725
Catalyst Pharmaceuticals, Inc. (A)	39,506	922,070
Celcuity, Inc. (A)	9,846	982,040
Celldex Therapeutics, Inc. (A)	21,583	586,194
Centessa Pharmaceuticals PLC, ADR (A)	29,908	747,999
CG oncology, Inc. (A)	49,857	2,070,063
Cogent Biosciences, Inc. (A)	50,762	1,803,066
Cytokinetics, Inc. (A)	16,156	1,026,552
Denali Therapeutics, Inc. (A)	84,548	1,395,887
Dianthus Therapeutics, Inc. (A)	7,627	314,309
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Disc Medicine, Inc. (A)	20,553	$ 1,632,114
Dyne Therapeutics, Inc. (A)	42,541	832,102
GRAIL, Inc. (A)	3,400	291,006
Halozyme Therapeutics, Inc. (A)	7,053	474,667
Ideaya Biosciences, Inc. (A)	8,900	307,673
Immunome, Inc. (A)	17,986	386,339
Immunovant, Inc. (A)	8,600	218,612
Insmed, Inc. (A)	6,196	1,078,352
Ionis Pharmaceuticals, Inc. (A)	17,108	1,353,414
Janux Therapeutics, Inc. (A)	10,200	140,760
Krystal Biotech, Inc. (A)	6,095	1,502,661
Kymera Therapeutics, Inc. (A)	45,697	3,555,684
Madrigal Pharmaceuticals, Inc., ADR (A)	5,847	3,404,942
Mineralys Therapeutics, Inc. (A)	33,598	1,219,271
Mirum Pharmaceuticals, Inc. (A)	25,594	2,021,670
Monte Rosa Therapeutics, Inc. (A)(B)	42,100	660,128
Natera, Inc. (A)	13,777	3,156,173
Neurocrine Biosciences, Inc. (A)	9,001	1,276,612
Nurix Therapeutics, Inc. (A)	36,030	683,489
Nuvalent, Inc., Class A (A)	30,977	3,115,976
ORIC Pharmaceuticals, Inc. (A)	48,890	399,920
Praxis Precision Medicines, Inc. (A)	7,142	2,105,033
Protagonist Therapeutics, Inc. (A)	7,578	661,863
PTC Therapeutics, Inc. (A)	24,556	1,865,274
Replimune Group, Inc. (A)	132,971	1,292,478
Revolution Medicines, Inc. (A)	21,228	1,690,810
Rhythm Pharmaceuticals, Inc. (A)	24,280	2,598,931
Roivant Sciences Ltd. (A)	28,300	614,110
Scholar Rock Holding Corp. (A)	67,694	2,981,921
Soleno Therapeutics, Inc. (A)	32,227	1,492,110
Spyre Therapeutics, Inc. (A)	21,619	708,238
Stoke Therapeutics, Inc. (A)	25,696	815,591
TG Therapeutics, Inc. (A)	27,969	833,756
Travere Therapeutics, Inc. (A)	24,866	950,130
Ultragenyx Pharmaceutical, Inc. (A)	23,996	551,908
Vaxcyte, Inc. (A)	11,693	539,515
Vera Therapeutics, Inc. (A)	53,604	2,714,507
Viridian Therapeutics, Inc. (A)	47,174	1,468,055
Xencor, Inc. (A)	43,657	668,389
Xenon Pharmaceuticals, Inc. (A)	13,673	612,824
		83,014,593
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	11,300	1,238,593
Building Products - 2.0%
AAON, Inc. (B)	11,959	911,874
AZZ, Inc.	14,846	1,591,194
CSW Industrials, Inc.	8,121	2,383,757
Griffon Corp.	23,043	1,697,117
Modine Manufacturing Co. (A)	32,100	4,285,671
Simpson Manufacturing Co., Inc.	14,441	2,331,788
		13,201,401
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	7,617	2,195,829
Galaxy Digital, Inc., Class A (A)(B)	32,600	728,936
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Hamilton Lane, Inc., Class A	4,056	$ 544,761
Lazard, Inc.	23,557	1,143,928
Marex Group PLC	84,342	3,235,359
Moelis & Co., Class A	19,487	1,339,536
StepStone Group, Inc., Class A	29,478	1,891,603
StoneX Group, Inc. (A)	59,959	5,703,900
TPG, Inc.	18,900	1,206,576
		17,990,428
Chemicals - 1.5%
Axalta Coating Systems Ltd. (A)	55,422	1,790,685
Balchem Corp.	8,723	1,337,759
Cabot Corp.	25,101	1,663,694
Element Solutions, Inc.	26,015	650,115
NewMarket Corp.	3,271	2,248,028
RPM International, Inc.	22,423	2,331,992
		10,022,273
Commercial Services & Supplies - 0.5%
Brink's Co.	27,087	3,161,865
Construction & Engineering - 3.3%
API Group Corp. (A)	80,719	3,088,309
Argan, Inc.	2,700	845,964
Dycom Industries, Inc. (A)	7,585	2,562,971
EMCOR Group, Inc.	1,068	653,392
Fluor Corp. (A)	15,200	602,376
Granite Construction, Inc.	4,900	565,215
IES Holdings, Inc. (A)	3,348	1,302,439
Primoris Services Corp.	24,800	3,078,672
Sterling Infrastructure, Inc. (A)	18,637	5,707,209
Valmont Industries, Inc.	7,538	3,032,688
		21,439,235
Construction Materials - 0.5%
Eagle Materials, Inc.	6,205	1,282,449
Knife River Corp. (A)	30,542	2,148,630
		3,431,079
Consumer Finance - 1.2%
Enova International, Inc. (A)	19,082	2,999,690
FirstCash Holdings, Inc.	30,884	4,922,292
		7,921,982
Consumer Staples Distribution & Retail - 0.6%
Casey's General Stores, Inc.	2,785	1,539,297
Performance Food Group Co. (A)	6,563	590,145
PriceSmart, Inc.	11,157	1,368,629
Sprouts Farmers Market, Inc. (A)	5,531	440,655
		3,938,726
Diversified Consumer Services - 2.3%
Adtalem Global Education, Inc. (A)	25,206	2,608,065
Duolingo, Inc. (A)	4,530	795,015
Frontdoor, Inc. (A)	45,760	2,639,894
Grand Canyon Education, Inc. (A)	10,765	1,790,327
H&R Block, Inc.	30,688	1,337,383
Laureate Education, Inc. (A)	71,525	2,408,247
	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Stride, Inc. (A)	28,876	$ 1,874,919
Universal Technical Institute, Inc. (A)	54,450	1,422,778
		14,876,628
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. (A)(C)(D)(E)	66,048	0
Electrical Equipment - 2.3%
Bloom Energy Corp., Class A (A)	46,504	4,040,733
Eos Energy Enterprises, Inc. (A)(B)	20,600	236,076
Fluence Energy, Inc. (A)(B)	18,800	371,864
Nextpower, Inc., Class A (A)	72,138	6,283,941
nVent Electric PLC	33,071	3,372,250
Powell Industries, Inc.	1,600	510,048
Shoals Technologies Group, Inc., Class A (A)	50,790	431,715
		15,246,627
Electronic Equipment, Instruments & Components - 5.9%
Badger Meter, Inc.	10,439	1,820,666
Bel Fuse, Inc., Class B	22,926	3,888,937
Belden, Inc.	47,042	5,482,745
Cognex Corp.	78,818	2,835,872
ePlus, Inc.	13,758	1,206,577
Fabrinet (A)	24,804	11,292,765
Itron, Inc. (A)	27,095	2,516,042
Novanta, Inc. (A)	14,559	1,732,375
OSI Systems, Inc. (A)	13,774	3,513,197
Teledyne Technologies, Inc. (A)	8,958	4,575,119
		38,864,295
Energy Equipment & Services - 1.4%
TechnipFMC PLC	117,861	5,251,886
Tidewater, Inc. (A)	12,900	651,579
Weatherford International PLC	45,519	3,562,317
		9,465,782
Entertainment - 0.5%
IMAX Corp. (A)	30,600	1,130,976
Liberty Live Holdings, Inc., Class C (A)	22,262	1,851,308
TKO Group Holdings, Inc.	2,477	517,693
		3,499,977
Financial Services - 1.8%
Equitable Holdings, Inc.	68,675	3,272,364
Euronet Worldwide, Inc. (A)	8,049	612,609
EVERTEC, Inc.	36,460	1,060,621
Marqeta, Inc., Class A (A)	278,414	1,322,467
Payoneer Global, Inc. (A)	514,295	2,890,338
Sezzle, Inc. (A)(B)	22,549	1,431,298
Shift4 Payments, Inc., Class A (A)(B)	14,053	884,917
		11,474,614
Food Products - 0.3%
Simply Good Foods Co. (A)	35,992	722,720
Vital Farms, Inc. (A)	38,278	1,222,599
		1,945,319
Ground Transportation - 0.4%
Saia, Inc. (A)	8,415	2,747,666
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.4%
CONMED Corp.	7,860	$ 319,116
Globus Medical, Inc., Class A (A)	33,376	2,914,058
Haemonetics Corp. (A)	18,951	1,518,923
Inspire Medical Systems, Inc. (A)	5,216	481,072
iRhythm Technologies, Inc. (A)	2,800	496,832
Lantheus Holdings, Inc. (A)	43,271	2,879,685
LeMaitre Vascular, Inc.	16,158	1,310,414
Merit Medical Systems, Inc. (A)	37,221	3,280,659
Penumbra, Inc. (A)	10,384	3,228,489
PROCEPT BioRobotics Corp. (A)	11,086	348,765
STERIS PLC	5,715	1,448,867
TransMedics Group, Inc. (A)	16,612	2,020,850
UFP Technologies, Inc. (A)	10,004	2,221,188
		22,468,918
Health Care Providers & Services - 5.6%
Addus HomeCare Corp. (A)	13,238	1,421,629
Billiontoone, Inc., Class A (A)	3,056	250,103
BrightSpring Health Services, Inc. (A)	125,593	4,703,458
Concentra Group Holdings Parent, Inc.	54,387	1,070,336
CorVel Corp. (A)	12,689	858,665
Encompass Health Corp.	31,540	3,347,656
Ensign Group, Inc.	33,015	5,751,213
Guardant Health, Inc. (A)	54,153	5,531,187
HealthEquity, Inc. (A)	35,057	3,211,572
Hims & Hers Health, Inc. (A)(B)	24,440	793,567
Option Care Health, Inc. (A)	94,253	3,002,900
RadNet, Inc. (A)	31,182	2,224,836
Tenet Healthcare Corp. (A)	23,348	4,639,714
		36,806,836
Health Care REITs - 0.4%
American Healthcare, Inc.	52,333	2,462,791
Health Care Technology - 0.4%
HeartFlow, Inc. (A)	10,484	305,609
Waystar Holding Corp. (A)	69,146	2,264,531
		2,570,140
Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties, Inc.	18,791	1,778,004
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.	29,346	2,501,453
Brinker International, Inc. (A)	10,630	1,525,617
Cava Group, Inc. (A)	6,900	404,961
Churchill Downs, Inc.	9,670	1,100,252
Dutch Bros, Inc., Class A (A)	28,113	1,721,078
Navan, Inc., Class A (A)	24,325	415,471
Planet Fitness, Inc., Class A (A)	27,978	3,034,774
Travel & Leisure Co.	19,756	1,393,391
United Parks & Resorts, Inc. (A)	14,596	529,835
Wingstop, Inc.	9,139	2,179,560
		14,806,392
Household Durables - 1.6%
Cavco Industries, Inc. (A)	5,757	3,400,890
Green Brick Partners, Inc. (A)	34,003	2,130,628
	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Installed Building Products, Inc.	11,693	$ 3,033,048
SharkNinja, Inc. (A)	5,400	604,260
TopBuild Corp. (A)	3,701	1,544,020
		10,712,846
Industrial REITs - 0.1%
Rexford Industrial Realty, Inc.	18,573	719,146
Insurance - 1.2%
Oscar Health, Inc., Class A (A)	42,000	603,540
Palomar Holdings, Inc. (A)	15,506	2,089,589
Primerica, Inc.	7,368	1,903,596
Skyward Specialty Insurance Group, Inc. (A)	59,305	3,031,079
		7,627,804
Interactive Media & Services - 0.4%
Cargurus, Inc. (A)	18,073	693,100
Cars.com, Inc. (A)	42,321	516,316
Pinterest, Inc., Class A (A)	56,500	1,462,785
		2,672,201
IT Services - 0.2%
Applied Digital Corp. (A)(B)	14,500	355,540
Okta, Inc. (A)	14,075	1,217,065
		1,572,605
Life Sciences Tools & Services - 0.7%
Adaptive Biotechnologies Corp. (A)	86,379	1,402,795
Medpace Holdings, Inc. (A)	3,476	1,952,295
Repligen Corp. (A)	8,971	1,469,988
		4,825,078
Machinery - 6.5%
Alamo Group, Inc.	1,957	328,522
Allison Transmission Holdings, Inc.	15,865	1,553,184
Atmus Filtration Technologies, Inc.	94,801	4,921,120
Crane Co.	9,339	1,722,392
Esab Corp.	42,307	4,726,538
ESCO Technologies, Inc.	7,816	1,527,168
Federal Signal Corp.	41,941	4,554,373
JBT Marel Corp.	15,137	2,280,692
Kadant, Inc.	10,959	3,123,534
Mueller Industries, Inc.	34,587	3,970,588
RBC Bearings, Inc. (A)	1,843	826,456
SPX Technologies, Inc. (A)	29,555	5,912,773
Toro Co.	22,910	1,803,475
Watts Water Technologies, Inc., Class A	19,193	5,297,652
		42,548,467
Marine Transportation - 0.3%
Kirby Corp. (A)	17,846	1,966,272
Media - 0.6%
DoubleVerify Holdings, Inc. (A)	117,921	1,349,016
Magnite, Inc. (A)	35,345	573,649
Nexstar Media Group, Inc.	8,512	1,728,362
		3,651,027
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 1.6%
Alamos Gold, Inc., Class A (B)	15,800	$ 610,106
Alpha Metallurgical Resources, Inc. (A)	6,249	1,249,050
Coeur Mining, Inc. (A)	196,724	3,507,589
Ivanhoe Electric, Inc. (A)	48,989	782,844
MP Materials Corp. (A)(B)	20,204	1,020,706
Warrior Met Coal, Inc.	34,559	3,047,067
		10,217,362
Oil, Gas & Consumable Fuels - 2.4%
Centrus Energy Corp., Class A (A)(B)	9,122	2,214,457
Energy Fuels, Inc. (A)(B)	12,100	175,934
Gulfport Energy Corp. (A)	6,900	1,435,131
Matador Resources Co.	21,377	907,240
Permian Resources Corp.	186,788	2,620,635
Range Resources Corp.	56,832	2,003,896
Uranium Energy Corp. (A)	343,619	4,013,470
Viper Energy, Inc., Class A	53,228	2,056,198
		15,426,961
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	11,304	912,911
Passenger Airlines - 0.2%
Sun Country Airlines Holdings, Inc. (A)	81,517	1,173,030
Personal Care Products - 0.5%
elf Beauty, Inc. (A)	27,234	2,070,873
Interparfums, Inc.	11,590	983,180
		3,054,053
Pharmaceuticals - 1.8%
Axsome Therapeutics, Inc. (A)	26,850	4,903,884
Corcept Therapeutics, Inc. (A)	12,100	421,080
Crinetics Pharmaceuticals, Inc. (A)	65,358	3,042,415
LENZ Therapeutics, Inc. (A)(B)	13,239	211,824
Prestige Consumer Healthcare, Inc. (A)	27,135	1,673,958
WaVe Life Sciences Ltd. (A)	93,324	1,586,508
		11,839,669
Professional Services - 2.7%
Booz Allen Hamilton Holding Corp.	18,356	1,548,512
Broadridge Financial Solutions, Inc., ADR	1,870	417,328
CACI International, Inc., Class A (A)	1,351	719,826
ExlService Holdings, Inc. (A)	47,949	2,034,956
FTI Consulting, Inc. (A)	9,929	1,696,171
Genpact Ltd.	52,951	2,477,048
Huron Consulting Group, Inc. (A)	10,923	1,888,696
Legalzoom.com, Inc. (A)	100,782	1,000,765
Upwork, Inc. (A)	275,736	5,465,088
Verra Mobility Corp. (A)	34,379	770,433
		18,018,823
Semiconductors & Semiconductor Equipment - 6.4%
Astera Labs, Inc. (A)	2,900	482,444
Axcelis Technologies, Inc. (A)	21,798	1,751,251
Cirrus Logic, Inc. (A)	12,945	1,533,983
Credo Technology Group Holding Ltd. (A)	46,199	6,647,574
Entegris, Inc.	21,889	1,844,148
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Impinj, Inc. (A)	10,200	$ 1,774,902
Lattice Semiconductor Corp. (A)	46,250	3,403,075
MACOM Technology Solutions Holdings, Inc. (A)	17,314	2,965,542
MKS, Inc.	16,824	2,688,475
Monolithic Power Systems, Inc.	2,192	1,986,741
Onto Innovation, Inc. (A)	12,434	1,962,831
Photronics, Inc. (A)	47,797	1,529,504
Power Integrations, Inc.	14,600	518,884
Rambus, Inc. (A)	98,247	9,027,917
Rigetti Computing, Inc. (A)	38,244	847,105
SiTime Corp. (A)	6,543	2,310,922
Synaptics, Inc. (A)	13,679	1,012,520
		42,287,818
Software - 8.6%
A10 Networks, Inc.	73,096	1,293,068
ACI Worldwide, Inc. (A)	57,060	2,728,039
Agilysys, Inc. (A)	23,748	2,822,212
Alarm.com Holdings, Inc. (A)	21,377	1,090,655
Appfolio, Inc., Class A (A)	15,683	3,648,650
Bill Holdings, Inc. (A)	55,789	3,042,732
BlackLine, Inc. (A)	13,000	718,770
CCC Intelligent Solutions Holdings, Inc. (A)	414,209	3,292,962
Clearwater Analytics Holdings, Inc., Class A (A)	124,895	3,012,467
Commvault Systems, Inc. (A)	22,581	2,830,754
Core Scientific, Inc. (A)	22,900	333,424
CyberArk Software Ltd. (A)	1,387	618,685
Descartes Systems Group, Inc. (A)	37,826	3,315,827
Freshworks, Inc., Class A (A)	83,600	1,024,100
Gitlab, Inc., Class A, Class A (A)	19,600	735,588
HubSpot, Inc. (A)	3,400	1,364,420
InterDigital, Inc. (B)	25,726	8,190,644
JFrog Ltd. (A)	10,200	637,092
Manhattan Associates, Inc. (A)	9,379	1,625,475
Monday.com Ltd. (A)	3,332	491,670
nCino, Inc. (A)	15,300	392,292
Pegasystems, Inc.	32,538	1,943,169
Procore Technologies, Inc. (A)	15,700	1,142,018
PTC, Inc. (A)	18,483	3,219,923
Q2 Holdings, Inc. (A)	28,432	2,051,653
Qualys, Inc. (A)	9,119	1,211,915
SPS Commerce, Inc. (A)	11,265	1,004,050
Teradata Corp. (A)	17,100	520,524
Workiva, Inc. (A)	25,292	2,181,435
		56,484,213
Specialized REITs - 0.4%
Lamar Advertising Co., Class A	12,567	1,590,731
Smartstop Self Storage REIT, Inc.	29,504	912,854
		2,503,585
Specialty Retail - 1.7%
Abercrombie & Fitch Co., Class A (A)	31,617	3,979,632
Asbury Automotive Group, Inc. (A)	3,832	891,055
Boot Barn Holdings, Inc. (A)	17,275	3,048,519
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Build-A-Bear Workshop, Inc. (B)	18,514	$ 1,134,353
Group 1 Automotive, Inc.	5,000	1,966,500
Urban Outfitters, Inc. (A)	4,208	316,694
		11,336,753
Technology Hardware, Storage & Peripherals - 0.5%
IonQ, Inc. (A)(B)	64,676	2,902,012
Pure Storage, Inc., Class A (A)	8,349	559,467
		3,461,479
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC (A)	43,924	1,796,492
Crocs, Inc. (A)	12,557	1,073,875
Deckers Outdoor Corp. (A)	8,158	845,740
Kontoor Brands, Inc.	14,984	915,372
		4,631,479
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	11,799	3,029,629
FTAI Aviation Ltd.	7,460	1,468,501
SiteOne Landscape Supply, Inc. (A)	22,651	2,821,409
		7,319,539
Total Common Stocks (Cost $550,352,831)		654,714,339
	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (F)	1,432,395	$ 1,432,395
Total Other Investment Company (Cost $1,432,395)		1,432,395

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.35% (F), dated 12/31/2025, to be repurchased at $3,285,258 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $3,350,840.	$ 3,285,012	3,285,012
Total Repurchase Agreement (Cost $3,285,012)		3,285,012
Total Investments (Cost $555,070,238)		659,431,746
Net Other Assets (Liabilities) - (0.3)%		(2,073,324)
Net Assets - 100.0%		$ 657,358,422
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$654,714,339	$—	$0	$654,714,339
Other Investment Company	1,432,395	—	—	1,432,395
Repurchase Agreement	—	3,285,012	—	3,285,012
Total Investments	$656,146,734	$3,285,012	$0	$659,431,746
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $17,045,787, collateralized by cash collateral of $1,432,395 and non-cash collateral, such as U.S. government securities of $16,014,180. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At December 31, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(D)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At December 31, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.

(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at December 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Portfolio.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $551,785,226) (including securities loaned of $17,045,787)	$656,146,734
Repurchase agreement, at value (cost $3,285,012)	3,285,012
Receivables and other assets:
Net income from securities lending	4,664
Shares of beneficial interest sold	144,731
Dividends	152,395
Interest	123
Total assets	659,733,659
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,432,395
Payables and other liabilities:
Interest expense	185
Shares of beneficial interest redeemed	293,465
Investment management fees	472,412
Distribution and service fees	92,758
Transfer agent costs	667
Trustee and CCO fees	219
Audit and tax fees	20,111
Custody fees	11,995
Legal fees	4,727
Printing and shareholder reports fees	35,530
Other accrued expenses	10,773
Total liabilities	2,375,237
Net assets	$657,358,422
Net assets consist of:
Capital stock ($0.01 par value)	$638,858
Additional paid-in capital	488,251,169
Total distributable earnings (accumulated losses)	168,468,395
Net assets	$657,358,422
Net assets by class:
Initial Class	$256,047,274
Service Class	401,311,148
Shares outstanding:
Initial Class	22,033,302
Service Class	41,852,467
Net asset value and offering price per share:
Initial Class	$11.62
Service Class	9.59
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$2,763,743
Interest income	61,985
Net income from securities lending	70,304
Withholding taxes on foreign income	(20,149)
Total investment income	2,875,883
Expenses:
Investment management fees	4,970,713
Distribution and service fees:
Service Class	974,515
Transfer agent costs	7,039
Trustee and CCO fees	32,761
Audit and tax fees	26,253
Custody fees	48,377
Legal fees	58,175
Printing and shareholder reports fees	120,598
Interest	185
Other	55,013
Total expenses	6,293,629
Net investment income (loss)	(3,417,746)
Net realized gain (loss) on:
Investments	70,731,973
Foreign currency transactions	11,320
Net realized gain (loss)	70,743,293
Net change in unrealized appreciation (depreciation) on:
Investments	(5,937,765)
Net realized and change in unrealized gain (loss)	64,805,528
Net increase (decrease) in net assets resulting from operations	$61,387,782
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$(3,417,746)	$(3,453,111)
Net realized gain (loss)	70,743,293	112,712,435
Net change in unrealized appreciation (depreciation)	(5,937,765)	(29,608,224)
Net increase (decrease) in net assets resulting from operations	61,387,782	79,651,100
Dividends and/or distributions to shareholders:
Initial Class	(38,205,872)	(9,325,809)
Service Class	(71,630,779)	(16,407,110)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(109,836,651)	(25,732,919)
Capital share transactions:
Proceeds from shares sold:
Initial Class	14,441,836	14,206,639
Service Class	12,830,362	27,980,296
	27,272,198	42,186,935
Dividends and/or distributions reinvested:
Initial Class	38,205,872	9,325,809
Service Class	71,630,779	16,407,110
	109,836,651	25,732,919
Cost of shares redeemed:
Initial Class	(40,030,670)	(103,483,612)
Service Class	(43,351,462)	(55,450,199)
	(83,382,132)	(158,933,811)
Net increase (decrease) in net assets resulting from capital share transactions	53,726,717	(91,013,957)
Net increase (decrease) in net assets	5,277,848	(37,095,776)
Net assets:
Beginning of year	652,080,574	689,176,350
End of year	$657,358,422	$652,080,574
Capital share transactions - shares:
Shares issued:
Initial Class	1,207,312	1,158,421
Service Class	1,262,065	2,628,756
	2,469,377	3,787,177
Shares reinvested:
Initial Class	3,378,061	744,873
Service Class	7,669,249	1,534,809
	11,047,310	2,279,682
Shares redeemed:
Initial Class	(3,326,881)	(8,653,630)
Service Class	(4,336,636)	(5,235,601)
	(7,663,517)	(13,889,231)
Net increase (decrease) in shares outstanding:
Initial Class	1,258,492	(6,750,336)
Service Class	4,594,678	(1,072,036)
	5,853,170	(7,822,372)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.40	$11.39	$9.78	$19.01	$18.92
Investment operations:
Net investment income (loss)(A)	(0.05)	(0.04)	(0.03)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	1.27	1.50	2.07	(3.97)	2.17
Total investment operations	1.22	1.46	2.04	(4.00)	2.09
Dividends and/or distributions to shareholders:
Net realized gains	(2.00)	(0.45)	(0.43)	(5.23)	(2.00)
Net asset value, end of year	$11.62	$12.40	$11.39	$9.78	$19.01
Total return(B)	10.27%	12.78%	21.20%	(22.39)%	11.37%
Ratio and supplemental data:
Net assets end of year (000’s)	$256,047	$257,691	$313,491	$272,748	$448,767
Expenses to average net assets	0.83%	0.83%	0.84%	0.81%	0.81%
Net investment income (loss) to average net assets	(0.38)%	(0.37)%	(0.31)%	(0.24)%	(0.43)%
Portfolio turnover rate	51%	45%	46%	33%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.59	$9.80	$8.49	$17.39	$17.51
Investment operations:
Net investment income (loss)(A)	(0.06)	(0.06)	(0.05)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	1.06	1.30	1.79	(3.61)	2.00
Total investment operations	1.00	1.24	1.74	(3.67)	1.88
Dividends and/or distributions to shareholders:
Net realized gains	(2.00)	(0.45)	(0.43)	(5.23)	(2.00)
Net asset value, end of year	$9.59	$10.59	$9.80	$8.49	$17.39
Total return(B)	9.93%	12.61%	20.88%	(22.60)%	11.08%
Ratio and supplemental data:
Net assets end of year (000’s)	$401,311	$394,390	$375,685	$334,348	$479,458
Expenses to average net assets	1.08%	1.08%	1.09%	1.06%	1.06%
Net investment income (loss) to average net assets	(0.63)%	(0.62)%	(0.56)%	(0.49)%	(0.67)%
Portfolio turnover rate	51%	45%	46%	33%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the year ended December 31, 2025 by the Portfolio.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the year ended December 31, 2025, the Portfolio's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$1,300,000	1	5.13%
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,432,395	$—	$—	$—	$1,432,395
Total Borrowings	$1,432,395	$—	$—	$—	$1,432,395
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.78%
Over $1 billion up to $1.5 billion	0.77
Over $1.5 billion	0.76
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2026
Service Class	1.13	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$321,909,689	$—	$378,720,711	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and passive foreign investment companies. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$556,227,743	$136,306,022	$(33,102,019)	$103,204,003
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$20,251,579	$—	$89,585,072	$—	$—	$—	$25,732,919	$—
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$2,777,279	$—	$62,487,113	$—	$—	$—	$103,204,003
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica T. Rowe Price Small Cap VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $89,585,072 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica TSW International Equity VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 91.9%
Australia - 2.3%
BHP Group Ltd.	10,500	$ 316,881
Macquarie Group Ltd.	11,100	1,499,944
Santos Ltd.	294,100	1,207,923
Sonic Healthcare Ltd.	69,600	1,047,966
Whitehaven Coal Ltd.	150,600	775,213
		4,847,927
Belgium - 2.1%
Anheuser-Busch InBev SA	28,000	1,797,068
KBC Group NV	19,700	2,565,648
		4,362,716
Canada - 1.0%
Canadian National Railway Co.	10,400	1,028,597
CCL Industries, Inc., Class B	18,600	1,174,908
		2,203,505
Denmark - 0.6%
Novo Nordisk AS, Class B	17,200	872,357
Rockwool AS, B Shares	10,200	358,366
		1,230,723
France - 11.3%
Accor SA	40,200	2,266,332
Amundi SA (A)	18,800	1,553,816
Capgemini SE	13,898	2,307,737
Cie de Saint-Gobain SA	15,300	1,555,886
Edenred SE	49,600	1,096,456
FDJ UNITED	11,200	310,024
Rexel SA	20,100	788,365
Sanofi SA	21,768	2,106,166
Societe Generale SA	59,400	4,781,936
Sodexo SA	17,200	881,259
Teleperformance SE	9,600	694,751
TotalEnergies SE	28,300	1,845,103
Veolia Environnement SA	104,256	3,627,845
		23,815,676
Germany - 11.2%
Allianz SE	4,341	2,007,179
BASF SE	22,400	1,178,656
CTS Eventim AG & Co. KGaA	10,700	979,503
Deutsche Boerse AG	8,000	2,102,570
Deutsche Post AG	31,700	1,728,465
Heidelberg Materials AG	10,400	2,696,271
Infineon Technologies AG	55,085	2,403,410
Merck KGaA	14,500	2,069,486
SAP SE	13,600	3,304,372
Siemens AG	12,007	3,362,877
Zalando SE (A)(B)	59,900	1,767,472
		23,600,261
Hong Kong - 3.1%
AIA Group Ltd.	242,600	2,497,104
CK Asset Holdings Ltd.	257,000	1,299,619
CK Hutchison Holdings Ltd.	364,500	2,478,037
SITC International Holdings Co. Ltd.	83,000	297,007
		6,571,767
	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.3%
AerCap Holdings NV	20,890	$ 3,003,146
AIB Group PLC	301,400	3,222,071
DCC PLC	29,280	1,824,106
Ryanair Holdings PLC	35,700	1,230,850
Smurfit WestRock PLC	46,521	1,798,967
		11,079,140
Israel - 0.7%
Check Point Software Technologies Ltd. (B)	8,100	1,503,036
Japan - 18.5%
Canon, Inc. (C)	35,600	1,053,354
Dai Nippon Printing Co. Ltd.	42,000	722,987
Daikin Industries Ltd.	8,200	1,048,713
FANUC Corp.	40,900	1,591,654
Fujitsu Ltd.	106,400	2,924,181
Hitachi Ltd.	122,600	3,844,928
Komatsu Ltd.	33,800	1,072,557
Kyocera Corp.	110,700	1,551,870
Nintendo Co. Ltd.	12,100	816,926
Nomura Holdings, Inc.	106,300	885,529
Olympus Corp.	108,500	1,375,699
ORIX Corp.	122,900	3,594,489
Panasonic Holdings Corp.	137,800	1,786,443
Rakuten Group, Inc. (B)	222,200	1,423,850
Renesas Electronics Corp. (B)	100,800	1,380,642
SBI Holdings, Inc.	120,800	2,603,239
Seven & i Holdings Co. Ltd.	175,800	2,525,720
Sony Group Corp.	161,100	4,132,371
Sumitomo Mitsui Financial Group, Inc.	122,700	3,946,205
Toyota Industries Corp.	5,100	578,169
		38,859,526
Luxembourg - 1.8%
ArcelorMittal SA	10,700	491,339
Eurofins Scientific SE	24,700	1,806,271
Tenaris SA	76,700	1,479,992
		3,777,602
Netherlands - 4.9%
ASML Holding NV	4,255	4,584,848
EXOR NV	5,700	484,182
ING Groep NV, Series N	84,400	2,372,334
Koninklijke Philips NV	29,720	809,252
Magnum Ice Cream Co. NV (B)(C)	3,254	51,648
Prosus NV	34,100	2,111,436
		10,413,700
Norway - 2.3%
Aker BP ASA	56,438	1,436,130
DNB Bank ASA	124,900	3,479,809
		4,915,939
Republic of Korea - 1.7%
Samsung Electronics Co. Ltd.	43,600	3,654,329
Singapore - 1.4%
DBS Group Holdings Ltd.	68,270	2,990,541
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.6%
Boliden AB (B)	24,800	$ 1,373,827
Essity AB, Class B	54,600	1,569,824
Skandinaviska Enskilda Banken AB, Class A	115,300	2,430,949
		5,374,600
Switzerland - 7.0%
Cie Financiere Richemont SA, Class A	10,100	2,178,074
Glencore PLC (B)	308,100	1,684,278
Julius Baer Group Ltd.	19,200	1,500,111
Nestle SA	29,176	2,895,984
Novartis AG	13,180	1,816,150
Roche Holding AG	11,032	4,555,887
		14,630,484
United Kingdom - 13.5%
Ashtead Group PLC	22,200	1,513,579
Aviva PLC	164,665	1,514,081
Barratt Redrow PLC	161,300	828,628
Beazley PLC	36,300	405,928
BP PLC	322,700	1,881,975
Bunzl PLC	22,500	628,290
GSK PLC	88,480	2,169,283
Inchcape PLC	102,787	1,065,463
Informa PLC	66,304	786,712
Kingfisher PLC	190,500	801,920
Legal & General Group PLC	437,200	1,538,768
Lloyds Banking Group PLC	3,025,000	4,001,211
Pearson PLC	82,500	1,166,470
Persimmon PLC	46,600	851,790
Reckitt Benckiser Group PLC	26,700	2,160,547
Shell PLC	61,300	2,259,043
Smith & Nephew PLC	51,900	863,146
Tesco PLC	304,874	1,813,034
Unilever PLC	22,660	1,480,541
Wise PLC, Class A (B)	62,200	745,157
		28,475,566
	Shares	Value
COMMON STOCKS (continued)
United States - 0.6%
Linde PLC	2,800	$ 1,193,892
Total Common Stocks (Cost $144,339,638)		193,500,930
PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA,
2.92% (D)	15,900	1,297,198
Total Preferred Stock (Cost $1,251,285)		1,297,198
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.79% (D)	1,133,620	1,133,620
Total Other Investment Company (Cost $1,133,620)		1,133,620

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.35% (D), dated 12/31/2025, to be repurchased at $1,953,368 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $1,992,416.	$ 1,953,221	1,953,221
Total Repurchase Agreement (Cost $1,953,221)		1,953,221
Total Investments (Cost $148,677,764)		197,884,969
Net Other Assets (Liabilities) - 6.0%		12,668,364
Net Assets - 100.0%		$ 210,553,333
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	15.1%	$29,790,704
Pharmaceuticals	6.9	13,589,329
Industrial Conglomerates	5.8	11,509,948
Capital Markets	5.1	10,145,209
Oil, Gas & Consumable Fuels	4.8	9,405,387
Semiconductors & Semiconductor Equipment	4.2	8,368,900
Insurance	4.0	7,963,060
Household Durables	3.8	7,599,232
Trading Companies & Distributors	3.0	5,933,380
Financial Services	3.0	5,920,284
IT Services	2.6	5,231,918
Household Products	2.5	5,027,569
Software	2.4	4,807,408
Technology Hardware, Storage & Peripherals	2.4	4,707,683
Consumer Staples Distribution & Retail	2.2	4,338,754
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Metals & Mining	2.0%	$3,866,325
Multi-Utilities	1.8	3,627,845
Broadline Retail	1.8	3,535,286
Hotels, Restaurants & Leisure	1.7	3,457,615
Machinery	1.6	3,242,380
Health Care Equipment & Supplies	1.5	3,048,097
Containers & Packaging	1.5	2,973,875
Building Products	1.5	2,962,965
Food Products	1.5	2,947,632
Construction Materials	1.4	2,696,271
Specialty Retail	1.3	2,569,392
Chemicals	1.2	2,372,548
Textiles, Apparel & Luxury Goods	1.1	2,178,074
Life Sciences Tools & Services	0.9	1,806,271
Beverages	0.9	1,797,068
Entertainment	0.9	1,796,429
Air Freight & Logistics	0.9	1,728,465
Electronic Equipment, Instruments & Components	0.8	1,551,870
Personal Care Products	0.8	1,480,541
Energy Equipment & Services	0.7	1,479,992
Real Estate Management & Development	0.7	1,299,619
Passenger Airlines	0.6	1,230,850
Diversified Consumer Services	0.6	1,166,470
Distributors	0.5	1,065,463
Health Care Providers & Services	0.5	1,047,966
Ground Transportation	0.5	1,028,597
Media	0.4	786,712
Commercial Services & Supplies	0.4	722,987
Professional Services	0.4	694,751
Marine Transportation	0.2	297,007
Investments	98.4	194,798,128
Short-Term Investments	1.6	3,086,841
Total Investments	100.0%	$ 197,884,969
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,702,546	$183,798,384	$—	$193,500,930
Preferred Stock	—	1,297,198	—	1,297,198
Other Investment Company	1,133,620	—	—	1,133,620
Repurchase Agreement	—	1,953,221	—	1,953,221
Total Investments	$10,836,166	$187,048,803	$—	$197,884,969
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the total value of 144A securities is $3,321,288, representing 1.6% of the
Portfolio's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $1,079,172, collateralized by cash collateral of $1,133,620. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Rate disclosed reflects the yield at December 31, 2025.
(E)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $146,724,543) (including securities loaned of $1,079,172)	$195,931,748
Repurchase agreement, at value (cost $1,953,221)	1,953,221
Foreign currency, at value (cost $108,133)	108,326
Receivables and other assets:
Investments sold	22,450
Net income from securities lending	869
Shares of beneficial interest sold	13,000,000
Dividends	81,817
Interest	73
Tax reclaims	955,718
Total assets	212,054,222
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,133,620
Payables and other liabilities:
Shares of beneficial interest redeemed	157,070
Investment management fees	135,743
Distribution and service fees	18,060
Transfer agent costs	198
Trustee and CCO fees	65
Audit and tax fees	20,024
Custody fees	19,002
Legal fees	1,539
Printing and shareholder reports fees	8,830
Other accrued expenses	6,738
Total liabilities	1,500,889
Net assets	$210,553,333
Net assets consist of:
Capital stock ($0.01 par value)	$118,724
Additional paid-in capital	142,657,713
Total distributable earnings (accumulated losses)	67,776,896
Net assets	$210,553,333
Net assets by class:
Initial Class	$129,366,015
Service Class	81,187,318
Shares outstanding:
Initial Class	7,260,118
Service Class	4,612,269
Net asset value and offering price per share:
Initial Class	$17.82
Service Class	17.60
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$6,467,636
Interest income	57,210
Net income from securities lending	21,766
Withholding taxes on foreign income	(533,326)
Total investment income	6,013,286
Expenses:
Investment management fees	1,521,919
Distribution and service fees:
Service Class	184,443
Transfer agent costs	2,230
Trustee and CCO fees	10,449
Audit and tax fees	22,992
Custody fees	75,865
Legal fees	18,857
Printing and shareholder reports fees	30,501
Other	24,780
Total expenses	1,892,036
Net investment income (loss)	4,121,250
Net realized gain (loss) on:
Investments	16,336,361
Foreign currency transactions	45,048
Net realized gain (loss)	16,381,409
Net change in unrealized appreciation (depreciation) on:
Investments	33,767,256
Translation of assets and liabilities denominated in foreign currencies	99,627
Net change in unrealized appreciation (depreciation)	33,866,883
Net realized and change in unrealized gain (loss)	50,248,292
Net increase (decrease) in net assets resulting from operations	$54,369,542
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$4,121,250	$4,126,656
Net realized gain (loss)	16,381,409	10,480,890
Net change in unrealized appreciation (depreciation)	33,866,883	(7,344,108)
Net increase (decrease) in net assets resulting from operations	54,369,542	7,263,438
Dividends and/or distributions to shareholders:
Initial Class	(9,093,140)	(3,420,570)
Service Class	(5,300,000)	(1,810,190)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(14,393,140)	(5,230,760)
Capital share transactions:
Proceeds from shares sold:
Initial Class	37,800,591	40,652,171
Service Class	11,781,585	7,844,813
	49,582,176	48,496,984
Dividends and/or distributions reinvested:
Initial Class	9,093,140	3,420,570
Service Class	5,300,000	1,810,190
	14,393,140	5,230,760
Cost of shares redeemed:
Initial Class	(72,715,584)	(40,698,266)
Service Class	(14,200,015)	(10,959,354)
	(86,915,599)	(51,657,620)
Net increase (decrease) in net assets resulting from capital share transactions	(22,940,283)	2,070,124
Net increase (decrease) in net assets	17,036,119	4,102,802
Net assets:
Beginning of year	193,517,214	189,414,412
End of year	$210,553,333	$193,517,214
Capital share transactions - shares:
Shares issued:
Initial Class	2,188,788	2,744,928
Service Class	718,439	528,956
	2,907,227	3,273,884
Shares reinvested:
Initial Class	551,099	220,540
Service Class	324,954	117,851
	876,053	338,391
Shares redeemed:
Initial Class	(4,417,776)	(2,650,486)
Service Class	(866,810)	(739,617)
	(5,284,586)	(3,390,103)
Net increase (decrease) in shares outstanding:
Initial Class	(1,677,889)	314,982
Service Class	176,583	(92,810)
	(1,501,306)	222,172
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.52	$14.45	$12.65	$16.04	$14.40
Investment operations:
Net investment income (loss)(A)	0.36	0.34	0.30	0.34	0.31
Net realized and unrealized gain (loss)	4.17	0.18	1.65	(2.70)	1.62
Total investment operations	4.53	0.52	1.95	(2.36)	1.93
Dividends and/or distributions to shareholders:
Net investment income	(0.39)	(0.45)	(0.15)	(0.47)	(0.29)
Net realized gains	(0.84)	—	—	(0.56)	—
Total dividends and/or distributions to shareholders	(1.23)	(0.45)	(0.15)	(1.03)	(0.29)
Net asset value, end of year	$17.82	$14.52	$14.45	$12.65	$16.04
Total return(B)	31.86%	3.38%	15.48%	(14.40)%	13.41%
Ratio and supplemental data:
Net assets end of year (000’s)	$129,366	$129,798	$124,632	$102,637	$124,895
Expenses to average net assets	0.86%	0.86%	0.86%	0.85%	0.85%
Net investment income (loss) to average net assets	2.19%	2.29%	2.21%	2.49%	1.97%
Portfolio turnover rate	19%	24%	17%	14%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.37	$14.31	$12.52	$15.88	$14.26
Investment operations:
Net investment income (loss)(A)	0.31	0.29	0.27	0.31	0.26
Net realized and unrealized gain (loss)	4.11	0.18	1.63	(2.68)	1.62
Total investment operations	4.42	0.47	1.90	(2.37)	1.88
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.41)	(0.11)	(0.43)	(0.26)
Net realized gains	(0.84)	—	—	(0.56)	—
Total dividends and/or distributions to shareholders	(1.19)	(0.41)	(0.11)	(0.99)	(0.26)
Net asset value, end of year	$17.60	$14.37	$14.31	$12.52	$15.88
Total return(B)	31.42%	3.11%	15.26%	(14.63)%	13.20%
Ratio and supplemental data:
Net assets end of year (000’s)	$81,187	$63,719	$64,782	$59,762	$77,923
Expenses to average net assets	1.11%	1.11%	1.11%	1.10%	1.10%
Net investment income (loss) to average net assets	1.92%	1.96%	2.02%	2.29%	1.67%
Portfolio turnover rate	19%	24%	17%	14%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TSW International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Portfolio records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended December 31, 2025, commissions recaptured are $5,817.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the year ended December 31, 2025, the Portfolio's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$2,354,545	11	5.54%
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,133,620	$—	$—	$—	$1,133,620
Total Borrowings	$1,133,620	$—	$—	$—	$1,133,620
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Currency risk: The value of a Portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $1 billion	0.74
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion up to $8 billion	0.68
Over $8 billion	0.66
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.91%	May 1, 2026
Service Class	1.16	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$37,256,147	$—	$77,538,403	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, forward contracts mark-to-market and passive foreign investment companies. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$152,065,511	$50,501,587	$(4,682,165)	$45,819,422
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$4,847,204	$—	$9,545,936	$—	$5,230,760	$—	$—	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$7,104,790	$—	$14,791,513	$—	$—	$—	$45,880,593
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica TSW International Equity VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica TSW International Equity VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $9,545,936 for the year ended December 31, 2025.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 4,575,963	$423,458
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW International Equity VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica TSW Mid Cap Value Opportunities VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 1.7%
Huntington Ingalls Industries, Inc.	11,500	$ 3,910,805
Banks - 2.4%
First Citizens BancShares, Inc., Class A	2,635	5,655,184
Beverages - 4.4%
Brown-Forman Corp., Class B	88,700	2,311,522
Constellation Brands, Inc., Class A	25,400	3,504,184
Molson Coors Beverage Co., Class B	98,600	4,602,648
		10,418,354
Biotechnology - 1.3%
Biogen, Inc. (A)	17,300	3,044,627
Chemicals - 5.3%
Mosaic Co.	198,600	4,784,274
PPG Industries, Inc.	46,100	4,723,406
Westlake Corp.	40,500	2,994,570
		12,502,250
Construction & Engineering - 1.2%
Fluor Corp. (A)	72,300	2,865,249
Consumer Staples Distribution & Retail - 1.7%
Dollar General Corp.	8,700	1,155,099
Dollar Tree, Inc. (A)	22,600	2,780,026
		3,935,125
Containers & Packaging - 4.2%
Crown Holdings, Inc.	38,500	3,964,345
Graphic Packaging Holding Co.	393,452	5,925,387
		9,889,732
Distributors - 2.6%
LKQ Corp.	198,898	6,006,720
Diversified Telecommunication Services - 1.0%
Liberty Global Ltd., Class A (A)	204,300	2,275,902
Electric Utilities - 3.5%
Evergy, Inc.	72,600	5,262,774
OGE Energy Corp.	69,175	2,953,772
		8,216,546
Electronic Equipment, Instruments & Components - 3.0%
TD SYNNEX Corp.	21,020	3,157,835
Vontier Corp.	102,672	3,817,345
		6,975,180
Energy Equipment & Services - 2.7%
Halliburton Co.	135,400	3,826,404
Noble Corp. PLC	85,500	2,414,520
		6,240,924
Financial Services - 4.5%
Corpay, Inc. (A)	12,900	3,881,997
Fiserv, Inc. (A)	37,900	2,545,743
Global Payments, Inc.	52,700	4,078,980
		10,506,720
	Shares	Value
COMMON STOCKS (continued)
Food Products - 9.5%
Archer-Daniels-Midland Co.	56,700	$ 3,259,683
Campbell's Co.	84,000	2,341,080
Conagra Brands, Inc.	305,400	5,286,474
Kraft Heinz Co.	247,300	5,997,025
Post Holdings, Inc. (A)	17,796	1,762,694
Tyson Foods, Inc., Class A	60,400	3,540,648
		22,187,604
Ground Transportation - 1.5%
U-Haul Holding Co.	75,100	3,510,174
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc. (A)	8,900	1,389,735
Baxter International, Inc.	197,800	3,779,958
Zimmer Biomet Holdings, Inc.	48,500	4,361,120
		9,530,813
Health Care Providers & Services - 4.1%
Centene Corp. (A)	102,100	4,201,415
Henry Schein, Inc. (A)	45,764	3,458,843
Molina Healthcare, Inc. (A)	10,900	1,891,586
		9,551,844
Insurance - 3.5%
F&G Annuities & Life, Inc.	3,708	114,392
Fidelity National Financial, Inc.	64,600	3,526,514
Markel Group, Inc. (A)	2,100	4,514,265
		8,155,171
Interactive Media & Services - 3.5%
IAC, Inc. (A)	122,758	4,799,838
Match Group, Inc.	106,350	3,434,041
		8,233,879
IT Services - 1.5%
Cognizant Technology Solutions Corp., Class A	42,100	3,494,300
Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories, Inc., Class A (A)	9,900	2,999,601
IQVIA Holdings, Inc. (A)	13,800	3,110,658
		6,110,259
Machinery - 0.9%
CNH Industrial NV	239,200	2,205,424
Media - 4.6%
Charter Communications, Inc., Class A (A)	7,700	1,607,375
News Corp., Class A	137,300	3,586,276
Omnicom Group, Inc.	26,000	2,099,500
Sirius XM Holdings, Inc.	173,728	3,473,691
		10,766,842
Metals & Mining - 1.3%
Commercial Metals Co.	45,000	3,114,900
Multi-Utilities - 2.4%
Dominion Energy, Inc.	94,600	5,542,614
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.8%
Expand Energy Corp.	27,700	$ 3,056,972
HF Sinclair Corp.	67,600	3,115,008
Kinder Morgan, Inc.	104,110	2,861,984
		9,033,964
Pharmaceuticals - 4.6%
Jazz Pharmaceuticals PLC (A)	13,907	2,364,190
Perrigo Co. PLC	316,200	4,401,504
Viatris, Inc.	329,500	4,102,275
		10,867,969
Professional Services - 3.8%
Amentum Holdings, Inc. (A)	115,814	3,358,606
Clarivate PLC (A)	670,209	2,238,498
Jacobs Solutions, Inc.	8,100	1,072,926
SS&C Technologies Holdings, Inc.	26,400	2,307,888
		8,977,918
Specialized REITs - 2.3%
Gaming & Leisure Properties, Inc.	118,600	5,300,234
Specialty Retail - 0.9%
Lithia Motors, Inc.	6,700	2,226,611
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.9%
WESCO International, Inc.	9,000	$ 2,201,760
Total Common Stocks (Cost $219,390,610)		223,455,598

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
Fixed Income Clearing Corp., 1.35% (B), dated 12/31/2025, to be repurchased at $10,968,897 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $11,187,558.	$ 10,968,075	10,968,075
Total Repurchase Agreement (Cost $10,968,075)		10,968,075
Total Investments (Cost $230,358,685)		234,423,673
Net Other Assets (Liabilities) - (0.0)%*		(79,413)
Net Assets - 100.0%		$ 234,344,260
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$223,455,598	$—	$—	$223,455,598
Repurchase Agreement	—	10,968,075	—	10,968,075
Total Investments	$223,455,598	$10,968,075	$—	$234,423,673
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at December 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $219,390,610)	$223,455,598
Repurchase agreement, at value (cost $10,968,075)	10,968,075
Receivables and other assets:
Investments sold	366,762
Net income from securities lending	340
Shares of beneficial interest sold	6,874
Dividends	216,767
Interest	411
Total assets	235,014,827
Liabilities:
Payables and other liabilities:
Investments purchased	281,806
Shares of beneficial interest redeemed	110,629
Due to custodian	32,136
Investment management fees	148,319
Distribution and service fees	49,747
Transfer agent costs	235
Trustee and CCO fees	77
Audit and tax fees	18,815
Custody fees	5,203
Legal fees	1,802
Printing and shareholder reports fees	13,758
Other accrued expenses	8,040
Total liabilities	670,567
Net assets	$234,344,260
Net assets consist of:
Capital stock ($0.01 par value)	$231,733
Additional paid-in capital	214,178,586
Total distributable earnings (accumulated losses)	19,933,941
Net assets	$234,344,260
Net assets by class:
Initial Class	$15,873,826
Service Class	218,470,434
Shares outstanding:
Initial Class	1,501,101
Service Class	21,672,208
Net asset value and offering price per share:
Initial Class	$10.57
Service Class	10.08
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$5,285,671
Interest income	184,856
Net income from securities lending	4,177
Total investment income	5,474,704
Expenses:
Investment management fees	1,636,198
Distribution and service fees:
Service Class	549,286
Transfer agent costs	2,602
Trustee and CCO fees	12,147
Audit and tax fees	22,004
Custody fees	19,988
Legal fees	21,490
Printing and shareholder reports fees	45,729
Other	26,206
Total expenses	2,335,650
Net investment income (loss)	3,139,054
Net realized gain (loss) on:
Investments	14,839,265
Net change in unrealized appreciation (depreciation) on:
Investments	3,045,462
Net realized and change in unrealized gain (loss)	17,884,727
Net increase (decrease) in net assets resulting from operations	$21,023,781
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$3,139,054	$2,176,325
Net realized gain (loss)	14,839,265	62,429,051
Net change in unrealized appreciation (depreciation)	3,045,462	(42,913,630)
Net increase (decrease) in net assets resulting from operations	21,023,781	21,691,746
Dividends and/or distributions to shareholders:
Initial Class	(4,230,916)	(2,788,877)
Service Class	(60,594,320)	(41,385,029)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(64,825,236)	(44,173,906)
Capital share transactions:
Proceeds from shares sold:
Initial Class	176,251	147,038
Service Class	2,730,852	4,257,030
	2,907,103	4,404,068
Dividends and/or distributions reinvested:
Initial Class	4,230,916	2,788,877
Service Class	60,594,320	41,385,029
	64,825,236	44,173,906
Cost of shares redeemed:
Initial Class	(1,444,928)	(68,065,812)
Service Class	(29,679,738)	(33,545,945)
	(31,124,666)	(101,611,757)
Net increase (decrease) in net assets resulting from capital share transactions	36,607,673	(53,033,783)
Net increase (decrease) in net assets	(7,193,782)	(75,515,943)
Net assets:
Beginning of year	241,538,042	317,053,985
End of year	$234,344,260	$241,538,042
Capital share transactions - shares:
Shares issued:
Initial Class	13,574	10,180
Service Class	246,663	303,420
	260,237	313,600
Shares reinvested:
Initial Class	401,035	210,640
Service Class	6,017,311	3,235,733
	6,418,346	3,446,373
Shares redeemed:
Initial Class	(116,390)	(4,572,149)
Service Class	(2,530,909)	(2,418,347)
	(2,647,299)	(6,990,496)
Net increase (decrease) in shares outstanding:
Initial Class	298,219	(4,351,329)
Service Class	3,733,065	1,120,806
	4,031,284	(3,230,523)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.05	$14.48	$14.62	$19.74	$15.64
Investment operations:
Net investment income (loss)(A)	0.19	0.12	0.13	0.18	0.13
Net realized and unrealized gain (loss)	1.05	1.14	1.33	(1.72)	4.41
Total investment operations	1.24	1.26	1.46	(1.54)	4.54
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.22)	(0.22)	(0.15)	(0.14)
Net realized gains	(3.55)	(2.47)	(1.38)	(3.43)	(0.30)
Total dividends and/or distributions to shareholders	(3.72)	(2.69)	(1.60)	(3.58)	(0.44)
Net asset value, end of year	$10.57	$13.05	$14.48	$14.62	$19.74
Total return(B)	9.56%	8.48%	10.81%	(8.23)%	29.19%
Ratio and supplemental data:
Net assets end of year (000’s)	$15,874	$15,693	$80,441	$235,756	$263,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%	0.81%	0.91%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.76%	0.81%(C)	0.91%	0.87%	0.87%
Net investment income (loss) to average net assets	1.57%	0.79%	0.93%	1.05%	0.68%
Portfolio turnover rate	67%	126%	18%	15%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.59	$14.07	$14.24	$19.31	$15.32
Investment operations:
Net investment income (loss)(A)	0.15	0.12	0.12	0.13	0.08
Net realized and unrealized gain (loss)	1.03	1.05	1.27	(1.67)	4.32
Total investment operations	1.18	1.17	1.39	(1.54)	4.40
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.18)	(0.18)	(0.10)	(0.11)
Net realized gains	(3.55)	(2.47)	(1.38)	(3.43)	(0.30)
Total dividends and/or distributions to shareholders	(3.69)	(2.65)	(1.56)	(3.53)	(0.41)
Net asset value, end of year	$10.08	$12.59	$14.07	$14.24	$19.31
Total return(B)	9.36%	8.09%	10.57%	(8.43)%	28.84%
Ratio and supplemental data:
Net assets end of year (000’s)	$218,470	$225,845	$236,613	$242,628	$297,801
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%	1.06%	1.16%	1.12%	1.12%
Including waiver and/or reimbursement and recapture	1.01%	1.06%	1.16%	1.12%	1.12%
Net investment income (loss) to average net assets	1.32%	0.83%	0.83%	0.81%	0.43%
Portfolio turnover rate	67%	126%	18%	15%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TSW Mid Cap Value Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended December 31, 2025, commissions recaptured are $8,914.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at December 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $750 million	0.6950%
Over $750 million up to $1.5 billion	0.6925
Over $1.5 billion up to $2 billion	0.6500
Over $2 billion	0.6300
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.78%	May 1, 2026
Service Class	1.03	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$151,193,239	$—	$176,443,406	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$237,900,908	$18,787,765	$(22,265,000)	$(3,477,235)
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$16,055,836	$—	$48,769,400	$—	$3,102,520	$—	$41,071,386	$—
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$10,999,345	$—	$12,411,831	$—	$—	$—	$(3,477,235)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica TSW Mid Cap Value Opportunities VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica TSW Mid Cap Value Opportunities VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $48,769,400 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica WMC US Growth VP
December 31, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS
At December 31, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (A)	56,759	$ 32,235,139
General Electric Co.	298,075	91,816,042
		124,051,181
Automobiles - 2.5%
Tesla, Inc. (A)	342,887	154,203,142
Banks - 0.6%
Wells Fargo & Co.	391,265	36,465,898
Biotechnology - 1.6%
Natera, Inc. (A)	103,761	23,770,607
Vertex Pharmaceuticals, Inc. (A)	161,469	73,203,586
		96,974,193
Broadline Retail - 5.5%
Amazon.com, Inc. (A)	1,443,597	333,211,060
Building Products - 0.4%
Builders FirstSource, Inc. (A)	224,745	23,124,013
Capital Markets - 1.7%
Ares Management Corp., Class A	181,160	29,280,891
Interactive Brokers Group, Inc., Class A	450,562	28,975,642
KKR & Co., Inc.	346,430	44,162,896
		102,419,429
Chemicals - 0.9%
Sherwin-Williams Co.	164,781	53,393,987
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	111,965	23,728,743
Communications Equipment - 1.3%
Arista Networks, Inc. (A)	600,101	78,631,234
Consumer Finance - 0.8%
American Express Co.	124,603	46,096,880
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (A)	512,300	46,122,369
Walmart, Inc.	531,827	59,250,846
		105,373,215
Electrical Equipment - 0.9%
GE Vernova, Inc.	85,069	55,598,546
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp., Class A	477,248	64,495,295
Coherent Corp. (A)	207,730	38,340,726
		102,836,021
Entertainment - 2.6%
Liberty Media Corp. - Liberty Formula One, Class C (A)	488,379	48,110,215
Netflix, Inc. (A)	1,162,856	109,029,379
		157,139,594
Financial Services - 3.8%
Klarna Group PLC (A)	669,603	19,358,223
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Mastercard, Inc., Class A	293,366	$ 167,476,782
Visa, Inc., Class A	130,874	45,898,820
		232,733,825
Health Care Equipment & Supplies - 0.4%
Dexcom, Inc. (A)	400,241	26,563,995
Health Care Technology - 0.6%
Veeva Systems, Inc., Class A (A)	148,688	33,191,622
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (A)	1,423,412	52,666,244
DoorDash, Inc., Class A (A)	239,598	54,264,155
Hilton Worldwide Holdings, Inc.	249,398	71,639,576
Royal Caribbean Cruises Ltd.	135,359	37,754,332
		216,324,307
Interactive Media & Services - 11.2%
Alphabet, Inc., Class A	1,429,116	447,313,308
Meta Platforms, Inc., Class A	352,980	232,998,568
		680,311,876
IT Services - 0.8%
Shopify, Inc., Class A (A)	292,400	47,067,628
Machinery - 1.4%
Caterpillar, Inc.	100,165	57,381,523
Cummins, Inc.	56,084	28,628,078
		86,009,601
Pharmaceuticals - 3.8%
Eli Lilly & Co.	213,165	229,084,162
Semiconductors & Semiconductor Equipment - 20.6%
Advanced Micro Devices, Inc. (A)	396,060	84,820,210
Broadcom, Inc.	1,040,005	359,945,731
Credo Technology Group Holding Ltd. (A)	139,979	20,141,578
KLA Corp.	65,281	79,321,637
NVIDIA Corp.	3,810,392	710,638,108
		1,254,867,264
Software - 16.7%
AppLovin Corp., Class A (A)	74,543	50,228,564
Cadence Design Systems, Inc. (A)	220,441	68,905,448
Intuit, Inc.	103,327	68,445,871
Microsoft Corp.	927,480	448,547,877
Oracle Corp.	462,168	90,081,165
Palantir Technologies, Inc., Class A (A)	276,047	49,067,354
Palo Alto Networks, Inc. (A)	338,535	62,358,147
PTC, Inc. (A)	232,980	40,587,446
Samsara, Inc., Class A (A)	728,997	25,842,944
ServiceNow, Inc. (A)	489,515	74,988,803
Tyler Technologies, Inc. (A)	83,162	37,751,390
		1,016,805,009
Specialty Retail - 1.5%
Lowe's Cos., Inc.	213,866	51,575,925
O'Reilly Automotive, Inc. (A)	442,882	40,395,267
		91,971,192
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	2,018,952	$ 548,872,291
Trading Companies & Distributors - 1.6%
Ferguson Enterprises, Inc.	192,881	42,941,097
FTAI Aviation Ltd.	286,564	56,410,124
		99,351,221
Total Common Stocks (Cost $3,676,764,854)		6,056,401,129

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.35% (B), dated 12/31/2025, to be repurchased at $18,933,312 on 01/02/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 04/30/2027, and with a value of $19,310,639.	$ 18,931,892	18,931,892
Total Repurchase Agreement (Cost $18,931,892)		18,931,892
Total Investments (Cost $3,695,696,746)		6,075,333,021
Net Other Assets (Liabilities) - 0.1%		3,422,212
Net Assets - 100.0%		$ 6,078,755,233
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,056,401,129	$—	$—	$6,056,401,129
Repurchase Agreement	—	18,931,892	—	18,931,892
Total Investments	$6,056,401,129	$18,931,892	$—	$6,075,333,021
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at December 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended December 31, 2025. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investments, at value (cost $3,676,764,854)	$6,056,401,129
Repurchase agreement, at value (cost $18,931,892)	18,931,892
Foreign currency, at value (cost $6,550)	7,041
Receivables and other assets:
Shares of beneficial interest sold	8,140,447
Dividends	486,958
Interest	710
Tax reclaims	15,520
Total assets	6,083,983,697
Liabilities:
Payables and other liabilities:
Interest expense	2,984
Shares of beneficial interest redeemed	1,273,366
Investment management fees	3,347,897
Distribution and service fees	246,197
Transfer agent costs	6,244
Trustee and CCO fees	2,048
Audit and tax fees	36,970
Custody fees	82,165
Legal fees	41,538
Printing and shareholder reports fees	142,842
Other accrued expenses	46,213
Total liabilities	5,228,464
Net assets	$6,078,755,233
Net assets consist of:
Capital stock ($0.01 par value)	$1,472,183
Additional paid-in capital	3,315,085,086
Total distributable earnings (accumulated losses)	2,762,197,964
Net assets	$6,078,755,233
Net assets by class:
Initial Class	$5,000,957,741
Service Class	1,077,797,492
Shares outstanding:
Initial Class	119,458,251
Service Class	27,760,013
Net asset value and offering price per share:
Initial Class	$41.86
Service Class	38.83
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Investment income:
Dividend income	$23,628,998
Interest income	481,838
Net income from securities lending	38
Withholding taxes on foreign income	14,318
Total investment income	24,125,192
Expenses:
Investment management fees	34,828,186
Distribution and service fees:
Service Class	2,567,415
Transfer agent costs	64,100
Trustee and CCO fees	299,233
Audit and tax fees	78,677
Custody fees	322,120
Legal fees	527,898
Printing and shareholder reports fees	515,695
Interest	9,355
Other	280,035
Total expenses	39,492,714
Net investment income (loss)	(15,367,522)
Net realized gain (loss) on:
Investments	395,487,523
Net change in unrealized appreciation (depreciation) on:
Investments	557,166,452
Translation of assets and liabilities denominated in foreign currencies	835
Net change in unrealized appreciation (depreciation)	557,167,287
Net realized and change in unrealized gain (loss)	952,654,810
Net increase (decrease) in net assets resulting from operations	$937,287,288
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$(15,367,522)	$(7,120,376)
Net realized gain (loss)	395,487,523	945,961,235
Net change in unrealized appreciation (depreciation)	557,167,287	471,769,020
Net increase (decrease) in net assets resulting from operations	937,287,288	1,410,609,879
Dividends and/or distributions to shareholders:
Initial Class	(767,008,938)	(435,053,201)
Service Class	(176,341,873)	(95,024,273)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(943,350,811)	(530,077,474)
Capital share transactions:
Proceeds from shares sold:
Initial Class	177,964,503	425,278,127
Service Class	25,293,032	50,913,948
	203,257,535	476,192,075
Dividends and/or distributions reinvested:
Initial Class	767,008,938	435,053,201
Service Class	176,341,873	95,024,273
	943,350,811	530,077,474
Cost of shares redeemed:
Initial Class	(698,754,382)	(734,809,091)
Service Class	(154,791,160)	(163,127,934)
	(853,545,542)	(897,937,025)
Net increase (decrease) in net assets resulting from capital share transactions	293,062,804	108,332,524
Net increase (decrease) in net assets	286,999,281	988,864,929
Net assets:
Beginning of year	5,791,755,952	4,802,891,023
End of year	$6,078,755,233	$5,791,755,952
Capital share transactions - shares:
Shares issued:
Initial Class	4,217,295	10,897,570
Service Class	667,653	1,338,838
	4,884,948	12,236,408
Shares reinvested:
Initial Class	19,320,124	11,294,216
Service Class	4,785,397	2,619,192
	24,105,521	13,913,408
Shares redeemed:
Initial Class	(17,047,394)	(18,001,800)
Service Class	(3,964,763)	(4,267,275)
	(21,012,157)	(22,269,075)
Net increase (decrease) in shares outstanding:
Initial Class	6,490,025	4,189,986
Service Class	1,488,287	(309,245)
	7,978,312	3,880,741
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$42.06	$35.85	$25.94	$45.46	$43.71
Investment operations:
Net investment income (loss)(A)	(0.09)	(0.03)	0.02	0.02	(0.05)
Net realized and unrealized gain (loss)	7.16	10.07	10.81	(13.49)	8.86
Total investment operations	7.07	10.04	10.83	(13.47)	8.81
Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.01)	—	(0.04)
Net realized gains	(7.27)	(3.83)	(0.91)	(6.05)	(7.02)
Total dividends and/or distributions to shareholders	(7.27)	(3.83)	(0.92)	(6.05)	(7.06)
Net asset value, end of year	$41.86	$42.06	$35.85	$25.94	$45.46
Total return(B)	17.76%	28.99%	42.08%	(31.35)%	20.67%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,000,958	$4,751,978	$3,899,250	$2,766,449	$3,959,377
Expenses to average net assets	0.64%	0.64%	0.66%	0.65%	0.64%
Net investment income (loss) to average net assets	(0.22)%	(0.08)%	0.06%	0.07%	(0.11)%
Portfolio turnover rate	29%	40%	52%	34%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$39.58	$34.00	$24.69	$43.74	$42.35
Investment operations:
Net investment income (loss)(A)	(0.18)	(0.13)	(0.05)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	6.70	9.54	10.27	(12.94)	8.57
Total investment operations	6.52	9.41	10.22	(13.00)	8.41
Dividends and/or distributions to shareholders:
Net realized gains	(7.27)	(3.83)	(0.91)	(6.05)	(7.02)
Net asset value, end of year	$38.83	$39.58	$34.00	$24.69	$43.74
Total return(B)	17.47%	28.69%	41.72%	(31.52)%	20.37%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,077,797	$1,039,778	$903,641	$315,826	$499,931
Expenses to average net assets	0.89%	0.89%	0.91%	0.90%	0.89%
Net investment income (loss) to average net assets	(0.47)%	(0.33)%	(0.18)%	(0.19)%	(0.36)%
Portfolio turnover rate	29%	40%	52%	34%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025,
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
1. ORGANIZATION (continued)
(i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended December 31, 2025, commissions recaptured are $27,388.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at December 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended December 31, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the year ended December 31, 2025, the Portfolio's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$6,933,333	9	5.40%
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2025.
Repurchase agreements at December 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK FACTORS (continued)
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Small and medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. RISK FACTORS (continued)
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.74%	May 1, 2026
Service Class	0.99	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of December 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the year ended December 31, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$1,658,474,177	$—	$2,334,023,837	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to net operating losses. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$(14,631,278)	$14,631,278
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,698,630,753	$2,438,347,467	$(61,645,199)	$2,376,702,268
As of December 31, 2025, the Portfolio had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Portfolio did not utilize any capital loss carryforwards.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$46,455,858	$—	$896,894,953	$—	$6,842,263	$—	$523,235,211	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$—	$—	$385,495,205	$—	$—	$—	$2,376,702,759
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica WMC US Growth VP
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica WMC US Growth VP (the “Portfolio”) (one of the series constituting Transamerica Series Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting Transamerica Series Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For tax purposes, the Portfolio has made a long-term capital gain designation of $896,894,953 for the year ended December 31, 2025.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica WMC US Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Series Trust
Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5094538 12/25
©2026 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The registrant’s code of ethics is attached hereto.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 4, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	March 4, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer